UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020—June 30, 2020

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2020 Vanguard Bond Index Funds

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Short-Term Bond Index Fund	4

Intermediate-Term Bond Index Fund	22

Long-Term Bond Index Fund	40

Trustees Approve Advisory Arrangements	59

Liquidity Risk Management	61

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,040.14	$0.76
ETF Shares	1,000.00	1,039.91	0.25
Admiral™ Shares	1,000.00	1,040.55	0.36
Institutional Shares	1,000.00	1,040.66	0.25
Institutional Plus Shares	1,000.00	1,040.71	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,078.59	$0.78
ETF Shares	1,000.00	1,078.25	0.26
Admiral Shares	1,000.00	1,079.01	0.36
Institutional Shares	1,000.00	1,079.12	0.26
Institutional Plus Shares	1,000.00	1,079.17	0.21
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,130.56	$0.26
Admiral Shares	1,000.00	1,130.76	0.37
Institutional Shares	1,000.00	1,130.87	0.26
Institutional Plus Shares	1,000.00	1,130.93	0.21

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2019	6/30/2020	Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.12	$0.75
ETF Shares	1,000.00	1,024.61	0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Institutional Plus Shares	1,000.00	1,024.66	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.12	$0.75
ETF Shares	1,000.00	1,024.61	0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Institutional Plus Shares	1,000.00	1,024.66	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,024.61	$0.25
Admiral Shares	1,000.00	1,024.52	0.35
Institutional Shares	1,000.00	1,024.61	0.25
Institutional Plus Shares	1,000.00	1,024.66	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Short-Term Bond Index Fund

Fund Allocation

As of June 30, 2020

Corporate Bonds	27.0%
Sovereign Bonds	6.8
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	66.1

The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Short-Term Bond Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of June 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.250%	10/31/21	971,436	985,406	1.8%
United States Treasury Note/Bond	2.625%	2/28/23	863,733	920,014	1.7%
United States Treasury Note/Bond	1.125%	8/31/21	782,478	791,038	1.5%
United States Treasury Note/Bond	2.125%	3/31/24	536,754	574,998	1.1%
United States Treasury Note/Bond	2.125%	5/15/25	516,100	561,821	1.0%
United States Treasury Note/Bond	2.250%	11/15/24	511,920	556,314	1.0%
United States Treasury Note/Bond	1.125%	9/30/21	548,868	555,301	1.0%
United States Treasury Note/Bond	1.500%	10/31/21	543,029	552,619	1.0%
United States Treasury Note/Bond	1.875%	1/31/22	530,340	544,596	1.0%
United States Treasury Note/Bond	0.250%	4/15/23	539,905	541,087	1.0%
United States Treasury Note/Bond	2.000%	5/31/24	478,278	511,384	0.9%
United States Treasury Note/Bond	2.000%	11/30/22	486,670	508,112	0.9%
United States Treasury Note/Bond	2.750%	11/15/23	465,537	505,545	0.9%
United States Treasury Note/Bond	2.375%	8/15/24	460,333	500,686	0.9%
United States Treasury Note/Bond	1.750%	4/30/22	483,079	497,045	0.9%

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.625%	8/31/22	475,501	490,437	0.9%
United States Treasury Note/Bond	2.500%	1/31/25	441,295	486,113	0.9%
United States Treasury Note/Bond	2.875%	9/30/23	405,829	441,087	0.8%
United States Treasury Note/Bond	2.500%	5/15/24	405,309	440,899	0.8%
United States Treasury Note/Bond	2.125%	12/31/22	391,477	410,561	0.8%
United States Treasury Note/Bond	0.125%	4/30/22	410,371	410,117	0.8%
United States Treasury Note/Bond	1.875%	3/31/22	394,170	405,873	0.8%
United States Treasury Note/Bond	0.125%	6/30/22	401,657	401,408	0.7%
United States Treasury Note/Bond	1.750%	5/15/23	382,650	399,930	0.7%
United States Treasury Note/Bond	2.875%	5/31/25	346,735	390,403	0.7%
United States Treasury Note/Bond	2.625%	6/30/23	341,252	366,204	0.7%
United States Treasury Note/Bond	2.500%	8/15/23	339,900	364,437	0.7%
United States Treasury Note/Bond	2.375%	2/29/24	333,228	359,573	0.7%
United States Treasury Note/Bond	1.750%	3/31/22	347,397	356,950	0.7%
United States Treasury Note/Bond	0.375%	3/31/22	352,000	353,264	0.7%
United States Treasury Note/Bond	2.125%	9/30/24	322,595	348,203	0.6%
United States Treasury Note/Bond	2.500%	1/31/24	319,655	345,828	0.6%
United States Treasury Note/Bond	2.250%	4/30/24	318,585	343,224	0.6%
United States Treasury Note/Bond	2.750%	2/15/24	299,077	326,508	0.6%
United States Treasury Note/Bond	2.125%	2/29/24	303,995	325,226	0.6%
United States Treasury Note/Bond	1.750%	5/31/22	314,855	324,351	0.6%
United States Treasury Note/Bond	1.625%	11/15/22	310,263	320,976	0.6%
United States Treasury Note/Bond	0.250%	6/30/25	319,940	319,338	0.6%
United States Treasury Note/Bond	1.750%	11/30/21	306,779	313,632	0.6%
United States Treasury Note/Bond	2.375%	1/31/23	295,243	311,942	0.6%
United States Treasury Note/Bond	2.250%	10/31/24	287,110	311,827	0.6%
United States Treasury Note/Bond	1.500%	2/28/23	285,326	295,401	0.5%

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.875%	11/15/21	265,152	274,931	0.5%
	United States Treasury Note/Bond	2.000%	2/15/25	254,220	274,400	0.5%
	United States Treasury Note/Bond	1.500%	10/31/24	257,844	271,703	0.5%
	United States Treasury Note/Bond	2.125%	5/15/22	260,496	270,020	0.5%
	United States Treasury Note/Bond	2.750%	8/31/23	244,140	263,901	0.5%
	United States Treasury Note/Bond	0.250%	5/31/25	258,886	258,562	0.5%
	United States Treasury Note/Bond	1.625%	12/31/21	252,585	258,112	0.5%
	United States Treasury Note/Bond	2.500%	1/15/22	248,720	257,619	0.5%
	United States Treasury Note/Bond	0.125%–8.125%	2/15/21–7/31/25	12,516,076	13,110,825	24.2%
					34,309,751	63.3%

Agency Bonds and Notes †					1,273,456	2.3%
Total U.S. Government and Agency Obligations (Cost $34,303,808)					35,583,207	65.6%
Corporate Bonds
Finance
[1]	Banking †				4,870,864	9.0%
	Brokerage †				156,129	0.3%
[1]	Finance Companies †				194,432	0.3%
	Insurance †				468,035	0.9%
	Other Finance †				4,937	0.0%
	Real Estate Investment Trusts †				352,681	0.6%
					6,047,078	11.1%
Industrial
[1]	Basic Industry †				322,859	0.6%
[1]	Capital Goods †				778,326	1.5%
[1]	Communication †				777,929	1.4%
	Consumer Cyclical †				1,117,742	2.1%
[1]	Consumer Noncyclical †				2,047,726	3.8%
	Energy †				1,138,737	2.1%
	Other Industrial †				13,845	0.0%
[1]	Technology †				1,367,256	2.5%
	Transportation †				230,499	0.4%
					7,794,919	14.4%

Utilities
[1]	Electric †				633,541	1.2%
[1]	Natural Gas †				36,821	0.1%
	Other Utility †				12,216	0.0%
					682,578	1.3%
Total Corporate Bonds (Cost $13,987,139)					14,524,575	26.8%

Short-Term Bond Index Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
Sovereign Bonds (Cost $3,571,847) †	3,691,718	6.8%
Taxable Municipal Bonds (Cost $34,775) †	35,326	0.1%

	Coupon	Shares
Temporary Cash Investment
Money Market Fund
[2] Vanguard Market Liquidity Fund
(Cost $258,448)	0.227%	2,584,480	258,448	0.5%
Total Investments (Cost $52,156,017)			54,093,274	99.8%
Other Assets and Liabilities—Net			123,826	0.2%
Net Assets			54,217,100	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $484,129,000, representing 0.9% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $51,897,569)	53,834,826
Affiliated Issuers (Cost $258,448)	258,448
Total Investments in Securities	54,093,274
Investment in Vanguard	2,396
Cash	33,779
Receivables for Investment Securities Sold	1,258,379
Receivables for Accrued Income	289,836
Receivables for Capital Shares Issued	14,408
Other Assets	410
Total Assets	55,692,482
Liabilities
Payables for Investment Securities Purchased	1,433,445
Payables for Capital Shares Redeemed	35,829
Payables for Distributions	4,577
Payables to Vanguard	1,531
Total Liabilities	1,475,382
Net Assets	54,217,100

Short-Term Bond Index Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	52,313,041
Total Distributable Earnings (Loss)	1,904,059
Net Assets	54,217,100

Investor Shares — Net Assets
Applicable to 8,513,787 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,684
Net Asset Value Per Share — Investor Shares	$10.89

ETF Shares — Net Assets
Applicable to 296,912,541 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,658,378
Net Asset Value Per Share — ETF Shares	$83.05

Admiral Shares — Net Assets
Applicable to 1,547,150,603 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,842,766
Net Asset Value Per Share — Admiral Shares	$10.89

Institutional Shares — Net Assets
Applicable to 495,841,848 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,397,889
Net Asset Value Per Share — Institutional Shares	$10.89

Institutional Plus Shares — Net Assets
Applicable to 663,712,247 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,225,383
Net Asset Value Per Share — Institutional Plus Shares	$10.89

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest[1]	527,088
Total Income	527,088
Expenses
The Vanguard Group—Note B
Investment Advisory Services	643
Management and Administrative—Investor Shares	59
Management and Administrative—ETF Shares	4,397
Management and Administrative—Admiral Shares	4,723
Management and Administrative—Institutional Shares	1,173
Management and Administrative—Institutional Plus Shares	1,222
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—ETF Shares	625
Marketing and Distribution—Admiral Shares	535
Marketing and Distribution—Institutional Shares	98
Marketing and Distribution—Institutional Plus Shares	53
Custodian Fees	7
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	351
Shareholders’ Reports—Admiral Shares	72
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	10
Trustees’ Fees and Expenses	18
Total Expenses	14,000
Net Investment Income	513,088
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	175,905
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,306,711
Net Increase (Decrease) in Net Assets Resulting from Operations	1,995,704

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $928,000, ($43,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $79,189,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	513,088	1,114,701
Realized Net Gain (Loss)	175,905	9,784
Change in Unrealized Appreciation (Depreciation)	1,306,711	1,214,482
Net Increase (Decrease) in Net Assets Resulting from Operations	1,995,704	2,338,967
Distributions[1]
Investor Shares	(859)	(13,802)
ETF Shares	(193,328)	(520,079)
Admiral Shares	(158,480)	(328,656)
Institutional Shares	(54,629)	(121,962)
Institutional Plus Shares	(69,917)	(130,015)
Total Distributions	(477,213)	(1,114,514)
Capital Share Transactions
Investor Shares	1,300	(1,075,752)
ETF Shares	1,440,865	(5,999,216)
Admiral Shares	1,002,444	1,208,370
Institutional Shares	(283,396)	461,876
Institutional Plus Shares	392,956	1,089,410
Net Increase (Decrease) from Capital Share Transactions	2,554,169	(4,315,312)
Total Increase (Decrease)	4,072,660	(3,090,859)
Net Assets
Beginning of Period	50,144,440	53,235,299
End of Period	54,217,100	50,144,440

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.57	$10.31	$10.38	$10.43	$10.43	$10.48
Investment Operations
Net Investment Income	.103[1]	.230[1]	.198[1]	.164[1]	.146	.130
Net Realized and Unrealized Gain (Loss) on Investments	.320	.258	(.069)	(.050)	.002	(.040)
Total from Investment Operations	.423	.488	.129	.114	.148	.090
Distributions
Dividends from Net Investment Income	(.103)	(.228)	(.199)	(.164)	(.146)	(.130)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	(.002)	(.010)
Total Distributions	(.103)	(.228)	(.199)	(.164)	(.148)	(.140)
Net Asset Value, End of Period	$10.89	$10.57	$10.31	$10.38	$10.43	$10.43

Total Return[3]	4.01%	4.77%	1.27%	1.10%	1.41%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$93	$89	$1,143	$1,545	$1,865	$2,307
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.18%	1.94%	1.57%	1.38%	1.23%
Portfolio Turnover Rate[4]	28%	44%	48%	50%	51%	52%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$80.55	$78.56	$79.09	$79.44	$79.49	$79.87
Investment Operations
Net Investment Income	.823[1]	1.819[1]	1.580[1]	1.314[1]	1.172	1.039
Net Realized and Unrealized Gain (Loss) on Investments	2.380	2.014	(.545)	(.362)	(.037)	(.303)
Total from Investment Operations	3.203	3.833	1.035	.952	1.135	.736
Distributions
Dividends from Net Investment Income	(.703)	(1.843)	(1.565)	(1.300)	(1.172)	(1.039)
Distributions from Realized Capital Gains	—	—	—	(.002)	(.013)	(.077)
Total Distributions	(.703)	(1.843)	(1.565)	(1.302)	(1.185)	(1.116)
Net Asset Value, End of Period	$83.05	$80.55	$78.56	$79.09	$79.44	$79.49

Total Return	3.99%	4.92%	1.34%	1.20%	1.42%	0.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,658	$22,522	$27,946	$23,902	$19,576	$17,402
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.28%	2.02%	1.65%	1.46%	1.30%
Portfolio Turnover Rate[2]	28%	44%	48%	50%	51%	52%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,					Year Ended December 31,
Throughout Each Period	2020	2019		2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.57	$10.31		$10.38	$10.43	$10.43	$10.48
Investment Operations
Net Investment Income	.107 [1]	.237	[1]	.207 [1]	.172 [1]	.154	.137
Net Realized and Unrealized Gain (Loss) on Investments	.320	.260		(.070)	(.050)	.002	(.040)
Total from Investment Operations	.427	.497		.137	.122	.156	.097
Distributions
Dividends from Net Investment Income	(.107)	(.237)		(.207)	(.172)	(.154)	(.137)
Distributions from Realized Capital Gains	—	—		—	(.000)[2]	(.002)	(.010)
Total Distributions	(.107)	(.237)		(.207)	(.172)	(.156)	(.147)
Net Asset Value, End of Period	$10.89	$10.57		$10.31	$10.38	$10.43	$10.43

Total Return[3]	4.06%	4.86%		1.35%	1.18%	1.49%	0.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,843	$15,379		$13,812	$16,034	$15,335	$14,662
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%		0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.26%		2.02%	1.65%	1.46%	1.30%
Portfolio Turnover Rate[4]	28%	44%		48%	50%	51%	52%

The expense ratio and net investment income ratio for the current period have been annualized

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.57	$10.31	$10.38	$10.43	$10.43	$10.48
Investment Operations
Net Investment Income	.108 [1]	.239 [1]	.209 [1]	.174 [1]	.156	.140
Net Realized and Unrealized Gain (Loss) on Investments	.320	.260	(.070)	(.050)	.002	(.040)
Total from Investment Operations	.428	.499	.139	.124	.158	.100
Distributions
Dividends from Net Investment Income	(.108)	(.239)	(.209)	(.174)	(.156)	(.140)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	(.002)	(.010)
Total Distributions	(.108)	(.239)	(.209)	(.174)	(.158)	(.150)
Net Asset Value, End of Period	$10.89	$10.57	$10.31	$10.38	$10.43	$10.43

Total Return	4.07%	4.88%	1.37%	1.20%	1.51%	0.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,398	$5,524	$4,930	$5,033	$4,963	$4,506
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.28%	2.04%	1.67%	1.48%	1.33%
Portfolio Turnover Rate[3]	28%	44%	48%	50%	51%	52%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
For a Share Outstanding	June 30,				Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.57	$10.31	$10.38	$10.43	$10.43	$10.48
Investment Operations
Net Investment Income	.109 [1]	.240 [1]	.210 [1]	.175 [1]	.158	.142
Net Realized and Unrealized Gain (Loss) on Investments	.320	.260	(.070)	(.050)	.002	(.040)
Total from Investment Operations	.429	.500	.140	.125	.160	.102
Distributions
Dividends from Net Investment Income	(.109)	(.240)	(.210)	(.175)	(.158)	(.142)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	(.002)	(.010)
Total Distributions	(.109)	(.240)	(.210)	(.175)	(.160)	(.152)
Net Asset Value, End of Period	$10.89	$10.57	$10.31	$10.38	$10.43	$10.43

Total Return	4.07%	4.89%	1.38%	1.21%	1.52%	0.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,225	$6,631	$5,404	$5,078	$4,336	$3,502
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.29%	2.05%	1.68%	1.49%	1.35%
Portfolio Turnover Rate[3]	28%	44%	48%	50%	51%	52%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3.  Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are

Short-Term Bond Index Fund

allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $2,396,000, representing less than 0.01% of the fund’s net assets and 0.96% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Short-Term Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	35,583,207	—	35,583,207
Corporate Bonds	—	14,524,575	—	14,524,575
Sovereign Bonds	—	3,691,718	—	3,691,718
Taxable Municipal Bonds	—	35,326	—	35,326
Temporary Cash Investments	258,448	—	—	258,448
Total	258,448	53,834,826	—	54,093,274

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	52,156,017
Gross Unrealized Appreciation	1,953,091
Gross Unrealized Depreciation	(15,834)
Net Unrealized Appreciation (Depreciation)	1,937,257

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $245,166,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended June 30, 2020, the fund purchased $6,400,810,000 of investment securities and sold $4,435,753,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $14,832,644,000 and $14,238,091,000, respectively. Total purchases and sales include $5,591,618,000 and $4,187,495,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Short-Term Bond Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $5,207,336,000 and $474,413,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2020	December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	21,199	1,972	293,432	27,888
Issued in Lieu of Cash Distributions	859	80	11,196	1,073
Redeemed[1]	(20,758)	(1,934)	(1,380,380)	(131,418)
Net Increase (Decrease)—Investor Shares	1,300	118	(1,075,752)	(102,457)
ETF Shares
Issued	5,689,276	69,300	4,503,647	56,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,248,411)	(52,000)	(10,502,863)	(132,400)
Net Increase (Decrease)—ETF Shares	1,440,865	17,300	(5,999,216)	(76,100)
Admiral Shares
Issued[1]	4,134,875	384,327	4,953,370	472,453
Issued in Lieu of Cash Distributions	135,364	12,555	282,340	26,869
Redeemed	(3,267,795)	(304,367)	(4,027,340)	(384,509)
Net Increase (Decrease)—Admiral Shares	1,002,444	92,515	1,208,370	114,813
Institutional Shares
Issued	1,028,695	95,750	1,947,465	185,713
Issued in Lieu of Cash Distributions	49,710	4,612	112,032	10,663
Redeemed	(1,361,801)	(127,021)	(1,597,621)	(152,105)
Net Increase (Decrease)—Institutional Shares	(283,396)	(26,659)	461,876	44,271
Institutional Plus Shares
Issued	799,841	74,509	1,841,903	174,690
Issued in Lieu of Cash Distributions	67,654	6,275	125,488	11,944
Redeemed	(474,539)	(44,311)	(877,981)	(83,593)
Net Increase (Decrease)—Institutional Plus Shares	392,956	36,473	1,089,410	103,041

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 88,906,000 and 88,917,000 shares, respectively, in the amount of $934,434,000 from the conversion during the year ended December 31, 2019.

H. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Intermediate-Term Bond Index Fund

Fund Allocation

As of June 30, 2020

Corporate Bonds	45.8%
Sovereign Bonds	4.1
Taxable Municipal Bonds	0.3
U.S. Government and Agency Obligations	49.8

The table reflects the fund's investments, except for short-term securities. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of June 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.125%	11/15/28	757,703	915,639	2.5%
United States Treasury Note/Bond	1.625%	2/15/26	768,664	822,109	2.2%
United States Treasury Note/Bond	1.500%	8/15/26	771,261	821,632	2.2%
United States Treasury Note/Bond	0.625%	5/15/30	804,308	801,799	2.2%
United States Treasury Note/Bond	2.250%	2/15/27	712,625	795,689	2.2%
United States Treasury Note/Bond	2.625%	2/15/29	636,111	745,045	2.0%
United States Treasury Note/Bond	1.625%	5/15/26	652,268	698,742	1.9%
United States Treasury Note/Bond	2.875%	8/15/28	588,945	697,164	1.9%
United States Treasury Note/Bond	2.875%	5/15/28	553,253	652,667	1.8%
United States Treasury Note/Bond	2.250%	8/15/27	575,586	646,273	1.8%
United States Treasury Note/Bond	1.625%	8/15/29	589,130	642,517	1.7%
United States Treasury Note/Bond	2.375%	5/15/29	548,646	633,001	1.7%
United States Treasury Note/Bond	2.750%	2/15/28	539,955	629,722	1.7%
United States Treasury Note/Bond	2.250%	11/15/27	550,965	620,354	1.7%
United States Treasury Note/Bond	2.375%	5/15/27	521,777	588,711	1.6%

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.750%	11/15/29	483,914	534,120	1.5%
United States Treasury Note/Bond	1.625%	11/30/26	448,479	481,904	1.3%
United States Treasury Note/Bond	1.375%	8/31/26	432,825	457,847	1.2%
United States Treasury Note/Bond	2.000%	8/15/25	401,237	435,591	1.2%
United States Treasury Note/Bond	2.500%	2/28/26	366,000	409,693	1.1%
United States Treasury Note/Bond	0.500%	5/31/27	385,770	386,009	1.1%
United States Treasury Note/Bond	2.125%	5/31/26	332,456	366,014	1.0%
United States Treasury Note/Bond	2.000%	11/15/26	310,512	340,883	0.9%
United States Treasury Note/Bond	2.250%	11/15/25	270,522	298,039	0.8%
United States Treasury Note/Bond	2.375%	4/30/26	251,875	280,762	0.8%
United States Treasury Note/Bond	2.625%	12/31/25	239,685	269,308	0.7%
United States Treasury Note/Bond	2.250%	3/31/26	219,650	243,023	0.7%
United States Treasury Note/Bond	2.750%	8/31/25	204,830	230,370	0.6%
United States Treasury Note/Bond	2.875%	11/30/25	201,505	228,865	0.6%
United States Treasury Note/Bond	2.625%	1/31/26	201,235	226,389	0.6%
United States Treasury Note/Bond	1.625%	9/30/26	195,330	209,704	0.6%
United States Treasury Note/Bond	1.875%	7/31/26	187,095	203,496	0.6%
United States Treasury Note/Bond	1.875%	6/30/26	177,205	192,601	0.5%
United States Treasury Note/Bond	3.000%	9/30/25	168,116	191,521	0.5%
United States Treasury Note/Bond	1.625%	10/31/26	175,245	188,224	0.5%
United States Treasury Note/Bond	0.500%	6/30/27	163,090	163,167	0.4%
United States Treasury Note/Bond	3.000%	10/31/25	126,522	144,354	0.4%
United States Treasury Note/Bond	1.500%	1/31/27	134,445	143,498	0.4%
United States Treasury Note/Bond	1.750%	12/31/26	111,750	121,022	0.3%
United States Treasury Note/Bond	2.000%	2/15/25	110,901	119,704	0.3%
United States Treasury Note/Bond	1.500%	2/15/30	71,951	77,751	0.2%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	63,295	0.2%
	United States Treasury Note/Bond	0.375%–6.500%	4/30/25–5/15/30	180,571	225,191	0.6%
					17,943,409	48.7%

Agency Notes †					214,130	0.6%
Total U.S. Government and Agency Obligations (Cost $16,564,293)					18,157,539	49.3%
Corporate Bonds
Finance
	Banking
[1]	Bank of America Corp.	3.419%	12/20/28	69,016	76,876	0.2%
[1]	Bank of America Corp.	2.496%	2/13/31	53,420	55,958	0.2%
[1]	Bank of America Corp.	4.271%	7/23/29	46,100	54,281	0.1%
[1]	Bank of America Corp.	2.592%–4.450%	8/1/25–4/29/31	261,845	294,667	0.8%
	Bank One Corp.	7.750%–8.000%	7/15/25–4/29/27	8,860	12,172	0.0%
[1]	Citigroup Inc.	2.572%–6.625%	9/13/25–6/3/31	349,537	391,246	1.1%
[1]	JPMorgan Chase & Co.	2.182%–4.493%	1/23/25–5/13/31	423,403	479,899	1.3%
[1]	Wells Fargo & Co.	4.478%	4/4/31	53,459	64,478	0.2%
[2]	Banking—Other †				2,653,675	7.2%
	Brokerage †				243,711	0.7%
[2]	Finance Companies †				149,967	0.4%
[2]	Insurance †				711,707	1.9%
	Other Finance †				4,445	0.0%
	Real Estate Investment Trusts †				745,053	2.0%
					5,938,135	16.1%
Industrial
[2]	Basic Industry †				425,649	1.1%
[2]	Capital Goods †				965,820	2.6%
	Communication
	Comcast Corp.	4.150%	10/15/28	42,697	51,157	0.1%
[2]	T-Mobile USA Inc.	3.875%	4/15/30	60,850	67,415	0.2%
[2]	Communication—Other †				1,214,229	3.3%
[2]	Consumer Cyclical †				1,312,435	3.6%
	Consumer Noncyclical
[2]	AbbVie Inc.	3.200%	11/21/29	49,572	54,372	0.2%
	CVS Health Corp.	4.300%	3/25/28	73,911	86,384	0.2%
[2]	Consumer Noncyclical—Other †				2,409,535	6.5%
[2]	Energy †				1,152,562	3.2%
	Other Industrial †				29,307	0.1%
[2]	Technology †				1,669,344	4.5%
	Transportation †				355,173	1.0%
					9,793,382	26.6%
Utilities
[2]	Electric †				848,112	2.3%
[2]	Natural Gas †				87,212	0.2%
	Other Utility †				26,899	0.1%
					962,223	2.6%
Total Corporate Bonds (Cost $15,562,406)					16,693,740	45.3%

Intermediate-Term Bond Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Sovereign Bonds (Cost $1,405,778) †			1,505,418	4.1%
Taxable Municipal Bonds (Cost $96,340) †			100,631	0.3%

	Coupon	Shares
Temporary Cash Investment
Money Market Fund
[3] Vanguard Market Liquidity Fund (Cost $233,004)	0.227%	2,330,927	233,092	0.6%
Total Investments (Cost $33,861,821)			36,690,420	99.6%
Other Assets and Liabilities—Net			130,942	0.4%
Net Assets			36,821,362	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $879,977,000, representing 2.4% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $33,628,817)	36,457,328
Affiliated Issuers (Cost $233,004)	233,092
Total Investments in Securities	36,690,420
Investment in Vanguard	1,618
Cash	6,577
Receivables for Investment Securities Sold	823,140
Receivables for Accrued Income	237,634
Receivables for Capital Shares Issued	38,261
Other Assets	150
Total Assets	37,797,800
Liabilities
Payables for Investment Securities Purchased	944,055
Payables for Capital Shares Redeemed	24,224
Payables for Distributions	7,025
Payables to Vanguard	1,134
Total Liabilities	976,438
Net Assets	36,821,362

Intermediate-Term Bond Index Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	33,646,319
Total Distributable Earnings (Loss)	3,175,043
Net Assets	36,821,362

Investor Shares—Net Assets
Applicable to 13,896,197 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	174,910
Net Asset Value Per Share—Investor Shares	$12.59

ETF Shares—Net Assets
Applicable to 140,054,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,011,894
Net Asset Value Per Share—ETF Shares	$92.91

Admiral Shares—Net Assets
Applicable to 1,472,940,964 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,539,701
Net Asset Value Per Share—Admiral Shares	$12.59

Institutional Shares—Net Assets
Applicable to 259,091,450 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,261,150
Net Asset Value Per Share—Institutional Shares	$12.59

Institutional Plus Shares—Net Assets
Applicable to 145,684,164 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,833,707
Net Asset Value Per Share—Institutional Plus Shares	$12.59

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest[1]	442,222
Total Income	442,222
Expenses
The Vanguard Group—Note B
Investment Advisory Services	437
Management and Administrative—Investor Shares	107
Management and Administrative—ETF Shares	2,364
Management and Administrative—Admiral Shares	5,229
Management and Administrative—Institutional Shares	698
Management and Administrative—Institutional Plus Shares	295
Marketing and Distribution—Investor Shares	12
Marketing and Distribution—ETF Shares	306
Marketing and Distribution—Admiral Shares	578
Marketing and Distribution—Institutional Shares	54
Marketing and Distribution—Institutional Plus Shares	10
Custodian Fees	14
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	285
Shareholders’ Reports—Admiral Shares	70
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—Institutional Plus Shares	23
Trustees’ Fees and Expenses	13
Total Expenses	10,500
Net Investment Income	431,722
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	515,070
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,634,082
Net Increase (Decrease) in Net Assets Resulting from Operations	2,580,874

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $812,000, $38,000, and $86,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $230,783,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	431,722	914,253
Realized Net Gain (Loss)	515,070	199,926
Change in Unrealized Appreciation (Depreciation)	1,634,082	1,979,993
Net Increase (Decrease) in Net Assets Resulting from Operations	2,580,874	3,094,172
Distributions[1]
Investor Shares	(1,915)	(17,578)
ETF Shares	(130,040)	(346,627)
Admiral Shares	(214,209)	(412,439)
Institutional Shares	(39,653)	(86,862)
Institutional Plus Shares	(21,800)	(50,777)
Total Distributions	(407,617)	(914,283)
Capital Share Transactions
Investor Shares	1,640	(931,957)
ETF Shares	(1,293,001)	(41,131)
Admiral Shares	670,790	2,981,608
Institutional Shares	(100,177)	(5,763)
Institutional Plus Shares	93,753	(251,254)
Net Increase (Decrease) from Capital Share Transactions	(626,995)	1,751,503
Total Increase (Decrease)	1,546,262	3,931,392
Net Assets
Beginning of Period	35,275,100	31,343,708
End of Period	36,821,362	35,275,100

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.81	$11.02	$11.36	$11.24	$11.26	$11.46
Investment Operations
Net Investment Income	.144 [1]	.316 [1]	.306 [1]	.289 [1]	.289	.302
Net Realized and Unrealized Gain (Loss) on Investments	.780	.787	(.340)	.132	.025	(.162)
Total from Investment Operations	.924	1.103	(.034)	.421	.314	.140
Distributions
Dividends from Net Investment Income	(.144)	(.313)	(.306)	(.290)	(.289)	(.302)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.045)	(.038)
Total Distributions	(.144)	(.313)	(.306)	(.301)	(.334)	(.340)
Net Asset Value, End of Period	$12.59	$11.81	$11.02	$11.36	$11.24	$11.26

Total Return[2]	7.86%	10.09%	-0.25%	3.76%	2.75%	1.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$175	$163	$1,037	$1,307	$1,472	$1,397
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.37%	2.78%	2.79%	2.54%	2.48%	2.62%
Portfolio Turnover Rate[3]	35%	50%	53%	55%	57%	51%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$87.08	$81.27	$83.73	$82.86	$82.95	$84.41
Investment Operations
Net Investment Income	1.106 [1]	2.392 [1]	2.320 [1]	2.199 [1]	2.163	2.227
Net Realized and Unrealized Gain (Loss) on Investments	5.676	5.816	(2.442)	.925	.244	(1.177)
Total from Investment Operations	6.782	8.208	(.122)	3.124	2.407	1.050
Distributions
Dividends from Net Investment Income	(.952)	(2.398)	(2.338)	(2.174)	(2.163)	(2.227)
Distributions from Realized Capital Gains	—	—	—	(.080)	(.334)	(.283)
Total Distributions	(.952)	(2.398)	(2.338)	(2.254)	(2.497)	(2.510)
Net Asset Value, End of Period	$92.91	$87.08	$81.27	$83.73	$82.86	$82.95

Total Return	7.83%	10.19%	-0.09%	3.80%	2.86%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,012	$13,546	$12,772	$15,328	$11,241	$7,569
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.80%	2.87%	2.62%	2.56%	2.69%
Portfolio Turnover Rate[2]	35%	50%	53%	55%	57%	51%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.81	$11.02	$11.36	$11.24	$11.26	$11.46
Investment Operations
Net Investment Income	.149[1]	.322[1]	.315[1]	.298[1]	.299	.309
Net Realized and Unrealized Gain (Loss) on Investments	.780	.790	(.341)	.132	.025	(.162)
Total from Investment Operations	.929	1.112	(.026)	.430	.324	.147
Distributions
Dividends from Net Investment Income	(.149)	(.322)	(.314)	(.299)	(.299)	(.309)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.045)	(.038)
Total Distributions	(.149)	(.322)	(.314)	(.310)	(.344)	(.347)
Net Asset Value, End of Period	$12.59	$11.81	$11.02	$11.36	$11.24	$11.26

Total Return[2]	7.90%	10.18%	-0.17%	3.85%	2.83%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,540	$16,776	$12,830	$13,477	$11,954	$10,061
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.78%	2.87%	2.62%	2.56%	2.69%
Portfolio Turnover Rate[3]	35%	50%	53%	55%	57%	51%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.81	$11.02	$11.36	$11.24	$11.26	$11.46
Investment Operations
Net Investment Income	.150[1]	.325[1]	.317[1]	.301[1]	.301	.313
Net Realized and Unrealized Gain (Loss) on Investments	.780	.790	(.340)	.131	.025	(.162)
Total from Investment Operations	.930	1.115	(.023)	.432	.326	.151
Distributions
Dividends from Net Investment Income	(.150)	(.325)	(.317)	(.301)	(.301)	(.313)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.045)	(.038)
Total Distributions	(.150)	(.325)	(.317)	(.312)	(.346)	(.351)
Net Asset Value, End of Period	$12.59	$11.81	$11.02	$11.36	$11.24	$11.26

Total Return	7.91%	10.20%	-0.15%	3.87%	2.85%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,261	$3,158	$2,952	$3,127	$2,626	$2,399
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.81%	2.89%	2.64%	2.58%	2.72%
Portfolio Turnover Rate[2]	35%	50%	53%	55%	57%	51%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.81	$11.02	$11.36	$11.24	$11.26	$11.46
Investment Operations
Net Investment Income	.151[1]	.326[1]	.319[1]	.302[1]	.302	.315
Net Realized and Unrealized Gain (Loss) on Investments	.780	.790	(.341)	.131	.025	(.162)
Total from Investment Operations	.931	1.116	(.022)	.433	.327	.153
Distributions
Dividends from Net Investment Income	(.151)	(.326)	(.318)	(.302)	(.302)	(.315)
Distributions from Realized Capital Gains	—	—	—	(.011)	(.045)	(.038)
Total Distributions	(.151)	(.326)	(.318)	(.313)	(.347)	(.353)
Net Asset Value, End of Period	$12.59	$11.81	$11.02	$11.36	$11.24	$11.26

Total Return	7.92%	10.21%	-0.14%	3.88%	2.86%	1.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,834	$1,632	$1,752	$1,640	$1,478	$1,057
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.83%	2.90%	2.65%	2.59%	2.74%
Portfolio Turnover Rate[2]	35%	50%	53%	55%	57%	51%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3.  Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4.  Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are

Intermediate-Term Bond Index Fund

allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,618,000, representing less than 0.01% of the fund’s net assets and 0.65% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Intermediate-Term Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,157,539	—	18,157,539
Corporate Bonds	—	16,693,740	—	16,693,740
Sovereign Bonds	—	1,505,418	—	1,505,418
Taxable Municipal Bonds	—	100,631	—	100,631
Temporary Cash Investments	233,092	—	—	233,092
Total	233,092	36,457,328	—	36,690,420

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	33,861,821
Gross Unrealized Appreciation	2,869,339
Gross Unrealized Depreciation	(40,740)
Net Unrealized Appreciation (Depreciation)	2,828,599

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $192,723,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended June 30, 2020, the fund purchased $7,148,201,000 of investment securities and sold $5,305,903,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,334,321,000 and $11,858,993,000, respectively. Total purchases and sales include $3,543,914,000 and $4,814,679,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six

Intermediate-Term Bond Index Fund

months ended June 30, 2020, such purchases and sales were $1,104,414,000 and $5,503,306,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2020	December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	34,203	2,789	247,548	21,388
Issued in Lieu of Cash Distributions	1,915	156	14,595	1,277
Redeemed[1]	(34,478)	(2,857)	(1,194,100)	(102,949)
Net Increase (Decrease)—Investor Shares	1,640	88	(931,957)	(80,284)
ETF Shares
Issued	3,590,095	39,600	3,131,082	36,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,883,096)	(55,100)	(3,172,213)	(38,000)
Net Increase (Decrease)—ETF Shares	(1,293,001)	(15,500)	(41,131)	(1,600)
Admiral Shares
Issued[1]	3,339,844	273,344	5,574,117	480,860
Issued in Lieu of Cash Distributions	183,071	14,875	353,655	30,408
Redeemed	(2,852,125)	(235,264)	(2,946,164)	(255,042)
Net Increase (Decrease)—Admiral Shares	670,790	52,955	2,981,608	256,226
Institutional Shares
Issued	593,569	48,684	838,573	72,508
Issued in Lieu of Cash Distributions	36,720	2,984	78,689	6,775
Redeemed	(730,466)	(59,911)	(923,025)	(79,700)
Net Increase (Decrease)—Institutional Shares	(100,177)	(8,243)	(5,763)	(417)
Institutional Plus Shares
Issued	239,015	19,486	279,350	24,741
Issued in Lieu of Cash Distributions	9,875	802	24,167	2,089
Redeemed	(155,137)	(12,698)	(554,771)	(47,665)
Net Increase (Decrease)—Institutional Plus Shares	93,753	7,590	(251,254)	(20,835)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 76,881,000 and 76,885,000 shares, respectively, in the amount of $893,324,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Long-Term Bond Index Fund

Fund Allocation

As of June 30, 2020

Corporate Bonds	52.3%
Sovereign Bonds	3.6
Taxable Municipal Bonds	3.4
U.S. Government and Agency Obligations	40.7

The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Long-Term Bond Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of June 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.250%	5/15/50	285,730	274,255	2.3%
United States Treasury Note/Bond	3.375%	11/15/48	122,791	180,291	1.5%
United States Treasury Note/Bond	3.000%	8/15/48	125,935	173,042	1.4%
United States Treasury Note/Bond	3.000%	2/15/48	125,720	171,981	1.4%
United States Treasury Note/Bond	2.875%	5/15/49	124,270	167,958	1.4%
United States Treasury Note/Bond	2.750%	11/15/47	123,746	161,778	1.3%
United States Treasury Note/Bond	3.625%	2/15/44	109,564	160,374	1.3%
United States Treasury Note/Bond	3.125%	5/15/48	113,086	158,321	1.3%
United States Treasury Note/Bond	2.750%	8/15/47	113,996	148,835	1.2%
United States Treasury Note/Bond	3.000%	5/15/47	104,486	142,330	1.2%
United States Treasury Note/Bond	2.500%	2/15/45	110,827	136,611	1.1%
United States Treasury Note/Bond	2.000%	2/15/50	117,025	133,903	1.1%
United States Treasury Note/Bond	3.750%	11/15/43	89,915	133,776	1.1%
United States Treasury Note/Bond	2.500%	5/15/46	106,406	131,926	1.1%

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	3.375%	5/15/44	93,037	131,531	1.1%
United States Treasury Note/Bond	3.625%	8/15/43	83,785	122,326	1.0%
United States Treasury Note/Bond	2.250%	8/15/49	101,760	122,287	1.0%
United States Treasury Note/Bond	2.875%	5/15/43	88,875	116,065	1.0%
United States Treasury Note/Bond	3.000%	2/15/49	81,831	112,876	0.9%
United States Treasury Note/Bond	2.250%	8/15/46	94,969	112,553	0.9%
United States Treasury Note/Bond	2.500%	2/15/46	88,710	109,806	0.9%
United States Treasury Note/Bond	2.875%	11/15/46	80,964	107,606	0.9%
United States Treasury Note/Bond	3.125%	2/15/43	74,415	100,832	0.8%
United States Treasury Note/Bond	3.125%	8/15/44	71,978	98,115	0.8%
United States Treasury Note/Bond	2.750%	11/15/42	71,703	91,802	0.8%
United States Treasury Note/Bond	2.875%	8/15/45	69,357	91,345	0.8%
United States Treasury Note/Bond	3.000%	11/15/45	62,495	84,202	0.7%
United States Treasury Note/Bond	4.375%	5/15/40	50,663	80,008	0.7%
United States Treasury Note/Bond	2.750%	8/15/42	61,523	78,845	0.7%
United States Treasury Note/Bond	3.000%	2/15/47	54,144	73,704	0.6%
United States Treasury Note/Bond	3.000%	11/15/44	54,036	72,316	0.6%
United States Treasury Note/Bond	3.125%	2/15/42	49,452	67,077	0.6%
United States Treasury Note/Bond	4.375%	5/15/41	37,045	58,884	0.5%
United States Treasury Note/Bond	1.125%	5/15/40	58,955	58,402	0.5%
United States Treasury Note/Bond	4.250%	11/15/40	36,300	56,679	0.5%
United States Treasury Note/Bond	4.750%	2/15/41	31,915	52,914	0.4%
United States Treasury Note/Bond	4.250%	5/15/39	33,892	52,341	0.4%
United States Treasury Note/Bond	3.125%	11/15/41	36,977	50,046	0.4%
United States Treasury Note/Bond	3.000%	5/15/42	37,225	49,550	0.4%
United States Treasury Note/Bond	3.750%	8/15/41	33,470	49,300	0.4%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	3.875%	8/15/40	28,555	42,529	0.4%
	United States Treasury Note/Bond	3.500%	2/15/39	27,838	39,369	0.3%
	United States Treasury Note/Bond	4.375%	11/15/39	21,210	33,333	0.3%
	United States Treasury Note/Bond	4.500%	5/15/38	18,725	29,527	0.3%
	United States Treasury Note/Bond	4.375%	2/15/38	18,908	29,378	0.2%
	United States Treasury Note/Bond	0.625%–6.250%	5/15/30–11/15/49	61,097	80,669	0.7%
					4,731,598	39.2%
Agency Bonds and Notes
[1]	Federal Home Loan Mortgage Corp. 6.250%		7/15/32	17,212	27,111	0.2%
	Agency Bonds and Notes—Other †				102,498	0.9%
					129,609	1.1%

Total U.S. Government and Agency Obligations (Cost $3,850,126)					4,861,207	40.3%
Corporate Bonds
Finance
	Banking
	Goldman Sachs Group Inc.	6.750%	10/1/37	17,347	25,136	0.2%
	Banking—Other †				534,675	4.4%
	Brokerage †				29,572	0.2%
	Finance Companies
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	30,956	31,190	0.3%
[2]	Finance Companies—Other †				2,079	0.0%
	Insurance
	Berkshire Hathaway
	Finance Corp.	4.200%–5.750%	1/15/40–1/15/49	15,611	20,562	0.2%
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,424	4,529	0.0%
	Insurance—Other †				345,242	2.9%
	Real Estate Investment Trusts †				66,391	0.6%
					1,059,376	8.8%
Industrial
	Basic Industry
	Lubrizol Corp.	6.500%	10/1/34	675	1,060	0.0%
[2]	Basic Industry—Other †				222,574	1.9%
	Capital Goods
	Precision Castparts Corp.	3.900%–4.375%	1/15/43–6/15/45	2,074	2,424	0.0%
[2]	Capital Goods—Other †				370,611	3.1%
	Communication
	AT&T Inc.	2.750%–6.550%	6/1/31–6/1/60	151,114	180,078	1.5%
	Comcast Corp.	1.950%–7.050%	10/15/30–10/15/58	110,514	137,920	1.1%
	NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	10,016	14,058	0.1%
[2]	Communication—Other †				541,453	4.5%
	Consumer Cyclical †				376,419	3.1%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Consumer Noncyclical
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	27,769	33,773	0.3%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	14,402	16,889	0.1%
	Anheuser-Busch InBev Finance Inc.	4.000%–4.900%	2/1/36–2/1/46	11,775	13,504	0.1%
	Anheuser-Busch InBev Worldwide Inc.	3.750%–8.200%	1/23/31–6/1/60	59,637	73,287	0.6%
	CVS Health Corp.	5.050%	3/25/48	23,768	30,821	0.3%
[2]	Consumer Noncyclical— Other †				1,062,365	8.8%
[2]	Energy †				548,739	4.6%
	Other Industrial †				55,825	0.5%
[2]	Technology †				496,232	4.1%
	Transportation
	Burlington Northern
	Santa Fe LLC	3.050%–6.200%	8/15/36–2/15/51	37,245	47,909	0.4%
[2]	Transportation—Other †				187,011	1.5%
					4,412,952	36.6%
Utilities
	Electric
[2]	Berkshire Hathaway Energy Co.	3.700%–6.125%	7/15/30–10/15/50	15,264	19,659	0.2%
	MidAmerican Energy Co.	3.650%–6.750%	12/30/31–7/15/49	14,352	18,525	0.1%
	Nevada Power Co.	3.125%–6.750%	4/1/36–8/1/50	4,235	5,391	0.0%
	PacifiCorp	2.700%–7.700%	9/15/30–3/15/51	16,010	21,710	0.2%
[2]	Electric—Other †				624,181	5.2%
	Natural Gas †				58,568	0.5%
	Other Utility †				19,019	0.1%
					767,053	6.3%
Total Corporate Bonds (Cost $5,429,404)					6,239,381	51.7%
Sovereign Bonds (Cost $395,842) †					432,927	3.6%
Taxable Municipal Bonds (Cost $316,524) †					404,916	3.4%

Long-Term Bond Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
[3] Vanguard Market Liquidity Fund (Cost $50,058)	0.227%	500,578	50,058	0.4%
Total Investments (Cost $10,041,954)			11,988,489	99.4%
Other Assets and Liabilities—Net			67,736	0.6%
Net Assets			12,056,225	100.0%

Cost is in $000.

• See Note A in Notes to Financial Statements.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $182,853,000, representing 1.5% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,991,896)	11,938,431
Affiliated Issuers (Cost $50,058)	50,058
Total Investments in Securities	11,988,489
Investment in Vanguard	563
Cash	37
Receivables for Investment Securities Sold	176,002
Receivables for Accrued Income	96,475
Receivables for Capital Shares Issued	5,342
Other Assets	26
Total Assets	12,266,934
Liabilities
Payables for Investment Securities Purchased	164,508
Payables for Capital Shares Redeemed	44,718
Payables for Distributions	1,146
Payables to Vanguard	337
Total Liabilities	210,709
Net Assets	12,056,225

Long-Term Bond Index Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	9,479,084
Total Distributable Earnings (Loss)	2,577,141
Net Assets	12,056,225

ETF Shares—Net Assets
Applicable to 45,800,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,093,426
Net Asset Value Per Share—ETF Shares	$111.21

Admiral Shares—Net Assets
Applicable to 191,703,305 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,231,214
Net Asset Value Per Share—Admiral Shares	$16.86

Institutional Shares—Net Assets
Applicable to 108,841,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,834,551
Net Asset Value Per Share—Institutional Shares	$16.86

Institutional Plus Shares—Net Assets
Applicable to 112,548,389 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,897,034
Net Asset Value Per Share—Institutional Plus Shares	$16.86

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest[1]	199,053
Total Income	199,053
Expenses
The Vanguard Group—Note B
Investment Advisory Services	156
Management and Administrative—ETF Shares	879
Management and Administrative—Admiral Shares	961
Management and Administrative—Institutional Shares	438
Management and Administrative—Institutional Plus Shares	464
Marketing and Distribution—ETF Shares	143
Marketing and Distribution—Admiral Shares	64
Marketing and Distribution—Institutional Shares	26
Marketing and Distribution—Institutional Plus Shares	11
Custodian Fees	19
Shareholders’ Reports—ETF Shares	122
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	13
Trustees’ Fees and Expenses	5
Total Expenses	3,325
Net Investment Income	195,728
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	621,212
Futures Contracts	316
Realized Net Gain (Loss)	621,528
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	651,036
Net Increase (Decrease) in Net Assets Resulting from Operations	1,468,292

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $148,000, $38,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $329,404,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	195,728	432,248
Realized Net Gain (Loss)	621,528	266,987
Change in Unrealized Appreciation (Depreciation)	651,036	1,373,478
Net Increase (Decrease) in Net Assets Resulting from Operations	1,468,292	2,072,713
Distributions[1]
Investor Shares	—	(42,972)
ETF Shares	(75,874)	(132,361)
Admiral Shares	(56,881)	(69,620)
Institutional Shares	(36,177)	(98,557)
Institutional Plus Shares	(48,760)	(109,646)
Total Distributions	(217,692)	(453,156)
Capital Share Transactions
Investor Shares	—	(2,988,972)
ETF Shares	314,164	1,218,350
Admiral Shares	(87,788)	2,765,988
Institutional Shares	(477,958)	(996,587)
Institutional Plus Shares	(1,354,730)	(400,705)
Net Increase (Decrease) from Capital Share Transactions	(1,606,312)	(401,926)
Total Increase (Decrease)	(355,712)	1,217,631
Net Assets
Beginning of Period	12,411,937	11,194,306
End of Period	12,056,225	12,411,937

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$99.92	$87.08	$94.91	$88.86	$86.80	$93.73
Investment Operations
Net Investment Income	1.649 [1]	3.445 [1]	3.461 [1]	3.487 [1]	3.558	3.565
Net Realized and Unrealized Gain (Loss) on Investments	11.324	12.976	(7.728)	6.019	2.212	(6.700)
Total from Investment Operations	12.973	16.421	(4.267)	9.506	5.770	(3.135)
Distributions
Dividends from Net Investment Income	(1.389)	(3.409)	(3.420)	(3.456)	(3.558)	(3.565)
Distributions from Realized Capital Gains	(.294)	(.172)	(.143)	—	(.152)	(.230)
Total Distributions	(1.683)	(3.581)	(3.563)	(3.456)	(3.710)	(3.795)
Net Asset Value, End of Period	$111.21	$99.92	$87.08	$94.91	$88.86	$86.80

Total Return	13.06%	19.09%	-4.46%	10.89%	6.53%	-3.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,093	$4,357	$2,708	$2,392	$1,671	$1,693
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.10%	3.58%	3.93%	3.79%	3.80%	4.02%
Portfolio Turnover Rate[2]	30%	33%	38%	41%	45%	42%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months	Feb. 7,
	Ended	2019[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2020	2019
Net Asset Value, Beginning of Period	$15.18	$13.48
Investment Operations
Net Investment Income[2]	.249	.465
Net Realized and Unrealized Gain (Loss) on Investments	1.725	1.728
Total from Investment Operations	1.974	2.193
Distributions
Dividends from Net Investment Income	(.249)	(.467)
Distributions from Realized Capital Gains	(.045)	(.026)
Total Distributions	(.294)	(.493)
Net Asset Value, End of Period	$16.86	$15.18

Total Return[3]	13.08%	16.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,231	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	3.09%	3.44%[4]
Portfolio Turnover Rate[5]	30%	33%[6]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Total return does not include transaction or account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.18	$13.23	$14.42	$13.51	$13.20	$14.26
Investment Operations
Net Investment Income	.251 [1]	.525 [1]	.529 [1]	.533 [1]	.544	.560
Net Realized and Unrealized Gain (Loss) on Investments	1.725	1.975	(1.169)	.910	.333	(1.025)
Total from Investment Operations	1.976	2.500	(.640)	1.443	.877	(.465)
Distributions
Dividends from Net Investment Income	(.251)	(.524)	(.528)	(.533)	(.544)	(.560)
Distributions from Realized Capital Gains	(.045)	(.026)	(.022)	—	(.023)	(.035)
Total Distributions	(.296)	(.550)	(.550)	(.533)	(.567)	(.595)
Net Asset Value, End of Period	$16.86	$15.18	$13.23	$14.42	$13.51	$13.20

Total Return	13.09%[2]	19.12%[2]	-4.41%	10.87%	6.51%	-3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,835	$2,097	$2,706	$2,552	$2,216	$2,174
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.64%	3.95%	3.81%	3.82%	4.05%
Portfolio Turnover Rate[3]	30%	33%	38%	41%	45%	42%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total return does not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months
	Ended
	June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.18	$13.23	$14.42	$13.51	$13.20	$14.26
Investment Operations
Net Investment Income	.252 [1]	.526 [1]	.530 [1]	.535 [1]	.545	.563
Net Realized and Unrealized Gain (Loss)
on Investments	1.725	1.975	(1.168)	.910	.333	(1.025)
Total from Investment Operations	1.977	2.501	(.638)	1.445	.878	(.462)
Distributions
Dividends from Net Investment Income	(.252)	(.525)	(.530)	(.535)	(.545)	(.563)
Distributions from Realized Capital Gains	(.045)	(.026)	(.022)	—	(.023)	(.035)
Total Distributions	(.297)	(.551)	(.552)	(.535)	(.568)	(.598)
Net Asset Value, End of Period	$16.86	$15.18	$13.23	$14.42	$13.51	$13.20

Total Return	13.09%[2]	19.14%[2]	-4.40%	10.88%	6.52%	-3.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,897	$2,960	$2,972	$3,315	$2,745	$2,533
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to
Average Net Assets	3.13%	3.63%	3.96%	3.82%	3.83%	4.07%
Portfolio Turnover Rate[3]	30%	33%	38%	41%	45%	42%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total return does not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Long-Term Bond Index Fund

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2020.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

Long-Term Bond Index Fund

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $563,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Long-Term Bond Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,861,207	—	4,861,207
Corporate Bonds	—	6,239,381	—	6,239,381
Sovereign Bonds	—	432,927	—	432,927
Taxable Municipal Bonds	—	404,916	—	404,916
Temporary Cash Investments	50,058	—	—	50,058
Total	50,058	11,938,431	—	11,988,489

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	10,041,954
Gross Unrealized Appreciation	1,972,878
Gross Unrealized Depreciation	(26,343)
Net Unrealized Appreciation (Depreciation)	1,946,535

E. During the six months ended June 30, 2020, the fund purchased $2,677,048,000 of investment securities and sold $2,865,207,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,149,717,000 and $4,588,665,000, respectively. Total purchases and sales include $2,049,989,000 and $2,514,799,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2020, such purchases and sales were $72,576,000 and $1,055,227,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Long-Term Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2020	December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	—	—	268,127[1]	19,264
Issued in Lieu of Cash Distributions	—	—	33,695	2,450
Redeemed[2]	—	—	(3,290,794)	(233,984)
Net Increase (Decrease)—Investor Shares	—	—	(2,998,972)	(212,270)
ETF Shares
Issued[1]	2,488,368	23,300	2,435,718	25,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,174,204)	(21,100)	(1,217,368)	(12,900)
Net Increase (Decrease)—ETF Shares	314,164	2,200	1,218,350	12,500
Admiral Shares[3]
Issued[1,2]	257,373	15,817	3,094,803	219,504
Issued in Lieu of Cash Distributions	49,105	3,004	59,799	3,941
Redeemed	(394,266)	(24,651)	(388,614)	(25,912)
Net Increase (Decrease)—Admiral Shares	(87,788)	(5,830)	2,765,988	197,533
Institutional Shares
Issued[1]	32,232	1,996	454,988	32,559
Issued in Lieu of Cash Distributions	35,041	2,145	95,112	6,536
Redeemed	(545,231)	(33,493)	(1,546,687)	(105,461)
Net Increase (Decrease)—Institutional Shares	(477,958)	(29,352)	(996,587)	(66,366)
Institutional Plus Shares
Issued[1]	19,445	1,160	523,351	35,123
Issued in Lieu of Cash Distributions	42,396	2,597	94,548	6,463
Redeemed	(1,416,571)	(86,276)	(1,018,604)	(71,221)
Net Increase (Decrease)—Institutional Plus Shares	(1,354,730)	(82,519)	(400,705)	(29,635)

1	Includes purchase fees for fiscal 2020 and 2019 of $1,594,000 and $1,244,000, respectively (fund totals).
2

In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 196,788,000 and 196,789,000 shares, respectively, in the amount of $2,690,640,000 from the conversion during the year ended December 31, 2019.

3	Inception was February 7, 2019, for Admiral Shares.

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q3142 082020

Semiannual Report | June 30, 2020 Vanguard Total Bond Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	28

Liquidity Risk Management	30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

● Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

● Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
Total Bond Market Index Fund	Account Value	Account Value	Paid During
	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,062.98	$0.77
ETF Shares	1,000.00	1,063.54	0.18
Admiral™ Shares	1,000.00	1,063.50	0.26
Institutional Shares	1,000.00	1,063.58	0.18
Institutional Plus Shares	1,000.00	1,063.60	0.15
Institutional Select Shares	1,000.00	1,063.71	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.12	$0.75
ETF Shares	1,000.00	1,024.69	0.18
Admiral Shares	1,000.00	1,024.61	0.25
Institutional Shares	1,000.00	1,024.69	0.18
Institutional Plus Shares	1,000.00	1,024.71	0.15
Institutional Select Shares	1,000.00	1,024.81	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.035% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Total Bond Market Index Fund

Fund Allocation

As of June 30, 2020

Asset-Backed/Commercial Mortgage-Backed Securities	2.6%
Corporate Bonds	29.1
Sovereign Bonds	3.9
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	63.7

The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempt-ing to remain fully invested and tracking its target index as closely as possible.

3

Total Bond Market Index Fund

Financial Statements (unaudited)

Schedule of Investments—Investments Summary

As of June 30, 2020

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	1.250%	5/15/50	1,444,440	1,386,431	0.5%
	United States Treasury Note/Bond	0.625%	5/15/30	1,378,138	1,373,838	0.5%
	United States Treasury Note/Bond	2.875%	8/15/28	1,040,238	1,231,382	0.4%
	United States Treasury Note/Bond	2.125%	11/30/24	1,110,580	1,201,681	0.4%
[1]	United States Treasury Note/Bond	2.000%	5/31/24	1,092,454	1,168,074	0.4%
	United States Treasury Note/Bond	1.500%	11/30/24	1,100,256	1,160,429	0.4%
	United States Treasury Note/Bond	2.250%	4/15/22	1,083,400	1,123,692	0.4%
	United States Treasury Note/Bond	0.250%	6/15/23	1,102,695	1,105,110	0.4%
	United States Treasury Note/Bond	1.625%	5/15/26	984,825	1,054,993	0.4%
	United States Treasury Note/Bond	3.125%	11/15/28	866,900	1,047,597	0.4%
	United States Treasury Note/Bond	2.375%	5/15/29	903,778	1,042,734	0.4%
	United States Treasury Note/Bond	2.125%	5/15/25	953,472	1,037,940	0.4%
	United States Treasury Note/Bond	2.125%	3/31/24	962,029	1,030,574	0.4%
	United States Treasury Note/Bond	2.875%	5/15/49	749,463	1,012,944	0.4%
	United States Treasury Note/Bond	1.750%	2/28/22	964,382	989,543	0.3%
	United States Treasury Note/Bond	1.625%	11/15/22	908,480	939,850	0.3%
	United States Treasury Note/Bond	2.750%	11/15/47	704,604	921,157	0.3%
	United States Treasury Note/Bond	2.250%	11/15/27	813,084	915,483	0.3%
	United States Treasury Note/Bond	1.500%	10/31/24	864,346	910,805	0.3%
	United States Treasury Note/Bond	1.750%	5/31/22	882,325	908,936	0.3%
	United States Treasury Note/Bond	2.125%	12/31/22	863,325	905,412	0.3%
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	890,821	0.3%
	United States Treasury Note/Bond	1.375%	10/15/22	862,560	886,280	0.3%
	United States Treasury Note/Bond	1.625%	11/30/26	807,440	867,619	0.3%
	United States Treasury Note/Bond	3.000%	2/15/48	617,611	844,873	0.3%
	United States Treasury Note/Bond	2.500%	1/31/24	778,645	842,400	0.3%
	United States Treasury Note/Bond	2.875%	11/15/46	631,620	839,461	0.3%
	United States Treasury Note/Bond	1.625%	2/15/26	776,005	829,961	0.3%
	United States Treasury Note/Bond	2.000%	8/15/25	755,570	820,261	0.3%
	United States Treasury Note/Bond	2.500%	2/15/22	789,238	818,961	0.3%
	United States Treasury Note/Bond	2.250%	11/15/25	742,427	817,947	0.3%

4

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.625%	2/15/29	697,211	816,608	0.3%
	United States Treasury Note/Bond	1.750%	5/15/23	781,088	816,362	0.3%
	United States Treasury Note/Bond	1.625%	12/15/22	785,890	814,009	0.3%
	United States Treasury Note/Bond	3.125%	8/15/44	590,185	804,492	0.3%
	United States Treasury Note/Bond	3.000%	2/15/49	577,056	795,980	0.3%
	United States Treasury Note/Bond	3.125%	5/15/48	558,044	781,261	0.3%
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	778,590	0.3%
	United States Treasury Note/Bond	2.500%	5/15/46	626,992	777,370	0.3%
	United States Treasury Note/Bond	1.500%	8/15/22	755,098	776,573	0.3%
	United States Treasury Note/Bond	3.000%	8/15/48	561,717	771,833	0.3%
	United States Treasury Note/Bond	0.250%	6/30/25	772,845	771,392	0.3%
	United States Treasury Note/Bond	1.625%	8/15/29	679,659	741,249	0.3%
	United States Treasury Note/Bond	2.500%	5/15/24	672,918	732,007	0.3%
	United States Treasury Note/Bond	1.250%	10/31/21	720,394	730,753	0.3%
	United States Treasury Note/Bond	2.250%	4/30/24	666,576	718,129	0.2%
[1]	United States Treasury Note/Bond	0.125%–8.750%	8/15/20–2/15/50	61,668,128	68,920,964	24.9%
					111,474,761	40.2%
Agency Bonds and Notes
[2]	Federal Home Loan Mortgage Corp.	0.250%–6.750%	8/12/21–7/15/32	625,793	728,339	0.2%
[2]	Federal National Mortgage Assn.	0.250%–7.250%	8/17/21–7/15/37	1,195,630	1,305,390	0.5%
	Agency Bonds and Notes—Other †				1,369,218	0.5%
					3,402,947	1.2%
Conventional Mortgage-Backed Securities
[2,3,4]	Fannie Mae Pool	2.000%–9.500%	7/1/20–7/1/50	21,387,405	22,854,556	8.2%
[2,3]	Freddie Mac Gold Pool	2.000%–10.000%	7/1/20–2/1/49	9,797,795	10,503,845	3.8%
[3]	Ginnie Mae I Pool	3.000%–9.500%	9/15/20–2/15/49	950,940	1,039,407	0.4%
[3,4]	Ginnie Mae II Pool	3.000%	7/1/50	808,095	856,080	0.3%
[3,4]	Ginnie Mae II Pool	2.500%–8.500%	12/20/20–7/1/50	13,601,968	14,560,547	5.3%
[2,3,4]	UMBS Pool	2.500%	7/1/50	1,644,225	1,714,368	0.6%
[2,3,4]	UMBS Pool	3.000%	7/1/50	1,535,906	1,617,739	0.6%
[2,3,4]	UMBS Pool	3.500%	7/1/50	746,360	784,962	0.3%
[2,3,4]	UMBS Pool	2.000%–5.000%	7/1/26–7/1/50	5,980,417	6,346,675	2.3%
					60,278,179	21.8%
Nonconventional Mortgage-Backed Securities
[2,3]	Fannie Mae Pool	2.275%–3.451%	4/1/41–9/1/43	6,670	6,911	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.366%	12/1/41	946	988	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	1,307	1,351	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.353%	3.353%	1/1/35	69	73	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	3.792%	10/1/37	564	585	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	3.460%	2/1/37	2	2	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.476%	3.491%	3/1/43	2,474	2,521	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.017%	7/1/36	281	296	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.580%	12/1/43	882	952	0.0%

5

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	3.563%	10/1/34	5	5	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.370%	6/1/43	1,632	1,657	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.607%	3.607%	11/1/33	121	130	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.610%	4.167%	10/1/37	521	542	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%–3.746%	2/1/36–8/1/39	1,383	1,434	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	634	677	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	107	111	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.632%	3.633%	4/1/37	36	37	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	3.633%	1/1/35	1	1	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	66	71	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.664%	1/1/37	213	223	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.171%–4.283%	7/1/35–10/1/42	1,148	1,176	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	170	181	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	37	39	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	3.682%	4/1/36	210	223	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	3.727%	12/1/33	172	185	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	3.902%	6/1/42	1,313	1,377	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.191%–3.975%	10/1/39–9/1/42	2,408	2,531	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	147	154	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.162%	8/1/40	411	436	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%–4.531%	7/1/37–10/1/42	2,526	2,680	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	269	283	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.711%	3.805%	4/1/36	59	62	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.723%	3.932%	11/1/39	499	527	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.724%	3.554%	5/1/42	1,428	1,509	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.953%	9/1/34	201	208	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	3.459%	9/1/43	2,135	2,214	0.0%

6

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.615%	6/1/41	145	154	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	3.738%	7/1/41	1,410	1,501	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	3.748%	5/1/35	219	230	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	3.750%–4.227%	2/1/36–10/1/40	491	519	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.715%	5/1/42	127	134	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.774%	3.575%	4/1/37	58	64	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.045%	7/1/42	586	639	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	271	290	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.400%	8/1/42	2,053	2,093	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%–4.023%	3/1/42	1,283	1,377	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.747%	11/1/41	906	979	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%–4.060%	9/1/33–12/1/40	2,001	2,137	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.862%–4.160%	9/1/40–1/1/42	2,445	2,610	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.189%–3.924%	11/1/40–12/1/41	2,434	2,606	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.838%	3/1/41	897	959	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	3.913%	12/1/40	309	329	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	3.918%	12/1/39	447	470	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.823%	2/1/41	471	480	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	700	763	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.576%	7/1/38	284	292	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	776	827	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.859%	1/1/40	566	597	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.838%	3.575%	2/1/42	971	1,048	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.391%	8/1/39	401	426	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	3.629%	5/1/40	158	168	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.969%	11/1/34	337	363	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	319	342	0.0%

7

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.787%	5/1/36	78	79	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.925%	3.893%	10/1/37	18	20	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	3.965%	4/1/37	21	23	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 1.989%	4.109%	1/1/37	32	34	0.0%
[2,3,5]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.148%	10/1/36	215	234	0.0%
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	626	653	0.0%
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.185%	3.267%	5/1/36	42	46	0.0%
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.190%	3.865%	12/1/36	9	9	0.0%
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.235%	3.985%	12/1/35	3	3	0.0%
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.238%	4.613%	7/1/38	220	232	0.0%
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.268%	3.768%–4.268%	5/1/33–12/1/35	210	223	0.0%
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.275%	4.025%	11/1/32	6	6	0.0%
[2,3,5]	Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	222	240	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.028%	2.674%	4/1/37	790	825	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.413%	2.980%	7/1/34	122	129	0.0%
[2,3,5]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.715%	8/1/37	551	584	0.0%
[2,3]	Fannie Mae REMICS	2.151%	10/25/29	9,383	9,908	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.244%	2.445%	8/1/37	50	50	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.536%	3.466%	3/1/37	68	70	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	3.550%	4/1/37	1	1	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	3.570%	3/1/37	28	30	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.780%	9/1/37	284	293	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	1/1/38	79	85	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.662%–3.799%	12/1/36–11/1/43	947	994	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	524	548	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	2/1/37	186	201	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	1/1/35	58	61	0.0%

8

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.866%	12/1/36	416	436	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.750%	12/1/40	824	871	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%–3.750%	4/1/33–5/1/38	61	62	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.730%–3.765%	4/1/35–12/1/36	149	162	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.770%	3.728%–3.869%	5/1/33–12/1/34	20	20	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	3.767%	3/1/36	4	4	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.797%	3.872%	12/1/34	297	307	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.802%	3.408%	6/1/37	558	603	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	3.955%–4.105%	12/1/35–3/1/42	1,020	1,091	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.010%	6/1/41	35	37	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	4.590%	6/1/37	70	74	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.851%	4.253%	1/1/37	253	271	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.859%	3.926%	2/1/42	248	265	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.866%	4.349%	8/1/37	226	236	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.886%–4.630%	5/1/40–6/1/41	2,533	2,679	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.510%	7/1/38	221	226	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.902%–4.041%	12/1/39–2/1/42	618	639	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.255%	9/1/40	728	774	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.374%–3.844%	6/1/40–11/1/40	862	901	0.0%

9

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%–3.928%	1/1/41–2/1/41	765	832	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	3.995%	3/1/37	406	437	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	3.566%	5/1/37	749	784	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	75	80	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.000%	3.625%	7/1/35	63	66	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.125%	2.625%	6/1/35	2	2	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.884%–4.398%	6/1/34–11/1/36	1,374	1,451	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.273%	3.773%	6/1/36	8	8	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	4.315%	12/1/34	24	25	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	4.159%	11/1/33	2	2	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	4.064%	10/1/36	392	423	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.549%	4.048%	3/1/37	89	90	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.855%–3.019%	5/1/37–6/1/37	338	349	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	3.424%	3/1/37	117	123	0.0%
[2,3,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.356%	1/1/37	587	623	0.0%
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%–3.875%	6/20/29–1/20/44	19,690	20,514	0.0%
3,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%–4.375%	11/20/40–5/20/41	562	584	0.0%
					106,381	0.0%
Total U.S. Government and Agency Obligations (Cost $162,964,761)					175,262,268	63.2%

10

Total Bond Market Index Fund

		Market	Percentage
		Value•	of Net
		($000)	Assets
[6]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,687,201) †		7,137,529	2.6%
Corporate Bonds
Finance
[6]	Banking †	17,297,162	6.2%
[6]	Brokerage †	786,562	0.3%
[6]	Finance Companies †	686,928	0.3%
	Insurance †	3,589,231	1.3%
	Other Finance †	19,944	0.0%
	Real Estate Investment Trusts †	1,944,036	0.7%
		24,323,863	8.8%
Industrial
[6]	Basic Industry †	2,260,673	0.8%
[6]	Capital Goods †	4,560,265	1.6%
[6]	Communication †	7,505,847	2.7%
[6]	Consumer Cyclical †	5,679,307	2.1%
[6]	Consumer Noncyclical †	13,246,229	4.8%
[6]	Energy †	6,394,420	2.3%
[6]	Other Industrial †	406,654	0.2%
[6]	Technology †	7,285,661	2.6%
[6]	Transportation †	2,000,959	0.7%
		49,340,015	17.8%
Utilities
[6]	Electric †	5,650,479	2.0%
[6]	Natural Gas †	450,276	0.2%
	Other Utility †	131,187	0.0%
		6,231,942	2.2%
Total Corporate Bonds (Cost $72,908,577)		79,895,820	28.8%
[6]Sovereign Bonds (Cost $10,090,710) †		10,763,137	3.9%
Taxable Municipal Bonds (Cost $1,584,850) †		1,922,383	0.7%

11

Total Bond Market Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
[7] Vanguard Market Liquidity Fund (Cost $9,943,383)	0.227%	99,446,461	9,944,646	3.6%
Total Investments (Cost $264,179,482)			284,925,783	102.8%
Other Assets and Liabilities—Net			(7,871,475)	(-2.8%)
Net Assets			277,054,308	100.0%

Cost is in $000.

•	See Note A in Notes to Financial Statements.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1	Securities with a value of $4,630,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2020.

5	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $3,116,887,000, representing 1.1% of net assets.

7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Total Bond Market Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $254,236,099)	274,981,137
Affiliated Issuers (Cost $9,943,383)	9,944,646
Total Investments in Securities	284,925,783
Investment in Vanguard	12,224
Cash	14,772
Receivables for Investment Securities Sold	3,247,176
Receivables for Accrued Income	1,507,290
Receivables for Capital Shares Issued	560,398
Other Assets	415
Total Assets	290,268,058
Liabilities
Payables for Investment Securities Purchased	12,700,913
Payables for Capital Shares Redeemed	480,065
Payables for Distributions	27,170
Payables to Vanguard	5,602
Total Liabilities	13,213,750
Net Assets	277,054,308

At June 30, 2020, net assets consisted of:

Paid-in Capital	255,611,897
Total Distributable Earnings (Loss)	21,442,411
Net Assets	277,054,308

Investor Shares—Net Assets
Applicable to 142,763,597 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,657,456
Net Asset Value Per Share—Investor Shares	$11.61

ETF Shares—Net Assets
Applicable to 636,023,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	56,046,092
Net Asset Value Per Share—ETF Shares	$88.12

13

Total Bond Market Index Fund

Statement of Assets and Liabilities (continued)

($000s, except shares and per-share amounts)	Amount
Admiral Shares—Net Assets
Applicable to 10,020,909,066 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	116,340,637
Net Asset Value Per Share—Admiral Shares	$11.61

Institutional Shares—Net Assets
Applicable to 4,377,656,750 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,823,692
Net Asset Value Per Share—Institutional Shares	$11.61

Institutional Plus Shares—Net Assets
Applicable to 2,439,689,588 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,324,299
Net Asset Value Per Share—Institutional Plus Shares	$11.61

Institutional Select Shares—Net Assets
Applicable to 2,055,347,024 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,862,132
Net Asset Value Per Share—Institutional Select Shares	$11.61

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest[1]	3,273,131
Total Income	3,273,131
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,297
Management and Administrative—Investor Shares	1,057
Management and Administrative—ETF Shares	6,581
Management and Administrative—Admiral Shares	22,598
Management and Administrative—Institutional Shares	7,016
Management and Administrative—Institutional Plus Shares	3,215
Management and Administrative—Institutional Select Shares	820
Marketing and Distribution—Investor Shares	105
Marketing and Distribution—ETF Shares	1,256
Marketing and Distribution—Admiral Shares	3,257
Marketing and Distribution—Institutional Shares	795
Marketing and Distribution—Institutional Plus Shares	188
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	300
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	493
Shareholders’ Reports—Admiral Shares	425
Shareholders’ Reports—Institutional Shares	149
Shareholders’ Reports—Institutional Plus Shares	35
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	96
Total Expenses	51,686
Expenses Paid Indirectly	(159)
Net Expenses	51,527
Net Investment Income	3,221,604
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	956,346
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	11,767,918
Net Increase (Decrease) in Net Assets Resulting from Operations	15,945,868

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $24,593,000, $1,000,000, and $968,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $415,950,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,221,604	6,341,474
Realized Net Gain (Loss)	956,346	312,316
Change in Unrealized Appreciation (Depreciation)	11,767,918	11,925,643
Net Increase (Decrease) in Net Assets Resulting from Operations	15,945,868	18,579,433
Distributions[1]
Investor Shares	(18,610)	(79,531)
ETF Shares	(535,315)	(1,164,386)
Admiral Shares	(1,365,158)	(2,749,165)
Institutional Shares	(609,244)	(1,248,249)
Institutional Plus Shares	(311,519)	(618,238)
Institutional Select Shares	(281,255)	(485,541)
Total Distributions	(3,121,101)	(6,345,110)
Capital Share Transactions
Investor Shares	34,246	(2,888,656)
ETF Shares	4,987,651	9,751,333
Admiral Shares	3,811,390	13,466,314
Institutional Shares	942,924	4,332,735
Institutional Plus Shares	3,422,394	3,077,058
Institutional Select Shares	2,373,717	4,677,528
Net Increase (Decrease) from Capital Share Transactions	15,572,322	32,416,312
Total Increase (Decrease)	28,397,089	44,650,635
Net Assets
Beginning of Period	248,657,219	204,006,584
End of Period	277,054,308	248,657,219

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Bond Market Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$10.64	$10.87
Investment Operations
Net Investment Income	.133[1]	.294[1]	.279[1]	.260[1]	.254	.253
Net Realized and Unrealized Gain (Loss) on Investments	.560	.597	(.296)	.105	.015	(.219)
Total from Investment Operations	.693	.891	(.017)	.365	.269	.034
Distributions
Dividends from Net Investment Income	(.133)	(.291)	(.280)	(.260)	(.254)	(.254)
Distributions from Realized Capital Gains	—	—	(.003)	(.005)	(.005)	(.010)
Total Distributions	(.133)	(.291)	(.283)	(.265)	(.259)	(.264)
Net Asset Value, End of Period	$11.61	$11.05	$10.45	$10.75	$10.65	$10.64

Total Return[2]	6.30%	8.61%	-0.13%	3.45%	2.50%	0.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,657	$1,546	$4,250	$5,166	$5,969	$6,434
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.74%	2.68%	2.42%	2.30%	2.34%
Portfolio Turnover Rate[3,4]	39%	31%	54%	55%	61%	84%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 0%, 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Bond Market Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$83.71	$79.16	$81.46	$80.64	$80.58	$82.33
Investment Operations
Net Investment Income	1.058[1]	2.295[1]	2.209[1]	2.053[1]	1.995	2.000
Net Realized and Unrealized Gain (Loss) on Investments	4.240	4.535	(2.280)	.842	.096	(1.671)
Total from Investment Operations	5.298	6.830	(.071)	2.895	2.091	.329
Distributions
Dividends from Net Investment Income	(.888)	(2.280)	(2.210)	(2.038)	(1.995)	(2.001)
Distributions from Realized Capital Gains	—	—	(.019)	(.037)	(.036)	(.078)
Total Distributions	(.888)	(2.280)	(2.229)	(2.075)	(2.031)	(2.079)
Net Asset Value, End of Period	$88.12	$83.71	$79.16	$81.46	$80.64	$80.58

Total Return	6.35%	8.71%	-0.04%	3.62%	2.57%	0.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56,046	$48,456	$36,528	$37,247	$31,445	$27,279
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.78%	2.79%	2.52%	2.40%	2.44%
Portfolio Turnover Rate[2,3]	39%	31%	54%	55%	61%	84%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 0%, 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$10.64	$10.87
Investment Operations
Net Investment Income	.139[1]	.301[1]	.290[1]	.271[1]	.265	.263
Net Realized and Unrealized Gain (Loss) on Investments	.560	.601	(.297)	.105	.015	(.219)
Total from Investment Operations	.699	.902	(.007)	.376	.280	.044
Distributions
Dividends from Net Investment Income	(.139)	(.302)	(.290)	(.271)	(.265)	(.264)
Distributions from Realized Capital Gains	—	—	(.003)	(.005)	(.005)	(.010)
Total Distributions	(.139)	(.302)	(.293)	(.276)	(.270)	(.274)
Net Asset Value, End of Period	$11.61	$11.05	$10.45	$10.75	$10.65	$10.64

Total Return[2]	6.35%	8.71%	-0.03%	3.56%	2.60%	0.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116,341	$107,098	$88,281	$82,839	$72,592	$60,783
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.78%	2.78%	2.52%	2.40%	2.44%
Portfolio Turnover Rate[3,4]	39%	31%	54%	55%	61%	84%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 0%, 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$10.64	$10.87
Investment Operations
Net Investment Income	.140[1]	.303[1]	.292[1]	.272[1]	.266	.265
Net Realized and Unrealized Gain (Loss) on Investments	.560	.601	(.297)	.105	.015	(.219)
Total from Investment Operations	.700	.904	(.005)	.377	.281	.046
Distributions
Dividends from Net Investment Income	(.140)	(.304)	(.292)	(.272)	(.266)	(.266)
Distributions from Realized Capital Gains	—	—	(.003)	(.005)	(.005)	(.010)
Total Distributions	(.140)	(.304)	(.295)	(.277)	(.271)	(.276)
Net Asset Value, End of Period	$11.61	$11.05	$10.45	$10.75	$10.65	$10.64

Total Return	6.36%	8.73%	-0.01%	3.57%	2.61%	0.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,824	$47,477	$40,728	$39,101	$34,167	$29,095
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.79%	2.79%	2.53%	2.41%	2.45%
Portfolio Turnover Rate[2,3]	39%	31%	54%	55%	61%	84%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 0%, 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$10.64	$10.87
Investment Operations
Net Investment Income	.140[1]	.304[1]	.292[1]	.273[1]	.267	.266
Net Realized and Unrealized Gain (Loss) on Investments	.560	.600	(.297)	.105	.015	(.219)
Total from Investment Operations	.700	.904	(.005)	.378	.282	.047
Distributions
Dividends from Net Investment Income	(.140)	(.304)	(.292)	(.273)	(.267)	(.267)
Distributions from Realized Capital Gains	—	—	(.003)	(.005)	(.005)	(.010)
Total Distributions	(.140)	(.304)	(.295)	(.278)	(.272)	(.277)
Net Asset Value, End of Period	$11.61	$11.05	$10.45	$10.75	$10.65	$10.64

Total Return	6.36%	8.74%	-0.01%	3.58%	2.62%	0.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,324	$23,679	$19,399	$19,488	$22,203	$24,287
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.80%	2.80%	2.54%	2.42%	2.46%
Portfolio Turnover Rate[2,3]	39%	31%	54%	55%	61%	84%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 0%, 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

Institutional Select Shares

	Six Months				June 24,
	Ended	Year Ended December 31,			2016[1] to
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.05	$10.45	$10.75	$10.65	$11.03
Investment Operations
Net Investment Income	.141[2]	.306[2]	.295[2]	.275[2]	.135
Net Realized and Unrealized Gain (Loss) on Investments	.560	.600	(.298)	.105	(.375)
Total from Investment Operations	.701	.906	(.003)	.380	(.240)
Distributions
Dividends from Net Investment Income	(.141)	(.306)	(.294)	(.275)	(.135)
Distributions from Realized Capital Gains	—	—	(.003)	(.005)	(.005)
Total Distributions	(.141)	(.306)	(.297)	(.280)	(.140)
Net Asset Value, End of Period	$11.61	$11.05	$10.45	$10.75	$10.65

Total Return	6.37%	8.76%	0.01%	3.60%	-2.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,862	$20,401	$14,821	$12,031	$5,438
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	2.49%	2.81%	2.82%	2.56%	2.41%[3]
Portfolio Turnover Rate[4,5]	39%	31%	54%	55%	61%[6]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 0%, 10%, 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.
6	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

23

Total Bond Market Index Fund

At June 30, 2020, counterparties had deposited in segregated accounts securities with a value of $394,000 and cash of $2,653,000 in connection with TBA transactions.

3.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5.  Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

24

Total Bond Market Index Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $12,224,000, representing less than 0.01% of the fund’s net assets and 4.89% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2020, custodian fee offset arrangements reduced the fund’s expenses by $159,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

25

Total Bond Market Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	175,262,268	—	175,262,268
Asset-Backed/Commercial Mortgage-Backed
Securities	—	7,137,529	—	7,137,529
Corporate Bonds	—	79,895,820	—	79,895,820
Sovereign Bonds	—	10,763,137	—	10,763,137
Taxable Municipal Bonds	—	1,922,383	—	1,922,383
Temporary Cash Investments	9,944,646	—	—	9,944,646
Total	9,944,646	274,981,137	—	284,925,783

E. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	264,179,482
Gross Unrealized Appreciation	20,980,949
Gross Unrealized Depreciation	(234,648)
Net Unrealized Appreciation (Depreciation)	20,746,301

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $351,260,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. During the six months ended June 30, 2020, the fund purchased $23,944,925,000 of investment securities and sold $11,967,901,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $99,082,622,000 and $95,996,466,000, respectively. Total purchases and sales include $9,916,646,000 and $6,086,158,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

26

Total Bond Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2020	December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	161,707	14,213	314,902	29,205
Issued in Lieu of Cash Distributions	18,610	1,626	72,635	6,735
Redeemed[1]	(146,071)	(12,992)	(3,276,193)	(302,720)
Net Increase (Decrease)—Investor Shares	34,246	2,847	(2,888,656)	(266,780)
ETF Shares
Issued	12,912,655	149,600	10,954,123	132,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,925,004)	(92,400)	(1,202,790)	(14,600)
Net Increase (Decrease)—ETF Shares	4,987,651	57,200	9,751,333	117,400
Admiral Shares
Issued[1]	17,740,793	1,559,602	28,133,518	2,599,563
Issued in Lieu of Cash Distributions	1,234,636	107,881	2,478,605	227,640
Redeemed	(15,164,039)	(1,339,883)	(17,145,809)	(1,581,483)
Net Increase (Decrease)—Admiral Shares	3,811,390	327,600	13,466,314	1,245,720
Institutional Shares
Issued	8,271,979	726,524	12,742,108	1,173,938
Issued in Lieu of Cash Distributions	577,048	50,424	1,175,382	107,971
Redeemed	(7,906,103)	(696,397)	(9,584,755)	(882,050)
Net Increase (Decrease)—Institutional Shares	942,924	80,551	4,332,735	399,859
Institutional Plus Shares
Issued	6,237,020	545,344	7,083,423	653,802
Issued in Lieu of Cash Distributions	293,881	25,674	581,981	53,455
Redeemed	(3,108,507)	(274,514)	(4,588,346)	(420,358)
Net Increase (Decrease)—Institutional Plus Shares	3,422,394	296,504	3,077,058	286,899
Institutional Select Shares
Issued	3,120,093	275,850	4,809,687	441,094
Issued in Lieu of Cash Distributions	281,255	24,573	485,541	44,575
Redeemed	(1,027,631)	(91,545)	(617,700)	(57,430)
Net Increase (Decrease)—Institutional Select Shares	2,373,717	208,878	4,677,528	428,239

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares— Redeemed and Admiral Shares—Issued include 250,589,000 and 250,589,000 shares, respectively, in the amount of $2,708,595,000 from the conversion during the year ended December 31, 2019.

H. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

28

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

29

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total Bond Market Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

30

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q842 082020

Semiannual Report | June 30, 2020 Vanguard Total Bond Market II Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	181

Liquidity Risk Management	183

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,059.69	$0.46
Institutional Shares	1,000.00	1,060.05	0.10
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.42	$0.45
Institutional Shares	1,000.00	1,024.76	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Total Bond Market II Index Fund

Fund Allocation

As of June 30, 2020

Asset-Backed/Commercial
Mortgage-Backed Securities	2.7%
Corporate Bonds	29.5
Sovereign Bonds	3.9
Taxable Municipal Bonds	0.7
U.S. Government and Agency Obligations	63.2

The table reflects the fund's investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempt-ing to remain fully invested and tracking its target index as closely as possible.

3

Total Bond Market II Index Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (62.7%)
U.S. Government Securities (39.7%)
United States Treasury Note/Bond	8.750%	8/15/20	15,755	15,905
United States Treasury Note/Bond	3.625%	2/15/21	27,415	27,998
United States Treasury Note/Bond	1.250%	3/31/21	125,000	125,996
United States Treasury Note/Bond	2.375%	4/15/21	218,258	222,043
United States Treasury Note/Bond	1.375%	4/30/21	117,322	118,495
United States Treasury Note/Bond	2.250%	4/30/21	75,747	77,049
United States Treasury Note/Bond	2.625%	5/15/21	332,092	339,149
United States Treasury Note/Bond	3.125%	5/15/21	100,610	103,188
United States Treasury Note/Bond	2.000%	5/31/21	87,899	89,355
United States Treasury Note/Bond	2.125%	5/31/21	447,608	455,580
United States Treasury Note/Bond	2.625%	6/15/21	226,450	231,722
United States Treasury Note/Bond	1.625%	6/30/21	184,563	187,217
United States Treasury Note/Bond	2.125%	6/30/21	199,510	203,377
United States Treasury Note/Bond	2.625%	7/15/21	273,625	280,550
United States Treasury Note/Bond	1.125%	7/31/21	231,305	233,690
United States Treasury Note/Bond	1.750%	7/31/21	322,112	327,598
United States Treasury Note/Bond	2.250%	7/31/21	109,725	112,176
United States Treasury Note/Bond	2.750%	8/15/21	275,798	283,727
United States Treasury Note/Bond	8.125%	8/15/21	34,550	37,606
United States Treasury Note/Bond	1.125%	8/31/21	224,994	227,455
United States Treasury Note/Bond	1.500%	8/31/21	97,298	98,803
United States Treasury Note/Bond	2.000%	8/31/21	241,675	246,811
United States Treasury Note/Bond	2.750%	9/15/21	54,665	56,356
United States Treasury Note/Bond	1.125%	9/30/21	56,848	57,514
United States Treasury Note/Bond	1.500%	9/30/21	87,869	89,311
United States Treasury Note/Bond	2.125%	9/30/21	193,750	198,443
United States Treasury Note/Bond	1.250%	10/31/21	200,342	203,223
United States Treasury Note/Bond	1.500%	10/31/21	339,587	345,584
United States Treasury Note/Bond	2.000%	10/31/21	275,870	282,596
United States Treasury Note/Bond	1.500%	11/30/21	13,553	13,807
United States Treasury Note/Bond	1.750%	11/30/21	420,296	429,685
United States Treasury Note/Bond	1.875%	11/30/21	150,425	154,044
United States Treasury Note/Bond	2.625%	12/15/21	272,994	282,762
United States Treasury Note/Bond	2.000%	12/31/21	156,840	161,128
United States Treasury Note/Bond	2.125%	12/31/21	116,875	120,290
United States Treasury Note/Bond	2.500%	1/15/22	379,491	393,069
United States Treasury Note/Bond	1.375%	1/31/22	103,740	105,717
United States Treasury Note/Bond	1.500%	1/31/22	324,393	331,186
United States Treasury Note/Bond	1.875%	1/31/22	323,028	331,711
United States Treasury Note/Bond	2.000%	2/15/22	39,412	40,576

4

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.500%	2/15/22	240,133	249,176
United States Treasury Note/Bond	1.125%	2/28/22	589,495	598,892
United States Treasury Note/Bond	1.750%	2/28/22	235,777	241,928
United States Treasury Note/Bond	1.875%	2/28/22	304,490	313,101
United States Treasury Note/Bond	0.375%	3/31/22	1,762,069	1,768,395
United States Treasury Note/Bond	1.750%	3/31/22	202,337	207,901
United States Treasury Note/Bond	1.875%	3/31/22	345,708	355,972
United States Treasury Note/Bond	0.125%	4/30/22	981,980	981,371
United States Treasury Note/Bond	0.125%	5/31/22	69,080	69,037
United States Treasury Note/Bond	1.750%	5/31/22	67,332	69,363
United States Treasury Note/Bond	1.750%	6/15/22	317,504	327,375
United States Treasury Note/Bond	0.125%	6/30/22	66,135	66,094
United States Treasury Note/Bond	1.750%	6/30/22	367,600	379,201
United States Treasury Note/Bond	2.125%	6/30/22	135,735	141,059
United States Treasury Note/Bond	1.750%	7/15/22	348,260	359,471
United States Treasury Note/Bond	1.875%	7/31/22	269,263	278,854
United States Treasury Note/Bond	2.000%	7/31/22	187,730	194,886
United States Treasury Note/Bond	1.500%	8/15/22	365,753	376,155
United States Treasury Note/Bond	1.625%	8/15/22	259,234	267,255
United States Treasury Note/Bond	1.625%	8/31/22	341,015	351,726
United States Treasury Note/Bond	1.875%	8/31/22	229,931	238,411
United States Treasury Note/Bond	1.500%	9/15/22	583,810	601,050
United States Treasury Note/Bond	1.750%	9/30/22	268,153	277,664
United States Treasury Note/Bond	1.875%	9/30/22	334,051	346,892
United States Treasury Note/Bond	1.375%	10/15/22	447,361	459,663
United States Treasury Note/Bond	1.875%	10/31/22	317,955	330,575
United States Treasury Note/Bond	2.000%	10/31/22	320,049	333,702
United States Treasury Note/Bond	1.625%	11/15/22	576,461	596,366
United States Treasury Note/Bond	2.000%	11/30/22	593,275	619,415
United States Treasury Note/Bond	1.625%	12/15/22	914,345	947,060
United States Treasury Note/Bond	2.125%	12/31/22	583,086	611,511
United States Treasury Note/Bond	1.500%	1/15/23	9,420	9,738
United States Treasury Note/Bond	1.750%	1/31/23	279,340	290,645
United States Treasury Note/Bond	2.375%	1/31/23	81,440	86,046
United States Treasury Note/Bond	2.000%	2/15/23	375,850	393,819
United States Treasury Note/Bond	1.500%	2/28/23	247,637	256,381
United States Treasury Note/Bond	2.625%	2/28/23	133,984	142,714
United States Treasury Note/Bond	0.500%	3/15/23	633,593	639,137
United States Treasury Note/Bond	1.500%	3/31/23	100,115	103,760
United States Treasury Note/Bond	2.500%	3/31/23	394,925	420,102
United States Treasury Note/Bond	0.250%	4/15/23	903,380	905,358
United States Treasury Note/Bond	1.625%	4/30/23	151,271	157,440
United States Treasury Note/Bond	2.750%	4/30/23	153,300	164,439
United States Treasury Note/Bond	0.125%	5/15/23	1,216,645	1,214,747
United States Treasury Note/Bond	1.750%	5/15/23	124,775	130,410
United States Treasury Note/Bond	1.625%	5/31/23	122,505	127,674
United States Treasury Note/Bond	2.750%	5/31/23	65,346	70,227
United States Treasury Note/Bond	0.250%	6/15/23	373,335	374,153
United States Treasury Note/Bond	1.375%	6/30/23	254,587	263,696
United States Treasury Note/Bond	2.625%	6/30/23	191,146	205,123
United States Treasury Note/Bond	1.250%	7/31/23	133,182	137,552
United States Treasury Note/Bond	2.750%	7/31/23	86,268	93,075
United States Treasury Note/Bond	2.500%	8/15/23	209,285	224,393
United States Treasury Note/Bond	1.375%	8/31/23	344,995	358,039

5

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	1.375%	9/30/23	152,840	158,738
	United States Treasury Note/Bond	2.875%	10/31/23	114,000	124,153
	United States Treasury Note/Bond	2.750%	11/15/23	128,215	139,234
	United States Treasury Note/Bond	2.125%	11/30/23	182,625	194,609
	United States Treasury Note/Bond	2.875%	11/30/23	197,846	215,899
	United States Treasury Note/Bond	2.250%	12/31/23	120,863	129,494
	United States Treasury Note/Bond	2.625%	12/31/23	1,015,123	1,100,931
	United States Treasury Note/Bond	2.250%	1/31/24	197,225	211,617
	United States Treasury Note/Bond	2.500%	1/31/24	686,069	742,244
	United States Treasury Note/Bond	2.750%	2/15/24	270,399	295,200
	United States Treasury Note/Bond	2.125%	2/29/24	153,000	163,686
	United States Treasury Note/Bond	2.375%	2/29/24	298,197	321,772
	United States Treasury Note/Bond	2.125%	3/31/24	708,094	758,546
	United States Treasury Note/Bond	2.000%	4/30/24	280,940	299,991
	United States Treasury Note/Bond	2.250%	4/30/24	134,542	144,948
	United States Treasury Note/Bond	2.500%	5/15/24	366,753	398,958
	United States Treasury Note/Bond	2.000%	5/31/24	268,571	287,162
	United States Treasury Note/Bond	1.750%	6/30/24	355,810	377,379
	United States Treasury Note/Bond	2.000%	6/30/24	230,940	247,177
	United States Treasury Note/Bond	1.750%	7/31/24	177,500	188,427
	United States Treasury Note/Bond	2.125%	7/31/24	195,665	210,676
	United States Treasury Note/Bond	2.375%	8/15/24	659,320	717,116
	United States Treasury Note/Bond	1.875%	8/31/24	243,460	259,969
	United States Treasury Note/Bond	1.500%	9/30/24	396,425	417,483
	United States Treasury Note/Bond	2.125%	9/30/24	248,720	268,463
	United States Treasury Note/Bond	1.500%	10/31/24	76,061	80,149
	United States Treasury Note/Bond	2.250%	10/31/24	359,393	390,334
	United States Treasury Note/Bond	2.250%	11/15/24	483,372	525,290
[1]	United States Treasury Note/Bond	1.500%	11/30/24	702,564	740,987
	United States Treasury Note/Bond	2.125%	11/30/24	141,200	152,783
	United States Treasury Note/Bond	1.750%	12/31/24	40,235	42,913
	United States Treasury Note/Bond	2.250%	12/31/24	285,467	310,848
	United States Treasury Note/Bond	2.500%	1/31/25	262,225	288,857
	United States Treasury Note/Bond	2.000%	2/15/25	212,509	229,378
	United States Treasury Note/Bond	1.125%	2/28/25	1,033,810	1,074,997
	United States Treasury Note/Bond	2.750%	2/28/25	333,477	371,724
	United States Treasury Note/Bond	0.500%	3/31/25	1,102,989	1,114,361
	United States Treasury Note/Bond	0.375%	4/30/25	603,909	606,554
	United States Treasury Note/Bond	2.875%	4/30/25	267,029	300,156
	United States Treasury Note/Bond	2.125%	5/15/25	256,221	278,920
	United States Treasury Note/Bond	0.250%	5/31/25	481,780	481,178
	United States Treasury Note/Bond	2.875%	5/31/25	174,085	196,009
	United States Treasury Note/Bond	0.250%	6/30/25	177,087	176,754
	United States Treasury Note/Bond	2.750%	6/30/25	179,285	201,052
	United States Treasury Note/Bond	2.875%	7/31/25	233,510	263,722
	United States Treasury Note/Bond	2.000%	8/15/25	189,083	205,272
	United States Treasury Note/Bond	6.875%	8/15/25	40,840	54,445
	United States Treasury Note/Bond	2.750%	8/31/25	186,630	209,901
[1]	United States Treasury Note/Bond	2.250%	11/15/25	434,690	478,907
	United States Treasury Note/Bond	2.875%	11/30/25	416,497	473,049
	United States Treasury Note/Bond	1.625%	2/15/26	534,932	572,126
	United States Treasury Note/Bond	2.500%	2/28/26	384,057	429,906
	United States Treasury Note/Bond	2.250%	3/31/26	467,794	517,572
	United States Treasury Note/Bond	2.375%	4/30/26	160,000	178,350

6

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.625%	5/15/26	519,378	556,383
United States Treasury Note/Bond	2.125%	5/31/26	378,579	416,793
United States Treasury Note/Bond	1.875%	6/30/26	333,440	362,409
United States Treasury Note/Bond	1.875%	7/31/26	282,000	306,720
United States Treasury Note/Bond	1.500%	8/15/26	634,832	676,293
United States Treasury Note/Bond	6.750%	8/15/26	8,800	12,177
United States Treasury Note/Bond	1.375%	8/31/26	430,805	455,710
United States Treasury Note/Bond	1.625%	9/30/26	56,188	60,323
United States Treasury Note/Bond	1.625%	10/31/26	346,480	372,140
United States Treasury Note/Bond	2.000%	11/15/26	366,562	402,415
United States Treasury Note/Bond	6.500%	11/15/26	36,215	50,050
United States Treasury Note/Bond	1.625%	11/30/26	180,570	194,028
United States Treasury Note/Bond	1.750%	12/31/26	361,253	391,226
United States Treasury Note/Bond	1.500%	1/31/27	1,190	1,270
United States Treasury Note/Bond	2.250%	2/15/27	6,056	6,762
United States Treasury Note/Bond	6.625%	2/15/27	39,650	55,616
United States Treasury Note/Bond	1.125%	2/28/27	772,870	806,080
United States Treasury Note/Bond	0.625%	3/31/27	1,023,965	1,033,887
United States Treasury Note/Bond	0.500%	4/30/27	1,263,350	1,264,929
United States Treasury Note/Bond	2.375%	5/15/27	43,030	48,550
United States Treasury Note/Bond	0.500%	5/31/27	586,412	586,776
United States Treasury Note/Bond	0.500%	6/30/27	233,865	233,975
United States Treasury Note/Bond	2.250%	8/15/27	342,539	384,607
United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,677
United States Treasury Note/Bond	2.250%	11/15/27	187,761	211,407
United States Treasury Note/Bond	6.125%	11/15/27	55,808	78,584
United States Treasury Note/Bond	2.750%	2/15/28	182,470	212,806
United States Treasury Note/Bond	2.875%	5/15/28	181,973	214,671
United States Treasury Note/Bond	2.875%	8/15/28	442,152	523,397
United States Treasury Note/Bond	5.500%	8/15/28	45,575	63,506
United States Treasury Note/Bond	3.125%	11/15/28	280,130	338,520
United States Treasury Note/Bond	5.250%	11/15/28	76,342	105,590
United States Treasury Note/Bond	2.625%	2/15/29	76,983	90,167
United States Treasury Note/Bond	5.250%	2/15/29	52,279	72,848
United States Treasury Note/Bond	1.625%	8/15/29	102,706	112,013
United States Treasury Note/Bond	6.125%	8/15/29	37,930	56,599
United States Treasury Note/Bond	1.750%	11/15/29	150,000	165,563
United States Treasury Note/Bond	1.500%	2/15/30	1,543,598	1,668,042
United States Treasury Note/Bond	0.625%	5/15/30	873,980	871,253
United States Treasury Note/Bond	6.250%	5/15/30	114,435	176,141
United States Treasury Note/Bond	5.375%	2/15/31	128,675	191,082
United States Treasury Note/Bond	4.500%	2/15/36	121,843	186,495
United States Treasury Note/Bond	4.750%	2/15/37	43,500	69,349
United States Treasury Note/Bond	5.000%	5/15/37	57,327	93,981
United States Treasury Note/Bond	4.375%	2/15/38	63,450	98,585
United States Treasury Note/Bond	4.500%	5/15/38	63,579	100,256
United States Treasury Note/Bond	3.500%	2/15/39	894	1,264
United States Treasury Note/Bond	4.250%	5/15/39	117,867	182,031
United States Treasury Note/Bond	4.500%	8/15/39	100,656	160,200
United States Treasury Note/Bond	4.375%	11/15/39	120,905	190,010
United States Treasury Note/Bond	4.625%	2/15/40	44,805	72,647
United States Treasury Note/Bond	1.125%	5/15/40	613,880	608,122
United States Treasury Note/Bond	4.375%	5/15/40	109,320	172,640
United States Treasury Note/Bond	3.875%	8/15/40	140,325	208,997

7

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	4.250%	11/15/40	141,854	221,492
[1]	United States Treasury Note/Bond	4.750%	2/15/41	78,692	130,469
	United States Treasury Note/Bond	4.375%	5/15/41	117,000	185,975
	United States Treasury Note/Bond	3.750%	8/15/41	145,310	214,037
	United States Treasury Note/Bond	3.125%	11/15/41	133,056	180,083
	United States Treasury Note/Bond	3.125%	2/15/42	153,742	208,537
	United States Treasury Note/Bond	3.000%	5/15/42	138,000	183,690
	United States Treasury Note/Bond	2.750%	8/15/42	212,528	272,367
	United States Treasury Note/Bond	2.750%	11/15/42	243,319	311,524
	United States Treasury Note/Bond	3.125%	2/15/43	264,159	357,935
	United States Treasury Note/Bond	2.875%	5/15/43	365,700	477,582
	United States Treasury Note/Bond	3.625%	8/15/43	310,652	453,551
	United States Treasury Note/Bond	3.750%	11/15/43	237,806	353,810
	United States Treasury Note/Bond	3.625%	2/15/44	348,494	510,109
	United States Treasury Note/Bond	3.125%	8/15/44	191,150	260,560
	United States Treasury Note/Bond	3.000%	11/15/44	295,089	394,912
	United States Treasury Note/Bond	2.500%	2/15/45	366,882	452,241
	United States Treasury Note/Bond	3.000%	5/15/45	362,154	485,967
	United States Treasury Note/Bond	2.875%	8/15/45	365,506	481,382
	United States Treasury Note/Bond	3.000%	11/15/45	36,817	49,605
	United States Treasury Note/Bond	2.500%	2/15/46	278,698	344,975
	United States Treasury Note/Bond	2.500%	5/15/46	332,873	412,709
[1]	United States Treasury Note/Bond	2.250%	8/15/46	334,838	396,836
	United States Treasury Note/Bond	2.875%	11/15/46	204,990	272,444
	United States Treasury Note/Bond	3.000%	2/15/47	104,099	141,705
	United States Treasury Note/Bond	3.000%	5/15/47	202,051	275,232
	United States Treasury Note/Bond	2.750%	8/15/47	102,418	133,719
	United States Treasury Note/Bond	2.750%	11/15/47	310,732	406,233
	United States Treasury Note/Bond	3.000%	2/15/48	375,470	513,632
	United States Treasury Note/Bond	3.125%	5/15/48	411,233	575,726
	United States Treasury Note/Bond	3.000%	8/15/48	454,182	624,073
	United States Treasury Note/Bond	3.375%	11/15/48	183,303	269,140
	United States Treasury Note/Bond	3.000%	2/15/49	207,173	285,770
	United States Treasury Note/Bond	2.875%	5/15/49	463,731	626,760
	United States Treasury Note/Bond	2.250%	8/15/49	242,020	290,840
	United States Treasury Note/Bond	2.375%	11/15/49	43,699	53,927
	United States Treasury Note/Bond	2.000%	2/15/50	772,341	883,728
	United States Treasury Note/Bond	1.250%	5/15/50	1,067,490	1,024,620
					76,394,506
Agency Bonds and Notes (1.2%)
[2]	AID-Iraq	2.149%	1/18/22	9,025	9,282
[2]	AID-Israel	5.500%	9/18/23	6,500	7,558
[2]	AID-Israel	5.500%	12/4/23	7,002	8,208
[2]	AID-Israel	5.500%	4/26/24	5,575	6,628
[2]	AID-Israel	5.500%	9/18/33	150	224
[2]	AID-Jordan	2.578%	6/30/22	3,180	3,322
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,711
[2]	AID-Tunisia	2.452%	7/24/21	2,300	2,334
[2]	AID-Tunisia	1.416%	8/5/21	2,830	2,808
[2]	AID-Ukraine	1.471%	9/29/21	6,825	6,919
	Federal Farm Credit Banks	3.050%	11/15/21	6,050	6,285
	Federal Farm Credit Banks	1.600%	12/28/21	10,300	10,512
	Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,221
	Federal Farm Credit Banks	0.375%	4/8/22	40,000	40,098

8

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,578
	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,656
	Federal Home Loan Banks	5.625%	6/11/21	17,350	18,240
	Federal Home Loan Banks	1.875%	7/7/21	45,140	45,914
	Federal Home Loan Banks	1.125%	7/14/21	24,275	24,511
	Federal Home Loan Banks	3.000%	10/12/21	81,300	84,203
	Federal Home Loan Banks	1.625%	11/19/21	38,030	38,770
	Federal Home Loan Banks	1.875%	11/29/21	79,160	81,009
	Federal Home Loan Banks	1.625%	12/20/21	66,960	68,343
	Federal Home Loan Banks	0.250%	6/3/22	39,275	39,285
	Federal Home Loan Banks	2.125%	6/10/22	7,750	8,033
	Federal Home Loan Banks	2.000%	9/9/22	11,665	12,114
	Federal Home Loan Banks	1.375%	2/17/23	40,000	41,161
	Federal Home Loan Banks	2.125%	3/10/23	28,800	30,227
	Federal Home Loan Banks	2.500%	2/13/24	44,590	48,039
	Federal Home Loan Banks	2.875%	6/14/24	200	219
	Federal Home Loan Banks	1.500%	8/15/24	19,940	20,854
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,907
	Federal Home Loan Banks	2.875%	9/13/24	1,000	1,103
	Federal Home Loan Banks	0.500%	4/14/25	25,900	25,964
	Federal Home Loan Banks	3.250%	11/16/28	19,645	23,400
	Federal Home Loan Banks	5.500%	7/15/36	20,850	32,601
[3]	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	36,800	37,184
[3]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	73,330
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	20,000	20,005
[3]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	3,000	3,008
[3]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	34,000	34,086
[3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	45,752
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	42,000	41,955
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	62,908
[3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,883
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,301	55,448
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	31,178	49,109
[3]	Federal National Mortgage Assn.	1.250%	8/17/21	26,506	26,824
[3]	Federal National Mortgage Assn.	1.375%	10/7/21	44,250	44,904
[3]	Federal National Mortgage Assn.	2.000%	1/5/22	101,000	103,716
[3]	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,195
[3]	Federal National Mortgage Assn.	1.875%	4/5/22	61,000	62,767
[3]	Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,666
[3]	Federal National Mortgage Assn.	1.375%	9/6/22	15,115	15,489
[3]	Federal National Mortgage Assn.	2.000%	10/5/22	69,818	72,578
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	25,381	26,747
[3]	Federal National Mortgage Assn.	0.250%	5/22/23	30,000	29,969
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	54,101
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	48,691
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	43,308
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,563
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	40,900
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	45,544
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,219
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	26,041
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	46,165
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	32,779
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	17,526	25,434

9

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	8,850	13,783
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	32,760	51,890
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	27,435	42,506
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	5,471
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	300	516
	Private Export Funding Corp.	4.300%	12/15/21	7,760	8,190
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,174
	Private Export Funding Corp.	2.050%	11/15/22	15,525	16,070
	Private Export Funding Corp.	3.550%	1/15/24	16,425	18,125
	Private Export Funding Corp.	2.450%	7/15/24	4,955	5,298
	Private Export Funding Corp.	1.750%	11/15/24	3,115	3,261
	Private Export Funding Corp.	3.250%	6/15/25	1,575	1,767
	Tennessee Valley Authority	1.875%	8/15/22	3,875	3,999
	Tennessee Valley Authority	2.875%	9/15/24	12,231	13,433
	Tennessee Valley Authority	0.750%	5/15/25	3,000	3,038
	Tennessee Valley Authority	6.750%	11/1/25	19,581	25,871
	Tennessee Valley Authority	2.875%	2/1/27	25,750	28,882
	Tennessee Valley Authority	7.125%	5/1/30	9,625	14,914
	Tennessee Valley Authority	4.700%	7/15/33	6,375	8,876
	Tennessee Valley Authority	4.650%	6/15/35	4,000	5,536
	Tennessee Valley Authority	5.880%	4/1/36	6,795	10,576
	Tennessee Valley Authority	6.150%	1/15/38	665	1,074
	Tennessee Valley Authority	5.500%	6/15/38	1,436	2,198
	Tennessee Valley Authority	5.250%	9/15/39	15,248	23,008
	Tennessee Valley Authority	4.875%	1/15/48	14,320	22,023
	Tennessee Valley Authority	5.375%	4/1/56	5,585	9,705
	Tennessee Valley Authority	4.625%	9/15/60	8,838	14,032
	Tennessee Valley Authority	4.250%	9/15/65	8,050	12,218
					2,360,943
Conventional Mortgage-Backed Securities (21.7%)
[3,4]	Fannie Mae Pool	2.000%	11/1/27–11/1/34	66,719	69,078
[3,4]	Fannie Mae Pool	2.500%	11/1/26–7/1/50	1,789,401	1,871,470
[3,4]	Fannie Mae Pool	3.000%	11/1/20–7/1/50	4,131,541	4,373,875
¤,3,4	Fannie Mae Pool	3.500%	7/1/20–3/1/50	3,826,075	4,074,383
¤,3,4	Fannie Mae Pool	4.000%	10/1/20–5/1/50	2,960,550	3,187,089
[3,4]	Fannie Mae Pool	4.500%	7/1/20–7/1/49	1,174,836	1,284,186
[3,4]	Fannie Mae Pool	5.000%	7/1/20–12/1/49	348,062	392,676
[3,4]	Fannie Mae Pool	5.500%	8/1/20–2/1/42	174,161	199,746
[3,4]	Fannie Mae Pool	6.000%	12/1/20–5/1/41	128,464	151,465
[3,4]	Fannie Mae Pool	6.500%	10/1/21–5/1/40	31,899	37,422
[3,4]	Fannie Mae Pool	7.000%	8/1/27–12/1/38	8,087	9,503
[3,4]	Fannie Mae Pool	7.500%	7/1/30–12/1/32	102	121
[3,4]	Fannie Mae Pool	8.000%	12/1/29	10	12
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	34,291	35,588
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	542,052	569,825
[1,3,4]	Freddie Mac Gold Pool	3.000%	4/1/21–4/1/48	1,846,524	1,955,438
[3,4]	Freddie Mac Gold Pool	3.500%	12/1/20–3/1/49	2,130,218	2,270,234
[3,4]	Freddie Mac Gold Pool	4.000%	8/1/20–2/1/49	1,492,278	1,607,760
[3,4]	Freddie Mac Gold Pool	4.500%	7/1/20–1/1/49	647,737	710,490
[3,4]	Freddie Mac Gold Pool	5.000%	7/1/20–11/1/48	199,815	222,784
[3,4]	Freddie Mac Gold Pool	5.500%	8/1/20–6/1/41	101,487	115,125
[3,4]	Freddie Mac Gold Pool	6.000%	8/1/20–5/1/40	48,961	57,588
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	13,124	15,228
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	4,758	5,479

10

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	44	50
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	68	80
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	12	14
[4]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	92,334	97,641
[4]	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	124,428	132,863
[4]	Ginnie Mae I Pool	4.000%	6/15/24–5/15/47	156,755	168,481
[4]	Ginnie Mae I Pool	4.500%	9/15/20–2/15/49	129,317	143,782
[4]	Ginnie Mae I Pool	5.000%	9/15/20–11/15/46	75,156	84,617
[4]	Ginnie Mae I Pool	5.500%	10/15/20–6/15/41	36,964	42,089
[4]	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	27,203	31,207
[4]	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	6,597	7,470
[4]	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	317	374
[4]	Ginnie Mae I Pool	7.500%	12/15/23	6	7
[4]	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	21	23
¤,4	Ginnie Mae II Pool	2.500%	6/20/27–7/1/50	794,203	836,405
¤,4	Ginnie Mae II Pool	3.000%	10/20/26–7/1/50	3,261,060	3,467,667
¤,4	Ginnie Mae II Pool	3.500%	9/20/25–7/1/50	3,211,987	3,430,742
¤,4	Ginnie Mae II Pool	4.000%	9/20/25–7/1/50	1,648,326	1,774,205
¤,4	Ginnie Mae II Pool	4.500%	8/20/33–3/1/50	755,909	824,479
[4]	Ginnie Mae II Pool	5.000%	12/20/32–10/20/48	227,672	254,359
[4]	Ginnie Mae II Pool	5.500%	8/20/23–8/20/49	42,528	48,155
[4]	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	17,494	20,679
[4]	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	6,291	7,418
[4]	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	955	1,181
¤,3,4	UMBS Pool	2.000%	1/1/32–7/1/50	368,143	379,683
¤,3,4	UMBS Pool	2.500%	10/1/34–7/1/50	1,833,800	1,914,053
¤,3,4	UMBS Pool	3.000%	11/1/28–7/1/50	2,490,502	2,627,950
¤,3,4	UMBS Pool	3.500%	9/1/33–7/1/50	1,022,362	1,084,889
¤,3,4	UMBS Pool	4.000%	11/1/33–7/1/50	494,323	532,150
¤,3,4	UMBS Pool	4.500%	8/1/48–7/1/50	502,168	543,785
[3,4]	UMBS Pool	5.000%	3/1/49–3/1/50	118,110	130,727
[3,4]	UMBS Pool	5.500%	6/1/49	14,531	15,964
					41,819,754
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae Pool	2.275%	7/1/43	2,744	2,856
[3,4]	Fannie Mae Pool	2.495%	9/1/43	240	242
[3,4]	Fannie Mae Pool	3.451%	4/1/41	496	506
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.366%	12/1/41	580	605
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	1,153	1,193
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	3.792%	10/1/37	157	163
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.476%	3.491%	3/1/43	1,524	1,554
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.017%	7/1/36	139	147
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.580%	12/1/43	679	733
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.370%	6/1/43	936	950
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.607%	3.607%	11/1/33	43	46
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.610%	4.167%	10/1/37	299	310
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%	2/1/36	98	101
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.746%	8/1/39	657	681
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	209	223
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	83	86
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	22	23
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.664%	1/1/37	76	79
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.171%	10/1/42	461	466
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.283%	7/1/35	181	191

11

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	67	71
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	12	13
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	3.682%	4/1/36	59	63
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	3.727%	12/1/33	61	65
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	3.902%	6/1/42	829	870
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.191%	5/1/40	224	237
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.709%	10/1/39	231	242
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.975%	9/1/42	849	892
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	72	75
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.162%	8/1/40	159	168
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%	12/1/40	204	218
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.763%	1/1/42	677	708
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.966%	10/1/42	546	582
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.531%	7/1/37	139	149
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	118	124
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.723%	3.932%	11/1/39	314	332
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.724%	3.554%	5/1/42	803	849
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.953%	9/1/34	74	77
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	3.459%	9/1/43	1,239	1,284
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.615%	6/1/41	80	84
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	3.738%	7/1/41	736	784
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	3.748%	5/1/35	102	107
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	3.750%	2/1/36	126	132
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.227%	10/1/40	120	127
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.715%	5/1/42	245	259
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.045%	7/1/42	544	593
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	206	220
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.400%	8/1/42	1,096	1,117
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%	3/1/42	602	644
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.023%	3/1/42	515	558
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.799%	3.834%	2/1/42	1,642	1,767
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.747%	11/1/41	475	513
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	538	573
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	242	258
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.935%	11/1/33–11/1/39	266	285
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.862%	1/1/42	474	506
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.963%	11/1/41	348	373
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.160%	9/1/40	552	587
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.189%	5/1/41	375	403
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	183	195
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.741%	12/1/40	173	182
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.815%	2/1/41	342	368
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.924%	12/1/41	384	413
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.838%	3/1/41	443	474
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	3.913%	12/1/40	192	205
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	3.918%	12/1/39	249	262
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.823%	2/1/41	228	233
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	453	494
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.576%	7/1/38	79	81
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	433	462
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.859%	1/1/40	208	219
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.838%	3.575%	2/1/42	594	642
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.391%	8/1/39	193	204
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	3.629%	5/1/40	77	82

12

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.969%	11/1/34	271	293
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	187	201
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.787%	5/1/36	21	22
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	3.965%	4/1/37	6	7
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.148%	10/1/36	105	114
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	366	382
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.238%	4.613%	7/1/38	74	78
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.268%	4.018%	12/1/35	82	88
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	108	116
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.028%	2.674%	4/1/37	500	522
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.715%	8/1/37	170	180
[3,4]	Fannie Mae REMICS	2.151%	10/25/29	11,987	12,657
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.536%	3.466%	3/1/37	32	33
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	3.570%	3/1/37	9	10
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.780%	9/1/37	55	57
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	1/1/38	37	40
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.662%	5/1/42	118	119
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.755%	12/1/36	111	119
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.799%	11/1/43	962	1,007
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	354	370
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	2/1/37	76	82
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	1/1/35	20	21
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.866%	12/1/36	150	157
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.750%	12/1/40	637	674
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	23	24
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.818%	12/1/41	404	432
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.730%	12/1/36	40	44
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.797%	3.872%	12/1/34	107	111
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.802%	3.408%	6/1/37	246	266
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	3.955%	12/1/35	111	119
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	4.105%	3/1/42	415	444
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	4.590%	6/1/37	26	28
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.851%	4.253%	1/1/37	71	76

13

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.859%	3.926%	2/1/42	128	136
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.866%	4.349%	8/1/37	79	82
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.886%	6/1/40	219	232
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.924%	5/1/40	132	138
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.609%	6/1/41	103	108
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	71	75
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.880%	12/1/40–3/1/41	750	803
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	184	191
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.510%	7/1/38	62	64
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.902%	2/1/42	443	452
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.255%	9/1/40	568	604
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.374%	6/1/40	157	163
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.844%	11/1/40	291	304
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%	2/1/41	380	414
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.928%	1/1/41	76	82
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	3.995%	3/1/37	140	151
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	3.566%	5/1/37	566	592
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	24	25
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.000%	3.625%	7/1/35	20	22
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.884%	5/1/36	114	121
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.757%	2/1/36	67	71
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.006%	11/1/34	271	286
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.398%	11/1/36	46	48
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	4.064%	10/1/36	194	210
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.549%	4.048%	3/1/37	38	39
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.855%	6/1/37	89	92
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	3.424%	3/1/37	8	9

14

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR+ 1.665%	3.356%	1/1/37	209	221
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–3/20/43	5,569	5,833
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/43	4,760	4,964
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/38–8/20/41	2,304	2,396
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	6/20/29–6/20/43	3,722	3,913
[4,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	33	35
[4,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	287	298
					74,647
Total U.S. Government and Agency Obligations (Cost $112,908,292)					120,649,850
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[4]	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	1,080	1,082
[4]	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,592
[4]	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	1,908	1,921
[4]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,482
[4]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	970	984
[4]	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	1,925	2,000
[4]	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	12,500	12,795
[4]	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,450	1,512
[4]	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	10,370	10,571
[4]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,250	1,299
[4]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,619
[4]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	5,029
[4]	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	16,125	16,204
[4]	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	9,825	10,251
[4]	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	11,025	11,776
[4]	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	14,175	14,503
[4]	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	9,000	9,298
[4]	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	12,800	13,334
[4]	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	259	259
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	2,413	2,436
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	2,456	2,518
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	1,650	1,708
[4]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	3,950	4,033
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	1,425	1,508
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	2,525	2,794
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.116%	2/15/50	500	512
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	7,560	8,463

15

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	2,800	3,055
[4]	BANK 2017 - BNK4	3.625%	5/15/50	5,950	6,695
[4]	BANK 2017 - BNK5	3.390%	6/15/60	7,000	7,786
[4]	BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,844
[4]	BANK 2017 - BNK6	3.518%	7/15/60	9,383	10,530
[4]	BANK 2017 - BNK6	3.741%	7/15/60	9,929	11,051
[4]	BANK 2017 - BNK7	3.175%	9/15/60	7,575	8,296
[4]	BANK 2017 - BNK7	3.435%	9/15/60	4,690	5,247
[4]	BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,695
[4]	BANK 2017 - BNK8	3.488%	11/15/50	5,925	6,665
[4]	BANK 2017 - BNK8	3.731%	11/15/50	1,000	1,100
[4]	BANK 2017 - BNK9	3.279%	11/15/54	6,075	6,640
[4]	BANK 2017 - BNK9	3.538%	11/15/54	5,925	6,673
[4]	BANK 2018 - BN10	3.641%	2/15/61	1,425	1,571
[4]	BANK 2018 - BN10	3.688%	2/15/61	4,375	4,966
[4]	BANK 2018 - BN10	3.898%	2/15/61	1,650	1,845
[4]	BANK 2018 - BN11	4.046%	3/15/61	4,275	4,974
[4]	BANK 2018 - BN12	4.255%	5/15/61	5,100	6,014
[4]	BANK 2018 - BN12	4.490%	5/15/61	1,650	1,924
[4]	BANK 2018 - BN13	3.953%	8/15/61	2,235	2,587
[4]	BANK 2018 - BN13	4.217%	8/15/61	6,200	7,311
[4]	BANK 2018 - BN14	4.128%	9/15/60	5,725	6,204
[4]	BANK 2018 - BN14	4.231%	9/15/60	2,425	2,862
[4]	BANK 2018 - BN14	4.481%	9/15/60	2,600	3,026
[4]	BANK 2018 - BN15	4.407%	11/15/61	9,060	10,824
[4]	BANK 2019 - BN16	4.005%	2/15/52	6,850	8,042
[4]	BANK 2019 - BN17	3.714%	4/15/52	5,070	5,877
[4]	BANK 2019 - BN17	3.976%	4/15/52	2,125	2,413
[4]	BANK 2019 - BN18	3.584%	5/15/62	2,650	3,055
[4]	BANK 2019 - BN18	3.826%	5/15/62	2,050	2,315
[4]	BANK 2019 - BN19	3.183%	8/15/61	3,400	3,812
[4]	BANK 2019 - BN20	3.011%	9/15/62	7,775	8,619
[4]	BANK 2019 - BN21	2.851%	10/17/52	2,550	2,793
[4]	BANK 2019 - BN21	3.093%	10/17/52	3,275	3,577
[4]	BANK 2019 - BN22	2.978%	11/15/62	3,630	4,017
[4]	BANK 2019 - BN23	2.920%	12/15/52	8,290	9,149
[4]	BANK 2019 - BN23	3.203%	12/15/52	3,125	3,352
[4]	BANK 2019 - BN24	2.960%	11/15/62	6,225	6,899
[4]	BANK 2019 - BN24	3.283%	11/15/62	2,900	3,180
[4]	BANK 2020 - BN25	2.649%	1/15/63	4,025	4,357
[4]	BANK 2020 - BN25	2.841%	1/15/63	2,970	3,145
[4]	BANK 2020 - BN26	2.403%	3/15/63	7,625	8,097
[4]	BANK 2020 - BN26	2.687%	3/15/63	2,410	2,477
[4]	BANK 2020 - BN27	2.144%	4/15/63	6,675	6,905
[4]	BANK 2020 - BN27	2.551%	4/15/63	1,950	2,015
[4]	Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	20,389
[4]	Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	18,200	18,568
[4]	Bank of America Credit Card Trust 2018-A3	3.100%	12/15/23	6,750	6,939
[4]	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	8,125	8,353
	Bank of Nova Scotia	1.875%	4/26/21	5,225	5,293
[4]	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,625	11,984
[4]	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	3,214
[4]	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	10,125	11,986

16

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	17,100	19,506
[4]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	12,600	13,776
[4]	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	1,050	1,128
[4]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	6,750	7,487
[4]	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	4,150	4,522
[4]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	6,070	6,532
[4]	BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	1,600	1,656
[4]	BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	1,750	1,808
[4]	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	5,328
[4]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,253
[4]	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,351
[4]	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	10,070	11,589
[4]	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	6,441
[4]	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	4,099
[4]	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	11,909
[4]	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	2,725	3,196
[4]	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	4,000	4,510
[4]	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	2,100	2,482
[4]	Benchmark 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	2,029
[4]	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	5,650	6,085
[4]	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	7,075	8,400
[4]	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	2,175	2,563
[4]	Benchmark 2018-B7 Mortgage Trust	4.377%	5/15/53	2,225	2,409
[4]	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	9,566	11,567
[4]	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	2,800	3,328
[4]	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	4,000	4,709
[4]	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	7,425	8,559
[4]	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	3,200	3,573
[4]	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	2,550	2,907
[4]	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	3,350	3,778
[4]	Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	1,775	1,951
[4]	Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	2,900	3,211
[4]	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	1,045	1,153
[4]	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	6,509	7,641
[4]	Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	6,365	6,847
[4]	Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	2,125	2,251
[4]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	4,225	4,565
[4]	Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	1,035	1,085
[4]	Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	4,000	4,175
[4]	Benchmark 2020-B17 Mortgage Trust	2.583%	3/15/53	1,200	1,243
[4]	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	3,047	3,066
[4]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,406
[4]	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	5,705	6,582
[4]	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	6,150	6,683
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	6,225	6,878
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	2,675	2,917
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	5,025	5,158
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	1,675	1,761
[4]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	2,520	2,570
[4]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	630	651

17

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	4,950	4,975
[4]	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	7,025	7,246
[4]	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	11,300	11,339
[4]	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	9,400	9,785
[4]	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	5,250	5,358
[4]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	3,350	3,480
[4]	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	672	673
[4]	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	1,744	1,756
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,402
[4]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	2,428	2,455
[4]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	926
[4]	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	2,871	2,917
[4]	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,025	2,108
[4]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	8,250	8,476
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	1,025	1,070
[4]	CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	7,489	7,705
[4]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	635	662
[4]	CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	5,880	6,017
[4]	CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	1,900	1,945
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	5,987
[4]	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	5,544
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	2,007
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,170	15,797
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	4,020
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,899
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,281
[4]	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,886
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,543
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,715	5,262
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	3,078
[4]	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	12,700	14,953
[4]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	8,400	9,174
[4]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	5,300	5,580
[4]	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	3,650	4,074
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	5,050	5,445
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	3,600	3,806
[4]	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	9,400	10,175
[4]	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,000	3,334
[4]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	16,005	16,608
[4]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,678
[4]	Chase Issuance Trust 2016-A4	1.490%	7/15/22	6,125	6,128
[4]	Chase Issuance Trust 2020-A1	1.530%	1/15/25	21,035	21,628
[4]	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,209
[4]	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,663
[4]	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	7,175	7,353
[4]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,200	19,423
[4]	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	20,500	22,156

 18

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	3,777	3,880
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	2,300	2,396
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	1,300	1,361
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	530	551
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,200	1,306
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	1,700	1,825
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	382	395
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	1,825	1,971
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	750	812
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	750	799
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	553	570
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,150	1,243
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	955	1,023
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	296	309
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	1,675	1,813
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	1,350	1,414
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	2,725	2,933
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	6,215	6,724
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	7,425	7,891
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	3,025	3,183
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	25	25
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	2,937	3,029
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	2,925	3,218
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	3,375	3,731
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	2,075	2,177
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	3,950	4,285
[4]	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	2,500	2,665
[4]	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	7,150	7,886
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	2,350	2,512

 19

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	9,900	10,995
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	1,950	2,138
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	5,925	6,597
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	1,575	1,729
[4]	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,300	2,402
[4]	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	14,475	16,772
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	1,900	2,261
[4]	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	10,500	11,460
[4]	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	12,365	13,678
[4]	Citigroup Commercial Mortgage Trust 2020-GC46	2.717%	2/15/53	5,055	5,456
[4]	Citigroup Commercial Mortgage Trust 2020-GC46	2.918%	2/15/53	2,100	2,200
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,325
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,868
[4]	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,334	5,427
[4,6]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,214
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,262	6,408
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,539
[4]	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	715
[4]	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	926	961
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,872
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	7,051
[4]	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,405
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	742	753
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,428	1,510
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,212
[4]	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	790
[4]	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	361
[4]	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	271	282
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	4,030
[4]	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,191
[4]	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,817
[4]	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	870	908
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	2,003
[4]	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	2,295	2,460
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,156
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,194	3,283
[4]	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,239
[4]	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	1,017	1,019
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,661
[4]	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,962
[4]	COMM 2014-CCRE14 Mortgage Trust	4.769%	2/10/47	2,650	2,797
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	800	800
[4]	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	707	732
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,892
[4]	COMM 2014-CCRE15 Mortgage Trust	4.844%	2/10/47	869	936
[4]	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,173	1,224
[4]	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,099
[4]	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	746	776
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,650
[4]	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	989

 20

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,219	2,291
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	1,062
[4]	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,360
[4]	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	6,298
[4]	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,635
[4]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,660
[4]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,207	5,593
[4]	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,672
[4]	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	359	360
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,704
[4]	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	1	1
[4]	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	490	506
[4]	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,839
[4]	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	508
[4]	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	315
[4]	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,323
[4]	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,506
[4]	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,605
[4]	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,978
[4]	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	632	632
[4]	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,472	3,617
[4]	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	8,144
[4]	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,440
[4]	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	544	544
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,754
[4]	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	1,979
[4]	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,129	2,220
[4]	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,545
[4]	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,551
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,842
[4]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,857
[4]	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,771
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	4,161
[4]	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	699	727
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	4,297
[4]	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,877
[4]	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,300	5,884
[4]	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,643
[4]	COMM 2018-COR3 Mortgage Trust	3.961%	5/10/51	2,500	2,855
[4]	COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	5,045	5,907
[4]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	7,970	8,774
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	3,750	4,046
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	1,900	2,029
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	1,525	1,525
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	4,650	5,055
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	1,800	1,908
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	2,772	2,872
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	3,550	3,902
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.244%	8/15/48	1,625	1,634
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	2,200	2,332
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	7,550	8,360
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	8,100	8,965
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	7,800	8,613
[4]	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	5,925	6,586

 21

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	4,175	4,642
[4]	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	12,250	14,009
[4]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	5,425	6,390
[4]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	15,450	17,913
[4]	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	12,500	13,899
[4]	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,827
[4]	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	3,075	3,298
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	6,304
[4]	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,682
[4]	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	6,987
[4]	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	7,300	7,513
[4]	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	10,175	10,852
[4]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	12,000	12,399
[4]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	1,973	1,984
[4]	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	3,375	3,414
[4]	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	2,110	2,125
[4]	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	400	401
[3,4]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	2,220	2,259
[3,4]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	4,548	4,630
[3,4]	Fannie Mae-Aces 2013-M12	2.492%	3/25/23	5,991	6,251
[3,4]	Fannie Mae-Aces 2013-M14	2.708%	4/25/23	1,781	1,859
[3,4]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	8,888	9,528
[3,4]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	45	46
[3,4]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	2,091	2,168
[3,4]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	6,114	6,236
[3,4]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,287	4,620
[3,4]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	8,824	9,505
[3,4]	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	3,904	4,216
[3,4]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,477	5,891
[3,4]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	4,331	4,388
[3,4]	Fannie Mae-Aces 2014-M7	3.370%	6/25/24	7,887	8,498
[3,4]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,195	5,601
[3,4]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,646	7,174
[3,4]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	10,686
[3,4]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	3,080
[3,4]	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	7,025	7,551
[3,4]	Fannie Mae-Aces 2015-M13	2.800%	6/25/25	3,476	3,767
[3,4]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	9,656
[3,4]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	5,779	6,189
[3,4]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,559	3,817
[3,4]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	3,277	3,366
[3,4]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	5,764	6,168
[3,4]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,122	2,203
[3,4]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	8,775
[3,4]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	10,424
[3,4]	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	9,400	10,221
[3,4]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	3,944	4,072
[3,4]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,598	3,918
[3,4]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,827
[3,4]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	8,539
[3,4]	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	5,578
[3,4]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,609	1,673
[3,4]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,976
[3,4]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	15,044

 22

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	10,300	11,195
[3,4]	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	4,280	4,562
[3,4]	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	5,725
[3,4]	Fannie Mae-Aces 2017-M12	3.181%	6/25/27	12,575	14,170
[3,4]	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	11,675	12,937
[3,4]	Fannie Mae-Aces 2017-M2	2.895%	2/25/27	7,400	8,206
[3,4]	Fannie Mae-Aces 2017-M3	2.565%	12/25/26	12,300	13,391
[3,4]	Fannie Mae-Aces 2017-M4	2.670%	12/25/26	11,290	12,461
[3,4]	Fannie Mae-Aces 2017-M5	3.295%	4/25/29	1,455	1,660
[3,4]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	8,240	9,177
[3,4]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	24,587
[3,4]	Fannie Mae-Aces 2018-M10	3.497%	7/25/28	875	1,007
[3,4]	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	15,800	18,859
[3,4]	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	9,025	10,536
[3,4]	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	11,000	12,171
[3,4]	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	20,415	22,851
[3,4]	Fannie Mae-Aces 2018-M4	3.147%	3/25/28	7,361	8,330
[3,4]	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	4,100	4,585
[3,4]	Fannie Mae-Aces 2018-M8	3.436%	6/25/28	4,478	5,148
[3,4]	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	9,700	11,617
[3,4]	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	6,025	7,044
[3,4]	Fannie Mae-Aces 2019-M2	3.752%	11/25/28	13,575	15,782
[3,4]	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	14,550	16,081
[3,4]	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	8,325	9,586
[3,4]	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	10,450	11,948
[3,4]	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	5,250	5,857
[3,4]	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	6,330	7,018
[3,4]	Fannie Mae-Aces 2020-M14	1.784%	5/25/30	3,700	3,885
[3,4]	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	13,175	13,560
[3,4]	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	5,785	6,321
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 2018-K083	4.050%	9/25/28	4,770	5,790
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	1,563	1,575
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K012	4.186%	12/25/20	2,593	2,622
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	4,462	4,536
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	11,580	11,905
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	5,330	5,473
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	13,400	13,765
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	8,300	8,544
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K022	2.355%	7/25/22	575	593
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	11,500	11,964
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	8,625	9,122
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	11,425	12,153

23

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	3,486	3,565
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	11,425	12,162
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	11,806	12,625
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	2,388	2,457
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	6,420	6,882
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	5,139	5,321
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	12,875	13,737
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	10,633	11,498
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	12,575	13,582
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	400	435
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	475	518
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	1,288	1,320
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	5,425	5,927
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	1,185	1,224
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	2,500	2,743
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	2,389	2,501
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	9,300	10,230
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	9,600	10,558
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	1,188	1,229
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	7,225	7,818
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	1,195	1,233
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	5,600	6,151
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	2,586	2,692
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	5,800	6,367
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	5,800	6,423
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	1,280	1,341
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	4,450	4,960

24

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	6,650	7,395
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	3,850	4,242
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	6,375	7,122
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	4,150	4,607
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	2,450	2,703
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	6,350	6,933
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	7,500	8,178
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	5,325	5,783
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	9,375	10,211
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	5,800	6,360
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	5,000	5,609
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	8,000	9,081
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	17,600	20,036
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	18,250	20,884
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	16,200	18,540
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	15,580	17,668
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	17,557	19,975
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	5,840	6,607
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K067	3.194%	7/25/27	3,500	3,986
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	7,823	8,943
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	8,875	10,127
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	2,875	3,309
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	3,950	4,537
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	4,525	5,261
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	6,975	8,215
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	16,500	19,738
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	7,400	8,883

25

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	13,500	16,236
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	16,175	19,266
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	9,975	12,114
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	1,245	1,397
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	12,725	15,217
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	10,000	11,863
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	10,450	12,216
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	12,550	14,317
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	12,600	14,291
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	10,925	12,176
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	18,540	20,524
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	9,350	10,482
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	11/25/29	12,550	14,146
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K106	2.069%	1/25/30	17,400	18,880
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K108	1.517%	3/25/30	6,725	7,001
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K109	1.558%	4/25/30	4,275	4,463
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	4,150	4,965
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	10,275	12,564
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	9,150	10,416
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	3,500	4,044
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	14,900	17,352
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	8,100	9,292
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	4,100	4,946
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	8,900	10,935
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	2,925	3,605
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	3,775	4,755
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	86	86

26

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	5,758	5,774
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	12,701	12,918
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	12,841	13,121
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	2,614	2,647
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	6,800	6,992
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	1,734	1,776
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	10,225	11,294
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	16,725	18,681
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K737	2.525%	10/25/26	18,975	20,797
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	7,000	7,716
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	7,025	8,129
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	10,275	12,052
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K077	3.850%	5/25/28	12,500	14,918
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	5,200	6,207
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	23,650	28,386
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	2,886	3,295
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	7,525	9,038
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	8,100	9,711
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	2.537%	10/25/29	15,400	17,196
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	9,625	11,319
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K101	2.524%	10/25/29	16,600	18,520
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K104	2.253%	1/25/30	20,545	22,565
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K105	1.872%	3/25/53	4,105	4,389
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	1,500	1,758
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	2,175	2,632
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	3,300	3,958
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	5,350	6,621

27

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1514	2.859%	10/25/34	10,025	11,552
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	3,916	3,948
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	4,550	4,694
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	4,650	4,879
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	9,200	9,843
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	16,500	17,723
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	14,700	15,806
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	7,583	8,099
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	16,750	18,177
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	1,018	1,066
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	12,100	13,444
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	10,450	11,708
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K735	2.862%	5/25/26	16,250	17,968
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K738	1.545%	1/25/27	1,225	1,277
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	8,300	9,039
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	3,100	3,671
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	18,350	20,993
[4]	FHMS Multifamily Structured Pass Through Certificates K1515	1.940%	2/25/35	13,000	13,672
[4]	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	5,850	5,995
[4]	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	1,875	1,961
[4]	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	1,459	1,461
[4]	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	625	627
[4]	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	8,631	8,692
[4]	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	2,325	2,367
[4]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	2,750	2,787
[4]	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,250	1,279
[4]	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,426	2,432
[4]	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	1,119	1,122
[4]	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	762
[4]	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	5,555	5,579
[4]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	7,325	7,537
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	2,925	3,080
[4]	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	575	581
[4]	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	6,675	6,686
[4]	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	1,375	1,379

28

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	4,170	4,181
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	4,310	4,390
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	10,200	10,386
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	9,275	9,631
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates	1.477%	4/25/30	4,875	5,061
[4]	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	1,041	1,043
[4]	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	575	576
[4]	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	850	855
[4]	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	2,925	2,960
[4]	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	1,350	1,386
[4]	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	1,160	1,177
[4]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	420	428
[4]	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	775	776
[4]	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	4,244	4,310
[4]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,075	4,251
[4]	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	4,220	4,318
[4]	GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	1,265	1,314
[4]	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,518
[4]	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,469
[4]	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	2,902	2,950
[4]	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,891	2,971
[4]	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	3,744	3,868
[4]	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,327
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,361
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	987
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	834	864
[4]	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	514	530
[4]	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,251
[4]	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	12,162
[4]	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,941
[4]	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,229	1,276
[4]	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	306	310
[4]	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,461
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,846
[4]	GS Mortgage Securities Trust 2014-GC24	4.644%	9/10/47	1,175	1,025
[4]	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,020	2,107
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	8,100
[4]	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,418
[4]	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,172
[4]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,466
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,700	4,003
[4]	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,846
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,571
[4]	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,749
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,717
[4]	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,909
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	7,627
[4]	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,726
[4]	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	1,978

29

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	6,424
[4]	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,541
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,933
[4]	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	15,540
[4]	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	4,064
[4]	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	4,175	4,758
[4]	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	2,875	3,134
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	6,250	6,923
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	12,265	13,525
[4]	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	5,525	6,098
[4]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	5,900	6,461
[4]	GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	1,690	1,837
[4]	GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	1,755	1,850
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	1,207	1,210
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,586	1,595
[4]	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	1,187	1,192
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	5,072	5,117
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	2,700	2,761
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	2,155	2,184
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,050	2,121
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	7,115	7,329
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	1,360	1,426
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	5,045	5,163
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	765	789
[4]	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	1,146	1,148
[4]	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	2,055	2,079
[4]	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	3,250	3,348
[4]	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	480	490
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	3,346	3,454
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	8,694	8,908
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	3,597	3,673
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	1,789	1,834
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	2,352	2,441
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,066
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	822	858
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,603
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,298
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,324
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.130%	12/15/46	1,250	1,326
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	6,766	7,011
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	575	621

30

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	2,825	3,157
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	8,900	9,516
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	3,675	4,107
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	2,950	3,196
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	10,700	12,048
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.876%	3/15/50	2,300	2,510
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	1,202	1,221
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	2,000	2,228
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	2,800	3,027
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	575	641
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	10,300	12,010
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	9,375	10,487
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	825	904
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	1,982	2,096
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.175%	7/15/45	655	684
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	622	646
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	2,640	2,833
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	740	778
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	325	339
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	3,920	4,239
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	2,010	2,132
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	835	871
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	4,320	4,701
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	775	823
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	5.053%	1/15/47	1,163	1,232
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	4,338	4,705
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	771	814

31

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.971%	2/15/47	935	992
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	17	17
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	1,900	1,929
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	1,900	2,059
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	1,525	1,608
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	780	807
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	950	1,032
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	575	595
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	5,850	6,368
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	1,550	1,649
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	2,919	3,197
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	1,722	1,843
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	435	436
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,525	1,654
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	2,750	2,904
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	6,825	7,419
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	1,900	2,008
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	10,400	11,264
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	1,875	1,969
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	1,875	1,932
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	3,425	3,533
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.042%	10/15/48	1,305	1,347
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	1,125	1,176
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	209	207
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	2,809	2,918
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	2,900	3,162
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	3,562	3,740

32

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	3,600	3,981
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	1,850	1,983
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	1,709	1,802
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	12,191	13,457
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	4,470	4,685
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	3,575	3,915
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	2,610	2,900
[4]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	2,925	3,070
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	2,580	2,788
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	1,250	1,315
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	12,950	14,554
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	3,975	4,294
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	2,825	3,145
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	1,775	1,957
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	10,300	12,080
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	1,250	1,443
[4]	JPMDB Commercial Mortgage Securities Trust 2019-COR6	3.057%	11/13/52	8,300	9,157
[4]	JPMDB Commercial Mortgage Securities Trust 2020-COR7	2.180%	5/13/53	2,750	2,837
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	391	392
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	2,950	2,996
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	1,250	1,277
[4]	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	1,950	1,951
[4]	Mercedes-Benz Auto Receivables Trust 2020-1	0.770%	10/15/26	400	401
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	2,890	2,978
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	3,273	3,358
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.218%	7/15/46	400	429
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.298%	8/15/46	990	1,063
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.498%	8/15/46	490	491
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	486	504

33

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,360	3,605
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,381
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.915%	11/15/46	1,100	1,161
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,762
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	341	349
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,169
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	1,000	1,029
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,331
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	1,125	1,153
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	1,353	1,361
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,274
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.921%	2/15/47	1,150	1,225
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	616	639
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	2,875	3,134
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.495%	6/15/47	1,150	1,200
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	172	172
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	1,000	1,090
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.630%	10/15/47	1,150	1,213
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	1,806	1,885
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	3,275	3,518
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	1,733	1,803
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	6,650	7,074
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21	3.338%	3/15/48	1,500	1,611
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	3,638	3,765
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	2,950	3,180
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	1,875	1,943
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	95	95

34

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	1,050	1,096
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	3,650	3,999
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	3,850	4,043
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	1,975	2,176
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	2,325	2,442
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	2,625	2,868
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	1,800	1,907
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	2,175	2,405
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	2,425	2,553
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	7,000	7,639
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.140%	5/15/49	1,500	1,584
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	750	819
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	7,300	7,792
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	9,400	10,187
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	7,600	8,507
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	3,050	3,365
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	6,500	7,252
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	3,800	4,202
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	3,600	3,898
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	5,250	5,864
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,129
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,822
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,791
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	3,952
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	3,128
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,300	7,794
[4]	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	3,000	3,297
[4]	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	7,350	8,168
[4]	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	6,468
[4]	Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	9,975	11,864
[4]	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	11,660	13,150
[4]	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,450	1,623
[4]	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	6,700	7,877
[4]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	8,415	9,391

35

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	8,485	9,175
[4]	Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	1,275	1,337
[6]	National Australia Bank Ltd.	2.250%	3/16/21	12,000	12,151
[4]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	2,100	2,134
[4]	Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	850	867
[4]	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	1,029	1,031
[4]	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	1,186	1,187
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	1,333	1,337
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	2,848	2,883
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	3,109	3,136
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	4,025	4,154
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	5,850	6,020
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	1,455	1,530
[4]	Nissan Auto Receivables 2019-C Owner Trust	1.930%	7/15/24	7,000	7,196
[4]	Nissan Auto Receivables 2019-C Owner Trust	1.950%	5/15/26	1,650	1,721
[4]	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	1,550	1,580
[4]	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	2,250	2,251
[4]	Nissan Auto Receivables 2020-B Owner Trust	0.710%	1/15/27	600	601
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	1,287	1,322
[4]	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	975	1,049
[4]	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,200	2,523
	Royal Bank of Canada	2.300%	3/22/21	5,000	5,066
[4]	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	208	208
[4]	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	2,425	2,458
[4]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	173	173
[4]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	2,725	2,761
[4]	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	5,975	6,350
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	12,425	12,794
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	15,525	15,672
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	6,675	6,908
[4]	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	12,225	12,396
[4]	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	12,300	13,144
[6]	Toronto-Dominion Bank	2.250%	3/15/21	8,000	8,104
[6]	Toronto-Dominion Bank	2.500%	1/18/22	7,080	7,300
[4]	Toyota Auto Receivables 2017-B Owner Trust	1.760%	7/15/21	1,716	1,719
[4]	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	4,064	4,086
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	3,297	3,322
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,850	2,926
[4]	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	4,269	4,335
[4]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	900	943
[4]	Toyota Auto Receivables 2020-A Owner Trust	1.660%	5/15/24	6,355	6,503
[4]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	1,060	1,090

36

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	480	489
[4]	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	8,657
[4]	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,712
[4]	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	6,478
[4]	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,680
[4]	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	7,750
[4]	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	3,064
[4]	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	5,185
[4]	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	6,592
[4]	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,891
[4]	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	4,359
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	6,445
[4]	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	3,354
[4]	UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	8,250	9,660
[4]	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,550	1,794
[4]	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	10,165	12,088
[4]	UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,688
[4]	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	2,670	2,883
[4]	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	9,825	11,623
[4]	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,750	2,054
[4]	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	10,250	12,261
[4]	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	9,375	11,031
[4]	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	6,125	6,955
[4]	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	2,225	2,552
[4]	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,635
[4]	UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	12,275	13,998
[4]	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	4,200	4,719
[4]	UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,250	1,411
[4]	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	4,910	5,320
[4]	UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	2,850	3,131
[4]	UBS Commercial Mortgage Trust 2019-C18	3.378%	12/15/52	1,700	1,843
[4]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	10,200	10,508
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	2,870	2,974
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	4,765	4,949
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	700	715
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,300	2,339
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	850	882
[4]	Volkswagen Auto Loan Enhanced Trust 2020-1	0.980%	11/20/24	1,200	1,213
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	4,389	4,528
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	613	632
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	12,090	12,734
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	400	423
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,262	1,311
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	1,681	1,714

37

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	3,725	4,006
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	1,875	1,977
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C26	2.991%	2/15/48	3,512	3,649
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C26	3.166%	2/15/48	2,075	2,223
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C26	3.580%	2/15/48	1,500	1,557
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C28	3.540%	5/15/48	5,425	5,924
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C28	3.872%	5/15/48	1,040	1,105
[4]	Wells Fargo Commercial Mortgage Trust 2015 -C29	3.400%	6/15/48	3,820	3,995
[4]	Wells Fargo Commercial Mortgage Trust 2015 -LC20	2.978%	4/15/50	994	1,030
[4]	Wells Fargo Commercial Mortgage Trust 2015 -LC20	3.184%	4/15/50	4,535	4,858
[4]	Wells Fargo Commercial Mortgage Trust 2015 -LC20	3.719%	4/15/50	1,900	1,939
[4]	Wells Fargo Commercial Mortgage Trust 2015 -LC22	3.571%	9/15/58	1,425	1,505
[4]	Wells Fargo Commercial Mortgage Trust 2015 -LC22	3.839%	9/15/58	2,000	2,214
[4]	Wells Fargo Commercial Mortgage Trust 2015 -LC22	4.207%	9/15/58	1,775	1,933
[4]	Wells Fargo Commercial Mortgage Trust 2015 -NXS1	2.632%	5/15/48	284	284
[4]	Wells Fargo Commercial Mortgage Trust 2015 -NXS1	2.934%	5/15/48	2,530	2,609
[4]	Wells Fargo Commercial Mortgage Trust 2015 -NXS1	3.148%	5/15/48	1,500	1,608
[4]	Wells Fargo Commercial Mortgage Trust 2015 -P2	3.656%	12/15/48	2,875	3,056
[4]	Wells Fargo Commercial Mortgage Trust 2015 -P2	3.809%	12/15/48	1,800	1,998
[4]	Wells Fargo Commercial Mortgage Trust 2015 -SG1	3.789%	9/15/48	7,740	8,504
[4]	Wells Fargo Commercial Mortgage Trust 2016 -BNK1	2.652%	8/15/49	4,875	5,171
[4]	Wells Fargo Commercial Mortgage Trust 2016 -BNK1	2.814%	8/15/49	1,200	1,224
[4]	Wells Fargo Commercial Mortgage Trust 2016 -C32	3.324%	1/15/59	1,929	2,029
[4]	Wells Fargo Commercial Mortgage Trust 2016 -C32	3.560%	1/15/59	4,200	4,637
[4]	Wells Fargo Commercial Mortgage Trust 2016 -C33	3.426%	3/15/59	1,450	1,561
[4]	Wells Fargo Commercial Mortgage Trust 2016 -C34	3.096%	6/15/49	2,900	3,109
[4]	Wells Fargo Commercial Mortgage Trust 2016 -C37	3.794%	12/15/49	2,900	3,270

38

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	3,275	3,409
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	5,654	6,084
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	16,230	18,166
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	4,556	5,022
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	7,000	7,822
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	3,900	4,282
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	3,925	4,281
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	5,900	6,631
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	1,575	1,762
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	9,900	11,064
[4]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.330%	12/15/50	4,815	5,315
[4]	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	10,000	11,269
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	15,275	17,062
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	12,250	14,126
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,125	2,412
[4]	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	8,200	9,577
[4]	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	12,975	15,143
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	10,575	12,335
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	17,050	20,284
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.302%	1/15/52	4,550	5,366
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	10,450	12,180
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	6,075	6,968
[4]	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	8,750	9,830
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	1,600	1,746
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	3,775	3,979
[4]	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	8,225	9,121
[4]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	4,975	5,537

39

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2020-C55	2.725%	2/15/53	4,635	5,010
[4]	Wells Fargo Commercial Mortgage Trust 2020-C56	2.448%	6/15/53	1,565	1,658
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	8,500	8,719
[4]	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	4,126	4,219
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	3,511	3,599
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	2,200	2,268
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	1,600	1,640
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,880	2,952
[4]	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	2,414	2,510
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,045	1,083
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	495	513
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	2,154	2,241
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	421	435
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	3,250	3,426
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	1,725	1,764
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	455	470
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	2,640	2,827
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	660	693
[4]	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,016	1,060
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,520	1,655
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,530	2,712
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	507	526
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	925	999
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	725	767
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	725	757
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	5	5
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	1,500	1,503
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	7,268	7,864
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	375	396
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.845%	12/15/46	563	601
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	16	16
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,100	1,107
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	1,475	1,593
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.895%	3/15/46	375	396
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	359	373
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	553	558
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,450	1,590
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	475	488
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	605	629
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	2,173	2,317
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,150	1,258
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,220	1,295
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	3,000	3,243
[4]	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	6,275	6,814
[4]	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,200	1,258
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	1,789	1,864
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,150	1,249
[4]	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	800	859

40

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	1,224	1,256
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,075	2,238
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	1,348	1,401
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	4,415	4,754
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	1,840	1,957
[4]	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,401
[4]	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	8,050	8,159
[4]	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	5,050	5,191
[4]	World Omni Auto Receivables Trust 2019-C	2.030%	12/15/25	1,400	1,459
[4]	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	3,995	4,043
[4]	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	1,950	1,953
[4]	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	425	426
[4]	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	5,770	5,851
[4]	World Omni Automobile Lease Securitization Trust 2018-B	3.300%	3/15/24	2,500	2,551
[4]	World Omni Automobile Lease Securitization Trust 2020-A	1.700%	1/17/23	2,225	2,257
[4]	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	1,275	1,296
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,717,554)					5,061,041
Corporate Bonds (29.2%)
Finance (8.9%)
	Banking (6.3%)
	Ally Financial Inc.	4.125%	2/13/22	15,030	15,406
	Ally Financial Inc.	3.875%	5/21/24	4,000	4,125
	Ally Financial Inc.	5.125%	9/30/24	6,065	6,550
	Ally Financial Inc.	8.000%	11/1/31	23,200	30,334
	American Express Co.	3.700%	11/5/21	7,229	7,518
	American Express Co.	2.500%	8/1/22	7,800	8,082
	American Express Co.	2.650%	12/2/22	12,750	13,340
	American Express Co.	3.400%	2/27/23	21,200	22,656
	American Express Co.	3.700%	8/3/23	10,100	10,990
	American Express Co.	3.400%	2/22/24	10,000	10,860
	American Express Co.	2.500%	7/30/24	8,300	8,797
	American Express Co.	3.000%	10/30/24	37,355	40,387
	American Express Co.	3.625%	12/5/24	19,560	21,610
	American Express Co.	4.050%	12/3/42	5,044	6,156
	American Express Credit Corp.	2.700%	3/3/22	26,325	27,212
	American Express Credit Corp.	3.300%	5/3/27	4,975	5,583
	Associated Bank NA	3.500%	8/13/21	3,100	3,164
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	5,900	6,069
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,150	4,305
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	17,700
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	286
	Banco Santander SA	3.125%	2/23/23	10,000	10,408
	Banco Santander SA	3.848%	4/12/23	6,000	6,378
	Banco Santander SA	2.706%	6/27/24	2,800	2,939
	Banco Santander SA	2.746%	5/28/25	5,000	5,176
	Banco Santander SA	5.179%	11/19/25	11,300	12,659
	Banco Santander SA	4.250%	4/11/27	18,975	20,907

41

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Banco Santander SA	3.800%	2/23/28	12,800	13,766
	Banco Santander SA	4.379%	4/12/28	7,800	8,720
	Banco Santander SA	3.490%	5/28/30	5,000	5,374
	Bancolombia SA	3.000%	1/29/25	2,700	2,646
	Bank of America Corp.	5.875%	1/5/21	6,246	6,417
[4]	Bank of America Corp.	2.369%	7/21/21	15,125	15,124
[4]	Bank of America Corp.	2.328%	10/1/21	21,000	21,085
	Bank of America Corp.	2.503%	10/21/22	41,925	42,918
	Bank of America Corp.	3.300%	1/11/23	48,650	51,814
[4]	Bank of America Corp.	3.124%	1/20/23	4,130	4,277
[4]	Bank of America Corp.	2.816%	7/21/23	32,850	34,123
	Bank of America Corp.	4.100%	7/24/23	22,253	24,362
[4]	Bank of America Corp.	3.004%	12/20/23	23,431	24,568
[4]	Bank of America Corp.	3.550%	3/5/24	43,855	46,696
[4]	Bank of America Corp.	3.864%	7/23/24	2,000	2,172
	Bank of America Corp.	4.200%	8/26/24	45,489	50,487
	Bank of America Corp.	4.000%	1/22/25	50,180	55,359
[4]	Bank of America Corp.	3.458%	3/15/25	20,000	21,676
	Bank of America Corp.	3.950%	4/21/25	12,350	13,676
	Bank of America Corp.	3.875%	8/1/25	19,900	22,562
[4]	Bank of America Corp.	3.093%	10/1/25	16,100	17,385
[4]	Bank of America Corp.	2.456%	10/22/25	11,675	12,261
[4]	Bank of America Corp.	3.366%	1/23/26	18,450	20,156
[4]	Bank of America Corp.	2.015%	2/13/26	1,755	1,816
	Bank of America Corp.	4.450%	3/3/26	22,051	25,332
	Bank of America Corp.	3.500%	4/19/26	21,565	24,283
[4]	Bank of America Corp.	1.319%	6/19/26	17,500	17,544
	Bank of America Corp.	4.250%	10/22/26	15,915	18,237
[4]	Bank of America Corp.	3.559%	4/23/27	39,330	43,840
	Bank of America Corp.	3.248%	10/21/27	42,300	46,684
[4]	Bank of America Corp.	3.824%	1/20/28	7,992	9,020
[4]	Bank of America Corp.	3.705%	4/24/28	25,875	29,243
[4]	Bank of America Corp.	3.593%	7/21/28	35,625	40,015
[4]	Bank of America Corp.	3.419%	12/20/28	75,985	84,638
[4]	Bank of America Corp.	3.970%	3/5/29	10,000	11,436
[4]	Bank of America Corp.	4.271%	7/23/29	20,000	23,549
[4]	Bank of America Corp.	3.194%	7/23/30	2,865	3,168
[4]	Bank of America Corp.	2.884%	10/22/30	17,000	18,396
[4]	Bank of America Corp.	2.496%	2/13/31	40,955	42,901
[4]	Bank of America Corp.	2.592%	4/29/31	62,048	65,631
	Bank of America Corp.	6.110%	1/29/37	17,687	25,126
[4]	Bank of America Corp.	4.244%	4/24/38	19,571	23,991
	Bank of America Corp.	7.750%	5/14/38	17,790	29,218
[4]	Bank of America Corp.	4.078%	4/23/40	22,905	27,960
[4]	Bank of America Corp.	2.676%	6/19/41	25,700	26,375
	Bank of America Corp.	5.875%	2/7/42	13,775	20,435
	Bank of America Corp.	5.000%	1/21/44	21,483	29,615
	Bank of America Corp.	4.875%	4/1/44	11,875	15,922
	Bank of America Corp.	4.750%	4/21/45	2,875	3,779
[4]	Bank of America Corp.	4.443%	1/20/48	28,475	36,809
[4]	Bank of America Corp.	3.946%	1/23/49	10,575	12,749
[4]	Bank of America Corp.	4.330%	3/15/50	2,600	3,351
[4]	Bank of America Corp.	4.083%	3/20/51	63,085	78,838
	Bank of America NA	6.000%	10/15/36	7,400	10,550

42

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bank of Montreal	3.100%	4/13/21	17,000	17,340
	Bank of Montreal	1.900%	8/27/21	17,600	17,913
	Bank of Montreal	2.900%	3/26/22	27,150	28,276
	Bank of Montreal	2.350%	9/11/22	1,503	1,565
	Bank of Montreal	2.550%	11/6/22	928	966
	Bank of Montreal	3.300%	2/5/24	7,960	8,638
	Bank of Montreal	2.500%	6/28/24	8,700	9,215
	Bank of Montreal	1.850%	5/1/25	16,900	17,440
[4]	Bank of Montreal	4.338%	10/5/28	3,850	4,081
[4]	Bank of Montreal	3.803%	12/15/32	18,390	19,608
	Bank of New York Mellon Corp.	3.550%	9/23/21	3,150	3,261
	Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,447
	Bank of New York Mellon Corp.	1.850%	1/27/23	21,000	21,680
	Bank of New York Mellon Corp.	2.950%	1/29/23	38,570	41,027
	Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,861
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	15,938	16,553
	Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,669
	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,338
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,210
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,155
	Bank of New York Mellon Corp.	3.250%	9/11/24	7,422	8,133
	Bank of New York Mellon Corp.	3.000%	2/24/25	200	220
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	3,398
	Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,888
	Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	14,621
	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	7,121
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,885
	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	4,051
	Bank of Nova Scotia	2.800%	7/21/21	16,580	17,006
	Bank of Nova Scotia	2.700%	3/7/22	1,600	1,660
	Bank of Nova Scotia	2.000%	11/15/22	3,750	3,861
	Bank of Nova Scotia	2.375%	1/18/23	17,350	18,034
	Bank of Nova Scotia	1.950%	2/1/23	21,300	21,938
	Bank of Nova Scotia	2.200%	2/3/25	26,885	28,145
	Bank of Nova Scotia	1.300%	6/11/25	20,000	20,127
	Bank of Nova Scotia	4.500%	12/16/25	19,100	21,537
	Bank of Nova Scotia	2.700%	8/3/26	23,425	25,537
	Bank One Corp.	7.625%	10/15/26	875	1,166
	Bank One Corp.	8.000%	4/29/27	2,500	3,488
	Bank One Michigan	8.250%	11/1/24	6,000	7,500
	Barclays plc	3.200%	8/10/21	3,500	3,579
	Barclays plc	3.684%	1/10/23	18,925	19,583
[4]	Barclays plc	4.610%	2/15/23	17,800	18,732
[4]	Barclays plc	4.338%	5/16/24	14,800	15,947
	Barclays plc	3.650%	3/16/25	14,900	16,156
[4]	Barclays plc	3.932%	5/7/25	45,920	49,439
	Barclays plc	4.375%	1/12/26	17,200	19,333
[4]	Barclays plc	2.852%	5/7/26	15,700	16,486
	Barclays plc	5.200%	5/12/26	19,105	21,310
	Barclays plc	4.337%	1/10/28	13,206	14,698
	Barclays plc	4.836%	5/9/28	26,410	28,973
[4]	Barclays plc	4.972%	5/16/29	14,400	16,759
[4]	Barclays plc	5.088%	6/20/30	10,530	11,867
	Barclays plc	2.645%	6/24/31	20,000	20,001

43

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Barclays plc	4.950%	1/10/47	5,000	6,500
	BBVA USA	2.875%	6/29/22	14,100	14,203
	BNP Paribas SA	5.000%	1/15/21	4	4
	BNP Paribas SA	3.250%	3/3/23	4,625	4,930
[6]	BNP Paribas SA	3.800%	1/10/24	500	539
	BNP Paribas SA	4.250%	10/15/24	1,330	1,465
[4,6]	BNP Paribas SA	3.052%	1/13/31	6,955	7,329
	BPCE SA	2.750%	12/2/21	13,750	14,182
[6]	BPCE SA	3.000%	5/22/22	5,700	5,891
	BPCE SA	4.000%	4/15/24	10,980	12,127
	BPCE SA	3.375%	12/2/26	4,000	4,440
[6]	BPCE SA	3.250%	1/11/28	275	300
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	16,600
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	2,900	2,903
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,000	8,707
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	11,363
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,679
	Capital One Bank USA NA	3.375%	2/15/23	15,110	15,863
	Capital One Financial Corp.	4.750%	7/15/21	445	463
	Capital One Financial Corp.	3.050%	3/9/22	7,350	7,626
	Capital One Financial Corp.	3.200%	1/30/23	22,000	23,235
	Capital One Financial Corp.	2.600%	5/11/23	5,000	5,237
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,476
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,349
	Capital One Financial Corp.	3.750%	4/24/24	8,070	8,774
	Capital One Financial Corp.	3.300%	10/30/24	14,194	15,223
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,515
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,725
	Capital One Financial Corp.	4.200%	10/29/25	625	694
	Capital One Financial Corp.	3.750%	7/28/26	12,700	13,867
	Capital One Financial Corp.	3.750%	3/9/27	4,750	5,246
	Capital One Financial Corp.	3.650%	5/11/27	12,000	13,111
	Capital One Financial Corp.	3.800%	1/31/28	19,950	22,170
	Citibank NA	3.400%	7/23/21	12,725	13,106
	Citigroup Inc.	2.350%	8/2/21	7,850	7,998
	Citigroup Inc.	2.900%	12/8/21	35,350	36,407
	Citigroup Inc.	4.500%	1/14/22	4,675	4,944
	Citigroup Inc.	2.750%	4/25/22	21,100	21,864
	Citigroup Inc.	4.050%	7/30/22	9,500	10,085
	Citigroup Inc.	2.700%	10/27/22	5,000	5,219
[4]	Citigroup Inc.	2.312%	11/4/22	8,025	8,185
[4]	Citigroup Inc.	3.142%	1/24/23	22,000	22,752
	Citigroup Inc.	3.375%	3/1/23	1,925	2,032
	Citigroup Inc.	3.500%	5/15/23	22,865	24,408
[4]	Citigroup Inc.	2.876%	7/24/23	7,650	7,937
	Citigroup Inc.	3.875%	10/25/23	25,880	28,428
[4]	Citigroup Inc.	4.044%	6/1/24	4,900	5,322
	Citigroup Inc.	3.750%	6/16/24	2,400	2,648
	Citigroup Inc.	4.000%	8/5/24	5,525	6,017
	Citigroup Inc.	3.875%	3/26/25	20,019	21,978
	Citigroup Inc.	3.300%	4/27/25	1,950	2,142
	Citigroup Inc.	4.400%	6/10/25	49,525	55,348
	Citigroup Inc.	5.500%	9/13/25	4,400	5,221
	Citigroup Inc.	3.700%	1/12/26	7,702	8,597

44

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citigroup Inc.	4.600%	3/9/26	27,650	31,593
[4]	Citigroup Inc.	3.106%	4/8/26	47,000	50,392
	Citigroup Inc.	3.400%	5/1/26	10,250	11,343
	Citigroup Inc.	3.200%	10/21/26	31,250	34,213
	Citigroup Inc.	4.300%	11/20/26	7,850	8,952
	Citigroup Inc.	4.450%	9/29/27	30,500	34,769
[4]	Citigroup Inc.	3.887%	1/10/28	25,625	28,797
	Citigroup Inc.	6.625%	1/15/28	25	33
[4]	Citigroup Inc.	3.668%	7/24/28	48,950	54,488
	Citigroup Inc.	4.125%	7/25/28	600	678
[4]	Citigroup Inc.	3.520%	10/27/28	15,050	16,665
[4]	Citigroup Inc.	3.980%	3/20/30	8,075	9,249
[4]	Citigroup Inc.	2.976%	11/5/30	46,100	48,972
[4]	Citigroup Inc.	2.666%	1/29/31	3,680	3,820
[4]	Citigroup Inc.	4.412%	3/31/31	68,100	80,347
[4]	Citigroup Inc.	2.572%	6/3/31	19,000	19,627
	Citigroup Inc.	6.625%	6/15/32	225	308
	Citigroup Inc.	5.875%	2/22/33	3,000	3,890
	Citigroup Inc.	6.000%	10/31/33	5,485	7,254
	Citigroup Inc.	6.125%	8/25/36	10,318	13,968
[4]	Citigroup Inc.	3.878%	1/24/39	11,125	12,953
	Citigroup Inc.	8.125%	7/15/39	17,836	30,854
[4]	Citigroup Inc.	5.316%	3/26/41	17,550	23,664
	Citigroup Inc.	5.875%	1/30/42	13,339	19,362
	Citigroup Inc.	6.675%	9/13/43	4,600	7,108
	Citigroup Inc.	4.950%	11/7/43	8,250	9,210
	Citigroup Inc.	5.300%	5/6/44	6,200	8,245
	Citigroup Inc.	4.650%	7/30/45	7,275	9,377
	Citigroup Inc.	4.750%	5/18/46	1,658	2,121
[4]	Citigroup Inc.	4.281%	4/24/48	1,850	2,291
	Citigroup Inc.	4.650%	7/23/48	9,745	12,820
	Citizens Bank NA	3.250%	2/14/22	12,000	12,424
	Citizens Bank NA	2.650%	5/26/22	5,600	5,789
	Citizens Bank NA	3.700%	3/29/23	9,000	9,650
	Citizens Bank NA	3.750%	2/18/26	3,900	4,371
	Citizens Financial Group Inc.	2.375%	7/28/21	1,000	1,014
	Citizens Financial Group Inc.	4.300%	12/3/25	3,950	4,398
	Citizens Financial Group Inc.	2.850%	7/27/26	950	1,025
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	11,271
	Comerica Bank	4.000%	7/27/25	2,975	3,224
	Comerica Inc.	3.700%	7/31/23	19,887	21,445
	Comerica Inc.	3.800%	7/22/26	850	893
	Comerica Inc.	4.000%	2/1/29	300	338
[6]	Commonwealth Bank of Australia	2.750%	3/10/22	2,600	2,697
[6]	Commonwealth Bank of Australia	3.350%	6/4/24	40,150	43,934
[6]	Commonwealth Bank of Australia	2.625%	9/6/26	500	543
	Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	15,002
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	20,914
	Cooperatieve Rabobank UA	3.950%	11/9/22	43,693	46,196
	Cooperatieve Rabobank UA	4.625%	12/1/23	13,410	14,765
	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	13,429
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	10,277
	Cooperatieve Rabobank UA	3.750%	7/21/26	7,725	8,468
	Cooperatieve Rabobank UA	5.250%	5/24/41	663	926

45

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,375	3,417
	Cooperatieve Rabobank UA	5.250%	8/4/45	15,873	21,468
	Credit Suisse AG	3.000%	10/29/21	12,050	12,456
	Credit Suisse AG	2.100%	11/12/21	6,900	7,038
	Credit Suisse AG	1.000%	5/5/23	22,750	22,893
	Credit Suisse AG	3.625%	9/9/24	7,847	8,658
	Credit Suisse AG	2.950%	4/9/25	1,137	1,236
[6]	Credit Suisse Group AG	3.574%	1/9/23	19,625	20,308
[6]	Credit Suisse Group AG	4.282%	1/9/28	5,700	6,379
[4,6]	Credit Suisse Group AG	4.194%	4/1/31	5,000	5,735
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,450	1,538
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	18,815	20,221
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	32,302	35,377
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	22,800	26,220
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	12,580	16,623
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	7,267
	Deutsche Bank AG	4.250%	10/14/21	20,575	21,092
	Deutsche Bank AG	5.000%	2/14/22	3,425	3,590
	Deutsche Bank AG	3.300%	11/16/22	5,900	6,025
	Deutsche Bank AG	3.950%	2/27/23	15,000	15,576
	Deutsche Bank AG	3.700%	5/30/24	4,350	4,497
[4]	Deutsche Bank AG	3.961%	11/26/25	13,000	13,578
	Deutsche Bank AG	4.100%	1/13/26	3,475	3,683
	Discover Bank	3.200%	8/9/21	1,400	1,428
	Discover Bank	3.350%	2/6/23	9,300	9,869
	Discover Bank	4.200%	8/8/23	9,475	10,357
	Discover Bank	2.450%	9/12/24	6,400	6,712
	Discover Bank	4.250%	3/13/26	2,175	2,442
	Discover Bank	3.450%	7/27/26	6,250	6,759
[4]	Discover Bank	4.682%	8/9/28	3,000	3,027
	Discover Bank	2.700%	2/6/30	3,000	3,002
	Discover Financial Services	5.200%	4/27/22	1,050	1,121
	Discover Financial Services	3.850%	11/21/22	5,630	5,960
	Discover Financial Services	3.950%	11/6/24	15,800	17,184
	Discover Financial Services	3.750%	3/4/25	12,486	13,462
	Discover Financial Services	4.500%	1/30/26	18,350	20,577
	Discover Financial Services	4.100%	2/9/27	5,300	5,776
	Fifth Third Bancorp	3.500%	3/15/22	7,725	8,082
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,769
	Fifth Third Bancorp	3.650%	1/25/24	13,138	14,301
	Fifth Third Bancorp	2.375%	1/28/25	3,600	3,793
	Fifth Third Bancorp	2.550%	5/5/27	1,000	1,068
	Fifth Third Bancorp	3.950%	3/14/28	4,400	5,148
	Fifth Third Bancorp	8.250%	3/1/38	9,138	14,762
	Fifth Third Bank	3.350%	7/26/21	5,625	5,752
	Fifth Third Bank	1.800%	1/30/23	5,285	5,429
	Fifth Third Bank	3.950%	7/28/25	10,900	12,571
	Fifth Third Bank	3.850%	3/15/26	10,500	11,758
	Fifth Third Bank	2.250%	2/1/27	3,400	3,599
	First Horizon National Corp.	4.000%	5/26/25	3,000	3,137
	First Republic Bank	2.500%	6/6/22	9,800	10,093
[4]	First Republic Bank	1.912%	2/12/24	3,000	3,067
	First Republic Bank	4.375%	8/1/46	1,725	2,026
	First Republic Bank	4.625%	2/13/47	2,675	3,214

46

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	FirstMerit Bank NA	4.270%	11/25/26	2,150	2,441
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	12,737
	Goldman Sachs Group Inc.	2.600%	12/27/20	11,180	11,292
	Goldman Sachs Group Inc.	5.250%	7/27/21	9,561	10,039
	Goldman Sachs Group Inc.	2.350%	11/15/21	8,650	8,693
	Goldman Sachs Group Inc.	5.750%	1/24/22	25,044	27,017
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,220	36,722
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	28,525	29,241
	Goldman Sachs Group Inc.	3.625%	1/22/23	23,459	25,127
	Goldman Sachs Group Inc.	3.200%	2/23/23	20,315	21,560
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	25,903
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	15,000	15,581
	Goldman Sachs Group Inc.	3.625%	2/20/24	32,500	35,302
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	33,014
	Goldman Sachs Group Inc.	3.850%	7/8/24	7,878	8,686
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,580	21,341
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,030	1,129
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,029	9,987
	Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	4,229
	Goldman Sachs Group Inc.	3.750%	2/25/26	51,600	57,539
	Goldman Sachs Group Inc.	3.500%	11/16/26	53,115	58,296
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,812
	Goldman Sachs Group Inc.	3.850%	1/26/27	22,750	25,673
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	34,575	38,667
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	30,359	34,296
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	15,275	17,743
	Goldman Sachs Group Inc.	2.600%	2/7/30	5,000	5,242
	Goldman Sachs Group Inc.	3.800%	3/15/30	36,740	41,754
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	11,594
	Goldman Sachs Group Inc.	6.750%	10/1/37	38,774	56,184
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	12,647	14,705
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	16,050	19,494
	Goldman Sachs Group Inc.	6.250%	2/1/41	18,091	27,089
	Goldman Sachs Group Inc.	4.800%	7/8/44	28,520	37,225
	Goldman Sachs Group Inc.	5.150%	5/22/45	22,225	29,270
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,200	2,856
	HSBC Bank USA NA	7.000%	1/15/39	7,726	11,501
	HSBC Holdings plc	2.650%	1/5/22	30,865	31,819
	HSBC Holdings plc	4.875%	1/14/22	1,895	2,015
	HSBC Holdings plc	4.000%	3/30/22	2,580	2,724
[4]	HSBC Holdings plc	3.262%	3/13/23	32,815	33,954
	HSBC Holdings plc	3.600%	5/25/23	15,300	16,423
[4]	HSBC Holdings plc	3.033%	11/22/23	4,000	4,165
	HSBC Holdings plc	4.250%	3/14/24	10,600	11,404
[4]	HSBC Holdings plc	3.950%	5/18/24	33,900	36,429
[4]	HSBC Holdings plc	3.803%	3/11/25	12,025	12,985
	HSBC Holdings plc	4.250%	8/18/25	10,000	10,894
[4]	HSBC Holdings plc	2.633%	11/7/25	2,835	2,940
	HSBC Holdings plc	4.300%	3/8/26	32,035	36,160
	HSBC Holdings plc	3.900%	5/25/26	53,300	58,811
[4]	HSBC Holdings plc	2.099%	6/4/26	40,000	40,553
[4]	HSBC Holdings plc	4.292%	9/12/26	39,600	43,906
	HSBC Holdings plc	4.375%	11/23/26	21,300	23,705
[4]	HSBC Holdings plc	4.041%	3/13/28	12,700	13,980

47

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	HSBC Holdings plc	4.583%	6/19/29	7,500	8,621
	HSBC Holdings plc	4.950%	3/31/30	31,105	37,189
[4]	HSBC Holdings plc	2.848%	6/4/31	12,600	12,935
	HSBC Holdings plc	7.625%	5/17/32	575	801
	HSBC Holdings plc	7.350%	11/27/32	600	819
	HSBC Holdings plc	6.500%	5/2/36	11,965	15,972
	HSBC Holdings plc	6.500%	9/15/37	29,083	39,389
	HSBC Holdings plc	6.800%	6/1/38	5,553	7,758
	HSBC Holdings plc	6.100%	1/14/42	4,325	6,149
	HSBC Holdings plc	5.250%	3/14/44	25,750	32,595
	HSBC USA Inc.	3.500%	6/23/24	11,475	12,609
	Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,538
	Huntington Bancshares Inc.	4.000%	5/15/25	9,948	11,276
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,996
	Huntington National Bank	3.125%	4/1/22	4,500	4,691
	Huntington National Bank	2.500%	8/7/22	10,000	10,402
	Huntington National Bank	1.800%	2/3/23	10,000	10,300
	Huntington National Bank	3.550%	10/6/23	5,700	6,205
	ING Groep NV	3.150%	3/29/22	3,050	3,168
	ING Groep NV	4.100%	10/2/23	17,000	18,627
	ING Groep NV	3.550%	4/9/24	5,200	5,655
	ING Groep NV	3.950%	3/29/27	10,500	12,052
	ING Groep NV	4.550%	10/2/28	4,000	4,794
	ING Groep NV	4.050%	4/9/29	10,160	11,903
	JPMorgan Chase & Co.	2.295%	8/15/21	72,400	72,552
	JPMorgan Chase & Co.	4.350%	8/15/21	16,115	16,820
	JPMorgan Chase & Co.	4.500%	1/24/22	31,150	33,079
	JPMorgan Chase & Co.	3.250%	9/23/22	24,350	25,779
	JPMorgan Chase & Co.	2.972%	1/15/23	18,995	19,636
	JPMorgan Chase & Co.	3.200%	1/25/23	8,799	9,340
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	14,900	15,478
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,994
	JPMorgan Chase & Co.	3.375%	5/1/23	6,000	6,419
	JPMorgan Chase & Co.	2.700%	5/18/23	15,475	16,303
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	46,855	50,069
	JPMorgan Chase & Co.	3.625%	5/13/24	6,066	6,686
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	23,450	23,768
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	6,025	6,533
	JPMorgan Chase & Co.	3.875%	9/10/24	53,814	59,530
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	3,000	3,296
	JPMorgan Chase & Co.	3.125%	1/23/25	28,145	30,602
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	25,850	27,756
	JPMorgan Chase & Co.	3.900%	7/15/25	23,341	26,348
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	10,000	10,450
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	31,050
	JPMorgan Chase & Co.	3.300%	4/1/26	43,000	47,887
	JPMorgan Chase & Co.	3.200%	6/15/26	20,100	22,274
	JPMorgan Chase & Co.	2.950%	10/1/26	51,625	56,537
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	33,457
	JPMorgan Chase & Co.	4.250%	10/1/27	10,100	11,724
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,747
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	29,075	32,953
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	38,350	42,830
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	43,930	50,788

48

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	27,925	32,778
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	450	514
	JPMorgan Chase & Co.	8.750%	9/1/30	240	355
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	105,587	129,062
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	37,000	38,918
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	29,000	30,791
	JPMorgan Chase & Co.	6.400%	5/15/38	11,465	17,673
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	35,050	41,091
	JPMorgan Chase & Co.	5.500%	10/15/40	25,084	36,656
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	31,125	33,657
	JPMorgan Chase & Co.	5.400%	1/6/42	5,075	7,189
	JPMorgan Chase & Co.	5.625%	8/16/43	14,010	20,393
	JPMorgan Chase & Co.	4.850%	2/1/44	1,000	1,361
	JPMorgan Chase & Co.	4.950%	6/1/45	14,100	18,907
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	24,500	30,742
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	1,000	1,230
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	43,200	52,742
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	14,332
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	39,000	42,008
	KeyBank NA	2.500%	11/22/21	11,000	11,291
	KeyBank NA	2.400%	6/9/22	1,550	1,604
	KeyBank NA	2.300%	9/14/22	9,550	9,906
	KeyBank NA	3.375%	3/7/23	4,000	4,298
	KeyBank NA	3.300%	6/1/25	4,817	5,367
	KeyBank NA	3.400%	5/20/26	2,000	2,225
[4]	KeyBank NA	3.180%	10/15/27	2,625	2,747
	KeyBank NA	6.950%	2/1/28	500	634
	KeyCorp	5.100%	3/24/21	9,090	9,396
	KeyCorp	4.150%	10/29/25	6,750	7,710
	KeyCorp	4.100%	4/30/28	18,000	20,669
	KeyCorp	2.550%	10/1/29	6,400	6,578
	Lloyds Banking Group plc	3.000%	1/11/22	5,340	5,506
[4]	Lloyds Banking Group plc	2.858%	3/17/23	10,675	10,995
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	37,657
[4]	Lloyds Banking Group plc	2.907%	11/7/23	18,670	19,370
	Lloyds Banking Group plc	3.900%	3/12/24	8,500	9,251
	Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,928
	Lloyds Banking Group plc	4.582%	12/10/25	21,246	23,479
[4]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	20,305
	Lloyds Banking Group plc	4.650%	3/24/26	24,514	27,237
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	10,729
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	23,623
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,839
[4]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	23,036
	Lloyds Banking Group plc	5.300%	12/1/45	1,574	2,064
	Lloyds Banking Group plc	4.344%	1/9/48	5,525	6,431
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,927
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,195	7,850
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	7,770
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	10,800	11,124
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	9,466	9,631
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	12,031
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	22,750	23,696
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	27,575	28,617

49

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	6,800	7,063
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,638
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,698
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,138
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,000	30,160
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	15,717
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	14,300	14,756
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	12,299
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	734
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,786
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,549
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	35,550	38,979
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,650	15,584
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,649
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	11,271
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	14,225	15,465
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	7,855	8,145
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	7,100	8,550
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	895
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	11,450	12,947
	Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,396
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	17,775	18,375
[4]	Mizuho Financial Group Inc.	3.922%	9/11/24	4,506	4,858
[4]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	18,632
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,452
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	16,121
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,450
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	18,548
[4]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	5,153
	Morgan Stanley	5.750%	1/25/21	40	41
	Morgan Stanley	5.500%	7/28/21	3,275	3,447
	Morgan Stanley	2.625%	11/17/21	10,435	10,722
	Morgan Stanley	2.750%	5/19/22	25,475	26,460
	Morgan Stanley	4.875%	11/1/22	16,525	17,972
	Morgan Stanley	3.125%	1/23/23	25,025	26,523
	Morgan Stanley	4.100%	5/22/23	20,525	22,120
[4]	Morgan Stanley	3.737%	4/24/24	6,349	6,844
	Morgan Stanley	3.875%	4/29/24	26,540	29,319
	Morgan Stanley	3.700%	10/23/24	26,815	29,728
	Morgan Stanley	4.000%	7/23/25	61,975	70,095
	Morgan Stanley	5.000%	11/24/25	50,290	59,096
	Morgan Stanley	3.875%	1/27/26	28,029	31,737
[4]	Morgan Stanley	2.188%	4/28/26	9,400	9,764
	Morgan Stanley	3.125%	7/27/26	37,700	41,446
	Morgan Stanley	6.250%	8/9/26	9,650	12,319
	Morgan Stanley	4.350%	9/8/26	24,070	27,662
	Morgan Stanley	3.625%	1/20/27	16,785	18,927
	Morgan Stanley	3.950%	4/23/27	5,255	5,892
[4]	Morgan Stanley	3.591%	7/22/28	20,765	23,365
[4]	Morgan Stanley	3.772%	1/24/29	2,725	3,104
[4]	Morgan Stanley	4.431%	1/23/30	11,000	13,062
[4]	Morgan Stanley	2.699%	1/22/31	14,555	15,451
[4]	Morgan Stanley	3.622%	4/1/31	140,400	160,636
	Morgan Stanley	7.250%	4/1/32	7,000	10,474

50

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley	3.971%	7/22/38	1,850	2,205
	Morgan Stanley	6.375%	7/24/42	29,625	46,574
	Morgan Stanley	4.300%	1/27/45	19,394	24,340
[4]	Morgan Stanley	5.597%	3/24/51	31,386	47,540
	MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,823
	MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	3,941
	MUFG Union Bank NA	3.150%	4/1/22	31,800	33,152
	MUFG Union Bank NA	2.100%	12/9/22	19,290	19,816
	National Australia Bank Ltd.	1.875%	7/12/21	5,500	5,575
	National Australia Bank Ltd.	3.375%	9/20/21	8,750	9,055
	National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,254
	National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,359
	National Australia Bank Ltd.	2.500%	5/22/22	7,600	7,874
	National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,388
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,748
	National Australia Bank Ltd.	2.500%	7/12/26	12,175	13,265
	National Bank of Canada	2.100%	2/1/23	12,945	13,262
	Northern Trust Corp.	2.375%	8/2/22	5,480	5,686
	Northern Trust Corp.	3.950%	10/30/25	8,750	10,100
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,996
	Northern Trust Corp.	3.150%	5/3/29	4,200	4,791
[4]	Northern Trust Corp.	3.375%	5/8/32	4,950	5,294
	People’s United Bank NA	4.000%	7/15/24	3,000	3,121
	People’s United Financial Inc.	3.650%	12/6/22	5,695	5,887
	PNC Bank NA	2.550%	12/9/21	17,100	17,537
	PNC Bank NA	2.625%	2/17/22	20,800	21,444
	PNC Bank NA	2.450%	7/28/22	925	959
	PNC Bank NA	2.700%	11/1/22	16,088	16,810
[4]	PNC Bank NA	2.028%	12/9/22	6,440	6,566
	PNC Bank NA	2.950%	1/30/23	4,500	4,736
	PNC Bank NA	3.300%	10/30/24	3,850	4,222
	PNC Bank NA	2.950%	2/23/25	5,750	6,252
	PNC Bank NA	3.250%	6/1/25	13,401	14,859
	PNC Bank NA	4.200%	11/1/25	4,625	5,384
	PNC Bank NA	3.100%	10/25/27	275	308
	PNC Bank NA	3.250%	1/22/28	10,775	12,145
	PNC Bank NA	4.050%	7/26/28	13,750	16,114
	PNC Bank NA	2.700%	10/22/29	3,500	3,724
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,578
	PNC Financial Services Group Inc.	3.500%	1/23/24	17,328	18,884
	PNC Financial Services Group Inc.	3.900%	4/29/24	18,229	20,075
	PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	21,323
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	15,457
	PNC Financial Services Group Inc.	2.550%	1/22/30	15,955	17,147
	PNC Funding Corp.	3.300%	3/8/22	2,740	2,860
[4]	Regions Bank	3.374%	8/13/21	5,950	5,950
	Regions Bank	6.450%	6/26/37	1,514	2,043
	Regions Financial Corp.	2.750%	8/14/22	2,625	2,733
	Regions Financial Corp.	3.800%	8/14/23	7,000	7,612
	Regions Financial Corp.	2.250%	5/18/25	3,100	3,239
	Regions Financial Corp.	7.375%	12/10/37	7,000	9,856
	Royal Bank of Canada	3.200%	4/30/21	25,100	25,690
	Royal Bank of Canada	2.750%	2/1/22	13,000	13,471
	Royal Bank of Canada	2.800%	4/29/22	14,000	14,575

51

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Royal Bank of Canada	1.950%	1/17/23	5,425	5,590
	Royal Bank of Canada	1.600%	4/17/23	750	769
	Royal Bank of Canada	3.700%	10/5/23	8,800	9,601
	Royal Bank of Canada	2.550%	7/16/24	7,800	8,283
	Royal Bank of Canada	2.250%	11/1/24	35,000	36,825
	Royal Bank of Canada	1.150%	6/10/25	16,800	16,826
	Royal Bank of Canada	4.650%	1/27/26	6,400	7,452
	Royal Bank of Scotland Group plc	6.125%	12/15/22	5,000	5,458
[4]	Royal Bank of Scotland Group plc	3.498%	5/15/23	10,050	10,425
	Royal Bank of Scotland Group plc	6.100%	6/10/23	8,000	8,817
	Royal Bank of Scotland Group plc	3.875%	9/12/23	24,300	26,199
	Royal Bank of Scotland Group plc	6.000%	12/19/23	5,550	6,217
	Royal Bank of Scotland Group plc	5.125%	5/28/24	23,143	25,184
[4]	Royal Bank of Scotland Group plc	4.519%	6/25/24	22,000	23,900
[4]	Royal Bank of Scotland Group plc	4.269%	3/22/25	11,500	12,503
	Royal Bank of Scotland Group plc	4.800%	4/5/26	1,700	1,957
[4]	Royal Bank of Scotland Group plc	3.073%	5/22/28	27,546	28,935
[4]	Royal Bank of Scotland Group plc	4.892%	5/18/29	15,800	18,614
[4]	Royal Bank of Scotland Group plc	3.754%	11/1/29	2,225	2,306
[4]	Royal Bank of Scotland Group plc	5.076%	1/27/30	30,500	36,492
[4]	Royal Bank of Scotland Group plc	4.445%	5/8/30	2,155	2,482
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,841
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,228
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	19,915
	Santander Holdings USA Inc.	3.244%	10/5/26	21,818	22,691
	Santander Holdings USA Inc.	4.400%	7/13/27	37,150	39,949
	Santander UK Group Holdings plc	2.875%	8/5/21	7,375	7,545
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,245
[4]	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,636
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,380
	Santander UK plc	2.100%	1/13/23	22,360	23,087
	Santander UK plc	4.000%	3/13/24	12,350	13,608
	Santander UK plc	2.875%	6/18/24	3,450	3,676
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,932
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	20,850	21,163
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	12,500	12,982
[6]	Societe Generale SA	3.000%	1/22/30	1,000	1,020
[4,6]	Standard Chartered plc	4.644%	4/1/31	1,000	1,135
[4]	State Street Corp.	2.653%	5/15/23	12,000	12,434
	State Street Corp.	3.100%	5/15/23	19,007	20,433
	State Street Corp.	3.700%	11/20/23	373	413
[4]	State Street Corp.	3.776%	12/3/24	5,800	6,389
	State Street Corp.	3.550%	8/18/25	11,086	12,608
[4]	State Street Corp.	2.354%	11/1/25	13,825	14,623
[4,6]	State Street Corp.	2.901%	3/30/26	2,000	2,165
	State Street Corp.	2.650%	5/19/26	4,725	5,184
[4]	State Street Corp.	4.141%	12/3/29	2,250	2,704
	State Street Corp.	2.400%	1/24/30	16,130	17,189
[4]	State Street Corp.	3.031%	11/1/34	2,850	3,039
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,725	1,807
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	577
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,816
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,408
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	10,192

52

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,778
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	6,850	6,963
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	9,156
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	10,313
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,350	8,683
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	8,352
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,300	7,713
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,830
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,952
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	32,450	34,334
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	35,366
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,715	4,920
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,600	21,035
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	19,015
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	17,809
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,179
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	5,846
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	15,913
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	10,025
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	4,185
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	12,500	13,441
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	6,400	6,751
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,600	3,785
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	6,955	7,401
	SVB Financial Group	3.500%	1/29/25	3,603	3,807
	SVB Financial Group	3.125%	6/5/30	3,000	3,210
	Svenska Handelsbanken AB	2.450%	3/30/21	34,759	35,235
	Svenska Handelsbanken AB	1.875%	9/7/21	4,525	4,593
	Synchrony Bank	3.000%	6/15/22	2,375	2,424
	Synchrony Financial	3.750%	8/15/21	7,450	7,571
	Synchrony Financial	2.850%	7/25/22	1,900	1,914
	Synchrony Financial	4.375%	3/19/24	1,625	1,712
	Synchrony Financial	4.250%	8/15/24	2,350	2,465
	Synchrony Financial	4.500%	7/23/25	15,525	16,487
	Synchrony Financial	3.700%	8/4/26	4,325	4,439
	Synchrony Financial	3.950%	12/1/27	12,415	12,919
	Synchrony Financial	5.150%	3/19/29	6,250	7,033
[4]	Synovus Bank	2.289%	2/10/23	1,750	1,768
	Synovus Financial Corp.	3.125%	11/1/22	2,775	2,816
	Toronto-Dominion Bank	2.500%	12/14/20	21,344	21,530
	Toronto-Dominion Bank	2.125%	4/7/21	23,600	23,924
	Toronto-Dominion Bank	1.800%	7/13/21	17,100	17,355
	Toronto-Dominion Bank	1.900%	12/1/22	9,950	10,266
	Toronto-Dominion Bank	0.750%	6/12/23	14,800	14,845
	Toronto-Dominion Bank	3.500%	7/19/23	5,000	5,455
	Toronto-Dominion Bank	3.250%	3/11/24	19,900	21,658
	Toronto-Dominion Bank	2.650%	6/12/24	7,500	8,017
	Toronto-Dominion Bank	1.150%	6/12/25	10,000	10,088
[4]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	7,152
	Truist Bank	2.850%	4/1/21	3,000	3,047
	Truist Bank	2.625%	1/15/22	10,232	10,552
	Truist Bank	2.800%	5/17/22	4,000	4,165
	Truist Bank	2.450%	8/1/22	8,583	8,893
[4]	Truist Bank	3.502%	8/2/22	4,400	4,529

53

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Truist Bank	3.000%	2/2/23	5,000	5,288
	Truist Bank	2.750%	5/1/23	2,150	2,268
	Truist Bank	3.200%	4/1/24	39,615	42,947
[4]	Truist Bank	3.689%	8/2/24	8,900	9,638
	Truist Bank	2.150%	12/6/24	9,810	10,325
	Truist Bank	3.625%	9/16/25	9,350	10,401
	Truist Bank	4.050%	11/3/25	10,000	11,540
	Truist Bank	3.300%	5/15/26	3,000	3,308
	Truist Bank	3.800%	10/30/26	3,450	3,921
	Truist Financial Corp.	2.900%	3/3/21	2,525	2,562
	Truist Financial Corp.	3.200%	9/3/21	8,000	8,239
	Truist Financial Corp.	2.700%	1/27/22	10,025	10,338
	Truist Financial Corp.	3.950%	3/22/22	2,049	2,143
	Truist Financial Corp.	2.750%	4/1/22	7,000	7,254
	Truist Financial Corp.	3.050%	6/20/22	7,000	7,325
	Truist Financial Corp.	3.750%	12/6/23	600	657
	Truist Financial Corp.	2.500%	8/1/24	10,525	11,186
	Truist Financial Corp.	2.850%	10/26/24	19,544	21,024
	Truist Financial Corp.	4.000%	5/1/25	6,999	7,962
	Truist Financial Corp.	3.700%	6/5/25	23,098	26,131
	Truist Financial Corp.	1.200%	8/5/25	6,000	6,060
	Truist Financial Corp.	3.875%	3/19/29	6,609	7,474
	Truist Financial Corp.	1.950%	6/5/30	5,000	5,081
[4,6]	UBS Group AG	3.126%	8/13/30	2,955	3,195
	US Bancorp	2.625%	1/24/22	10,050	10,376
	US Bancorp	3.000%	3/15/22	4,225	4,410
	US Bancorp	2.950%	7/15/22	10,725	11,248
	US Bancorp	3.700%	1/30/24	11,050	12,135
	US Bancorp	3.375%	2/5/24	11,500	12,559
	US Bancorp	2.400%	7/30/24	11,100	11,794
	US Bancorp	3.600%	9/11/24	2,490	2,763
	US Bancorp	1.450%	5/12/25	8,000	8,240
	US Bancorp	3.950%	11/17/25	1,318	1,518
	US Bancorp	3.100%	4/27/26	4,450	4,934
	US Bancorp	2.375%	7/22/26	17,025	18,432
	US Bancorp	3.150%	4/27/27	11,275	12,614
	US Bancorp	3.900%	4/26/28	4,475	5,326
	US Bancorp	3.000%	7/30/29	8,425	9,163
	US Bank NA	3.450%	11/16/21	3,700	3,844
	US Bank NA	1.800%	1/21/22	12,025	12,265
	US Bank NA	2.650%	5/23/22	10,250	10,673
	US Bank NA	1.950%	1/9/23	10,950	11,354
	US Bank NA	2.850%	1/23/23	4,625	4,883
	US Bank NA	3.400%	7/24/23	7,825	8,451
	US Bank NA	2.050%	1/21/25	6,500	6,873
	US Bank NA	2.800%	1/27/25	17,050	18,501
	Wachovia Corp.	6.605%	10/1/25	1,150	1,328
	Wachovia Corp.	7.500%	4/15/35	500	718
	Wachovia Corp.	5.500%	8/1/35	4,725	6,184
	Wachovia Corp.	6.550%	10/15/35	250	334
	Wells Fargo & Co.	3.000%	1/22/21	10	10
	Wells Fargo & Co.	2.100%	7/26/21	47,400	48,228
	Wells Fargo & Co.	3.500%	3/8/22	7,815	8,186
	Wells Fargo & Co.	2.625%	7/22/22	14,270	14,857

54

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	3.069%	1/24/23	56,577	58,600
	Wells Fargo & Co.	3.450%	2/13/23	23,387	24,844
	Wells Fargo & Co.	4.125%	8/15/23	26,812	29,159
	Wells Fargo & Co.	4.480%	1/16/24	6,800	7,469
	Wells Fargo & Co.	3.750%	1/24/24	5,710	6,237
[4]	Wells Fargo & Co.	1.654%	6/2/24	21,750	22,050
	Wells Fargo & Co.	3.550%	9/29/25	10,000	11,156
[4]	Wells Fargo & Co.	2.406%	10/30/25	55,000	57,142
[4]	Wells Fargo & Co.	2.164%	2/11/26	20,526	21,142
	Wells Fargo & Co.	3.000%	4/22/26	38,475	41,916
[4]	Wells Fargo & Co.	2.188%	4/30/26	10,000	10,337
	Wells Fargo & Co.	4.100%	6/3/26	27,600	31,112
	Wells Fargo & Co.	3.000%	10/23/26	35,748	38,913
[4]	Wells Fargo & Co.	3.196%	6/17/27	20,000	21,677
	Wells Fargo & Co.	4.300%	7/22/27	2,625	3,004
[4]	Wells Fargo & Co.	3.584%	5/22/28	879	976
[4]	Wells Fargo & Co.	2.393%	6/2/28	38,480	39,725
	Wells Fargo & Co.	4.150%	1/24/29	2,705	3,185
[4]	Wells Fargo & Co.	2.879%	10/30/30	558	597
[4]	Wells Fargo & Co.	2.572%	2/11/31	8,855	9,266
[4]	Wells Fargo & Co.	4.478%	4/4/31	115,595	139,423
	Wells Fargo & Co.	5.375%	2/7/35	9,100	12,317
[4]	Wells Fargo & Co.	3.068%	4/30/41	65,000	67,634
	Wells Fargo & Co.	5.375%	11/2/43	30,854	41,579
	Wells Fargo & Co.	5.606%	1/15/44	16,600	23,016
	Wells Fargo & Co.	4.650%	11/4/44	16,595	20,500
	Wells Fargo & Co.	3.900%	5/1/45	6,805	7,993
	Wells Fargo & Co.	4.900%	11/17/45	19,525	25,108
	Wells Fargo & Co.	4.400%	6/14/46	7,400	8,998
	Wells Fargo & Co.	4.750%	12/7/46	16,723	21,380
[4]	Wells Fargo & Co.	5.013%	4/4/51	55,500	76,647
	Wells Fargo & Co.	5.950%	12/1/86	3,925	4,719
[4]	Wells Fargo Bank NA	3.325%	7/23/21	20,505	20,567
	Wells Fargo Bank NA	3.625%	10/22/21	14,850	15,426
	Wells Fargo Bank NA	3.550%	8/14/23	24,875	26,893
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	5,041
	Wells Fargo Bank NA	5.850%	2/1/37	11,275	15,526
	Wells Fargo Bank NA	6.600%	1/15/38	10,645	15,589
	Westpac Banking Corp.	2.650%	1/25/21	8,452	8,560
	Westpac Banking Corp.	2.000%	8/19/21	8,750	8,915
	Westpac Banking Corp.	2.500%	6/28/22	28,000	29,090
	Westpac Banking Corp.	2.750%	1/11/23	7,900	8,325
	Westpac Banking Corp.	2.000%	1/13/23	7,000	7,216
	Westpac Banking Corp.	3.650%	5/15/23	7,400	8,029
	Westpac Banking Corp.	2.350%	2/19/25	6,208	6,592
	Westpac Banking Corp.	2.850%	5/13/26	25,366	27,883
	Westpac Banking Corp.	2.700%	8/19/26	6,550	7,146
	Westpac Banking Corp.	3.350%	3/8/27	11,900	13,507
	Westpac Banking Corp.	3.400%	1/25/28	150	171
	Westpac Banking Corp.	2.650%	1/16/30	8,000	8,742
[4]	Westpac Banking Corp.	2.894%	2/4/30	22,925	23,226
[4]	Westpac Banking Corp.	4.322%	11/23/31	21,460	23,821
	Westpac Banking Corp.	4.110%	7/24/34	5,950	6,568
	Zions Bancorp NA	3.250%	10/29/29	3,090	3,044

55

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,383
Affiliated Managers Group Inc.	3.500%	8/1/25	4,300	4,667
Affiliated Managers Group Inc.	3.300%	6/15/30	4,000	4,074
Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,040
Ameriprise Financial Inc.	4.000%	10/15/23	10,169	11,265
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	5,009
Ameriprise Financial Inc.	3.000%	4/2/25	600	650
Ameriprise Financial Inc.	2.875%	9/15/26	4,300	4,664
BGC Partners Inc.	5.125%	5/27/21	3,450	3,498
BGC Partners Inc.	3.750%	10/1/24	3,376	3,329
BlackRock Inc.	3.500%	3/18/24	7,650	8,422
BlackRock Inc.	3.200%	3/15/27	6,000	6,778
BlackRock Inc.	3.250%	4/30/29	3,000	3,441
BlackRock Inc.	2.400%	4/30/30	11,000	11,844
BlackRock Inc.	1.900%	1/28/31	13,575	13,848
Brookfield Asset Management Inc.	4.000%	1/15/25	4,796	5,250
Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,141
Brookfield Finance Inc.	3.900%	1/25/28	5,500	6,033
Brookfield Finance Inc.	4.850%	3/29/29	8,625	10,139
Brookfield Finance Inc.	4.350%	4/15/30	920	1,038
Brookfield Finance Inc.	4.700%	9/20/47	8,175	9,409
Brookfield Finance LLC	4.000%	4/1/24	9,920	10,711
Brookfield Finance LLC	3.450%	4/15/50	7,700	7,400
Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,504
Charles Schwab Corp.	3.225%	9/1/22	4,464	4,686
Charles Schwab Corp.	2.650%	1/25/23	7,225	7,604
Charles Schwab Corp.	3.550%	2/1/24	10,180	11,143
Charles Schwab Corp.	3.850%	5/21/25	2,000	2,259
Charles Schwab Corp.	3.450%	2/13/26	3,225	3,629
Charles Schwab Corp.	3.200%	3/2/27	3,500	3,919
Charles Schwab Corp.	3.200%	1/25/28	5,350	5,979
Charles Schwab Corp.	4.000%	2/1/29	5,550	6,520
Charles Schwab Corp.	3.250%	5/22/29	5,990	6,721
Charles Schwab Corp.	4.625%	3/22/30	1,030	1,284
CME Group Inc.	3.000%	9/15/22	20,055	21,156
CME Group Inc.	3.750%	6/15/28	2,671	3,209
CME Group Inc.	5.300%	9/15/43	7,140	10,614
E*TRADE Financial Corp.	2.950%	8/24/22	4,262	4,440
E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,820
E*TRADE Financial Corp.	4.500%	6/20/28	3,630	4,205
Eaton Vance Corp.	3.625%	6/15/23	2,875	3,015
Eaton Vance Corp.	3.500%	4/6/27	2,600	2,825
Franklin Resources Inc.	2.800%	9/15/22	6,875	7,162
Franklin Resources Inc.	2.850%	3/30/25	3,000	3,247
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,577
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	11,031
Intercontinental Exchange Inc.	3.750%	12/1/25	10,115	11,525
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	5,675
Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	5,096
Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	16,035
Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	1,422
Intercontinental Exchange Inc.	3.000%	6/15/50	12,475	12,990
Invesco Finance plc	3.125%	11/30/22	16,300	17,193

56

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Invesco Finance plc	4.000%	1/30/24	14,250	15,467
Invesco Finance plc	3.750%	1/15/26	10	11
Invesco Finance plc	5.375%	11/30/43	7,125	8,358
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,633
Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,802
Jefferies Group LLC	5.125%	1/20/23	2,400	2,619
Jefferies Group LLC	4.850%	1/15/27	8,925	9,806
Jefferies Group LLC	6.450%	6/8/27	1,235	1,459
Jefferies Group LLC	6.250%	1/15/36	3,055	3,476
Jefferies Group LLC	6.500%	1/20/43	4,305	5,029
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	13,010	14,099
Lazard Group LLC	3.750%	2/13/25	100	107
Lazard Group LLC	3.625%	3/1/27	5,075	5,327
Lazard Group LLC	4.500%	9/19/28	9,350	10,463
Legg Mason Inc.	4.750%	3/15/26	3,502	3,966
Legg Mason Inc.	5.625%	1/15/44	4,875	6,097
Nasdaq Inc.	4.250%	6/1/24	4,325	4,779
Nasdaq Inc.	3.850%	6/30/26	4,350	4,893
Nasdaq Inc.	3.250%	4/28/50	2,225	2,328
Nomura Holdings Inc.	3.103%	1/16/30	22,115	22,921
Raymond James Financial Inc.	3.625%	9/15/26	3,066	3,397
Raymond James Financial Inc.	4.650%	4/1/30	6,795	8,129
Raymond James Financial Inc.	4.950%	7/15/46	8,555	10,456
Stifel Financial Corp.	3.500%	12/1/20	3,475	3,485
Stifel Financial Corp.	4.250%	7/18/24	9,738	10,384
TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	11,205
TD Ameritrade Holding Corp.	3.625%	4/1/25	6,231	6,959
TD Ameritrade Holding Corp.	3.300%	4/1/27	13,850	15,493
TD Ameritrade Holding Corp.	2.750%	10/1/29	2,590	2,852
Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	6,375	6,139
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	12,210	10,800
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	8,620	8,695
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	1,330	1,343
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	8,400	8,399
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	2,125	2,098
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	6,850	6,901
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	5,045	4,908
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	1,000	980
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	1,200	1,197
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	970	958

57

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	2,050	1,926
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	10,500	11,001
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,428	2,303
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	15,650	14,126
	Air Lease Corp.	3.500%	1/15/22	11,465	11,583
	Air Lease Corp.	3.750%	2/1/22	5,625	5,681
	Air Lease Corp.	2.625%	7/1/22	5,000	4,962
	Air Lease Corp.	2.250%	1/15/23	1,000	978
	Air Lease Corp.	2.750%	1/15/23	4,000	3,960
	Air Lease Corp.	3.875%	7/3/23	4,350	4,406
	Air Lease Corp.	3.000%	9/15/23	7,825	7,712
	Air Lease Corp.	4.250%	2/1/24	6,350	6,539
	Air Lease Corp.	4.250%	9/15/24	600	615
	Air Lease Corp.	2.300%	2/1/25	4,500	4,274
	Air Lease Corp.	3.250%	3/1/25	7,000	6,991
	Air Lease Corp.	3.375%	7/1/25	7,000	7,002
	Air Lease Corp.	3.750%	6/1/26	2,000	2,018
	Air Lease Corp.	3.625%	4/1/27	6,775	6,604
	Air Lease Corp.	3.625%	12/1/27	5,700	5,633
	Air Lease Corp.	4.625%	10/1/28	4,300	4,374
	Air Lease Corp.	3.250%	10/1/29	4,265	4,025
	Air Lease Corp.	3.000%	2/1/30	7,000	6,484
	Aircastle Ltd.	4.400%	9/25/23	5,800	5,532
	Aircastle Ltd.	4.125%	5/1/24	5,463	5,101
	Aircastle Ltd.	4.250%	6/15/26	5,000	4,588
	Ares Capital Corp.	3.500%	2/10/23	11,500	11,557
	Ares Capital Corp.	4.200%	6/10/24	6,610	6,726
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,613
	Ares Capital Corp.	3.250%	7/15/25	7,700	7,469
	FS KKR Capital Corp.	4.750%	5/15/22	3,125	3,098
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,359
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,670
	GATX Corp.	3.250%	3/30/25	2,300	2,361
	GATX Corp.	3.250%	9/15/26	2,800	2,903
	GATX Corp.	3.850%	3/30/27	4,000	4,260
	GATX Corp.	3.500%	3/15/28	7,000	7,203
	GATX Corp.	4.550%	11/7/28	2,585	2,837
	GATX Corp.	4.700%	4/1/29	4,000	4,530
	GATX Corp.	4.000%	6/30/30	3,315	3,589
	GATX Corp.	5.200%	3/15/44	325	394
	GATX Corp.	4.500%	3/30/45	2,175	2,280
[6]	GE Capital Funding LLC	3.450%	5/15/25	17,350	18,156
[6]	GE Capital Funding LLC	4.050%	5/15/27	12,000	12,645
[6]	GE Capital Funding LLC	4.400%	5/15/30	25,255	26,246
[6]	GE Capital Funding LLC	4.550%	5/15/32	7,130	7,350
	GE Capital International Funding Co.
	Unlimited Co.	4.418%	11/15/35	94,457	95,170
	International Lease Finance Corp.	8.625%	1/15/22	24,045	25,735
	International Lease Finance Corp.	5.875%	8/15/22	8,212	8,498
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	1,955

56

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Owl Rock Capital Corp.	5.250%	4/15/24	1,000	1,045
	Owl Rock Capital Corp.	4.000%	3/30/25	1,500	1,475
	Owl Rock Capital Corp.	3.750%	7/22/25	8,300	8,088
	Prospect Capital Corp.	5.875%	3/15/23	550	550
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	2,800	2,746

	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	725	1,059
	AEGON Funding Co. LLC	5.750%	12/15/20	4,731	4,828
[4]	Aegon NV	5.500%	4/11/48	4,000	4,210
	Aetna Inc.	2.750%	11/15/22	10,160	10,579
	Aetna Inc.	2.800%	6/15/23	14,700	15,468
	Aetna Inc.	3.500%	11/15/24	6,500	7,061
	Aetna Inc.	6.625%	6/15/36	5,400	7,543
	Aetna Inc.	6.750%	12/15/37	5,000	7,123
	Aetna Inc.	4.500%	5/15/42	4,325	5,147
	Aetna Inc.	4.125%	11/15/42	4,525	5,053
	Aetna Inc.	4.750%	3/15/44	2,520	3,020
	Aetna Inc.	3.875%	8/15/47	4,075	4,547
	Aflac Inc.	3.625%	6/15/23	8,280	9,023
	Aflac Inc.	3.625%	11/15/24	4,610	5,208
	Aflac Inc.	3.250%	3/17/25	5,175	5,724
	Aflac Inc.	2.875%	10/15/26	7,775	8,541
	Aflac Inc.	3.600%	4/1/30	18,800	21,932
	Aflac Inc.	4.000%	10/15/46	1,700	1,955
	Aflac Inc.	4.750%	1/15/49	9,075	11,607
	Alleghany Corp.	4.950%	6/27/22	2,950	3,178
	Alleghany Corp.	4.900%	9/15/44	4,575	5,217
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,625
	Allstate Corp.	3.150%	6/15/23	9,742	10,466
	Allstate Corp.	3.280%	12/15/26	4,000	4,548
	Allstate Corp.	5.350%	6/1/33	1,700	2,302
	Allstate Corp.	5.550%	5/9/35	975	1,378
	Allstate Corp.	5.950%	4/1/36	925	1,292
	Allstate Corp.	4.500%	6/15/43	5,950	7,606
	Allstate Corp.	4.200%	12/15/46	1,170	1,463
	Allstate Corp.	3.850%	8/10/49	5,280	6,454
[4]	Allstate Corp.	5.750%	8/15/53	5,450	5,620
[4]	Allstate Corp.	6.500%	5/15/67	3,275	3,930
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,550	4,908
	American Financial Group Inc.	3.500%	8/15/26	2,825	3,007
	American Financial Group Inc.	5.250%	4/2/30	4,396	5,199
	American Financial Group Inc.	4.500%	6/15/47	5,830	6,011
	American International Group Inc.	3.300%	3/1/21	5,825	5,923
	American International Group Inc.	4.875%	6/1/22	13,425	14,466
	American International Group Inc.	4.125%	2/15/24	2,605	2,888
	American International Group Inc.	2.500%	6/30/25	16,350	17,260
	American International Group Inc.	3.750%	7/10/25	3,790	4,187
	American International Group Inc.	3.900%	4/1/26	6,750	7,601
	American International Group Inc.	4.200%	4/1/28	8,525	9,697
	American International Group Inc.	4.250%	3/15/29	5,700	6,494
	American International Group Inc.	3.400%	6/30/30	21,000	22,593
	American International Group Inc.	3.875%	1/15/35	8,525	9,558
	American International Group Inc.	4.700%	7/10/35	3,860	4,658

57

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	American International Group Inc.	6.250%	5/1/36	12,905	17,026
	American International Group Inc.	4.500%	7/16/44	12,465	14,464
	American International Group Inc.	4.800%	7/10/45	8,577	10,361
	American International Group Inc.	4.750%	4/1/48	1,600	1,926
[4]	American International Group Inc.	5.750%	4/1/48	7,950	8,139
	American International Group Inc.	4.375%	6/30/50	9,000	10,300
	American International Group Inc.	4.375%	1/15/55	10,540	12,204
[4]	American International Group Inc.	8.175%	5/15/68	2,900	3,603
	Anthem Inc.	3.700%	8/15/21	5,830	5,983
	Anthem Inc.	3.125%	5/15/22	10,275	10,749
	Anthem Inc.	2.950%	12/1/22	6,500	6,841
	Anthem Inc.	3.300%	1/15/23	11,621	12,373
	Anthem Inc.	3.500%	8/15/24	11,182	12,227
	Anthem Inc.	3.350%	12/1/24	8,272	9,080
	Anthem Inc.	2.375%	1/15/25	6,000	6,356
	Anthem Inc.	3.650%	12/1/27	22,075	25,081
	Anthem Inc.	4.101%	3/1/28	28,000	32,718
	Anthem Inc.	2.875%	9/15/29	8,955	9,671
	Anthem Inc.	2.250%	5/15/30	10,310	10,595
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,200	1,634
	Anthem Inc.	6.375%	6/15/37	5,865	8,196
	Anthem Inc.	4.625%	5/15/42	9,815	12,295
	Anthem Inc.	4.650%	1/15/43	9,195	11,647
	Anthem Inc.	5.100%	1/15/44	5,855	7,772
	Anthem Inc.	4.650%	8/15/44	8,592	10,919
	Anthem Inc.	4.375%	12/1/47	12,090	15,062
	Anthem Inc.	4.550%	3/1/48	5,240	6,664
	Anthem Inc.	3.125%	5/15/50	5,175	5,369
	Anthem Inc.	4.850%	8/15/54	2,720	3,129
	Aon Corp.	4.500%	12/15/28	8,500	10,082
	Aon Corp.	3.750%	5/2/29	1,280	1,465
	Aon Corp.	2.800%	5/15/30	11,455	12,179
	Aon Corp.	6.250%	9/30/40	2,650	3,829
	Aon plc	2.800%	3/15/21	8,355	8,480
	Aon plc	4.000%	11/27/23	2,675	2,924
	Aon plc	3.500%	6/14/24	10,100	10,985
	Aon plc	3.875%	12/15/25	3,475	3,940
	Aon plc	4.600%	6/14/44	6,455	7,824
	Aon plc	4.750%	5/15/45	6,100	7,732
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,338
	Arch Capital Finance LLC	5.031%	12/15/46	4,725	5,904
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,628
	Arch Capital Group US Inc.	5.144%	11/1/43	6,230	7,865
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,349
	Assurant Inc.	4.000%	3/15/23	6,975	7,351
	Assurant Inc.	4.200%	9/27/23	1,500	1,605
	Assurant Inc.	4.900%	3/27/28	1,600	1,738
	Assurant Inc.	3.700%	2/22/30	1,300	1,302
	Assurant Inc.	6.750%	2/15/34	917	1,097
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,450	4,960
	Athene Holding Ltd.	4.125%	1/12/28	8,525	8,774
	Athene Holding Ltd.	6.150%	4/3/30	5,725	6,582
	AXA SA	8.600%	12/15/30	9,320	13,234

58

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,790
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	2,725
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	10,594
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,025	4,211
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,000	1,031
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	580	860
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,575	4,674
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	16,679	21,546
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	20,750	26,266
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	17,830	22,840
	Berkshire Hathaway Inc.	2.200%	3/15/21	225	228
	Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,342
	Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,092
	Berkshire Hathaway Inc.	3.000%	2/11/23	2,625	2,798
	Berkshire Hathaway Inc.	2.750%	3/15/23	14,654	15,502
	Berkshire Hathaway Inc.	3.125%	3/15/26	38,625	43,053
	Berkshire Hathaway Inc.	4.500%	2/11/43	7,590	10,039
	Brighthouse Financial Inc.	3.700%	6/22/27	10,343	10,490
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	5,537
	Brighthouse Financial Inc.	4.700%	6/22/47	14,645	13,376
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,859
	Brown & Brown Inc.	4.500%	3/15/29	3,575	3,914
	Chubb Corp.	6.000%	5/11/37	4,200	6,023
	Chubb Corp.	6.500%	5/15/38	955	1,460
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	22,411
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,344
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,680
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	8,467
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,270	13,967
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,715
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	7,587
	Chubb INA Holdings Inc.	4.350%	11/3/45	10,327	13,384
	Cigna Holding Co.	4.375%	12/15/20	200	201
	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,348
	CNA Financial Corp.	5.750%	8/15/21	2,665	2,806
	CNA Financial Corp.	3.950%	5/15/24	7,955	8,639
	CNA Financial Corp.	4.500%	3/1/26	2,650	3,001
	CNA Financial Corp.	3.450%	8/15/27	5,000	5,261
	CNA Financial Corp.	3.900%	5/1/29	11,450	12,478
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	4,815
	Enstar Group Ltd.	4.500%	3/10/22	1,750	1,785
	Enstar Group Ltd.	4.950%	6/1/29	7,960	8,374
	Equitable Holdings Inc.	3.900%	4/20/23	2,403	2,565
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,275
	Equitable Holdings Inc.	4.350%	4/20/28	21,650	24,109
	Equitable Holdings Inc.	5.000%	4/20/48	14,180	16,128
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,733
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	4,308
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	4,474
	First American Financial Corp.	4.600%	11/15/24	4,650	5,013
	Globe Life Inc.	4.550%	9/15/28	3,200	3,637
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,396
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	159
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	8,768

59

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,532
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	565
	Hartford Financial Services Group Inc.	4.400%	3/15/48	2,570	3,053
	Hartford Financial Services Group Inc.	3.600%	8/19/49	8,500	8,998
	Humana Inc.	3.150%	12/1/22	4,825	5,059
	Humana Inc.	3.850%	10/1/24	21,575	23,648
	Humana Inc.	3.950%	3/15/27	12,950	14,654
	Humana Inc.	3.125%	8/15/29	4,600	4,996
	Humana Inc.	4.875%	4/1/30	6,150	7,572
	Humana Inc.	4.625%	12/1/42	4,730	5,952
	Humana Inc.	4.950%	10/1/44	9,205	11,977
	Humana Inc.	4.800%	3/15/47	120	155
	Humana Inc.	3.950%	8/15/49	981	1,141
	Kemper Corp.	4.350%	2/15/25	1,500	1,612
	Lincoln National Corp.	4.200%	3/15/22	4,985	5,246
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,480
	Lincoln National Corp.	3.350%	3/9/25	225	244
	Lincoln National Corp.	3.625%	12/12/26	9,925	11,037
	Lincoln National Corp.	3.800%	3/1/28	9,750	10,757
	Lincoln National Corp.	3.050%	1/15/30	4,625	4,864
	Lincoln National Corp.	6.300%	10/9/37	4,150	5,484
	Lincoln National Corp.	7.000%	6/15/40	1,070	1,507
	Lincoln National Corp.	4.350%	3/1/48	4,100	4,549
	Lincoln National Corp.	4.375%	6/15/50	2,267	2,586
	Loews Corp.	2.625%	5/15/23	9,675	10,145
	Loews Corp.	3.200%	5/15/30	6,500	7,024
	Loews Corp.	6.000%	2/1/35	3,025	4,089
	Loews Corp.	4.125%	5/15/43	4,315	4,709
	Manulife Financial Corp.	4.150%	3/4/26	8,850	10,385
[4]	Manulife Financial Corp.	4.061%	2/24/32	9,120	9,618
	Manulife Financial Corp.	5.375%	3/4/46	8,075	10,649
	Markel Corp.	4.900%	7/1/22	4,665	5,001
	Markel Corp.	3.500%	11/1/27	6,175	6,589
	Markel Corp.	3.350%	9/17/29	2,555	2,713
	Markel Corp.	5.000%	4/5/46	4,650	5,739
	Markel Corp.	4.300%	11/1/47	2,200	2,448
	Markel Corp.	5.000%	5/20/49	2,500	3,130
	Markel Corp.	4.150%	9/17/50	620	698
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,343
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,440
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,734
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	19,464
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	6,118
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,658
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,832
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	17,745	21,281
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	11,360	11,783
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,601
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,650	4,652
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	4,020
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,661
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	7,924	10,752
	Mercury General Corp.	4.400%	3/15/27	3,265	3,432
	MetLife Inc.	3.048%	12/15/22	8,950	9,486

60

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	MetLife Inc.	4.368%	9/15/23	275	307
	MetLife Inc.	3.600%	4/10/24	15,943	17,636
	MetLife Inc.	3.000%	3/1/25	8,475	9,270
	MetLife Inc.	3.600%	11/13/25	4,975	5,650
	MetLife Inc.	4.550%	3/23/30	17,825	22,116
	MetLife Inc.	6.375%	6/15/34	3,445	5,175
	MetLife Inc.	5.700%	6/15/35	2,709	3,847
	MetLife Inc.	5.875%	2/6/41	12,142	16,956
	MetLife Inc.	4.125%	8/13/42	10,475	12,364
	MetLife Inc.	4.875%	11/13/43	10,919	14,060
	MetLife Inc.	4.721%	12/15/44	9,020	11,364
	MetLife Inc.	4.050%	3/1/45	1,835	2,197
	MetLife Inc.	4.600%	5/13/46	515	655
[4]	MetLife Inc.	6.400%	12/15/66	16,231	19,295
[4]	MetLife Inc.	10.750%	8/1/69	500	773
	Munich Re America Corp.	7.450%	12/15/26	1,200	1,654
[4]	Nationwide Financial Services Inc.	6.750%	5/15/87	750	855
	Old Republic International Corp.	4.875%	10/1/24	5,266	5,712
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,889
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	5,047
	Primerica Inc.	4.750%	7/15/22	1,900	2,002
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	9,889
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	20,112
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	3,426
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	6,036
	Principal Financial Group Inc.	6.050%	10/15/36	425	574
	Principal Financial Group Inc.	4.625%	9/15/42	1,000	1,216
	Principal Financial Group Inc.	4.350%	5/15/43	3,960	4,653
	Principal Financial Group Inc.	4.300%	11/15/46	4,219	4,932
	Progressive Corp.	3.750%	8/23/21	10,555	10,956
	Progressive Corp.	6.625%	3/1/29	2,150	2,931
	Progressive Corp.	3.200%	3/26/30	4,000	4,534
	Progressive Corp.	4.350%	4/25/44	3,219	4,100
	Progressive Corp.	4.125%	4/15/47	3,329	4,206
	Progressive Corp.	4.200%	3/15/48	4,196	5,401
	Progressive Corp.	3.950%	3/26/50	17,359	21,787
	Prudential Financial Inc.	4.500%	11/16/21	675	711
	Prudential Financial Inc.	3.500%	5/15/24	1,175	1,298
	Prudential Financial Inc.	3.878%	3/27/28	5,700	6,496
	Prudential Financial Inc.	2.100%	3/10/30	1,000	1,016
	Prudential Financial Inc.	5.750%	7/15/33	2,630	3,558
	Prudential Financial Inc.	5.700%	12/14/36	7,720	10,468
	Prudential Financial Inc.	6.625%	12/1/37	3,250	4,733
	Prudential Financial Inc.	3.000%	3/10/40	10,830	10,977
	Prudential Financial Inc.	6.625%	6/21/40	3,020	4,468
	Prudential Financial Inc.	6.200%	11/15/40	1,065	1,468
[4]	Prudential Financial Inc.	5.875%	9/15/42	10,936	11,619
[4]	Prudential Financial Inc.	5.625%	6/15/43	18,725	19,895
	Prudential Financial Inc.	5.100%	8/15/43	2,775	3,317
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,350	2,394
	Prudential Financial Inc.	4.600%	5/15/44	15,600	18,807
[4]	Prudential Financial Inc.	5.375%	5/15/45	4,850	5,044
[4]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,515
	Prudential Financial Inc.	3.905%	12/7/47	12,333	13,998

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Prudential Financial Inc.	4.418%	3/27/48	250	298
[4]	Prudential Financial Inc.	5.700%	9/15/48	5,000	5,513
	Prudential Financial Inc.	3.935%	12/7/49	7,654	8,605
	Prudential Financial Inc.	4.350%	2/25/50	2,155	2,567
	Prudential Financial Inc.	3.700%	3/13/51	9,200	10,009
	Prudential plc	3.125%	4/14/30	8,340	8,951
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,659
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,655
	Reinsurance Group of America Inc.	3.900%	5/15/29	3,350	3,637
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,703
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,761
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,112
	Selective Insurance Group Inc.	5.375%	3/1/49	2,685	3,030
	Sompo International Holdings Ltd.	4.700%	10/15/22	9,375	9,923
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,765
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	6,174
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,695
	Travelers Cos. Inc.	6.250%	6/15/37	8,380	12,281
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	7,503
	Travelers Cos. Inc.	4.600%	8/1/43	6,920	9,007
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,586
	Travelers Cos. Inc.	3.750%	5/15/46	4,925	5,802
	Travelers Cos. Inc.	4.000%	5/30/47	12,600	15,401
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	2,107
	Travelers Cos. Inc.	2.550%	4/27/50	12,280	12,063
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	788
	Trinity Acquisition plc	4.400%	3/15/26	1,328	1,511
	UnitedHealth Group Inc.	2.125%	3/15/21	2,575	2,607
	UnitedHealth Group Inc.	3.375%	11/15/21	270	278
	UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,554
	UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,411
	UnitedHealth Group Inc.	3.350%	7/15/22	8,575	9,057
	UnitedHealth Group Inc.	2.375%	10/15/22	4,000	4,164
	UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,189
	UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,490
	UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,341
	UnitedHealth Group Inc.	2.375%	8/15/24	4,475	4,759
	UnitedHealth Group Inc.	3.750%	7/15/25	40,688	46,284
	UnitedHealth Group Inc.	3.700%	12/15/25	5,000	5,725
	UnitedHealth Group Inc.	1.250%	1/15/26	7,750	7,894
	UnitedHealth Group Inc.	3.100%	3/15/26	7,275	8,090
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	14,846
	UnitedHealth Group Inc.	3.850%	6/15/28	5,000	5,899
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,962
	UnitedHealth Group Inc.	2.875%	8/15/29	6,955	7,731
	UnitedHealth Group Inc.	2.000%	5/15/30	18,395	19,238
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	5,672
	UnitedHealth Group Inc.	6.500%	6/15/37	1,085	1,646
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	7,780
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	21,698
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	20,280
	UnitedHealth Group Inc.	2.750%	5/15/40	14,860	15,669
	UnitedHealth Group Inc.	5.950%	2/15/41	2,700	3,947
	UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,214

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,870
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	13,131
	UnitedHealth Group Inc.	4.750%	7/15/45	17,738	23,892
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	31,105
	UnitedHealth Group Inc.	4.250%	4/15/47	11,175	14,160
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	4,553
	UnitedHealth Group Inc.	4.250%	6/15/48	13,053	16,618
	UnitedHealth Group Inc.	4.450%	12/15/48	9,075	12,004
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	10,060
	UnitedHealth Group Inc.	3.875%	8/15/59	7,200	8,748
	UnitedHealth Group Inc.	3.125%	5/15/60	8,450	8,953
	Unum Group	4.000%	3/15/24	3,300	3,497
	Unum Group	5.750%	8/15/42	6,143	6,491
	Unum Group	4.500%	12/15/49	4,839	4,388
	Voya Financial Inc.	3.125%	7/15/24	9,414	10,036
	Voya Financial Inc.	3.650%	6/15/26	3,050	3,370
	Voya Financial Inc.	5.700%	7/15/43	4,550	5,826
	Voya Financial Inc.	4.800%	6/15/46	1,935	2,287
[4]	Voya Financial Inc.	4.700%	1/23/48	12,000	11,400
[4]	Voya Financial Inc.	5.650%	5/15/53	500	504
	Willis North America Inc.	3.600%	5/15/24	5,910	6,390
	Willis North America Inc.	4.500%	9/15/28	5,800	6,738
	Willis North America Inc.	2.950%	9/15/29	1,500	1,584
	Willis North America Inc.	5.050%	9/15/48	2,750	3,507
	Willis North America Inc.	3.875%	9/15/49	9,175	10,100
	WR Berkley Corp.	4.625%	3/15/22	6,400	6,782
	WR Berkley Corp.	6.250%	2/15/37	150	176
	WR Berkley Corp.	4.750%	8/1/44	3,280	3,839
	XLIT Ltd.	4.450%	3/31/25	2,650	2,962
	XLIT Ltd.	5.250%	12/15/43	4,850	6,554
	XLIT Ltd.	5.500%	3/31/45	4,350	5,779

	Other Finance (0.0%)
	Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,203
	ORIX Corp.	2.900%	7/18/22	2,950	3,056
	ORIX Corp.	3.250%	12/4/24	2,000	2,155
	ORIX Corp.	3.700%	7/18/27	8,150	9,057

	Real Estate Investment Trusts (0.7%)
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	665	718
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	9,225	10,178
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	7,199	7,950
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,939
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	3,000	3,360
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,570
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,861
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	1,117
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	8,217
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	7,729
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	8,500	9,478
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	3,317
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	4,500	5,433
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,575	3,739

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Campus Communities Operating Partnership LP	3.300%	7/15/26	1,000	1,022
American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	3,155
American Campus Communities Operating Partnership LP	2.850%	2/1/30	8,030	7,695
American Campus Communities Operating Partnership LP	3.875%	1/30/31	2,750	2,884
American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,304
American Homes 4 Rent LP	4.900%	2/15/29	3,625	4,040
AvalonBay Communities Inc.	2.950%	9/15/22	75	78
AvalonBay Communities Inc.	2.850%	3/15/23	4,890	5,103
AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,852
AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,691
AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,782
AvalonBay Communities Inc.	2.950%	5/11/26	4,000	4,330
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	5,150
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,553
AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,615
AvalonBay Communities Inc.	2.300%	3/1/30	10,600	11,120
AvalonBay Communities Inc.	2.450%	1/15/31	3,360	3,577
AvalonBay Communities Inc.	3.900%	10/15/46	2,755	3,341
AvalonBay Communities Inc.	4.150%	7/1/47	1,000	1,253
Boston Properties LP	3.850%	2/1/23	8,325	8,884
Boston Properties LP	3.125%	9/1/23	1,771	1,875
Boston Properties LP	3.800%	2/1/24	1,580	1,710
Boston Properties LP	3.200%	1/15/25	8,121	8,717
Boston Properties LP	3.650%	2/1/26	7,250	8,021
Boston Properties LP	2.750%	10/1/26	2,300	2,456
Boston Properties LP	4.500%	12/1/28	4,700	5,641
Boston Properties LP	3.400%	6/21/29	5,690	6,271
Boston Properties LP	2.900%	3/15/30	8,714	9,091
Boston Properties LP	3.250%	1/30/31	10,380	11,147
Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,639
Brandywine Operating Partnership LP	3.950%	11/15/27	16,505	16,932
Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,506
Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	2,057
Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	12,838
Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	15,937
Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,367
Brixmor Operating Partnership LP	4.050%	7/1/30	5,000	5,083
Camden Property Trust	2.950%	12/15/22	5,575	5,802
Camden Property Trust	4.100%	10/15/28	2,475	2,908
Camden Property Trust	3.150%	7/1/29	5,165	5,748
Camden Property Trust	2.800%	5/15/30	7,145	7,706
Camden Property Trust	3.350%	11/1/49	1,550	1,669
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	5,535	5,808
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,675	5,802
Corporate Office Properties LP	3.600%	5/15/23	1,600	1,625
Corporate Office Properties LP	5.250%	2/15/24	6,725	7,185
CubeSmart LP	4.375%	12/15/23	6,650	7,264
CubeSmart LP	4.000%	11/15/25	1,375	1,520

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CubeSmart LP	3.125%	9/1/26	2,425	2,589
CubeSmart LP	4.375%	2/15/29	1,925	2,239
CubeSmart LP	3.000%	2/15/30	3,100	3,293
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	5,370	5,637
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	2,000	2,070
Digital Realty Trust LP	3.950%	7/1/22	7,575	8,001
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,868
Digital Realty Trust LP	2.750%	2/1/23	2,400	2,501
Digital Realty Trust LP	4.750%	10/1/25	4,650	5,351
Digital Realty Trust LP	3.700%	8/15/27	5,350	6,087
Digital Realty Trust LP	4.450%	7/15/28	6,553	7,791
Digital Realty Trust LP	3.600%	7/1/29	8,375	9,527
Duke Realty LP	3.625%	4/15/23	1,740	1,849
Duke Realty LP	3.750%	12/1/24	2,179	2,409
Duke Realty LP	3.250%	6/30/26	4,050	4,421
Duke Realty LP	4.000%	9/15/28	2,025	2,349
Duke Realty LP	2.875%	11/15/29	1,000	1,085
Duke Realty LP	1.750%	7/1/30	4,000	3,970
Duke Realty LP	3.050%	3/1/50	4,675	4,860
EPR Properties	5.250%	7/15/23	3,375	3,306
EPR Properties	4.500%	4/1/25	7,023	6,642
EPR Properties	4.750%	12/15/26	1,100	1,050
EPR Properties	4.500%	6/1/27	245	226
EPR Properties	4.950%	4/15/28	4,150	3,957
EPR Properties	3.750%	8/15/29	5,830	5,075
ERP Operating LP	4.625%	12/15/21	1,459	1,526
ERP Operating LP	3.000%	4/15/23	1,675	1,758
ERP Operating LP	3.375%	6/1/25	300	329
ERP Operating LP	2.850%	11/1/26	9,175	9,975
ERP Operating LP	3.500%	3/1/28	7,000	7,896
ERP Operating LP	4.150%	12/1/28	3,600	4,263
ERP Operating LP	3.000%	7/1/29	6,195	6,845
ERP Operating LP	4.500%	7/1/44	4,200	5,436
ERP Operating LP	4.500%	6/1/45	3,750	4,836
ERP Operating LP	4.000%	8/1/47	2,775	3,431
Essex Portfolio LP	5.200%	3/15/21	1,750	1,773
Essex Portfolio LP	3.375%	1/15/23	1,000	1,047
Essex Portfolio LP	3.250%	5/1/23	1,425	1,501
Essex Portfolio LP	3.875%	5/1/24	1,575	1,712
Essex Portfolio LP	3.500%	4/1/25	8,950	9,751
Essex Portfolio LP	3.375%	4/15/26	3,485	3,786
Essex Portfolio LP	4.000%	3/1/29	5,795	6,732
Essex Portfolio LP	3.000%	1/15/30	4,630	5,008
Essex Portfolio LP	2.650%	3/15/32	8,510	9,022
Essex Portfolio LP	4.500%	3/15/48	6,335	8,023
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,699
Federal Realty Investment Trust	3.250%	7/15/27	4,725	4,988
Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,465
Federal Realty Investment Trust	4.500%	12/1/44	6,600	7,324
Healthcare Realty Trust Inc.	3.625%	1/15/28	2,810	2,956
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,600	2,720
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,562
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,731
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,429

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Healthpeak Properties Inc.	3.150%	8/1/22	3,375	3,539
Healthpeak Properties Inc.	4.250%	11/15/23	240	262
Healthpeak Properties Inc.	4.200%	3/1/24	10,067	11,012
Healthpeak Properties Inc.	3.875%	8/15/24	4,350	4,774
Healthpeak Properties Inc.	3.400%	2/1/25	4,850	5,242
Healthpeak Properties Inc.	4.000%	6/1/25	775	854
Healthpeak Properties Inc.	3.250%	7/15/26	5,000	5,459
Healthpeak Properties Inc.	3.500%	7/15/29	6,270	6,780
Healthpeak Properties Inc.	3.000%	1/15/30	10,000	10,385
Healthpeak Properties Inc.	2.875%	1/15/31	5,000	5,130
Healthpeak Properties Inc.	6.750%	2/1/41	1,496	2,115
Highwoods Realty LP	3.875%	3/1/27	3,850	4,086
Highwoods Realty LP	4.125%	3/15/28	3,000	3,215
Host Hotels & Resorts LP	3.750%	10/15/23	6,034	6,163
Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,501
Host Hotels & Resorts LP	3.375%	12/15/29	2,770	2,642
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,586
Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,621
Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,503
Kilroy Realty LP	3.800%	1/15/23	9,250	9,549
Kilroy Realty LP	3.450%	12/15/24	2,000	2,069
Kilroy Realty LP	4.375%	10/1/25	800	856
Kilroy Realty LP	4.750%	12/15/28	2,150	2,417
Kilroy Realty LP	4.250%	8/15/29	2,975	3,228
Kilroy Realty LP	3.050%	2/15/30	12,025	11,960
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,556
Kimco Realty Corp.	3.125%	6/1/23	875	900
Kimco Realty Corp.	3.300%	2/1/25	3,125	3,268
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,919
Kimco Realty Corp.	4.250%	4/1/45	325	318
Kimco Realty Corp.	4.125%	12/1/46	400	392
Kimco Realty Corp.	4.450%	9/1/47	3,050	3,159
Kite Realty Group LP	4.000%	10/1/26	7,900	7,352
Life Storage LP	3.500%	7/1/26	9,625	10,342
Life Storage LP	3.875%	12/15/27	1,000	1,088
Life Storage LP	4.000%	6/15/29	1,950	2,130
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,618
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,938
Mid-America Apartments LP	4.000%	11/15/25	75	84
Mid-America Apartments LP	3.600%	6/1/27	7,770	8,593
Mid-America Apartments LP	3.950%	3/15/29	4,535	5,195
Mid-America Apartments LP	2.750%	3/15/30	5,245	5,543
National Retail Properties Inc.	3.300%	4/15/23	900	934
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,921
National Retail Properties Inc.	4.000%	11/15/25	2,875	3,103
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,606
National Retail Properties Inc.	3.500%	10/15/27	1,050	1,097
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,721
National Retail Properties Inc.	2.500%	4/15/30	8,375	8,007
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,465
National Retail Properties Inc.	3.100%	4/15/50	8,375	6,985
Office Properties Income Trust	4.000%	7/15/22	2,725	2,694
Omega Healthcare Investors Inc.	4.375%	8/1/23	18,025	18,629
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,507

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	6,934
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,615
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,375	7,703
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,984	2,097
Omega Healthcare Investors Inc.	3.625%	10/1/29	12,269	11,960
Physicians Realty LP	4.300%	3/15/27	6,400	6,685
Physicians Realty LP	3.950%	1/15/28	3,000	3,057
Piedmont Operating Partnership LP	3.400%	6/1/23	4,950	4,912
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,780
Prologis LP	3.750%	11/1/25	1,450	1,665
Prologis LP	2.125%	4/15/27	3,395	3,570
Prologis LP	3.875%	9/15/28	2,500	2,941
Prologis LP	4.375%	2/1/29	4,000	4,928
Prologis LP	2.250%	4/15/30	435	457
Prologis LP	4.375%	9/15/48	3,500	4,681
Prologis LP	3.000%	4/15/50	7,089	7,431
Public Storage	2.370%	9/15/22	5,510	5,709
Public Storage	3.094%	9/15/27	2,600	2,911
Public Storage	3.385%	5/1/29	4,855	5,603
Realty Income Corp.	3.250%	10/15/22	9,900	10,369
Realty Income Corp.	4.650%	8/1/23	1,825	2,011
Realty Income Corp.	3.875%	7/15/24	1,950	2,107
Realty Income Corp.	3.875%	4/15/25	6,840	7,599
Realty Income Corp.	4.125%	10/15/26	10,420	11,880
Realty Income Corp.	3.650%	1/15/28	7,725	8,474
Realty Income Corp.	3.250%	6/15/29	4,053	4,371
Realty Income Corp.	4.650%	3/15/47	9,855	12,144
Regency Centers Corp.	3.750%	11/15/22	2,000	2,079
Regency Centers LP	3.600%	2/1/27	2,010	2,130
Regency Centers LP	4.125%	3/15/28	1,375	1,501
Regency Centers LP	2.950%	9/15/29	1,500	1,523
Regency Centers LP	4.400%	2/1/47	5,650	6,179
Regency Centers LP	4.650%	3/15/49	4,225	4,811
Sabra Health Care LP	5.125%	8/15/26	2,500	2,534
Sabra Health Care LP	3.900%	10/15/29	8,975	8,208
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,840	1,850
Select Income REIT	4.150%	2/1/22	1,975	1,963
Select Income REIT	4.250%	5/15/24	1,325	1,293
Select Income REIT	4.500%	2/1/25	5,916	5,669
Simon Property Group LP	2.500%	7/15/21	2,000	2,021
Simon Property Group LP	2.350%	1/30/22	3,525	3,590
Simon Property Group LP	2.625%	6/15/22	10,300	10,580
Simon Property Group LP	2.750%	2/1/23	3,625	3,766
Simon Property Group LP	2.750%	6/1/23	6,000	6,251
Simon Property Group LP	3.750%	2/1/24	5,000	5,342
Simon Property Group LP	2.000%	9/13/24	2,170	2,210
Simon Property Group LP	3.375%	10/1/24	4,212	4,520
Simon Property Group LP	3.500%	9/1/25	2,800	3,025
Simon Property Group LP	3.300%	1/15/26	6,380	6,743
Simon Property Group LP	3.250%	11/30/26	2,800	3,020
Simon Property Group LP	3.375%	6/15/27	8,780	9,257
Simon Property Group LP	3.375%	12/1/27	4,700	4,968
Simon Property Group LP	2.450%	9/13/29	9,685	9,599
Simon Property Group LP	6.750%	2/1/40	4,550	6,382

	Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Simon Property Group LP	4.750%	3/15/42	5,448	6,224
	Simon Property Group LP	4.250%	10/1/44	200	213
	Simon Property Group LP	4.250%	11/30/46	4,700	5,081
	Simon Property Group LP	3.250%	9/13/49	7,135	6,744
	SITE Centers Corp.	3.900%	8/15/24	8,125	7,980
	SITE Centers Corp.	3.625%	2/1/25	6,000	6,045
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,714
	SITE Centers Corp.	4.700%	6/1/27	14,350	14,634
	SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,279
	Spirit Realty LP	3.200%	1/15/27	2,000	1,879
	Spirit Realty LP	4.000%	7/15/29	2,650	2,575
	STORE Capital Corp.	4.500%	3/15/28	2,195	2,219
	STORE Capital Corp.	4.625%	3/15/29	5,000	5,091
	Tanger Properties LP	3.750%	12/1/24	1,000	968
	Tanger Properties LP	3.125%	9/1/26	4,710	4,317
	Tanger Properties LP	3.875%	7/15/27	2,600	2,398
	UDR Inc.	3.750%	7/1/24	200	216
	UDR Inc.	2.950%	9/1/26	4,400	4,637
	UDR Inc.	3.500%	7/1/27	5,250	5,721
	UDR Inc.	3.500%	1/15/28	5,075	5,537
	UDR Inc.	3.000%	8/15/31	3,500	3,728
	UDR Inc.	3.100%	11/1/34	3,335	3,560
	Ventas Realty LP	3.100%	1/15/23	4,120	4,202
	Ventas Realty LP	3.125%	6/15/23	7,060	7,244
	Ventas Realty LP	3.500%	4/15/24	3,075	3,190
	Ventas Realty LP	3.750%	5/1/24	2,325	2,426
	Ventas Realty LP	2.650%	1/15/25	3,610	3,491
	Ventas Realty LP	4.125%	1/15/26	1,825	1,958
	Ventas Realty LP	3.250%	10/15/26	9,075	9,393
	Ventas Realty LP	3.850%	4/1/27	2,075	2,200
	Ventas Realty LP	4.000%	3/1/28	12,985	13,659
	Ventas Realty LP	4.400%	1/15/29	1,865	2,035
	Ventas Realty LP	3.000%	1/15/30	3,865	3,826
	Ventas Realty LP	4.750%	11/15/30	765	861
	Ventas Realty LP	5.700%	9/30/43	1,000	1,150
	Ventas Realty LP	4.375%	2/1/45	5,740	5,858
	Ventas Realty LP	4.875%	4/15/49	1,200	1,318
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,827	6,988
	VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,707
	VEREIT Operating Partnership LP	4.625%	11/1/25	5,175	5,601
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	3,182
	VEREIT Operating Partnership LP	3.950%	8/15/27	5,350	5,416
	VEREIT Operating Partnership LP	3.400%	1/15/28	5,000	5,002
	VEREIT Operating Partnership LP	3.100%	12/15/29	5,365	5,179
	Vornado Realty LP	3.500%	1/15/25	3,524	3,451
	Washington REIT	3.950%	10/15/22	1,050	1,071
[6]	WEA Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	500	514
	Weingarten Realty Investors	3.375%	10/15/22	8,375	8,573
	Weingarten Realty Investors	3.500%	4/15/23	2,200	2,257
	Weingarten Realty Investors	4.450%	1/15/24	600	635
	Weingarten Realty Investors	3.850%	6/1/25	900	929
	Welltower Inc.	3.750%	3/15/23	16,519	17,405
	Welltower Inc.	3.950%	9/1/23	3,475	3,738

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Welltower Inc.	4.500%	1/15/24	5,500	6,007
	Welltower Inc.	3.625%	3/15/24	10,690	11,394
	Welltower Inc.	4.000%	6/1/25	18,665	20,548
	Welltower Inc.	4.250%	4/1/26	9,775	10,915
	Welltower Inc.	2.700%	2/15/27	7,262	7,415
	Welltower Inc.	4.250%	4/15/28	1,525	1,703
	Welltower Inc.	4.125%	3/15/29	3,145	3,513
	Welltower Inc.	2.750%	1/15/31	6,750	6,681
	Welltower Inc.	6.500%	3/15/41	1,250	1,605
	Welltower Inc.	5.125%	3/15/43	950	1,059
	Welltower Inc.	4.950%	9/1/48	4,500	5,164
	WP Carey Inc.	4.600%	4/1/24	7,705	8,212
	WP Carey Inc.	4.000%	2/1/25	1,250	1,309
	WP Carey Inc.	4.250%	10/1/26	2,350	2,532
	WP Carey Inc.	3.850%	7/15/29	2,200	2,289
					17,144,681
Industrial (18.0%)
	Basic Industry (0.8%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	9,710	10,020
	Air Products & Chemicals Inc.	3.350%	7/31/24	11,545	12,661
	Air Products & Chemicals Inc.	1.850%	5/15/27	5,000	5,229
	Air Products & Chemicals Inc.	2.050%	5/15/30	7,750	8,136
	Air Products & Chemicals Inc.	2.700%	5/15/40	7,450	7,877
	Air Products & Chemicals Inc.	2.800%	5/15/50	7,750	8,205
	Airgas Inc.	3.650%	7/15/24	9,075	9,957
	Albemarle Corp.	4.150%	12/1/24	6,265	6,719
	Albemarle Corp.	5.450%	12/1/44	3,240	3,408
6	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	1,910	1,833
	ArcelorMittal	4.550%	3/11/26	3,545	3,580
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,425
	Barrick Gold Corp.	5.250%	4/1/42	8,560	11,179
	Barrick North America Finance LLC	5.700%	5/30/41	12,470	16,612
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	10,564	14,055
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,690	13,154
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,475	8,183
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	126
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	8,290	10,260
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	24,320	33,375
6	Braskem America Finance Co.	7.125%	7/22/41	200	206
	Braskem Finance Ltd.	6.450%	2/3/24	4,300	4,692
	Cabot Corp.	3.700%	7/15/22	400	417
	Cabot Corp.	4.000%	7/1/29	2,800	2,865
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	6,004
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	8,787
	Dow Chemical Co.	3.500%	10/1/24	7,585	8,197
	Dow Chemical Co.	4.550%	11/30/25	8,000	9,136
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,794
	Dow Chemical Co.	7.375%	11/1/29	5,350	7,591
	Dow Chemical Co.	4.250%	10/1/34	8,955	9,996
	Dow Chemical Co.	9.400%	5/15/39	9,960	16,649
	Dow Chemical Co.	5.250%	11/15/41	4,060	5,002
	Dow Chemical Co.	4.375%	11/15/42	17,789	19,713
	Dow Chemical Co.	4.625%	10/1/44	5,919	6,853
	Dow Chemical Co.	5.550%	11/30/48	5,875	7,668

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Dow Chemical Co.	4.800%	5/15/49	200	238
	DuPont de Nemours Inc.	2.169%	5/1/23	10,000	10,187
	DuPont de Nemours Inc.	4.205%	11/15/23	19,000	20,834
	DuPont de Nemours Inc.	4.493%	11/15/25	14,000	16,117
	DuPont de Nemours Inc.	4.725%	11/15/28	20,925	25,149
	DuPont de Nemours Inc.	5.319%	11/15/38	12,953	16,332
	DuPont de Nemours Inc.	5.419%	11/15/48	16,140	21,367
	Eastman Chemical Co.	3.600%	8/15/22	7,095	7,425
	Eastman Chemical Co.	3.800%	3/15/25	11,142	12,094
	Eastman Chemical Co.	4.800%	9/1/42	5,150	5,874
	Eastman Chemical Co.	4.650%	10/15/44	8,025	9,218
	Ecolab Inc.	4.350%	12/8/21	4,569	4,828
	Ecolab Inc.	2.375%	8/10/22	7,115	7,392
	Ecolab Inc.	3.250%	1/14/23	2,325	2,465
	Ecolab Inc.	2.700%	11/1/26	3,100	3,433
	Ecolab Inc.	3.250%	12/1/27	4,100	4,611
	Ecolab Inc.	4.800%	3/24/30	6,500	8,222
	Ecolab Inc.	5.500%	12/8/41	2,156	3,100
	Ecolab Inc.	3.950%	12/1/47	10,246	12,779
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,748	3,870
	EI du Pont de Nemours & Co.	2.300%	7/15/30	4,000	4,158
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	7,725	8,266
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,900	6,067
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	4,655
	FMC Corp.	3.950%	2/1/22	3,000	3,109
	FMC Corp.	4.100%	2/1/24	6,500	7,018
	FMC Corp.	3.450%	10/1/29	11,277	12,284
	FMC Corp.	4.500%	10/1/49	3,000	3,560
	Georgia-Pacific LLC	8.000%	1/15/24	8,030	9,883
[6]	Georgia-Pacific LLC	1.750%	9/30/25	2,800	2,888
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,275
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,355
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,575
[6]	Georgia-Pacific LLC	2.300%	4/30/30	3,000	3,125
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	7,114
	Huntsman International LLC	4.500%	5/1/29	4,404	4,632
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,533
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,273
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	4,607
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	5,840
	International Paper Co.	7.500%	8/15/21	2,389	2,561
	International Paper Co.	3.650%	6/15/24	7,000	7,725
	International Paper Co.	3.800%	1/15/26	1,010	1,137
	International Paper Co.	3.000%	2/15/27	2,500	2,691
	International Paper Co.	5.000%	9/15/35	3,135	3,902
	International Paper Co.	7.300%	11/15/39	3,787	5,319
	International Paper Co.	6.000%	11/15/41	3,232	4,218
	International Paper Co.	4.800%	6/15/44	11,425	13,591
	International Paper Co.	5.150%	5/15/46	7,293	9,084
	International Paper Co.	4.400%	8/15/47	11,181	13,053
	International Paper Co.	4.350%	8/15/48	6,075	7,134
	Kinross Gold Corp.	5.125%	9/1/21	900	922
	Kinross Gold Corp.	5.950%	3/15/24	3,091	3,481
	Kinross Gold Corp.	4.500%	7/15/27	467	511

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lubrizol Corp.	6.500%	10/1/34	420	660
LYB International Finance BV	4.000%	7/15/23	7,856	8,511
LYB International Finance BV	5.250%	7/15/43	8,456	10,159
LYB International Finance BV	4.875%	3/15/44	5,000	5,847
LYB International Finance II BV	3.500%	3/2/27	11,000	11,955
LYB International Finance III LLC	2.875%	5/1/25	5,000	5,320
LYB International Finance III LLC	3.375%	5/1/30	5,000	5,326
LYB International Finance III LLC	4.200%	10/15/49	1,460	1,564
LYB International Finance III LLC	4.200%	5/1/50	14,095	15,134
LyondellBasell Industries NV	6.000%	11/15/21	12,650	13,360
LyondellBasell Industries NV	5.750%	4/15/24	6,658	7,643
LyondellBasell Industries NV	4.625%	2/26/55	5,050	5,613
Mosaic Co.	3.750%	11/15/21	3,875	3,970
Mosaic Co.	3.250%	11/15/22	10,450	10,696
Mosaic Co.	4.250%	11/15/23	12,507	13,111
Mosaic Co.	4.050%	11/15/27	3,260	3,473
Mosaic Co.	5.450%	11/15/33	1,805	1,902
Mosaic Co.	4.875%	11/15/41	4,195	4,190
Mosaic Co.	5.625%	11/15/43	4,100	4,422
Newmont Corp.	3.625%	6/9/21	2,145	2,189
Newmont Corp.	3.700%	3/15/23	2,835	2,944
Newmont Corp.	2.800%	10/1/29	13,450	14,154
Newmont Corp.	2.250%	10/1/30	14,300	14,486
Newmont Corp.	5.875%	4/1/35	780	1,081
Newmont Corp.	6.250%	10/1/39	6,626	9,282
Newmont Corp.	4.875%	3/15/42	8,225	10,531
Newmont Corp.	5.450%	6/9/44	3,000	3,987
Nucor Corp.	4.125%	9/15/22	3,426	3,646
Nucor Corp.	4.000%	8/1/23	6,027	6,567
Nucor Corp.	2.000%	6/1/25	2,204	2,285
Nucor Corp.	3.950%	5/1/28	2,700	3,089
Nucor Corp.	2.700%	6/1/30	2,000	2,097
Nucor Corp.	6.400%	12/1/37	8,375	11,614
Nucor Corp.	5.200%	8/1/43	6,925	8,902
Nucor Corp.	4.400%	5/1/48	2,780	3,339
Nutrien Ltd.	3.150%	10/1/22	4,135	4,305
Nutrien Ltd.	1.900%	5/13/23	4,300	4,423
Nutrien Ltd.	3.500%	6/1/23	6,664	7,095
Nutrien Ltd.	3.625%	3/15/24	500	540
Nutrien Ltd.	3.375%	3/15/25	5,450	5,922
Nutrien Ltd.	3.000%	4/1/25	4,000	4,267
Nutrien Ltd.	4.000%	12/15/26	2,700	3,052
Nutrien Ltd.	2.950%	5/13/30	9,000	9,507
Nutrien Ltd.	4.125%	3/15/35	5,525	6,183
Nutrien Ltd.	7.125%	5/23/36	200	265
Nutrien Ltd.	5.625%	12/1/40	4,875	5,941
Nutrien Ltd.	6.125%	1/15/41	1,375	1,758
Nutrien Ltd.	4.900%	6/1/43	6,410	7,514
Nutrien Ltd.	5.250%	1/15/45	4,320	5,331
Nutrien Ltd.	5.000%	4/1/49	11,196	14,323
Nutrien Ltd.	3.950%	5/13/50	2,000	2,235
Packaging Corp. of America	4.500%	11/1/23	8,345	9,215
Packaging Corp. of America	3.650%	9/15/24	6,570	7,175
Packaging Corp. of America	3.400%	12/15/27	3,700	4,065

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Packaging Corp. of America	3.000%	12/15/29	12,703	13,749
	Packaging Corp. of America	4.050%	12/15/49	1,600	1,908
	PPG Industries Inc.	2.400%	8/15/24	10,920	11,573
	PPG Industries Inc.	2.550%	6/15/30	5,000	5,169
	Praxair Inc.	3.000%	9/1/21	8,125	8,354
	Praxair Inc.	2.450%	2/15/22	15,971	16,384
	Praxair Inc.	2.200%	8/15/22	10,243	10,558
	Praxair Inc.	2.650%	2/5/25	3,500	3,745
	Praxair Inc.	3.200%	1/30/26	3,000	3,327
	Praxair Inc.	3.550%	11/7/42	2,500	2,798
	Rayonier Inc.	3.750%	4/1/22	1,950	1,944
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,524
	Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,544
	Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	5,622
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	31,285	35,446
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	524
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	7,600
	Rio Tinto Finance USA plc	4.750%	3/22/42	3,975	5,298
	Rio Tinto Finance USA plc	4.125%	8/21/42	2,237	2,795
	Rohm & Haas Co.	7.850%	7/15/29	5,275	7,495
	RPM International Inc.	3.450%	11/15/22	3,275	3,356
	RPM International Inc.	3.750%	3/15/27	3,875	4,088
	RPM International Inc.	4.550%	3/1/29	2,500	2,789
	RPM International Inc.	5.250%	6/1/45	3,592	4,155
	RPM International Inc.	4.250%	1/15/48	10,120	10,112
	Sherwin-Williams Co.	4.200%	1/15/22	700	728
	Sherwin-Williams Co.	2.750%	6/1/22	796	813
	Sherwin-Williams Co.	3.125%	6/1/24	2,375	2,556
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,985
	Sherwin-Williams Co.	3.950%	1/15/26	5,450	6,122
	Sherwin-Williams Co.	3.450%	6/1/27	17,500	19,592
	Sherwin-Williams Co.	2.950%	8/15/29	20,000	21,441
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,066
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,867
	Sherwin-Williams Co.	4.500%	6/1/47	15,067	18,287
	Sherwin-Williams Co.	3.800%	8/15/49	7,468	8,225
	Sherwin-Williams Co.	3.300%	5/15/50	8,000	8,118
	Southern Copper Corp.	3.500%	11/8/22	2,400	2,514
	Southern Copper Corp.	3.875%	4/23/25	3,600	3,895
	Southern Copper Corp.	7.500%	7/27/35	3,725	5,201
	Southern Copper Corp.	6.750%	4/16/40	1,550	2,089
	Southern Copper Corp.	5.250%	11/8/42	17,045	20,097
	Southern Copper Corp.	5.875%	4/23/45	18,097	23,217
	Steel Dynamics Inc.	2.800%	12/15/24	2,000	2,085
	Steel Dynamics Inc.	2.400%	6/15/25	1,000	1,029
	Steel Dynamics Inc.	4.125%	9/15/25	200	204
	Steel Dynamics Inc.	3.450%	4/15/30	10,000	10,475
	Steel Dynamics Inc.	3.250%	1/15/31	6,800	6,910
	Suzano Austria GmbH	6.000%	1/15/29	18,350	19,822
	Suzano Austria GmbH	5.000%	1/15/30	6,700	6,802
[6]	Teck Resources Ltd.	3.900%	7/15/30	1,500	1,499
	Teck Resources Ltd.	6.125%	10/1/35	9,906	11,295
	Teck Resources Ltd.	6.000%	8/15/40	2,830	2,971
	Teck Resources Ltd.	6.250%	7/15/41	6,800	7,382

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vale Canada Ltd.	7.200%	9/15/32	2,712	3,343
Vale Overseas Ltd.	6.250%	8/10/26	20,860	24,510
Vale Overseas Ltd.	8.250%	1/17/34	500	702
Vale Overseas Ltd.	6.875%	11/21/36	13,119	17,153
Vale Overseas Ltd.	6.875%	11/10/39	12,515	16,316
Vale SA	5.625%	9/11/42	4,597	5,310
Westlake Chemical Corp.	3.600%	8/15/26	2,804	2,958
Westlake Chemical Corp.	3.375%	6/15/30	3,000	3,064
Westlake Chemical Corp.	5.000%	8/15/46	13,210	13,949
Westlake Chemical Corp.	4.375%	11/15/47	275	265
WestRock MWV LLC	8.200%	1/15/30	5,804	8,208
WestRock MWV LLC	7.950%	2/15/31	3,000	4,176
WestRock RKT Co.	4.900%	3/1/22	1,950	2,077
WestRock RKT Co.	4.000%	3/1/23	2,865	3,055
Weyerhaeuser Co.	3.250%	3/15/23	500	524
Weyerhaeuser Co.	4.625%	9/15/23	3,125	3,487
Weyerhaeuser Co.	8.500%	1/15/25	800	1,006
Weyerhaeuser Co.	4.000%	11/15/29	11,200	12,648
Weyerhaeuser Co.	4.000%	4/15/30	6,000	6,746
Weyerhaeuser Co.	7.375%	3/15/32	8,605	11,794
Weyerhaeuser Co.	6.875%	12/15/33	2,250	2,884
WRKCo Inc.	3.000%	9/15/24	2,575	2,741
WRKCo Inc.	3.750%	3/15/25	4,789	5,315
WRKCo Inc.	4.650%	3/15/26	10,495	12,166
WRKCo Inc.	3.375%	9/15/27	9,600	10,299
WRKCo Inc.	4.000%	3/15/28	5,000	5,561
WRKCo Inc.	3.900%	6/1/28	2,000	2,213
WRKCo Inc.	4.900%	3/15/29	5,565	6,633
WRKCO Inc.	4.200%	6/1/32	500	582
WRKCo Inc.	3.000%	6/15/33	4,000	4,140
Yamana Gold Inc.	4.625%	12/15/27	2,700	2,853

Capital Goods (1.7%)
3M Co.	1.625%	9/19/21	4,625	4,687
3M Co.	2.750%	3/1/22	7,518	7,801
3M Co.	2.000%	6/26/22	1,982	2,046
3M Co.	1.750%	2/14/23	5,300	5,478
3M Co.	2.250%	3/15/23	1,950	2,036
3M Co.	3.250%	2/14/24	3,075	3,349
3M Co.	2.000%	2/14/25	6,425	6,758
3M Co.	2.650%	4/15/25	11,674	12,637
3M Co.	2.875%	10/15/27	5,150	5,727
3M Co.	3.625%	9/14/28	3,816	4,432
3M Co.	3.375%	3/1/29	7,075	8,150
3M Co.	2.375%	8/26/29	7,775	8,377
3M Co.	3.050%	4/15/30	5,855	6,625
3M Co.	3.875%	6/15/44	1,000	1,205
3M Co.	3.125%	9/19/46	9,425	10,169
3M Co.	3.625%	10/15/47	5,125	5,913
3M Co.	4.000%	9/14/48	7,550	9,350
3M Co.	3.250%	8/26/49	4,809	5,281
3M Co.	3.700%	4/15/50	11,465	13,633
ABB Finance USA Inc.	2.875%	5/8/22	8,285	8,594
ABB Finance USA Inc.	3.375%	4/3/23	250	265

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ABB Finance USA Inc.	3.800%	4/3/28	6,475	7,522
ABB Finance USA Inc.	4.375%	5/8/42	6,900	8,687
Allegion plc	3.500%	10/1/29	3,455	3,607
Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	2,086
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,260
Amphenol Corp.	2.050%	3/1/25	6,244	6,498
Amphenol Corp.	2.800%	2/15/30	2,405	2,557
Avery Dennison Corp.	4.875%	12/6/28	3,160	3,789
Avery Dennison Corp.	2.650%	4/30/30	8,200	8,372
Bemis Co. Inc.	4.500%	10/15/21	1,205	1,241
Bemis Co. Inc.	3.100%	9/15/26	2,450	2,580
Bemis Co. Inc.	2.630%	6/19/30	4,500	4,582
Boeing Co.	2.300%	8/1/21	3,500	3,532
Boeing Co.	8.750%	8/15/21	390	422
Boeing Co.	2.350%	10/30/21	2,000	2,031
Boeing Co.	2.125%	3/1/22	5,075	5,095
Boeing Co.	2.700%	5/1/22	4,425	4,485
Boeing Co.	2.800%	3/1/23	7,820	7,961
Boeing Co.	4.508%	5/1/23	19,170	20,251
Boeing Co.	1.875%	6/15/23	6,100	6,101
Boeing Co.	2.800%	3/1/24	2,000	2,038
Boeing Co.	2.850%	10/30/24	4,740	4,779
Boeing Co.	2.500%	3/1/25	1,672	1,672
Boeing Co.	4.875%	5/1/25	28,480	31,041
Boeing Co.	7.250%	6/15/25	325	383
Boeing Co.	3.100%	5/1/26	4,875	4,957
Boeing Co.	2.250%	6/15/26	1,750	1,713
Boeing Co.	2.700%	2/1/27	7,265	7,080
Boeing Co.	2.800%	3/1/27	1,975	1,925
Boeing Co.	5.040%	5/1/27	17,760	19,584
Boeing Co.	3.250%	3/1/28	2,926	2,915
Boeing Co.	3.450%	11/1/28	2,342	2,283
Boeing Co.	2.950%	2/1/30	2,905	2,835
Boeing Co.	5.150%	5/1/30	47,115	52,522
Boeing Co.	6.125%	2/15/33	5,775	6,792
Boeing Co.	3.600%	5/1/34	15,441	14,582
Boeing Co.	3.250%	2/1/35	9,000	8,190
Boeing Co.	6.625%	2/15/38	1,000	1,210
Boeing Co.	3.550%	3/1/38	2,322	2,115
Boeing Co.	3.500%	3/1/39	3,415	3,011
Boeing Co.	6.875%	3/15/39	5,180	6,521
Boeing Co.	5.875%	2/15/40	1,155	1,343
Boeing Co.	5.705%	5/1/40	33,635	38,325
Boeing Co.	3.375%	6/15/46	7,000	5,805
Boeing Co.	3.650%	3/1/47	5,800	5,047
Boeing Co.	3.850%	11/1/48	1,903	1,698
Boeing Co.	3.900%	5/1/49	7,345	6,680
Boeing Co.	5.805%	5/1/50	37,270	43,937
Boeing Co.	3.825%	3/1/59	2,300	1,985
Boeing Co.	5.930%	5/1/60	32,530	38,176
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,668
Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,925
Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,301
Carlisle Cos. Inc.	2.750%	3/1/30	8,705	8,911

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[6]	Carrier Global Corp.	1.923%	2/15/23	3,000	3,057
[6]	Carrier Global Corp.	2.242%	2/15/25	16,120	16,491
[6]	Carrier Global Corp.	2.493%	2/15/27	9,725	9,867
[6]	Carrier Global Corp.	2.722%	2/15/30	23,030	22,969
[6]	Carrier Global Corp.	3.377%	4/5/40	11,925	11,522
[6]	Carrier Global Corp.	3.577%	4/5/50	17,000	16,568
	Caterpillar Financial Services Corp.	1.700%	8/9/21	7,900	8,011
	Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,332
	Caterpillar Financial Services Corp.	3.150%	9/7/21	2,900	2,991
	Caterpillar Financial Services Corp.	1.931%	10/1/21	9,438	9,603
	Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,362
	Caterpillar Financial Services Corp.	0.950%	5/13/22	6,300	6,347
	Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,672
	Caterpillar Financial Services Corp.	2.400%	6/6/22	7,000	7,244
	Caterpillar Financial Services Corp.	1.950%	11/18/22	15,520	16,029
	Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,370
	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,155
	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,763
	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,304
	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,434
	Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,857
	Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,896
	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,951
	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,200	4,306
	Caterpillar Financial Services Corp.	2.400%	8/9/26	3,300	3,550
	Caterpillar Inc.	2.600%	6/26/22	15,425	16,030
	Caterpillar Inc.	3.400%	5/15/24	3,500	3,813
	Caterpillar Inc.	2.600%	4/9/30	9,620	10,431
	Caterpillar Inc.	5.300%	9/15/35	3,100	4,190
	Caterpillar Inc.	6.050%	8/15/36	9,241	13,276
	Caterpillar Inc.	5.200%	5/27/41	5,147	7,125
	Caterpillar Inc.	3.803%	8/15/42	11,604	13,866
	Caterpillar Inc.	4.300%	5/15/44	2,830	3,581
	Caterpillar Inc.	3.250%	9/19/49	13,940	15,343
	Caterpillar Inc.	3.250%	4/9/50	9,600	10,680
	Caterpillar Inc.	4.750%	5/15/64	1,975	2,739
	CNH Industrial Capital LLC	4.375%	4/5/22	2,750	2,870
	CNH Industrial Capital LLC	1.950%	7/2/23	3,075	3,095
	CNH Industrial Capital LLC	4.200%	1/15/24	11,865	12,694
	CNH Industrial NV	4.500%	8/15/23	5,025	5,414
	CNH Industrial NV	3.850%	11/15/27	4,200	4,425
	Crane Co.	4.450%	12/15/23	5,690	6,097
	Crane Co.	4.200%	3/15/48	3,925	3,843
	CRH America Inc.	5.750%	1/15/21	2,290	2,344
	Deere & Co.	2.600%	6/8/22	6,165	6,381
	Deere & Co.	5.375%	10/16/29	6,170	7,979
	Deere & Co.	3.100%	4/15/30	6,138	6,937
	Deere & Co.	3.900%	6/9/42	7,237	9,032
	Deere & Co.	2.875%	9/7/49	1,900	2,016
	Deere & Co.	3.750%	4/15/50	7,125	8,767
	Dover Corp.	3.150%	11/15/25	5,900	6,390
	Dover Corp.	2.950%	11/4/29	2,600	2,795
	Dover Corp.	5.375%	10/15/35	300	396
	Dover Corp.	6.600%	3/15/38	2,050	2,815

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dover Corp.	5.375%	3/1/41	2,020	2,534
Eagle Materials Inc.	4.500%	8/1/26	4,700	4,884
Eaton Corp.	2.750%	11/2/22	12,994	13,665
Eaton Corp.	3.103%	9/15/27	7,765	8,525
Eaton Corp.	4.000%	11/2/32	7,729	9,081
Eaton Corp.	4.150%	11/2/42	2,326	2,754
Eaton Corp.	3.915%	9/15/47	4,950	5,698
Emerson Electric Co.	2.625%	12/1/21	11,025	11,370
Emerson Electric Co.	2.625%	2/15/23	3,500	3,671
Emerson Electric Co.	3.150%	6/1/25	1,800	2,003
Emerson Electric Co.	1.800%	10/15/27	9,550	9,858
Emerson Electric Co.	1.950%	10/15/30	4,250	4,351
Emerson Electric Co.	5.250%	11/15/39	440	594
Emerson Electric Co.	2.750%	10/15/50	4,200	4,213
Flowserve Corp.	3.500%	9/15/22	12,705	12,871
Flowserve Corp.	4.000%	11/15/23	4,575	4,599
Fortive Corp.	3.150%	6/15/26	7,547	8,273
Fortive Corp.	4.300%	6/15/46	6,250	7,019
Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,641
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,813
Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,802	6,179
General Dynamics Corp.	3.875%	7/15/21	1,925	1,988
General Dynamics Corp.	2.250%	11/15/22	4,722	4,908
General Dynamics Corp.	3.375%	5/15/23	8,500	9,164
General Dynamics Corp.	1.875%	8/15/23	18,200	18,913
General Dynamics Corp.	2.375%	11/15/24	5,019	5,348
General Dynamics Corp.	3.250%	4/1/25	5,825	6,460
General Dynamics Corp.	3.500%	5/15/25	9,743	10,934
General Dynamics Corp.	2.125%	8/15/26	8,000	8,566
General Dynamics Corp.	3.500%	4/1/27	3,815	4,352
General Dynamics Corp.	2.625%	11/15/27	10,440	11,333
General Dynamics Corp.	3.750%	5/15/28	7,135	8,360
General Dynamics Corp.	3.625%	4/1/30	8,750	10,210
General Dynamics Corp.	4.250%	4/1/40	5,900	7,298
General Dynamics Corp.	3.600%	11/15/42	3,689	4,259
General Dynamics Corp.	4.250%	4/1/50	5,630	7,300
General Electric Co.	3.150%	9/7/22	7,206	7,535
General Electric Co.	3.100%	1/9/23	3,973	4,153
General Electric Co.	3.450%	5/15/24	4,892	5,194
General Electric Co.	3.450%	5/1/27	9,950	10,205
General Electric Co.	3.625%	5/1/30	17,455	17,454
General Electric Co.	6.750%	3/15/32	23,984	29,284
General Electric Co.	6.150%	8/7/37	8,246	9,530
General Electric Co.	5.875%	1/14/38	20,911	23,522
General Electric Co.	6.875%	1/10/39	18,378	22,431
General Electric Co.	4.250%	5/1/40	15,604	15,328
General Electric Co.	4.125%	10/9/42	7,542	7,110
General Electric Co.	4.350%	5/1/50	24,800	24,491
Hexcel Corp.	4.700%	8/15/25	1,350	1,472
Hexcel Corp.	3.950%	2/15/27	1,175	1,257
Honeywell International Inc.	4.250%	3/1/21	10,530	10,802
Honeywell International Inc.	1.850%	11/1/21	9,350	9,528
Honeywell International Inc.	2.150%	8/8/22	3,500	3,622
Honeywell International Inc.	3.350%	12/1/23	10,140	11,052

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,912
	Honeywell International Inc.	1.350%	6/1/25	16,593	17,040
	Honeywell International Inc.	2.500%	11/1/26	5,375	5,917
	Honeywell International Inc.	2.700%	8/15/29	4,901	5,423
	Honeywell International Inc.	1.950%	6/1/30	14,943	15,578
	Honeywell International Inc.	5.700%	3/15/36	4,580	6,443
	Honeywell International Inc.	5.700%	3/15/37	4,945	7,058
	Honeywell International Inc.	5.375%	3/1/41	5,995	8,609
	Honeywell International Inc.	3.812%	11/21/47	850	1,046
	Honeywell International Inc.	2.800%	6/1/50	6,500	6,920
	Howmet Aerospace Inc.	5.950%	2/1/37	775	798
	Hubbell Inc.	3.350%	3/1/26	2,800	2,951
	Hubbell Inc.	3.150%	8/15/27	3,425	3,551
	Hubbell Inc.	3.500%	2/15/28	4,645	4,906
[6]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,805
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,965
[6]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,700	5,242
	IDEX Corp.	3.000%	5/1/30	2,900	2,983
	Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,985
	Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,648
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	16,027
	Illinois Tool Works Inc.	4.875%	9/15/41	350	470
	Illinois Tool Works Inc.	3.900%	9/1/42	9,303	11,413
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	9,605	10,581
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	1,170	1,269
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	10,715	12,069
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,050	3,558
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	3,475	4,184
	John Deere Capital Corp.	3.900%	7/12/21	8,268	8,557
	John Deere Capital Corp.	3.125%	9/10/21	6,700	6,913
	John Deere Capital Corp.	3.150%	10/15/21	9,091	9,397
	John Deere Capital Corp.	2.650%	1/6/22	7,350	7,589
	John Deere Capital Corp.	2.750%	3/15/22	2,250	2,334
	John Deere Capital Corp.	2.150%	9/8/22	10,350	10,697
	John Deere Capital Corp.	2.700%	1/6/23	300	315
	John Deere Capital Corp.	2.800%	1/27/23	7,615	8,034
	John Deere Capital Corp.	2.800%	3/6/23	10,950	11,592
	John Deere Capital Corp.	3.450%	6/7/23	800	864
	John Deere Capital Corp.	0.700%	7/5/23	8,550	8,564
	John Deere Capital Corp.	3.650%	10/12/23	3,150	3,461
	John Deere Capital Corp.	2.600%	3/7/24	3,000	3,194
	John Deere Capital Corp.	3.350%	6/12/24	9,931	10,912
	John Deere Capital Corp.	2.650%	6/24/24	4,421	4,746
	John Deere Capital Corp.	2.050%	1/9/25	11,150	11,748
	John Deere Capital Corp.	3.450%	3/13/25	10,705	11,973
	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,969
	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,587
	John Deere Capital Corp.	2.250%	9/14/26	7,865	8,395
	John Deere Capital Corp.	1.750%	3/9/27	4,300	4,443
	John Deere Capital Corp.	2.800%	9/8/27	4,100	4,519
	John Deere Capital Corp.	3.050%	1/6/28	7,700	8,561
	John Deere Capital Corp.	3.450%	3/7/29	4,475	5,159
	John Deere Capital Corp.	2.800%	7/18/29	5,575	6,176
	John Deere Capital Corp.	2.450%	1/9/30	6,380	6,914

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Johnson Controls International plc	3.625%	7/2/24	4,302	4,598
Johnson Controls International plc	3.900%	2/14/26	4,082	4,415
Johnson Controls International plc	6.000%	1/15/36	954	1,226
Johnson Controls International plc	4.625%	7/2/44	7,850	8,940
Johnson Controls International plc	5.125%	9/14/45	1,045	1,292
Johnson Controls International plc	4.500%	2/15/47	5,495	6,256
Johnson Controls International plc	4.950%	7/2/64	3,658	4,374
Kennametal Inc.	3.875%	2/15/22	1,525	1,557
Kennametal Inc.	4.625%	6/15/28	6,620	6,900
L3Harris Technologies Inc.	3.850%	6/15/23	8,950	9,717
L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,137
L3Harris Technologies Inc.	3.832%	4/27/25	7,645	8,567
L3Harris Technologies Inc.	3.850%	12/15/26	5,500	6,286
L3Harris Technologies Inc.	4.400%	6/15/28	5,350	6,364
L3Harris Technologies Inc.	2.900%	12/15/29	2,130	2,295
L3Harris Technologies Inc.	4.854%	4/27/35	2,150	2,774
L3Harris Technologies Inc.	6.150%	12/15/40	4,625	6,616
L3Harris Technologies Inc.	5.054%	4/27/45	4,170	5,467
Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,875
Leggett & Platt Inc.	3.500%	11/15/27	12,475	12,576
Legrand France SA	8.500%	2/15/25	3,350	4,457
Lennox International Inc.	3.000%	11/15/23	1,000	1,033
Lockheed Martin Corp.	2.500%	11/23/20	1,192	1,200
Lockheed Martin Corp.	3.350%	9/15/21	5,122	5,303
Lockheed Martin Corp.	3.100%	1/15/23	9,780	10,400
Lockheed Martin Corp.	2.900%	3/1/25	6,252	6,857
Lockheed Martin Corp.	3.550%	1/15/26	7,275	8,348
Lockheed Martin Corp.	1.850%	6/15/30	4,940	5,059
Lockheed Martin Corp.	3.600%	3/1/35	9,240	11,017
Lockheed Martin Corp.	4.500%	5/15/36	5,475	7,101
Lockheed Martin Corp.	6.150%	9/1/36	7,685	11,546
Lockheed Martin Corp.	5.720%	6/1/40	3,301	4,889
Lockheed Martin Corp.	4.850%	9/15/41	622	812
Lockheed Martin Corp.	4.070%	12/15/42	12,765	16,376
Lockheed Martin Corp.	3.800%	3/1/45	8,096	9,804
Lockheed Martin Corp.	4.700%	5/15/46	10,200	13,991
Lockheed Martin Corp.	2.800%	6/15/50	6,000	6,298
Lockheed Martin Corp.	4.090%	9/15/52	13,061	17,086
Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,256
Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,476
Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	4,065
Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	4,229
Martin Marietta Materials Inc.	4.250%	12/15/47	7,600	8,268
Masco Corp.	3.500%	4/1/21	9,042	9,167
Masco Corp.	5.950%	3/15/22	583	629
Masco Corp.	4.450%	4/1/25	4,700	5,315
Masco Corp.	4.375%	4/1/26	4,500	5,086
Masco Corp.	3.500%	11/15/27	6,550	7,018
Masco Corp.	7.750%	8/1/29	1,144	1,461
Masco Corp.	4.500%	5/15/47	2,200	2,326
Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,501
Mohawk Industries Inc.	3.625%	5/15/30	5,625	6,131
Northrop Grumman Corp.	3.500%	3/15/21	8,255	8,428
Northrop Grumman Corp.	2.550%	10/15/22	5,050	5,274

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Northrop Grumman Corp.	3.250%	8/1/23	11,375	12,259
	Northrop Grumman Corp.	2.930%	1/15/25	8,400	9,074
	Northrop Grumman Corp.	3.200%	2/1/27	8,000	8,868
	Northrop Grumman Corp.	3.250%	1/15/28	8,505	9,501
	Northrop Grumman Corp.	4.400%	5/1/30	8,817	10,668
	Northrop Grumman Corp.	5.150%	5/1/40	3,865	5,152
	Northrop Grumman Corp.	5.050%	11/15/40	7,525	9,932
	Northrop Grumman Corp.	4.750%	6/1/43	8,190	10,645
	Northrop Grumman Corp.	3.850%	4/15/45	3,275	3,844
	Northrop Grumman Corp.	4.030%	10/15/47	17,160	20,725
	Northrop Grumman Corp.	5.250%	5/1/50	10,395	14,867
	Northrop Grumman Systems Corp.	7.750%	2/15/31	3,120	4,663
	Nvent Finance Sarl	3.950%	4/15/23	2,100	2,163
	Nvent Finance Sarl	4.550%	4/15/28	3,850	4,049
	Oshkosh Corp.	4.600%	5/15/28	7,375	7,983
	Oshkosh Corp.	3.100%	3/1/30	600	600
[6]	Otis Worldwide Corp.	2.056%	4/5/25	7,250	7,572
[6]	Otis Worldwide Corp.	2.293%	4/5/27	5,000	5,211
[6]	Otis Worldwide Corp.	2.565%	2/15/30	19,547	20,339
[6]	Otis Worldwide Corp.	3.112%	2/15/40	7,960	8,069
[6]	Otis Worldwide Corp.	3.362%	2/15/50	8,055	8,468
	Owens Corning	4.200%	12/1/24	6,030	6,522
	Owens Corning	3.400%	8/15/26	2,025	2,109
	Owens Corning	3.950%	8/15/29	4,000	4,332
	Owens Corning	3.875%	6/1/30	4,275	4,572
	Owens Corning	7.000%	12/1/36	1,787	2,303
	Owens Corning	4.300%	7/15/47	4,325	4,352
	Owens Corning	4.400%	1/30/48	3,200	3,288
	Parker-Hannifin Corp.	3.500%	9/15/22	5,646	5,932
	Parker-Hannifin Corp.	2.700%	6/14/24	4,700	4,997
	Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,637
	Parker-Hannifin Corp.	3.250%	3/1/27	13,825	14,995
	Parker-Hannifin Corp.	4.200%	11/21/34	3,900	4,638
	Parker-Hannifin Corp.	6.250%	5/15/38	3,650	5,002
	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	5,804
	Parker-Hannifin Corp.	4.100%	3/1/47	6,250	7,213
	Parker-Hannifin Corp.	4.000%	6/14/49	6,575	7,542
	Precision Castparts Corp.	2.500%	1/15/23	13,970	14,620
	Precision Castparts Corp.	3.250%	6/15/25	9,300	10,310
	Precision Castparts Corp.	3.900%	1/15/43	6,575	7,197
	Precision Castparts Corp.	4.375%	6/15/45	5,712	6,849
[6]	Raytheon Technologies Corp.	3.100%	11/15/21	1,000	1,023
[6]	Raytheon Technologies Corp.	2.800%	3/15/22	12,000	12,370
[6]	Raytheon Technologies Corp.	2.500%	12/15/22	18,875	19,538
	Raytheon Technologies Corp.	3.650%	8/16/23	740	802
[6]	Raytheon Technologies Corp.	3.700%	12/15/23	2,775	2,990
[6]	Raytheon Technologies Corp.	3.200%	3/15/24	12,107	13,012
	Raytheon Technologies Corp.	3.950%	8/16/25	18,435	21,003
[6]	Raytheon Technologies Corp.	3.500%	3/15/27	14,800	16,645
	Raytheon Technologies Corp.	3.125%	5/4/27	3,077	3,408
[6]	Raytheon Technologies Corp.	7.200%	8/15/27	1,010	1,357
	Raytheon Technologies Corp.	6.700%	8/1/28	325	443
	Raytheon Technologies Corp.	4.125%	11/16/28	31,475	37,101
	Raytheon Technologies Corp.	7.500%	9/15/29	4,125	6,041

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Raytheon Technologies Corp.	2.250%	7/1/30	3,500	3,629
	Raytheon Technologies Corp.	5.400%	5/1/35	3,225	4,385
	Raytheon Technologies Corp.	6.050%	6/1/36	5,215	7,490
	Raytheon Technologies Corp.	6.125%	7/15/38	8,750	12,681
	Raytheon Technologies Corp.	4.450%	11/16/38	11,665	14,256
	Raytheon Technologies Corp.	5.700%	4/15/40	11,350	15,773
[6]	Raytheon Technologies Corp.	4.875%	10/15/40	450	572
[6]	Raytheon Technologies Corp.	4.700%	12/15/41	7,075	8,546
	Raytheon Technologies Corp.	4.500%	6/1/42	28,298	35,102
[6]	Raytheon Technologies Corp.	4.800%	12/15/43	1,825	2,334
[6]	Raytheon Technologies Corp.	4.200%	12/15/44	795	925
	Raytheon Technologies Corp.	4.150%	5/15/45	11,675	14,019
	Raytheon Technologies Corp.	3.750%	11/1/46	10,325	11,772
[6]	Raytheon Technologies Corp.	4.350%	4/15/47	9,375	11,262
	Raytheon Technologies Corp.	4.050%	5/4/47	11,850	14,107
	Raytheon Technologies Corp.	3.125%	7/1/50	9,000	9,622
	Republic Services Inc.	5.250%	11/15/21	8,838	9,403
	Republic Services Inc.	3.550%	6/1/22	475	499
	Republic Services Inc.	4.750%	5/15/23	2,425	2,698
	Republic Services Inc.	2.500%	8/15/24	4,500	4,783
	Republic Services Inc.	3.200%	3/15/25	6,809	7,472
	Republic Services Inc.	2.900%	7/1/26	4,275	4,653
	Republic Services Inc.	2.300%	3/1/30	8,375	8,674
	Republic Services Inc.	6.200%	3/1/40	3,390	4,916
	Republic Services Inc.	5.700%	5/15/41	5,665	7,909
	Republic Services Inc.	3.050%	3/1/50	3,917	4,051
	Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,488
	Rockwell Automation Inc.	4.200%	3/1/49	5,025	6,288
	Roper Technologies Inc.	2.800%	12/15/21	10,575	10,877
	Roper Technologies Inc.	3.125%	11/15/22	400	418
	Roper Technologies Inc.	2.350%	9/15/24	8,450	8,888
	Roper Technologies Inc.	3.850%	12/15/25	2,675	3,031
	Roper Technologies Inc.	3.800%	12/15/26	11,559	13,203
	Roper Technologies Inc.	4.200%	9/15/28	7,100	8,314
	Roper Technologies Inc.	2.950%	9/15/29	4,000	4,363
	Roper Technologies Inc.	2.000%	6/30/30	4,425	4,424
	Snap-on Inc.	6.125%	9/1/21	3,135	3,314
	Snap-on Inc.	3.250%	3/1/27	1,900	2,073
	Snap-on Inc.	4.100%	3/1/48	2,600	3,100
	Snap-on Inc.	3.100%	5/1/50	3,225	3,306
	Sonoco Products Co.	3.125%	5/1/30	4,175	4,360
	Sonoco Products Co.	5.750%	11/1/40	4,560	5,646
	Stanley Black & Decker Inc.	3.400%	12/1/21	4,025	4,155
	Stanley Black & Decker Inc.	2.900%	11/1/22	7,700	8,119
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,500	4,992
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,228
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	13,859
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,897
	Stanley Black & Decker Inc.	4.850%	11/15/48	6,200	8,422
[4]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	1,973
	Textron Inc.	4.300%	3/1/24	2,625	2,825
	Textron Inc.	3.875%	3/1/25	7,600	8,137
	Textron Inc.	4.000%	3/15/26	6,200	6,588
	Textron Inc.	3.650%	3/15/27	11,961	12,413

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Textron Inc.	3.375%	3/1/28	5,450	5,570
Timken Co.	3.875%	9/1/24	1,000	1,050
Timken Co.	4.500%	12/15/28	7,320	7,887
Trane Technologies Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,528
Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	7,625	8,435
Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	50	55
Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	175	232
Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	2,012
Valmont Industries Inc.	5.000%	10/1/44	5,944	6,077
Valmont Industries Inc.	5.250%	10/1/54	3,275	3,335
Vulcan Materials Co.	4.500%	4/1/25	2,750	3,053
Vulcan Materials Co.	3.500%	6/1/30	6,450	6,999
Vulcan Materials Co.	4.500%	6/15/47	9,737	10,775
Wabtec Corp.	4.400%	3/15/24	8,205	8,668
Wabtec Corp.	3.450%	11/15/26	6,375	6,560
Wabtec Corp.	4.950%	9/15/28	10,675	11,874
Waste Connections Inc.	3.500%	5/1/29	9,370	10,480
Waste Connections Inc.	2.600%	2/1/30	7,400	7,800
Waste Connections Inc.	3.050%	4/1/50	2,075	2,093
Waste Management Inc.	4.600%	3/1/21	6,375	6,489
Waste Management Inc.	2.900%	9/15/22	100	104
Waste Management Inc.	2.400%	5/15/23	9,676	10,090
Waste Management Inc.	3.500%	5/15/24	10,074	10,969
Waste Management Inc.	2.950%	6/15/24	6,625	6,772
Waste Management Inc.	3.125%	3/1/25	7,735	8,475
Waste Management Inc.	3.200%	6/15/26	10,884	11,147
Waste Management Inc.	3.150%	11/15/27	2,021	2,263
Waste Management Inc.	3.450%	6/15/29	8,705	8,986
Waste Management Inc.	3.900%	3/1/35	4,785	5,644
Waste Management Inc.	4.000%	7/15/39	4,450	4,580
Waste Management Inc.	4.100%	3/1/45	6,250	7,464
Waste Management Inc.	4.150%	7/15/49	8,550	10,643
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,880	1,916
WW Grainger Inc.	1.850%	2/15/25	4,040	4,222
WW Grainger Inc.	4.600%	6/15/45	9,875	12,371
WW Grainger Inc.	3.750%	5/15/46	2,975	3,294
WW Grainger Inc.	4.200%	5/15/47	3,075	3,618
Xylem Inc.	3.250%	11/1/26	5,950	6,573
Xylem Inc.	1.950%	1/30/28	2,000	2,009
Xylem Inc.	2.250%	1/30/31	4,275	4,277
Xylem Inc.	4.375%	11/1/46	4,180	4,569

Communication (2.8%)
Activision Blizzard Inc.	2.300%	9/15/21	10,379	10,531
Activision Blizzard Inc.	2.600%	6/15/22	3,375	3,503
Activision Blizzard Inc.	3.400%	9/15/26	8,000	9,083
Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,897
Activision Blizzard Inc.	4.500%	6/15/47	3,805	4,908
America Movil SAB de CV	3.125%	7/16/22	13,640	14,081
America Movil SAB de CV	3.625%	4/22/29	7,600	8,432
America Movil SAB de CV	2.875%	5/7/30	1,500	1,583
America Movil SAB de CV	6.375%	3/1/35	8,615	12,444
America Movil SAB de CV	6.125%	11/15/37	2,850	4,012
America Movil SAB de CV	6.125%	3/30/40	16,336	23,328

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
America Movil SAB de CV	4.375%	7/16/42	9,675	11,792
America Movil SAB de CV	4.375%	4/22/49	12,780	15,548
American Tower Corp.	3.450%	9/15/21	7,675	7,950
American Tower Corp.	2.250%	1/15/22	3,150	3,228
American Tower Corp.	4.700%	3/15/22	5,000	5,345
American Tower Corp.	3.500%	1/31/23	27,228	29,093
American Tower Corp.	5.000%	2/15/24	10,707	12,198
American Tower Corp.	3.375%	5/15/24	7,330	7,965
American Tower Corp.	2.950%	1/15/25	2,500	2,700
American Tower Corp.	2.400%	3/15/25	7,300	7,690
American Tower Corp.	4.000%	6/1/25	3,525	3,968
American Tower Corp.	1.300%	9/15/25	4,270	4,274
American Tower Corp.	3.375%	10/15/26	10,670	11,834
American Tower Corp.	3.125%	1/15/27	4,590	4,967
American Tower Corp.	3.550%	7/15/27	7,860	8,707
American Tower Corp.	3.600%	1/15/28	2,219	2,454
American Tower Corp.	3.950%	3/15/29	10,750	12,229
American Tower Corp.	3.800%	8/15/29	14,110	16,049
American Tower Corp.	2.900%	1/15/30	7,000	7,454
American Tower Corp.	2.100%	6/15/30	6,000	5,977
American Tower Corp.	3.700%	10/15/49	6,300	6,890
American Tower Corp.	3.100%	6/15/50	6,475	6,308
AT&T Inc.	4.000%	1/15/22	7,160	7,580
AT&T Inc.	3.000%	2/15/22	7,950	8,248
AT&T Inc.	3.200%	3/1/22	10,325	10,779
AT&T Inc.	3.800%	3/15/22	15,254	16,115
AT&T Inc.	3.400%	6/15/22	6,501	6,834
AT&T Inc.	3.000%	6/30/22	22,805	23,770
AT&T Inc.	3.600%	2/17/23	16,405	17,570
AT&T Inc.	4.050%	12/15/23	4,340	4,800
AT&T Inc.	3.800%	3/1/24	10,967	12,016
AT&T Inc.	3.900%	3/11/24	8,000	8,797
AT&T Inc.	4.450%	4/1/24	11,779	13,195
AT&T Inc.	3.550%	6/1/24	5,200	5,639
AT&T Inc.	3.950%	1/15/25	3,000	3,342
AT&T Inc.	3.400%	5/15/25	43,504	47,655
AT&T Inc.	3.600%	7/15/25	28,900	32,002
AT&T Inc.	3.875%	1/15/26	22,066	24,782
AT&T Inc.	4.125%	2/17/26	18,000	20,442
AT&T Inc.	3.800%	2/15/27	14,500	16,257
AT&T Inc.	4.250%	3/1/27	16,658	18,936
AT&T Inc.	2.300%	6/1/27	22,330	22,901
AT&T Inc.	4.100%	2/15/28	17,444	19,852
AT&T Inc.	4.350%	3/1/29	25,600	29,573
AT&T Inc.	4.300%	2/15/30	18,966	22,003
AT&T Inc.	2.750%	6/1/31	33,000	34,014
AT&T Inc.	4.500%	5/15/35	27,975	32,942
AT&T Inc.	5.250%	3/1/37	24,620	30,266
AT&T Inc.	4.900%	8/15/37	19,625	23,370
AT&T Inc.	4.850%	3/1/39	10,600	12,852
AT&T Inc.	6.350%	3/15/40	8,700	11,793
AT&T Inc.	6.100%	7/15/40	2,000	2,694
AT&T Inc.	6.000%	8/15/40	2,470	3,322
AT&T Inc.	5.350%	9/1/40	28,053	34,885

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	6.375%	3/1/41	7,921	11,243
AT&T Inc.	3.500%	6/1/41	30,000	31,014
AT&T Inc.	5.550%	8/15/41	50	63
AT&T Inc.	5.375%	10/15/41	11,530	14,250
AT&T Inc.	5.150%	3/15/42	12,734	15,765
AT&T Inc.	4.900%	6/15/42	13,315	16,028
AT&T Inc.	4.300%	12/15/42	15,711	17,379
AT&T Inc.	5.350%	12/15/43	4,057	4,987
AT&T Inc.	4.650%	6/1/44	12,330	14,231
AT&T Inc.	4.800%	6/15/44	18,650	21,710
AT&T Inc.	4.350%	6/15/45	28,998	32,260
AT&T Inc.	4.750%	5/15/46	25,023	29,632
AT&T Inc.	5.150%	11/15/46	22,613	27,724
AT&T Inc.	5.450%	3/1/47	22,200	29,091
AT&T Inc.	4.500%	3/9/48	37,401	44,038
AT&T Inc.	4.550%	3/9/49	19,505	22,976
AT&T Inc.	5.150%	2/15/50	12,600	16,136
AT&T Inc.	3.650%	6/1/51	28,600	29,159
AT&T Inc.	5.700%	3/1/57	6,570	8,938
AT&T Inc.	5.300%	8/15/58	8,051	10,264
AT&T Inc.	3.850%	6/1/60	12,600	13,032
Bell Canada Inc.	4.300%	7/29/49	5,000	6,127
British Telecommunications plc	4.500%	12/4/23	5,150	5,695
British Telecommunications plc	5.125%	12/4/28	5,000	6,176
British Telecommunications plc	9.625%	12/15/30	20,651	33,758
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	9,550	10,302
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	30,000	32,001
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	9,505	10,519
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	40,600	46,549
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	21,080	22,963
Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	5,250	5,883
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	7,917	9,328
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	20,655	20,962
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	18,800	24,811
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	6,925	8,411
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	29,134	38,593
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	19,835	23,357
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	23,850	29,596
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	6,100	7,046

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	23,590	26,082
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	12,300	12,049
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	4,350	5,858
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,509
Comcast Corp.	3.125%	7/15/22	12,865	13,584
Comcast Corp.	2.750%	3/1/23	10,000	10,559
Comcast Corp.	3.000%	2/1/24	24,340	26,184
Comcast Corp.	3.600%	3/1/24	4,275	4,701
Comcast Corp.	3.700%	4/15/24	10,000	11,091
Comcast Corp.	3.375%	2/15/25	10,700	11,845
Comcast Corp.	3.100%	4/1/25	6,000	6,600
Comcast Corp.	3.375%	8/15/25	27,097	30,180
Comcast Corp.	3.950%	10/15/25	23,988	27,457
Comcast Corp.	3.150%	3/1/26	17,255	19,182
Comcast Corp.	2.350%	1/15/27	23,515	25,038
Comcast Corp.	3.300%	2/1/27	20,135	22,565
Comcast Corp.	3.300%	4/1/27	6,000	6,724
Comcast Corp.	3.150%	2/15/28	17,300	19,298
Comcast Corp.	4.150%	10/15/28	43,787	52,463
Comcast Corp.	2.650%	2/1/30	9,000	9,771
Comcast Corp.	3.400%	4/1/30	14,955	17,003
Comcast Corp.	4.250%	10/15/30	16,050	19,622
Comcast Corp.	1.950%	1/15/31	18,000	18,325
Comcast Corp.	4.250%	1/15/33	15,335	18,897
Comcast Corp.	7.050%	3/15/33	2,200	3,341
Comcast Corp.	4.200%	8/15/34	10,900	13,459
Comcast Corp.	5.650%	6/15/35	6,890	9,798
Comcast Corp.	4.400%	8/15/35	17,305	21,813
Comcast Corp.	6.500%	11/15/35	13,950	21,233
Comcast Corp.	3.200%	7/15/36	8,175	8,913
Comcast Corp.	6.450%	3/15/37	8,723	12,972
Comcast Corp.	6.950%	8/15/37	6,748	10,615
Comcast Corp.	3.900%	3/1/38	5,000	5,932
Comcast Corp.	6.400%	5/15/38	4,604	6,827
Comcast Corp.	4.600%	10/15/38	26,065	33,159
Comcast Corp.	6.550%	7/1/39	3,475	5,309
Comcast Corp.	3.250%	11/1/39	10,200	11,163
Comcast Corp.	6.400%	3/1/40	6,325	9,665
Comcast Corp.	3.750%	4/1/40	13,050	15,244
Comcast Corp.	4.650%	7/15/42	16,336	21,147
Comcast Corp.	4.500%	1/15/43	6,150	7,935
Comcast Corp.	4.600%	8/15/45	14,592	18,862
Comcast Corp.	3.400%	7/15/46	10,915	12,081
Comcast Corp.	4.000%	8/15/47	9,000	10,799
Comcast Corp.	3.969%	11/1/47	14,979	18,002
Comcast Corp.	4.000%	3/1/48	8,875	10,823
Comcast Corp.	4.700%	10/15/48	18,380	24,616
Comcast Corp.	3.999%	11/1/49	21,400	25,941
Comcast Corp.	3.450%	2/1/50	15,700	17,945
Comcast Corp.	2.800%	1/15/51	17,000	17,237
Comcast Corp.	4.049%	11/1/52	14,280	17,412

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Comcast Corp.	4.950%	10/15/58	20,760	29,505
Crown Castle International Corp.	2.250%	9/1/21	8,608	8,783
Crown Castle International Corp.	4.875%	4/15/22	7,500	8,061
Crown Castle International Corp.	5.250%	1/15/23	10,765	11,934
Crown Castle International Corp.	3.150%	7/15/23	5,525	5,876
Crown Castle International Corp.	3.200%	9/1/24	7,750	8,387
Crown Castle International Corp.	1.350%	7/15/25	4,000	4,004
Crown Castle International Corp.	4.450%	2/15/26	12,670	14,491
Crown Castle International Corp.	3.700%	6/15/26	19,130	21,303
Crown Castle International Corp.	4.000%	3/1/27	2,275	2,576
Crown Castle International Corp.	3.650%	9/1/27	10,000	11,158
Crown Castle International Corp.	3.800%	2/15/28	16,200	18,253
Crown Castle International Corp.	4.300%	2/15/29	827	958
Crown Castle International Corp.	3.100%	11/15/29	3,175	3,369
Crown Castle International Corp.	3.300%	7/1/30	5,780	6,309
Crown Castle International Corp.	2.250%	1/15/31	4,000	4,007
Crown Castle International Corp.	4.750%	5/15/47	4,200	5,190
Crown Castle International Corp.	5.200%	2/15/49	7,750	10,263
Crown Castle International Corp.	4.150%	7/1/50	4,320	4,889
Crown Castle International Corp.	3.250%	1/15/51	4,000	3,991
Deutsche Telekom International Finance BV	8.750%	6/15/30	29,833	46,489
Discovery Communications LLC	2.950%	3/20/23	7,900	8,316
Discovery Communications LLC	3.800%	3/13/24	3,640	3,944
Discovery Communications LLC	3.900%	11/15/24	7,525	8,232
Discovery Communications LLC	3.450%	3/15/25	5,061	5,457
Discovery Communications LLC	3.950%	6/15/25	4,768	5,243
Discovery Communications LLC	4.900%	3/11/26	9,000	10,340
Discovery Communications LLC	3.950%	3/20/28	14,714	16,483
Discovery Communications LLC	4.125%	5/15/29	6,000	6,840
Discovery Communications LLC	3.625%	5/15/30	9,300	10,151
Discovery Communications LLC	5.000%	9/20/37	13,900	16,185
Discovery Communications LLC	6.350%	6/1/40	6,615	8,897
Discovery Communications LLC	4.950%	5/15/42	7,971	8,968
Discovery Communications LLC	4.875%	4/1/43	7,665	8,749
Discovery Communications LLC	5.200%	9/20/47	9,554	11,106
Discovery Communications LLC	5.300%	5/15/49	6,385	7,654
Discovery Communications LLC	4.650%	5/15/50	9,620	10,930
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,687
Fox Corp.	3.666%	1/25/22	5,580	5,835
Fox Corp.	4.030%	1/25/24	13,265	14,665
Fox Corp.	3.050%	4/7/25	5,025	5,442
Fox Corp.	4.709%	1/25/29	12,325	14,796
Fox Corp.	3.500%	4/8/30	6,025	6,696
Fox Corp.	5.476%	1/25/39	13,500	18,036
Fox Corp.	5.576%	1/25/49	10,600	14,733
Grupo Televisa SAB	6.625%	3/18/25	2,025	2,379
Grupo Televisa SAB	4.625%	1/30/26	5,420	5,899
Grupo Televisa SAB	8.500%	3/11/32	275	400
Grupo Televisa SAB	6.625%	1/15/40	4,845	6,262
Grupo Televisa SAB	5.000%	5/13/45	20,160	22,247
Grupo Televisa SAB	5.250%	5/24/49	4,300	4,970
Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,075	1,115
Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,196	11,862
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,320	4,716

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	3,315
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	6,218
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	4,300	4,777
	Koninklijke KPN NV	8.375%	10/1/30	5,000	7,170
	Moody’s Corp.	2.750%	12/15/21	2,884	2,970
	Moody’s Corp.	4.500%	9/1/22	4,908	5,265
	Moody’s Corp.	4.875%	2/15/24	8,339	9,417
	Moody’s Corp.	3.250%	1/15/28	5,500	6,103
	Moody’s Corp.	5.250%	7/15/44	5,515	7,752
	Moody’s Corp.	3.250%	5/20/50	2,600	2,812
	NBCUniversal Media LLC	2.875%	1/15/23	24,149	25,599
	NBCUniversal Media LLC	6.400%	4/30/40	6,300	9,674
	NBCUniversal Media LLC	5.950%	4/1/41	3,395	4,986
	NBCUniversal Media LLC	4.450%	1/15/43	4,500	5,668
	Omnicom Group Inc.	2.450%	4/30/30	11,000	11,109
	Omnicom Group Inc.	4.200%	6/1/30	7,900	9,179
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	12,051	12,714
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,375	8,108
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	12,675	14,160
	Orange SA	4.125%	9/14/21	14,622	15,243
	Orange SA	9.000%	3/1/31	16,090	26,135
	Orange SA	5.375%	1/13/42	11,690	16,195
	Orange SA	5.500%	2/6/44	10,815	15,606
	RELX Capital Inc.	3.500%	3/16/23	6,300	6,707
	RELX Capital Inc.	4.000%	3/18/29	4,000	4,625
	RELX Capital Inc.	3.000%	5/22/30	5,398	5,812
	Rogers Communications Inc.	3.000%	3/15/23	5,000	5,298
	Rogers Communications Inc.	4.100%	10/1/23	6,400	7,085
	Rogers Communications Inc.	3.625%	12/15/25	5,435	6,132
	Rogers Communications Inc.	2.900%	11/15/26	1,500	1,640
	Rogers Communications Inc.	7.500%	8/15/38	300	448
	Rogers Communications Inc.	4.500%	3/15/43	7,615	9,280
	Rogers Communications Inc.	5.000%	3/15/44	5,000	6,439
	Rogers Communications Inc.	4.300%	2/15/48	4,850	5,821
	Rogers Communications Inc.	4.350%	5/1/49	16,050	19,633
	Rogers Communications Inc.	3.700%	11/15/49	2,400	2,623
	S&P Global Inc.	4.000%	6/15/25	6,225	7,134
	S&P Global Inc.	4.400%	2/15/26	8,100	9,532
	S&P Global Inc.	2.500%	12/1/29	5,300	5,753
	S&P Global Inc.	4.500%	5/15/48	3,700	4,868
	S&P Global Inc.	3.250%	12/1/49	6,500	7,177
[6]	T-Mobile USA Inc.	3.500%	4/15/25	26,000	28,295
[6]	T-Mobile USA Inc.	1.500%	2/15/26	8,000	7,967
[6]	T-Mobile USA Inc.	3.750%	4/15/27	34,200	37,812
[6]	T-Mobile USA Inc.	2.050%	2/15/28	8,000	7,979
[6]	T-Mobile USA Inc.	3.875%	4/15/30	63,215	70,035
[6]	T-Mobile USA Inc.	2.550%	2/15/31	12,500	12,457
[6]	T-Mobile USA Inc.	4.375%	4/15/40	23,450	26,776
[6]	T-Mobile USA Inc.	4.500%	4/15/50	29,805	34,769
	TCI Communications Inc.	7.875%	2/15/26	1,675	2,276
	TCI Communications Inc.	7.125%	2/15/28	725	1,004
	Telefonica Emisiones SAU	4.570%	4/27/23	5,875	6,411
	Telefonica Emisiones SAU	4.103%	3/8/27	17,075	19,439
	Telefonica Emisiones SAU	7.045%	6/20/36	15,972	23,061

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Telefonica Emisiones SAU	4.665%	3/6/38	9,670	11,520
Telefonica Emisiones SAU	5.213%	3/8/47	24,482	30,725
Telefonica Emisiones SAU	4.895%	3/6/48	15,143	18,126
Telefonica Emisiones SAU	5.520%	3/1/49	10,895	14,252
Telefonica Europe BV	8.250%	9/15/30	8,362	12,758
TELUS Corp.	2.800%	2/16/27	8,525	8,942
TELUS Corp.	4.300%	6/15/49	5,970	7,049
Thomson Reuters Corp.	4.300%	11/23/23	4,515	4,970
Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,762
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,872
Thomson Reuters Corp.	5.850%	4/15/40	4,111	5,166
Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,693
Time Warner Cable LLC	4.000%	9/1/21	10,125	10,395
Time Warner Cable LLC	6.550%	5/1/37	14,905	19,592
Time Warner Cable LLC	7.300%	7/1/38	10,248	14,226
Time Warner Cable LLC	6.750%	6/15/39	18,092	24,025
Time Warner Cable LLC	5.875%	11/15/40	7,810	9,617
Time Warner Cable LLC	5.500%	9/1/41	9,070	10,985
Time Warner Cable LLC	4.500%	9/15/42	9,460	10,142
Time Warner Entertainment Co. LP	8.375%	7/15/33	4,175	6,272
TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	277
Verizon Communications Inc.	2.946%	3/15/22	8,253	8,600
Verizon Communications Inc.	2.450%	11/1/22	11,550	12,010
Verizon Communications Inc.	5.150%	9/15/23	21,596	24,594
Verizon Communications Inc.	3.500%	11/1/24	14,266	15,703
Verizon Communications Inc.	3.376%	2/15/25	20,500	22,744
Verizon Communications Inc.	2.625%	8/15/26	22,800	24,681
Verizon Communications Inc.	4.125%	3/16/27	38,725	45,442
Verizon Communications Inc.	3.000%	3/22/27	6,000	6,623
Verizon Communications Inc.	4.329%	9/21/28	42,914	51,642
Verizon Communications Inc.	4.016%	12/3/29	39,264	46,907
Verizon Communications Inc.	3.150%	3/22/30	18,595	20,828
Verizon Communications Inc.	4.500%	8/10/33	30,744	38,139
Verizon Communications Inc.	4.400%	11/1/34	28,630	35,253
Verizon Communications Inc.	4.272%	1/15/36	18,651	23,071
Verizon Communications Inc.	5.250%	3/16/37	23,230	31,252
Verizon Communications Inc.	4.812%	3/15/39	12,935	16,880
Verizon Communications Inc.	4.750%	11/1/41	9,350	12,205
Verizon Communications Inc.	3.850%	11/1/42	9,974	11,839
Verizon Communications Inc.	4.125%	8/15/46	9,730	11,951
Verizon Communications Inc.	4.862%	8/21/46	36,320	49,365
Verizon Communications Inc.	5.500%	3/16/47	11,638	17,122
Verizon Communications Inc.	4.522%	9/15/48	40,867	53,918
Verizon Communications Inc.	5.012%	4/15/49	19,268	26,478
Verizon Communications Inc.	4.000%	3/22/50	10,350	12,952
Verizon Communications Inc.	4.672%	3/15/55	24,000	32,139
ViacomCBS Inc.	3.375%	3/1/22	500	518
ViacomCBS Inc.	2.900%	6/1/23	3,550	3,738
ViacomCBS Inc.	4.250%	9/1/23	21,450	23,334
ViacomCBS Inc.	3.875%	4/1/24	4,989	5,368
ViacomCBS Inc.	3.700%	8/15/24	5,125	5,568
ViacomCBS Inc.	3.500%	1/15/25	4,825	5,231
ViacomCBS Inc.	4.750%	5/15/25	11,000	12,577
ViacomCBS Inc.	4.000%	1/15/26	3,000	3,361

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ViacomCBS Inc.	2.900%	1/15/27	17,869	18,735
ViacomCBS Inc.	3.375%	2/15/28	4,075	4,327
ViacomCBS Inc.	3.700%	6/1/28	7,919	8,582
ViacomCBS Inc.	4.950%	1/15/31	18,900	22,124
ViacomCBS Inc.	4.200%	5/19/32	13,000	14,478
ViacomCBS Inc.	5.500%	5/15/33	3,700	4,434
ViacomCBS Inc.	6.875%	4/30/36	4,610	6,232
ViacomCBS Inc.	5.900%	10/15/40	2,525	2,999
ViacomCBS Inc.	4.850%	7/1/42	10,293	10,926
ViacomCBS Inc.	4.375%	3/15/43	11,340	11,831
ViacomCBS Inc.	5.850%	9/1/43	15,499	18,223
ViacomCBS Inc.	4.900%	8/15/44	5,040	5,476
ViacomCBS Inc.	4.600%	1/15/45	900	942
ViacomCBS Inc.	4.950%	5/19/50	9,000	10,040
Vodafone Group plc	3.750%	1/16/24	33,250	36,335
Vodafone Group plc	4.125%	5/30/25	16,125	18,233
Vodafone Group plc	4.375%	5/30/28	26,955	31,887
Vodafone Group plc	7.875%	2/15/30	1,163	1,676
Vodafone Group plc	6.250%	11/30/32	5,145	6,932
Vodafone Group plc	6.150%	2/27/37	2,495	3,469
Vodafone Group plc	5.000%	5/30/38	21,219	26,474
Vodafone Group plc	4.375%	2/19/43	15,155	17,512
Vodafone Group plc	5.250%	5/30/48	25,910	33,721
Vodafone Group plc	4.875%	6/19/49	15,949	19,959
Vodafone Group plc	4.250%	9/17/50	15,765	18,731
Walt Disney Co.	2.550%	2/15/22	2,950	3,041
Walt Disney Co.	2.450%	3/4/22	8,000	8,253
Walt Disney Co.	3.000%	9/15/22	22,439	23,668
Walt Disney Co.	2.350%	12/1/22	2,300	2,401
Walt Disney Co.	1.750%	8/30/24	1,230	1,274
Walt Disney Co.	3.700%	9/15/24	10,176	11,302
Walt Disney Co.	3.350%	3/24/25	13,690	15,168
Walt Disney Co.	3.150%	9/17/25	3,800	4,196
Walt Disney Co.	3.700%	10/15/25	8,810	9,929
Walt Disney Co.	1.750%	1/13/26	11,250	11,587
Walt Disney Co.	3.000%	2/13/26	13,285	14,601
Walt Disney Co.	1.850%	7/30/26	21,720	22,424
Walt Disney Co.	3.375%	11/15/26	8,060	9,065
Walt Disney Co.	3.700%	3/23/27	4,000	4,575
Walt Disney Co.	2.200%	1/13/28	8,400	8,768
Walt Disney Co.	2.000%	9/1/29	15,400	15,708
Walt Disney Co.	3.800%	3/22/30	10,375	12,079
Walt Disney Co.	2.650%	1/13/31	28,775	30,531
Walt Disney Co.	7.000%	3/1/32	2,925	4,357
Walt Disney Co.	6.550%	3/15/33	2,415	3,565
Walt Disney Co.	6.200%	12/15/34	9,795	14,339
Walt Disney Co.	6.400%	12/15/35	12,950	19,292
Walt Disney Co.	6.150%	3/1/37	14,208	20,413
Walt Disney Co.	6.650%	11/15/37	6,876	10,291
Walt Disney Co.	4.625%	3/23/40	3,010	3,746
Walt Disney Co.	3.500%	5/13/40	14,970	16,343
Walt Disney Co.	4.375%	8/16/41	3,310	4,066
Walt Disney Co.	4.125%	12/1/41	11,701	13,809
Walt Disney Co.	3.700%	12/1/42	8,195	9,106

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Walt Disney Co.	5.400%	10/1/43	6,133	8,497
	Walt Disney Co.	4.750%	9/15/44	11,795	14,923
	Walt Disney Co.	2.750%	9/1/49	9,750	9,466
	Walt Disney Co.	4.700%	3/23/50	18,045	23,410
	Walt Disney Co.	3.600%	1/13/51	24,125	26,899
	Walt Disney Co.	3.800%	5/13/60	13,375	15,518
	Weibo Corp.	3.500%	7/5/24	6,875	7,094
	WPP Finance 2010	3.625%	9/7/22	4,400	4,575
	WPP Finance 2010	3.750%	9/19/24	4,490	4,835

	Consumer Cyclical (2.1%)
	Advance Auto Parts Inc.	4.500%	1/15/22	325	339
	Advance Auto Parts Inc.	4.500%	12/1/23	1,850	2,006
[6]	Advance Auto Parts Inc.	3.900%	4/15/30	11,800	12,629
	Alibaba Group Holding Ltd.	3.125%	11/28/21	10,185	10,426
	Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,930
	Alibaba Group Holding Ltd.	3.600%	11/28/24	14,890	16,201
	Alibaba Group Holding Ltd.	3.400%	12/6/27	18,425	20,347
	Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	6,981
	Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	12,321
	Alibaba Group Holding Ltd.	4.200%	12/6/47	18,875	22,979
	Alibaba Group Holding Ltd.	4.400%	12/6/57	9,000	11,497
	Amazon.com Inc.	3.300%	12/5/21	7,999	8,308
	Amazon.com Inc.	2.500%	11/29/22	8,505	8,907
	Amazon.com Inc.	2.400%	2/22/23	14,620	15,360
	Amazon.com Inc.	0.400%	6/3/23	16,600	16,589
	Amazon.com Inc.	2.800%	8/22/24	2,000	2,170
	Amazon.com Inc.	3.800%	12/5/24	3,301	3,748
	Amazon.com Inc.	0.800%	6/3/25	6,200	6,248
	Amazon.com Inc.	5.200%	12/3/25	11,460	13,995
	Amazon.com Inc.	1.200%	6/3/27	8,000	8,066
	Amazon.com Inc.	3.150%	8/22/27	27,705	31,554
	Amazon.com Inc.	1.500%	6/3/30	18,000	18,243
	Amazon.com Inc.	4.800%	12/5/34	13,670	18,600
	Amazon.com Inc.	3.875%	8/22/37	27,490	33,941
	Amazon.com Inc.	4.950%	12/5/44	12,485	17,725
	Amazon.com Inc.	4.050%	8/22/47	28,330	36,843
	Amazon.com Inc.	2.500%	6/3/50	21,300	21,573
	Amazon.com Inc.	4.250%	8/22/57	20,175	26,952
	Amazon.com Inc.	2.700%	6/3/60	17,000	17,304
	American Honda Finance Corp.	1.650%	7/12/21	4,450	4,500
	American Honda Finance Corp.	1.700%	9/9/21	16,925	17,153
	American Honda Finance Corp.	3.375%	12/10/21	3,500	3,634
	American Honda Finance Corp.	1.950%	5/20/22	5,640	5,762
	American Honda Finance Corp.	2.200%	6/27/22	6,250	6,421
	American Honda Finance Corp.	2.600%	11/16/22	4,825	5,028
	American Honda Finance Corp.	1.950%	5/10/23	21,100	21,801
	American Honda Finance Corp.	3.450%	7/14/23	4,130	4,441
	American Honda Finance Corp.	3.625%	10/10/23	4,175	4,535
	American Honda Finance Corp.	2.900%	2/16/24	6,100	6,494
	American Honda Finance Corp.	2.400%	6/27/24	4,200	4,406
	American Honda Finance Corp.	2.150%	9/10/24	6,000	6,248
	American Honda Finance Corp.	2.300%	9/9/26	3,650	3,879
	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,554

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	American Honda Finance Corp.	3.500%	2/15/28	2,000	2,252
	Aptiv Corp.	4.150%	3/15/24	8,355	8,856
	Aptiv plc	4.250%	1/15/26	2,550	2,814
	Aptiv plc	4.350%	3/15/29	1,400	1,498
	Aptiv plc	4.400%	10/1/46	4,825	4,672
	Aptiv plc	5.400%	3/15/49	3,890	4,097
	Automatic Data Processing Inc.	3.375%	9/15/25	8,850	9,933
	AutoNation Inc.	3.500%	11/15/24	2,300	2,371
	AutoNation Inc.	4.500%	10/1/25	9,905	10,649
	AutoNation Inc.	3.800%	11/15/27	6,075	6,300
	AutoZone Inc.	3.700%	4/15/22	8,325	8,700
	AutoZone Inc.	2.875%	1/15/23	3,080	3,192
	AutoZone Inc.	3.125%	4/18/24	1,900	2,042
	AutoZone Inc.	3.250%	4/15/25	13,444	14,751
	AutoZone Inc.	3.625%	4/15/25	205	229
	AutoZone Inc.	3.125%	4/21/26	5,200	5,724
	AutoZone Inc.	3.750%	6/1/27	5,500	6,175
	AutoZone Inc.	3.750%	4/18/29	3,665	4,171
	AutoZone Inc.	4.000%	4/15/30	15,200	17,582
	Best Buy Co. Inc.	5.500%	3/15/21	554	566
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	10,429
	Block Financial LLC	5.500%	11/1/22	5,000	5,321
	Block Financial LLC	5.250%	10/1/25	13,075	14,346
[6]	BMW US Capital LLC	4.150%	4/9/30	1,000	1,153
	Booking Holdings Inc.	2.750%	3/15/23	2,275	2,379
	Booking Holdings Inc.	3.650%	3/15/25	7,850	8,600
	Booking Holdings Inc.	4.100%	4/13/25	4,000	4,490
	Booking Holdings Inc.	3.600%	6/1/26	11,245	12,337
	Booking Holdings Inc.	4.500%	4/13/27	5,400	6,198
	Booking Holdings Inc.	3.550%	3/15/28	170	186
	Booking Holdings Inc.	4.625%	4/13/30	20,000	23,411
	BorgWarner Inc.	3.375%	3/15/25	2,763	2,926
	BorgWarner Inc.	2.650%	7/1/27	1,000	1,025
	BorgWarner Inc.	4.375%	3/15/45	3,965	4,180
	Costco Wholesale Corp.	2.300%	5/18/22	10,375	10,730
	Costco Wholesale Corp.	2.750%	5/18/24	10,000	10,853
	Costco Wholesale Corp.	3.000%	5/18/27	6,407	7,210
	Costco Wholesale Corp.	1.375%	6/20/27	16,620	16,997
	Costco Wholesale Corp.	1.600%	4/20/30	29,000	29,277
	Costco Wholesale Corp.	1.750%	4/20/32	9,300	9,416
	Cummins Inc.	3.650%	10/1/23	2,790	3,045
	Cummins Inc.	7.125%	3/1/28	100	137
	Cummins Inc.	4.875%	10/1/43	7,190	9,392
[6]	Daimler Finance North America LLC	2.625%	3/10/30	1,000	990
	Daimler Finance North America LLC	8.500%	1/18/31	8,820	13,338
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,389
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,655
	Dollar General Corp.	3.250%	4/15/23	9,468	10,105
	Dollar General Corp.	4.150%	11/1/25	7,100	8,210
	Dollar General Corp.	3.875%	4/15/27	5,525	6,350
	Dollar General Corp.	4.125%	5/1/28	4,400	5,156
	Dollar General Corp.	3.500%	4/3/30	3,475	3,896
	Dollar General Corp.	4.125%	4/3/50	10,774	12,883
	Dollar Tree Inc.	3.700%	5/15/23	4,500	4,823

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dollar Tree Inc.	4.000%	5/15/25	12,815	14,430
Dollar Tree Inc.	4.200%	5/15/28	6,270	7,289
DR Horton Inc.	2.550%	12/1/20	875	881
DR Horton Inc.	4.375%	9/15/22	9,706	10,270
DR Horton Inc.	4.750%	2/15/23	3,675	3,971
DR Horton Inc.	5.750%	8/15/23	4,050	4,547
DR Horton Inc.	2.500%	10/15/24	5,030	5,253
DR Horton Inc.	2.600%	10/15/25	2,500	2,630
eBay Inc.	3.800%	3/9/22	5,675	5,958
eBay Inc.	2.600%	7/15/22	5,030	5,195
eBay Inc.	2.750%	1/30/23	7,400	7,729
eBay Inc.	1.900%	3/11/25	14,899	15,399
eBay Inc.	3.600%	6/5/27	6,000	6,770
eBay Inc.	2.700%	3/11/30	11,675	12,282
Expedia Group Inc.	5.000%	2/15/26	5,315	5,474
Expedia Group Inc.	3.800%	2/15/28	5,870	5,650
Expedia Group Inc.	3.250%	2/15/30	6,355	5,926
Ford Foundation	2.415%	6/1/50	1,675	1,704
Ford Foundation	2.815%	6/1/70	2,350	2,436
General Motors Co.	4.875%	10/2/23	20,533	21,923
General Motors Co.	5.400%	10/2/23	11,000	11,897
General Motors Co.	4.000%	4/1/25	11,489	11,904
General Motors Co.	6.125%	10/1/25	25,500	28,591
General Motors Co.	4.200%	10/1/27	5,700	5,815
General Motors Co.	6.800%	10/1/27	9,400	10,918
General Motors Co.	5.000%	10/1/28	6,075	6,469
General Motors Co.	5.000%	4/1/35	5,805	5,828
General Motors Co.	6.600%	4/1/36	7,336	7,925
General Motors Co.	5.150%	4/1/38	8,790	8,504
General Motors Co.	6.250%	10/2/43	12,500	13,281
General Motors Co.	5.200%	4/1/45	13,096	12,664
General Motors Co.	6.750%	4/1/46	5,965	6,508
General Motors Co.	5.400%	4/1/48	8,100	8,002
General Motors Co.	5.950%	4/1/49	2,850	2,984
General Motors Financial Co. Inc.	4.200%	3/1/21	8,065	8,166
General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,631
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,476
General Motors Financial Co. Inc.	4.375%	9/25/21	3,440	3,534
General Motors Financial Co. Inc.	4.200%	11/6/21	4,050	4,145
General Motors Financial Co. Inc.	3.450%	1/14/22	6,765	6,881
General Motors Financial Co. Inc.	3.450%	4/10/22	20,089	20,468
General Motors Financial Co. Inc.	3.150%	6/30/22	3,225	3,271
General Motors Financial Co. Inc.	3.550%	7/8/22	10,000	10,234
General Motors Financial Co. Inc.	3.250%	1/5/23	1,175	1,198
General Motors Financial Co. Inc.	5.200%	3/20/23	10,500	11,221
General Motors Financial Co. Inc.	3.700%	5/9/23	9,930	10,211
General Motors Financial Co. Inc.	4.250%	5/15/23	9,768	10,189
General Motors Financial Co. Inc.	4.150%	6/19/23	8,000	8,345
General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,234
General Motors Financial Co. Inc.	3.950%	4/13/24	3,703	3,811
General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	17,319
General Motors Financial Co. Inc.	4.000%	1/15/25	7,278	7,565
General Motors Financial Co. Inc.	2.900%	2/26/25	10,605	10,545
General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	11,168

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,260
General Motors Financial Co. Inc.	4.300%	7/13/25	125	131
General Motors Financial Co. Inc.	5.250%	3/1/26	6,871	7,470
General Motors Financial Co. Inc.	4.000%	10/6/26	5,873	6,064
General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	18,642
General Motors Financial Co. Inc.	3.850%	1/5/28	4,375	4,355
General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,538
General Motors Financial Co. Inc.	3.600%	6/21/30	3,000	2,911
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,000	5,325
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,354	10,183
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,406	9,199
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	750	821
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	5,225	5,643
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	5,750	5,683
Harley-Davidson Inc.	4.625%	7/28/45	3,485	3,646
Harman International Industries Inc.	4.150%	5/15/25	3,475	3,784
Home Depot Inc.	3.250%	3/1/22	9,400	9,859
Home Depot Inc.	2.625%	6/1/22	8,494	8,866
Home Depot Inc.	2.700%	4/1/23	3,300	3,485
Home Depot Inc.	3.750%	2/15/24	1,934	2,142
Home Depot Inc.	3.350%	9/15/25	3,000	3,377
Home Depot Inc.	3.000%	4/1/26	14,400	16,107
Home Depot Inc.	2.500%	4/15/27	11,115	12,170
Home Depot Inc.	2.800%	9/14/27	5,480	6,116
Home Depot Inc.	3.900%	12/6/28	2,190	2,623
Home Depot Inc.	2.950%	6/15/29	14,930	16,756
Home Depot Inc.	2.700%	4/15/30	39,205	43,060
Home Depot Inc.	5.875%	12/16/36	26,456	39,061
Home Depot Inc.	3.300%	4/15/40	32,900	37,215
Home Depot Inc.	5.950%	4/1/41	6,000	9,025
Home Depot Inc.	4.200%	4/1/43	10,625	13,096
Home Depot Inc.	4.875%	2/15/44	936	1,268
Home Depot Inc.	4.400%	3/15/45	7,525	9,543
Home Depot Inc.	4.250%	4/1/46	11,580	14,532
Home Depot Inc.	3.900%	6/15/47	8,680	10,498
Home Depot Inc.	4.500%	12/6/48	8,095	10,734
Home Depot Inc.	3.125%	12/15/49	23,055	25,208
Home Depot Inc.	3.350%	4/15/50	10,000	11,468
Home Depot Inc.	3.500%	9/15/56	8,195	9,484
Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,206
Hyatt Hotels Corp.	4.850%	3/15/26	2,125	2,200
Hyatt Hotels Corp.	4.375%	9/15/28	3,805	3,861
IHC Health Services Inc.	4.131%	5/15/48	3,500	4,537
IHS Markit Ltd.	3.625%	5/1/24	7,000	7,507
IHS Markit Ltd.	4.750%	8/1/28	8,865	10,416
IHS Markit Ltd.	4.250%	5/1/29	4,200	4,804
JD.com Inc.	3.125%	4/29/21	796	805
JD.com Inc.	3.875%	4/29/26	4,077	4,478
JD.com Inc.	3.375%	1/14/30	3,100	3,307
JD.com Inc.	4.125%	1/14/50	2,100	2,273
Kohl’s Corp.	3.250%	2/1/23	1,700	1,640
Kohl’s Corp.	4.750%	12/15/23	1,062	1,031
Kohl’s Corp.	4.250%	7/17/25	6,577	6,413
Kohl’s Corp.	5.550%	7/17/45	3,650	3,207

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Las Vegas Sands Corp.	3.200%	8/8/24	8,230	8,158
Las Vegas Sands Corp.	2.900%	6/25/25	6,463	6,269
Las Vegas Sands Corp.	3.500%	8/18/26	6,430	6,406
Las Vegas Sands Corp.	3.900%	8/8/29	3,200	3,160
Lear Corp.	4.250%	5/15/29	6,850	7,043
Lear Corp.	3.500%	5/30/30	3,800	3,754
Lear Corp.	5.250%	5/15/49	5,540	5,717
Lowe’s Cos. Inc.	3.800%	11/15/21	2,675	2,777
Lowe’s Cos. Inc.	3.120%	4/15/22	1,875	1,951
Lowe’s Cos. Inc.	3.875%	9/15/23	8,844	9,702
Lowe’s Cos. Inc.	3.125%	9/15/24	2,900	3,157
Lowe’s Cos. Inc.	4.000%	4/15/25	8,697	9,897
Lowe’s Cos. Inc.	3.375%	9/15/25	12,835	14,346
Lowe’s Cos. Inc.	2.500%	4/15/26	19,425	21,006
Lowe’s Cos. Inc.	3.100%	5/3/27	2,800	3,109
Lowe’s Cos. Inc.	6.500%	3/15/29	267	358
Lowe’s Cos. Inc.	3.650%	4/5/29	6,580	7,516
Lowe’s Cos. Inc.	4.500%	4/15/30	11,555	14,013
Lowe’s Cos. Inc.	5.000%	4/15/40	6,275	8,121
Lowe’s Cos. Inc.	4.650%	4/15/42	7,075	8,875
Lowe’s Cos. Inc.	4.250%	9/15/44	1,950	2,295
Lowe’s Cos. Inc.	4.375%	9/15/45	6,075	7,223
Lowe’s Cos. Inc.	3.700%	4/15/46	10,025	11,178
Lowe’s Cos. Inc.	4.050%	5/3/47	10,622	12,436
Lowe’s Cos. Inc.	4.550%	4/5/49	9,520	11,958
Lowe’s Cos. Inc.	5.125%	4/15/50	14,442	19,933
Magna International Inc.	3.625%	6/15/24	9,445	10,293
Magna International Inc.	4.150%	10/1/25	2,775	3,085
Magna International Inc.	2.450%	6/15/30	5,000	5,090
Marriott International Inc.	3.125%	10/15/21	4,825	4,831
Marriott International Inc.	3.250%	9/15/22	3,525	3,528
Marriott International Inc.	3.750%	3/15/25	7,359	7,349
Marriott International Inc.	5.750%	5/1/25	1,392	1,516
Marriott International Inc.	3.750%	10/1/25	2,190	2,182
Marriott International Inc.	3.125%	6/15/26	8,235	8,009
Marriott International Inc.	4.650%	12/1/28	1,500	1,542
Marriott International Inc.	4.625%	6/15/30	5,000	5,195
Mastercard Inc.	2.000%	11/21/21	5,230	5,335
Mastercard Inc.	3.375%	4/1/24	13,320	14,746
Mastercard Inc.	2.000%	3/3/25	20,320	21,518
Mastercard Inc.	2.950%	11/21/26	7,800	8,733
Mastercard Inc.	3.300%	3/26/27	8,500	9,613
Mastercard Inc.	3.500%	2/26/28	3,670	4,213
Mastercard Inc.	2.950%	6/1/29	8,575	9,614
Mastercard Inc.	3.350%	3/26/30	11,000	12,679
Mastercard Inc.	3.800%	11/21/46	5,850	7,084
Mastercard Inc.	3.950%	2/26/48	5,030	6,264
Mastercard Inc.	3.650%	6/1/49	2,030	2,446
Mastercard Inc.	3.850%	3/26/50	18,566	23,142
McDonald’s Corp.	3.625%	5/20/21	1,750	1,799
McDonald’s Corp.	2.625%	1/15/22	6,265	6,468
McDonald’s Corp.	3.350%	4/1/23	11,981	12,839
McDonald’s Corp.	3.375%	5/26/25	11,405	12,651
McDonald’s Corp.	3.300%	7/1/25	6,000	6,655

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
McDonald’s Corp.	3.700%	1/30/26	22,340	25,374
McDonald’s Corp.	3.500%	3/1/27	8,960	10,141
McDonald’s Corp.	3.500%	7/1/27	9,000	10,201
McDonald’s Corp.	3.800%	4/1/28	2,933	3,411
McDonald’s Corp.	2.625%	9/1/29	7,960	8,511
McDonald’s Corp.	2.125%	3/1/30	6,705	6,881
McDonald’s Corp.	3.600%	7/1/30	24,716	28,406
McDonald’s Corp.	4.700%	12/9/35	7,900	10,030
McDonald’s Corp.	6.300%	10/15/37	425	616
McDonald’s Corp.	6.300%	3/1/38	3,925	5,734
McDonald’s Corp.	5.700%	2/1/39	5,175	7,197
McDonald’s Corp.	3.700%	2/15/42	4,175	4,627
McDonald’s Corp.	3.625%	5/1/43	4,300	4,709
McDonald’s Corp.	4.600%	5/26/45	6,860	8,420
McDonald’s Corp.	4.875%	12/9/45	15,500	20,036
McDonald’s Corp.	4.450%	3/1/47	8,890	10,878
McDonald’s Corp.	4.450%	9/1/48	7,755	9,567
McDonald’s Corp.	3.625%	9/1/49	14,800	16,355
McDonald’s Corp.	4.200%	4/1/50	6,000	7,257
NIKE Inc.	2.250%	5/1/23	3,625	3,815
NIKE Inc.	2.400%	3/27/25	4,125	4,442
NIKE Inc.	2.375%	11/1/26	11,270	12,277
NIKE Inc.	2.750%	3/27/27	8,300	9,110
NIKE Inc.	2.850%	3/27/30	11,950	13,262
NIKE Inc.	3.250%	3/27/40	8,750	9,779
NIKE Inc.	3.625%	5/1/43	6,025	7,026
NIKE Inc.	3.875%	11/1/45	10,575	12,745
NIKE Inc.	3.375%	11/1/46	4,125	4,612
NIKE Inc.	3.375%	3/27/50	17,197	19,894
Nordstrom Inc.	4.000%	10/15/21	5,315	5,319
Nordstrom Inc.	4.000%	3/15/27	5,825	4,835
Nordstrom Inc.	6.950%	3/15/28	1,540	1,492
Nordstrom Inc.	4.375%	4/1/30	4,818	3,806
Nordstrom Inc.	5.000%	1/15/44	4,295	3,168
NVR Inc.	3.950%	9/15/22	16,588	17,686
NVR Inc.	3.000%	5/15/30	5,072	5,297
O’Reilly Automotive Inc.	4.625%	9/15/21	125	130
O’Reilly Automotive Inc.	3.800%	9/1/22	4,979	5,204
O’Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,374
O’Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,735
O’Reilly Automotive Inc.	3.600%	9/1/27	11,795	13,270
O’Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,961
O’Reilly Automotive Inc.	4.200%	4/1/30	3,000	3,515
PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,519
PACCAR Financial Corp.	3.150%	8/9/21	4,000	4,110
PACCAR Financial Corp.	2.850%	3/1/22	1,500	1,552
PACCAR Financial Corp.	2.650%	5/10/22	5,000	5,181
PACCAR Financial Corp.	2.300%	8/10/22	2,300	2,377
PACCAR Financial Corp.	2.000%	9/26/22	1,000	1,031
PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,585
PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,679
PACCAR Financial Corp.	1.800%	2/6/25	2,800	2,913
Ralph Lauren Corp.	1.700%	6/15/22	2,500	2,541
Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,277

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ralph Lauren Corp.	2.950%	6/15/30	6,000	6,134
	Ross Stores Inc.	4.600%	4/15/25	6,640	7,617
	Ross Stores Inc.	4.700%	4/15/27	6,100	7,093
	Ross Stores Inc.	4.800%	4/15/30	5,100	6,110
	Ross Stores Inc.	5.450%	4/15/50	7,300	9,406
	Sands China Ltd.	4.600%	8/8/23	15,935	16,732
	Sands China Ltd.	5.125%	8/8/25	13,800	14,973
	Sands China Ltd.	5.400%	8/8/28	15,650	17,391
[6]	Sands China Ltd.	4.375%	6/18/30	3,200	3,328
	Starbucks Corp.	1.300%	5/7/22	2,000	2,026
	Starbucks Corp.	2.700%	6/15/22	2,920	3,033
	Starbucks Corp.	3.100%	3/1/23	11,735	12,489
	Starbucks Corp.	3.850%	10/1/23	5,400	5,902
	Starbucks Corp.	3.800%	8/15/25	580	654
	Starbucks Corp.	2.450%	6/15/26	11,585	12,390
	Starbucks Corp.	3.500%	3/1/28	5,575	6,281
	Starbucks Corp.	4.000%	11/15/28	7,100	8,306
	Starbucks Corp.	3.550%	8/15/29	4,950	5,641
	Starbucks Corp.	2.550%	11/15/30	18,700	19,629
	Starbucks Corp.	4.300%	6/15/45	1,800	2,067
	Starbucks Corp.	3.750%	12/1/47	1,000	1,075
	Starbucks Corp.	4.500%	11/15/48	14,375	17,328
	Starbucks Corp.	4.450%	8/15/49	8,000	9,666
	Starbucks Corp.	3.350%	3/12/50	8,000	8,244
	Starbucks Corp.	3.500%	11/15/50	10,700	11,270
	Tapestry Inc.	3.000%	7/15/22	2,850	2,803
	Tapestry Inc.	4.250%	4/1/25	4,178	4,049
	Tapestry Inc.	4.125%	7/15/27	6,520	6,124
	Target Corp.	2.900%	1/15/22	9,305	9,678
	Target Corp.	3.500%	7/1/24	9,386	10,485
	Target Corp.	2.250%	4/15/25	13,506	14,458
	Target Corp.	2.500%	4/15/26	4,290	4,711
	Target Corp.	3.375%	4/15/29	6,750	7,777
	Target Corp.	2.350%	2/15/30	3,730	3,985
	Target Corp.	2.650%	9/15/30	15,093	16,572
	Target Corp.	6.350%	11/1/32	2,180	3,165
	Target Corp.	6.500%	10/15/37	5,208	8,094
	Target Corp.	7.000%	1/15/38	3,725	6,012
	Target Corp.	4.000%	7/1/42	7,600	9,552
	Target Corp.	3.625%	4/15/46	12,865	15,699
	Target Corp.	3.900%	11/15/47	7,000	8,891
	TJX Cos. Inc.	2.500%	5/15/23	5,798	6,075
	TJX Cos. Inc.	3.500%	4/15/25	3,000	3,338
	TJX Cos. Inc.	2.250%	9/15/26	10,275	10,962
	TJX Cos. Inc.	3.750%	4/15/27	13,000	14,868
	TJX Cos. Inc.	3.875%	4/15/30	13,164	15,458
	TJX Cos. Inc.	4.500%	4/15/50	14,200	18,193
	Toyota Motor Corp.	3.183%	7/20/21	7,000	7,188
	Toyota Motor Corp.	2.157%	7/2/22	5,485	5,651
	Toyota Motor Corp.	3.419%	7/20/23	8,500	9,176
	Toyota Motor Corp.	2.358%	7/2/24	11,015	11,607
	Toyota Motor Credit Corp.	2.950%	4/13/21	11,565	11,766
	Toyota Motor Credit Corp.	3.400%	9/15/21	7,019	7,249
	Toyota Motor Credit Corp.	1.800%	10/7/21	3,400	3,451

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,538
	Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	10,037
	Toyota Motor Credit Corp.	2.650%	4/12/22	6,750	6,990
	Toyota Motor Credit Corp.	1.150%	5/26/22	10,000	10,107
	Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,111
	Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	12,490
	Toyota Motor Credit Corp.	2.625%	1/10/23	1,725	1,805
	Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,135
	Toyota Motor Credit Corp.	1.350%	8/25/23	7,500	7,626
	Toyota Motor Credit Corp.	3.450%	9/20/23	1,000	1,084
	Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,237
	Toyota Motor Credit Corp.	3.350%	1/8/24	200	216
	Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,963
	Toyota Motor Credit Corp.	1.800%	2/13/25	12,065	12,462
	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,374
	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	7,807
	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	14,932
	Toyota Motor Credit Corp.	3.650%	1/8/29	5,175	6,025
	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	10,075
	Toyota Motor Credit Corp.	3.375%	4/1/30	9,000	10,348
	VF Corp.	2.050%	4/23/22	5,000	5,133
	VF Corp.	2.400%	4/23/25	6,500	6,845
	VF Corp.	2.800%	4/23/27	2,000	2,122
	VF Corp.	2.950%	4/23/30	10,059	10,740
	Visa Inc.	2.150%	9/15/22	8,000	8,289
	Visa Inc.	2.800%	12/14/22	16,775	17,700
	Visa Inc.	3.150%	12/14/25	43,207	48,160
	Visa Inc.	1.900%	4/15/27	10,800	11,286
	Visa Inc.	2.750%	9/15/27	8,550	9,378
	Visa Inc.	2.050%	4/15/30	16,105	16,869
	Visa Inc.	4.150%	12/14/35	18,630	23,794
	Visa Inc.	2.700%	4/15/40	8,400	9,003
	Visa Inc.	4.300%	12/14/45	29,960	39,522
	Visa Inc.	3.650%	9/15/47	6,950	8,502
[6]	Volkswagen Group of America Finance LLC	3.750%	5/13/30	1,000	1,106
	Walgreen Co.	3.100%	9/15/22	7,185	7,529
	Walgreen Co.	4.400%	9/15/42	4,276	4,472
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,250	6,445
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	10,800	11,906
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,555	20,069
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	5,000	5,183
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	11,865	12,864
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	6,095	6,522
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	9,150	9,215
	Walmart Inc.	2.350%	12/15/22	11,040	11,558
	Walmart Inc.	2.550%	4/11/23	12,735	13,407
	Walmart Inc.	3.400%	6/26/23	16,175	17,576
	Walmart Inc.	3.300%	4/22/24	16,600	18,225
	Walmart Inc.	2.850%	7/8/24	16,905	18,338
	Walmart Inc.	2.650%	12/15/24	16,122	17,458
	Walmart Inc.	3.550%	6/26/25	20,470	23,205
	Walmart Inc.	3.050%	7/8/26	8,035	9,059
	Walmart Inc.	5.875%	4/5/27	8,160	10,723
	Walmart Inc.	3.700%	6/26/28	8,883	10,493

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Walmart Inc.	3.250%	7/8/29	21,340	24,781
	Walmart Inc.	2.375%	9/24/29	3,455	3,751
	Walmart Inc.	7.550%	2/15/30	4,191	6,395
	Walmart Inc.	5.250%	9/1/35	16,090	23,397
	Walmart Inc.	6.500%	8/15/37	5,447	8,709
	Walmart Inc.	6.200%	4/15/38	13,580	21,078
	Walmart Inc.	3.950%	6/28/38	7,175	9,119
	Walmart Inc.	5.625%	4/1/40	8,185	12,215
	Walmart Inc.	4.875%	7/8/40	7,145	9,885
	Walmart Inc.	5.000%	10/25/40	2,755	3,903
	Walmart Inc.	5.625%	4/15/41	4,000	5,975
	Walmart Inc.	4.000%	4/11/43	8,385	10,614
	Walmart Inc.	4.300%	4/22/44	5,250	7,006
	Walmart Inc.	3.625%	12/15/47	13,724	16,793
	Walmart Inc.	4.050%	6/29/48	17,275	22,624
	Walmart Inc.	2.950%	9/24/49	26,870	30,198
	Western Union Co.	3.600%	3/15/22	4,725	4,902
	Western Union Co.	2.850%	1/10/25	4,885	5,096
	Western Union Co.	6.200%	11/17/36	4,900	5,613
	Western Union Co.	6.200%	6/21/40	1,430	1,607

	Consumer Noncyclical (4.8%)
	Abbott Laboratories	3.400%	11/30/23	17,551	19,112
	Abbott Laboratories	2.950%	3/15/25	10,427	11,473
	Abbott Laboratories	3.875%	9/15/25	10,875	12,451
	Abbott Laboratories	3.750%	11/30/26	12,761	14,848
	Abbott Laboratories	1.150%	1/30/28	3,500	3,499
	Abbott Laboratories	1.400%	6/30/30	4,000	3,975
	Abbott Laboratories	4.750%	11/30/36	20,360	27,318
	Abbott Laboratories	6.150%	11/30/37	3,830	5,851
	Abbott Laboratories	6.000%	4/1/39	350	535
	Abbott Laboratories	5.300%	5/27/40	1,851	2,646
	Abbott Laboratories	4.750%	4/15/43	3,600	4,800
	Abbott Laboratories	4.900%	11/30/46	30,635	43,652
	AbbVie Inc.	3.375%	11/14/21	9,125	9,456
[6]	AbbVie Inc.	2.150%	11/19/21	16,785	17,084
[6]	AbbVie Inc.	3.450%	3/15/22	19,650	20,442
[6]	AbbVie Inc.	3.250%	10/1/22	21,214	22,213
	AbbVie Inc.	2.900%	11/6/22	26,362	27,612
	AbbVie Inc.	3.200%	11/6/22	15,666	16,570
[6]	AbbVie Inc.	2.300%	11/21/22	26,075	26,974
[6]	AbbVie Inc.	2.800%	3/15/23	650	663
	AbbVie Inc.	2.850%	5/14/23	13,825	14,548
	AbbVie Inc.	3.750%	11/14/23	13,300	14,481
[6]	AbbVie Inc.	3.850%	6/15/24	9,625	10,566
[6]	AbbVie Inc.	2.600%	11/21/24	31,450	33,255
[6]	AbbVie Inc.	3.800%	3/15/25	28,973	32,166
	AbbVie Inc.	3.600%	5/14/25	33,510	37,028
	AbbVie Inc.	3.200%	5/14/26	17,230	19,033
[6]	AbbVie Inc.	2.950%	11/21/26	32,215	34,994
	AbbVie Inc.	4.250%	11/14/28	5,945	7,003
[6]	AbbVie Inc.	3.200%	11/21/29	53,663	58,859
[6]	AbbVie Inc.	4.550%	3/15/35	13,620	16,540
	AbbVie Inc.	4.500%	5/14/35	22,415	27,151

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AbbVie Inc.	4.300%	5/14/36	9,275	10,960
[6]	AbbVie Inc.	4.050%	11/21/39	34,143	39,609
[6]	AbbVie Inc.	4.625%	10/1/42	6,310	7,660
	AbbVie Inc.	4.400%	11/6/42	22,693	27,342
[6]	AbbVie Inc.	4.850%	6/15/44	12,616	15,944
[6]	AbbVie Inc.	4.750%	3/15/45	4,125	5,088
	AbbVie Inc.	4.700%	5/14/45	29,503	36,879
	AbbVie Inc.	4.450%	5/14/46	15,103	18,332
	AbbVie Inc.	4.875%	11/14/48	2,841	3,687
[6]	AbbVie Inc.	4.250%	11/21/49	50,685	61,275
	Adventist Health System	2.952%	3/1/29	4,420	4,610
	Adventist Health System	3.630%	3/1/49	4,745	4,723
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,605
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	783
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	5,192
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	3,622
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,000	3,162
	Agilent Technologies Inc.	3.200%	10/1/22	6,015	6,289
	Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,317
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	7,297
	Agilent Technologies Inc.	2.750%	9/15/29	1,000	1,088
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	3,252
	Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,528
	AHS Hospital Corp.	5.024%	7/1/45	3,300	4,270
	Allina Health System	3.887%	4/15/49	3,750	4,504
	Altria Group Inc.	3.490%	2/14/22	9,830	10,256
	Altria Group Inc.	2.850%	8/9/22	14,175	14,767
	Altria Group Inc.	2.950%	5/2/23	3,200	3,371
	Altria Group Inc.	4.000%	1/31/24	10,500	11,579
	Altria Group Inc.	3.800%	2/14/24	2,700	2,947
	Altria Group Inc.	2.350%	5/6/25	3,500	3,686
	Altria Group Inc.	4.400%	2/14/26	24,025	27,649
	Altria Group Inc.	2.625%	9/16/26	2,200	2,345
	Altria Group Inc.	4.800%	2/14/29	15,775	18,382
	Altria Group Inc.	3.400%	5/6/30	7,000	7,526
	Altria Group Inc.	5.800%	2/14/39	18,100	22,495
	Altria Group Inc.	4.250%	8/9/42	7,841	8,326
	Altria Group Inc.	4.500%	5/2/43	9,059	9,747
	Altria Group Inc.	5.375%	1/31/44	18,957	22,701
	Altria Group Inc.	3.875%	9/16/46	12,459	12,395
	Altria Group Inc.	5.950%	2/14/49	10,325	13,509
	Altria Group Inc.	4.450%	5/6/50	11,965	13,095
	Altria Group Inc.	6.200%	2/14/59	6,365	8,496
	AmerisourceBergen Corp.	3.400%	5/15/24	7,375	7,956
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	6,231
	AmerisourceBergen Corp.	3.450%	12/15/27	6,525	7,361
	AmerisourceBergen Corp.	2.800%	5/15/30	3,500	3,688
	AmerisourceBergen Corp.	4.250%	3/1/45	1,857	2,056
	AmerisourceBergen Corp.	4.300%	12/15/47	1,000	1,127
	Amgen Inc.	3.875%	11/15/21	5,174	5,362
	Amgen Inc.	2.700%	5/1/22	3,675	3,798
	Amgen Inc.	2.650%	5/11/22	13,372	13,869
	Amgen Inc.	3.625%	5/15/22	11,075	11,600
	Amgen Inc.	2.250%	8/19/23	7,100	7,410

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Amgen Inc.	3.625%	5/22/24	15,438	16,923
Amgen Inc.	1.900%	2/21/25	4,000	4,165
Amgen Inc.	3.125%	5/1/25	3,100	3,403
Amgen Inc.	2.600%	8/19/26	16,425	17,894
Amgen Inc.	2.200%	2/21/27	5,800	6,094
Amgen Inc.	3.200%	11/2/27	4,430	4,937
Amgen Inc.	2.450%	2/21/30	6,455	6,819
Amgen Inc.	2.300%	2/25/31	16,000	16,641
Amgen Inc.	6.400%	2/1/39	2,750	4,054
Amgen Inc.	3.150%	2/21/40	19,165	20,374
Amgen Inc.	4.950%	10/1/41	8,685	11,298
Amgen Inc.	5.150%	11/15/41	6,800	9,038
Amgen Inc.	4.400%	5/1/45	18,705	23,358
Amgen Inc.	4.563%	6/15/48	14,491	18,842
Amgen Inc.	3.375%	2/21/50	19,275	21,072
Amgen Inc.	4.663%	6/15/51	29,943	39,709
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	98,498	119,796
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	41,399	46,482
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	55,111	64,628
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	13,929	14,605
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	24,837	26,511
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,106	15,534
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	7,575	8,880
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	13,464
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	8,986	10,280
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	21,828
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,605	3,740
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	7,587	8,283
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	19,025	21,589
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,072	25,397
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	43,292	52,124
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	17,955	20,157
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,575	7,002
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	13,325	15,202
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	9,654
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,738	7,228
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	16,276	19,674
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,357	11,050
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	26,325	30,669
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	19,110	21,979
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	525	699
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	33,875	40,232
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	16,010	19,321
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	20,605	24,703
Archer-Daniels-Midland Co.	3.375%	3/15/22	8,525	8,922
Archer-Daniels-Midland Co.	2.750%	3/27/25	4,200	4,554
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	9,513
Archer-Daniels-Midland Co.	3.250%	3/27/30	7,700	8,715
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	776
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,444
Archer-Daniels-Midland Co.	4.535%	3/26/42	7,600	9,834

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Archer-Daniels-Midland Co.	4.016%	4/16/43	6,416	7,595
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,500	6,648
	Archer-Daniels-Midland Co.	4.500%	3/15/49	5,325	7,433
	Ascension Health	2.532%	11/15/29	5,226	5,600
	Ascension Health	3.106%	11/15/39	4,450	4,775
	Ascension Health	3.945%	11/15/46	8,010	10,035
[4]	Ascension Health	4.847%	11/15/53	1,875	2,497
	AstraZeneca plc	2.375%	6/12/22	7,875	8,130
	AstraZeneca plc	3.500%	8/17/23	12,260	13,256
	AstraZeneca plc	3.375%	11/16/25	19,368	21,695
	AstraZeneca plc	6.450%	9/15/37	23,318	34,852
	AstraZeneca plc	4.000%	9/18/42	11,190	13,555
	AstraZeneca plc	4.375%	11/16/45	7,600	9,771
	AstraZeneca plc	4.375%	8/17/48	6,950	9,174
	Banner Health	2.338%	1/1/30	5,000	5,140
	Banner Health	3.181%	1/1/50	2,900	3,111
	BAT Capital Corp.	2.764%	8/15/22	11,750	12,152
	BAT Capital Corp.	3.222%	8/15/24	24,910	26,591
	BAT Capital Corp.	3.215%	9/6/26	9,250	9,905
	BAT Capital Corp.	4.700%	4/2/27	7,725	8,803
	BAT Capital Corp.	3.557%	8/15/27	27,770	30,047
	BAT Capital Corp.	3.462%	9/6/29	2,568	2,737
	BAT Capital Corp.	4.906%	4/2/30	14,805	17,373
	BAT Capital Corp.	4.390%	8/15/37	17,750	19,196
	BAT Capital Corp.	4.540%	8/15/47	25,150	27,429
	BAT Capital Corp.	5.282%	4/2/50	7,750	9,295
	Baxalta Inc.	3.600%	6/23/22	3,605	3,762
	Baxalta Inc.	4.000%	6/23/25	8,678	9,872
	Baxalta Inc.	5.250%	6/23/45	4,188	5,711
	Baxter International Inc.	1.700%	8/15/21	4,425	4,475
[6]	Baxter International Inc.	3.750%	10/1/25	6,245	7,111
	Baxter International Inc.	2.600%	8/15/26	2,025	2,213
[6]	Baxter International Inc.	3.950%	4/1/30	5,930	7,008
	Baxter International Inc.	3.500%	8/15/46	5,725	6,344
	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,866
	Baylor Scott & White Holdings	4.185%	11/15/45	4,230	5,194
	Beam Suntory Inc.	3.250%	5/15/22	600	619
	Beam Suntory Inc.	3.250%	6/15/23	1,400	1,470
	Becton Dickinson & Co.	3.125%	11/8/21	11,235	11,572
	Becton Dickinson & Co.	2.894%	6/6/22	20,650	21,368
	Becton Dickinson & Co.	3.300%	3/1/23	3,000	3,153
	Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,298
	Becton Dickinson & Co.	3.363%	6/6/24	6,625	7,138
	Becton Dickinson & Co.	3.734%	12/15/24	11,128	12,212
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	23,193
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	1,050
	Becton Dickinson & Co.	4.875%	5/15/44	940	1,170
	Becton Dickinson & Co.	4.685%	12/15/44	9,915	12,138
	Becton Dickinson & Co.	4.669%	6/6/47	10,620	12,988
	Biogen Inc.	3.625%	9/15/22	11,316	12,022
	Biogen Inc.	4.050%	9/15/25	22,320	25,576
	Biogen Inc.	2.250%	5/1/30	12,575	12,701
	Biogen Inc.	5.200%	9/15/45	14,380	18,800
	Biogen Inc.	3.150%	5/1/50	12,575	12,095

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,794
	Boston Scientific Corp.	3.375%	5/15/22	2,975	3,110
	Boston Scientific Corp.	3.450%	3/1/24	8,370	9,079
	Boston Scientific Corp.	3.850%	5/15/25	6,998	7,809
	Boston Scientific Corp.	1.900%	6/1/25	4,200	4,350
	Boston Scientific Corp.	3.750%	3/1/26	6,157	6,965
	Boston Scientific Corp.	4.000%	3/1/29	15,115	17,265
	Boston Scientific Corp.	2.650%	6/1/30	7,550	7,789
	Boston Scientific Corp.	7.000%	11/15/35	4,850	6,991
	Boston Scientific Corp.	4.550%	3/1/39	8,175	9,916
	Boston Scientific Corp.	7.375%	1/15/40	1,150	1,764
	Boston Scientific Corp.	4.700%	3/1/49	7,985	10,245
[6]	Bristol-Myers Squibb Co.	2.250%	8/15/21	3,450	3,495
[6]	Bristol-Myers Squibb Co.	2.600%	5/16/22	6,325	6,571
	Bristol-Myers Squibb Co.	2.000%	8/1/22	7,950	8,178
[6]	Bristol-Myers Squibb Co.	3.550%	8/15/22	10,935	11,545
[6]	Bristol-Myers Squibb Co.	2.750%	2/15/23	5,400	5,690
	Bristol-Myers Squibb Co.	7.150%	6/15/23	100	118
[6]	Bristol-Myers Squibb Co.	4.000%	8/15/23	3,550	3,909
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,605
[6]	Bristol-Myers Squibb Co.	3.625%	5/15/24	17,415	19,031
[6]	Bristol-Myers Squibb Co.	2.900%	7/26/24	34,645	37,476
[6]	Bristol-Myers Squibb Co.	3.875%	8/15/25	27,350	31,193
[6]	Bristol-Myers Squibb Co.	3.200%	6/15/26	21,625	24,214
[6]	Bristol-Myers Squibb Co.	3.450%	11/15/27	11,525	13,233
[6]	Bristol-Myers Squibb Co.	3.900%	2/20/28	13,900	16,327
[6]	Bristol-Myers Squibb Co.	3.400%	7/26/29	31,555	36,277
[6]	Bristol-Myers Squibb Co.	4.125%	6/15/39	12,575	15,928
[6]	Bristol-Myers Squibb Co.	5.700%	10/15/40	2,792	4,135
	Bristol-Myers Squibb Co.	3.250%	8/1/42	4,865	5,367
[6]	Bristol-Myers Squibb Co.	5.250%	8/15/43	6,055	8,703
[6]	Bristol-Myers Squibb Co.	5.000%	8/15/45	15,715	22,015
[6]	Bristol-Myers Squibb Co.	4.350%	11/15/47	13,400	17,505
[6]	Bristol-Myers Squibb Co.	4.550%	2/20/48	16,825	22,580
[6]	Bristol-Myers Squibb Co.	4.250%	10/26/49	44,180	58,179
	Brown-Forman Corp.	3.500%	4/15/25	3,978	4,474
	Brown-Forman Corp.	4.500%	7/15/45	3,595	4,503
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	9,075
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	7,295
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,840	6,066
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,930
	Campbell Soup Co.	2.500%	8/2/22	1,850	1,911
	Campbell Soup Co.	3.650%	3/15/23	3,022	3,232
	Campbell Soup Co.	3.950%	3/15/25	6,660	7,496
	Campbell Soup Co.	3.300%	3/19/25	4,125	4,457
	Campbell Soup Co.	4.150%	3/15/28	6,950	8,017
	Campbell Soup Co.	2.375%	4/24/30	6,450	6,670
	Campbell Soup Co.	4.800%	3/15/48	3,635	4,697
	Campbell Soup Co.	3.125%	4/24/50	6,998	7,145
	Cardinal Health Inc.	2.616%	6/15/22	8,550	8,805
	Cardinal Health Inc.	3.200%	6/15/22	4,012	4,184
	Cardinal Health Inc.	3.200%	3/15/23	4,450	4,700
	Cardinal Health Inc.	3.079%	6/15/24	312	332
	Cardinal Health Inc.	3.750%	9/15/25	1,750	1,951

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cardinal Health Inc.	3.410%	6/15/27	4,520	5,059
	Cardinal Health Inc.	4.600%	3/15/43	4,150	4,581
	Cardinal Health Inc.	4.500%	11/15/44	3,275	3,590
	Cardinal Health Inc.	4.900%	9/15/45	3,580	4,174
	Cardinal Health Inc.	4.368%	6/15/47	4,950	5,533
	Children’s Hospital Corp.	4.115%	1/1/47	1,575	1,916
	Children’s Hospital Corp.	2.585%	2/1/50	2,000	2,019
	Children’s Hospital Medical Center	4.268%	5/15/44	1,050	1,210
	CHRISTUS Health	4.341%	7/1/28	5,100	5,679
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,543
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,915
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	3,646
	Cigna Corp.	3.400%	9/17/21	10,585	10,929
[6]	Cigna Corp.	3.900%	2/15/22	13,466	14,152
[6]	Cigna Corp.	3.050%	11/30/22	5,500	5,793
[6]	Cigna Corp.	3.000%	7/15/23	14,000	14,844
	Cigna Corp.	3.750%	7/15/23	6,945	7,534
[6]	Cigna Corp.	3.500%	6/15/24	6,330	6,890
[6]	Cigna Corp.	3.250%	4/15/25	21,352	23,303
	Cigna Corp.	4.125%	11/15/25	7,510	8,596
[6]	Cigna Corp.	4.500%	2/25/26	19,100	21,841
[6]	Cigna Corp.	3.400%	3/1/27	17,690	19,496
[6]	Cigna Corp.	7.875%	5/15/27	362	457
[6]	Cigna Corp.	3.050%	10/15/27	4,855	5,264
	Cigna Corp.	4.375%	10/15/28	31,571	37,243
	Cigna Corp.	2.400%	3/15/30	24,090	24,910
	Cigna Corp.	4.800%	8/15/38	17,355	22,033
	Cigna Corp.	3.200%	3/15/40	8,900	9,430
[6]	Cigna Corp.	6.125%	11/15/41	4,034	5,760
[6]	Cigna Corp.	5.375%	2/15/42	550	699
[6]	Cigna Corp.	4.800%	7/15/46	10,575	13,387
[6]	Cigna Corp.	3.875%	10/15/47	7,200	8,174
	Cigna Corp.	4.900%	12/15/48	19,115	25,011
	Cigna Corp.	3.400%	3/15/50	20,070	21,582
	City of Hope	5.623%	11/15/43	2,000	2,889
	City of Hope	4.378%	8/15/48	7,375	9,003
	Cleveland Clinic Foundation	4.858%	1/1/14	3,615	5,009
	Clorox Co.	3.800%	11/15/21	1,238	1,292
	Clorox Co.	3.050%	9/15/22	4,675	4,931
	Clorox Co.	3.500%	12/15/24	3,925	4,355
	Clorox Co.	3.100%	10/1/27	6,100	6,830
	Clorox Co.	3.900%	5/15/28	3,500	4,089
	Clorox Co.	1.800%	5/15/30	1,500	1,514
	Coca-Cola Co.	1.550%	9/1/21	10,550	10,694
	Coca-Cola Co.	3.300%	9/1/21	4,955	5,126
	Coca-Cola Co.	2.200%	5/25/22	3,625	3,742
	Coca-Cola Co.	2.500%	4/1/23	10,229	10,853
	Coca-Cola Co.	3.200%	11/1/23	9,850	10,726
	Coca-Cola Co.	1.750%	9/6/24	8,625	9,040
	Coca-Cola Co.	2.950%	3/25/25	3,795	4,176
	Coca-Cola Co.	2.875%	10/27/25	25,650	28,513
	Coca-Cola Co.	2.550%	6/1/26	7,825	8,585
	Coca-Cola Co.	2.250%	9/1/26	10,530	11,372
	Coca-Cola Co.	3.375%	3/25/27	8,529	9,762

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Coca-Cola Co.	2.900%	5/25/27	1,875	2,093
	Coca-Cola Co.	1.450%	6/1/27	12,100	12,425
	Coca-Cola Co.	2.125%	9/6/29	6,200	6,590
	Coca-Cola Co.	3.450%	3/25/30	10,125	11,874
	Coca-Cola Co.	1.650%	6/1/30	17,575	17,883
	Coca-Cola Co.	4.125%	3/25/40	3,880	4,956
	Coca-Cola Co.	2.500%	6/1/40	9,000	9,301
	Coca-Cola Co.	4.200%	3/25/50	9,250	12,148
	Coca-Cola Co.	2.600%	6/1/50	13,250	13,345
	Coca-Cola Co.	2.750%	6/1/60	10,000	10,106
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,997
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	10,569
	Colgate-Palmolive Co.	2.450%	11/15/21	3,505	3,606
	Colgate-Palmolive Co.	2.300%	5/3/22	5,561	5,755
	Colgate-Palmolive Co.	2.250%	11/15/22	14,525	15,157
	Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,375
	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	5,137
	Colgate-Palmolive Co.	4.000%	8/15/45	6,045	7,991
	Colgate-Palmolive Co.	3.700%	8/1/47	3,065	3,977
	CommonSpirit Health	2.950%	11/1/22	3,225	3,328
	CommonSpirit Health	2.760%	10/1/24	5,000	5,140
	CommonSpirit Health	3.347%	10/1/29	7,750	7,933
[4]	CommonSpirit Health	4.350%	11/1/42	8,435	8,705
	CommonSpirit Health	3.817%	10/1/49	2,500	2,658
	CommonSpirit Health	4.187%	10/1/49	10,300	10,575
	Conagra Brands Inc.	3.800%	10/22/21	10,550	10,963
	Conagra Brands Inc.	3.250%	9/15/22	4,300	4,486
	Conagra Brands Inc.	3.200%	1/25/23	6,011	6,317
	Conagra Brands Inc.	4.300%	5/1/24	8,000	8,864
	Conagra Brands Inc.	4.600%	11/1/25	12,025	13,851
	Conagra Brands Inc.	7.000%	10/1/28	700	937
	Conagra Brands Inc.	4.850%	11/1/28	10,950	13,214
	Conagra Brands Inc.	8.250%	9/15/30	4,025	6,058
	Conagra Brands Inc.	5.300%	11/1/38	7,029	9,157
	Conagra Brands Inc.	5.400%	11/1/48	8,650	11,927
	Constellation Brands Inc.	2.700%	5/9/22	6,607	6,847
	Constellation Brands Inc.	2.650%	11/7/22	6,825	7,118
	Constellation Brands Inc.	3.200%	2/15/23	5,900	6,251
	Constellation Brands Inc.	4.250%	5/1/23	16,800	18,447
	Constellation Brands Inc.	4.750%	11/15/24	9,521	10,992
	Constellation Brands Inc.	4.400%	11/15/25	3,375	3,904
	Constellation Brands Inc.	4.750%	12/1/25	2,700	3,174
	Constellation Brands Inc.	3.700%	12/6/26	5,625	6,308
	Constellation Brands Inc.	3.500%	5/9/27	8,275	9,167
	Constellation Brands Inc.	3.600%	2/15/28	7,070	7,811
	Constellation Brands Inc.	3.150%	8/1/29	9,700	10,394
	Constellation Brands Inc.	2.875%	5/1/30	2,200	2,329
	Constellation Brands Inc.	4.500%	5/9/47	6,620	7,865
	Constellation Brands Inc.	4.100%	2/15/48	4,025	4,556
	Constellation Brands Inc.	5.250%	11/15/48	4,100	5,383
	Constellation Brands Inc.	3.750%	5/1/50	5,000	5,452
	Cottage Health Obligated Group	3.304%	11/1/49	5,185	5,626
	Covidien International Finance SA	3.200%	6/15/22	5,869	6,140
	Covidien International Finance SA	2.950%	6/15/23	2,530	2,687

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CVS Health Corp.	3.500%	7/20/22	12,345	13,006
CVS Health Corp.	2.750%	12/1/22	10,490	10,947
CVS Health Corp.	4.750%	12/1/22	9,000	9,752
CVS Health Corp.	3.700%	3/9/23	39,928	42,824
CVS Health Corp.	4.000%	12/5/23	6,780	7,431
CVS Health Corp.	3.375%	8/12/24	6,365	6,922
CVS Health Corp.	4.100%	3/25/25	54,987	61,949
CVS Health Corp.	3.875%	7/20/25	32,601	36,628
CVS Health Corp.	2.875%	6/1/26	18,860	20,372
CVS Health Corp.	3.000%	8/15/26	7,000	7,627
CVS Health Corp.	3.625%	4/1/27	5,000	5,623
CVS Health Corp.	4.300%	3/25/28	79,125	92,478
CVS Health Corp.	3.250%	8/15/29	18,796	20,705
CVS Health Corp.	3.750%	4/1/30	24,345	27,976
CVS Health Corp.	4.875%	7/20/35	5,475	6,865
CVS Health Corp.	4.780%	3/25/38	40,050	49,318
CVS Health Corp.	6.125%	9/15/39	3,950	5,475
CVS Health Corp.	4.125%	4/1/40	8,000	9,430
CVS Health Corp.	5.300%	12/5/43	11,043	14,439
CVS Health Corp.	5.125%	7/20/45	30,860	39,967
CVS Health Corp.	5.050%	3/25/48	67,900	88,049
CVS Health Corp.	4.250%	4/1/50	13,275	15,979
Danaher Corp.	3.350%	9/15/25	4,300	4,767
Danaher Corp.	4.375%	9/15/45	2,975	3,747
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,344
Delhaize America LLC	9.000%	4/15/31	1,930	3,033
Dentsply Sirona Inc.	3.250%	6/1/30	6,500	6,776
DH Europe Finance II Sarl	2.050%	11/15/22	9,115	9,409
DH Europe Finance II Sarl	2.200%	11/15/24	9,727	10,226
DH Europe Finance II Sarl	2.600%	11/15/29	7,000	7,438
DH Europe Finance II Sarl	3.250%	11/15/39	8,905	9,783
DH Europe Finance II Sarl	3.400%	11/15/49	1,000	1,111
Diageo Capital plc	2.625%	4/29/23	11,470	12,081
Diageo Capital plc	2.125%	10/24/24	9,400	9,878
Diageo Capital plc	1.375%	9/29/25	6,300	6,389
Diageo Capital plc	3.875%	5/18/28	1,000	1,162
Diageo Capital plc	2.375%	10/24/29	6,250	6,670
Diageo Capital plc	2.000%	4/29/30	10,400	10,731
Diageo Capital plc	2.125%	4/29/32	7,890	8,172
Diageo Capital plc	5.875%	9/30/36	500	712
Diageo Capital plc	3.875%	4/29/43	5,469	6,584
Diageo Investment Corp.	2.875%	5/11/22	15,854	16,524
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,387
Diageo Investment Corp.	4.250%	5/11/42	3,512	4,403
Dignity Health	3.125%	11/1/22	950	982
Dignity Health	3.812%	11/1/24	5,150	5,356
Dignity Health	4.500%	11/1/42	6,000	6,262
Dignity Health	5.267%	11/1/64	1,075	1,274
Duke University Health System Inc.	3.920%	6/1/47	4,300	5,398
Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	5,615
Eli Lilly & Co.	2.350%	5/15/22	6,533	6,762
Eli Lilly & Co.	2.750%	6/1/25	3,158	3,446
Eli Lilly & Co.	3.375%	3/15/29	9,775	11,285
Eli Lilly & Co.	3.950%	3/15/49	29,628	37,769

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Eli Lilly & Co.	2.250%	5/15/50	17,000	16,115
	Eli Lilly & Co.	4.150%	3/15/59	5,525	7,272
	Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,817
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	6,419
	Estee Lauder Cos. Inc.	2.600%	4/15/30	5,875	6,369
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,347
	Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	5,608
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	2,347
	Estee Lauder Cos. Inc.	3.125%	12/1/49	6,552	7,177
	Flowers Foods Inc.	4.375%	4/1/22	2,950	3,072
	Flowers Foods Inc.	3.500%	10/1/26	3,500	3,746
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	622
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	4,271
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	22,900	23,600
	General Mills Inc.	3.150%	12/15/21	7,875	8,106
	General Mills Inc.	2.600%	10/12/22	4,550	4,733
	General Mills Inc.	3.700%	10/17/23	12,550	13,693
	General Mills Inc.	3.650%	2/15/24	3,885	4,275
	General Mills Inc.	4.000%	4/17/25	1,000	1,134
	General Mills Inc.	3.200%	2/10/27	2,500	2,832
	General Mills Inc.	4.200%	4/17/28	11,675	13,746
	General Mills Inc.	2.875%	4/15/30	9,891	10,763
	General Mills Inc.	4.550%	4/17/38	6,825	8,645
	General Mills Inc.	5.400%	6/15/40	4,550	6,195
	General Mills Inc.	4.150%	2/15/43	4,375	5,271
	General Mills Inc.	4.700%	4/17/48	1,620	2,144
	Gilead Sciences Inc.	4.400%	12/1/21	14,264	14,905
	Gilead Sciences Inc.	3.250%	9/1/22	8,635	9,097
	Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,798
	Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,838
	Gilead Sciences Inc.	3.500%	2/1/25	2,568	2,859
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	27,466
	Gilead Sciences Inc.	2.950%	3/1/27	15,100	16,768
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	12,308
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	7,967
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	12,735
	Gilead Sciences Inc.	4.800%	4/1/44	15,300	20,425
	Gilead Sciences Inc.	4.500%	2/1/45	15,825	20,474
	Gilead Sciences Inc.	4.750%	3/1/46	23,370	31,644
	Gilead Sciences Inc.	4.150%	3/1/47	7,005	8,878
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,240
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,849
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	24,704
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	28,445
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,696
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,539	37,327
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,375	1,753
	GlaxoSmithKline Capital plc	2.850%	5/8/22	10,800	11,257
	GlaxoSmithKline Capital plc	2.875%	6/1/22	18,275	19,085
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,225	5,648
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,921
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,665
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	3,205	2,975
	Hasbro Inc.	3.900%	11/19/29	9,500	9,884

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hasbro Inc.	6.350%	3/15/40	4,625	5,318
Hasbro Inc.	5.100%	5/15/44	4,413	4,562
HCA Inc.	4.750%	5/1/23	11,146	12,066
HCA Inc.	5.000%	3/15/24	17,690	19,674
HCA Inc.	5.250%	4/15/25	18,063	20,705
HCA Inc.	5.250%	6/15/26	17,522	20,220
HCA Inc.	4.500%	2/15/27	3,975	4,422
HCA Inc.	4.125%	6/15/29	16,475	18,205
HCA Inc.	5.125%	6/15/39	11,085	12,969
HCA Inc.	5.500%	6/15/47	24,175	29,494
HCA Inc.	5.250%	6/15/49	525	632
Hershey Co.	2.625%	5/1/23	2,750	2,888
Hershey Co.	3.375%	5/15/23	10,050	10,856
Hershey Co.	2.050%	11/15/24	2,291	2,414
Hershey Co.	3.200%	8/21/25	2,695	2,999
Hershey Co.	2.450%	11/15/29	5,381	5,807
Hershey Co.	1.700%	6/1/30	1,720	1,754
Hershey Co.	3.125%	11/15/49	2,935	3,197
Hershey Co.	2.650%	6/1/50	2,600	2,641
Hormel Foods Corp.	1.800%	6/11/30	8,425	8,566
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,450	6,541
Ingredion Inc.	3.200%	10/1/26	4,000	4,343
Ingredion Inc.	2.900%	6/1/30	8,075	8,590
Ingredion Inc.	3.900%	6/1/50	3,500	3,980
Iowa Health System	3.665%	2/15/50	5,000	5,452
JM Smucker Co.	3.500%	10/15/21	7,245	7,508
JM Smucker Co.	3.000%	3/15/22	2,605	2,703
JM Smucker Co.	3.500%	3/15/25	6,034	6,692
JM Smucker Co.	3.375%	12/15/27	4,220	4,658
JM Smucker Co.	2.375%	3/15/30	3,800	3,876
JM Smucker Co.	4.250%	3/15/35	2,650	3,122
JM Smucker Co.	4.375%	3/15/45	1,885	2,241
JM Smucker Co.	3.550%	3/15/50	5,450	5,578
Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	4,727
Johnson & Johnson	2.450%	12/5/21	5,000	5,144
Johnson & Johnson	2.250%	3/3/22	12,950	13,323
Johnson & Johnson	2.050%	3/1/23	5,969	6,199
Johnson & Johnson	6.730%	11/15/23	1,203	1,436
Johnson & Johnson	3.375%	12/5/23	6,875	7,562
Johnson & Johnson	2.625%	1/15/25	15,929	17,321
Johnson & Johnson	2.450%	3/1/26	11,425	12,460
Johnson & Johnson	2.950%	3/3/27	8,550	9,544
Johnson & Johnson	2.900%	1/15/28	6,580	7,386
Johnson & Johnson	6.950%	9/1/29	2,650	3,843
Johnson & Johnson	4.950%	5/15/33	6,100	8,337
Johnson & Johnson	4.375%	12/5/33	12,279	16,181
Johnson & Johnson	3.550%	3/1/36	8,500	10,015
Johnson & Johnson	3.625%	3/3/37	14,525	17,446
Johnson & Johnson	5.950%	8/15/37	4,489	6,859
Johnson & Johnson	3.400%	1/15/38	8,000	9,412
Johnson & Johnson	5.850%	7/15/38	3,797	5,783
Johnson & Johnson	4.500%	9/1/40	5,000	6,752
Johnson & Johnson	4.850%	5/15/41	825	1,184
Johnson & Johnson	4.500%	12/5/43	7,620	10,404

Total Bond Market II Index Fund
			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Johnson & Johnson	3.700%	3/1/46	19,400	24,103
Johnson & Johnson	3.750%	3/3/47	6,600	8,327
Johnson & Johnson	3.500%	1/15/48	4,775	5,895
Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,924
Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,465
Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	7,131
Kaiser Foundation Hospitals	4.150%	5/1/47	12,075	15,610
Kaiser Foundation Hospitals	3.266%	11/1/49	6,150	6,822
Kellogg Co.	2.650%	12/1/23	4,536	4,806
Kellogg Co.	3.250%	4/1/26	5,025	5,608
Kellogg Co.	3.400%	11/15/27	10,475	11,769
Kellogg Co.	4.300%	5/15/28	4,850	5,716
Kellogg Co.	2.100%	6/1/30	4,750	4,816
Kellogg Co.	7.450%	4/1/31	5,367	7,805
Kellogg Co.	4.500%	4/1/46	4,250	5,203
Keurig Dr Pepper Inc.	2.700%	11/15/22	2,725	2,837
Keurig Dr Pepper Inc.	4.057%	5/25/23	16,325	17,788
Keurig Dr Pepper Inc.	3.130%	12/15/23	7,725	8,295
Keurig Dr Pepper Inc.	4.417%	5/25/25	10,786	12,439
Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	7,218
Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,896
Keurig Dr Pepper Inc.	3.430%	6/15/27	2,600	2,868
Keurig Dr Pepper Inc.	3.200%	5/1/30	18,750	20,762
Keurig Dr Pepper Inc.	7.450%	5/1/38	305	451
Keurig Dr Pepper Inc.	4.985%	5/25/38	3,675	4,696
Keurig Dr Pepper Inc.	4.500%	11/15/45	11,525	14,027
Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	3,644
Keurig Dr Pepper Inc.	5.085%	5/25/48	265	354
Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	8,041
Kimberly-Clark Corp.	2.400%	3/1/22	5,275	5,426
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,676
Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,377
Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,933
Kimberly-Clark Corp.	3.950%	11/1/28	3,575	4,283
Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,391
Kimberly-Clark Corp.	3.100%	3/26/30	6,060	6,885
Kimberly-Clark Corp.	6.625%	8/1/37	300	473
Kimberly-Clark Corp.	5.300%	3/1/41	8,275	11,573
Kimberly-Clark Corp.	3.700%	6/1/43	2,025	2,350
Kimberly-Clark Corp.	3.900%	5/4/47	2,774	3,441
Kimberly-Clark Corp.	2.875%	2/7/50	5,725	6,224
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,846
Koninklijke Philips NV	6.875%	3/11/38	4,600	6,802
Koninklijke Philips NV	5.000%	3/15/42	7,775	9,978
Kroger Co.	2.950%	11/1/21	9,861	10,161
Kroger Co.	3.400%	4/15/22	4,102	4,276
Kroger Co.	2.800%	8/1/22	2,800	2,912
Kroger Co.	3.850%	8/1/23	9,757	10,610
Kroger Co.	4.000%	2/1/24	4,309	4,761
Kroger Co.	3.500%	2/1/26	1,800	2,033
Kroger Co.	2.650%	10/15/26	5,605	6,097
Kroger Co.	7.700%	6/1/29	4,025	5,597
Kroger Co.	8.000%	9/15/29	6,150	8,903
Kroger Co.	2.200%	5/1/30	3,000	3,111

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kroger Co.	7.500%	4/1/31	1,125	1,672
	Kroger Co.	6.900%	4/15/38	3,327	4,871
	Kroger Co.	5.400%	7/15/40	2,650	3,428
	Kroger Co.	5.000%	4/15/42	4,399	5,539
	Kroger Co.	5.150%	8/1/43	2,250	2,896
	Kroger Co.	3.875%	10/15/46	9,250	10,352
	Kroger Co.	4.450%	2/1/47	5,375	6,516
	Kroger Co.	4.650%	1/15/48	3,874	4,880
	Kroger Co.	5.400%	1/15/49	1,800	2,511
	Kroger Co.	3.950%	1/15/50	7,075	8,111
	Laboratory Corp. of America Holdings	3.200%	2/1/22	6,075	6,301
	Laboratory Corp. of America Holdings	3.750%	8/23/22	550	580
	Laboratory Corp. of America Holdings	4.000%	11/1/23	550	601
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,500	8,058
	Laboratory Corp. of America Holdings	2.300%	12/1/24	4,000	4,211
	Laboratory Corp. of America Holdings	3.600%	2/1/25	11,108	12,206
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,225	5,827
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,775	6,050
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	10,656
[4]	Mayo Clinic	3.774%	11/15/43	5,125	5,912
[4]	Mayo Clinic	4.000%	11/15/47	1,875	2,262
[4]	Mayo Clinic	4.128%	11/15/52	1,150	1,497
	McCormick & Co. Inc.	3.900%	7/15/21	875	896
	McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,677
	McCormick & Co. Inc.	3.150%	8/15/24	6,775	7,344
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	11,652
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	4,280
	McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,609
	McKesson Corp.	2.700%	12/15/22	9,300	9,686
	McKesson Corp.	2.850%	3/15/23	1,500	1,571
	McKesson Corp.	3.796%	3/15/24	364	399
	McKesson Corp.	3.950%	2/16/28	5,350	6,109
	McKesson Corp.	4.750%	5/30/29	7,275	8,738
	McKesson Corp.	6.000%	3/1/41	375	508
	McKesson Corp.	4.883%	3/15/44	1,679	2,036
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,435	13,171
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	7,258
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	11,306
[4]	MedStar Health Inc.	3.626%	8/15/49	4,000	4,311
	Medtronic Inc.	3.150%	3/15/22	15,340	16,029
	Medtronic Inc.	3.500%	3/15/25	13,793	15,534
	Medtronic Inc.	4.375%	3/15/35	27,819	36,368
	Medtronic Inc.	4.625%	3/15/45	14,017	18,765
	Memorial Health Services	3.447%	11/1/49	5,000	5,145
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	956
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	2,164
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	4,605	5,860
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	2,217
	Merck & Co. Inc.	2.350%	2/10/22	11,034	11,378
	Merck & Co. Inc.	2.400%	9/15/22	10,820	11,263
	Merck & Co. Inc.	2.800%	5/18/23	15,925	16,934
	Merck & Co. Inc.	2.900%	3/7/24	4,750	5,117
	Merck & Co. Inc.	2.750%	2/10/25	22,453	24,305
	Merck & Co. Inc.	0.750%	2/24/26	8,000	7,975

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Merck & Co. Inc.	3.400%	3/7/29	13,470	15,570
	Merck & Co. Inc.	1.450%	6/24/30	8,010	7,968
	Merck & Co. Inc.	6.500%	12/1/33	5,650	8,507
	Merck & Co. Inc.	3.900%	3/7/39	7,610	9,390
	Merck & Co. Inc.	2.350%	6/24/40	6,000	6,099
	Merck & Co. Inc.	3.600%	9/15/42	8,670	10,217
	Merck & Co. Inc.	4.150%	5/18/43	13,914	17,812
	Merck & Co. Inc.	3.700%	2/10/45	23,234	28,046
	Merck & Co. Inc.	4.000%	3/7/49	6,248	8,066
	Merck & Co. Inc.	2.450%	6/24/50	6,250	6,275
	Mercy Health	4.302%	7/1/28	1,750	1,979
	Molson Coors Beverage Co.	2.100%	7/15/21	9,162	9,287
	Molson Coors Beverage Co.	3.500%	5/1/22	826	861
	Molson Coors Beverage Co.	3.000%	7/15/26	20,476	21,260
	Molson Coors Beverage Co.	5.000%	5/1/42	9,000	9,552
	Molson Coors Beverage Co.	4.200%	7/15/46	14,175	13,769
[6]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	3,800	3,909
	Mondelez International Inc.	0.625%	7/1/22	8,575	8,573
	Mondelez International Inc.	2.125%	4/13/23	3,000	3,104
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,590
	Mondelez International Inc.	3.625%	2/13/26	3,500	3,942
	Mondelez International Inc.	2.750%	4/13/30	10,650	11,452
	Mondelez International Inc.	4.625%	5/7/48	2,100	2,705
[4]	Montefiore Obligated Group	5.246%	11/1/48	6,800	7,658
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	2,306
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,000	5,372
[6]	Mylan Inc.	3.125%	1/15/23	325	341
	Mylan Inc.	4.200%	11/29/23	8,205	8,932
	Mylan Inc.	4.550%	4/15/28	2,115	2,431
	Mylan Inc.	5.400%	11/29/43	4,820	5,905
	Mylan Inc.	5.200%	4/15/48	1,775	2,181
	Mylan NV	3.950%	6/15/26	17,595	19,576
	Mylan NV	5.250%	6/15/46	9,800	11,937
	New York & Presbyterian Hospital	4.024%	8/1/45	4,390	5,415
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	5,718
	New York & Presbyterian Hospital	3.954%	8/1/19	5,685	6,182
	Northwell Healthcare Inc.	3.979%	11/1/46	6,975	7,263
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	9,248
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	4,342
	Novartis Capital Corp.	2.400%	5/17/22	24,250	25,161
	Novartis Capital Corp.	2.400%	9/21/22	5,794	6,036
	Novartis Capital Corp.	3.400%	5/6/24	15,653	17,219
	Novartis Capital Corp.	1.750%	2/14/25	4,300	4,494
	Novartis Capital Corp.	3.000%	11/20/25	15,077	16,714
	Novartis Capital Corp.	2.000%	2/14/27	5,000	5,292
	Novartis Capital Corp.	3.100%	5/17/27	10,875	12,181
	Novartis Capital Corp.	2.200%	8/14/30	16,100	16,973
	Novartis Capital Corp.	3.700%	9/21/42	5,175	6,195
	Novartis Capital Corp.	4.400%	5/6/44	13,961	18,488
	Novartis Capital Corp.	4.000%	11/20/45	11,650	14,588
	Novartis Capital Corp.	2.750%	8/14/50	10,065	10,619
[4]	NYU Hospitals Center	4.368%	7/1/47	4,775	5,232
	NYU Langone Hospitals	5.750%	7/1/43	3,100	4,015

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	NYU Langone Hospitals	4.784%	7/1/44	3,425	3,995
	NYU Langone Hospitals	3.380%	7/1/55	7,245	7,091
	Ochsner Clinic Foundation	5.897%	5/15/45	275	343
[4]	OhioHealth Corp.	3.042%	11/15/50	3,025	3,216
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,424
	Partners Healthcare System Inc.	3.765%	7/1/48	1,000	1,167
	Partners Healthcare System Inc.	3.192%	7/1/49	3,275	3,479
	Partners Healthcare System Inc.	4.117%	7/1/55	2,500	3,169
	Partners Healthcare System Inc.	3.342%	7/1/60	10,400	10,937
	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,272
	PepsiCo Inc.	3.000%	8/25/21	12,620	12,987
	PepsiCo Inc.	1.700%	10/6/21	10,725	10,889
	PepsiCo Inc.	2.750%	3/5/22	10,320	10,749
	PepsiCo Inc.	2.250%	5/2/22	6,000	6,209
	PepsiCo Inc.	3.100%	7/17/22	3,425	3,597
	PepsiCo Inc.	2.750%	3/1/23	7,975	8,460
	PepsiCo Inc.	0.750%	5/1/23	8,500	8,577
	PepsiCo Inc.	3.600%	3/1/24	5,334	5,878
	PepsiCo Inc.	2.250%	3/19/25	9,830	10,506
	PepsiCo Inc.	2.750%	4/30/25	10,130	11,046
	PepsiCo Inc.	3.500%	7/17/25	4,000	4,530
	PepsiCo Inc.	2.850%	2/24/26	5,175	5,704
	PepsiCo Inc.	2.375%	10/6/26	14,525	15,746
	PepsiCo Inc.	2.625%	3/19/27	2,500	2,737
	PepsiCo Inc.	3.000%	10/15/27	13,525	15,146
	PepsiCo Inc.	2.625%	7/29/29	5,933	6,554
	PepsiCo Inc.	2.750%	3/19/30	13,590	15,107
	PepsiCo Inc.	1.625%	5/1/30	15,125	15,405
	PepsiCo Inc.	5.500%	1/15/40	1,300	1,894
	PepsiCo Inc.	4.000%	3/5/42	9,800	12,187
	PepsiCo Inc.	3.600%	8/13/42	4,100	4,925
	PepsiCo Inc.	4.250%	10/22/44	8,525	10,896
	PepsiCo Inc.	4.600%	7/17/45	5,135	6,890
	PepsiCo Inc.	4.450%	4/14/46	13,175	17,548
	PepsiCo Inc.	3.450%	10/6/46	14,075	16,222
	PepsiCo Inc.	3.375%	7/29/49	10,665	12,199
	PepsiCo Inc.	2.875%	10/15/49	9,200	9,764
	PepsiCo Inc.	3.625%	3/19/50	19,705	23,869
	PepsiCo Inc.	3.875%	3/19/60	6,870	8,738
	PerkinElmer Inc.	3.300%	9/15/29	7,350	7,868
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	3,798	3,948
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	8,069
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,980	7,611
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	3,750	3,792
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,011	3,218
	Pfizer Inc.	3.000%	9/15/21	5,500	5,678
	Pfizer Inc.	2.200%	12/15/21	4,200	4,314
	Pfizer Inc.	2.800%	3/11/22	5,085	5,282
	Pfizer Inc.	3.000%	6/15/23	5,760	6,170
	Pfizer Inc.	3.200%	9/15/23	6,225	6,730
	Pfizer Inc.	2.950%	3/15/24	7,925	8,567
	Pfizer Inc.	3.400%	5/15/24	650	720
	Pfizer Inc.	0.800%	5/28/25	4,500	4,502
	Pfizer Inc.	2.750%	6/3/26	12,725	14,023

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pfizer Inc.	3.000%	12/15/26	17,825	20,051
	Pfizer Inc.	3.600%	9/15/28	8,025	9,455
	Pfizer Inc.	3.450%	3/15/29	11,800	13,752
	Pfizer Inc.	2.625%	4/1/30	12,105	13,301
	Pfizer Inc.	1.700%	5/28/30	14,925	15,172
	Pfizer Inc.	4.000%	12/15/36	10,550	12,881
	Pfizer Inc.	4.100%	9/15/38	7,275	9,076
	Pfizer Inc.	3.900%	3/15/39	6,505	7,971
	Pfizer Inc.	7.200%	3/15/39	19,540	32,515
	Pfizer Inc.	2.550%	5/28/40	8,500	8,783
	Pfizer Inc.	5.600%	9/15/40	1,700	2,468
	Pfizer Inc.	4.300%	6/15/43	5,010	6,434
	Pfizer Inc.	4.400%	5/15/44	13,075	17,150
	Pfizer Inc.	4.125%	12/15/46	10,650	13,661
	Pfizer Inc.	4.200%	9/15/48	8,775	11,453
	Pfizer Inc.	4.000%	3/15/49	4,537	5,755
	Pfizer Inc.	2.700%	5/28/50	17,750	18,288
	Pharmacia LLC	6.600%	12/1/28	5,248	7,224
	Philip Morris International Inc.	2.900%	11/15/21	3,450	3,569
	Philip Morris International Inc.	2.625%	2/18/22	5,000	5,157
	Philip Morris International Inc.	2.375%	8/17/22	7,400	7,673
	Philip Morris International Inc.	2.500%	8/22/22	3,000	3,120
	Philip Morris International Inc.	2.500%	11/2/22	5,900	6,168
	Philip Morris International Inc.	2.625%	3/6/23	2,970	3,135
	Philip Morris International Inc.	1.125%	5/1/23	5,025	5,099
	Philip Morris International Inc.	2.125%	5/10/23	4,230	4,400
	Philip Morris International Inc.	3.600%	11/15/23	7,660	8,404
	Philip Morris International Inc.	2.875%	5/1/24	9,625	10,325
	Philip Morris International Inc.	3.250%	11/10/24	10,600	11,702
	Philip Morris International Inc.	1.500%	5/1/25	5,412	5,548
	Philip Morris International Inc.	3.375%	8/11/25	4,625	5,152
	Philip Morris International Inc.	2.750%	2/25/26	10,500	11,417
	Philip Morris International Inc.	3.125%	8/17/27	4,500	4,996
	Philip Morris International Inc.	3.125%	3/2/28	4,230	4,710
	Philip Morris International Inc.	3.375%	8/15/29	5,730	6,510
	Philip Morris International Inc.	2.100%	5/1/30	7,250	7,461
	Philip Morris International Inc.	6.375%	5/16/38	7,600	11,444
	Philip Morris International Inc.	4.375%	11/15/41	10,418	12,646
	Philip Morris International Inc.	4.500%	3/20/42	5,090	6,250
	Philip Morris International Inc.	3.875%	8/21/42	7,602	8,672
	Philip Morris International Inc.	4.125%	3/4/43	9,815	11,523
	Philip Morris International Inc.	4.875%	11/15/43	6,450	8,244
	Philip Morris International Inc.	4.250%	11/10/44	8,110	9,800
[4]	Procter & Gamble - Esop	9.360%	1/1/21	254	260
	Procter & Gamble Co.	1.700%	11/3/21	7,105	7,234
	Procter & Gamble Co.	2.300%	2/6/22	7,164	7,397
	Procter & Gamble Co.	3.100%	8/15/23	8,250	8,984
	Procter & Gamble Co.	2.450%	3/25/25	5,825	6,323
	Procter & Gamble Co.	2.700%	2/2/26	4,500	5,018
	Procter & Gamble Co.	2.450%	11/3/26	10,300	11,299
	Procter & Gamble Co.	2.800%	3/25/27	6,595	7,337
	Procter & Gamble Co.	2.850%	8/11/27	6,575	7,426
	Procter & Gamble Co.	3.000%	3/25/30	17,200	19,679
	Procter & Gamble Co.	5.500%	2/1/34	5,200	7,555

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Procter & Gamble Co.	5.800%	8/15/34	897	1,348
	Procter & Gamble Co.	5.550%	3/5/37	4,500	6,908
	Procter & Gamble Co.	3.550%	3/25/40	10,780	12,988
	Procter & Gamble Co.	3.500%	10/25/47	5,100	6,258
	Procter & Gamble Co.	3.600%	3/25/50	10,115	12,647
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,250	1,337
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,900	7,201
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	3,461
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	3,500	3,987
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,650
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,370
	Quest Diagnostics Inc.	3.450%	6/1/26	10,900	12,215
	Quest Diagnostics Inc.	4.200%	6/30/29	2,740	3,173
	Quest Diagnostics Inc.	2.950%	6/30/30	8,245	8,697
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	4,764
	Quest Diagnostics Inc.	5.750%	1/30/40	876	1,086
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	2,484
	Reynolds American Inc.	4.000%	6/12/22	5,100	5,388
	Reynolds American Inc.	4.850%	9/15/23	2,345	2,613
	Reynolds American Inc.	4.450%	6/12/25	24,550	27,658
	Reynolds American Inc.	5.700%	8/15/35	6,545	8,148
	Reynolds American Inc.	7.250%	6/15/37	4,800	6,321
	Reynolds American Inc.	8.125%	5/1/40	2,239	3,062
	Reynolds American Inc.	7.000%	8/4/41	2,040	2,613
	Reynolds American Inc.	6.150%	9/15/43	5,075	6,395
	Reynolds American Inc.	5.850%	8/15/45	19,440	23,812
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,899
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,400	1,435
	Sanofi	3.375%	6/19/23	15,000	16,228
	Sanofi	3.625%	6/19/28	10,775	12,577
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	32,500	33,130
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	24,882	26,358
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25,820	28,651
	Spectrum Health System Obligated Group	3.487%	7/15/49	2,855	3,155
	SSM Health Care Corp.	3.688%	6/1/23	7,600	8,152
	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,933
	Stanford Health Care	3.795%	11/15/48	5,075	6,015
	Stryker Corp.	3.375%	5/15/24	5,425	5,886
	Stryker Corp.	1.150%	6/15/25	3,400	3,423
	Stryker Corp.	3.375%	11/1/25	6,265	6,969
	Stryker Corp.	3.500%	3/15/26	8,747	9,827
	Stryker Corp.	3.650%	3/7/28	5,300	6,085
	Stryker Corp.	1.950%	6/15/30	8,350	8,357
	Stryker Corp.	4.100%	4/1/43	3,725	4,447
	Stryker Corp.	4.375%	5/15/44	2,575	3,129
	Stryker Corp.	4.625%	3/15/46	6,120	7,962
	Stryker Corp.	2.900%	6/15/50	4,500	4,480
	Sutter Health	3.695%	8/15/28	3,025	3,370
	Sutter Health	4.091%	8/15/48	4,400	5,165
	Sysco Corp.	2.500%	7/15/21	1,825	1,853
	Sysco Corp.	2.600%	6/12/22	1,800	1,858
	Sysco Corp.	3.550%	3/15/25	2,000	2,155
	Sysco Corp.	3.750%	10/1/25	4,775	5,233
	Sysco Corp.	3.300%	7/15/26	8,250	8,818

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sysco Corp.	3.250%	7/15/27	14,864	15,727
	Sysco Corp.	2.400%	2/15/30	1,815	1,793
	Sysco Corp.	5.950%	4/1/30	9,650	12,103
	Sysco Corp.	6.600%	4/1/40	6,415	8,671
	Sysco Corp.	4.850%	10/1/45	3,480	4,035
	Sysco Corp.	4.500%	4/1/46	5,275	5,723
	Sysco Corp.	4.450%	3/15/48	6,425	7,027
	Sysco Corp.	3.300%	2/15/50	5,300	4,984
	Sysco Corp.	6.600%	4/1/50	10,297	14,298
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	9,625	10,037
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,050	11,187
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,050	18,554
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	3,900	3,906
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,000	4,035
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	7,000	7,013
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	4,975	4,964
[4]	Texas Health Resources	4.330%	11/15/55	900	1,175
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,000	8,470
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,600	1,766
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,573	12,075
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,826
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,995	11,006
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	8,458
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	7,000	7,567
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	3,420	4,224
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	6,138
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,525	5,603
	Toledo Hospital	5.325%	11/15/28	2,935	3,129
	Toledo Hospital	5.750%	11/15/38	3,350	3,925
	Toledo Hospital	6.015%	11/15/48	3,450	3,810
	Trinity Health Corp.	4.125%	12/1/45	5,070	5,930
	Tyson Foods Inc.	2.250%	8/23/21	4,850	4,927
	Tyson Foods Inc.	4.500%	6/15/22	13,525	14,380
	Tyson Foods Inc.	3.900%	9/28/23	3,300	3,600
	Tyson Foods Inc.	3.950%	8/15/24	19,065	21,111
	Tyson Foods Inc.	4.000%	3/1/26	26,044	29,808
	Tyson Foods Inc.	3.550%	6/2/27	11,175	12,369
	Tyson Foods Inc.	4.350%	3/1/29	19,000	22,328
	Tyson Foods Inc.	4.875%	8/15/34	4,325	5,535
	Tyson Foods Inc.	4.550%	6/2/47	8,625	10,451
	Tyson Foods Inc.	5.100%	9/28/48	12,900	16,656
	Unilever Capital Corp.	1.375%	7/28/21	8,395	8,486
	Unilever Capital Corp.	3.000%	3/7/22	5,075	5,284
	Unilever Capital Corp.	3.125%	3/22/23	200	213
	Unilever Capital Corp.	3.250%	3/7/24	13,175	14,326
	Unilever Capital Corp.	2.600%	5/5/24	19,965	21,310
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,891
	Unilever Capital Corp.	3.100%	7/30/25	3,875	4,292
	Unilever Capital Corp.	2.000%	7/28/26	6,200	6,554
	Unilever Capital Corp.	2.900%	5/5/27	6,400	7,092
	Unilever Capital Corp.	2.125%	9/6/29	15,050	15,871
	Unilever Capital Corp.	5.900%	11/15/32	8,600	12,426
[6]	Upjohn Inc.	1.125%	6/22/22	8,600	8,652
[6]	Upjohn Inc.	1.650%	6/22/25	6,500	6,627

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[6]	Upjohn Inc.	2.300%	6/22/27	4,895	5,053
[6]	Upjohn Inc.	2.700%	6/22/30	10,600	10,923
[6]	Upjohn Inc.	3.850%	6/22/40	12,030	12,911
[6]	Upjohn Inc.	4.000%	6/22/50	15,590	16,701
	UPMC	3.600%	4/3/25	5,000	5,411
	Whirlpool Corp.	4.700%	6/1/22	6,700	7,116
	Whirlpool Corp.	4.000%	3/1/24	2,675	2,889
	Whirlpool Corp.	3.700%	5/1/25	800	870
	Whirlpool Corp.	4.750%	2/26/29	6,200	7,382
	Whirlpool Corp.	4.500%	6/1/46	4,675	5,202
	Whirlpool Corp.	4.600%	5/15/50	2,500	2,847
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	2,000	2,498
	Wyeth LLC	7.250%	3/1/23	2,000	2,353
	Wyeth LLC	6.450%	2/1/24	10,991	13,217
	Wyeth LLC	6.500%	2/1/34	5,225	8,129
	Wyeth LLC	6.000%	2/15/36	1,680	2,432
	Wyeth LLC	5.950%	4/1/37	17,010	24,954
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,985
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,593
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,713
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,425	2,570
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,070	17,432
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	2,795
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,710	7,216
	Zoetis Inc.	3.250%	8/20/21	2,625	2,703
	Zoetis Inc.	3.250%	2/1/23	16,023	16,923
	Zoetis Inc.	4.500%	11/13/25	2,915	3,396
	Zoetis Inc.	3.000%	9/12/27	8,040	8,851
	Zoetis Inc.	3.900%	8/20/28	4,950	5,807
	Zoetis Inc.	2.000%	5/15/30	3,400	3,469
	Zoetis Inc.	4.700%	2/1/43	10,790	14,242
	Zoetis Inc.	3.950%	9/12/47	4,375	5,270
	Zoetis Inc.	4.450%	8/20/48	3,700	4,828
	Zoetis Inc.	3.000%	5/15/50	2,400	2,490

	Energy (2.4%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	16,280	16,988
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	10,175	10,801
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	5,100	5,316
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	9,498	10,903
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	15,200	15,664
	Baker Hughes Holdings LLC	5.125%	9/15/40	6,540	7,893
	Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,262
	Boardwalk Pipelines LP	4.950%	12/15/24	575	615
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	16,662
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	2,823
	BP Capital Markets America Inc.	2.112%	9/16/21	9,250	9,420
	BP Capital Markets America Inc.	3.245%	5/6/22	11,075	11,611
	BP Capital Markets America Inc.	2.520%	9/19/22	5,500	5,698

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	BP Capital Markets America Inc.	2.937%	4/6/23	5,000	5,290
	BP Capital Markets America Inc.	2.750%	5/10/23	20,495	21,604
	BP Capital Markets America Inc.	3.216%	11/28/23	5,800	6,205
	BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,779
	BP Capital Markets America Inc.	3.224%	4/14/24	6,697	7,191
	BP Capital Markets America Inc.	3.194%	4/6/25	4,000	4,347
	BP Capital Markets America Inc.	3.796%	9/21/25	5,525	6,210
	BP Capital Markets America Inc.	3.410%	2/11/26	8,500	9,389
	BP Capital Markets America Inc.	3.119%	5/4/26	25,301	27,576
	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,843
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	9,390
	BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,849
	BP Capital Markets America Inc.	4.234%	11/6/28	13,225	15,396
	BP Capital Markets America Inc.	3.633%	4/6/30	21,910	24,706
	BP Capital Markets America Inc.	3.000%	2/24/50	12,000	11,803
	BP Capital Markets plc	3.561%	11/1/21	17,674	18,336
	BP Capital Markets plc	3.062%	3/17/22	550	571
	BP Capital Markets plc	2.500%	11/6/22	7,375	7,668
	BP Capital Markets plc	3.994%	9/26/23	2,700	2,961
	BP Capital Markets plc	3.814%	2/10/24	2,825	3,105
	BP Capital Markets plc	3.535%	11/4/24	10,326	11,346
	BP Capital Markets plc	3.506%	3/17/25	6,314	6,984
	BP Capital Markets plc	3.279%	9/19/27	22,573	24,630
	BP Capital Markets plc	3.723%	11/28/28	12,825	14,587
[4]	BP Capital Markets plc	4.375%	12/31/49	3,000	3,018
[4]	BP Capital Markets plc	4.875%	12/31/49	3,000	3,111
	Burlington Resources Finance Co.	7.200%	8/15/31	7,062	10,129
	Burlington Resources Finance Co.	7.400%	12/1/31	3,875	5,546
	Canadian Natural Resources Ltd.	3.450%	11/15/21	915	936
	Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,254
	Canadian Natural Resources Ltd.	3.800%	4/15/24	15,765	16,731
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,000	4,998
	Canadian Natural Resources Ltd.	3.850%	6/1/27	12,075	12,905
	Canadian Natural Resources Ltd.	2.950%	7/15/30	5,000	4,979
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,346
	Canadian Natural Resources Ltd.	6.450%	6/30/33	2,645	3,174
	Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	2,560
	Canadian Natural Resources Ltd.	6.500%	2/15/37	5,965	7,113
	Canadian Natural Resources Ltd.	6.250%	3/15/38	6,343	7,516
	Canadian Natural Resources Ltd.	6.750%	2/1/39	3,035	3,688
	Canadian Natural Resources Ltd.	4.950%	6/1/47	5,000	5,463
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	7,967
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	13,875	15,557
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	20,654	22,668
[6]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	12,250	12,495
	Chevron Corp.	2.411%	3/3/22	3,925	4,038
	Chevron Corp.	2.498%	3/3/22	4,350	4,491
	Chevron Corp.	2.355%	12/5/22	20,964	21,804
	Chevron Corp.	1.141%	5/11/23	10,200	10,369
	Chevron Corp.	3.191%	6/24/23	28,428	30,450
	Chevron Corp.	2.895%	3/3/24	14,000	15,065
	Chevron Corp.	1.554%	5/11/25	16,000	16,406
	Chevron Corp.	3.326%	11/17/25	3,900	4,363
	Chevron Corp.	2.954%	5/16/26	9,700	10,716

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chevron Corp.	1.995%	5/11/27	5,500	5,738
Chevron Corp.	2.236%	5/11/30	16,000	16,704
Chevron Corp.	2.978%	5/11/40	6,500	6,926
Chevron Corp.	3.078%	5/11/50	8,945	9,492
Cimarex Energy Co.	4.375%	6/1/24	5,900	6,225
Cimarex Energy Co.	3.900%	5/15/27	5,805	5,856
Cimarex Energy Co.	4.375%	3/15/29	3,280	3,358
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,298	11,749
Columbia Pipeline Group Inc.	5.800%	6/1/45	4,385	5,333
Concho Resources Inc.	4.375%	1/15/25	3,000	3,090
Concho Resources Inc.	3.750%	10/1/27	15,871	16,922
Concho Resources Inc.	4.300%	8/15/28	15,056	16,524
Concho Resources Inc.	4.875%	10/1/47	7,300	8,203
Concho Resources Inc.	4.850%	8/15/48	5,204	5,809
Conoco Funding Co.	7.250%	10/15/31	1,740	2,518
ConocoPhillips	5.900%	10/15/32	2,225	3,009
ConocoPhillips	5.900%	5/15/38	8,161	11,100
ConocoPhillips	6.500%	2/1/39	23,463	33,908
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	6,071	8,093
ConocoPhillips Co.	3.350%	11/15/24	2,625	2,866
ConocoPhillips Co.	4.950%	3/15/26	15,835	18,942
ConocoPhillips Co.	4.300%	11/15/44	8,848	10,783
ConocoPhillips Holding Co.	6.950%	4/15/29	6,300	8,744
Devon Energy Corp.	5.850%	12/15/25	2,425	2,683
Devon Energy Corp.	7.950%	4/15/32	2,314	2,704
Devon Energy Corp.	5.600%	7/15/41	9,995	9,733
Devon Energy Corp.	4.750%	5/15/42	11,400	9,904
Devon Energy Corp.	5.000%	6/15/45	5,250	4,699
Devon Financing Co. LLC	7.875%	9/30/31	7,950	9,262
Diamondback Energy Inc.	2.875%	12/1/24	9,000	9,011
Diamondback Energy Inc.	5.375%	5/31/25	7,000	7,228
Diamondback Energy Inc.	3.250%	12/1/26	13,000	13,081
Diamondback Energy Inc.	3.500%	12/1/29	13,250	12,803
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	11,315
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,736
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,861
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	5,000	5,317
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,000	4,618
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,978	3,401
Enable Midstream Partners LP	3.900%	5/15/24	6,100	5,963
Enable Midstream Partners LP	4.400%	3/15/27	8,500	7,894
Enable Midstream Partners LP	4.950%	5/15/28	10,200	9,448
Enable Midstream Partners LP	5.000%	5/15/44	2,775	2,217
Enbridge Energy Partners LP	4.200%	9/15/21	7,185	7,409
Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,501
Enbridge Energy Partners LP	7.500%	4/15/38	4,725	6,450
Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,236
Enbridge Energy Partners LP	7.375%	10/15/45	2,780	3,906
Enbridge Inc.	2.900%	7/15/22	8,200	8,485
Enbridge Inc.	3.500%	6/10/24	6,425	6,897
Enbridge Inc.	2.500%	1/15/25	4,500	4,664
Enbridge Inc.	3.700%	7/15/27	6,675	7,262
Enbridge Inc.	3.125%	11/15/29	14,295	14,873
Enbridge Inc.	4.500%	6/10/44	5,995	6,809

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Enbridge Inc.	4.000%	11/15/49	5,750	6,048
Energy Transfer Operating LP	3.600%	2/1/23	6,888	7,138
Energy Transfer Operating LP	4.250%	3/15/23	18,860	19,897
Energy Transfer Operating LP	4.200%	9/15/23	5,600	5,950
Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,754
Energy Transfer Operating LP	4.050%	3/15/25	15,986	16,985
Energy Transfer Operating LP	2.900%	5/15/25	9,350	9,572
Energy Transfer Operating LP	4.750%	1/15/26	16,005	17,425
Energy Transfer Operating LP	4.200%	4/15/27	5,300	5,539
Energy Transfer Operating LP	5.500%	6/1/27	8,800	9,790
Energy Transfer Operating LP	5.250%	4/15/29	13,100	14,246
Energy Transfer Operating LP	3.750%	5/15/30	16,480	16,315
Energy Transfer Operating LP	4.900%	3/15/35	3,350	3,350
Energy Transfer Operating LP	6.250%	4/15/49	15,300	16,256
Energy Transfer Operating LP	5.000%	5/15/50	16,700	15,781
Energy Transfer Partners LP	4.950%	6/15/28	10,260	11,017
Energy Transfer Partners LP	6.625%	10/15/36	1,950	2,147
Energy Transfer Partners LP	5.800%	6/15/38	5,790	5,899
Energy Transfer Partners LP	7.500%	7/1/38	4,932	5,758
Energy Transfer Partners LP	6.050%	6/1/41	5,690	5,846
Energy Transfer Partners LP	6.500%	2/1/42	11,326	12,402
Energy Transfer Partners LP	5.150%	2/1/43	5,900	5,472
Energy Transfer Partners LP	5.950%	10/1/43	300	301
Energy Transfer Partners LP	5.150%	3/15/45	1,780	1,689
Energy Transfer Partners LP	6.125%	12/15/45	13,950	14,665
Energy Transfer Partners LP	5.300%	4/15/47	9,890	9,630
Energy Transfer Partners LP	6.000%	6/15/48	10,500	10,894
Eni USA Inc.	7.300%	11/15/27	1,095	1,351
Enterprise Products Operating LLC	3.500%	2/1/22	6,075	6,332
Enterprise Products Operating LLC	4.050%	2/15/22	625	658
Enterprise Products Operating LLC	3.350%	3/15/23	10,929	11,568
Enterprise Products Operating LLC	3.900%	2/15/24	7,720	8,432
Enterprise Products Operating LLC	3.750%	2/15/25	7,925	8,750
Enterprise Products Operating LLC	3.700%	2/15/26	8,518	9,552
Enterprise Products Operating LLC	3.950%	2/15/27	1,300	1,479
Enterprise Products Operating LLC	4.150%	10/16/28	10,000	11,375
Enterprise Products Operating LLC	3.125%	7/31/29	13,500	14,438
Enterprise Products Operating LLC	2.800%	1/31/30	20,700	21,565
Enterprise Products Operating LLC	6.875%	3/1/33	8,843	11,501
Enterprise Products Operating LLC	6.650%	10/15/34	235	317
Enterprise Products Operating LLC	7.550%	4/15/38	3,330	4,939
Enterprise Products Operating LLC	6.125%	10/15/39	5,845	7,505
Enterprise Products Operating LLC	5.950%	2/1/41	7,465	9,561
Enterprise Products Operating LLC	5.700%	2/15/42	3,065	3,807
Enterprise Products Operating LLC	4.850%	8/15/42	12,293	14,069
Enterprise Products Operating LLC	4.450%	2/15/43	15,212	16,795
Enterprise Products Operating LLC	4.850%	3/15/44	20,026	23,261
Enterprise Products Operating LLC	5.100%	2/15/45	7,240	8,593
Enterprise Products Operating LLC	4.900%	5/15/46	10,385	12,141
Enterprise Products Operating LLC	4.250%	2/15/48	18,242	20,005
Enterprise Products Operating LLC	4.800%	2/1/49	7,228	8,517
Enterprise Products Operating LLC	4.200%	1/31/50	12,000	13,283
Enterprise Products Operating LLC	4.950%	10/15/54	2,265	2,517
Enterprise Products Operating LLC	3.950%	1/31/60	12,900	13,253

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,964
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	5,315	4,777
	EOG Resources Inc.	2.625%	3/15/23	15,165	15,888
	EOG Resources Inc.	3.150%	4/1/25	700	765
	EOG Resources Inc.	4.150%	1/15/26	6,750	7,785
	EOG Resources Inc.	4.375%	4/15/30	11,595	13,795
	EOG Resources Inc.	4.950%	4/15/50	12,000	15,452
	Exxon Mobil Corp.	2.397%	3/6/22	31,750	32,648
	Exxon Mobil Corp.	2.726%	3/1/23	43,075	45,313
	Exxon Mobil Corp.	1.571%	4/15/23	12,880	13,190
	Exxon Mobil Corp.	2.019%	8/16/24	9,300	9,694
	Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,934
	Exxon Mobil Corp.	2.992%	3/19/25	29,500	32,025
	Exxon Mobil Corp.	3.043%	3/1/26	9,373	10,282
	Exxon Mobil Corp.	2.275%	8/16/26	4,000	4,265
	Exxon Mobil Corp.	2.440%	8/16/29	9,500	10,035
	Exxon Mobil Corp.	3.482%	3/19/30	10,000	11,360
	Exxon Mobil Corp.	2.610%	10/15/30	31,955	34,041
	Exxon Mobil Corp.	2.995%	8/16/39	8,504	8,749
	Exxon Mobil Corp.	4.227%	3/19/40	23,850	28,697
	Exxon Mobil Corp.	3.567%	3/6/45	13,153	14,597
	Exxon Mobil Corp.	4.114%	3/1/46	10,000	12,017
	Exxon Mobil Corp.	3.095%	8/16/49	14,529	15,126
	Exxon Mobil Corp.	4.327%	3/19/50	38,095	47,370
	Exxon Mobil Corp.	3.452%	4/15/51	22,130	24,436
	Halliburton Co.	3.250%	11/15/21	5,005	5,093
	Halliburton Co.	3.500%	8/1/23	284	297
	Halliburton Co.	3.800%	11/15/25	1,510	1,631
	Halliburton Co.	2.920%	3/1/30	11,400	10,816
	Halliburton Co.	4.850%	11/15/35	14,325	14,880
	Halliburton Co.	6.700%	9/15/38	12,580	14,907
	Halliburton Co.	4.500%	11/15/41	2,000	1,913
	Halliburton Co.	4.750%	8/1/43	8,875	8,764
	Halliburton Co.	5.000%	11/15/45	16,917	17,488
	Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,157
	Hess Corp.	3.500%	7/15/24	2,750	2,767
	Hess Corp.	4.300%	4/1/27	5,460	5,637
	Hess Corp.	7.875%	10/1/29	2,075	2,490
	Hess Corp.	7.300%	8/15/31	1,000	1,173
	Hess Corp.	7.125%	3/15/33	2,430	2,837
	Hess Corp.	6.000%	1/15/40	15,700	16,877
	Hess Corp.	5.600%	2/15/41	9,422	9,881
	HollyFrontier Corp.	5.875%	4/1/26	8,008	8,789
	Husky Energy Inc.	3.950%	4/15/22	21,900	22,336
	Husky Energy Inc.	4.000%	4/15/24	5,905	6,036
	Husky Energy Inc.	4.400%	4/15/29	6,500	6,508
	Husky Energy Inc.	6.800%	9/15/37	4,135	4,400
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	12,298
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,411	4,631
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	15,185	15,981
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	9,088
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,747
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,923
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,900	6,453

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	12,989
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,509
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,810	3,720
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,901
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	7,872
Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,771	11,612
Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	12,789
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	6,327
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	2,482
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,600	5,850
Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,454	11,088
Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	4,894
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,600	7,088
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,617	4,012
Kinder Morgan Energy Partners LP	5.500%	3/1/44	8,900	10,552
Kinder Morgan Energy Partners LP	5.400%	9/1/44	49	58
Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,697
Kinder Morgan Inc.	4.300%	6/1/25	5,295	5,929
Kinder Morgan Inc.	4.300%	3/1/28	5,000	5,665
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,693
Kinder Morgan Inc.	7.750%	1/15/32	7,956	11,130
Kinder Morgan Inc.	5.300%	12/1/34	6,800	7,811
Kinder Morgan Inc.	5.550%	6/1/45	16,525	20,041
Kinder Morgan Inc.	5.050%	2/15/46	5,935	6,755
Kinder Morgan Inc.	5.200%	3/1/48	2,100	2,529
Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,438
Magellan Midstream Partners LP	3.250%	6/1/30	9,155	9,665
Magellan Midstream Partners LP	5.150%	10/15/43	3,775	4,168
Magellan Midstream Partners LP	4.250%	9/15/46	3,025	3,098
Magellan Midstream Partners LP	4.200%	10/3/47	10,510	10,780
Magellan Midstream Partners LP	3.950%	3/1/50	2,450	2,463
Marathon Oil Corp.	2.800%	11/1/22	8,000	8,010
Marathon Oil Corp.	3.850%	6/1/25	7,000	7,070
Marathon Oil Corp.	4.400%	7/15/27	10,100	9,911
Marathon Oil Corp.	6.800%	3/15/32	6,355	6,744
Marathon Oil Corp.	6.600%	10/1/37	5,242	5,203
Marathon Oil Corp.	5.200%	6/1/45	957	883
Marathon Petroleum Corp.	5.375%	10/1/22	2,000	2,013
Marathon Petroleum Corp.	4.500%	5/1/23	9,500	10,236
Marathon Petroleum Corp.	4.750%	12/15/23	5,530	6,042
Marathon Petroleum Corp.	5.125%	4/1/24	4,057	4,042
Marathon Petroleum Corp.	3.625%	9/15/24	5,300	5,631
Marathon Petroleum Corp.	4.700%	5/1/25	10,000	11,200
Marathon Petroleum Corp.	5.125%	12/15/26	8,000	9,240
Marathon Petroleum Corp.	3.800%	4/1/28	3,725	3,949
Marathon Petroleum Corp.	6.500%	3/1/41	9,569	11,878
Marathon Petroleum Corp.	4.750%	9/15/44	7,651	7,957
Marathon Petroleum Corp.	4.500%	4/1/48	4,975	5,106
Marathon Petroleum Corp.	5.000%	9/15/54	3,425	3,472
MPLX LP	3.500%	12/1/22	1,925	2,002
MPLX LP	3.375%	3/15/23	4,000	4,160
MPLX LP	4.500%	7/15/23	18,455	19,816
MPLX LP	4.875%	12/1/24	23,158	25,734
MPLX LP	5.250%	1/15/25	5,936	6,173

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
MPLX LP	4.000%	2/15/25	3,000	3,218
MPLX LP	4.875%	6/1/25	11,424	12,752
MPLX LP	4.125%	3/1/27	8,525	9,100
MPLX LP	4.250%	12/1/27	10,960	11,960
MPLX LP	4.000%	3/15/28	13,650	14,435
MPLX LP	4.800%	2/15/29	3,500	3,885
MPLX LP	4.500%	4/15/38	10,000	10,000
MPLX LP	5.200%	3/1/47	8,700	9,353
MPLX LP	5.200%	12/1/47	10,125	10,492
MPLX LP	4.700%	4/15/48	7,300	7,318
MPLX LP	5.500%	2/15/49	5,135	5,803
MPLX LP	4.900%	4/15/58	5,150	5,099
National Fuel Gas Co.	5.500%	1/15/26	1,000	1,062
National Fuel Gas Co.	3.950%	9/15/27	1,900	1,830
National Fuel Gas Co.	4.750%	9/1/28	11,000	11,023
National Oilwell Varco Inc.	2.600%	12/1/22	6,654	6,687
National Oilwell Varco Inc.	3.600%	12/1/29	5,000	4,850
National Oilwell Varco Inc.	3.950%	12/1/42	2,700	2,261
Newfield Exploration Co.	5.750%	1/30/22	11,625	11,596
Newfield Exploration Co.	5.625%	7/1/24	3,000	2,850
Newfield Exploration Co.	5.375%	1/1/26	5,238	4,898
Noble Energy Inc.	3.900%	11/15/24	1,549	1,561
Noble Energy Inc.	3.850%	1/15/28	4,789	4,615
Noble Energy Inc.	3.250%	10/15/29	5,000	4,550
Noble Energy Inc.	6.000%	3/1/41	7,425	7,147
Noble Energy Inc.	5.250%	11/15/43	10,200	9,448
Noble Energy Inc.	5.050%	11/15/44	13,545	12,309
Noble Energy Inc.	4.950%	8/15/47	4,800	4,308
ONEOK Inc.	4.250%	2/1/22	5,000	5,169
ONEOK Inc.	7.500%	9/1/23	4,293	4,925
ONEOK Inc.	2.750%	9/1/24	2,000	2,013
ONEOK Inc.	4.000%	7/13/27	4,125	4,163
ONEOK Inc.	4.550%	7/15/28	12,150	12,733
ONEOK Inc.	4.350%	3/15/29	9,600	10,062
ONEOK Inc.	3.400%	9/1/29	13,025	12,667
ONEOK Inc.	6.350%	1/15/31	6,000	7,046
ONEOK Inc.	6.000%	6/15/35	550	622
ONEOK Inc.	4.950%	7/13/47	8,464	8,164
ONEOK Inc.	5.200%	7/15/48	7,100	7,064
ONEOK Inc.	4.450%	9/1/49	7,250	6,716
ONEOK Inc.	4.500%	3/15/50	10,800	10,057
ONEOK Inc.	7.150%	1/15/51	100	123
ONEOK Partners LP	3.375%	10/1/22	16,259	16,808
ONEOK Partners LP	4.900%	3/15/25	5,039	5,461
ONEOK Partners LP	6.650%	10/1/36	8,653	9,976
ONEOK Partners LP	6.850%	10/15/37	6,725	7,661
ONEOK Partners LP	6.125%	2/1/41	750	819
ONEOK Partners LP	6.200%	9/15/43	3,200	3,393
Ovintiv Inc.	3.900%	11/15/21	3,975	3,955
Ovintiv Inc.	8.125%	9/15/30	1,400	1,316
Ovintiv Inc.	7.375%	11/1/31	5,464	5,000
Ovintiv Inc.	6.500%	8/15/34	5,136	4,571
Ovintiv Inc.	6.625%	8/15/37	5,005	4,254
Ovintiv Inc.	6.500%	2/1/38	5,095	4,324

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Petro-Canada	5.350%	7/15/33	2,625	2,933
Petro-Canada	5.950%	5/15/35	5,995	7,111
Petro-Canada	6.800%	5/15/38	8,815	11,345
Phillips 66	4.300%	4/1/22	14,230	15,098
Phillips 66	3.700%	4/6/23	3,000	3,209
Phillips 66	3.850%	4/9/25	7,500	8,313
Phillips 66	3.900%	3/15/28	7,250	8,111
Phillips 66	2.150%	12/15/30	15,000	14,550
Phillips 66	4.650%	11/15/34	6,650	7,904
Phillips 66	5.875%	5/1/42	12,007	16,146
Phillips 66	4.875%	11/15/44	11,300	13,972
Phillips 66 Partners LP	2.450%	12/15/24	1,964	2,012
Phillips 66 Partners LP	3.605%	2/15/25	4,900	5,243
Phillips 66 Partners LP	3.550%	10/1/26	6,075	6,575
Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,131
Phillips 66 Partners LP	3.150%	12/15/29	3,000	3,078
Phillips 66 Partners LP	4.680%	2/15/45	4,685	4,953
Phillips 66 Partners LP	4.900%	10/1/46	4,480	4,893
Pioneer Natural Resources Co.	4.450%	1/15/26	10,010	11,599
Plains All American Pipeline LP	3.800%	9/15/30	6,300	6,200
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	3,940	4,023
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	6,697	6,779
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	2,596	2,692
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	14,960	15,249
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	6,715	7,172
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	7,250	7,666
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	5,000	4,840
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,200	1,284
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	4,875	4,691
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	5,920	5,122
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	6,080	5,538
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	3,289	3,030
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	7,950	8,377
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	14,300	15,158
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	7,185	7,697
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,110	12,891
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,109	15,414
Sabine Pass Liquefaction LLC	5.750%	5/15/24	12,530	14,096
Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	24,543

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,000	11,750
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	8,000	8,940
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	18,500	19,841
[6]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	15,400	16,998
	Schlumberger Investment SA	3.650%	12/1/23	12,338	13,246
	Schlumberger Investment SA	2.650%	6/26/30	5,000	5,027
	Shell International Finance BV	1.750%	9/12/21	10,050	10,187
	Shell International Finance BV	2.375%	8/21/22	8,765	9,097
	Shell International Finance BV	2.250%	1/6/23	9,405	9,765
	Shell International Finance BV	3.400%	8/12/23	8,580	9,278
	Shell International Finance BV	3.500%	11/13/23	9,800	10,663
	Shell International Finance BV	2.000%	11/7/24	10,000	10,464
	Shell International Finance BV	2.375%	4/6/25	21,250	22,526
	Shell International Finance BV	3.250%	5/11/25	24,400	26,979
	Shell International Finance BV	2.875%	5/10/26	13,980	15,309
	Shell International Finance BV	2.500%	9/12/26	7,897	8,498
	Shell International Finance BV	3.875%	11/13/28	13,825	16,006
	Shell International Finance BV	2.375%	11/7/29	26,400	27,659
	Shell International Finance BV	2.750%	4/6/30	12,805	13,856
	Shell International Finance BV	4.125%	5/11/35	15,541	18,920
	Shell International Finance BV	6.375%	12/15/38	16,967	25,209
	Shell International Finance BV	3.625%	8/21/42	12,227	13,415
	Shell International Finance BV	4.550%	8/12/43	11,425	14,228
	Shell International Finance BV	4.375%	5/11/45	22,171	27,452
	Shell International Finance BV	4.000%	5/10/46	25,425	29,623
	Shell International Finance BV	3.750%	9/12/46	6,150	6,949
	Shell International Finance BV	3.125%	11/7/49	9,195	9,578
	Shell International Finance BV	3.250%	4/6/50	9,415	10,078
	Spectra Energy Partners LP	4.750%	3/15/24	8,305	9,259
	Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,948
	Spectra Energy Partners LP	3.375%	10/15/26	5,145	5,537
	Spectra Energy Partners LP	5.950%	9/25/43	2,840	3,585
	Spectra Energy Partners LP	4.500%	3/15/45	9,425	10,467
	Suncor Energy Inc.	2.800%	5/15/23	9,000	9,370
	Suncor Energy Inc.	3.600%	12/1/24	861	929
	Suncor Energy Inc.	3.100%	5/15/25	7,650	8,171
	Suncor Energy Inc.	7.150%	2/1/32	3,550	4,526
	Suncor Energy Inc.	5.950%	12/1/34	1,095	1,311
	Suncor Energy Inc.	6.500%	6/15/38	13,115	16,683
	Suncor Energy Inc.	4.000%	11/15/47	8,970	9,278
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	2,965	3,065
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,975	6,363
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,375	3,856
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	7,975	8,374
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	3,700	3,783
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	2,500	2,569
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	2,050	1,840
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,575	10,324
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	8,225	7,978
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	5,897	5,757
	TC PipeLines LP	3.900%	5/25/27	5,100	5,409
	TechnipFMC plc	3.450%	10/1/22	4,770	4,795
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	961
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	260

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,204
	Total Capital Canada Ltd.	2.750%	7/15/23	11,342	12,018
	Total Capital International SA	2.218%	7/12/21	7,000	7,117
	Total Capital International SA	2.875%	2/17/22	11,175	11,580
	Total Capital International SA	2.700%	1/25/23	11,290	11,886
	Total Capital International SA	3.700%	1/15/24	12,666	13,906
	Total Capital International SA	3.750%	4/10/24	4,291	4,727
	Total Capital International SA	2.434%	1/10/25	8,500	9,002
	Total Capital International SA	3.455%	2/19/29	16,563	18,718
	Total Capital International SA	2.829%	1/10/30	10,000	10,839
	Total Capital International SA	2.986%	6/29/41	4,000	4,074
	Total Capital International SA	3.461%	7/12/49	1,200	1,294
	Total Capital International SA	3.127%	5/29/50	20,000	20,438
	Total Capital International SA	3.386%	6/29/60	2,000	2,044
	Total Capital SA	3.883%	10/11/28	10,100	11,716
	TransCanada PipeLines Ltd.	2.500%	8/1/22	6,105	6,217
	TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,927
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,471	7,623
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	11,552
	TransCanada PipeLines Ltd.	4.100%	4/15/30	15,000	17,019
	TransCanada PipeLines Ltd.	4.625%	3/1/34	20,031	23,232
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,554
	TransCanada PipeLines Ltd.	5.850%	3/15/36	4,025	5,266
	TransCanada PipeLines Ltd.	6.200%	10/15/37	16,775	22,337
	TransCanada PipeLines Ltd.	4.750%	5/15/38	12,700	14,914
	TransCanada PipeLines Ltd.	7.625%	1/15/39	945	1,438
	TransCanada PipeLines Ltd.	6.100%	6/1/40	14,924	19,558
	TransCanada PipeLines Ltd.	5.000%	10/16/43	6,400	7,629
	TransCanada PipeLines Ltd.	4.875%	5/15/48	25,860	32,051
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,922
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,633
[6]	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	7,750	8,236
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	500	600
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,524
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,679
[6]	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	8,945	9,626
	Valero Energy Corp.	2.700%	4/15/23	14,800	15,354
	Valero Energy Corp.	3.650%	3/15/25	100	109
	Valero Energy Corp.	2.850%	4/15/25	9,040	9,530
	Valero Energy Corp.	3.400%	9/15/26	14,000	15,273
	Valero Energy Corp.	4.350%	6/1/28	16,488	18,595
	Valero Energy Corp.	4.000%	4/1/29	3,000	3,338
	Valero Energy Corp.	7.500%	4/15/32	6,981	9,677
	Valero Energy Corp.	6.625%	6/15/37	12,055	15,951
	Valero Energy Corp.	4.900%	3/15/45	2,000	2,321
	Valero Energy Partners LP	4.375%	12/15/26	5,800	6,567
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,548
	Williams Cos. Inc.	4.000%	11/15/21	4,500	4,564
	Williams Cos. Inc.	3.600%	3/15/22	10,530	10,938
	Williams Cos. Inc.	3.350%	8/15/22	6,300	6,560
	Williams Cos. Inc.	3.700%	1/15/23	6,950	7,332
	Williams Cos. Inc.	4.500%	11/15/23	3,650	3,991
	Williams Cos. Inc.	4.300%	3/4/24	4,400	4,796
	Williams Cos. Inc.	4.550%	6/24/24	12,050	13,330

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Williams Cos. Inc.	3.900%	1/15/25	22,560	24,619
	Williams Cos. Inc.	4.000%	9/15/25	7,275	8,057
	Williams Cos. Inc.	3.750%	6/15/27	12,000	12,800
	Williams Cos. Inc.	3.500%	11/15/30	16,010	16,956
	Williams Cos. Inc.	7.500%	1/15/31	550	709
	Williams Cos. Inc.	6.300%	4/15/40	6,420	7,704
	Williams Cos. Inc.	5.800%	11/15/43	12,875	14,661
	Williams Cos. Inc.	5.400%	3/4/44	9,250	10,094
	Williams Cos. Inc.	5.750%	6/24/44	4,000	4,600
	Williams Cos. Inc.	4.900%	1/15/45	3,900	4,217
	Williams Cos. Inc.	5.100%	9/15/45	9,738	10,627
	Williams Cos. Inc.	4.850%	3/1/48	4,005	4,431

	Other Industrial (0.1%)
[4]	American University	3.672%	4/1/49	4,150	4,515
[4]	Boston University	4.061%	10/1/48	3,035	3,885
	California Institute of Technology	4.321%	8/1/45	1,025	1,302
	California Institute of Technology	4.700%	11/1/11	5,575	7,928
	California Institute of Technology	3.650%	9/1/19	2,945	3,254
	CBRE Services Inc.	5.250%	3/15/25	4,950	5,566
	CBRE Services Inc.	4.875%	3/1/26	9,533	10,820
	Cintas Corp. No. 2	2.900%	4/1/22	3,600	3,742
	Cintas Corp. No. 2	3.250%	6/1/22	1,025	1,073
	Cintas Corp. No. 2	3.700%	4/1/27	8,475	9,580
	Cintas Corp. No. 2	6.150%	8/15/36	259	339
[4]	Duke University	2.682%	10/1/44	1,000	1,049
[4]	Duke University	2.832%	10/1/55	9,000	9,495
	Emory University	2.143%	9/1/30	6,000	6,208
	Emory University	2.969%	9/1/50	1,300	1,395
	Fluor Corp.	3.500%	12/15/24	8,091	6,887
	Georgetown University	4.315%	4/1/49	2,959	3,748
	Georgetown University	2.943%	4/1/50	2,725	2,724
	Georgetown University	5.215%	10/1/18	2,589	3,560
[4]	Johns Hopkins University	4.083%	7/1/53	4,950	6,112
	Leland Stanford Junior University	3.647%	5/1/48	14,275	17,784
	Leland Stanford Junior University	2.413%	6/1/50	1,150	1,184
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	145	178
	Massachusetts Institute of Technology	2.989%	7/1/50	3,080	3,463
	Massachusetts Institute of Technology	5.600%	7/1/11	7,896	13,935
	Massachusetts Institute of Technology	4.678%	7/1/14	8,975	13,506
[4]	Northwestern University	4.643%	12/1/44	4,775	6,376
[4]	Northwestern University	3.662%	12/1/57	2,100	2,607
	President & Fellows of Harvard College	3.619%	10/1/37	2,700	3,280
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	5,154
	President & Fellows of Harvard College	3.150%	7/15/46	3,800	4,401
	President & Fellows of Harvard College	2.517%	10/15/50	6,090	6,329
	President & Fellows of Harvard College	3.300%	7/15/56	300	366
	Steelcase Inc.	5.125%	1/18/29	3,700	3,923
[4]	Trustees of Boston College	3.129%	7/1/52	3,500	3,983
[4]	University of Chicago	4.003%	10/1/53	5,300	6,761
[4]	University of Notre Dame du Lac	3.438%	2/15/45	7,925	9,360
	University of Notre Dame du Lac	3.394%	2/15/48	2,700	3,164
	University of Pennsylvania	4.674%	9/1/12	6,298	9,133
[4]	University of Southern California	3.028%	10/1/39	7,751	8,523

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	University of Southern California	3.841%	10/1/47	9,550	11,994
	University of Southern California	3.226%	10/1/20	1,500	1,565
[4]	William Marsh Rice University	3.574%	5/15/45	20,700	24,104
	Yale University	0.873%	4/15/25	3,650	3,666
	Yale University	1.482%	4/15/30	4,050	4,085
	Yale University	2.402%	4/15/50	4,325	4,441

	Technology (2.6%)
	Adobe Inc.	1.700%	2/1/23	8,200	8,494
	Adobe Inc.	1.900%	2/1/25	3,889	4,101
	Adobe Inc.	3.250%	2/1/25	10,958	12,203
	Adobe Inc.	2.150%	2/1/27	800	857
	Adobe Inc.	2.300%	2/1/30	15,500	16,682
	Alphabet Inc.	1.998%	8/15/26	7,650	8,215
	Altera Corp.	4.100%	11/15/23	6,000	6,715
	Amdocs Ltd.	2.538%	6/15/30	6,000	5,935
	Analog Devices Inc.	2.500%	12/5/21	6,025	6,174
	Analog Devices Inc.	2.875%	6/1/23	6,700	7,043
	Analog Devices Inc.	3.125%	12/5/23	7,475	8,032
	Analog Devices Inc.	2.950%	4/1/25	3,050	3,305
	Analog Devices Inc.	3.500%	12/5/26	5,965	6,689
	Analog Devices Inc.	5.300%	12/15/45	100	136
	Apple Inc.	1.550%	8/4/21	100	101
	Apple Inc.	2.150%	2/9/22	11,115	11,434
	Apple Inc.	2.500%	2/9/22	22,935	23,693
	Apple Inc.	2.300%	5/11/22	6,030	6,236
	Apple Inc.	2.700%	5/13/22	20,755	21,637
	Apple Inc.	2.400%	1/13/23	8,371	8,782
	Apple Inc.	2.850%	2/23/23	18,992	20,168
	Apple Inc.	2.400%	5/3/23	49,823	52,666
	Apple Inc.	0.750%	5/11/23	17,425	17,594
	Apple Inc.	3.000%	2/9/24	15,735	17,021
	Apple Inc.	3.450%	5/6/24	9,375	10,359
	Apple Inc.	2.850%	5/11/24	24,251	26,103
	Apple Inc.	1.800%	9/11/24	3,000	3,135
	Apple Inc.	2.750%	1/13/25	15,273	16,600
	Apple Inc.	2.500%	2/9/25	17,788	19,214
	Apple Inc.	1.125%	5/11/25	18,405	18,764
	Apple Inc.	3.200%	5/13/25	9,694	10,826
	Apple Inc.	3.250%	2/23/26	42,175	47,348
	Apple Inc.	2.450%	8/4/26	29,100	31,547
	Apple Inc.	2.050%	9/11/26	8,000	8,522
	Apple Inc.	3.350%	2/9/27	21,601	24,490
	Apple Inc.	3.200%	5/11/27	26,000	29,445
	Apple Inc.	2.900%	9/12/27	25,470	28,469
	Apple Inc.	2.200%	9/11/29	12,580	13,446
	Apple Inc.	1.650%	5/11/30	20,000	20,524
	Apple Inc.	4.500%	2/23/36	9,180	12,114
	Apple Inc.	3.850%	5/4/43	25,048	30,922
	Apple Inc.	4.450%	5/6/44	5,675	7,565
	Apple Inc.	3.450%	2/9/45	16,300	18,886
	Apple Inc.	4.375%	5/13/45	19,735	26,065
	Apple Inc.	4.650%	2/23/46	33,300	45,462
	Apple Inc.	3.850%	8/4/46	14,350	17,852

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Apple Inc.	4.250%	2/9/47	7,300	9,488
	Apple Inc.	3.750%	9/12/47	10,324	12,365
	Apple Inc.	3.750%	11/13/47	10,000	12,145
	Apple Inc.	2.950%	9/11/49	28,290	30,785
	Apple Inc.	2.650%	5/11/50	21,220	21,928
	Applied Materials Inc.	3.900%	10/1/25	13,905	15,959
	Applied Materials Inc.	3.300%	4/1/27	9,200	10,493
	Applied Materials Inc.	1.750%	6/1/30	5,550	5,650
	Applied Materials Inc.	5.100%	10/1/35	6,475	8,956
	Applied Materials Inc.	5.850%	6/15/41	5,905	8,631
	Applied Materials Inc.	4.350%	4/1/47	6,000	7,738
	Applied Materials Inc.	2.750%	6/1/50	5,650	5,774
	Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,568
	Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,572
	Arrow Electronics Inc.	3.250%	9/8/24	7,315	7,764
	Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,314
	Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,693
	Autodesk Inc.	3.600%	12/15/22	825	870
	Autodesk Inc.	4.375%	6/15/25	4,600	5,167
	Autodesk Inc.	3.500%	6/15/27	4,150	4,688
	Autodesk Inc.	2.850%	1/15/30	5,300	5,839
	Avnet Inc.	3.750%	12/1/21	2,025	2,078
	Avnet Inc.	4.875%	12/1/22	3,845	4,093
	Avnet Inc.	4.625%	4/15/26	4,625	5,220
	Baidu Inc.	2.875%	7/6/22	9,875	10,108
	Baidu Inc.	3.500%	11/28/22	7,325	7,635
	Baidu Inc.	3.875%	9/29/23	8,400	8,934
	Baidu Inc.	4.375%	5/14/24	7,300	7,944
	Baidu Inc.	3.075%	4/7/25	800	838
	Baidu Inc.	4.125%	6/30/25	100	110
	Baidu Inc.	3.625%	7/6/27	5,375	5,780
	Baidu Inc.	4.375%	3/29/28	4,025	4,530
	Baidu Inc.	4.875%	11/14/28	2,400	2,819
	Baidu Inc.	3.425%	4/7/30	650	698
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	2,000	2,053
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	15,425	15,971
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	30,790	33,121
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	17,100	18,162
[6]	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.459%	9/15/26	28,778	30,890
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	37,857	40,928
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,600	9,087
[6]	Broadcom Inc.	3.125%	10/15/22	12,900	13,448
[6]	Broadcom Inc.	2.250%	11/15/23	8,100	8,359
[6]	Broadcom Inc.	3.625%	10/15/24	12,216	13,274
[6]	Broadcom Inc.	4.700%	4/15/25	15,000	16,888
[6]	Broadcom Inc.	3.150%	11/15/25	19,800	21,042
[6]	Broadcom Inc.	4.250%	4/15/26	18,200	20,268

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[6]	Broadcom Inc.	4.110%	9/15/28	19,382	21,198
[6]	Broadcom Inc.	4.750%	4/15/29	27,480	31,183
[6]	Broadcom Inc.	5.000%	4/15/30	18,800	21,625
[6]	Broadcom Inc.	4.150%	11/15/30	23,000	25,006
[6]	Broadcom Inc.	4.300%	11/15/32	17,000	18,768
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	3,004
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	4,470
	Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,638
	Cisco Systems Inc.	1.850%	9/20/21	6,275	6,386
	Cisco Systems Inc.	2.600%	2/28/23	11,250	11,850
	Cisco Systems Inc.	2.200%	9/20/23	5,000	5,270
	Cisco Systems Inc.	3.625%	3/4/24	8,482	9,470
	Cisco Systems Inc.	3.500%	6/15/25	4,271	4,878
	Cisco Systems Inc.	2.950%	2/28/26	12,290	13,835
	Cisco Systems Inc.	2.500%	9/20/26	3,225	3,563
	Cisco Systems Inc.	5.900%	2/15/39	7,100	10,564
	Cisco Systems Inc.	5.500%	1/15/40	15,242	22,305
	Citrix Systems Inc.	4.500%	12/1/27	3,250	3,729
	Citrix Systems Inc.	3.300%	3/1/30	5,650	6,034
	Corning Inc.	2.900%	5/15/22	4,675	4,832
	Corning Inc.	4.700%	3/15/37	4,475	5,272
	Corning Inc.	5.750%	8/15/40	7,460	9,699
	Corning Inc.	4.750%	3/15/42	2,195	2,633
	Corning Inc.	4.375%	11/15/57	4,250	4,856
	Corning Inc.	5.450%	11/15/79	6,900	8,247
[6]	Dell International LLC / EMC Corp.	5.450%	6/15/23	30,700	33,573
[6]	Dell International LLC / EMC Corp.	4.000%	7/15/24	5,000	5,373
[6]	Dell International LLC / EMC Corp.	5.850%	7/15/25	9,000	10,353
[6]	Dell International LLC / EMC Corp.	6.020%	6/15/26	53,417	61,034
[6]	Dell International LLC / EMC Corp.	4.900%	10/1/26	12,585	13,831
[6]	Dell International LLC / EMC Corp.	6.100%	7/15/27	4,000	4,619
[6]	Dell International LLC / EMC Corp.	5.300%	10/1/29	5,000	5,493
[6]	Dell International LLC / EMC Corp.	6.200%	7/15/30	8,955	10,424
[6]	Dell International LLC / EMC Corp.	8.100%	7/15/36	14,450	18,701
[6]	Dell International LLC / EMC Corp.	8.350%	7/15/46	18,736	24,750
	DXC Technology Co.	4.000%	4/15/23	4,000	4,184
	DXC Technology Co.	4.250%	4/15/24	14,375	15,497
	DXC Technology Co.	4.125%	4/15/25	6,917	7,376
	DXC Technology Co.	4.750%	4/15/27	2,170	2,338
	Equifax Inc.	3.600%	8/15/21	1,300	1,340
	Equifax Inc.	3.950%	6/15/23	2,000	2,168
	Equifax Inc.	2.600%	12/1/24	2,200	2,328
	Equifax Inc.	2.600%	12/15/25	3,000	3,192
	Equifax Inc.	3.100%	5/15/30	5,940	6,320
	Equinix Inc.	2.625%	11/18/24	13,750	14,638
	Equinix Inc.	1.250%	7/15/25	4,000	3,998
	Equinix Inc.	2.900%	11/18/26	10,000	10,756
	Equinix Inc.	1.800%	7/15/27	12,000	11,981
	Equinix Inc.	3.200%	11/18/29	11,000	11,929
	Equinix Inc.	2.150%	7/15/30	19,000	18,791
	Equinix Inc.	3.000%	7/15/50	4,000	3,895
	Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	7,018
	Fidelity National Information Services Inc.	3.875%	6/5/24	2,820	3,113
	Fidelity National Information Services Inc.	3.000%	8/15/26	11,005	12,190

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fidelity National Information Services Inc.	3.750%	5/21/29	10,000	11,693
Fiserv Inc.	3.800%	10/1/23	11,243	12,278
Fiserv Inc.	2.750%	7/1/24	18,000	19,193
Fiserv Inc.	3.850%	6/1/25	14,617	16,501
Fiserv Inc.	3.200%	7/1/26	13,000	14,383
Fiserv Inc.	2.250%	6/1/27	13,700	14,342
Fiserv Inc.	4.200%	10/1/28	8,000	9,397
Fiserv Inc.	3.500%	7/1/29	32,432	36,451
Fiserv Inc.	2.650%	6/1/30	14,000	14,784
Fiserv Inc.	4.400%	7/1/49	19,550	23,646
Flex Ltd.	5.000%	2/15/23	2,730	2,940
Flex Ltd.	4.750%	6/15/25	75	83
Flex Ltd.	4.875%	6/15/29	6,500	7,125
Global Payments Inc.	3.800%	4/1/21	6,530	6,646
Global Payments Inc.	3.750%	6/1/23	5,450	5,844
Global Payments Inc.	4.000%	6/1/23	4,595	4,969
Global Payments Inc.	2.650%	2/15/25	14,475	15,363
Global Payments Inc.	4.800%	4/1/26	6,500	7,597
Global Payments Inc.	4.450%	6/1/28	5,060	5,873
Global Payments Inc.	3.200%	8/15/29	19,243	20,602
Global Payments Inc.	2.900%	5/15/30	8,000	8,361
Global Payments Inc.	4.150%	8/15/49	12,575	14,440
Hewlett Packard Enterprise Co.	3.500%	10/5/21	260	268
Hewlett Packard Enterprise Co.	4.400%	10/15/22	17,850	19,109
Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	2,054
Hewlett Packard Enterprise Co.	4.450%	10/2/23	11,255	12,305
Hewlett Packard Enterprise Co.	4.650%	10/1/24	8,450	9,468
Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	21,880
Hewlett Packard Enterprise Co.	6.200%	10/15/35	7,942	9,888
Hewlett Packard Enterprise Co.	6.350%	10/15/45	13,493	16,542
HP Inc.	2.200%	6/17/25	12,000	12,362
HP Inc.	3.000%	6/17/27	15,000	15,722
HP Inc.	3.400%	6/17/30	16,000	16,419
HP Inc.	6.000%	9/15/41	7,820	9,214
IBM Credit LLC	2.200%	9/8/22	6,500	6,731
IBM Credit LLC	3.000%	2/6/23	6,875	7,304
Intel Corp.	3.300%	10/1/21	12,600	13,072
Intel Corp.	2.350%	5/11/22	5,000	5,168
Intel Corp.	3.100%	7/29/22	6,100	6,450
Intel Corp.	2.700%	12/15/22	19,982	21,137
Intel Corp.	2.875%	5/11/24	26,646	28,840
Intel Corp.	3.400%	3/25/25	12,320	13,814
Intel Corp.	3.700%	7/29/25	28,275	32,173
Intel Corp.	2.600%	5/19/26	11,340	12,362
Intel Corp.	3.750%	3/25/27	12,800	14,853
Intel Corp.	2.450%	11/15/29	22,500	24,294
Intel Corp.	3.900%	3/25/30	21,610	26,155
Intel Corp.	4.000%	12/15/32	6,700	8,289
Intel Corp.	4.600%	3/25/40	6,000	7,923
Intel Corp.	4.800%	10/1/41	7,072	9,541
Intel Corp.	4.100%	5/19/46	13,225	16,683
Intel Corp.	4.100%	5/11/47	10,100	12,677
Intel Corp.	3.734%	12/8/47	17,550	21,110
Intel Corp.	3.250%	11/15/49	15,400	17,232

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Intel Corp.	4.750%	3/25/50	19,559	27,543
	Intel Corp.	3.100%	2/15/60	5,500	6,054
	Intel Corp.	4.950%	3/25/60	8,930	13,089
	International Business Machines Corp.	2.500%	1/27/22	6,575	6,787
	International Business Machines Corp.	2.850%	5/13/22	24,350	25,468
	International Business Machines Corp.	1.875%	8/1/22	7,485	7,692
	International Business Machines Corp.	2.875%	11/9/22	33,085	34,862
	International Business Machines Corp.	3.375%	8/1/23	12,075	13,076
	International Business Machines Corp.	3.625%	2/12/24	17,085	18,805
	International Business Machines Corp.	3.000%	5/15/24	25,100	27,133
	International Business Machines Corp.	7.000%	10/30/25	7,850	10,363
	International Business Machines Corp.	3.450%	2/19/26	12,464	14,031
	International Business Machines Corp.	3.300%	5/15/26	37,800	42,502
	International Business Machines Corp.	1.700%	5/15/27	15,092	15,407
	International Business Machines Corp.	6.220%	8/1/27	1,975	2,607
	International Business Machines Corp.	6.500%	1/15/28	50	67
	International Business Machines Corp.	3.500%	5/15/29	32,255	37,144
	International Business Machines Corp.	1.950%	5/15/30	27,600	28,122
	International Business Machines Corp.	5.875%	11/29/32	6,075	8,634
	International Business Machines Corp.	4.150%	5/15/39	14,200	17,193
	International Business Machines Corp.	5.600%	11/30/39	5,623	7,964
	International Business Machines Corp.	2.850%	5/15/40	7,210	7,462
	International Business Machines Corp.	4.000%	6/20/42	9,000	10,798
	International Business Machines Corp.	4.250%	5/15/49	25,306	31,552
	International Business Machines Corp.	2.950%	5/15/50	16,535	16,973
	Intuit Inc.	0.650%	7/15/23	2,000	2,004
	Intuit Inc.	0.950%	7/15/25	4,500	4,508
	Intuit Inc.	1.350%	7/15/27	4,500	4,516
	Intuit Inc.	1.650%	7/15/30	4,500	4,506
	Jabil Inc.	4.700%	9/15/22	1,500	1,593
	Jabil Inc.	3.950%	1/12/28	4,000	4,309
	Jabil Inc.	3.600%	1/15/30	4,000	4,191
	Juniper Networks Inc.	4.350%	6/15/25	7,232	8,096
	Juniper Networks Inc.	3.750%	8/15/29	9,000	10,025
	Juniper Networks Inc.	5.950%	3/15/41	3,605	4,453
	Keysight Technologies Inc.	4.550%	10/30/24	9,145	10,200
	Keysight Technologies Inc.	4.600%	4/6/27	5,600	6,569
	Keysight Technologies Inc.	3.000%	10/30/29	750	811
	KLA Corp.	4.650%	11/1/24	10,775	12,350
	KLA Corp.	4.100%	3/15/29	6,041	7,115
	KLA Corp.	5.000%	3/15/49	4,325	5,704
	KLA Corp.	3.300%	3/1/50	3,000	3,093
	Lam Research Corp.	3.800%	3/15/25	4,901	5,510
	Lam Research Corp.	3.750%	3/15/26	11,500	13,176
	Lam Research Corp.	4.000%	3/15/29	6,390	7,583
	Lam Research Corp.	1.900%	6/15/30	9,000	9,177
	Lam Research Corp.	4.875%	3/15/49	5,700	7,837
	Lam Research Corp.	2.875%	6/15/50	8,000	8,229
	Lam Research Corp.	3.125%	6/15/60	4,900	5,163
[6]	Leidos Inc.	2.950%	5/15/23	6,000	6,248
[6]	Leidos Inc.	3.625%	5/15/25	6,800	7,404
[6]	Leidos Inc.	4.375%	5/15/30	6,500	7,313
	Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	5,290
	Marvell Technology Group Ltd.	4.875%	6/22/28	3,758	4,510

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,485
	Maxim Integrated Products Inc.	3.450%	6/15/27	625	681
	Microchip Technology Inc.	4.333%	6/1/23	5,000	5,398
	Micron Technology Inc.	4.640%	2/6/24	3,000	3,308
	Micron Technology Inc.	4.975%	2/6/26	350	402
	Micron Technology Inc.	4.185%	2/15/27	8,000	8,960
	Micron Technology Inc.	5.327%	2/6/29	5,950	7,118
	Microsoft Corp.	1.550%	8/8/21	16,250	16,474
	Microsoft Corp.	2.400%	2/6/22	25,359	26,168
	Microsoft Corp.	2.375%	2/12/22	12,700	13,118
	Microsoft Corp.	2.650%	11/3/22	30,986	32,602
	Microsoft Corp.	2.375%	5/1/23	1,225	1,292
	Microsoft Corp.	2.000%	8/8/23	18,050	18,890
	Microsoft Corp.	2.875%	2/6/24	18,780	20,269
	Microsoft Corp.	2.700%	2/12/25	6,425	7,007
	Microsoft Corp.	3.125%	11/3/25	22,450	25,093
	Microsoft Corp.	2.400%	8/8/26	36,107	39,378
	Microsoft Corp.	3.300%	2/6/27	37,717	43,078
	Microsoft Corp.	3.500%	2/12/35	16,825	20,465
	Microsoft Corp.	4.200%	11/3/35	10,835	14,059
	Microsoft Corp.	3.450%	8/8/36	18,588	22,388
	Microsoft Corp.	4.100%	2/6/37	19,131	24,654
	Microsoft Corp.	3.500%	11/15/42	15,195	18,156
	Microsoft Corp.	4.450%	11/3/45	22,643	31,165
	Microsoft Corp.	3.700%	8/8/46	38,325	47,923
	Microsoft Corp.	4.250%	2/6/47	10,917	14,825
	Microsoft Corp.	2.525%	6/1/50	54,434	56,230
	Microsoft Corp.	4.000%	2/12/55	12,659	16,206
	Microsoft Corp.	3.950%	8/8/56	19,763	25,382
	Microsoft Corp.	2.675%	6/1/60	32,346	33,754
	Motorola Solutions Inc.	3.750%	5/15/22	3,611	3,796
	Motorola Solutions Inc.	3.500%	3/1/23	7,715	8,170
	Motorola Solutions Inc.	4.000%	9/1/24	5,094	5,614
	Motorola Solutions Inc.	4.600%	2/23/28	6,000	6,821
	Motorola Solutions Inc.	4.600%	5/23/29	6,000	6,928
	Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,381
	NetApp Inc.	3.375%	6/15/21	4,350	4,451
	NetApp Inc.	3.300%	9/29/24	4,475	4,786
	NetApp Inc.	1.875%	6/22/25	4,000	4,056
	NetApp Inc.	2.375%	6/22/27	4,000	4,052
	NetApp Inc.	2.700%	6/22/30	6,000	6,014
	NVIDIA Corp.	2.200%	9/16/21	8,550	8,719
	NVIDIA Corp.	3.200%	9/16/26	8,080	9,150
	NVIDIA Corp.	2.850%	4/1/30	14,500	16,116
	NVIDIA Corp.	3.500%	4/1/40	8,000	9,316
	NVIDIA Corp.	3.500%	4/1/50	21,785	24,853
	NVIDIA Corp.	3.700%	4/1/60	4,007	4,696
[6]	NXP BV / NXP Funding LLC	4.875%	3/1/24	9,250	10,356
[6]	NXP BV / NXP Funding LLC	5.350%	3/1/26	3,500	4,140
[6]	NXP BV / NXP Funding LLC	5.550%	12/1/28	2,000	2,437
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	2,000	2,228
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	6,000	6,327
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	18,000	20,376
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	11,240	12,088

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oracle Corp.	2.800%	7/8/21	12,635	12,954
	Oracle Corp.	1.900%	9/15/21	53,473	54,378
	Oracle Corp.	2.500%	5/15/22	9,350	9,667
	Oracle Corp.	2.500%	10/15/22	22,810	23,844
	Oracle Corp.	2.625%	2/15/23	8,000	8,408
	Oracle Corp.	2.400%	9/15/23	20,575	21,632
	Oracle Corp.	3.400%	7/8/24	13,500	14,774
	Oracle Corp.	2.950%	11/15/24	32,430	35,180
	Oracle Corp.	2.500%	4/1/25	33,510	35,925
	Oracle Corp.	2.950%	5/15/25	16,357	17,806
	Oracle Corp.	2.650%	7/15/26	38,460	41,480
	Oracle Corp.	2.800%	4/1/27	31,890	34,756
	Oracle Corp.	3.250%	11/15/27	10,000	11,216
	Oracle Corp.	2.950%	4/1/30	35,755	39,806
	Oracle Corp.	4.300%	7/8/34	16,040	19,988
	Oracle Corp.	3.900%	5/15/35	13,500	16,296
	Oracle Corp.	3.850%	7/15/36	14,795	17,293
	Oracle Corp.	3.800%	11/15/37	10,000	11,695
	Oracle Corp.	6.125%	7/8/39	5,000	7,387
	Oracle Corp.	3.600%	4/1/40	30,120	33,987
	Oracle Corp.	5.375%	7/15/40	22,757	31,499
	Oracle Corp.	4.500%	7/8/44	7,680	9,591
	Oracle Corp.	4.125%	5/15/45	13,375	15,953
	Oracle Corp.	4.000%	7/15/46	24,811	29,102
	Oracle Corp.	4.000%	11/15/47	16,765	19,838
	Oracle Corp.	3.600%	4/1/50	38,300	42,773
	Oracle Corp.	4.375%	5/15/55	6,325	8,009
	Oracle Corp.	3.850%	4/1/60	29,140	34,104
	PayPal Holdings Inc.	2.200%	9/26/22	9,000	9,302
	PayPal Holdings Inc.	1.350%	6/1/23	5,000	5,089
	PayPal Holdings Inc.	2.400%	10/1/24	6,700	7,102
	PayPal Holdings Inc.	1.650%	6/1/25	5,325	5,509
	PayPal Holdings Inc.	2.650%	10/1/26	10,300	11,121
	PayPal Holdings Inc.	2.850%	10/1/29	11,109	12,059
	PayPal Holdings Inc.	2.300%	6/1/30	11,750	12,191
	PayPal Holdings Inc.	3.250%	6/1/50	13,000	14,134
	QUALCOMM Inc.	3.000%	5/20/22	16,825	17,581
	QUALCOMM Inc.	2.600%	1/30/23	25,825	27,078
	QUALCOMM Inc.	2.900%	5/20/24	19,415	20,919
	QUALCOMM Inc.	3.450%	5/20/25	11,400	12,715
	QUALCOMM Inc.	3.250%	5/20/27	12,500	14,144
	QUALCOMM Inc.	2.150%	5/20/30	5,000	5,200
	QUALCOMM Inc.	4.650%	5/20/35	9,700	12,923
	QUALCOMM Inc.	4.800%	5/20/45	10,870	14,109
	QUALCOMM Inc.	4.300%	5/20/47	12,491	15,541
	QUALCOMM Inc.	3.250%	5/20/50	6,300	6,824
	salesforce.com Inc.	3.250%	4/11/23	8,625	9,256
	salesforce.com Inc.	3.700%	4/11/28	12,050	13,995
	Seagate HDD Cayman	4.750%	6/1/23	1,000	1,064
	Seagate HDD Cayman	4.875%	3/1/24	6,000	6,450
	Seagate HDD Cayman	4.750%	1/1/25	1,900	2,035
	Seagate HDD Cayman	4.875%	6/1/27	2,012	2,183
[6]	Seagate HDD Cayman	4.091%	6/1/29	2,182	2,280
[6]	Seagate HDD Cayman	4.125%	1/15/31	2,500	2,622

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Seagate HDD Cayman	5.750%	12/1/34	2,000	2,208
	Texas Instruments Inc.	1.850%	5/15/22	4,400	4,511
	Texas Instruments Inc.	2.625%	5/15/24	4,222	4,535
	Texas Instruments Inc.	1.375%	3/12/25	6,733	6,912
	Texas Instruments Inc.	2.900%	11/3/27	4,425	4,950
	Texas Instruments Inc.	2.250%	9/4/29	7,500	7,948
	Texas Instruments Inc.	1.750%	5/4/30	6,300	6,400
	Texas Instruments Inc.	3.875%	3/15/39	7,500	9,267
	Texas Instruments Inc.	4.150%	5/15/48	13,840	17,846
	Trimble Inc.	4.150%	6/15/23	1,025	1,091
	Trimble Inc.	4.750%	12/1/24	3,826	4,163
	Trimble Inc.	4.900%	6/15/28	4,000	4,590
	Tyco Electronics Group SA	3.500%	2/3/22	3,900	4,069
	Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,540
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,444
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,214
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	10,887
	Verisk Analytics Inc.	4.125%	9/12/22	8,500	9,063
	Verisk Analytics Inc.	4.000%	6/15/25	6,250	7,073
	Verisk Analytics Inc.	4.125%	3/15/29	7,090	8,305
	Verisk Analytics Inc.	5.500%	6/15/45	3,500	4,796
	Verisk Analytics Inc.	3.625%	5/15/50	5,000	5,622
	VMware Inc.	2.950%	8/21/22	12,375	12,850
	VMware Inc.	4.500%	5/15/25	10,454	11,391
	VMware Inc.	4.650%	5/15/27	2,000	2,214
	VMware Inc.	3.900%	8/21/27	23,225	24,564
	VMware Inc.	4.700%	5/15/30	7,168	7,955
	Xilinx Inc.	2.950%	6/1/24	6,483	6,957
	Xilinx Inc.	2.375%	6/1/30	6,300	6,499

	Transportation (0.7%)
[4]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	654	494
[4]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	1,456	1,223
[4]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	5,060	4,225
[4]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	851	800
[4]	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	1,750	1,461
[4]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	2,624	2,511
[4]	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	3,598	2,880
[4]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	4,460	4,152
[4]	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	1,884	1,526
[4]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	5,936	5,395
[4]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,387	2,268

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	4,905	4,567
[4]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	1,969	1,809
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,540	2,614
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,066
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,360	6,661
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,543
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,710
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,983	6,608
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	9,320
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	13,507
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	200	227
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	13,550	15,354
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,384
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,775	9,567
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	7,396
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	7,188
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,880
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	9,179
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	12,043
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	8,728	11,219
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	6,200	8,525
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	9,994
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	8,129
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	7,458	9,220
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,722	10,204
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,700	10,562
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,075	3,816
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	11,915	14,843
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	6,070	7,613
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,575	10,280
	Canadian National Railway Co.	2.850%	12/15/21	13,385	13,734
	Canadian National Railway Co.	2.950%	11/21/24	1,319	1,401
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,955
	Canadian National Railway Co.	6.900%	7/15/28	300	401
	Canadian National Railway Co.	6.250%	8/1/34	370	551
	Canadian National Railway Co.	6.200%	6/1/36	5,425	8,115
	Canadian National Railway Co.	6.375%	11/15/37	145	214
	Canadian National Railway Co.	3.650%	2/3/48	8,485	9,819
	Canadian National Railway Co.	2.450%	5/1/50	13,711	13,133
	Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,440
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,951
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	6,056
	Canadian Pacific Railway Co.	4.000%	6/1/28	3,000	3,457
	Canadian Pacific Railway Co.	2.050%	3/5/30	10,100	10,334
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,431	3,463
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	128
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,110	16,156
	Canadian Pacific Railway Co.	4.800%	8/1/45	100	132
	Canadian Pacific Railway Co.	6.125%	9/15/15	10,100	15,406
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,772
[4]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,162	2,111

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	5,105	4,699
[4]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	927	842
	CSX Corp.	3.700%	11/1/23	2,800	3,078
	CSX Corp.	3.400%	8/1/24	4,000	4,405
	CSX Corp.	3.350%	11/1/25	5,400	6,057
	CSX Corp.	2.600%	11/1/26	6,400	6,963
	CSX Corp.	3.250%	6/1/27	12,250	13,701
	CSX Corp.	3.800%	3/1/28	13,350	15,373
	CSX Corp.	4.250%	3/15/29	12,000	14,382
	CSX Corp.	2.400%	2/15/30	9,500	10,042
	CSX Corp.	6.000%	10/1/36	150	205
	CSX Corp.	6.150%	5/1/37	4,500	6,301
	CSX Corp.	6.220%	4/30/40	7,279	10,580
	CSX Corp.	5.500%	4/15/41	5,700	7,903
	CSX Corp.	4.750%	5/30/42	790	1,015
	CSX Corp.	4.100%	3/15/44	8,325	10,147
	CSX Corp.	3.800%	11/1/46	5,015	5,764
	CSX Corp.	4.300%	3/1/48	8,225	10,232
	CSX Corp.	4.750%	11/15/48	3,000	3,976
	CSX Corp.	4.500%	3/15/49	14,300	18,413
	CSX Corp.	3.800%	4/15/50	10,600	12,595
	CSX Corp.	4.500%	8/1/54	1,235	1,579
	CSX Corp.	4.250%	11/1/66	6,625	7,994
	CSX Corp.	4.650%	3/1/68	2,845	3,699
[4]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	5,062	4,864
[4]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	845	830
[4]	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	4,000	3,965
[4]	Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000%	6/10/28	7,000	6,702
	FedEx Corp.	2.625%	8/1/22	4,083	4,251
	FedEx Corp.	4.000%	1/15/24	3,250	3,596
	FedEx Corp.	3.200%	2/1/25	3,350	3,622
	FedEx Corp.	3.250%	4/1/26	3,637	3,946
	FedEx Corp.	3.300%	3/15/27	3,550	3,813
	FedEx Corp.	3.400%	2/15/28	10,000	10,816
	FedEx Corp.	3.100%	8/5/29	9,375	10,000
	FedEx Corp.	4.250%	5/15/30	4,300	4,907
	FedEx Corp.	4.900%	1/15/34	1,700	2,064
	FedEx Corp.	3.900%	2/1/35	4,100	4,425
	FedEx Corp.	3.875%	8/1/42	275	278
	FedEx Corp.	4.100%	4/15/43	2,275	2,327
	FedEx Corp.	5.100%	1/15/44	8,447	9,860
	FedEx Corp.	4.750%	11/15/45	11,725	13,169
	FedEx Corp.	4.550%	4/1/46	16,199	17,463
	FedEx Corp.	4.400%	1/15/47	8,900	9,474
	FedEx Corp.	4.050%	2/15/48	8,500	8,726
	FedEx Corp.	4.950%	10/17/48	9,578	11,105
	FedEx Corp.	5.250%	5/15/50	11,900	14,561
	FedEx Corp.	4.500%	2/1/65	785	800

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	6,244
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,500	6,280
[4]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	9,878	8,862
	Kansas City Southern	3.000%	5/15/23	3,949	4,035
	Kansas City Southern	2.875%	11/15/29	4,000	4,222
	Kansas City Southern	4.300%	5/15/43	4,140	4,942
	Kansas City Southern	4.950%	8/15/45	10,525	13,518
	Kansas City Southern	4.700%	5/1/48	700	899
	Kansas City Southern	3.500%	5/1/50	7,240	7,936
	Kirby Corp.	4.200%	3/1/28	9,217	9,282
	Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,119
	Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,383
	Norfolk Southern Corp.	2.903%	2/15/23	9,053	9,556
	Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,655
	Norfolk Southern Corp.	3.650%	8/1/25	1,400	1,580
	Norfolk Southern Corp.	2.900%	6/15/26	250	276
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,874
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	5,340
	Norfolk Southern Corp.	3.800%	8/1/28	6,058	7,033
	Norfolk Southern Corp.	2.550%	11/1/29	1,840	1,960
	Norfolk Southern Corp.	7.050%	5/1/37	539	798
	Norfolk Southern Corp.	4.837%	10/1/41	11,598	14,874
	Norfolk Southern Corp.	3.950%	10/1/42	2,125	2,472
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	8,313
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	11,829
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	1,379
	Norfolk Southern Corp.	4.150%	2/28/48	3,400	4,202
	Norfolk Southern Corp.	4.100%	5/15/49	3,550	4,391
	Norfolk Southern Corp.	3.400%	11/1/49	1,500	1,652
	Norfolk Southern Corp.	3.050%	5/15/50	11,000	11,379
	Norfolk Southern Corp.	4.050%	8/15/52	5,000	5,991
[6]	Norfolk Southern Corp.	3.155%	5/15/55	2,839	2,901
	Ryder System Inc.	2.250%	9/1/21	350	354
	Ryder System Inc.	2.875%	6/1/22	2,500	2,588
	Ryder System Inc.	3.400%	3/1/23	5,400	5,667
	Ryder System Inc.	3.750%	6/9/23	12,000	12,766
	Ryder System Inc.	3.650%	3/18/24	7,775	8,262
	Ryder System Inc.	2.500%	9/1/24	3,475	3,580
	Ryder System Inc.	4.625%	6/1/25	5,051	5,637
	Ryder System Inc.	2.900%	12/1/26	2,000	2,063
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,008
	Southwest Airlines Co.	4.750%	5/4/23	7,900	8,127
	Southwest Airlines Co.	5.250%	5/4/25	1,800	1,899
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,388
	Southwest Airlines Co.	5.125%	6/15/27	9,870	10,281
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,598
	Southwest Airlines Co.	2.625%	2/10/30	3,000	2,692
[4]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,561	1,546
[4]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,904	1,609
	Union Pacific Corp.	2.950%	3/1/22	2,700	2,808
	Union Pacific Corp.	4.163%	7/15/22	9,996	10,633
	Union Pacific Corp.	2.750%	4/15/23	7,240	7,632

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Union Pacific Corp.	3.500%	6/8/23	10,025	10,849
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,885
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,665
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,599
	Union Pacific Corp.	3.750%	7/15/25	10,950	12,408
	Union Pacific Corp.	3.250%	8/15/25	4,200	4,661
	Union Pacific Corp.	2.750%	3/1/26	6,929	7,540
	Union Pacific Corp.	2.150%	2/5/27	2,000	2,115
	Union Pacific Corp.	3.000%	4/15/27	2,275	2,511
	Union Pacific Corp.	3.950%	9/10/28	12,310	14,546
	Union Pacific Corp.	3.700%	3/1/29	8,275	9,658
	Union Pacific Corp.	2.400%	2/5/30	8,655	9,201
	Union Pacific Corp.	3.375%	2/1/35	4,400	5,028
	Union Pacific Corp.	3.600%	9/15/37	9,304	10,290
	Union Pacific Corp.	4.375%	9/10/38	4,500	5,535
	Union Pacific Corp.	4.300%	6/15/42	600	730
	Union Pacific Corp.	4.250%	4/15/43	1,825	2,221
	Union Pacific Corp.	4.150%	1/15/45	350	424
	Union Pacific Corp.	4.050%	11/15/45	7,225	8,698
	Union Pacific Corp.	4.050%	3/1/46	190	227
	Union Pacific Corp.	3.350%	8/15/46	6,900	7,410
	Union Pacific Corp.	4.300%	3/1/49	1,500	1,904
	Union Pacific Corp.	3.250%	2/5/50	24,074	26,235
	Union Pacific Corp.	3.799%	10/1/51	16,224	19,103
	Union Pacific Corp.	3.875%	2/1/55	2,069	2,485
	Union Pacific Corp.	3.950%	8/15/59	4,650	5,429
	Union Pacific Corp.	3.839%	3/20/60	10,727	12,557
	Union Pacific Corp.	4.375%	11/15/65	10,960	13,657
	Union Pacific Corp.	4.100%	9/15/67	4,345	5,204
	Union Pacific Corp.	3.750%	2/5/70	3,000	3,324
[4]	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	301	364
[4]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	1,910	1,737
[4]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	2,724	2,451
[4]	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	1,939	1,749
[4]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	1,750	1,576
[4]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	3,368	3,263
[4]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	2,170	1,813
[4]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	20,508	19,383
[4]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	1,107	916
[4]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	3,836	3,528
[4]	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	303	283
[4]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	5,333	5,089

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	4,500	4,005
	United Parcel Service Inc.	2.350%	5/16/22	6,000	6,210
	United Parcel Service Inc.	2.450%	10/1/22	14,776	15,404
	United Parcel Service Inc.	2.500%	4/1/23	11,081	11,640
	United Parcel Service Inc.	2.800%	11/15/24	4,500	4,878
	United Parcel Service Inc.	2.400%	11/15/26	10,550	11,444
	United Parcel Service Inc.	3.050%	11/15/27	9,000	10,161
	United Parcel Service Inc.	3.400%	3/15/29	1,550	1,782
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,839
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,247
	United Parcel Service Inc.	6.200%	1/15/38	5,975	8,855
	United Parcel Service Inc.	5.200%	4/1/40	13,700	18,758
	United Parcel Service Inc.	4.875%	11/15/40	4,252	5,622
	United Parcel Service Inc.	3.625%	10/1/42	6,400	7,288
	United Parcel Service Inc.	3.400%	11/15/46	2,825	3,056
	United Parcel Service Inc.	3.750%	11/15/47	375	435
	United Parcel Service Inc.	4.250%	3/15/49	1,420	1,764
	United Parcel Service Inc.	3.400%	9/1/49	8,035	8,853
	United Parcel Service Inc.	5.300%	4/1/50	16,350	23,479
	United Parcel Service of America Inc.	7.620%	4/1/30	500	740
					34,680,780
Utilities (2.3%)
	Electric (2.0%)
	AEP Texas Inc.	2.400%	10/1/22	2,400	2,481
	AEP Texas Inc.	3.950%	6/1/28	4,275	4,859
	AEP Texas Inc.	2.100%	7/1/30	2,000	2,004
	AEP Texas Inc.	3.800%	10/1/47	3,000	3,387
	AEP Transmission Co. LLC	4.000%	12/1/46	3,721	4,447
	AEP Transmission Co. LLC	3.750%	12/1/47	4,150	4,743
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	5,403
	AEP Transmission Co. LLC	3.800%	6/15/49	2,925	3,455
	AEP Transmission Co. LLC	3.150%	9/15/49	2,985	3,188
	AEP Transmission Co. LLC	3.650%	4/1/50	5,000	5,760
	Alabama Power Co.	2.450%	3/30/22	9,500	9,800
	Alabama Power Co.	3.550%	12/1/23	8,800	9,657
	Alabama Power Co.	6.125%	5/15/38	900	1,306
	Alabama Power Co.	6.000%	3/1/39	2,290	3,302
	Alabama Power Co.	3.850%	12/1/42	1,850	2,146
	Alabama Power Co.	4.150%	8/15/44	4,900	5,854
	Alabama Power Co.	3.750%	3/1/45	6,115	6,931
	Alabama Power Co.	4.300%	1/2/46	4,950	6,080
	Alabama Power Co.	3.700%	12/1/47	4,475	5,115
	Alabama Power Co.	3.450%	10/1/49	6,300	6,990
	Ameren Corp.	3.650%	2/15/26	2,775	3,117
	Ameren Corp.	3.500%	1/15/31	4,720	5,276
	Ameren Illinois Co.	2.700%	9/1/22	3,170	3,289
	Ameren Illinois Co.	3.250%	3/1/25	2,020	2,222
	Ameren Illinois Co.	3.800%	5/15/28	4,850	5,583
	Ameren Illinois Co.	4.150%	3/15/46	775	951
	Ameren Illinois Co.	3.700%	12/1/47	4,325	5,007
	Ameren Illinois Co.	4.500%	3/15/49	3,950	5,184
	Ameren Illinois Co.	3.250%	3/15/50	3,155	3,490
	American Electric Power Co. Inc.	3.650%	12/1/21	3,000	3,124

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	American Electric Power Co. Inc.	3.200%	11/13/27	2,875	3,115
	American Electric Power Co. Inc.	4.300%	12/1/28	654	767
	American Electric Power Co. Inc.	2.300%	3/1/30	5,325	5,442
	Appalachian Power Co.	7.000%	4/1/38	1,880	2,797
	Appalachian Power Co.	4.400%	5/15/44	6,795	8,091
	Appalachian Power Co.	4.450%	6/1/45	2,600	3,131
	Appalachian Power Co.	4.500%	3/1/49	8,420	10,264
	Appalachian Power Co.	3.700%	5/1/50	3,400	3,749
	Arizona Public Service Co.	3.150%	5/15/25	2,265	2,468
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,681
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,921
	Arizona Public Service Co.	4.500%	4/1/42	4,875	5,908
	Arizona Public Service Co.	4.350%	11/15/45	1,600	1,922
	Arizona Public Service Co.	3.750%	5/15/46	8,250	9,152
	Arizona Public Service Co.	4.200%	8/15/48	2,000	2,367
	Arizona Public Service Co.	3.350%	5/15/50	2,500	2,649
	Avangrid Inc.	3.150%	12/1/24	5,495	5,948
	Avangrid Inc.	3.800%	6/1/29	4,400	5,087
	Avista Corp.	4.350%	6/1/48	3,200	3,988
	Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,999
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,363
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	9,156
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,551	2,301
	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,850	3,157
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	4,660
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,725	7,078
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,850
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,841
[6]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	10,000	11,403
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	868
[6]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,500	22,696
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,000	15,790
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	4,596
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	6,275	8,464
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	4,475	5,601
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	7,248	8,415
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	4,006	5,121
[6]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,000	21,344
	Black Hills Corp.	3.950%	1/15/26	4,300	4,691
	Black Hills Corp.	3.150%	1/15/27	3,375	3,539
	Black Hills Corp.	3.050%	10/15/29	2,905	3,069
	Black Hills Corp.	4.350%	5/1/33	4,745	5,302
	Black Hills Corp.	4.200%	9/15/46	3,200	3,390
	Black Hills Corp.	3.875%	10/15/49	1,865	1,991
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	719
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	10,182
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	218
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	148
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,595
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	576
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,578
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,895
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	4,848
	CenterPoint Energy Inc.	3.600%	11/1/21	2,400	2,490

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,801
	CenterPoint Energy Inc.	3.850%	2/1/24	11,850	12,930
	CenterPoint Energy Inc.	2.500%	9/1/24	2,500	2,633
	CenterPoint Energy Inc.	4.250%	11/1/28	3,700	4,299
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	7,689
	CenterPoint Energy Inc.	3.700%	9/1/49	2,075	2,242
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,425
	Cleco Corporate Holdings LLC	4.973%	5/1/46	2,975	3,119
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,662
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	4,187
	CMS Energy Corp.	5.050%	3/15/22	50	53
	CMS Energy Corp.	3.000%	5/15/26	1,975	2,120
	CMS Energy Corp.	3.450%	8/15/27	2,975	3,256
	CMS Energy Corp.	4.875%	3/1/44	6,955	8,884
[4]	CMS Energy Corp.	4.750%	6/1/50	4,000	4,097
	Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,154
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,824
	Commonwealth Edison Co.	2.950%	8/15/27	3,000	3,287
	Commonwealth Edison Co.	3.700%	8/15/28	11,073	12,822
	Commonwealth Edison Co.	5.900%	3/15/36	3,895	5,536
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,649
	Commonwealth Edison Co.	3.800%	10/1/42	5,035	5,906
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	3,220
	Commonwealth Edison Co.	3.700%	3/1/45	4,650	5,414
	Commonwealth Edison Co.	4.350%	11/15/45	5,925	7,528
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	7,684
	Commonwealth Edison Co.	3.750%	8/15/47	6,000	7,109
	Commonwealth Edison Co.	4.000%	3/1/49	5,900	7,430
	Commonwealth Edison Co.	3.200%	11/15/49	7,525	8,344
	Commonwealth Edison Co.	3.000%	3/1/50	8,250	8,692
	Connecticut Light & Power Co.	2.500%	1/15/23	10,748	11,176
	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,691
	Connecticut Light & Power Co.	4.300%	4/15/44	5,130	6,387
	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	3,211
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	10,198
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,484
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	7,500	8,493
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,731
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,690	13,033
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	2,295
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	740	1,059
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	793
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	11,620
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	7,591
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	139
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	6,337
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	14,185
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	3,232	3,998
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	8,577
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	15,025	17,336
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	2,616
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	7,925	9,390
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	8,952
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	3,249

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,875	8,607
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,500	1,721
	Consumers Energy Co.	2.850%	5/15/22	3,441	3,570
	Consumers Energy Co.	3.375%	8/15/23	925	1,000
	Consumers Energy Co.	3.800%	11/15/28	3,000	3,549
	Consumers Energy Co.	3.950%	5/15/43	13,150	15,877
	Consumers Energy Co.	3.250%	8/15/46	3,275	3,629
	Consumers Energy Co.	3.950%	7/15/47	2,900	3,583
	Consumers Energy Co.	4.050%	5/15/48	4,500	5,676
	Consumers Energy Co.	4.350%	4/15/49	2,400	3,194
	Consumers Energy Co.	3.100%	8/15/50	5,300	5,898
	Consumers Energy Co.	3.500%	8/1/51	13,700	16,010
	Consumers Energy Co.	2.500%	5/1/60	5,300	4,986
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,354
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	6,570
	Dominion Energy Inc.	2.000%	8/15/21	5,100	5,171
	Dominion Energy Inc.	2.715%	8/15/21	2,000	2,043
	Dominion Energy Inc.	2.750%	1/15/22	3,825	3,963
	Dominion Energy Inc.	2.750%	9/15/22	450	466
	Dominion Energy Inc.	3.071%	8/15/24	2,000	2,125
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,989
	Dominion Energy Inc.	2.850%	8/15/26	5,650	5,953
	Dominion Energy Inc.	4.250%	6/1/28	300	345
	Dominion Energy Inc.	3.375%	4/1/30	17,066	18,851
	Dominion Energy Inc.	6.300%	3/15/33	2,675	3,705
	Dominion Energy Inc.	5.950%	6/15/35	6,275	8,223
	Dominion Energy Inc.	7.000%	6/15/38	3,550	5,049
	Dominion Energy Inc.	4.900%	8/1/41	7,135	8,803
	Dominion Energy Inc.	4.050%	9/15/42	3,947	4,448
	Dominion Energy Inc.	4.700%	12/1/44	2,375	2,950
	Dominion Energy Inc.	4.600%	3/15/49	9,000	11,320
[4]	Dominion Energy Inc.	5.750%	10/1/54	625	631
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,634
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	7,692	11,009
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	2,107
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	5,458	7,004
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	3,800	5,556
	DTE Electric Co.	3.650%	3/15/24	5,485	6,019
	DTE Electric Co.	3.375%	3/1/25	150	166
	DTE Electric Co.	2.250%	3/1/30	4,600	4,834
	DTE Electric Co.	2.625%	3/1/31	6,260	6,773
	DTE Electric Co.	4.000%	4/1/43	1,971	2,361
	DTE Electric Co.	3.700%	3/15/45	5,750	6,655
	DTE Electric Co.	3.750%	8/15/47	5,650	6,665
	DTE Electric Co.	3.950%	3/1/49	8,800	10,832
	DTE Electric Co.	2.950%	3/1/50	3,450	3,585
	DTE Energy Co.	2.600%	6/15/22	2,000	2,052
	DTE Energy Co.	3.300%	6/15/22	3,100	3,235
	DTE Energy Co.	2.250%	11/1/22	3,290	3,399
	DTE Energy Co.	3.700%	8/1/23	5,325	5,744
	DTE Energy Co.	3.500%	6/1/24	13,900	15,037
	DTE Energy Co.	2.850%	10/1/26	22,200	23,578
	DTE Energy Co.	3.800%	3/15/27	15,450	16,724
	DTE Energy Co.	3.400%	6/15/29	2,000	2,159

Total Bond Market II Index Fund
				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	DTE Energy Co.	2.950%	3/1/30	2,625	2,734
	DTE Energy Co.	6.375%	4/15/33	975	1,304
	Duke Energy Carolinas LLC	2.500%	3/15/23	225	236
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,528
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	693
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,000	5,890
	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,797
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	6,461
	Duke Energy Carolinas LLC	2.450%	2/1/30	5,000	5,386
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	9,216
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	7,889
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,872
	Duke Energy Carolinas LLC	6.050%	4/15/38	3,675	5,290
	Duke Energy Carolinas LLC	5.300%	2/15/40	7,515	10,412
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	8,379
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	7,742
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,340	5,044
	Duke Energy Carolinas LLC	3.875%	3/15/46	7,524	8,945
	Duke Energy Carolinas LLC	3.700%	12/1/47	4,055	4,813
	Duke Energy Carolinas LLC	3.950%	3/15/48	3,399	4,186
	Duke Energy Carolinas LLC	3.200%	8/15/49	7,715	8,608
	Duke Energy Corp.	3.550%	9/15/21	100	103
	Duke Energy Corp.	2.400%	8/15/22	11,385	11,783
	Duke Energy Corp.	3.050%	8/15/22	5,090	5,314
	Duke Energy Corp.	3.950%	10/15/23	3,850	4,205
	Duke Energy Corp.	3.750%	4/15/24	7,025	7,691
	Duke Energy Corp.	2.650%	9/1/26	12,480	13,530
	Duke Energy Corp.	3.150%	8/15/27	7,775	8,605
	Duke Energy Corp.	2.450%	6/1/30	5,000	5,216
	Duke Energy Corp.	4.800%	12/15/45	8,966	11,570
	Duke Energy Corp.	3.750%	9/1/46	16,617	18,938
	Duke Energy Corp.	3.950%	8/15/47	1,492	1,726
	Duke Energy Corp.	4.200%	6/15/49	2,470	3,017
	Duke Energy Florida LLC	3.200%	1/15/27	10,425	11,632
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,613
	Duke Energy Florida LLC	2.500%	12/1/29	7,000	7,559
	Duke Energy Florida LLC	1.750%	6/15/30	6,000	6,023
	Duke Energy Florida LLC	6.350%	9/15/37	775	1,157
	Duke Energy Florida LLC	6.400%	6/15/38	4,975	7,753
	Duke Energy Florida LLC	5.650%	4/1/40	4,100	5,789
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	1,176
	Duke Energy Florida LLC	3.400%	10/1/46	5,465	6,153
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,512
[4]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,605	1,611
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,312	3,566
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,666
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,509
	Duke Energy Indiana LLC	6.450%	4/1/39	218	325
	Duke Energy Indiana LLC	4.900%	7/15/43	3,060	4,061
	Duke Energy Indiana LLC	3.750%	5/15/46	14,840	17,361
	Duke Energy Indiana LLC	3.250%	10/1/49	3,870	4,273
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	109
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	8,413
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,792

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	3,815
Duke Energy Ohio Inc.	4.300%	2/1/49	4,600	5,891
Duke Energy Progress LLC	3.000%	9/15/21	5,706	5,837
Duke Energy Progress LLC	2.800%	5/15/22	10,695	11,082
Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,751
Duke Energy Progress LLC	3.250%	8/15/25	6,550	7,277
Duke Energy Progress LLC	3.700%	9/1/28	5,625	6,493
Duke Energy Progress LLC	3.450%	3/15/29	4,275	4,892
Duke Energy Progress LLC	6.300%	4/1/38	4,220	6,225
Duke Energy Progress LLC	4.100%	5/15/42	6,425	7,707
Duke Energy Progress LLC	4.100%	3/15/43	5,045	6,051
Duke Energy Progress LLC	4.375%	3/30/44	5,250	6,567
Duke Energy Progress LLC	4.150%	12/1/44	3,825	4,684
Duke Energy Progress LLC	4.200%	8/15/45	3,350	4,156
Duke Energy Progress LLC	3.700%	10/15/46	3,500	4,097
Duke Energy Progress LLC	3.600%	9/15/47	1,025	1,190
Edison International	2.400%	9/15/22	6,200	6,292
Edison International	2.950%	3/15/23	7,875	8,052
Edison International	5.750%	6/15/27	1,000	1,144
El Paso Electric Co.	6.000%	5/15/35	800	1,042
El Paso Electric Co.	5.000%	12/1/44	3,200	3,842
Emera US Finance LP	3.550%	6/15/26	1,049	1,172
Emera US Finance LP	4.750%	6/15/46	11,825	13,858
Enel Americas SA	4.000%	10/25/26	4,115	4,366
Enel Chile SA	4.875%	6/12/28	7,075	7,928
Entergy Arkansas Inc.	3.700%	6/1/24	100	110
Entergy Arkansas Inc.	3.500%	4/1/26	4,125	4,578
Entergy Arkansas LLC	4.200%	4/1/49	2,000	2,520
Entergy Corp.	4.000%	7/15/22	6,075	6,432
Entergy Corp.	2.950%	9/1/26	4,900	5,363
Entergy Corp.	2.800%	6/15/30	5,000	5,272
Entergy Corp.	3.750%	6/15/50	5,000	5,584
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,530
Entergy Louisiana LLC	4.050%	9/1/23	5,650	6,173
Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,642
Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,441
Entergy Louisiana LLC	3.120%	9/1/27	4,600	5,019
Entergy Louisiana LLC	3.250%	4/1/28	3,700	4,068
Entergy Louisiana LLC	3.050%	6/1/31	7,055	7,722
Entergy Louisiana LLC	4.000%	3/15/33	9,845	12,038
Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,721
Entergy Louisiana LLC	4.200%	9/1/48	8,335	10,562
Entergy Louisiana LLC	4.200%	4/1/50	4,550	5,749
Entergy Louisiana LLC	2.900%	3/15/51	4,738	4,889
Entergy Mississippi LLC	2.850%	6/1/28	8,225	8,831
Entergy Mississippi LLC	3.850%	6/1/49	3,750	4,458
Entergy Texas Inc.	3.550%	9/30/49	7,585	8,360
Evergy Inc.	2.900%	9/15/29	10,500	11,243
Evergy Metro Inc.	2.250%	6/1/30	3,300	3,450
Eversource Energy	2.750%	3/15/22	3,425	3,540
Eversource Energy	3.800%	12/1/23	3,500	3,758
Eversource Energy	2.900%	10/1/24	4,151	4,452
Eversource Energy	3.300%	1/15/28	8,750	9,591
Eversource Energy	4.250%	4/1/29	4,205	4,919

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Exelon Corp.	3.497%	6/1/22	7,925	8,273
	Exelon Corp.	3.950%	6/15/25	18,790	21,108
	Exelon Corp.	3.400%	4/15/26	7,075	7,876
	Exelon Corp.	4.050%	4/15/30	10,650	12,287
	Exelon Corp.	4.950%	6/15/35	6,200	7,546
	Exelon Corp.	5.625%	6/15/35	3,775	4,902
	Exelon Corp.	5.100%	6/15/45	2,725	3,508
	Exelon Corp.	4.450%	4/15/46	7,626	9,233
	Exelon Corp.	4.700%	4/15/50	12,150	15,508
	Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,647
	Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,443
	Exelon Generation Co. LLC	6.250%	10/1/39	2,940	3,565
	Exelon Generation Co. LLC	5.750%	10/1/41	7,500	8,266
	Exelon Generation Co. LLC	5.600%	6/15/42	9,448	10,543
	FirstEnergy Corp.	2.850%	7/15/22	5,476	5,674
	FirstEnergy Corp.	4.250%	3/15/23	4,450	4,815
	FirstEnergy Corp.	2.050%	3/1/25	200	207
	FirstEnergy Corp.	1.600%	1/15/26	4,500	4,541
	FirstEnergy Corp.	3.900%	7/15/27	8,909	10,074
	FirstEnergy Corp.	2.650%	3/1/30	6,200	6,426
	FirstEnergy Corp.	2.250%	9/1/30	4,000	3,993
	FirstEnergy Corp.	7.375%	11/15/31	14,122	20,572
	FirstEnergy Corp.	4.850%	7/15/47	11,584	14,663
	FirstEnergy Corp.	3.400%	3/1/50	4,673	4,939
[6]	FirstEnergy Transmission LLC	4.550%	4/1/49	200	243
	Florida Power & Light Co.	2.750%	6/1/23	2,400	2,532
	Florida Power & Light Co.	3.250%	6/1/24	2,800	3,041
	Florida Power & Light Co.	2.850%	4/1/25	16,840	18,455
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,779
	Florida Power & Light Co.	5.650%	2/1/37	3,379	4,750
	Florida Power & Light Co.	5.950%	2/1/38	3,250	4,828
	Florida Power & Light Co.	5.960%	4/1/39	11,319	17,052
	Florida Power & Light Co.	5.250%	2/1/41	975	1,365
	Florida Power & Light Co.	4.125%	2/1/42	5,425	6,746
	Florida Power & Light Co.	4.050%	6/1/42	4,600	5,686
	Florida Power & Light Co.	3.800%	12/15/42	3,535	4,249
	Florida Power & Light Co.	4.050%	10/1/44	2,973	3,717
	Florida Power & Light Co.	3.950%	3/1/48	18,054	22,746
	Florida Power & Light Co.	4.125%	6/1/48	3,550	4,588
	Florida Power & Light Co.	3.990%	3/1/49	13,981	17,446
	Florida Power & Light Co.	3.150%	10/1/49	9,675	10,962
	Fortis Inc.	3.055%	10/4/26	13,973	15,000
	Georgia Power Co.	2.850%	5/15/22	1,900	1,971
	Georgia Power Co.	2.100%	7/30/23	5,100	5,309
	Georgia Power Co.	3.250%	4/1/26	8,250	8,803
	Georgia Power Co.	3.250%	3/30/27	3,500	3,778
	Georgia Power Co.	2.650%	9/15/29	3,000	3,151
	Georgia Power Co.	4.750%	9/1/40	4,625	5,587
	Georgia Power Co.	4.300%	3/15/42	9,115	10,594
	Georgia Power Co.	4.300%	3/15/43	6,555	7,671
	Georgia Power Co.	3.700%	1/30/50	2,400	2,665
	Gulf Power Co.	3.300%	5/30/27	2,325	2,533
	Iberdrola International BV	6.750%	7/15/36	3,735	5,156
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,382

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Indiana Michigan Power Co.	6.050%	3/15/37	3,135	4,351
	Indiana Michigan Power Co.	4.550%	3/15/46	9,795	12,470
	Indiana Michigan Power Co.	3.750%	7/1/47	5,100	5,767
	Indiana Michigan Power Co.	4.250%	8/15/48	1,275	1,550
	Interstate Power & Light Co.	3.250%	12/1/24	5,730	6,229
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	5,258
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	9,609
	Interstate Power & Light Co.	2.300%	6/1/30	3,000	3,065
	Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,547
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	3,222
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,627
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,897
	ITC Holdings Corp.	3.250%	6/30/26	3,865	4,240
	ITC Holdings Corp.	3.350%	11/15/27	6,485	7,205
	ITC Holdings Corp.	5.300%	7/1/43	5,431	6,861
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,744	3,398
	Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,746
	Kansas City Power & Light Co.	5.300%	10/1/41	4,795	6,459
	Kansas City Power & Light Co.	4.200%	6/15/47	2,600	3,154
	Kentucky Utilities Co.	5.125%	11/1/40	6,180	8,128
	Kentucky Utilities Co.	4.375%	10/1/45	4,900	5,902
	Kentucky Utilities Co.	3.300%	6/1/50	6,000	6,421
	Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,669
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	12,009
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	11,100
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,377
	MidAmerican Energy Co.	6.750%	12/30/31	4,050	5,981
	MidAmerican Energy Co.	5.750%	11/1/35	1,575	2,277
	MidAmerican Energy Co.	5.800%	10/15/36	2,925	4,140
	MidAmerican Energy Co.	4.800%	9/15/43	4,110	5,408
	MidAmerican Energy Co.	4.400%	10/15/44	3,550	4,506
	MidAmerican Energy Co.	4.250%	5/1/46	4,130	5,226
	MidAmerican Energy Co.	3.950%	8/1/47	1,500	1,846
	MidAmerican Energy Co.	3.650%	8/1/48	7,075	8,322
	MidAmerican Energy Co.	4.250%	7/15/49	7,024	9,099
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	5,664
	Mississippi Power Co.	4.250%	3/15/42	4,400	5,191
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	2,000	2,043
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	6,510	6,721
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,056	6,243
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,050	3,191
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,632
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	6,200	6,626
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,870
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	8,129

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,320
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	12,874
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	3,485
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	5,730	6,603
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	5,004
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	2,337
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	10,452	12,077
[4]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	50	50
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	3,039
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,916	11,510
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	7,700	9,847
	Nevada Power Co.	3.700%	5/1/29	5,575	6,448
	Nevada Power Co.	2.400%	5/1/30	3,200	3,400
	Nevada Power Co.	6.650%	4/1/36	965	1,373
	Nevada Power Co.	6.750%	7/1/37	1,475	2,219
	Nevada Power Co.	3.125%	8/1/50	3,300	3,620
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,835	1,881
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,500	3,633
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,780	13,427
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,169
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	9,600	10,401
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	1,100	1,230
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,485	11,807
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,394	15,167
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	19,000	19,481
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,940	5,101
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,379
	Northern States Power Co.	2.150%	8/15/22	75	77
	Northern States Power Co.	2.600%	5/15/23	1,280	1,339
	Northern States Power Co.	6.250%	6/1/36	840	1,223
	Northern States Power Co.	6.200%	7/1/37	2,205	3,280
	Northern States Power Co.	5.350%	11/1/39	3,295	4,612
	Northern States Power Co.	4.000%	8/15/45	2,100	2,568
	Northern States Power Co.	3.600%	5/15/46	3,575	4,164
	Northern States Power Co.	3.600%	9/15/47	1,000	1,179
	Northern States Power Co.	2.900%	3/1/50	7,225	7,867
	Northern States Power Co.	2.600%	6/1/51	4,500	4,582
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,951
	NSTAR Electric Co.	2.375%	10/15/22	5,475	5,666
	NSTAR Electric Co.	3.200%	5/15/27	6,000	6,710
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,631
	NSTAR Electric Co.	5.500%	3/15/40	5,005	6,815
	NSTAR Electric Co.	4.400%	3/1/44	2,300	2,867

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oglethorpe Power Corp.	5.950%	11/1/39	500	673
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	7,807
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,672
	Ohio Edison Co.	6.875%	7/15/36	4,180	5,671
	Ohio Power Co.	5.375%	10/1/21	5,975	6,329
	Ohio Power Co.	4.000%	6/1/49	4,118	4,977
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,912
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	2,191
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,562
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	4,429
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,818
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,324
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,975	3,231
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	3,544
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,560	3,304
[6]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,000	3,277
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,486
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	227
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	3,937
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,762
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	9,927
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,825	5,371
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	8,797
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	3,202
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	5,275
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	10,336
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,255	1,366
[6]	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	8,336
	Pacific Gas & Electric Co.	1.750%	6/16/22	20,000	20,022
[7]	Pacific Gas & Electric Co.	3.850%	11/15/23	5,000	5,512
[7]	Pacific Gas & Electric Co.	3.750%	2/15/24	2,000	2,220
[7]	Pacific Gas & Electric Co.	3.500%	6/15/25	2,000	2,197
[7]	Pacific Gas & Electric Co.	2.950%	3/1/26	5,000	5,387
	Pacific Gas & Electric Co.	2.100%	8/1/27	8,000	7,899
[7]	Pacific Gas & Electric Co.	3.300%	12/1/27	17,000	18,445
	Pacific Gas & Electric Co.	2.500%	2/1/31	29,500	28,813
	Pacific Gas & Electric Co.	3.300%	8/1/40	13,000	12,654
[7]	Pacific Gas & Electric Co.	3.950%	12/1/47	8,000	8,400
	Pacific Gas & Electric Co.	3.500%	8/1/50	20,000	19,286
	PacifiCorp	2.950%	2/1/22	5,875	6,080
	PacifiCorp	2.950%	6/1/23	4,807	5,089
	PacifiCorp	3.600%	4/1/24	4,910	5,388
	PacifiCorp	3.500%	6/15/29	6,500	7,447
	PacifiCorp	2.700%	9/15/30	3,000	3,257
	PacifiCorp	7.700%	11/15/31	985	1,522
	PacifiCorp	5.250%	6/15/35	2,875	3,988
	PacifiCorp	6.100%	8/1/36	3,875	5,456
	PacifiCorp	5.750%	4/1/37	5,100	7,021
	PacifiCorp	6.250%	10/15/37	8,310	12,068
	PacifiCorp	6.350%	7/15/38	2,650	3,944
	PacifiCorp	6.000%	1/15/39	360	530
	PacifiCorp	4.100%	2/1/42	1,760	2,101
	PacifiCorp	4.125%	1/15/49	900	1,112
	PacifiCorp	3.300%	3/15/51	12,000	13,269

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PECO Energy Co.	2.375%	9/15/22	6,354	6,559
PECO Energy Co.	5.950%	10/1/36	2,500	3,569
PECO Energy Co.	4.150%	10/1/44	2,040	2,516
PECO Energy Co.	3.000%	9/15/49	3,740	3,960
PECO Energy Co.	2.800%	6/15/50	3,000	3,096
Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	6,054
Potomac Electric Power Co.	3.600%	3/15/24	6,983	7,610
Potomac Electric Power Co.	6.500%	11/15/37	4,118	6,040
Potomac Electric Power Co.	4.150%	3/15/43	4,200	5,064
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	7,035
PPL Capital Funding Inc.	3.500%	12/1/22	415	438
PPL Capital Funding Inc.	3.400%	6/1/23	11,120	11,771
PPL Capital Funding Inc.	3.950%	3/15/24	275	299
PPL Capital Funding Inc.	3.100%	5/15/26	1,779	1,923
PPL Capital Funding Inc.	4.700%	6/1/43	2,630	2,996
PPL Capital Funding Inc.	5.000%	3/15/44	5,749	6,811
PPL Capital Funding Inc.	4.000%	9/15/47	2,025	2,157
PPL Electric Utilities Corp.	3.000%	9/15/21	3,055	3,128
PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,387
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,218
PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	4,948
PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	5,342
PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,425
Progress Energy Inc.	3.150%	4/1/22	12,800	13,278
Progress Energy Inc.	7.750%	3/1/31	250	364
Progress Energy Inc.	7.000%	10/30/31	3,650	5,070
Progress Energy Inc.	6.000%	12/1/39	6,382	8,621
PSEG Power LLC	3.850%	6/1/23	11,050	11,921
PSEG Power LLC	8.625%	4/15/31	3,295	4,574
Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,921
Public Service Co. of Colorado	1.900%	1/15/31	3,300	3,342
Public Service Co. of Colorado	6.500%	8/1/38	75	118
Public Service Co. of Colorado	3.600%	9/15/42	2,116	2,429
Public Service Co. of Colorado	4.300%	3/15/44	2,675	3,374
Public Service Co. of Colorado	3.800%	6/15/47	300	359
Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,634
Public Service Co. of Colorado	4.050%	9/15/49	4,800	5,983
Public Service Co. of Colorado	3.200%	3/1/50	7,200	8,013
Public Service Co. of Colorado	2.700%	1/15/51	3,500	3,569
Public Service Co. of New Hampshire	3.500%	11/1/23	875	947
Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	3,416
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,284
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,183
Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,283
Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	8,176
Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,677
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,286
Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	5,149
Public Service Electric & Gas Co.	3.650%	9/1/42	650	747
Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	10,878
Public Service Electric & Gas Co.	3.600%	12/1/47	2,775	3,265
Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	8,010
Public Service Electric & Gas Co.	3.150%	1/1/50	7,050	7,791
Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	9,125

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,977
	Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,198
	Puget Energy Inc.	6.000%	9/1/21	3,825	4,004
	Puget Energy Inc.	5.625%	7/15/22	9,501	10,147
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,456
[6]	Puget Energy Inc.	4.100%	6/15/30	5,000	5,462
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,510
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,755
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	2,105
	Puget Sound Energy Inc.	5.638%	4/15/41	925	1,275
	Puget Sound Energy Inc.	4.300%	5/20/45	3,705	4,518
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	6,578
	San Diego Gas & Electric Co.	3.000%	8/15/21	1,335	1,361
	San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,609
	San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,902
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	6,641
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	6,249
	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	6,274
	Sierra Pacific Power Co.	2.600%	5/1/26	3,175	3,432
[4]	Southern California Edison Co.	1.845%	2/1/22	1,000	999
	Southern California Edison Co.	2.400%	2/1/22	2,650	2,687
	Southern California Edison Co.	3.400%	6/1/23	6,250	6,577
	Southern California Edison Co.	3.500%	10/1/23	10,600	11,341
	Southern California Edison Co.	3.700%	8/1/25	12,075	13,328
	Southern California Edison Co.	3.650%	3/1/28	6,875	7,715
	Southern California Edison Co.	4.200%	3/1/29	8,000	9,312
	Southern California Edison Co.	6.650%	4/1/29	850	1,046
	Southern California Edison Co.	2.850%	8/1/29	10,405	10,983
	Southern California Edison Co.	2.250%	6/1/30	5,000	5,050
	Southern California Edison Co.	6.000%	1/15/34	3,655	4,898
	Southern California Edison Co.	5.750%	4/1/35	800	1,068
	Southern California Edison Co.	5.350%	7/15/35	4,085	5,258
	Southern California Edison Co.	5.625%	2/1/36	2,445	3,090
	Southern California Edison Co.	5.950%	2/1/38	2,800	3,715
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,978
	Southern California Edison Co.	5.500%	3/15/40	5,472	7,141
	Southern California Edison Co.	4.500%	9/1/40	6,882	8,164
	Southern California Edison Co.	4.050%	3/15/42	16,446	18,561
	Southern California Edison Co.	3.900%	3/15/43	2,975	3,281
	Southern California Edison Co.	4.650%	10/1/43	5,575	6,819
	Southern California Edison Co.	3.600%	2/1/45	3,900	4,209
	Southern California Edison Co.	4.000%	4/1/47	13,531	15,432
	Southern California Edison Co.	4.125%	3/1/48	16,770	19,559
	Southern California Edison Co.	4.875%	3/1/49	6,400	8,257
	Southern California Edison Co.	3.650%	2/1/50	7,700	8,438
	Southern Co.	2.350%	7/1/21	11,100	11,266
	Southern Co.	2.950%	7/1/23	3,200	3,384
	Southern Co.	3.250%	7/1/26	9,159	10,047
	Southern Co.	3.700%	4/30/30	7,200	8,185
	Southern Co.	4.250%	7/1/36	4,245	4,794
	Southern Co.	4.400%	7/1/46	17,910	21,208
[4]	Southern Co.	5.500%	3/15/57	1,400	1,412
	Southern Power Co.	2.500%	12/15/21	5,125	5,228
	Southern Power Co.	4.150%	12/1/25	4,525	5,132

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern Power Co.	5.150%	9/15/41	4,990	5,640
Southern Power Co.	5.250%	7/15/43	2,635	2,976
Southern Power Co.	4.950%	12/15/46	3,425	3,717
Southwestern Electric Power Co.	2.750%	10/1/26	4,800	5,116
Southwestern Electric Power Co.	4.100%	9/15/28	4,950	5,623
Southwestern Electric Power Co.	6.200%	3/15/40	5,475	7,190
Southwestern Electric Power Co.	3.900%	4/1/45	3,491	3,689
Southwestern Electric Power Co.	3.850%	2/1/48	7,024	7,437
Southwestern Public Service Co.	3.300%	6/15/24	200	215
Southwestern Public Service Co.	4.500%	8/15/41	4,164	5,064
Southwestern Public Service Co.	3.400%	8/15/46	7,460	8,089
Southwestern Public Service Co.	3.700%	8/15/47	5,600	6,385
Southwestern Public Service Co.	4.400%	11/15/48	610	769
Southwestern Public Service Co.	3.750%	6/15/49	6,000	6,873
Southwestern Public Service Co.	3.150%	5/1/50	7,000	7,500
Tampa Electric Co.	4.100%	6/15/42	2,250	2,636
Tampa Electric Co.	4.350%	5/15/44	2,300	2,811
Tampa Electric Co.	4.300%	6/15/48	4,065	5,008
Tampa Electric Co.	3.625%	6/15/50	2,000	2,334
Toledo Edison Co.	6.150%	5/15/37	2,769	3,965
Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,170
Union Electric Co.	3.500%	4/15/24	4,990	5,414
Union Electric Co.	2.950%	6/15/27	15,375	16,791
Union Electric Co.	3.500%	3/15/29	3,650	4,192
Union Electric Co.	2.950%	3/15/30	4,500	5,023
Union Electric Co.	5.300%	8/1/37	3,244	4,279
Union Electric Co.	8.450%	3/15/39	2,300	3,819
Union Electric Co.	3.900%	9/15/42	175	204
Union Electric Co.	3.650%	4/15/45	1,825	2,071
Union Electric Co.	4.000%	4/1/48	3,500	4,219
Union Electric Co.	3.250%	10/1/49	2,840	3,082
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,080
Virginia Electric & Power Co.	3.450%	9/1/22	14,234	14,963
Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,363
Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,853
Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,776
Virginia Electric & Power Co.	3.150%	1/15/26	14,645	16,288
Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,901
Virginia Electric & Power Co.	3.500%	3/15/27	6,550	7,417
Virginia Electric & Power Co.	3.800%	4/1/28	11,552	13,391
Virginia Electric & Power Co.	2.875%	7/15/29	1,682	1,850
Virginia Electric & Power Co.	6.000%	1/15/36	2,940	4,049
Virginia Electric & Power Co.	6.000%	5/15/37	4,835	6,779
Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,798
Virginia Electric & Power Co.	8.875%	11/15/38	570	1,020
Virginia Electric & Power Co.	4.000%	1/15/43	15,475	18,424
Virginia Electric & Power Co.	4.650%	8/15/43	5,505	7,006
Virginia Electric & Power Co.	4.450%	2/15/44	6,515	8,114
Virginia Electric & Power Co.	4.200%	5/15/45	1,380	1,675
Virginia Electric & Power Co.	4.000%	11/15/46	8,000	9,610
Virginia Electric & Power Co.	3.800%	9/15/47	6,604	7,755
Virginia Electric & Power Co.	4.600%	12/1/48	8,575	11,185
Virginia Electric & Power Co.	3.300%	12/1/49	1,750	1,938
WEC Energy Group Inc.	3.550%	6/15/25	3,865	4,313

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Westar Energy Inc.	2.550%	7/1/26	6,250	6,560
	Westar Energy Inc.	3.100%	4/1/27	4,500	4,774
	Westar Energy Inc.	4.125%	3/1/42	5,160	6,088
	Westar Energy Inc.	4.100%	4/1/43	4,055	4,797
	Westar Energy Inc.	4.250%	12/1/45	3,010	3,666
	Westar Energy Inc.	3.250%	9/1/49	2,700	2,853
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	2,107
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	198
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	139
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,369
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,483
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,994
	Wisconsin Power & Light Co.	3.650%	4/1/50	3,000	3,536
	Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,647
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,904
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	5,513
	Xcel Energy Inc.	2.400%	3/15/21	3,325	3,355
	Xcel Energy Inc.	2.600%	3/15/22	4,250	4,372
	Xcel Energy Inc.	3.300%	6/1/25	9,900	10,875
	Xcel Energy Inc.	4.000%	6/15/28	7,400	8,638
	Xcel Energy Inc.	2.600%	12/1/29	7,005	7,396
	Xcel Energy Inc.	3.400%	6/1/30	7,669	8,705
	Xcel Energy Inc.	6.500%	7/1/36	986	1,412
	Xcel Energy Inc.	3.500%	12/1/49	4,440	4,882

	Natural Gas (0.2%)
	Atmos Energy Corp.	3.000%	6/15/27	5,800	6,350
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,625
	Atmos Energy Corp.	5.500%	6/15/41	4,110	5,783
	Atmos Energy Corp.	4.150%	1/15/43	3,435	4,203
	Atmos Energy Corp.	4.125%	10/15/44	3,000	3,714
	Atmos Energy Corp.	4.125%	3/15/49	7,938	10,044
	Atmos Energy Corp.	3.375%	9/15/49	3,440	3,866
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,662
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,934
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,727
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	300	330
[6]	East Ohio Gas Co.	3.000%	6/15/50	2,500	2,497
	KeySpan Corp.	5.803%	4/1/35	2,817	3,706
	NiSource Finance Corp.	3.490%	5/15/27	7,350	8,275
	NiSource Finance Corp.	5.950%	6/15/41	10,447	14,406
	NiSource Finance Corp.	5.250%	2/15/43	3,120	4,006
	NiSource Finance Corp.	4.800%	2/15/44	3,300	4,051
	NiSource Finance Corp.	5.650%	2/1/45	767	1,036
	NiSource Finance Corp.	4.375%	5/15/47	7,775	9,454
	NiSource Inc.	2.650%	11/17/22	4,775	4,972
	NiSource Inc.	3.650%	6/15/23	3,455	3,722
	NiSource Inc.	2.950%	9/1/29	6,020	6,555
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,555
	ONE Gas Inc.	4.658%	2/1/44	4,525	5,667
	ONE Gas Inc.	4.500%	11/1/48	3,000	3,808
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	4,975	5,653
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,492
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,595	5,096

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	3,400	3,679
Sempra Energy	2.900%	2/1/23	2,625	2,743
Sempra Energy	4.050%	12/1/23	11,835	12,883
Sempra Energy	3.750%	11/15/25	12,905	14,238
Sempra Energy	3.250%	6/15/27	7,595	8,339
Sempra Energy	3.400%	2/1/28	9,458	10,348
Sempra Energy	3.800%	2/1/38	13,175	14,252
Sempra Energy	6.000%	10/15/39	8,000	11,024
Sempra Energy	4.000%	2/1/48	4,570	5,190
Southern California Gas Co.	3.150%	9/15/24	4,200	4,572
Southern California Gas Co.	3.200%	6/15/25	560	616
Southern California Gas Co.	2.600%	6/15/26	11,376	12,169
Southern California Gas Co.	2.550%	2/1/30	5,200	5,619
Southern California Gas Co.	3.750%	9/15/42	4,075	4,622
Southern California Gas Co.	4.125%	6/1/48	5,000	6,147
Southern California Gas Co.	4.300%	1/15/49	4,500	5,712
Southern California Gas Co.	3.950%	2/15/50	2,900	3,516
Southern Co. Gas Capital Corp.	3.500%	9/15/21	630	646
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,775	6,179
Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	8,242
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	1,156
Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	5,204
Southern Co. Gas Capital Corp.	4.400%	5/30/47	12,295	14,706
Southwest Gas Corp.	3.700%	4/1/28	2,500	2,778
Southwest Gas Corp.	3.800%	9/29/46	2,600	2,822
Southwest Gas Corp.	4.150%	6/1/49	2,300	2,618
Washington Gas Light Co.	3.796%	9/15/46	3,550	3,953
Washington Gas Light Co.	3.650%	9/15/49	1,285	1,435

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	5,075	5,601
American Water Capital Corp.	3.400%	3/1/25	4,500	4,995
American Water Capital Corp.	2.950%	9/1/27	11,000	12,022
American Water Capital Corp.	3.450%	6/1/29	2,120	2,403
American Water Capital Corp.	2.800%	5/1/30	3,000	3,267
American Water Capital Corp.	6.593%	10/15/37	6,650	9,896
American Water Capital Corp.	4.300%	9/1/45	1,025	1,275
American Water Capital Corp.	4.000%	12/1/46	600	721
American Water Capital Corp.	3.750%	9/1/47	9,825	11,385
American Water Capital Corp.	4.200%	9/1/48	10,500	12,988
American Water Capital Corp.	4.150%	6/1/49	4,800	5,945
American Water Capital Corp.	3.450%	5/1/50	5,000	5,659
Essential Utilities Inc.	3.566%	5/1/29	3,000	3,320
Essential Utilities Inc.	2.704%	4/15/30	4,000	4,192
Essential Utilities Inc.	4.276%	5/1/49	4,000	4,827
Essential Utilities Inc.	3.351%	4/15/50	5,000	5,217
United Utilities plc	6.875%	8/15/28	75	94
Veolia Environnement SA	6.750%	6/1/38	1,643	2,323
				4,355,078
Total Corporate Bonds (Cost $51,288,325)				56,180,539
Sovereign Bonds (3.9%)
African Development Bank	1.250%	7/26/21	10,750	10,860
African Development Bank	2.375%	9/23/21	13,500	13,841

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
African Development Bank	1.625%	9/16/22	14,500	14,920
African Development Bank	2.125%	11/16/22	31,950	33,300
African Development Bank	3.000%	9/20/23	12,900	13,986
Asian Development Bank	2.000%	2/16/22	38,025	39,079
Asian Development Bank	1.875%	2/18/22	17,415	17,864
Asian Development Bank	0.625%	4/7/22	9,500	9,557
Asian Development Bank	1.875%	7/19/22	43,920	45,352
Asian Development Bank	1.875%	8/10/22	6,000	6,199
Asian Development Bank	1.750%	9/13/22	30,315	31,280
Asian Development Bank	1.625%	1/24/23	22,600	23,360
Asian Development Bank	2.750%	3/17/23	26,500	28,238
Asian Development Bank	2.625%	1/30/24	16,550	17,878
Asian Development Bank	1.500%	10/18/24	27,500	28,765
Asian Development Bank	2.000%	1/22/25	13,225	14,137
Asian Development Bank	2.125%	3/19/25	13,404	14,438
Asian Development Bank	0.625%	4/29/25	13,400	13,487
Asian Development Bank	2.000%	4/24/26	1,700	1,838
Asian Development Bank	2.625%	1/12/27	7,250	8,133
Asian Development Bank	2.375%	8/10/27	5,265	5,859
Asian Development Bank	6.220%	8/15/27	2,175	2,942
Asian Development Bank	2.500%	11/2/27	46,115	51,851
Asian Development Bank	2.750%	1/19/28	450	515
Asian Development Bank	3.125%	9/26/28	15,188	17,880
Asian Development Bank	1.750%	9/19/29	6,040	6,478
Asian Development Bank	1.875%	1/24/30	10,865	11,794
Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	13,684
Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	14,167
Canada	2.625%	1/25/22	11,000	11,408
Canada	2.000%	11/15/22	25,890	26,975
Canada	1.625%	1/22/25	26,500	27,917
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,380	16,046
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	5,300	5,612
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,500	1,777
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	8,500	8,883
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	7,600	9,032
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	16,900	18,424
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	2,450	2,847
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	10,075	11,053
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	8,865	11,694
Corp. Andina de Fomento	3.250%	2/11/22	2,000	2,048
Corp. Andina de Fomento	4.375%	6/15/22	23,269	24,424
Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,632
Corp. Andina de Fomento	2.375%	5/12/23	1,500	1,522
Corp. Andina de Fomento	3.750%	11/23/23	9,500	10,153
Council Of Europe Development Bank	1.750%	9/26/22	8,300	8,566
Council Of Europe Development Bank	2.625%	2/13/23	18,475	19,585
Council Of Europe Development Bank	2.500%	2/27/24	1,825	1,965
Council Of Europe Development Bank	1.375%	2/27/25	11,435	11,906
Ecopetrol SA	5.875%	9/18/23	15,725	16,845
Ecopetrol SA	4.125%	1/16/25	16,775	16,712
Ecopetrol SA	5.375%	6/26/26	14,000	14,735
Ecopetrol SA	6.875%	4/29/30	14,544	16,726
Ecopetrol SA	7.375%	9/18/43	5,900	7,095
Ecopetrol SA	5.875%	5/28/45	15,055	15,827

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Equinor ASA	2.750%	11/10/21	10,400	10,699
	Equinor ASA	3.150%	1/23/22	4,475	4,656
	Equinor ASA	2.450%	1/17/23	17,667	18,437
	Equinor ASA	2.650%	1/15/24	18,747	19,935
	Equinor ASA	3.700%	3/1/24	9,856	10,909
	Equinor ASA	3.250%	11/10/24	10,194	11,260
	Equinor ASA	7.250%	9/23/27	4,350	5,835
	Equinor ASA	3.625%	9/10/28	9,652	11,049
[6]	Equinor ASA	6.500%	12/1/28	225	295
	Equinor ASA	2.375%	5/22/30	1,900	1,971
	Equinor ASA	5.100%	8/17/40	11,100	14,184
	Equinor ASA	4.250%	11/23/41	3,100	3,695
	Equinor ASA	3.950%	5/15/43	2,550	2,957
	Equinor ASA	4.800%	11/8/43	12,295	15,892
	Equinor ASA	3.250%	11/18/49	4,475	4,707
	Equinor ASA	3.700%	4/6/50	15,720	18,060
	European Bank for Reconstruction & Development	1.875%	7/15/21	5,200	5,285
	European Bank for Reconstruction & Development	1.500%	11/2/21	11,000	11,176
	European Bank for Reconstruction & Development	1.875%	2/23/22	14,300	14,672
	European Bank for Reconstruction & Development	2.750%	3/7/23	24,750	26,357
	European Bank for Reconstruction & Development	0.250%	7/10/23	16,000	15,992
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	2,100
	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,372
	European Bank for Reconstruction & Development	0.500%	5/19/25	12,000	12,013
	European Investment Bank	1.375%	9/15/21	2,000	2,027
	European Investment Bank	2.125%	10/15/21	26,125	26,751
	European Investment Bank	2.875%	12/15/21	31,890	33,105
	European Investment Bank	2.250%	3/15/22	48,575	50,228
	European Investment Bank	2.625%	5/20/22	22,000	22,983
	European Investment Bank	2.375%	6/15/22	44,995	46,860
	European Investment Bank	2.250%	8/15/22	14,470	15,082
	European Investment Bank	1.375%	9/6/22	33,000	33,808
	European Investment Bank	2.000%	12/15/22	867	904
	European Investment Bank	2.500%	3/15/23	63,300	67,106
	European Investment Bank	1.375%	5/15/23	32,390	33,407
	European Investment Bank	2.875%	8/15/23	32,200	34,787
	European Investment Bank	0.250%	9/15/23	20,000	19,984
	European Investment Bank	3.125%	12/14/23	12,000	13,160
	European Investment Bank	3.250%	1/29/24	59,480	65,634
	European Investment Bank	2.625%	3/15/24	52,370	56,753
	European Investment Bank	2.250%	6/24/24	28,195	30,300
	European Investment Bank	2.500%	10/15/24	9,922	10,808
	European Investment Bank	1.875%	2/10/25	15,100	16,096
	European Investment Bank	1.625%	3/14/25	22,000	23,224
	European Investment Bank	2.125%	4/13/26	23,000	25,054
	European Investment Bank	2.375%	5/24/27	8,000	8,910

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
European Investment Bank	1.625%	10/9/29	3,060	3,263
European Investment Bank	0.875%	5/17/30	3,000	2,996
European Investment Bank	4.875%	2/15/36	14,460	21,882
Export Development Canada	1.375%	10/21/21	18,040	18,286
Export Development Canada	1.750%	7/18/22	10,525	10,834
Export Development Canada	2.500%	1/24/23	5,250	5,536
Export Development Canada	1.375%	2/24/23	35,000	35,873
Export Development Canada	2.750%	3/15/23	8,850	9,422
Export Development Canada	2.625%	2/21/24	5,000	5,403
Export-Import Bank of Korea	1.875%	10/21/21	3,450	3,499
Export-Import Bank of Korea	3.500%	11/27/21	5,000	5,187
Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,930
Export-Import Bank of Korea	5.000%	4/11/22	800	859
Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,919
Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,706
Export-Import Bank of Korea	2.875%	1/21/25	13,400	14,492
Export-Import Bank of Korea	1.875%	2/12/25	1,000	1,038
Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,913
Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,527
Export-Import Bank of Korea	3.250%	8/12/26	425	479
Export-Import Bank of Korea	2.375%	4/21/27	4,080	4,305
FMS Wertmanagement	2.000%	8/1/22	46,500	48,133
Hydro-Quebec	8.400%	1/15/22	4,215	4,709
Hydro-Quebec	8.050%	7/7/24	7,240	9,187
Hydro-Quebec	8.500%	12/1/29	3,940	6,285
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,482
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	10,174
Inter-American Development Bank	1.875%	7/23/21	5,000	5,084
Inter-American Development Bank	2.125%	1/18/22	51,750	53,215
Inter-American Development Bank	1.750%	4/14/22	25,600	26,266
Inter-American Development Bank	1.750%	9/14/22	20,850	21,519
Inter-American Development Bank	3.000%	9/26/22	24,000	25,443
Inter-American Development Bank	2.500%	1/18/23	57,275	60,458
Inter-American Development Bank	3.000%	10/4/23	34,050	36,985
Inter-American Development Bank	2.625%	1/16/24	28,201	30,439
Inter-American Development Bank	3.000%	2/21/24	13,000	14,230
Inter-American Development Bank	2.125%	1/15/25	21,000	22,550
Inter-American Development Bank	1.750%	3/14/25	25,500	27,006
Inter-American Development Bank	0.875%	4/3/25	5,000	5,091
Inter-American Development Bank	7.000%	6/15/25	6,750	8,730
Inter-American Development Bank	0.625%	7/15/25	34,475	34,676
Inter-American Development Bank	2.000%	6/2/26	27,625	29,831
Inter-American Development Bank	2.000%	7/23/26	5,600	6,044
Inter-American Development Bank	2.375%	7/7/27	28,500	31,693
Inter-American Development Bank	3.125%	9/18/28	25,000	29,463
Inter-American Development Bank	2.250%	6/18/29	5,300	5,906
Inter-American Development Bank	3.875%	10/28/41	350	486
Inter-American Development Bank	3.200%	8/7/42	3,375	4,300
Inter-American Development Bank	4.375%	1/24/44	4,600	6,975
International Bank for Reconstruction & Development	2.750%	7/23/21	49,669	50,977
International Bank for Reconstruction & Development	1.375%	9/20/21	34,810	35,283

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	2.125%	12/13/21	15,270	15,680
	International Bank for Reconstruction & Development	2.000%	1/26/22	59,250	60,855
	International Bank for Reconstruction & Development	1.625%	2/10/22	55,885	57,102
	International Bank for Reconstruction & Development	2.125%	7/1/22	33,075	34,292
	International Bank for Reconstruction & Development	7.625%	1/19/23	19,955	23,647
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,020	6,262
	International Bank for Reconstruction & Development	1.875%	6/19/23	64,975	68,001
	International Bank for Reconstruction & Development	3.000%	9/27/23	41,368	44,940
	International Bank for Reconstruction & Development	2.500%	3/19/24	34,720	37,461
	International Bank for Reconstruction & Development	1.500%	8/28/24	27,910	29,165
	International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	51,453
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,560	18,487
	International Bank for Reconstruction & Development	0.625%	4/22/25	19,800	19,948
	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	41,203
	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	22,332
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	647
	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	16,891
	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	13,631
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	14,954
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	3,675
	International Finance Corp.	2.000%	10/24/22	21,204	22,036
	International Finance Corp.	2.875%	7/31/23	21,765	23,476
	International Finance Corp.	1.375%	10/16/24	12,260	12,758
	International Finance Corp.	2.125%	4/7/26	15,290	16,649
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	7,225	7,427
[8]	Japan Bank for International Cooperation	1.500%	7/21/21	18,100	18,298
[8]	Japan Bank for International Cooperation	2.000%	11/4/21	8,250	8,418
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	7,502	7,789
[8]	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,698
[8]	Japan Bank for International Cooperation	1.625%	10/17/22	5,900	6,050
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	22,846
[8]	Japan Bank for International Cooperation	1.750%	1/23/23	20,000	20,621
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	6,000	6,019
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	18,223	19,706

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	225	244
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	20,634
[8]	Japan Bank for International Cooperation	2.500%	5/23/24	14,000	15,012
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	17,716
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	7,600	7,941
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	15,423
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,739
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	19,490
[8]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	21,424
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	12,700	14,342
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	24,598
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	14,200
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	19,271
[8]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	7,537
[8]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	9,306
[8]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	5,274
[9]	KFW	1.500%	6/15/21	14,000	14,166
[9]	KFW	2.375%	8/25/21	19,590	20,063
[9]	KFW	1.750%	9/15/21	33,300	33,889
[9]	KFW	2.000%	11/30/21	14,715	15,072
[9]	KFW	3.125%	12/15/21	54,665	56,913
[9]	KFW	2.625%	1/25/22	32,500	33,695
[9]	KFW	2.500%	2/15/22	58,700	60,837
[9]	KFW	2.125%	3/7/22	50,000	51,566
[9]	KFW	2.125%	6/15/22	52,200	54,100
[9]	KFW	1.750%	8/22/22	24,475	25,255
[9]	KFW	2.000%	10/4/22	24,875	25,839
[9]	KFW	2.375%	12/29/22	44,000	46,292
[9]	KFW	2.125%	1/17/23	23,700	24,803
[9]	KFW	1.625%	2/15/23	40,970	42,346
[9]	KFW	2.625%	2/28/24	30,000	32,479
[9]	KFW	1.375%	8/5/24	5,200	5,387
[9]	KFW	2.500%	11/20/24	49,500	53,972
[9]	KFW	2.000%	5/2/25	16,640	17,865
[9]	KFW	2.875%	4/3/28	18,635	21,661
[9]	KFW	1.750%	9/14/29	7,225	7,766
[9]	KFW	0.000%	4/18/36	9,385	7,523
[9]	KFW	0.000%	6/29/37	23,742	18,683
	Korea Development Bank	4.625%	11/16/21	625	657
	Korea Development Bank	2.625%	2/27/22	13,069	13,443
	Korea Development Bank	3.000%	9/14/22	30,650	32,114
	Korea Development Bank	3.375%	3/12/23	24,200	25,764
	Korea Development Bank	2.750%	3/19/23	3,100	3,250
	Korea Development Bank	3.750%	1/22/24	14,400	15,781
	Korea Development Bank	3.250%	2/19/24	1,000	1,080
	Korea Development Bank	2.125%	10/1/24	4,300	4,501
	Korea Development Bank	3.000%	1/13/26	1,100	1,208
[9]	Landwirtschaftliche Rentenbank	1.750%	9/24/21	8,000	8,140
[9]	Landwirtschaftliche Rentenbank	2.250%	10/1/21	18,885	19,337
[9]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,425
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,459
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	17,411
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	4,500	4,505
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,901

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	9,668
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	26,007
	Nexen Energy ULC	7.875%	3/15/32	4,075	6,140
	Nexen Energy ULC	5.875%	3/10/35	690	942
	Nexen Energy ULC	6.400%	5/15/37	10,400	14,726
	Nexen Energy ULC	7.500%	7/30/39	4,275	6,904
	Nordic Investment Bank	1.250%	8/2/21	5,000	5,051
	Nordic Investment Bank	2.125%	2/1/22	9,000	9,259
	Nordic Investment Bank	1.375%	10/17/22	6,100	6,249
	Nordic Investment Bank	0.375%	5/19/23	17,000	17,014
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,431
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,707
	North American Development Bank	2.400%	10/26/22	909	943
[10]	Oesterreichische Kontrollbank AG	2.875%	9/7/21	3,957	4,076
[10]	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,612
[10]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	5,000	5,182
[10]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	1,000	1,028
[10]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,000	6,400
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,455
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,150	13,683
[4]	Oriental Republic of Uruguay	8.000%	11/18/22	3,155	3,463
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	11,146
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	10,528
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	19,204	22,492
[4]	Oriental Republic of Uruguay	7.875%	1/15/33	200	303
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	7,928
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	6,729	7,771
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	32,510	41,938
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	20,382	26,114
[4]	Petroleos Mexicanos	2.290%	2/15/24	600	615
	Petroleos Mexicanos	2.378%	4/15/25	950	984
	Province of Alberta	2.200%	7/26/22	20,105	20,799
	Province of Alberta	3.350%	11/1/23	17,910	19,508
	Province of Alberta	2.950%	1/23/24	12,350	13,348
	Province of Alberta	1.875%	11/13/24	15,000	15,685
	Province of Alberta	1.000%	5/20/25	12,395	12,485
	Province of Alberta	3.300%	3/15/28	14,000	16,187
	Province of British Columbia	2.650%	9/22/21	13,150	13,526
	Province of British Columbia	2.000%	10/23/22	17,150	17,809
	Province of British Columbia	2.250%	6/2/26	1,150	1,247
	Province of British Columbia	7.250%	9/1/36	2,681	4,598
	Province of Manitoba	2.100%	9/6/22	7,100	7,346
	Province of Manitoba	2.600%	4/16/24	9,700	10,419
	Province of Manitoba	3.050%	5/14/24	4,800	5,239
	Province of Manitoba	2.125%	6/22/26	9,782	10,508
	Province of New Brunswick	2.500%	12/12/22	4,005	4,199
	Province of New Brunswick	3.625%	2/24/28	5,300	6,220
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,365
	Province of Ontario	2.500%	9/10/21	16,000	16,397
	Province of Ontario	2.400%	2/8/22	16,000	16,516
	Province of Ontario	2.550%	4/25/22	17,100	17,764
	Province of Ontario	2.250%	5/18/22	27,900	28,866
	Province of Ontario	2.450%	6/29/22	1,525	1,585
	Province of Ontario	2.200%	10/3/22	16,725	17,366

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Province of Ontario	1.750%	1/24/23	16,335	16,894
	Province of Ontario	3.400%	10/17/23	35,765	39,096
	Province of Ontario	3.050%	1/29/24	20,050	21,816
	Province of Ontario	3.200%	5/16/24	10,000	10,988
	Province of Ontario	2.500%	4/27/26	8,000	8,735
	Province of Ontario	2.300%	6/15/26	20,000	21,507
	Province of Ontario	2.000%	10/2/29	17,000	18,053
	Province of Quebec	2.750%	8/25/21	13,725	14,101
	Province of Quebec	2.375%	1/31/22	8,000	8,247
	Province of Quebec	2.625%	2/13/23	34,919	36,911
	Province of Quebec	7.125%	2/9/24	8,675	10,639
	Province of Quebec	2.875%	10/16/24	9,400	10,292
	Province of Quebec	1.500%	2/11/25	14,745	15,132
	Province of Quebec	2.500%	4/20/26	500	548
	Province of Quebec	2.750%	4/12/27	43,050	48,071
	Province of Quebec	7.500%	9/15/29	11,407	17,576
	Province of Quebec	1.350%	5/28/30	4,800	4,832
	Province of Saskatchewan	8.500%	7/15/22	2,707	3,136
	Republic of Chile	3.250%	9/14/21	5,395	5,550
	Republic of Chile	2.250%	10/30/22	1,000	1,032
	Republic of Chile	3.125%	3/27/25	7,330	7,962
	Republic of Chile	3.125%	1/21/26	8,894	9,713
[4]	Republic of Chile	3.240%	2/6/28	16,810	18,424
	Republic of Chile	2.450%	1/31/31	4,800	4,936
[4]	Republic of Chile	2.550%	1/27/32	9,000	9,343
	Republic of Chile	3.625%	10/30/42	1,100	1,245
	Republic of Chile	3.860%	6/21/47	10,200	12,010
[4]	Republic of Chile	3.500%	1/25/50	14,700	16,458
	Republic of Colombia	4.375%	7/12/21	10,885	11,184
[4]	Republic of Colombia	2.625%	3/15/23	22,050	22,349
	Republic of Colombia	4.000%	2/26/24	23,633	24,816
	Republic of Colombia	8.125%	5/21/24	1,800	2,160
[4]	Republic of Colombia	4.500%	1/28/26	22,717	24,554
[4]	Republic of Colombia	3.875%	4/25/27	13,450	14,132
[4]	Republic of Colombia	4.500%	3/15/29	14,300	15,542
[4]	Republic of Colombia	3.000%	1/30/30	7,400	7,259
[4]	Republic of Colombia	3.125%	4/15/31	4,300	4,226
	Republic of Colombia	10.375%	1/28/33	3,775	5,787
	Republic of Colombia	7.375%	9/18/37	9,600	13,050
	Republic of Colombia	6.125%	1/18/41	23,100	28,474
[4]	Republic of Colombia	5.625%	2/26/44	22,550	26,666
[4]	Republic of Colombia	5.000%	6/15/45	45,020	50,118
	Republic of Colombia	5.200%	5/15/49	11,400	13,167
[4]	Republic of Colombia	4.125%	5/15/51	15,000	14,793
	Republic of Finland	6.950%	2/15/26	1,000	1,318
	Republic of Hungary	6.375%	3/29/21	20,199	21,007
	Republic of Hungary	5.375%	2/21/23	27,100	29,674
	Republic of Hungary	5.750%	11/22/23	175	199
	Republic of Hungary	5.375%	3/25/24	10,000	11,351
	Republic of Hungary	7.625%	3/29/41	11,365	19,053
	Republic of Indonesia	2.950%	1/11/23	2,475	2,543
	Republic of Indonesia	4.450%	2/11/24	6,900	7,460
	Republic of Indonesia	3.500%	1/11/28	19,400	20,588
	Republic of Indonesia	4.100%	4/24/28	7,850	8,694

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Republic of Indonesia	4.750%	2/11/29	9,150	10,591
	Republic of Indonesia	3.400%	9/18/29	3,250	3,449
	Republic of Indonesia	2.850%	2/14/30	6,500	6,638
	Republic of Indonesia	3.850%	10/15/30	8,500	9,446
[6]	Republic of Indonesia	4.750%	7/18/47	4,400	5,143
	Republic of Indonesia	4.350%	1/11/48	13,495	15,200
	Republic of Indonesia	5.350%	2/11/49	6,750	8,749
	Republic of Indonesia	3.700%	10/30/49	11,525	11,986
	Republic of Indonesia	4.200%	10/15/50	19,950	22,320
	Republic of Indonesia	4.450%	4/15/70	8,785	10,092
	Republic of Italy	6.875%	9/27/23	24,693	28,591
	Republic of Italy	2.375%	10/17/24	24,000	24,370
	Republic of Italy	2.875%	10/17/29	20,600	20,612
	Republic of Italy	5.375%	6/15/33	21,495	26,867
	Republic of Italy	4.000%	10/17/49	21,600	22,030
	Republic of Korea	3.875%	9/11/23	1,200	1,315
	Republic of Korea	5.625%	11/3/25	575	711
	Republic of Korea	2.750%	1/19/27	33,400	36,304
	Republic of Korea	4.125%	6/10/44	5,635	7,792
	Republic of Korea	3.875%	9/20/48	5,693	7,813
[4]	Republic of Panama	4.000%	9/22/24	12,667	13,744
[4]	Republic of Panama	3.750%	3/16/25	12,636	13,666
	Republic of Panama	7.125%	1/29/26	7,622	9,604
	Republic of Panama	8.875%	9/30/27	4,296	6,095
[4]	Republic of Panama	3.875%	3/17/28	10,090	11,339
	Republic of Panama	9.375%	4/1/29	8,380	12,706
[4]	Republic of Panama	3.160%	1/23/30	6,300	6,780
[4]	Republic of Panama	6.700%	1/26/36	20,973	30,122
[4]	Republic of Panama	4.500%	5/15/47	6,643	8,146
[4]	Republic of Panama	4.500%	4/16/50	16,718	20,417
[4]	Republic of Panama	4.300%	4/29/53	12,650	15,101
[4]	Republic of Panama	4.500%	4/1/56	26,131	32,010
[4]	Republic of Panama	3.870%	7/23/60	3,975	4,507
	Republic of Peru	7.350%	7/21/25	900	1,145
[4]	Republic of Peru	2.392%	1/23/26	2,000	2,087
	Republic of Peru	4.125%	8/25/27	2,300	2,636
	Republic of Peru	2.844%	6/20/30	7,325	7,855
[4]	Republic of Peru	2.783%	1/23/31	8,650	9,201
	Republic of Peru	8.750%	11/21/33	27,093	45,161
[4]	Republic of Peru	6.550%	3/14/37	10,180	15,460
	Republic of Peru	5.625%	11/18/50	22,183	34,975
	Republic of Poland	5.125%	4/21/21	4,120	4,269
	Republic of Poland	5.000%	3/23/22	19,385	20,791
	Republic of Poland	3.000%	3/17/23	24,675	26,129
	Republic of Poland	4.000%	1/22/24	17,000	18,827
	Republic of Poland	3.250%	4/6/26	14,350	16,078
	Republic of the Philippines	4.200%	1/21/24	8,400	9,125
	Republic of the Philippines	9.500%	10/21/24	2,170	2,835
	Republic of the Philippines	10.625%	3/16/25	8,525	11,914
	Republic of the Philippines	5.500%	3/30/26	9,350	11,232
	Republic of the Philippines	3.000%	2/1/28	45,750	49,328
	Republic of the Philippines	3.750%	1/14/29	14,000	15,987
	Republic of the Philippines	9.500%	2/2/30	6,750	10,969
	Republic of the Philippines	2.457%	5/5/30	2,800	2,933

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Republic of the Philippines	7.750%	1/14/31	13,300	19,867
	Republic of the Philippines	6.375%	1/15/32	10,004	13,818
	Republic of the Philippines	6.375%	10/23/34	16,540	23,797
	Republic of the Philippines	5.000%	1/13/37	8,950	11,512
	Republic of the Philippines	3.950%	1/20/40	19,599	22,732
	Republic of the Philippines	3.700%	3/1/41	14,408	16,371
	Republic of the Philippines	3.700%	2/2/42	12,588	14,446
	Republic of the Philippines	2.950%	5/5/45	20,230	21,083
[6]	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	450	576
	State of Israel	4.000%	6/30/22	8,200	8,726
	State of Israel	3.150%	6/30/23	2,400	2,562
	State of Israel	2.875%	3/16/26	24,900	27,164
	State of Israel	3.250%	1/17/28	6,795	7,692
	State of Israel	2.500%	1/15/30	2,125	2,290
	State of Israel	2.750%	7/3/30	7,627	8,362
	State of Israel	4.500%	1/30/43	10,330	13,274
	State of Israel	4.125%	1/17/48	9,525	11,811
	State of Israel	3.375%	1/15/50	22,850	24,863
	State of Israel	3.875%	7/3/50	16,200	19,079
	State of Israel	4.500%	4/3/20	8,000	10,171
	Svensk Exportkredit AB	1.625%	9/12/21	20,900	21,213
	Svensk Exportkredit AB	3.125%	11/8/21	3,950	4,095
	Svensk Exportkredit AB	2.000%	8/30/22	18,520	19,139
	Svensk Exportkredit AB	1.625%	11/14/22	8,800	9,046
	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,944
	Svensk Exportkredit AB	0.625%	5/14/25	6,000	6,014
	Syngenta Finance NV	3.125%	3/28/22	9,895	10,006
	United Mexican States	3.625%	3/15/22	35,912	37,328
	United Mexican States	8.000%	9/24/22	360	410
	United Mexican States	4.000%	10/2/23	18,373	19,545
	United Mexican States	3.600%	1/30/25	21,771	22,989
[4]	United Mexican States	3.900%	4/27/25	10,750	11,470
	United Mexican States	4.125%	1/21/26	25,790	27,791
	United Mexican States	4.150%	3/28/27	35,155	37,706
	United Mexican States	3.750%	1/11/28	22,600	23,497
	United Mexican States	4.500%	4/22/29	16,300	17,619
[4]	United Mexican States	3.250%	4/16/30	37,600	37,019
	United Mexican States	8.300%	8/15/31	4,390	6,203
	United Mexican States	4.750%	4/27/32	38,500	42,446
	United Mexican States	7.500%	4/8/33	4,100	5,564
	United Mexican States	6.750%	9/27/34	6,810	8,934
	United Mexican States	6.050%	1/11/40	26,032	31,466
	United Mexican States	4.750%	3/8/44	36,833	38,392
	United Mexican States	5.550%	1/21/45	12,575	14,651
	United Mexican States	4.600%	1/23/46	23,191	23,708
	United Mexican States	4.350%	1/15/47	24,059	23,849
	United Mexican States	4.600%	2/10/48	15,596	15,936
[4]	United Mexican States	4.500%	1/31/50	19,400	19,953
[4]	United Mexican States	5.000%	4/27/51	30,900	33,315
	United Mexican States	5.750%	10/12/10	26,137	28,680
Total Sovereign Bonds (Cost $6,940,938)					7,460,724

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,195	2,320
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	3,535
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	3,625	5,900
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	400	580
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	6,245	9,189
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	2,405	3,368
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,218
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	3,425	6,182
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	4,717
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,840	4,485
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,008	22,691
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	3,475	6,226
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	12,457
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	8,975	9,206
California GO	5.700%	11/1/21	14,805	15,814
California GO	2.367%	4/1/22	9,245	9,525
California GO	3.375%	4/1/25	8,500	9,518
California GO	2.650%	4/1/26	5,000	5,453
California GO	3.500%	4/1/28	5,500	6,393
California GO	2.500%	10/1/29	7,630	8,301
California GO	4.500%	4/1/33	8,800	10,397
California GO	7.500%	4/1/34	25,880	42,204
California GO	4.600%	4/1/38	11,425	13,351
California GO	7.550%	4/1/39	27,545	49,049
California GO	7.300%	10/1/39	17,690	29,575
California GO	7.350%	11/1/39	13,375	22,499
California GO	7.625%	3/1/40	8,015	14,148
California GO	7.600%	11/1/40	2,245	4,121
California State University Systemwide Revenue	3.899%	11/1/47	4,275	5,267
California State University Systemwide Revenue	2.975%	11/1/51	4,325	4,633
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	939
Chicago IL GO	7.045%	1/1/29	4,950	5,189
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,110	7,384
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,570	2,341

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	6,655	8,634
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	4,835	6,658
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,266
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,050	5,945
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	8,755
Commonwealth of Massachusetts	2.514%	7/1/41	2,250	2,258
Connecticut GO	5.632%	12/1/29	1,610	2,036
Connecticut GO	5.090%	10/1/30	800	957
Connecticut GO	5.850%	3/15/32	9,890	13,394
Cook County IL GO	6.229%	11/15/34	2,695	3,791
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,236
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	3,006
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	4,476
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	3,150	3,967
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,542
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,500	12,960
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	3,626
District of Columbia Income Tax Revenue	5.591%	12/1/34	10,090	13,396
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	5,378
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	2,390	3,596
Florida Board of Administration Finance Corp. Revenue	2.638%	7/1/21	5,000	5,103
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	3,025	3,106
George Washington University District of Columbia	4.300%	9/15/44	1,220	1,413
George Washington University District of Columbia	4.868%	9/15/45	1,742	2,255
George Washington University District of Columbia	4.126%	9/15/48	11,446	14,047
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	7,151	10,400
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,576	9,638
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,024	7,232
Grand Parkway Texas Transportation Corp.	3.236%	10/1/52	11,885	12,384
Great Lakes Michigan Water Authority
Sewage Disposal System Revenue	3.056%	7/1/39	3,030	3,232
Houston TX GO	6.290%	3/1/32	11,480	14,736
Illinois GO	4.950%	6/1/23	1,855	1,873
Illinois GO	5.100%	6/1/33	54,770	55,561
Illinois GO	6.630%	2/1/35	5,475	6,037
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	6,048

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,720
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	2,285	2,851
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	3,367
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	4,153
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	135	177
[11]	Kansas Development Finance Authority
	Revenue (Public Employees Retirement System)	5.501%	5/1/34	2,025	2,598
	Los Angeles CA Community College District GO	6.750%	8/1/49	4,955	8,753
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	2,496
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	600	600
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	6,555	11,283
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	735	1,314
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	4,493
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,920	20,630
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,771
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,375	8,589
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,500
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	840	1,227
	Massachusetts GO	4.200%	12/1/21	8,085	8,291
	Massachusetts GO	4.500%	8/1/31	350	431
	Massachusetts GO	5.456%	12/1/39	5,250	7,437
	Massachusetts GO	2.813%	9/1/43	7,000	7,510
	Massachusetts GO	2.900%	9/1/49	3,425	3,735
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,851
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	2,800	2,856
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,375	4,818
	Metropolitan Government of Nashville & Davidson County Tennessee Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,339
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	7,604
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	6,578
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	917
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	13,050	14,065

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	6,732
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,291
	Mississippi GO	5.245%	11/1/34	2,820	3,822
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	4,326
[12]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	13,051
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	4,145	3,893
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	5,370	5,002
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,366
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	3,680	3,765
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	3,550	4,285
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	18,658
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	16,751	27,676
	New York City NY GO	6.646%	12/1/31	100	102
	New York City NY GO	6.246%	6/1/35	950	954
	New York City NY GO	5.517%	10/1/37	3,225	4,583
	New York City NY GO	6.271%	12/1/37	5,425	8,370
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	8,629
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,227
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,534
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	541
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,327
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	1,070	1,612
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	10,990	17,250
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,860
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	5,318
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,493
	New York Metropolitan Transportation Authority Revenue	5.175%	11/15/49	12,575	14,669
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,100	1,779
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,151
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	7,290	9,361
	New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	7,251

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	2,285
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	3,240	3,448
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	3,509
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,085	4,396
	New York State Thruway Authority	2.900%	1/1/35	2,050	2,201
	New York State Thruway Authority	3.500%	1/1/42	1,500	1,531
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,477
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	3,015
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	7,225	12,746
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	2,244
	Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	5,650
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,431	8,271
	Ohio Turnpike Commision Revenue	3.216%	2/15/48	3,075	3,184
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,302
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,500	3,638
	Oregon GO	5.762%	6/1/23	507	558
	Oregon GO	5.892%	6/1/27	8,130	10,163
[11]	Oregon School Boards Association GO	5.528%	6/30/28	375	447
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,947	2,326
	Pennsylvania State University	2.790%	9/1/43	5,025	5,174
	Pennsylvania State University	2.840%	9/1/50	2,360	2,460
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,050	4,694
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,791
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	6,993
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	3,080	4,396
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	6,978
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,732
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	2,174
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	690	961
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	18,830	24,997
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	10,129

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	4,552
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Project)	2.987%	9/1/36	105	117
	Princeton University New Jersey	5.700%	3/1/39	6,600	10,219
[4]	Princeton University New Jersey	2.516%	7/1/50	5,575	5,819
	Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	1,700	1,767
	Regents of the University of California Revenue	3.063%	7/1/25	9,060	9,933
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,500	2,512
	Riverside County CA Pension Revenue	3.818%	2/15/38	700	783
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	2,395	2,913
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,883
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	1,105
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	8,644
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	3,225
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,467
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	2,446
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	10,489
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,784
	San Diego CA Regional Transportation Commission Revenue	3.248%	4/1/48	1,225	1,304
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,822
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	9,584
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	9,872
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,901
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,290
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,760	2,824
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	10,942
	Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	4,725	4,893
	Texas GO	5.517%	4/1/39	7,690	11,169
	Texas GO	3.211%	4/1/44	4,370	4,630
	Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	6,825	7,026
	Texas Transportation Commission GO	2.562%	4/1/42	6,705	6,806
	Texas Transportation Commission Revenue	5.178%	4/1/30	4,970	6,368
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,173
	University of California Regents Medical Center Revenue	6.548%	5/15/48	9,025	14,422

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Regents Medical Center Revenue	6.583%	5/15/49	1,180	1,855
University of California Revenue	4.601%	5/15/31	8,330	10,111
University of California Revenue	5.946%	5/15/45	5,510	8,108
University of California Revenue	4.858%	5/15/12	8,768	12,153
University of California Revenue	4.767%	5/15/15	2,975	4,021
University of Michigan	2.437%	4/1/40	3,200	3,302
University of Michigan	2.562%	4/1/50	2,550	2,641
University of Nebraska Student Fee Revenue	3.037%	10/1/49	2,090	2,330
University of North Carolina University System Revenue	3.327%	12/1/36	90	105
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania	3.555%	9/15/19	11,425	13,419
University of Southern California	5.250%	10/1/11	1,840	3,043
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	4,400	5,168
University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,700	2,297
University of Texas System Revenue Financing System Revenue	3.354%	8/15/47	2,375	2,780
University of Texas System Revenue Financing System Revenue	2.439%	8/15/49	2,375	2,338
University of Virginia Revenue	4.179%	9/1/17	3,505	4,773
Utah GO	4.554%	7/1/24	6,070	6,450
Utah GO	3.539%	7/1/25	2,920	3,126
Washington GO	5.140%	8/1/40	3,320	4,842
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,274
Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	3,388
[11] Wisconsin GO	5.700%	5/1/26	2,475	2,844
Total Taxable Municipal Bonds (Cost $1,192,386)				1,407,871

Total Bond Market II Index Fund
			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (3.8%)
Money Market Fund (3.8%)
[13] Vanguard Market Liquidity Fund (Cost $7,294,254)	0.227%	72,973,844	7,297,384
Total Investments (102.9%) (Cost $184,341,749)			198,057,409
Other Assets and Liabilities—Net (-2.9%)			(5,525,346)
Net Assets (100%)			192,532,063

Cost is in $000.

•	See Note A in Notes to Financial Statements.

¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2020.

1	Securities with a value of $5,666,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

2	U.S. government-guaranteed.

3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $2,306,532,000, representing 1.2% of net assets.

7	Non-income-producing security—security in default.

8	Guaranteed by the Government of Japan.

9	Guaranteed by the Federal Republic of Germany.

10	Guaranteed by the Republic of Austria.

11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REIT—Real Estate Investment Trust.

REMICS—Real Estate Mortgage Investment Conduits.

UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $177,047,495)	190,760,025
Affiliated Issuers (Cost $7,294,254)	7,297,384
Total Investments in Securities	198,057,409
Investment in Vanguard	8,439
Cash	12,017
Receivables for Investment Securities Sold	1,722,665
Receivables for Accrued Income	996,445
Receivables for Capital Shares Issued	6,888
Total Assets	200,803,863
Liabilities
Payables for Investment Securities Purchased	8,239,579
Payables for Capital Shares Redeemed	26,159
Payables to Vanguard	6,062
Total Liabilities	8,271,800
Net Assets	192,532,063

At June 30, 2020, net assets consisted of:

Paid-in Capital	176,853,397
Total Distributable Earnings (Loss)	15,678,666
Net Assets	192,532,063

Investor Shares—Net Assets
Applicable to 9,761,115,113 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	112,528,510
Net Asset Value Per Share—Investor Shares	$11.53

Institutional Shares—Net Assets
Applicable to 6,939,787,128 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,003,553
Net Asset Value Per Share—Institutional Shares	$11.53

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest[1]	2,355,461
Total Income	2,355,461
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,328
Management and Administrative—Investor Shares	40,921
Management and Administrative—Institutional Shares	5,467
Marketing and Distribution—Investor Shares	6,307
Marketing and Distribution—Institutional Shares	1,306
Custodian Fees	297
Shareholders’ Reports—Investor Shares	946
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	64
Total Expenses	57,640
Net Investment Income	2,297,821
Realized Net Gain (Loss)
Investment Securities Sold[1]	2,443,224
Futures Contracts	(21,751)
Realized Net Gain (Loss)	2,421,473
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	6,701,655
Net Increase (Decrease) in Net Assets Resulting from Operations	11,420,949

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $20,937,000, ($2,098,000), and $2,999,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,297,821	4,995,941
Realized Net Gain (Loss)	2,421,473	564,721
Change in Unrealized Appreciation (Depreciation)	6,701,655	9,216,254
Net Increase (Decrease) in Net Assets Resulting from Operations	11,420,949	14,776,916
Distributions[1]
Investor Shares	(1,329,207)	(2,917,920)
Institutional Shares	(969,835)	(2,080,517)
Total Distributions	(2,299,042)	(4,998,437)
Capital Share Transactions
Investor Shares	(9,325,919)	19,065,128
Institutional Shares	(5,698,289)	15,483,598
Net Increase (Decrease) from Capital Share Transactions	(15,024,208)	34,548,726
Total Increase (Decrease)	(5,902,301)	44,327,205
Net Assets
Beginning of Period	198,434,364	154,107,159
End of Period	192,532,063	198,434,364

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018		2017	2016	2015
Net Asset Value, Beginning of Period	$11.01	$10.42	$10.72		$10.61	$10.60	$10.84
Investment Operations
Net Investment Income	.135[1]	.299[1]	.285[1]		.259[1]	.251	.248
Net Realized and Unrealized Gain (Loss)
on Investments	.520	.590	(.301)		.112	.022	(.216)
Total from Investment Operations	.655	.889	(.016)		.371	.273	.032
Distributions
Dividends from Net Investment Income	(.135)	(.299)	(.284)		(.259)	(.252)	(.248)
Distributions from Realized Capital Gains	—	—	(.000)	[2]	(.002)	(.011)	(.024)
Total Distributions	(.135)	(.299)	(.284)		(.261)	(.263)	(.272)
Net Asset Value, End of Period	$11.53	$11.01	$10.42		$10.72	$10.61	$10.60

Total Return[3]	5.97%	8.62%	-0.10%		3.53%	2.55%	0.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$112,529	$116,505	$91,653		$89,183	$68,381	$55,392
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%		0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.76%	2.74%		2.42%	2.31%	2.30%
Portfolio Turnover Rate[4]	66%	66%	90%		80%	88%	116%

The expense ratio and net investment income ratio for the current period have been annualized.

[1]	Calculated based on average shares outstanding.

[2]	Distribution was less than $.001 per share.

[3]	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

[4]	Includes 0%, 12%, 22%, 26%, 24%, and 46% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares

Six Months
Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2020	2019	2018		2017	2016	2015
Net Asset Value, Beginning of Period	$11.01	$10.42	$10.72		$10.61	$10.60	$10.84
Investment Operations
Net Investment Income	.139[1]	.306[1]	.292[1]		.267[1]	.259	.256
Net Realized and Unrealized Gain (Loss)
on Investments	.520	.591	(.300)		.112	.022	(.216)
Total from Investment Operations	.659	.897	(.008)		.379	.281	.040
Distributions
Dividends from Net Investment Income	(.139)	(.307)	(.292)		(.267)	(.260)	(.256)
Distributions from Realized Capital Gains	—	—	(.000)	[2]	(.002)	(.011)	(.024)
Total Distributions	(.139)	(.307)	(.292)		(.269)	(.271)	(.280)
Net Asset Value, End of Period	$11.53	$11.01	$10.42		$10.72	$10.61	$10.60

Total Return	6.01%	8.69%	-0.03%		3.60%	2.62%	0.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80,004	$81,929	$62,455		$59,299	$45,632	$36,760
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%		0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	2.47%	2.83%	2.81%		2.49%	2.38%	2.37%
Portfolio Turnover Rate[3]	66%	66%	90%		80%	88%	116%

The expense ratio and net investment income ratio for the current period have been annualized.

[1]	Calculated based on average shares outstanding.

[2]	Distribution was less than $.001 per share.

[3]	Includes 0%, 12%, 22%, 26%, 24%, and 46% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Total Bond Market II Index Fund

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2020.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2020, counterparties had deposited in segregated accounts securities with a value of $643,000 and cash of $290,000 in connection with TBA transactions.

4.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market II Index Fund

7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Total Bond Market II Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $8,439,000, representing less than 0.01% of the fund’s net assets and 3.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	120,649,850	—	120,649,850
Asset-Backed/Commercial Mortgage-Backed
Securities	—	5,061,041	—	5,061,041
Corporate Bonds	—	56,180,539	—	56,180,539
Sovereign Bonds	—	7,460,724	—	7,460,724
Taxable Municipal Bonds	—	1,407,871	—	1,407,871
Temporary Cash Investments	7,297,384	—	—	7,297,384
Total	7,297,384	190,760,025	—	198,057,409

D. As of June 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	184,341,749
Gross Unrealized Appreciation	13,868,269
Gross Unrealized Depreciation	(152,609)
Net Unrealized Appreciation (Depreciation)	13,715,660

Total Bond Market II Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $450,502,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended June 30, 2020, the fund purchased $18,203,348,000 of investment securities and sold $15,865,941,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $107,219,457,000 and $125,694,332,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2020	December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	21,646,489	1,925,884	29,630,647	2,753,458
Issued in Lieu of Cash Distributions	1,329,207	116,851	2,917,920	269,056
Redeemed	(32,301,615)	(2,865,760)	(13,483,439)	(1,237,620)
Net Increase (Decrease)—Investor Shares	(9,325,919)	(823,025)	19,065,128	1,784,894
Institutional Shares
Issued	15,171,560	1,348,253	22,527,089	2,091,754
Issued in Lieu of Cash Distributions	969,835	85,255	2,080,517	191,787
Redeemed	(21,839,684)	(1,936,819)	(9,124,008)	(836,386)
Net Increase (Decrease)—Institutional Shares	(5,698,289)	(503,311)	15,483,598	1,447,155

G. Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering the Vanguard Total Bond Market II Index Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

This page intentionally left blank.

This page intentionally left blank.

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Directv In estor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q6352 082020

Semiannual Report | June 30, 2020 Vanguard Inflation-Protected Securities Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	19

Liquidity Risk Management	21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended June 30, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	12/31/2019	6/30/2020	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,060.06	$1.02
Admiral™ Shares	1,000.00	1,059.92	0.51
Institutional Shares	1,000.00	1,060.28	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.87	$1.01
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

2

Inflation-Protected Securities Fund

Distribution by Stated Maturity

As of June 30, 2020

0 - 5 Years	45.8%
5 - 10 Years	37.6
10 - 15 Years	0.4
15 - 20 Years	1.1
20 - 25 Years	8.8
Over 25 Years	6.3

The table reflects the fund’s investments, except for short-term investments and derivatives.

3

Inflation-Protected Securities Fund

Financial Statements (unaudited)

Schedule of Investments

As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	612,671	703,460
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	740,000	791,481
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	792,019	903,861
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	897,330	1,020,700
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	960,000	1,030,390
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	947,936	1,087,440
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	931,256	1,077,803
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	645,000	689,194
[1]	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	953,771	1,075,723
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	765,000	800,907
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	895,300	1,020,024
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	461,651	722,607
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	2,655,200	2,764,456
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	820,844	947,776
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	752,522	879,235
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	329,727	494,685
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	736,304	836,662
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	721,439	825,309

4

Inflation-Protected Securities Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	292,047	450,722
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	738,000	840,831
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	787,000	896,758
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	306,866	448,138
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	207,575	442,620
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	711,000	818,808
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	602,000	697,031
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	292,170	447,137
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	247,242	544,661
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	695,000	762,143
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	879,000	946,840
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	58,029	124,563
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	186,656	326,206
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	226,258	395,069
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	391,145	530,986
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	304,755	399,807
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	428,735	643,437
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	488,400	650,248
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	322,302	451,467
United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	320,100	433,535
United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	302,000	415,060
United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	297,000	403,700
United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	149,000	166,793
Total U.S. Government and Agency Obligations (Cost $27,093,593)				29,908,273

5

Inflation-Protected Securities Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[2] Vanguard Market Liquidity Fund (Cost $133,320)	0.227%	1,333,598	133,360
Total Investments (100.1%) (Cost $27,226,913)			30,041,633
Other Asset and Liabilities—Net (-0.1%)			(35,809)
Net Assets (100%)			30,005,824

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $15,459,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2020	2,052	453,139	372
Ultra 10-Year U.S. Treasury Note	September 2020	110	17,323	83
				455

Short Futures Contracts
5-Year U.S. Treasury Note	September 2020	(8,164)	(1,026,559)	(1,702)
Ultra Long U.S. Treasury Bond	September 2020	(1,119)	(244,117)	(1,646)
10-Year U.S. Treasury Note	September 2020	(187)	(26,025)	17
				(3,331)
				(2,876)

See accompanying Notes, which are an integral part of the Financial Statements.

6

Inflation-Protected Securities Fund

Statement of Assets and Liabilities

As of June 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $27,093,593)	29,908,273
Affiliated Issuers (Cost $133,320)	133,360
Total Investments in Securities	30,041,633
Investment in Vanguard	1,343
Receivables for Investment Securities Sold	154,578
Receivables for Accrued Income	69,441
Receivables for Capital Shares Issued	40,138
Variation Margin Receivable—Futures Contracts	1,495
Other Assets	108
Total Assets	30,308,736
Liabilities
Due to Custodian	65,008
Payables for Investment Securities Purchased	62,233
Payables for Capital Shares Redeemed	173,918
Payables to Vanguard	1,570
Variation Margin Payable—Futures Contracts	183
Total Liabilities	302,912
Net Assets	30,005,824

7

Inflation-Protected Securities Fund

Statement of Assets and Liabilities (continued)

At June 30, 2020, net assets consisted of:

($000s, except shares and per-share amounts)	Amount
Paid-in Capital	27,309,006
Total Distributable Earnings (Loss)	2,696,818
Net Assets	30,005,824

Investor Shares—Net Assets
Applicable to 253,387,328 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,538,735
Net Asset Value Per Share—Investor Shares	$13.97

Admiral Shares—Net Assets
Applicable to 574,616,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,758,605
Net Asset Value Per Share—Admiral Shares	$27.42

Institutional Shares—Net Assets
Applicable to 958,420,178 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,708,484
Net Asset Value Per Share—Institutional Shares	$11.17

See accompanying Notes, which are an integral part of the Financial Statements.

8

Inflation-Protected Securities Fund

Statement of Operations

Six Months Ended
June 30, 2020
($000)
Investment Income
Income
Interest[1]	(664)
Total Income	(664)
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,449
Management and Administrative—Investor Shares	3,034
Management and Administrative—Admiral Shares	6,096
Management and Administrative—Institutional Shares	2,902
Marketing and Distribution—Investor Shares	165
Marketing and Distribution—Admiral Shares	475
Marketing and Distribution—Institutional Shares	187
Custodian Fees	16
Shareholders’ Reports—Investor Shares	48
Shareholders’ Reports—Admiral Shares	88
Shareholders’ Reports—Institutional Shares	76
Trustees’ Fees and Expenses	12
Total Expenses	14,548
Net Investment Income (Loss)	(15,212)
Realized Net Gain (Loss)
Investment Securities Sold[1]	151,738
Futures Contracts	(32,450)
Options Purchased	11,124
Options Written	1,500
Realized Net Gain (Loss)	131,912
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,555,487
Futures Contracts	(3,062)
Options Purchased	—
Options Written	(543)
Change in Unrealized Appreciation (Depreciation)	1,551,882
Net Increase (Decrease) in Net Assets Resulting from Operations	1,668,582

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,314,000, ($332,000), and $39,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income (Loss)	(15,212)	649,675
Realized Net Gain (Loss)	131,912	(35,156)
Change in Unrealized Appreciation (Depreciation)	1,551,882	1,544,697
Net Increase (Decrease) in Net Assets Resulting from Operations	1,668,582	2,159,216
Distributions[1]
Investor Shares	(376)	(75,706)
Admiral Shares	(5,747)	(324,071)
Institutional Shares	(4,918)	(241,760)
Total Distributions	(11,041)	(641,537)
Capital Share Transactions
Investor Shares	(60,516)	(317,944)
Admiral Shares	597,040	(119,658)
Institutional Shares	(150,519)	104,464
Net Increase (Decrease) from Capital Share Transactions	386,005	(333,138)
Total Increase (Decrease)	2,043,546	1,184,541
Net Assets
Beginning of Period	27,962,278	26,777,737
End of Period	30,005,824	27,962,278

1	Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.18	$12.47	$13.04	$12.98	$12.84	$13.18
Investment Operations
Net Investment Income (Loss)	(.013)[1]	.290[1]	.379[1]	.310[1]	.263	.098
Net Realized and Unrealized Gain (Loss) on Investments	.805	.713	(.572)	.053	.315	(.339)
Total from Investment Operations	.792	1.003	(.193)	.363	.578	(.241)
Distributions
Dividends from Net Investment Income	(.002)	(.293)	(.377)	(.303)	(.266)	(.098)
Distributions from Realized Capital Gains	—	—	—	—	(.017)	(.001)
Return of Capital	—	—	—	—	(.155)	—
Total Distributions	(.002)	(.293)	(.377)	(.303)	(.438)	(.099)
Net Asset Value, End of Period	$13.97	$13.18	$12.47	$13.04	$12.98	$12.84

Total Return[2]	6.01%	8.06%	-1.49%	2.81%	4.52%	-1.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,539	$3,402	$3,526	$4,139	$4,496	$4,746
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19%)	2.24%	2.96%	2.38%	1.99%	0.72%
Portfolio Turnover Rate	33%	26%	27%	22%	27%[3]	43%[3]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$25.88	$24.48	$25.60	$25.48	$25.21	$25.87
Investment Operations
Net Investment Income (Loss)	(.016)[1]	.600[1]	.767[1]	.640[1]	.544	.221
Net Realized and Unrealized Gain (Loss) on Investments	1.566	1.394	(1.122)	.097	.615	(.658)
Total from Investment Operations	1.550	1.994	(.355)	.737	1.159	(.437)
Distributions
Dividends from Net Investment Income	(.010)	(.594)	(.765)	(.617)	(.541)	(.220)
Distributions from Realized Capital Gains	—	—	—	—	(.034)	(.003)
Return of Capital	—	—	—	—	(.314)	—
Total Distributions	(.010)	(.594)	(.765)	(.617)	(.889)	(.223)
Net Asset Value, End of Period	$27.42	$25.88	$24.48	$25.60	$25.48	$25.21

Total Return[2]	5.99%	8.16%	-1.39%	2.91%	4.62%	-1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,759	$14,310	$13,661	$13,917	$12,205	$10,533
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.12%)	2.34%	3.06%	2.48%	2.09%	0.82%
Portfolio Turnover Rate	33%	26%	27%	22%	27%[3]	43%[3]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.54	$9.97	$10.43	$10.38	$10.27	$10.54
Investment Operations
Net Investment Income (Loss)	(.003)[1]	.249[1]	.317[1]	.263[1]	.224	.093
Net Realized and Unrealized Gain (Loss) on Investments	.638	.565	(.462)	.043	.250	(.269)
Total from Investment Operations	.635	.814	(.145)	.306	.474	(.176)
Distributions
Dividends from Net Investment Income	(.005)	(.244)	(.315)	(.256)	(.221)	(.093)
Distributions from Realized Capital Gains	—	—	—	—	(.014)	(.001)
Return of Capital	—	—	—	—	(.129)	—
Total Distributions	(.005)	(.244)	(.315)	(.256)	(.364)	(.094)
Net Asset Value, End of Period	$11.17	$10.54	$9.97	$10.43	$10.38	$10.27

Total Return	6.03%	8.18%	-1.40%	2.97%	4.63%	-1.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,708	$10,250	$9,591	$9,508	$8,637	$7,471
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06%)	2.37%	3.09%	2.51%	2.12%	0.85%
Portfolio Turnover Rate	33%	26%	27%	22%	27%[2]	43%[2]

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended June 30, 2020, the fund’s average investments in long and short futures contracts represented 7% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

14

Inflation-Protected Securities Fund

3. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended June 30, 2020, the fund’s average value of investments in options purchased and options written represented 0% and less than 1%of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at June 30, 2020.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and for the period ended June 30, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management

15

Inflation-Protected Securities Fund

and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended June 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. During the six months ended June 30, 2020, the fund recorded net negative income primarily as a result of deflationary adjustments for U.S. Treasury Inflation Indexed Bonds exceeding the aggregate accrued interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2020, the fund had contributed to Vanguard capital in the amount of $1,343,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

16

Inflation-Protected Securities Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	29,908,273	—	29,908,273
Temporary Cash Investments	133,360	—	—	133,360
Total	133,360	29,908,273	—	30,041,633
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,495	—	—	1,495
Liabilities
Futures Contracts[1]	183	—	—	183

1 Represents variation margin on the last day of the reporting period.

D.  As of June 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	27,226,913
Gross Unrealized Appreciation	2,817,308
Gross Unrealized Depreciation	(5,464)
Net Unrealized Appreciation (Depreciation)	2,811,844

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2019, the fund had available capital losses totaling $216,946,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

17

Inflation-Protected Securities Fund

E.  During the six months ended June 30, 2020, the fund purchased $10,520,849,000 of investment securities and sold $9,461,711,000 of investment securities, other than temporary cash investments.

F.  Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2020	December 31, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	420,046	30,870	400,022	30,638
Issued in Lieu of Cash Distributions	351	26	70,691	5,362
Redeemed	(480,913)	(35,637)	(788,657)	(60,620)
Net Increase (Decrease)—Investor Shares	(60,516)	(4,741)	(317,944)	(24,620)
Admiral Shares
Issued	2,836,257	106,243	2,738,947	107,139
Issued in Lieu of Cash Distributions	5,124	195	287,999	11,127
Redeemed	(2,244,341)	(84,870)	(3,146,604)	(123,356)
Net Increase (Decrease)—Admiral Shares	597,040	21,568	(119,658)	(5,090)
Institutional Shares
Issued	2,035,902	187,300	2,209,384	212,420
Issued in Lieu of Cash Distributions	4,657	434	227,791	21,598
Redeemed	(2,191,078)	(201,697)	(2,332,711)	(223,645)
Net Increase (Decrease)—Institutional Shares	(150,519)	(13,963)	104,464	10,373

G.  Management has determined that no events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in these financial statements.

18

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

19

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

20

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard Bond Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Inflation-Protected Securities Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

21

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q1192 082020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (65.6%)
U.S. Government Securities (63.3%)
United States Treasury Note/Bond	7.875%	2/15/21	250	262
United States Treasury Note/Bond	1.250%	3/31/21	224,891	226,683
United States Treasury Note/Bond	8.125%	5/15/21	190	203
United States Treasury Note/Bond	1.625%	6/30/21	2	2
United States Treasury Note/Bond	2.125%	8/15/21	70,173	71,697
United States Treasury Note/Bond	2.750%	8/15/21	110,310	113,481
United States Treasury Note/Bond	1.125%	8/31/21	782,478	791,038
United States Treasury Note/Bond	1.500%	8/31/21	75,605	76,775
United States Treasury Note/Bond	2.000%	8/31/21	48,289	49,315
United States Treasury Note/Bond	2.750%	9/15/21	128,762	132,746
United States Treasury Note/Bond	1.125%	9/30/21	548,868	555,301
United States Treasury Note/Bond	1.500%	9/30/21	157,844	160,434
United States Treasury Note/Bond	2.125%	9/30/21	31,400	32,160
United States Treasury Note/Bond	2.875%	10/15/21	181,199	187,485
United States Treasury Note/Bond	1.250%	10/31/21	971,436	985,406
United States Treasury Note/Bond	1.500%	10/31/21	543,029	552,619
United States Treasury Note/Bond	2.000%	10/31/21	38,630	39,572
United States Treasury Note/Bond	2.875%	11/15/21	265,152	274,931
United States Treasury Note/Bond	1.500%	11/30/21	46,280	47,148
United States Treasury Note/Bond	1.750%	11/30/21	306,779	313,632
United States Treasury Note/Bond	1.875%	11/30/21	26,069	26,696
United States Treasury Note/Bond	2.625%	12/15/21	209,670	217,172
United States Treasury Note/Bond	1.625%	12/31/21	252,585	258,112
United States Treasury Note/Bond	2.000%	12/31/21	189,378	194,556
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,492
United States Treasury Note/Bond	2.500%	1/15/22	248,720	257,619
United States Treasury Note/Bond	1.375%	1/31/22	172,173	175,455
United States Treasury Note/Bond	1.500%	1/31/22	89,500	91,374
United States Treasury Note/Bond	1.875%	1/31/22	530,340	544,596
United States Treasury Note/Bond	2.000%	2/15/22	161,663	166,437
United States Treasury Note/Bond	2.500%	2/15/22	195,407	202,766
United States Treasury Note/Bond	1.125%	2/28/22	212,769	216,161
United States Treasury Note/Bond	1.750%	2/28/22	176,961	181,578
United States Treasury Note/Bond	1.875%	2/28/22	79,660	81,913
United States Treasury Note/Bond	2.375%	3/15/22	177,562	184,221
United States Treasury Note/Bond	0.375%	3/31/22	352,000	353,264
United States Treasury Note/Bond	1.750%	3/31/22	347,397	356,950
United States Treasury Note/Bond	1.875%	3/31/22	394,170	405,873
United States Treasury Note/Bond	2.250%	4/15/22	181,635	188,390
United States Treasury Note/Bond	0.125%	4/30/22	410,371	410,117
United States Treasury Note/Bond	1.750%	4/30/22	483,079	497,045
United States Treasury Note/Bond	1.875%	4/30/22	160,194	165,174
United States Treasury Note/Bond	1.750%	5/15/22	172,660	177,759
United States Treasury Note/Bond	2.125%	5/15/22	260,496	270,020
United States Treasury Note/Bond	0.125%	5/31/22	97,393	97,333
United States Treasury Note/Bond	1.750%	5/31/22	314,855	324,351
United States Treasury Note/Bond	1.875%	5/31/22	15,000	15,490
United States Treasury Note/Bond	1.750%	6/15/22	150,771	155,458
United States Treasury Note/Bond	0.125%	6/30/22	401,657	401,408
United States Treasury Note/Bond	1.750%	6/30/22	69,830	72,034
United States Treasury Note/Bond	2.125%	6/30/22	54,730	56,876
United States Treasury Note/Bond	1.750%	7/15/22	96,605	99,715
United States Treasury Note/Bond	1.875%	7/31/22	229,394	237,565
United States Treasury Note/Bond	2.000%	7/31/22	212,520	220,621
United States Treasury Note/Bond	1.500%	8/15/22	217,455	223,639
United States Treasury Note/Bond	1.625%	8/15/22	131,447	135,514
United States Treasury Note/Bond	1.625%	8/31/22	475,501	490,437
United States Treasury Note/Bond	1.875%	8/31/22	228,867	237,308
United States Treasury Note/Bond	1.500%	9/15/22	233,725	240,627
United States Treasury Note/Bond	1.750%	9/30/22	103,585	107,259
United States Treasury Note/Bond	1.875%	9/30/22	193,712	201,158

1

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.375%	10/15/22	242,515	249,184
United States Treasury Note/Bond	1.875%	10/31/22	10,915	11,348
United States Treasury Note/Bond	2.000%	10/31/22	203,144	211,810
United States Treasury Note/Bond	1.625%	11/15/22	310,263	320,976
United States Treasury Note/Bond	2.000%	11/30/22	486,670	508,112
United States Treasury Note/Bond	1.625%	12/15/22	112,375	116,396
United States Treasury Note/Bond	2.125%	12/31/22	391,477	410,561
United States Treasury Note/Bond	1.500%	1/15/23	242,855	251,051
United States Treasury Note/Bond	1.750%	1/31/23	39,330	40,922
United States Treasury Note/Bond	2.375%	1/31/23	295,243	311,942
United States Treasury Note/Bond	1.375%	2/15/23	141,475	145,940
United States Treasury Note/Bond	2.000%	2/15/23	35,000	36,673
United States Treasury Note/Bond	1.500%	2/28/23	285,326	295,401
United States Treasury Note/Bond	2.625%	2/28/23	863,733	920,014
United States Treasury Note/Bond	1.500%	3/31/23	176,205	182,621
United States Treasury Note/Bond	2.500%	3/31/23	196,875	209,426
United States Treasury Note/Bond	0.250%	4/15/23	539,905	541,087
United States Treasury Note/Bond	1.625%	4/30/23	70,895	73,786
United States Treasury Note/Bond	2.750%	4/30/23	20,990	22,515
United States Treasury Note/Bond	0.125%	5/15/23	106,014	105,849
United States Treasury Note/Bond	1.750%	5/15/23	382,650	399,930
United States Treasury Note/Bond	1.625%	5/31/23	210,100	218,964
United States Treasury Note/Bond	2.750%	5/31/23	213,123	229,041
United States Treasury Note/Bond	0.250%	6/15/23	163,315	163,673
United States Treasury Note/Bond	1.375%	6/30/23	90,000	93,220
United States Treasury Note/Bond	2.625%	6/30/23	341,252	366,204
United States Treasury Note/Bond	1.250%	7/31/23	69,648	71,933
United States Treasury Note/Bond	2.750%	7/31/23	165,108	178,137
United States Treasury Note/Bond	2.500%	8/15/23	339,900	364,437
United States Treasury Note/Bond	1.375%	8/31/23	204,880	212,626
United States Treasury Note/Bond	2.750%	8/31/23	244,140	263,901
United States Treasury Note/Bond	1.375%	9/30/23	118,075	122,632
United States Treasury Note/Bond	2.875%	9/30/23	405,829	441,087
United States Treasury Note/Bond	1.625%	10/31/23	10,000	10,475
United States Treasury Note/Bond	2.875%	10/31/23	150,867	164,303
United States Treasury Note/Bond	2.750%	11/15/23	465,537	505,545
United States Treasury Note/Bond	2.125%	11/30/23	230,360	245,476
United States Treasury Note/Bond	2.875%	11/30/23	117,469	128,188
United States Treasury Note/Bond	2.250%	12/31/23	53,392	57,205
United States Treasury Note/Bond	2.625%	12/31/23	167,648	181,819
United States Treasury Note/Bond	2.250%	1/31/24	154,680	165,967
United States Treasury Note/Bond	2.500%	1/31/24	319,655	345,828
United States Treasury Note/Bond	2.750%	2/15/24	299,077	326,508
United States Treasury Note/Bond	2.125%	2/29/24	303,995	325,226
United States Treasury Note/Bond	2.375%	2/29/24	333,228	359,573
United States Treasury Note/Bond	2.125%	3/31/24	536,754	574,998
United States Treasury Note/Bond	2.000%	4/30/24	95,635	102,120
United States Treasury Note/Bond	2.250%	4/30/24	318,585	343,224
United States Treasury Note/Bond	2.500%	5/15/24	405,309	440,899
United States Treasury Note/Bond	2.000%	5/31/24	478,278	511,384
United States Treasury Note/Bond	1.750%	6/30/24	163,738	173,664
United States Treasury Note/Bond	2.000%	6/30/24	227,460	243,453
United States Treasury Note/Bond	1.750%	7/31/24	237,309	251,918
United States Treasury Note/Bond	2.125%	7/31/24	192,650	207,430
United States Treasury Note/Bond	2.375%	8/15/24	460,333	500,686
United States Treasury Note/Bond	1.250%	8/31/24	215,108	224,082
United States Treasury Note/Bond	1.875%	8/31/24	160,978	171,894
United States Treasury Note/Bond	1.500%	9/30/24	220,815	232,545
United States Treasury Note/Bond	2.125%	9/30/24	322,595	348,203
United States Treasury Note/Bond	1.500%	10/31/24	257,844	271,703
United States Treasury Note/Bond	2.250%	10/31/24	287,110	311,827
United States Treasury Note/Bond	2.250%	11/15/24	511,920	556,314
United States Treasury Note/Bond	1.500%	11/30/24	149,822	158,016
United States Treasury Note/Bond	2.125%	11/30/24	215,565	233,248

2

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.750%	12/31/24	139,095	148,353
	United States Treasury Note/Bond	2.250%	12/31/24	220,395	239,990
	United States Treasury Note/Bond	1.375%	1/31/25	198,815	208,817
	United States Treasury Note/Bond	2.500%	1/31/25	441,295	486,113
	United States Treasury Note/Bond	2.000%	2/15/25	254,220	274,400
	United States Treasury Note/Bond	1.125%	2/28/25	140,914	146,528
	United States Treasury Note/Bond	2.750%	2/28/25	174,840	194,892
	United States Treasury Note/Bond	2.625%	3/31/25	124,516	138,290
	United States Treasury Note/Bond	0.375%	4/30/25	95,118	95,535
	United States Treasury Note/Bond	2.875%	4/30/25	222,775	250,412
	United States Treasury Note/Bond	2.125%	5/15/25	516,100	561,821
	United States Treasury Note/Bond	0.250%	5/31/25	258,886	258,562
	United States Treasury Note/Bond	2.875%	5/31/25	346,735	390,403
	United States Treasury Note/Bond	0.250%	6/30/25	319,940	319,338
	United States Treasury Note/Bond	2.750%	6/30/25	119,750	134,289
	United States Treasury Note/Bond	2.875%	7/31/25	127,915	144,465
					34,309,751
Agency Bonds and Notes (2.3%)
[1]	AID-Iraq	2.149%	1/18/22	9,755	10,033
[1]	AID-Israel	5.500%	9/18/23	4,300	5,000
[1]	AID-Israel	5.500%	12/4/23	8,000	9,378
[1]	AID-Israel	5.500%	4/26/24	12,058	14,335
[1]	AID-Jordan	2.578%	6/30/22	3,200	3,343
[1]	AID-Tunisia	2.452%	7/24/21	2,175	2,207
[1]	AID-Tunisia	1.416%	8/5/21	4,885	4,848
[1]	AID-Ukraine	1.471%	9/29/21	10,305	10,447
	Federal Farm Credit Banks	3.050%	11/15/21	5,175	5,376
	Federal Farm Credit Banks	1.600%	12/28/21	6,455	6,588
	Federal Farm Credit Banks	2.600%	1/18/22	5,000	5,184
	Federal Farm Credit Banks	0.375%	4/8/22	25,000	25,061
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,803
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,713
	Federal Home Loan Banks	5.625%	6/11/21	13,465	14,156
	Federal Home Loan Banks	1.875%	7/7/21	27,090	27,554
	Federal Home Loan Banks	1.125%	7/14/21	18,400	18,579
	Federal Home Loan Banks	3.000%	10/12/21	54,350	56,291
	Federal Home Loan Banks	1.625%	11/19/21	19,020	19,390
	Federal Home Loan Banks	1.875%	11/29/21	52,600	53,829
	Federal Home Loan Banks	1.625%	12/20/21	6,700	6,838
	Federal Home Loan Banks	0.250%	6/3/22	40,000	40,010
	Federal Home Loan Banks	2.125%	6/10/22	5,650	5,857
	Federal Home Loan Banks	1.375%	2/17/23	23,000	23,668
	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,394
	Federal Home Loan Banks	2.500%	2/13/24	36,810	39,658
	Federal Home Loan Banks	2.875%	6/14/24	20,000	21,949
	Federal Home Loan Banks	1.500%	8/15/24	9,970	10,427
	Federal Home Loan Banks	5.375%	8/15/24	100	120
	Federal Home Loan Banks	2.875%	9/13/24	20,000	22,061
	Federal Home Loan Banks	0.500%	4/14/25	25,000	25,062
[2]	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	19,198
[2]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	98,875	102,141
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	43,400	43,411
[2]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	5,000	5,014
[2]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	25,000	25,063
[2]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	21,455
[2]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	25,000	24,973
[2]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,000	20,969
[2]	Federal National Mortgage Assn.	1.250%	8/17/21	31,035	31,407
[2]	Federal National Mortgage Assn.	1.375%	10/7/21	40,100	40,693
[2]	Federal National Mortgage Assn.	2.000%	1/5/22	45,165	46,379
[2]	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,195
[2]	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,101
[2]	Federal National Mortgage Assn.	2.250%	4/12/22	28,571	29,598
[2]	Federal National Mortgage Assn.	1.375%	9/6/22	10,875	11,144

3

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	27,288
[2]	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	20,180
[2]	Federal National Mortgage Assn.	0.250%	5/22/23	40,000	39,959
[2]	Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,966
[2]	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	15,220
[2]	Federal National Mortgage Assn.	1.750%	7/2/24	15,414	16,241
[2]	Federal National Mortgage Assn.	2.625%	9/6/24	82,565	90,182
[2]	Federal National Mortgage Assn.	1.625%	1/7/25	20,340	21,419
[2]	Federal National Mortgage Assn.	0.625%	4/22/25	13,200	13,311
[2]	Federal National Mortgage Assn.	0.500%	6/17/25	25,000	25,039
	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,491
	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,887
	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,637
	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,862
	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,582
	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,230
	Resolution Funding Corp.	8.625%	1/15/21	850	888
	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,437
	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,649
	Tennessee Valley Authority	0.750%	5/15/25	7,000	7,088
					1,273,456
Total U.S. Government and Agency Obligations (Cost $34,303,808)					35,583,207
Corporate Bonds (26.8%)
Finance (11.1%)
	Banking (9.0%)
	Ally Financial Inc.	4.125%	2/13/22	5,600	5,740
	Ally Financial Inc.	3.875%	5/21/24	4,150	4,280
	Ally Financial Inc.	5.125%	9/30/24	4,380	4,730
	Ally Financial Inc.	4.625%	3/30/25	3,349	3,575
	American Express Co.	3.700%	11/5/21	9,764	10,155
	American Express Co.	2.750%	5/20/22	4,850	5,031
	American Express Co.	2.500%	8/1/22	7,955	8,242
	American Express Co.	2.650%	12/2/22	7,148	7,479
	American Express Co.	3.400%	2/27/23	18,216	19,467
	American Express Co.	3.700%	8/3/23	5,972	6,498
	American Express Co.	3.400%	2/22/24	7,594	8,247
	American Express Co.	2.500%	7/30/24	9,970	10,567
	American Express Co.	3.000%	10/30/24	10,741	11,613
	American Express Co.	3.625%	12/5/24	2,960	3,270
	American Express Credit Corp.	2.700%	3/3/22	15,426	15,946
	Associated Bank NA	3.500%	8/13/21	3,000	3,062
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,825	6,945
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,650	6,841
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	2,990	3,102
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	9,692	10,181
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	900	931
	Banco Santander SA	3.500%	4/11/22	4,305	4,461
	Banco Santander SA	3.125%	2/23/23	6,275	6,531
	Banco Santander SA	3.848%	4/12/23	9,830	10,449
	Banco Santander SA	2.706%	6/27/24	5,953	6,248
	Banco Santander SA	2.746%	5/28/25	5,700	5,901
	Bancolombia SA	3.000%	1/29/25	3,900	3,822
	Bank of America Corp.	5.000%	5/13/21	75	78
	Bank of America Corp.	2.503%	10/21/22	20,637	21,126
	Bank of America Corp.	3.300%	1/11/23	30,128	32,088
[3]	Bank of America Corp.	3.124%	1/20/23	14,936	15,469
[3]	Bank of America Corp.	2.881%	4/24/23	14,300	14,802
[3]	Bank of America Corp.	2.816%	7/21/23	17,170	17,835
	Bank of America Corp.	4.100%	7/24/23	13,075	14,314
[3]	Bank of America Corp.	3.004%	12/20/23	37,029	38,826
	Bank of America Corp.	4.125%	1/22/24	2,200	2,431

4

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	3.550%	3/5/24	34,483	36,717
	Bank of America Corp.	4.000%	4/1/24	5,059	5,588
[3]	Bank of America Corp.	1.486%	5/19/24	5,000	5,068
[3]	Bank of America Corp.	3.864%	7/23/24	15,403	16,729
	Bank of America Corp.	4.200%	8/26/24	20,267	22,494
	Bank of America Corp.	4.000%	1/22/25	15,966	17,614
	Bank of America Corp.	3.950%	4/21/25	11,004	12,185
	Bank of America Corp.	3.875%	8/1/25	10,000	11,338
[3]	Bank of America Corp.	3.093%	10/1/25	21,109	22,793
[3]	Bank of America Corp.	2.456%	10/22/25	25,500	26,781
[3]	Bank of America Corp.	3.366%	1/23/26	13,000	14,202
[3]	Bank of America Corp.	2.015%	2/13/26	34,975	36,182
[3]	Bank of America Corp.	1.319%	6/19/26	20,900	20,952
[3]	Bank of America NA	3.335%	1/25/23	129	135
	Bank of Montreal	3.100%	4/13/21	18,400	18,768
	Bank of Montreal	1.900%	8/27/21	17,241	17,548
	Bank of Montreal	2.900%	3/26/22	9,957	10,370
	Bank of Montreal	3.300%	2/5/24	12,006	13,029
	Bank of Montreal	2.500%	6/28/24	7,448	7,889
	Bank of Montreal	1.850%	5/1/25	8,728	9,007
[3]	Bank of Montreal	4.338%	10/5/28	5,595	5,931
[3]	Bank of Montreal	4.800%	12/31/49	117	115
	Bank of New York Mellon Corp.	3.550%	9/23/21	2,055	2,128
	Bank of New York Mellon Corp.	2.600%	2/7/22	14,259	14,722
	Bank of New York Mellon Corp.	1.950%	8/23/22	4,225	4,352
	Bank of New York Mellon Corp.	1.850%	1/27/23	9,250	9,550
	Bank of New York Mellon Corp.	2.950%	1/29/23	9,402	10,001
	Bank of New York Mellon Corp.	3.500%	4/28/23	3,025	3,268
[3]	Bank of New York Mellon Corp.	2.661%	5/16/23	8,675	9,010
	Bank of New York Mellon Corp.	3.450%	8/11/23	7,575	8,208
	Bank of New York Mellon Corp.	2.200%	8/16/23	8,815	9,188
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,477
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,269	12,349
	Bank of New York Mellon Corp.	2.100%	10/24/24	3,400	3,574
	Bank of New York Mellon Corp.	3.000%	2/24/25	1,062	1,167
	Bank of New York Mellon Corp.	1.600%	4/24/25	4,450	4,605
	Bank of Nova Scotia	3.125%	4/20/21	4,400	4,498
	Bank of Nova Scotia	2.800%	7/21/21	1,077	1,105
	Bank of Nova Scotia	2.700%	3/7/22	17,884	18,552
	Bank of Nova Scotia	2.450%	9/19/22	2,396	2,494
	Bank of Nova Scotia	2.000%	11/15/22	5,950	6,126
	Bank of Nova Scotia	2.375%	1/18/23	925	961
	Bank of Nova Scotia	1.950%	2/1/23	11,583	11,930
	Bank of Nova Scotia	1.625%	5/1/23	1,150	1,176
	Bank of Nova Scotia	3.400%	2/11/24	12,200	13,230
	Bank of Nova Scotia	2.200%	2/3/25	17,414	18,230
	Barclays Bank plc	1.700%	5/12/22	20,000	20,296
	Barclays plc	3.200%	8/10/21	9,860	10,082
	Barclays plc	3.684%	1/10/23	8,965	9,277
[3]	Barclays plc	4.610%	2/15/23	15,000	15,785
[3]	Barclays plc	4.338%	5/16/24	10,296	11,094
	Barclays plc	4.375%	9/11/24	2,400	2,561
	Barclays plc	3.650%	3/16/25	12,229	13,260
[3]	Barclays plc	3.932%	5/7/25	6,800	7,321
[3]	Barclays plc	2.852%	5/7/26	11,100	11,655
	BBVA USA	3.500%	6/11/21	7,750	7,914
	BBVA USA	2.875%	6/29/22	9,903	9,975
	BBVA USA	3.875%	4/10/25	1,100	1,168
	BNP Paribas SA	3.250%	3/3/23	5,299	5,648
	BNP Paribas SA	4.250%	10/15/24	7,840	8,636
	BPCE SA	2.750%	12/2/21	9,600	9,902
[4]	BPCE SA	3.000%	5/22/22	6,000	6,201
	BPCE SA	4.000%	4/15/24	6,276	6,931
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	7,525	7,795

5

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	5,000	5,005
[3]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	2,020	2,088
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,250	7,891
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	6,080	6,502
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,100	6,363
	Capital One Bank USA NA	3.375%	2/15/23	13,040	13,690
	Capital One Financial Corp.	4.750%	7/15/21	9,953	10,352
	Capital One Financial Corp.	3.050%	3/9/22	8,777	9,106
	Capital One Financial Corp.	3.200%	1/30/23	400	422
	Capital One Financial Corp.	2.600%	5/11/23	10,500	10,998
	Capital One Financial Corp.	3.500%	6/15/23	3,080	3,299
	Capital One Financial Corp.	3.900%	1/29/24	4,683	5,092
	Capital One Financial Corp.	3.750%	4/24/24	3,886	4,225
	Capital One Financial Corp.	3.300%	10/30/24	11,010	11,808
	Capital One Financial Corp.	3.200%	2/5/25	6,235	6,693
	Capital One Financial Corp.	4.250%	4/30/25	16,225	18,296
	Citibank NA	3.400%	7/23/21	7,250	7,467
	Citibank NA	3.650%	1/23/24	6,353	6,947
	Citigroup Inc.	2.350%	8/2/21	16,320	16,627
	Citigroup Inc.	2.900%	12/8/21	9,725	10,016
	Citigroup Inc.	4.500%	1/14/22	21,468	22,705
	Citigroup Inc.	2.750%	4/25/22	24,260	25,138
	Citigroup Inc.	4.050%	7/30/22	7,991	8,483
	Citigroup Inc.	2.700%	10/27/22	10,035	10,474
[3]	Citigroup Inc.	2.312%	11/4/22	8,925	9,103
[3]	Citigroup Inc.	3.142%	1/24/23	5,555	5,745
	Citigroup Inc.	3.500%	5/15/23	13,545	14,459
[3]	Citigroup Inc.	2.876%	7/24/23	14,155	14,686
	Citigroup Inc.	3.875%	10/25/23	13,417	14,738
[3]	Citigroup Inc.	1.678%	5/15/24	19,000	19,306
[3]	Citigroup Inc.	4.044%	6/1/24	14,401	15,640
	Citigroup Inc.	3.750%	6/16/24	9,300	10,262
	Citigroup Inc.	3.875%	3/26/25	850	933
[3]	Citigroup Inc.	3.352%	4/24/25	13,410	14,483
	Citigroup Inc.	4.400%	6/10/25	9,215	10,299
[3]	Citigroup Inc.	3.106%	4/8/26	29,765	31,913
	Citizens Bank NA	3.250%	2/14/22	7,425	7,687
	Citizens Bank NA	2.650%	5/26/22	4,069	4,206
	Citizens Bank NA	3.700%	3/29/23	4,950	5,307
	Citizens Financial Group Inc.	2.375%	7/28/21	2,435	2,469
	Comerica Bank	2.500%	7/23/24	2,930	3,081
	Comerica Inc.	3.700%	7/31/23	11,046	11,911
	Commonwealth Bank of Australia	2.550%	3/15/21	6,355	6,452
[4]	Commonwealth Bank of Australia	3.350%	6/4/24	5,000	5,471
	Cooperatieve Rabobank UA	2.750%	1/10/22	10,486	10,849
	Cooperatieve Rabobank UA	3.875%	2/8/22	16,006	16,889
	Cooperatieve Rabobank UA	3.950%	11/9/22	9,790	10,351
	Cooperatieve Rabobank UA	2.750%	1/10/23	3,600	3,802
	Cooperatieve Rabobank UA	4.625%	12/1/23	7,725	8,505
	Cooperatieve Rabobank UA	3.375%	5/21/25	15,317	17,034
	Credit Suisse AG	3.000%	10/29/21	15,700	16,229
	Credit Suisse AG	2.100%	11/12/21	6,450	6,579
	Credit Suisse AG	2.800%	4/8/22	3,100	3,216
	Credit Suisse AG	1.000%	5/5/23	10,000	10,063
	Credit Suisse AG	3.625%	9/9/24	16,444	18,143
	Credit Suisse AG	2.950%	4/9/25	13,700	14,889
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,777	8,874
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	13,064	13,858
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	8,188	8,800
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	15,022	16,452
	Deutsche Bank AG	3.125%	1/13/21	25	25
	Deutsche Bank AG	4.250%	10/14/21	12,660	12,978
	Deutsche Bank AG	3.300%	11/16/22	8,876	9,065
	Deutsche Bank AG	3.950%	2/27/23	11,779	12,231

6

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	3.700%	5/30/24	15,830	16,364
	Deutsche Bank AG	3.700%	5/30/24	1,000	1,039
	Deutsche Bank AG	5.000%	2/14/22	6,850	7,180
	Discover Bank	3.200%	8/9/21	4,021	4,101
	Discover Bank	3.350%	2/6/23	3,149	3,341
	Discover Bank	4.200%	8/8/23	13,110	14,331
	Discover Bank	2.450%	9/12/24	8,210	8,610
[3]	Discover Bank	4.682%	8/9/28	10,150	10,241
	Discover Financial Services	3.850%	11/21/22	7,874	8,335
	Discover Financial Services	3.950%	11/6/24	636	692
	Discover Financial Services	3.750%	3/4/25	1,470	1,585
	Fifth Third Bancorp	3.500%	3/15/22	5,070	5,304
	Fifth Third Bancorp	1.625%	5/5/23	200	204
	Fifth Third Bancorp	4.300%	1/16/24	12,428	13,696
	Fifth Third Bancorp	3.650%	1/25/24	12,833	13,969
	Fifth Third Bancorp	2.375%	1/28/25	400	421
	Fifth Third Bank	2.250%	6/14/21	10,118	10,269
	Fifth Third Bank	3.350%	7/26/21	6,583	6,731
	Fifth Third Bank	2.875%	10/1/21	4,141	4,255
	Fifth Third Bank	1.800%	1/30/23	3,483	3,578
	First Horizon National Corp.	3.500%	12/15/20	5,558	5,598
	First Horizon National Corp.	4.000%	5/26/25	1,000	1,046
	First Republic Bank	2.500%	6/6/22	7,625	7,853
[3]	First Republic Bank	1.912%	2/12/24	1,750	1,789
	FNB Corp.	2.200%	2/24/23	1,650	1,646
	Goldman Sachs Group Inc.	2.600%	12/27/20	2,720	2,747
	Goldman Sachs Group Inc.	5.250%	7/27/21	24,282	25,496
	Goldman Sachs Group Inc.	2.350%	11/15/21	9,624	9,672
	Goldman Sachs Group Inc.	5.750%	1/24/22	35,273	38,052
	Goldman Sachs Group Inc.	3.000%	4/26/22	17,881	18,129
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	18,788	19,260
	Goldman Sachs Group Inc.	3.625%	1/22/23	6,032	6,461
	Goldman Sachs Group Inc.	3.200%	2/23/23	1,911	2,028
[3]	Goldman Sachs Group Inc.	2.908%	6/5/23	10,306	10,678
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	9,796	10,175
	Goldman Sachs Group Inc.	3.625%	2/20/24	16,550	17,977
	Goldman Sachs Group Inc.	4.000%	3/3/24	9,509	10,482
	Goldman Sachs Group Inc.	3.850%	7/8/24	13,165	14,516
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,614	5,029
	Goldman Sachs Group Inc.	3.500%	4/1/25	30,701	33,661
	Goldman Sachs Group Inc.	3.750%	5/22/25	16,100	17,808
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	30,266	32,535
	HSBC Holdings plc	2.650%	1/5/22	17,855	18,407
	HSBC Holdings plc	4.875%	1/14/22	4,094	4,353
	HSBC Holdings plc	4.000%	3/30/22	2,036	2,150
[3]	HSBC Holdings plc	3.262%	3/13/23	22,510	23,292
	HSBC Holdings plc	3.600%	5/25/23	15,855	17,019
[3]	HSBC Holdings plc	3.033%	11/22/23	15,645	16,290
	HSBC Holdings plc	4.250%	3/14/24	3,984	4,286
[3]	HSBC Holdings plc	3.950%	5/18/24	17,478	18,782
[3]	HSBC Holdings plc	3.803%	3/11/25	23,675	25,566
[3]	HSBC Holdings plc	2.633%	11/7/25	20,900	21,671
[3]	HSBC Holdings plc	2.099%	6/4/26	2,528	2,563
	HSBC USA Inc.	3.500%	6/23/24	6,941	7,627
	Huntington Bancshares Inc.	7.000%	12/15/20	1,250	1,284
	Huntington Bancshares Inc.	2.300%	1/14/22	3,770	3,865
	Huntington Bancshares Inc.	2.625%	8/6/24	6,385	6,754
	Huntington Bancshares Inc.	4.000%	5/15/25	8,301	9,409
	Huntington National Bank	3.125%	4/1/22	4,000	4,170
	Huntington National Bank	2.500%	8/7/22	9,875	10,272
	Huntington National Bank	1.800%	2/3/23	3,925	4,043
	Huntington National Bank	3.550%	10/6/23	1,500	1,633
	ING Groep NV	3.150%	3/29/22	8,017	8,327
	ING Groep NV	4.100%	10/2/23	14,638	16,039

7

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	3.550%	4/9/24	6,138	6,675
	JPMorgan Chase & Co.	2.400%	6/7/21	9,039	9,198
	JPMorgan Chase & Co.	2.295%	8/15/21	12,034	12,059
	JPMorgan Chase & Co.	4.350%	8/15/21	18,333	19,135
	JPMorgan Chase & Co.	4.500%	1/24/22	21,239	22,554
[3]	JPMorgan Chase & Co.	3.514%	6/18/22	11,225	11,534
	JPMorgan Chase & Co.	3.250%	9/23/22	24,609	26,053
	JPMorgan Chase & Co.	2.972%	1/15/23	15,298	15,814
	JPMorgan Chase & Co.	3.200%	1/25/23	15,947	16,927
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	18,548	19,267
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	11,257	11,653
	JPMorgan Chase & Co.	3.375%	5/1/23	17,071	18,262
	JPMorgan Chase & Co.	2.700%	5/18/23	15,772	16,616
	JPMorgan Chase & Co.	3.875%	2/1/24	14,000	15,490
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	20,815	22,243
	JPMorgan Chase & Co.	3.625%	5/13/24	14,298	15,759
[3]	JPMorgan Chase & Co.	1.514%	6/1/24	8,265	8,377
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	15,201	16,482
	JPMorgan Chase & Co.	3.875%	9/10/24	12,194	13,489
[3]	JPMorgan Chase & Co.	4.023%	12/5/24	2,943	3,234
	JPMorgan Chase & Co.	3.125%	1/23/25	1,000	1,087
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	16,625	17,851
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	20,925	21,867
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	27,200	28,152
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	55,325	57,331
	KeyBank NA	3.350%	6/15/21	3,715	3,817
	KeyBank NA	2.500%	11/22/21	5,910	6,066
	KeyBank NA	2.400%	6/9/22	7,490	7,753
	KeyBank NA	2.300%	9/14/22	6,107	6,335
	KeyBank NA	3.375%	3/7/23	3,817	4,101
	KeyBank NA	3.300%	6/1/25	137	153
[3]	KeyBank NA	3.180%	10/15/27	2,725	2,852
	KeyCorp	5.100%	3/24/21	6,844	7,074
	Lloyds Banking Group plc	3.100%	7/6/21	1,168	1,190
	Lloyds Banking Group plc	3.000%	1/11/22	16,260	16,767
[3]	Lloyds Banking Group plc	2.858%	3/17/23	8,650	8,910
[3]	Lloyds Banking Group plc	1.326%	6/15/23	12,400	12,425
	Lloyds Banking Group plc	4.050%	8/16/23	13,825	14,960
[3]	Lloyds Banking Group plc	2.907%	11/7/23	10,225	10,608
	Lloyds Banking Group plc	4.500%	11/4/24	5,337	5,814
	Lloyds Banking Group plc	4.450%	5/8/25	3,110	3,522
[3]	Lloyds Banking Group plc	3.870%	7/9/25	20,000	21,672
	M&T Bank Corp.	3.550%	7/26/23	8,750	9,580
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,246	3,541
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	7,892	8,129
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	5,088	5,177
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,850	10,194
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	9,589	9,988
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	13,175	13,673
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	18,193	18,897
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	11,555	12,330
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	21,383	23,199
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,966	4,149
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	6,675	7,190
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,225	7,673
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	20,800	21,463
	Mizuho Financial Group Inc.	2.273%	9/13/21	1,900	1,936
	Mizuho Financial Group Inc.	2.953%	2/28/22	7,250	7,534
	Mizuho Financial Group Inc.	2.601%	9/11/22	1,250	1,298
	Mizuho Financial Group Inc.	3.549%	3/5/23	8,940	9,563
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	9,900	10,234
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	7,945	8,566
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	5,500	5,765
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	3,100	3,228

8

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.750%	1/25/21	27	28
	Morgan Stanley	5.500%	7/28/21	15,104	15,898
	Morgan Stanley	2.625%	11/17/21	20,940	21,516
	Morgan Stanley	2.750%	5/19/22	17,043	17,702
	Morgan Stanley	4.875%	11/1/22	5,663	6,159
	Morgan Stanley	3.125%	1/23/23	9,914	10,507
	Morgan Stanley	3.750%	2/25/23	13,604	14,675
	Morgan Stanley	4.100%	5/22/23	16,423	17,699
[3]	Morgan Stanley	3.737%	4/24/24	15,249	16,437
	Morgan Stanley	3.875%	4/29/24	32,251	35,628
	Morgan Stanley	3.700%	10/23/24	22,575	25,028
[3]	Morgan Stanley	2.720%	7/22/25	2,000	2,120
	Morgan Stanley	4.000%	7/23/25	3,290	3,721
[3]	Morgan Stanley	2.188%	4/28/26	49,100	51,004
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,500	3,640
	MUFG Americas Holdings Corp.	3.000%	2/10/25	370	394
	MUFG Union Bank NA	3.150%	4/1/22	20,442	21,311
	MUFG Union Bank NA	2.100%	12/9/22	2,340	2,404
	National Australia Bank Ltd.	1.875%	7/12/21	5,540	5,616
	National Australia Bank Ltd.	3.375%	9/20/21	2,250	2,328
	National Australia Bank Ltd.	3.700%	11/4/21	8,985	9,366
	National Australia Bank Ltd.	2.800%	1/10/22	7,105	7,344
	National Australia Bank Ltd.	2.500%	5/22/22	5,665	5,869
	National Australia Bank Ltd.	1.875%	12/13/22	1,341	1,382
	National Australia Bank Ltd.	3.000%	1/20/23	5,031	5,326
	National Australia Bank Ltd.	3.625%	6/20/23	5,000	5,425
	National Bank of Canada	2.100%	2/1/23	9,530	9,763
	Northern Trust Corp.	3.375%	8/23/21	3,971	4,102
	Northern Trust Corp.	2.375%	8/2/22	1,845	1,914
	People's United Bank NA	4.000%	7/15/24	100	104
	People's United Financial Inc.	3.650%	12/6/22	5,650	5,841
	PNC Bank NA	2.550%	12/9/21	8,960	9,189
	PNC Bank NA	2.625%	2/17/22	15,889	16,381
[3]	PNC Bank NA	2.232%	7/22/22	6,500	6,596
	PNC Bank NA	2.700%	11/1/22	7,912	8,267
[3]	PNC Bank NA	2.028%	12/9/22	3,670	3,742
	PNC Bank NA	2.950%	1/30/23	8,525	8,972
[3]	PNC Bank NA	1.743%	2/24/23	250	254
	PNC Bank NA	3.500%	6/8/23	4,000	4,329
	PNC Bank NA	3.800%	7/25/23	3,900	4,224
	PNC Bank NA	3.300%	10/30/24	14,338	15,724
	PNC Bank NA	2.950%	2/23/25	3,450	3,751
	PNC Bank NA	3.250%	6/1/25	37	41
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,082	5,349
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,043	7,675
	PNC Financial Services Group Inc.	3.900%	4/29/24	9,026	9,940
	PNC Financial Services Group Inc.	2.200%	11/1/24	225	238
[3]	Regions Bank	3.374%	8/13/21	4,500	4,500
	Regions Financial Corp.	2.750%	8/14/22	7,657	7,972
	Regions Financial Corp.	3.800%	8/14/23	4,250	4,622
	Regions Financial Corp.	2.250%	5/18/25	300	313
	Royal Bank of Canada	3.200%	4/30/21	12,578	12,874
	Royal Bank of Canada	2.750%	2/1/22	10,600	10,984
	Royal Bank of Canada	2.800%	4/29/22	7,580	7,891
	Royal Bank of Canada	1.950%	1/17/23	7,034	7,248
	Royal Bank of Canada	1.600%	4/17/23	3,100	3,178
	Royal Bank of Canada	3.700%	10/5/23	9,657	10,535
	Royal Bank of Canada	2.550%	7/16/24	6,725	7,141
	Royal Bank of Canada	2.250%	11/1/24	18,900	19,885
	Royal Bank of Canada	1.150%	6/10/25	8,600	8,613
	Royal Bank of Scotland Group plc	6.125%	12/15/22	8,073	8,812
[3]	Royal Bank of Scotland Group plc	3.498%	5/15/23	10,255	10,638
	Royal Bank of Scotland Group plc	6.100%	6/10/23	12,422	13,690
	Royal Bank of Scotland Group plc	3.875%	9/12/23	19,001	20,486

9

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Bank of Scotland Group plc	6.000%	12/19/23	11,997	13,438
[3]	Royal Bank of Scotland Group plc	2.359%	5/22/24	10,000	10,259
	Royal Bank of Scotland Group plc	5.125%	5/28/24	19,550	21,275
[3]	Royal Bank of Scotland Group plc	4.519%	6/25/24	15,700	17,056
[3]	Royal Bank of Scotland Group plc	4.269%	3/22/25	2,367	2,574
	Santander Holdings USA Inc.	4.450%	12/3/21	3,350	3,471
	Santander Holdings USA Inc.	3.400%	1/18/23	10,275	10,673
	Santander Holdings USA Inc.	3.500%	6/7/24	9,025	9,437
	Santander Holdings USA Inc.	3.244%	10/5/26	11,149	11,595
	Santander UK Group Holdings plc	3.125%	1/8/21	45	46
	Santander UK Group Holdings plc	2.875%	8/5/21	4,380	4,481
[3]	Santander UK Group Holdings plc	3.373%	1/5/24	12,500	13,075
[3]	Santander UK Group Holdings plc	4.796%	11/15/24	7,025	7,766
	Santander UK plc	3.400%	6/1/21	10,197	10,465
	Santander UK plc	3.750%	11/15/21	7,133	7,418
	Santander UK plc	2.100%	1/13/23	8,075	8,337
	Santander UK plc	4.000%	3/13/24	6,641	7,317
	Santander UK plc	2.875%	6/18/24	7,110	7,575
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	7,695	7,810
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	9,933	10,082
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	4,840	5,027
[3,4]	State Street Corp.	2.825%	3/30/23	2,000	2,076
[3]	State Street Corp.	2.653%	5/15/23	9,313	9,650
	State Street Corp.	3.100%	5/15/23	3,360	3,612
	State Street Corp.	3.700%	11/20/23	7,479	8,281
[3]	State Street Corp.	3.776%	12/3/24	5,845	6,439
	State Street Corp.	3.300%	12/16/24	9,808	10,889
[3]	State Street Corp.	2.354%	11/1/25	5,000	5,289
[3,4]	State Street Corp.	2.901%	3/30/26	3,429	3,712
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,360	3,519
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	11,563	11,754
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,796	11,045
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	2,979	3,072
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,245	8,574
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,667
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,296	16,161
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,300	5,740
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,269	9,055
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	13,598	14,388
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	3,900	4,093
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	5,675	5,922
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	2,000	2,004
	SVB Financial Group	3.500%	1/29/25	2,270	2,398
	Svenska Handelsbanken AB	2.450%	3/30/21	16,433	16,658
	Svenska Handelsbanken AB	1.875%	9/7/21	6,807	6,909
	Svenska Handelsbanken AB	3.900%	11/20/23	6,168	6,820
	Synchrony Bank	3.000%	6/15/22	2,455	2,505
	Synchrony Financial	3.750%	8/15/21	3,061	3,111
	Synchrony Financial	2.850%	7/25/22	4,179	4,210
	Synchrony Financial	4.375%	3/19/24	5,362	5,650
	Synchrony Financial	4.250%	8/15/24	12,540	13,153
[3]	Synovus Bank	2.289%	2/10/23	2,000	2,020
	Synovus Financial Corp.	3.125%	11/1/22	2,300	2,334
	Toronto-Dominion Bank	2.500%	12/14/20	9,915	10,002
	Toronto-Dominion Bank	2.125%	4/7/21	13,010	13,188
	Toronto-Dominion Bank	3.250%	6/11/21	4,481	4,603
	Toronto-Dominion Bank	1.800%	7/13/21	15,013	15,237
	Toronto-Dominion Bank	1.900%	12/1/22	8,300	8,563
	Toronto-Dominion Bank	3.500%	7/19/23	12,683	13,836
	Toronto-Dominion Bank	3.250%	3/11/24	4,746	5,165
	Toronto-Dominion Bank	2.650%	6/12/24	8,150	8,712
	Toronto-Dominion Bank	1.150%	6/12/25	2,000	2,018
	Truist Bank	2.850%	4/1/21	2,425	2,463
[3]	Truist Bank	3.525%	10/26/21	125	126

10

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	2.625%	1/15/22	7,485	7,719
	Truist Bank	2.800%	5/17/22	6,665	6,940
	Truist Bank	2.450%	8/1/22	10,468	10,846
[3]	Truist Bank	3.502%	8/2/22	6,420	6,608
	Truist Bank	3.000%	2/2/23	5,635	5,959
	Truist Bank	1.250%	3/9/23	10,000	10,149
	Truist Bank	2.750%	5/1/23	1,375	1,451
	Truist Bank	3.200%	4/1/24	8,875	9,622
[3]	Truist Bank	3.689%	8/2/24	13,587	14,714
	Truist Bank	2.150%	12/6/24	6,075	6,394
	Truist Bank	1.500%	3/10/25	5,000	5,112
	Truist Financial Corp	2.900%	3/3/21	6,976	7,078
	Truist Financial Corp.	3.200%	9/3/21	4,645	4,784
	Truist Financial Corp.	2.700%	1/27/22	7,502	7,736
	Truist Financial Corp.	3.950%	3/22/22	4,500	4,706
	Truist Financial Corp.	2.750%	4/1/22	4,815	4,990
	Truist Financial Corp.	3.050%	6/20/22	6,350	6,645
	Truist Financial Corp.	3.750%	12/6/23	4,916	5,382
	Truist Financial Corp.	2.500%	8/1/24	2,345	2,492
	Truist Financial Corp.	2.850%	10/26/24	6,847	7,366
	Truist Financial Corp.	4.000%	5/1/25	15,168	17,256
	US Bancorp	2.625%	1/24/22	8,905	9,194
	US Bancorp	3.000%	3/15/22	7,230	7,547
	US Bancorp	2.950%	7/15/22	12,576	13,190
	US Bancorp	3.700%	1/30/24	8,385	9,208
	US Bancorp	3.375%	2/5/24	8,000	8,737
	US Bancorp	2.400%	7/30/24	7,155	7,602
	US Bancorp	3.600%	9/11/24	1,092	1,212
	US Bancorp	1.450%	5/12/25	9,450	9,733
	US Bank NA	3.450%	11/16/21	4,800	4,986
	US Bank NA	1.800%	1/21/22	5,900	6,018
	US Bank NA	2.650%	5/23/22	7,859	8,183
	US Bank NA	1.950%	1/9/23	10,719	11,115
	US Bank NA	2.850%	1/23/23	6,485	6,847
	US Bank NA	3.400%	7/24/23	6,100	6,588
	US Bank NA	2.050%	1/21/25	5,250	5,552
	US Bank NA	2.800%	1/27/25	6,705	7,276
	Wells Fargo & Co.	2.550%	12/7/20	9,381	9,463
	Wells Fargo & Co.	3.000%	1/22/21	42	43
	Wells Fargo & Co.	2.100%	7/26/21	20,641	21,001
	Wells Fargo & Co.	3.500%	3/8/22	8,416	8,816
	Wells Fargo & Co.	2.625%	7/22/22	23,322	24,282
	Wells Fargo & Co.	3.069%	1/24/23	14,575	15,096
	Wells Fargo & Co.	3.450%	2/13/23	4,235	4,499
	Wells Fargo & Co.	4.125%	8/15/23	8,574	9,324
	Wells Fargo & Co.	4.480%	1/16/24	1,000	1,098
	Wells Fargo & Co.	3.750%	1/24/24	10,271	11,219
[3]	Wells Fargo & Co.	1.654%	6/2/24	20,000	20,276
	Wells Fargo & Co.	3.000%	2/19/25	15,400	16,574
[3]	Wells Fargo & Co.	2.406%	10/30/25	34,889	36,248
[3]	Wells Fargo & Co.	2.164%	2/11/26	46,000	47,380
[3]	Wells Fargo & Co.	2.188%	4/30/26	48,100	49,720
[3]	Wells Fargo Bank NA	3.325%	7/23/21	14,900	14,945
	Wells Fargo Bank NA	3.625%	10/22/21	17,580	18,262
[3]	Wells Fargo Bank NA	2.082%	9/9/22	9,200	9,337
	Wells Fargo Bank NA	3.550%	8/14/23	17,821	19,266
	Westpac Banking Corp.	2.000%	8/19/21	7,650	7,794
	Westpac Banking Corp.	2.800%	1/11/22	5,700	5,871
	Westpac Banking Corp.	2.500%	6/28/22	9,800	10,181
	Westpac Banking Corp.	2.750%	1/11/23	5,326	5,612
	Westpac Banking Corp.	2.000%	1/13/23	7,225	7,448
	Westpac Banking Corp.	3.650%	5/15/23	10,668	11,575
	Westpac Banking Corp.	3.300%	2/26/24	9,506	10,340
	Westpac Banking Corp.	2.350%	2/19/25	6,775	7,194

11

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Westpac Banking Corp.	2.894%	2/4/30	7,943	8,047
	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,050	3,305
	Ameriprise Financial Inc.	3.000%	3/22/22	2,687	2,795
	Ameriprise Financial Inc.	4.000%	10/15/23	5,674	6,285
	Ameriprise Financial Inc.	3.700%	10/15/24	3,824	4,256
	Ameriprise Financial Inc.	3.000%	4/2/25	6,426	6,957
	BGC Partners Inc.	5.125%	5/27/21	1,675	1,698
	BGC Partners Inc.	5.375%	7/24/23	3,914	4,021
	BGC Partners Inc.	3.750%	10/1/24	401	395
	BlackRock Inc.	3.375%	6/1/22	3,374	3,563
	BlackRock Inc.	3.500%	3/18/24	4,323	4,759
	Brookfield Asset Management Inc.	4.000%	1/15/25	3,863	4,228
	Brookfield Finance LLC	4.000%	4/1/24	4,627	4,996
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,677
	Charles Schwab Corp.	2.650%	1/25/23	5,390	5,672
	Charles Schwab Corp.	3.550%	2/1/24	2,195	2,403
	Charles Schwab Corp.	3.000%	3/10/25	250	272
	Charles Schwab Corp.	4.200%	3/24/25	4,700	5,389
	Charles Schwab Corp.	3.850%	5/21/25	4,420	4,992
	CME Group Inc.	3.000%	3/15/25	4,533	4,992
	E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,636
	Eaton Vance Corp.	3.625%	6/15/23	2,350	2,464
	Franklin Resources Inc.	2.800%	9/15/22	486	506
	Franklin Resources Inc.	2.850%	3/30/25	3,879	4,199
	Intercontinental Exchange Inc.	2.350%	9/15/22	1,825	1,894
	Intercontinental Exchange Inc.	3.450%	9/21/23	3,150	3,401
	Intercontinental Exchange Inc.	4.000%	10/15/23	5,855	6,475
	Invesco Finance plc	3.125%	11/30/22	7,825	8,254
	Invesco Finance plc	4.000%	1/30/24	5,274	5,724
	Jefferies Financial Group Inc.	5.500%	10/18/23	5,794	6,278
	Jefferies Group LLC	6.875%	4/15/21	6,197	6,487
	Lazard Group LLC	3.750%	2/13/25	2,715	2,904
	Nasdaq Inc.	4.250%	6/1/24	592	654
	Nomura Holdings Inc.	2.648%	1/16/25	9,465	9,848
	Stifel Financial Corp.	3.500%	12/1/20	3,545	3,555
	Stifel Financial Corp.	4.250%	7/18/24	2,135	2,277
	TD Ameritrade Holding Corp.	2.950%	4/1/22	8,484	8,823
	TD Ameritrade Holding Corp.	3.750%	4/1/24	3,450	3,806
	TD Ameritrade Holding Corp.	3.625%	4/1/25	259	289
	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	4,948	4,991
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	5,470	5,525
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	7,089	7,088
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	4,740	4,680
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	3,655	3,682
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	3,980	3,872
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	2,800	2,744
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	5,550	5,536
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	4,055	4,003
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	3,900	3,676
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	2,370	2,227

12

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	3,000	3,143
	Air Lease Corp.	3.500%	1/15/22	5,575	5,632
	Air Lease Corp.	3.750%	2/1/22	3,471	3,506
	Air Lease Corp.	2.625%	7/1/22	3,034	3,011
	Air Lease Corp.	2.750%	1/15/23	4,185	4,143
	Air Lease Corp.	3.875%	7/3/23	7,895	7,997
	Air Lease Corp.	3.000%	9/15/23	4,812	4,743
	Air Lease Corp.	4.250%	2/1/24	7,115	7,327
	Air Lease Corp.	4.250%	9/15/24	2,268	2,325
	Air Lease Corp.	2.300%	2/1/25	4,625	4,393
	Air Lease Corp.	3.250%	3/1/25	8,573	8,562
	Aircastle Ltd.	5.125%	3/15/21	4,040	4,015
	Aircastle Ltd.	5.500%	2/15/22	2,260	2,260
	Aircastle Ltd.	5.000%	4/1/23	4,757	4,644
	Aircastle Ltd.	4.400%	9/25/23	7,135	6,805
	Ares Capital Corp.	3.625%	1/19/22	4,480	4,558
	Ares Capital Corp.	3.500%	2/10/23	3,840	3,859
	Ares Capital Corp.	4.200%	6/10/24	7,300	7,428
	Ares Capital Corp.	4.250%	3/1/25	3,987	4,139
	FS KKR Capital Corp.	4.750%	5/15/22	2,950	2,924
	FS KKR Capital Corp.	4.625%	7/15/24	4,130	4,115
	FS KKR Capital Corp.	4.125%	2/1/25	1,520	1,468
	GATX Corp.	3.900%	3/30/23	2,825	2,985
	GATX Corp.	3.250%	3/30/25	2,338	2,400
[4]	GE Capital Funding LLC	3.450%	5/15/25	4,545	4,756
	Goldman Sachs BDC Inc.	3.750%	2/10/25	2,040	2,101
	International Lease Finance Corp.	8.250%	12/15/20	3,911	3,977
	International Lease Finance Corp.	4.625%	4/15/21	3,182	3,221
	International Lease Finance Corp.	8.625%	1/15/22	5,423	5,804
	International Lease Finance Corp.	5.875%	8/15/22	7,970	8,248
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,100	2,052
	Owl Rock Capital Corp.	5.250%	4/15/24	2,230	2,330
	Owl Rock Capital Corp.	4.000%	3/30/25	3,963	3,897
	Prospect Capital Corp.	5.875%	3/15/23	1,889	1,889
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,786	1,751
	Insurance (0.9%)
	AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,616
	Aetna Inc.	2.750%	11/15/22	6,708	6,985
	Aetna Inc.	2.800%	6/15/23	5,738	6,038
	Aetna Inc.	3.500%	11/15/24	500	543
	Aflac Inc.	3.625%	6/15/23	4,700	5,122
	Aflac Inc.	3.625%	11/15/24	5,514	6,229
	Aflac Inc.	3.250%	3/17/25	3,000	3,318
	Alleghany Corp.	4.950%	6/27/22	4,038	4,350
	Allstate Corp.	3.150%	6/15/23	600	645
[3]	Allstate Corp.	5.750%	8/15/53	4,014	4,139
	American International Group Inc.	6.400%	12/15/20	4,900	5,031
	American International Group Inc.	3.300%	3/1/21	6,380	6,488
	American International Group Inc.	4.875%	6/1/22	2,800	3,017
	American International Group Inc.	4.125%	2/15/24	4,991	5,532
	American International Group Inc.	2.500%	6/30/25	12,992	13,715
	Anthem Inc.	3.700%	8/15/21	3,920	4,023
	Anthem Inc.	3.125%	5/15/22	6,156	6,440
	Anthem Inc.	2.950%	12/1/22	8,005	8,425
	Anthem Inc.	3.300%	1/15/23	8,345	8,885
	Anthem Inc.	3.500%	8/15/24	9,342	10,215
	Anthem Inc.	3.350%	12/1/24	5,239	5,750
	Anthem Inc.	2.375%	1/15/25	4,076	4,318
	Aon plc	2.800%	3/15/21	3,078	3,124
	Aon plc	4.000%	11/27/23	5,980	6,537
	Aon plc	3.500%	6/14/24	5,720	6,221
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,100	2,201

13

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Assurant Inc.	4.000%	3/15/23	3,600	3,794
	Assurant Inc.	4.200%	9/27/23	1,500	1,605
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,700	1,895
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,379	4,581
	Berkshire Hathaway Inc.	3.750%	8/15/21	5,074	5,258
	Berkshire Hathaway Inc.	3.400%	1/31/22	4,077	4,265
	Berkshire Hathaway Inc.	3.000%	2/11/23	3,010	3,209
	Berkshire Hathaway Inc.	2.750%	3/15/23	12,066	12,764
	Brown & Brown Inc.	4.200%	9/15/24	4,161	4,517
	Chubb INA Holdings Inc.	2.875%	11/3/22	3,661	3,844
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,709	6,029
	Chubb INA Holdings Inc.	3.350%	5/15/24	750	824
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,637	20,616
	Cigna Holding Co.	4.375%	12/15/20	1,675	1,682
	CNA Financial Corp.	5.750%	8/15/21	2,890	3,043
	CNA Financial Corp.	3.950%	5/15/24	3,637	3,950
	Enstar Group Ltd.	4.500%	3/10/22	2,725	2,780
	Equitable Holdings Inc.	3.900%	4/20/23	6,487	6,925
	Fidelity National Financial Inc.	5.500%	9/1/22	2,035	2,190
	First American Financial Corp.	4.600%	11/15/24	1,348	1,453
	Humana Inc.	3.150%	12/1/22	250	262
	Humana Inc.	2.900%	12/15/22	8,649	9,036
	Humana Inc.	3.850%	10/1/24	6,341	6,950
	Humana Inc.	4.500%	4/1/25	2,940	3,362
	Kemper Corp.	4.350%	2/15/25	2,198	2,362
	Lincoln National Corp.	4.000%	9/1/23	2,332	2,536
	Lincoln National Corp.	3.350%	3/9/25	4,725	5,121
	Loews Corp.	2.625%	5/15/23	4,835	5,070
	Markel Corp.	4.900%	7/1/22	1,650	1,769
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,263	3,375
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	2,888	2,982
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	2,350	2,499
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	7,500	8,297
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	3,115	3,403
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,280	4,719
	MetLife Inc.	3.048%	12/15/22	5,565	5,898
	MetLife Inc.	4.368%	9/15/23	6,251	6,968
	MetLife Inc.	3.600%	4/10/24	6,216	6,876
	MetLife Inc.	3.000%	3/1/25	1,330	1,455
	Old Republic International Corp.	4.875%	10/1/24	2,830	3,070
	Primerica Inc.	4.750%	7/15/22	2,700	2,845
	Principal Financial Group Inc.	3.300%	9/15/22	1,200	1,264
	Principal Financial Group Inc.	3.125%	5/15/23	4,575	4,838
	Principal Financial Group Inc.	3.400%	5/15/25	2,111	2,319
	Progressive Corp.	3.750%	8/23/21	4,206	4,366
	Prudential Financial Inc.	4.500%	11/16/21	4,710	4,963
	Prudential Financial Inc.	3.500%	5/15/24	4,600	5,081
[3]	Prudential Financial Inc.	5.875%	9/15/42	7,714	8,196
[3]	Prudential Financial Inc.	5.625%	6/15/43	7,510	7,979
[3]	Prudential Financial Inc.	5.200%	3/15/44	6,285	6,403
[3]	Prudential Financial Inc.	5.375%	5/15/45	5,198	5,406
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	4,059
	RenaissanceRe Finance Inc.	3.700%	4/1/25	1,476	1,596
	Sompo International Holdings Ltd.	4.700%	10/15/22	130	138
	Trinity Acquisition plc	3.500%	9/15/21	1,350	1,379
	UnitedHealth Group Inc.	2.125%	3/15/21	9,386	9,504
	UnitedHealth Group Inc.	2.875%	12/15/21	6,890	7,131
	UnitedHealth Group Inc.	2.875%	3/15/22	4,903	5,068
	UnitedHealth Group Inc.	3.350%	7/15/22	6,460	6,823
	UnitedHealth Group Inc.	2.375%	10/15/22	6,819	7,099
	UnitedHealth Group Inc.	2.750%	2/15/23	5,626	5,907
	UnitedHealth Group Inc.	2.875%	3/15/23	5,675	6,019
	UnitedHealth Group Inc.	3.500%	6/15/23	5,350	5,807
	UnitedHealth Group Inc.	3.500%	2/15/24	2,049	2,249

14

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.375%	8/15/24	2,754	2,929
	Unum Group	4.000%	3/15/24	2,605	2,761
	Unum Group	4.500%	3/15/25	1,625	1,745
[3]	Voya Financial Inc.	5.650%	5/15/53	6,200	6,246
	Willis North America Inc.	3.600%	5/15/24	6,697	7,241
	Willis Towers Watson plc	5.750%	3/15/21	3,146	3,248
	WR Berkley Corp.	4.625%	3/15/22	1,350	1,431
	XLIT Ltd.	4.450%	3/31/25	3,448	3,854
	Other Finance (0.0%)
	ORIX Corp.	2.900%	7/18/22	3,645	3,776
	ORIX Corp.	3.250%	12/4/24	1,077	1,161
	Real Estate Investment Trusts (0.6%)
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	5,950	6,424
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	4,714	5,201
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	2,962	3,271
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,584	2,655
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,950	4,131
	AvalonBay Communities Inc.	2.950%	9/15/22	1,714	1,789
	AvalonBay Communities Inc.	4.200%	12/15/23	2,600	2,866
	AvalonBay Communities Inc.	3.500%	11/15/24	6	7
	AvalonBay Communities Inc.	3.450%	6/1/25	2,385	2,656
	Boston Properties LP	3.850%	2/1/23	5,271	5,625
	Boston Properties LP	3.125%	9/1/23	3,795	4,018
	Boston Properties LP	3.800%	2/1/24	1,067	1,155
	Boston Properties LP	3.200%	1/15/25	3,200	3,435
	Brandywine Operating Partnership LP	3.950%	2/15/23	4,275	4,403
	Brandywine Operating Partnership LP	4.100%	10/1/24	1,210	1,261
	Brixmor Operating Partnership LP	3.250%	9/15/23	4,050	4,135
	Brixmor Operating Partnership LP	3.850%	2/1/25	4,881	5,043
	Camden Property Trust	2.950%	12/15/22	3,775	3,929
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,761	3,946
	Corporate Office Properties LP	3.600%	5/15/23	2,650	2,692
	CubeSmart LP	4.375%	12/15/23	1,925	2,103
	CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	3,955	4,152
	Digital Realty Trust LP	3.950%	7/1/22	4,846	5,118
	Digital Realty Trust LP	3.625%	10/1/22	4,445	4,678
	Digital Realty Trust LP	2.750%	2/1/23	1,275	1,329
	Duke Realty LP	3.625%	4/15/23	1,907	2,026
	Duke Realty LP	3.750%	12/1/24	855	945
	EPR Properties	4.500%	4/1/25	2,100	1,986
	ERP Operating LP	4.625%	12/15/21	5,351	5,599
	ERP Operating LP	3.000%	4/15/23	3,873	4,065
	Essex Portfolio LP	5.200%	3/15/21	1,850	1,874
	Essex Portfolio LP	3.250%	5/1/23	2,606	2,746
	Essex Portfolio LP	3.875%	5/1/24	4,231	4,599
	Essex Portfolio LP	3.500%	4/1/25	2,330	2,538
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,900	1,987
	Healthpeak Properties Inc.	3.150%	8/1/22	3,369	3,533
	Healthpeak Properties Inc.	4.250%	11/15/23	142	155
	Healthpeak Properties Inc.	4.200%	3/1/24	2,500	2,735
	Healthpeak Properties Inc.	3.875%	8/15/24	3,569	3,917
	Healthpeak Properties Inc.	3.400%	2/1/25	4,216	4,557
	Healthpeak Properties Inc.	4.000%	6/1/25	5,000	5,509
	Host Hotels & Resorts LP	4.750%	3/1/23	1,747	1,822
	Host Hotels & Resorts LP	3.750%	10/15/23	5,175	5,286
	Host Hotels & Resorts LP	3.875%	4/1/24	1,475	1,514
	Host Hotels & Resorts LP	4.000%	6/15/25	1,134	1,165
	Kilroy Realty LP	3.800%	1/15/23	1,300	1,342
	Kilroy Realty LP	3.450%	12/15/24	4,038	4,177
	Kimco Realty Corp.	3.400%	11/1/22	6,220	6,460
	Kimco Realty Corp.	3.125%	6/1/23	1,700	1,748

15

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty Corp.	3.300%	2/1/25	3,776	3,948
Mid-America Apartments LP	4.300%	10/15/23	2,755	3,006
Mid-America Apartments LP	3.750%	6/15/24	2,000	2,156
National Retail Properties Inc.	3.300%	4/15/23	4,210	4,367
National Retail Properties Inc.	3.900%	6/15/24	1,675	1,779
Office Properties Income Trust	4.000%	7/15/22	4,575	4,523
Omega Healthcare Investors Inc.	4.375%	8/1/23	4,702	4,860
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,355	4,594
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,235	3,316
Piedmont Operating Partnership LP	3.400%	6/1/23	2,305	2,288
Piedmont Operating Partnership LP	4.450%	3/15/24	2,660	2,706
Prologis LP	4.250%	8/15/23	10,314	11,412
Public Storage	2.370%	9/15/22	4,549	4,714
Realty Income Corp.	3.250%	10/15/22	12,997	13,613
Realty Income Corp.	4.650%	8/1/23	3,004	3,311
Realty Income Corp.	3.875%	7/15/24	2,325	2,512
Realty Income Corp.	3.875%	4/15/25	1,870	2,077
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,000	1,005
Select Income REIT	4.250%	5/15/24	3,780	3,689
Select Income REIT	4.500%	2/1/25	2,683	2,571
Simon Property Group LP	2.500%	7/15/21	3,050	3,082
Simon Property Group LP	2.350%	1/30/22	7,494	7,633
Simon Property Group LP	2.625%	6/15/22	5,455	5,603
Simon Property Group LP	2.750%	6/1/23	4,887	5,091
Simon Property Group LP	2.000%	9/13/24	8,538	8,696
Simon Property Group LP	3.375%	10/1/24	8,103	8,696
SITE Centers Corp.	3.625%	2/1/25	3,166	3,190
SL Green Operating Partnership LP	3.250%	10/15/22	4,100	4,074
SL Green Realty Corp.	4.500%	12/1/22	1,325	1,350
UDR Inc.	3.750%	7/1/24	1,650	1,785
Ventas Realty LP	3.100%	1/15/23	1,960	1,999
Ventas Realty LP	3.125%	6/15/23	4,613	4,734
Ventas Realty LP	3.500%	4/15/24	3,225	3,345
Ventas Realty LP	3.750%	5/1/24	925	965
Ventas Realty LP	2.650%	1/15/25	3,553	3,436
Ventas Realty LP	3.500%	2/1/25	3,823	3,955
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	3,530	3,613
VEREIT Operating Partnership LP	4.600%	2/6/24	5,666	6,014
Vornado Realty LP	3.500%	1/15/25	2,609	2,555
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,283
Weingarten Realty Investors	3.850%	6/1/25	2,500	2,579
Welltower Inc.	3.750%	3/15/23	4,348	4,581
Welltower Inc.	3.950%	9/1/23	3,926	4,223
Welltower Inc.	4.500%	1/15/24	3,800	4,150
Welltower Inc.	3.625%	3/15/24	7,626	8,128
Welltower Inc.	4.000%	6/1/25	5,123	5,640
WP Carey Inc.	4.600%	4/1/24	1,433	1,527
				6,047,078
Industrial (14.4%)
Basic Industry (0.6%)
Air Products & Chemicals Inc.	3.000%	11/3/21	2,350	2,425
Air Products & Chemicals Inc.	3.350%	7/31/24	3,760	4,123
Air Products & Chemicals Inc.	1.500%	10/15/25	3,500	3,619
Airgas Inc.	3.650%	7/15/24	2,156	2,365
Albemarle Corp.	4.150%	12/1/24	3,098	3,323
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	300	310
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,550	5,753
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,975	5,446
Braskem Finance Ltd.	6.450%	2/3/24	5,050	5,511
Cabot Corp.	3.700%	7/15/22	2,840	2,960
Celanese US Holdings LLC	3.500%	5/8/24	2,000	2,112
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,300	3,490
Dow Chemical Co.	3.150%	5/15/24	755	805

16

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	3.500%	10/1/24	5,604	6,056
	DuPont de Nemours Inc.	2.169%	5/1/23	12,300	12,530
	DuPont de Nemours Inc.	4.205%	11/15/23	12,146	13,319
	Eastman Chemical Co.	3.500%	12/1/21	6,939	7,160
	Eastman Chemical Co.	3.600%	8/15/22	4,334	4,536
	Eastman Chemical Co.	3.800%	3/15/25	5,737	6,227
	Ecolab Inc.	4.350%	12/8/21	10,332	10,919
	Ecolab Inc.	2.375%	8/10/22	8,453	8,782
	Ecolab Inc.	3.250%	1/14/23	1,850	1,962
	EI du Pont de Nemours & Co.	1.700%	7/15/25	1,500	1,549
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,000	4,280
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	3,012	3,097
	FMC Corp.	3.950%	2/1/22	3,235	3,352
	Georgia-Pacific LLC	8.000%	1/15/24	3,100	3,816
[4]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,158
	International Paper Co.	7.500%	8/15/21	2,365	2,535
	International Paper Co.	3.650%	6/15/24	4,160	4,591
	Kinross Gold Corp.	5.125%	9/1/21	3,440	3,526
	Kinross Gold Corp.	5.950%	3/15/24	2,200	2,478
	LYB International Finance III LLC	2.875%	5/1/25	3,600	3,830
	LyondellBasell Industries NV	6.000%	11/15/21	11,041	11,661
	LyondellBasell Industries NV	5.750%	4/15/24	6,450	7,404
	Mosaic Co.	3.750%	11/15/21	3,870	3,965
	Mosaic Co.	3.250%	11/15/22	7,189	7,358
	Mosaic Co.	4.250%	11/15/23	7,900	8,281
	NewMarket Corp.	4.100%	12/15/22	1,975	2,099
	Newmont Corp.	3.625%	6/9/21	5,829	5,950
	Newmont Corp.	3.500%	3/15/22	756	780
	Newmont Corp.	3.700%	3/15/23	1,085	1,127
	Nucor Corp.	4.125%	9/15/22	2,660	2,831
	Nucor Corp.	4.000%	8/1/23	7,914	8,624
	Nucor Corp.	2.000%	6/1/25	2,000	2,073
	Nutrien Ltd.	3.150%	10/1/22	4,791	4,988
	Nutrien Ltd.	1.900%	5/13/23	1,500	1,543
	Nutrien Ltd.	3.500%	6/1/23	7,198	7,663
	Nutrien Ltd.	3.375%	3/15/25	6,000	6,520
	Nutrien Ltd.	3.000%	4/1/25	4,453	4,751
	Packaging Corp. of America	4.500%	11/1/23	6,706	7,405
	PPG Industries Inc.	2.400%	8/15/24	2,100	2,226
	Praxair Inc.	4.050%	3/15/21	2,665	2,735
	Praxair Inc.	3.000%	9/1/21	3,695	3,799
	Praxair Inc.	2.450%	2/15/22	4,509	4,626
	Praxair Inc.	2.200%	8/15/22	4,445	4,582
	Praxair Inc.	2.700%	2/21/23	2,660	2,783
	Praxair Inc.	2.650%	2/5/25	1,511	1,617
	Rayonier Inc.	3.750%	4/1/22	1,550	1,546
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	7,037	7,973
	Sherwin-Williams Co.	4.200%	1/15/22	400	416
	Sherwin-Williams Co.	2.750%	6/1/22	1,316	1,344
	Sherwin-Williams Co.	3.125%	6/1/24	3,822	4,113
	Southern Copper Corp.	3.500%	11/8/22	2,025	2,121
	Southern Copper Corp.	3.875%	4/23/25	4,500	4,868
	Steel Dynamics Inc.	2.800%	12/15/24	6,528	6,805
	Steel Dynamics Inc.	2.400%	6/15/25	2,000	2,057
	WestRock RKT Co.	4.900%	3/1/22	365	389
	Weyerhaeuser Co.	4.625%	9/15/23	5,300	5,913
	Weyerhaeuser Co.	8.500%	1/15/25	350	440
	WRKCo Inc.	3.000%	9/15/24	4,240	4,513
	WRKCo Inc.	3.750%	3/15/25	9,934	11,025
	Capital Goods (1.5%)
	3M Co.	1.625%	9/19/21	3,485	3,532
	3M Co.	2.750%	3/1/22	5,425	5,629
	3M Co.	2.000%	6/26/22	3,090	3,190

17

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	3M Co.	1.750%	2/14/23	3,100	3,204
	3M Co.	2.250%	3/15/23	5,500	5,743
	3M Co.	3.250%	2/14/24	2,900	3,159
	3M Co.	2.000%	2/14/25	4,600	4,838
	3M Co.	2.650%	4/15/25	3,400	3,681
	ABB Finance USA Inc.	2.875%	5/8/22	7,768	8,058
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,349	2,387
	Amphenol Corp.	3.200%	4/1/24	3,030	3,245
	Amphenol Corp.	2.050%	3/1/25	1,300	1,353
	Bemis Co. Inc.	4.500%	10/15/21	3,050	3,142
	Boeing Co.	2.300%	8/1/21	1,265	1,276
	Boeing Co.	8.750%	8/15/21	1,000	1,081
	Boeing Co.	2.350%	10/30/21	3,150	3,198
	Boeing Co.	2.125%	3/1/22	1,010	1,014
	Boeing Co.	2.700%	5/1/22	3,300	3,345
	Boeing Co.	2.800%	3/1/23	5,345	5,441
	Boeing Co.	4.508%	5/1/23	17,915	18,925
	Boeing Co.	1.875%	6/15/23	6,810	6,811
	Boeing Co.	2.850%	10/30/24	2,850	2,873
	Boeing Co.	4.875%	5/1/25	23,670	25,798
	Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,754
	Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,107
[4]	Carrier Global Corp.	1.923%	2/15/23	3,200	3,260
[4]	Carrier Global Corp.	2.242%	2/15/25	12,400	12,685
	Caterpillar Financial Services Corp.	3.350%	12/7/20	700	709
	Caterpillar Financial Services Corp.	1.700%	8/9/21	8,450	8,569
	Caterpillar Financial Services Corp.	3.150%	9/7/21	2,450	2,527
	Caterpillar Financial Services Corp.	1.931%	10/1/21	3,712	3,777
	Caterpillar Financial Services Corp.	2.950%	2/26/22	5,766	5,989
	Caterpillar Financial Services Corp.	0.950%	5/13/22	5,725	5,768
	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,260	6,526
	Caterpillar Financial Services Corp.	2.400%	6/6/22	4,100	4,243
	Caterpillar Financial Services Corp.	1.950%	11/18/22	7,819	8,075
	Caterpillar Financial Services Corp.	2.550%	11/29/22	5,525	5,780
	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,386
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,215	5,742
	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,525	3,882
	Caterpillar Financial Services Corp.	2.850%	5/17/24	3,500	3,785
	Caterpillar Financial Services Corp.	3.300%	6/9/24	2,825	3,094
	Caterpillar Financial Services Corp.	2.150%	11/8/24	10,775	11,352
	Caterpillar Financial Services Corp.	3.250%	12/1/24	7,453	8,197
	Caterpillar Financial Services Corp.	1.450%	5/15/25	2,650	2,717
	Caterpillar Inc.	2.600%	6/26/22	5,669	5,891
	Caterpillar Inc.	3.400%	5/15/24	1,871	2,039
	CNH Industrial Capital LLC	3.875%	10/15/21	2,295	2,344
	CNH Industrial Capital LLC	4.375%	4/5/22	5,814	6,068
	CNH Industrial Capital LLC	1.950%	7/2/23	2,500	2,516
	CNH Industrial Capital LLC	4.200%	1/15/24	6,009	6,429
	CNH Industrial NV	4.500%	8/15/23	5,870	6,325
	Crane Co.	4.450%	12/15/23	2,500	2,679
	Deere & Co.	2.600%	6/8/22	4,758	4,925
	Deere & Co.	2.750%	4/15/25	7,769	8,476
	Eaton Corp.	2.750%	11/2/22	7,052	7,416
	Emerson Electric Co.	2.625%	12/1/21	6,180	6,373
	Emerson Electric Co.	2.625%	2/15/23	1,525	1,600
	Emerson Electric Co.	3.150%	6/1/25	204	227
	Flowserve Corp.	3.500%	9/15/22	4,625	4,686
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	4,100	4,475
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	3,696	4,090
	General Dynamics Corp.	3.875%	7/15/21	4,355	4,498
	General Dynamics Corp.	2.250%	11/15/22	1,447	1,504
	General Dynamics Corp.	3.375%	5/15/23	8,759	9,443
	General Dynamics Corp.	1.875%	8/15/23	5,856	6,085
	General Dynamics Corp.	2.375%	11/15/24	5,000	5,328

18

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.250%	4/1/25	5,000	5,545
	General Dynamics Corp.	3.500%	5/15/25	9,455	10,611
	General Electric Co.	4.650%	10/17/21	125	131
	General Electric Co.	3.100%	1/9/23	8,525	8,911
	General Electric Co.	3.375%	3/11/24	250	266
	General Electric Co.	3.450%	5/15/24	8,748	9,288
	Honeywell International Inc.	4.250%	3/1/21	5,392	5,531
	Honeywell International Inc.	1.850%	11/1/21	10,874	11,081
	Honeywell International Inc.	2.150%	8/8/22	4,397	4,550
	Honeywell International Inc.	2.300%	8/15/24	7,350	7,832
	Honeywell International Inc.	1.350%	6/1/25	9,061	9,305
	Howmet Aerospace Inc.	6.875%	5/1/25	2,100	2,278
[4]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,000	3,261
	Illinois Tool Works Inc.	3.375%	9/15/21	4,450	4,589
	Illinois Tool Works Inc.	3.500%	3/1/24	10,378	11,343
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	4,798	5,286
	John Deere Capital Corp.	2.800%	3/4/21	3,000	3,049
	John Deere Capital Corp.	2.875%	3/12/21	3,650	3,709
	John Deere Capital Corp.	3.900%	7/12/21	3,585	3,710
	John Deere Capital Corp.	3.125%	9/10/21	1,845	1,904
	John Deere Capital Corp.	3.150%	10/15/21	2,915	3,013
	John Deere Capital Corp.	2.650%	1/6/22	7,118	7,350
	John Deere Capital Corp.	3.200%	1/10/22	700	729
	John Deere Capital Corp.	2.950%	4/1/22	4,900	5,114
	John Deere Capital Corp.	1.950%	6/13/22	3,900	4,007
	John Deere Capital Corp.	2.150%	9/8/22	3,308	3,419
	John Deere Capital Corp.	2.700%	1/6/23	6,950	7,298
	John Deere Capital Corp.	2.800%	1/27/23	5,800	6,119
	John Deere Capital Corp.	2.800%	3/6/23	6,873	7,276
	John Deere Capital Corp.	1.200%	4/6/23	211	215
	John Deere Capital Corp.	3.450%	6/7/23	4,515	4,875
	John Deere Capital Corp.	0.700%	7/5/23	3,375	3,380
	John Deere Capital Corp.	3.650%	10/12/23	4,526	4,973
	John Deere Capital Corp.	3.450%	1/10/24	1,675	1,828
	John Deere Capital Corp.	2.600%	3/7/24	3,375	3,593
	John Deere Capital Corp.	2.650%	6/24/24	6,850	7,353
	John Deere Capital Corp.	2.050%	1/9/25	6,550	6,901
	L3Harris Technologies Inc.	3.850%	6/15/23	8,864	9,624
	L3Harris Technologies Inc.	3.950%	5/28/24	3,075	3,361
	L3Harris Technologies Inc.	3.832%	4/27/25	1,000	1,121
	Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,048
	Legrand France SA	8.500%	2/15/25	2,668	3,549
	Lennox International Inc.	3.000%	11/15/23	2,000	2,066
	Lockheed Martin Corp.	3.350%	9/15/21	3,398	3,518
	Lockheed Martin Corp.	3.100%	1/15/23	4,074	4,332
	Lockheed Martin Corp.	2.900%	3/1/25	6,356	6,971
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,500	1,636
	Masco Corp.	3.500%	4/1/21	3,040	3,082
	Masco Corp.	4.450%	4/1/25	3,589	4,058
	Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,591
	Northrop Grumman Corp.	3.500%	3/15/21	5,951	6,076
	Northrop Grumman Corp.	2.550%	10/15/22	3,617	3,777
	Northrop Grumman Corp.	3.250%	8/1/23	8,436	9,092
	Northrop Grumman Corp.	2.930%	1/15/25	4,190	4,526
	Nvent Finance Sarl	3.950%	4/15/23	1,137	1,171
[4]	Otis Worldwide Corp.	2.056%	4/5/25	11,773	12,296
	Owens Corning	4.200%	12/1/24	1,741	1,883
	Parker-Hannifin Corp.	2.700%	6/14/24	6,012	6,392
	Parker-Hannifin Corp.	3.300%	11/21/24	8,166	8,858
	Precision Castparts Corp.	2.500%	1/15/23	8,685	9,089
	Precision Castparts Corp.	3.250%	6/15/25	1,599	1,773
[4]	Raytheon Technologies Corp.	2.800%	3/15/22	6,812	7,022
[4]	Raytheon Technologies Corp.	2.500%	12/15/22	3,363	3,481
	Raytheon Technologies Corp.	3.650%	8/16/23	1,367	1,482

19

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Raytheon Technologies Corp.	3.700%	12/15/23	2,310	2,489
[4]	Raytheon Technologies Corp.	3.200%	3/15/24	8,475	9,108
	Raytheon Technologies Corp.	3.950%	8/16/25	6,000	6,836
	Republic Services Inc.	5.250%	11/15/21	3,140	3,341
	Republic Services Inc.	3.550%	6/1/22	6,719	7,058
	Republic Services Inc.	4.750%	5/15/23	3,413	3,797
	Republic Services Inc.	3.200%	3/15/25	4,004	4,394
	Rockwell Automation Inc.	2.875%	3/1/25	151	159
	Roper Technologies Inc.	3.000%	12/15/20	4,387	4,426
	Roper Technologies Inc.	2.800%	12/15/21	3,651	3,755
	Roper Technologies Inc.	3.125%	11/15/22	4,412	4,612
	Roper Technologies Inc.	3.650%	9/15/23	750	815
	Roper Technologies Inc.	2.350%	9/15/24	2,825	2,971
	Stanley Black & Decker Inc.	3.400%	12/1/21	4,100	4,233
	Stanley Black & Decker Inc.	2.900%	11/1/22	4,130	4,355
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	1,500	1,480
	Textron Inc.	4.300%	3/1/24	1,400	1,507
	Textron Inc.	3.875%	3/1/25	3,434	3,677
	Timken Co.	3.875%	9/1/24	275	289
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	8,701	9,625
	Vulcan Materials Co.	4.500%	4/1/25	1,602	1,778
	Wabtec Corp.	4.400%	3/15/24	4,875	5,150
	Waste Management Inc.	4.600%	3/1/21	2,678	2,726
	Waste Management Inc.	2.900%	9/15/22	5,787	6,042
	Waste Management Inc.	2.400%	5/15/23	4,804	5,010
	Waste Management Inc.	3.500%	5/15/24	3,425	3,729
	Waste Management Inc.	2.950%	6/15/24	3,575	3,654
	Waste Management Inc.	3.125%	3/1/25	4,131	4,526
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,670	1,702
	WW Grainger Inc.	1.850%	2/15/25	3,500	3,658
	Xylem Inc.	4.875%	10/1/21	5,384	5,662
	Communication (1.4%)
	Activision Blizzard Inc.	2.300%	9/15/21	7,000	7,102
	America Movil SAB de CV	3.125%	7/16/22	10,828	11,178
	American Tower Corp.	3.450%	9/15/21	1,954	2,024
	American Tower Corp.	2.250%	1/15/22	4,290	4,396
	American Tower Corp.	4.700%	3/15/22	4,265	4,559
	American Tower Corp.	3.500%	1/31/23	8,368	8,941
	American Tower Corp.	3.000%	6/15/23	5,469	5,832
	American Tower Corp.	5.000%	2/15/24	8,157	9,293
	American Tower Corp.	3.375%	5/15/24	7,300	7,932
	American Tower Corp.	2.950%	1/15/25	3,668	3,961
	American Tower Corp.	2.400%	3/15/25	4,875	5,135
	American Tower Corp.	4.000%	6/1/25	5,025	5,657
	AT&T Inc.	3.000%	2/15/22	5,821	6,039
	AT&T Inc.	3.200%	3/1/22	10,945	11,427
	AT&T Inc.	3.800%	3/15/22	6,846	7,233
	AT&T Inc.	3.400%	6/15/22	4,350	4,573
	AT&T Inc.	3.000%	6/30/22	9,318	9,712
	AT&T Inc.	3.600%	2/17/23	8,350	8,943
	AT&T Inc.	4.050%	12/15/23	4,150	4,590
	AT&T Inc.	3.800%	3/1/24	7,109	7,789
	AT&T Inc.	4.450%	4/1/24	9,163	10,265
	AT&T Inc.	3.550%	6/1/24	9,819	10,648
	AT&T Inc.	3.950%	1/15/25	12,108	13,487
	AT&T Inc.	3.400%	5/15/25	34,000	37,244
	British Telecommunications plc	4.500%	12/4/23	4,700	5,198
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	6,946	7,493
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	19,779	21,098
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	10,626	11,760
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	9,489	11,474

20

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.125%	7/15/22	8,924	9,423
	Comcast Corp.	2.750%	3/1/23	8,390	8,859
	Comcast Corp.	3.000%	2/1/24	11,600	12,479
	Comcast Corp.	3.600%	3/1/24	12,870	14,151
	Comcast Corp.	3.700%	4/15/24	14,445	16,020
	Comcast Corp.	3.375%	2/15/25	6,620	7,328
	Comcast Corp.	3.100%	4/1/25	3,850	4,235
	Crown Castle International Corp.	2.250%	9/1/21	6,121	6,246
	Crown Castle International Corp.	4.875%	4/15/22	7,634	8,205
	Crown Castle International Corp.	5.250%	1/15/23	9,234	10,237
	Crown Castle International Corp.	3.200%	9/1/24	7,900	8,549
	Discovery Communications LLC	2.950%	3/20/23	8,440	8,884
	Discovery Communications LLC	3.800%	3/13/24	1,385	1,501
	Discovery Communications LLC	3.900%	11/15/24	3,292	3,601
	Discovery Communications LLC	3.450%	3/15/25	2,452	2,644
	Discovery Communications LLC	3.950%	6/15/25	6,481	7,127
	Fox Corp.	3.666%	1/25/22	4,131	4,319
	Fox Corp.	4.030%	1/25/24	9,090	10,049
	Fox Corp.	3.050%	4/7/25	4,376	4,740
	Grupo Televisa SAB	6.625%	3/18/25	2,160	2,538
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	5,762	5,975
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,700	2,861
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,650	8,352
	Moody's Corp.	2.750%	12/15/21	4,802	4,946
	Moody's Corp.	2.625%	1/15/23	2,473	2,590
	Moody's Corp.	4.875%	2/15/24	425	480
	NBCUniversal Media LLC	2.875%	1/15/23	8,679	9,200
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	9,125	9,627
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	8,288	9,111
	Orange SA	4.125%	9/14/21	9,978	10,402
	RELX Capital Inc.	3.500%	3/16/23	4,688	4,991
	Rogers Communications Inc.	3.000%	3/15/23	750	795
	Rogers Communications Inc.	4.100%	10/1/23	7,325	8,109
	S&P Global Inc.	4.000%	6/15/25	4,081	4,677
[4]	T-Mobile USA Inc.	3.500%	4/15/25	21,100	22,962
	Telefonica Emisiones SAU	4.570%	4/27/23	3,500	3,819
	Thomson Reuters Corp.	4.300%	11/23/23	5,910	6,506
	Time Warner Cable LLC	4.000%	9/1/21	7,029	7,217
	Time Warner Entertainment Co. LP	8.375%	3/15/23	4,651	5,518
	Verizon Communications Inc.	2.946%	3/15/22	6,773	7,057
	Verizon Communications Inc.	2.450%	11/1/22	9,125	9,488
	Verizon Communications Inc.	5.150%	9/15/23	28,577	32,544
	Verizon Communications Inc.	4.150%	3/15/24	1,356	1,506
	Verizon Communications Inc.	3.500%	11/1/24	6,286	6,919
	Verizon Communications Inc.	3.376%	2/15/25	20,700	22,966
	ViacomCBS Inc.	3.375%	3/1/22	1,485	1,537
	ViacomCBS Inc.	2.900%	6/1/23	2,725	2,869
	ViacomCBS Inc.	4.250%	9/1/23	8,910	9,693
	ViacomCBS Inc.	3.875%	4/1/24	5,309	5,712
	ViacomCBS Inc.	3.700%	8/15/24	6,175	6,708
	ViacomCBS Inc.	3.500%	1/15/25	4,500	4,879
	ViacomCBS Inc.	4.750%	5/15/25	9,832	11,242
	Vodafone Group plc	3.750%	1/16/24	20,896	22,835
	Vodafone Group plc	4.125%	5/30/25	10,322	11,672
	Walt Disney Co.	3.750%	6/1/21	3,941	4,063
	Walt Disney Co.	2.750%	8/16/21	6,724	6,892
	Walt Disney Co.	2.550%	2/15/22	1,850	1,907
	Walt Disney Co.	2.450%	3/4/22	5,855	6,040
	Walt Disney Co.	1.650%	9/1/22	1,000	1,023
	Walt Disney Co.	3.000%	9/15/22	10,502	11,077
	Walt Disney Co.	2.350%	12/1/22	1,375	1,435
	Walt Disney Co.	1.750%	8/30/24	10,000	10,355
	Walt Disney Co.	3.700%	9/15/24	5,097	5,661
	Walt Disney Co.	3.350%	3/24/25	11,885	13,168

21

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Weibo Corp.	3.500%	7/5/24	4,900	5,056
WPP Finance 2010	3.625%	9/7/22	3,783	3,934
WPP Finance 2010	3.750%	9/19/24	5,048	5,435
Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	4.500%	12/1/23	3,371	3,656
Alibaba Group Holding Ltd.	3.125%	11/28/21	8,900	9,111
Alibaba Group Holding Ltd.	2.800%	6/6/23	2,100	2,197
Alibaba Group Holding Ltd.	3.600%	11/28/24	14,150	15,396
Amazon.com Inc.	3.300%	12/5/21	8,969	9,316
Amazon.com Inc.	2.500%	11/29/22	6,746	7,065
Amazon.com Inc.	2.400%	2/22/23	6,970	7,323
Amazon.com Inc.	0.400%	6/3/23	6,000	5,996
Amazon.com Inc.	2.800%	8/22/24	18,105	19,646
Amazon.com Inc.	3.800%	12/5/24	3,537	4,016
Amazon.com Inc.	0.800%	6/3/25	10,000	10,077
American Honda Finance Corp.	3.150%	1/8/21	2,889	2,925
American Honda Finance Corp.	1.650%	7/12/21	5,244	5,303
American Honda Finance Corp.	1.700%	9/9/21	7,208	7,305
American Honda Finance Corp.	3.375%	12/10/21	3,070	3,187
American Honda Finance Corp.	1.950%	5/20/22	1,925	1,967
American Honda Finance Corp.	2.200%	6/27/22	100	103
American Honda Finance Corp.	2.600%	11/16/22	7,400	7,711
American Honda Finance Corp.	2.050%	1/10/23	6,599	6,800
American Honda Finance Corp.	1.950%	5/10/23	5,500	5,683
American Honda Finance Corp.	3.450%	7/14/23	4,237	4,556
American Honda Finance Corp.	3.625%	10/10/23	2,520	2,737
American Honda Finance Corp.	2.900%	2/16/24	7,565	8,053
American Honda Finance Corp.	2.400%	6/27/24	4,940	5,183
American Honda Finance Corp.	2.150%	9/10/24	4,730	4,926
Aptiv Corp.	4.150%	3/15/24	2,892	3,065
AutoNation Inc.	3.500%	11/15/24	2,752	2,837
AutoZone Inc.	3.700%	4/15/22	4,005	4,185
AutoZone Inc.	2.875%	1/15/23	7,005	7,260
AutoZone Inc.	3.125%	4/18/24	4,850	5,214
AutoZone Inc.	3.250%	4/15/25	1,522	1,670
AutoZone Inc.	3.625%	4/15/25	2,920	3,266
Best Buy Co. Inc.	5.500%	3/15/21	1,405	1,436
Block Financial LLC	5.500%	11/1/22	3,100	3,299
Booking Holdings Inc.	2.750%	3/15/23	8,678	9,075
Booking Holdings Inc.	3.650%	3/15/25	6,250	6,847
Booking Holdings Inc.	4.100%	4/13/25	5,000	5,612
BorgWarner Inc.	3.375%	3/15/25	2,730	2,891
Choice Hotels International Inc.	5.750%	7/1/22	2,750	2,880
Costco Wholesale Corp.	2.300%	5/18/22	8,900	9,204
Costco Wholesale Corp.	2.750%	5/18/24	5,402	5,863
Cummins Inc.	3.650%	10/1/23	2,896	3,161
Dollar General Corp.	3.250%	4/15/23	7,158	7,639
Dollar Tree Inc.	3.700%	5/15/23	8,087	8,667
Dollar Tree Inc.	4.000%	5/15/25	7,079	7,971
DR Horton Inc.	2.550%	12/1/20	7,283	7,332
DR Horton Inc.	4.375%	9/15/22	1,637	1,732
DR Horton Inc.	4.750%	2/15/23	3,725	4,025
DR Horton Inc.	2.500%	10/15/24	3,675	3,838
eBay Inc.	3.800%	3/9/22	5,768	6,056
eBay Inc.	2.600%	7/15/22	6,053	6,251
eBay Inc.	2.750%	1/30/23	5,634	5,884
eBay Inc.	3.450%	8/1/24	4,808	5,244
eBay Inc.	1.900%	3/11/25	9,050	9,354
Expedia Group Inc.	4.500%	8/15/24	3,410	3,538
General Motors Co.	4.875%	10/2/23	4,837	5,164
General Motors Co.	5.400%	10/2/23	500	541
General Motors Co.	4.000%	4/1/25	2,617	2,711
General Motors Co.	6.125%	10/1/25	5,000	5,606

22

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Financial Co. Inc.	4.200%	3/1/21	10,014	10,139
General Motors Financial Co. Inc.	3.200%	7/6/21	6,966	7,043
General Motors Financial Co. Inc.	4.375%	9/25/21	7,494	7,699
General Motors Financial Co. Inc.	4.200%	11/6/21	6,284	6,432
General Motors Financial Co. Inc.	3.450%	1/14/22	14,236	14,481
General Motors Financial Co. Inc.	3.450%	4/10/22	13,567	13,823
General Motors Financial Co. Inc.	3.150%	6/30/22	5,963	6,049
General Motors Financial Co. Inc.	3.550%	7/8/22	9,525	9,747
General Motors Financial Co. Inc.	3.250%	1/5/23	2,875	2,932
General Motors Financial Co. Inc.	5.200%	3/20/23	13,500	14,427
General Motors Financial Co. Inc.	3.700%	5/9/23	10,582	10,882
General Motors Financial Co. Inc.	4.250%	5/15/23	6,621	6,906
General Motors Financial Co. Inc.	4.150%	6/19/23	15,675	16,352
General Motors Financial Co. Inc.	5.100%	1/17/24	8,365	8,949
General Motors Financial Co. Inc.	3.950%	4/13/24	8,250	8,492
General Motors Financial Co. Inc.	3.500%	11/7/24	5,496	5,578
General Motors Financial Co. Inc.	4.000%	1/15/25	511	531
General Motors Financial Co. Inc.	2.900%	2/26/25	15,800	15,711
General Motors Financial Co. Inc.	2.750%	6/20/25	10,000	9,833
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	2,210	2,212
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	6,374	6,939
Harman International Industries Inc.	4.150%	5/15/25	2,616	2,849
Home Depot Inc.	4.400%	4/1/21	9,033	9,216
Home Depot Inc.	3.250%	3/1/22	5,364	5,626
Home Depot Inc.	2.625%	6/1/22	8,310	8,673
Home Depot Inc.	2.700%	4/1/23	7,184	7,587
Home Depot Inc.	3.750%	2/15/24	5,996	6,641
Hyatt Hotels Corp.	5.375%	4/23/25	2,500	2,644
IHS Markit Ltd.	4.125%	8/1/23	1,565	1,692
IHS Markit Ltd.	3.625%	5/1/24	2,500	2,681
JD.com Inc.	3.125%	4/29/21	3,700	3,742
Kohl's Corp.	3.250%	2/1/23	1,490	1,438
Kohl's Corp.	9.500%	5/15/25	1,100	1,254
Kohl's Corp.	4.250%	7/17/25	1,800	1,755
Las Vegas Sands Corp.	3.200%	8/8/24	11,000	10,904
Las Vegas Sands Corp.	2.900%	6/25/25	3,394	3,292
Lowe's Cos. Inc.	3.800%	11/15/21	2,232	2,317
Lowe's Cos. Inc.	3.120%	4/15/22	1,903	1,981
Lowe's Cos. Inc.	3.875%	9/15/23	5,875	6,445
Lowe's Cos. Inc.	3.125%	9/15/24	3,741	4,072
Lowe's Cos. Inc.	4.000%	4/15/25	4,950	5,633
Magna International Inc.	3.625%	6/15/24	6,350	6,920
Marriott International Inc.	3.125%	10/15/21	4,225	4,230
Marriott International Inc.	3.250%	9/15/22	3,804	3,807
Marriott International Inc.	2.125%	10/3/22	2,450	2,406
Marriott International Inc.	4.150%	12/1/23	2,000	2,040
Marriott International Inc.	3.600%	4/15/24	7,232	7,231
Marriott International Inc.	3.750%	3/15/25	149	149
Marriott International Inc.	5.750%	5/1/25	5,600	6,097
Marriott International Inc.	3.125%	6/15/26	2,000	1,945
Mastercard Inc.	2.000%	11/21/21	7,325	7,472
Mastercard Inc.	3.375%	4/1/24	4,843	5,361
Mastercard Inc.	2.000%	3/3/25	4,150	4,395
McDonald's Corp.	2.625%	1/15/22	11,264	11,629
McDonald's Corp.	3.350%	4/1/23	2,927	3,137
McDonald's Corp.	3.375%	5/26/25	6,310	6,999
McDonald's Corp.	3.300%	7/1/25	2,000	2,218
NIKE Inc.	2.400%	3/27/25	8,000	8,614
Nordstrom Inc.	4.000%	10/15/21	3,354	3,356
NVR Inc.	3.950%	9/15/22	3,907	4,166
O'Reilly Automotive Inc.	4.625%	9/15/21	2,285	2,371
O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,963
PACCAR Financial Corp.	3.150%	8/9/21	3,585	3,683
PACCAR Financial Corp.	2.850%	3/1/22	2,960	3,063

23

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PACCAR Financial Corp.	2.650%	5/10/22	3,500	3,626
PACCAR Financial Corp.	2.000%	9/26/22	1,337	1,379
PACCAR Financial Corp.	2.650%	4/6/23	1,000	1,055
PACCAR Financial Corp.	0.800%	6/8/23	3,575	3,577
PACCAR Financial Corp.	3.400%	8/9/23	3,077	3,334
PACCAR Financial Corp.	2.150%	8/15/24	1,200	1,262
PACCAR Financial Corp.	1.800%	2/6/25	1,630	1,696
Ralph Lauren Corp.	1.700%	6/15/22	2,250	2,287
Ross Stores Inc.	4.600%	4/15/25	4,810	5,518
Sands China Ltd.	4.600%	8/8/23	11,381	11,950
Starbucks Corp.	1.300%	5/7/22	2,000	2,026
Starbucks Corp.	2.700%	6/15/22	2,846	2,956
Starbucks Corp.	3.100%	3/1/23	10,575	11,254
Starbucks Corp.	3.850%	10/1/23	5,825	6,367
Tapestry Inc.	3.000%	7/15/22	3,000	2,950
Tapestry Inc.	4.250%	4/1/25	3,774	3,658
Target Corp.	2.900%	1/15/22	8,053	8,376
Target Corp.	3.500%	7/1/24	1,350	1,508
Target Corp.	2.250%	4/15/25	10,775	11,535
TJX Cos. Inc.	2.750%	6/15/21	7,412	7,551
TJX Cos. Inc.	2.500%	5/15/23	5,244	5,494
TJX Cos. Inc.	3.500%	4/15/25	10,124	11,265
Toyota Motor Corp.	3.183%	7/20/21	8,980	9,222
Toyota Motor Corp.	2.157%	7/2/22	7,547	7,775
Toyota Motor Corp.	3.419%	7/20/23	9,000	9,715
Toyota Motor Corp.	2.358%	7/2/24	3,660	3,857
Toyota Motor Credit Corp.	2.950%	4/13/21	8,280	8,424
Toyota Motor Credit Corp.	3.400%	9/15/21	9,048	9,345
Toyota Motor Credit Corp.	1.800%	10/7/21	2,450	2,487
Toyota Motor Credit Corp.	2.600%	1/11/22	10,605	10,909
Toyota Motor Credit Corp.	3.300%	1/12/22	4,262	4,433
Toyota Motor Credit Corp.	2.650%	4/12/22	5,475	5,670
Toyota Motor Credit Corp.	1.150%	5/26/22	7,800	7,884
Toyota Motor Credit Corp.	2.150%	9/8/22	12,225	12,619
Toyota Motor Credit Corp.	2.625%	1/10/23	1,676	1,754
Toyota Motor Credit Corp.	2.700%	1/11/23	6,582	6,891
Toyota Motor Credit Corp.	2.900%	3/30/23	1,600	1,695
Toyota Motor Credit Corp.	1.350%	8/25/23	5,400	5,491
Toyota Motor Credit Corp.	3.450%	9/20/23	1,040	1,127
Toyota Motor Credit Corp.	2.250%	10/18/23	4,232	4,427
Toyota Motor Credit Corp.	2.900%	4/17/24	2,900	3,129
Toyota Motor Credit Corp.	1.800%	2/13/25	11,225	11,594
Toyota Motor Credit Corp.	3.000%	4/1/25	10,000	10,861
VF Corp.	2.050%	4/23/22	3,691	3,789
VF Corp.	2.400%	4/23/25	4,600	4,844
Visa Inc.	2.150%	9/15/22	7,634	7,909
Visa Inc.	2.800%	12/14/22	16,636	17,554
Walgreen Co.	3.100%	9/15/22	3,054	3,200
Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,855	16,350
Walgreens Boots Alliance Inc.	3.800%	11/18/24	6,450	7,110
Walmart Inc.	2.350%	12/15/22	9,053	9,478
Walmart Inc.	2.550%	4/11/23	9,756	10,271
Walmart Inc.	3.400%	6/26/23	11,835	12,860
Walmart Inc.	3.300%	4/22/24	11,595	12,730
Walmart Inc.	2.850%	7/8/24	10,950	11,878
Walmart Inc.	2.650%	12/15/24	9,975	10,802
Walmart Inc.	3.550%	6/26/25	14,618	16,571
Western Union Co.	3.600%	3/15/22	3,850	3,994
Western Union Co.	4.250%	6/9/23	1,050	1,118
Western Union Co.	2.850%	1/10/25	3,780	3,944
Consumer Noncyclical (3.8%)
Abbott Laboratories	2.550%	3/15/22	6,505	6,748

24

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Abbott Laboratories	3.400%	11/30/23	9,532	10,380
	Abbott Laboratories	3.875%	9/15/25	6,800	7,785
	AbbVie Inc.	3.375%	11/14/21	8,966	9,291
[4]	AbbVie Inc.	2.150%	11/19/21	13,350	13,588
[4]	AbbVie Inc.	3.450%	3/15/22	11,302	11,757
[4]	AbbVie Inc.	3.250%	10/1/22	15,915	16,664
	AbbVie Inc.	2.900%	11/6/22	20,954	21,947
	AbbVie Inc.	3.200%	11/6/22	15,084	15,954
[4]	AbbVie Inc.	2.300%	11/21/22	9,900	10,241
	AbbVie Inc.	2.850%	5/14/23	8,443	8,885
	AbbVie Inc.	3.750%	11/14/23	9,413	10,249
[4]	AbbVie Inc.	3.850%	6/15/24	7,847	8,614
[4]	AbbVie Inc.	2.600%	11/21/24	32,650	34,523
[4]	AbbVie Inc.	3.800%	3/15/25	19,280	21,405
	AbbVie Inc.	3.600%	5/14/25	28,545	31,542
	Agilent Technologies Inc.	3.200%	10/1/22	4,439	4,641
	Agilent Technologies Inc.	3.875%	7/15/23	1,820	1,977
	Altria Group Inc.	3.490%	2/14/22	9,525	9,938
	Altria Group Inc.	2.850%	8/9/22	5,773	6,014
	Altria Group Inc.	4.000%	1/31/24	9,486	10,460
	Altria Group Inc.	3.800%	2/14/24	8,935	9,752
	Altria Group Inc.	2.350%	5/6/25	5,500	5,793
	AmerisourceBergen Corp.	3.400%	5/15/24	3,801	4,100
	AmerisourceBergen Corp.	3.250%	3/1/25	3,229	3,515
	Amgen Inc.	3.875%	11/15/21	7,192	7,453
	Amgen Inc.	2.700%	5/1/22	4,950	5,116
	Amgen Inc.	2.650%	5/11/22	3,837	3,980
	Amgen Inc.	3.625%	5/15/22	6,686	7,003
	Amgen Inc.	2.250%	8/19/23	5,130	5,354
	Amgen Inc.	3.625%	5/22/24	10,250	11,236
	Amgen Inc.	1.900%	2/21/25	5,980	6,227
	Amgen Inc.	3.125%	5/1/25	2,000	2,195
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	4,962	5,203
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	15,262	16,290
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	9,988	10,999
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,475	3,605
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	4,721	5,154
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	13,775	15,631
	Archer-Daniels-Midland Co.	3.375%	3/15/22	3,000	3,140
	Archer-Daniels-Midland Co.	2.750%	3/27/25	3,300	3,578
	AstraZeneca plc	2.375%	6/12/22	6,270	6,473
	AstraZeneca plc	3.500%	8/17/23	5,164	5,584
	BAT Capital Corp.	2.764%	8/15/22	757	783
	BAT Capital Corp.	3.222%	8/15/24	17,439	18,616
	BAT Capital Corp.	2.789%	9/6/24	10,750	11,285
	Baxalta Inc.	3.600%	6/23/22	1,146	1,196
	Baxalta Inc.	4.000%	6/23/25	8,000	9,101
	Baxter International Inc.	1.700%	8/15/21	2,805	2,837
	Beam Suntory Inc.	3.250%	5/15/22	151	156
	Becton Dickinson & Co.	3.125%	11/8/21	10,812	11,136
	Becton Dickinson & Co.	2.894%	6/6/22	13,785	14,264
	Becton Dickinson & Co.	3.875%	5/15/24	2,200	2,320
	Becton Dickinson & Co.	3.363%	6/6/24	15,083	16,250
	Becton Dickinson & Co.	3.734%	12/15/24	9,053	9,935
	Biogen Inc.	3.625%	9/15/22	7,238	7,690
	Boston Scientific Corp.	3.375%	5/15/22	4,165	4,355
	Boston Scientific Corp.	3.450%	3/1/24	7,983	8,659
	Boston Scientific Corp.	3.850%	5/15/25	325	363
	Boston Scientific Corp.	1.900%	6/1/25	2,029	2,101
[4]	Bristol-Myers Squibb Co.	2.250%	8/15/21	2,790	2,826
[4]	Bristol-Myers Squibb Co.	2.600%	5/16/22	10,300	10,701
	Bristol-Myers Squibb Co.	2.000%	8/1/22	4,885	5,025
[4]	Bristol-Myers Squibb Co.	3.250%	8/15/22	5,251	5,539
[4]	Bristol-Myers Squibb Co.	3.550%	8/15/22	9,110	9,618

25

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bristol-Myers Squibb Co.	2.750%	2/15/23	6,935	7,307
[4]	Bristol-Myers Squibb Co.	3.250%	2/20/23	5,075	5,276
[4]	Bristol-Myers Squibb Co.	4.000%	8/15/23	6,446	7,098
	Bristol-Myers Squibb Co.	3.250%	11/1/23	3,125	3,386
[4]	Bristol-Myers Squibb Co.	3.625%	5/15/24	8,668	9,472
[4]	Bristol-Myers Squibb Co.	2.900%	7/26/24	26,927	29,127
	Brown-Forman Corp.	3.500%	4/15/25	1,465	1,648
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	2,925	3,027
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	3,750	4,083
	Campbell Soup Co.	3.650%	3/15/23	2,294	2,454
	Campbell Soup Co.	3.950%	3/15/25	6,860	7,721
	Campbell Soup Co.	3.300%	3/19/25	2,000	2,161
	Cardinal Health Inc.	2.616%	6/15/22	4,686	4,826
	Cardinal Health Inc.	3.200%	3/15/23	5,594	5,909
	Cardinal Health Inc.	3.079%	6/15/24	7,604	8,096
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	2,027
	Cigna Corp.	3.400%	9/17/21	9,400	9,705
[4]	Cigna Corp.	3.900%	2/15/22	7,043	7,402
[4]	Cigna Corp.	3.050%	11/30/22	5,400	5,688
[4]	Cigna Corp.	3.000%	7/15/23	8,772	9,301
	Cigna Corp.	3.750%	7/15/23	4,476	4,856
[4]	Cigna Corp.	3.500%	6/15/24	5,706	6,211
[4]	Cigna Corp.	3.250%	4/15/25	8,474	9,248
	Clorox Co.	3.050%	9/15/22	5,175	5,458
	Clorox Co.	3.500%	12/15/24	3,152	3,498
	Coca-Cola Co.	1.550%	9/1/21	7,840	7,947
	Coca-Cola Co.	3.300%	9/1/21	10,844	11,217
	Coca-Cola Co.	2.200%	5/25/22	4,525	4,671
	Coca-Cola Co.	2.500%	4/1/23	5,297	5,620
	Coca-Cola Co.	3.200%	11/1/23	8,503	9,259
	Coca-Cola Co.	1.750%	9/6/24	6,957	7,292
	Coca-Cola Co.	2.950%	3/25/25	4,350	4,787
	Colgate-Palmolive Co.	2.450%	11/15/21	2,265	2,330
	Colgate-Palmolive Co.	2.300%	5/3/22	3,488	3,610
	Colgate-Palmolive Co.	2.250%	11/15/22	7,354	7,674
	Colgate-Palmolive Co.	2.100%	5/1/23	250	262
	Colgate-Palmolive Co.	3.250%	3/15/24	3,890	4,268
	CommonSpirit Health	2.950%	11/1/22	3,600	3,715
	CommonSpirit Health	2.760%	10/1/24	2,487	2,557
	Conagra Brands Inc.	3.800%	10/22/21	8,189	8,509
	Conagra Brands Inc.	3.250%	9/15/22	4,000	4,173
	Conagra Brands Inc.	4.300%	5/1/24	8,062	8,933
	Constellation Brands Inc.	2.700%	5/9/22	3,580	3,710
	Constellation Brands Inc.	2.650%	11/7/22	8,273	8,629
	Constellation Brands Inc.	3.200%	2/15/23	6,104	6,467
	Constellation Brands Inc.	4.250%	5/1/23	8,646	9,494
	Constellation Brands Inc.	4.750%	11/15/24	3,166	3,655
	Covidien International Finance SA	3.200%	6/15/22	6,204	6,490
	CVS Health Corp.	3.500%	7/20/22	8,361	8,808
	CVS Health Corp.	2.750%	12/1/22	9,966	10,400
	CVS Health Corp.	4.750%	12/1/22	3,545	3,841
	CVS Health Corp.	3.700%	3/9/23	47,856	51,327
	CVS Health Corp.	4.000%	12/5/23	100	110
	CVS Health Corp.	3.375%	8/12/24	6,690	7,275
	CVS Health Corp.	2.625%	8/15/24	7,100	7,553
	CVS Health Corp.	4.100%	3/25/25	34,605	38,987
	CVS Health Corp.	3.875%	7/20/25	10,000	11,235
	DH Europe Finance II Sarl	2.050%	11/15/22	5,800	5,987
	DH Europe Finance II Sarl	2.200%	11/15/24	5,035	5,293
	Diageo Capital plc	2.625%	4/29/23	8,903	9,377
	Diageo Capital plc	2.125%	10/24/24	8,000	8,407
	Diageo Investment Corp.	2.875%	5/11/22	844	880
	Dignity Health	3.125%	11/1/22	320	331
	Eli Lilly & Co.	2.350%	5/15/22	2,605	2,696

26

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Estee Lauder Cos. Inc.	2.000%	12/1/24	2,691	2,838
Flowers Foods Inc.	4.375%	4/1/22	1,450	1,510
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	2,041
General Mills Inc.	3.150%	12/15/21	7,721	7,948
General Mills Inc.	2.600%	10/12/22	5,683	5,912
General Mills Inc.	3.700%	10/17/23	7,803	8,513
Gilead Sciences Inc.	4.400%	12/1/21	8,114	8,478
Gilead Sciences Inc.	1.950%	3/1/22	1,133	1,158
Gilead Sciences Inc.	3.250%	9/1/22	10,949	11,535
Gilead Sciences Inc.	2.500%	9/1/23	9,157	9,684
Gilead Sciences Inc.	3.700%	4/1/24	7,411	8,153
Gilead Sciences Inc.	3.500%	2/1/25	12,118	13,489
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	7,440	7,867
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	10,019	10,796
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	9,609	10,843
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,210	8,558
GlaxoSmithKline Capital plc	2.875%	6/1/22	10,224	10,677
GlaxoSmithKline Capital plc	3.000%	6/1/24	6,950	7,513
Hasbro Inc.	2.600%	11/19/22	500	515
HCA Inc.	4.750%	5/1/23	11,342	12,278
HCA Inc.	5.000%	3/15/24	10,788	11,998
HCA Inc.	5.250%	4/15/25	2,338	2,680
Hershey Co.	2.625%	5/1/23	1,250	1,313
Hershey Co.	3.375%	5/15/23	3,543	3,827
Hershey Co.	2.050%	11/15/24	3,757	3,960
JM Smucker Co.	3.000%	3/15/22	4,232	4,390
JM Smucker Co.	3.500%	3/15/25	7,548	8,371
Johnson & Johnson	2.450%	12/5/21	1,295	1,332
Johnson & Johnson	2.250%	3/3/22	4,860	5,000
Johnson & Johnson	2.050%	3/1/23	4,030	4,185
Johnson & Johnson	3.375%	12/5/23	8,150	8,965
Johnson & Johnson	2.625%	1/15/25	1,179	1,282
Kaiser Foundation Hospitals	3.500%	4/1/22	2,255	2,364
Kellogg Co.	3.125%	5/17/22	200	209
Kellogg Co.	2.650%	12/1/23	1,984	2,102
Keurig Dr Pepper Inc.	4.057%	5/25/23	10,519	11,462
Keurig Dr Pepper Inc.	3.130%	12/15/23	6,544	7,026
Keurig Dr Pepper Inc.	4.417%	5/25/25	6,750	7,784
Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,754
Kroger Co.	2.950%	11/1/21	2,325	2,396
Kroger Co.	3.400%	4/15/22	2,100	2,189
Kroger Co.	2.800%	8/1/22	5,225	5,434
Kroger Co.	3.850%	8/1/23	5,250	5,709
Kroger Co.	4.000%	2/1/24	2,400	2,652
Laboratory Corp. of America Holdings	3.200%	2/1/22	5,909	6,129
Laboratory Corp. of America Holdings	3.750%	8/23/22	6,887	7,257
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,186
Laboratory Corp. of America Holdings	3.250%	9/1/24	3,624	3,894
Laboratory Corp. of America Holdings	2.300%	12/1/24	7,794	8,205
Laboratory Corp. of America Holdings	3.600%	2/1/25	2,479	2,724
McCormick & Co. Inc.	2.700%	8/15/22	4,256	4,433
McCormick & Co. Inc.	3.150%	8/15/24	4,860	5,268
McKesson Corp.	2.700%	12/15/22	2,195	2,286
McKesson Corp.	2.850%	3/15/23	5,055	5,293
McKesson Corp.	3.796%	3/15/24	4,911	5,378
Medtronic Inc.	3.150%	3/15/22	11,022	11,517
Medtronic Inc.	2.750%	4/1/23	3,775	3,942
Medtronic Inc.	3.625%	3/15/24	1,065	1,172
Medtronic Inc.	3.500%	3/15/25	17,344	19,534
Merck & Co. Inc.	2.350%	2/10/22	10,038	10,351
Merck & Co. Inc.	2.400%	9/15/22	10,320	10,742
Merck & Co. Inc.	2.800%	5/18/23	9,022	9,594
Merck & Co. Inc.	2.900%	3/7/24	5,500	5,925
Merck & Co. Inc.	2.750%	2/10/25	12,441	13,467

27

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Molson Coors Beverage Co.	2.100%	7/15/21	5,925	6,006
	Molson Coors Beverage Co.	3.500%	5/1/22	3,428	3,575
[4]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	9,500	9,772
	Mondelez International Inc.	0.625%	7/1/22	5,000	4,999
	Mondelez International Inc.	2.125%	4/13/23	2,000	2,069
	Mondelez International Inc.	1.500%	5/4/25	4,623	4,716
	Mylan Inc.	4.200%	11/29/23	5,625	6,124
	Novartis Capital Corp.	2.400%	5/17/22	9,007	9,345
	Novartis Capital Corp.	2.400%	9/21/22	8,392	8,742
	Novartis Capital Corp.	3.400%	5/6/24	15,136	16,650
	Novartis Capital Corp.	1.750%	2/14/25	9,450	9,876
	PepsiCo Inc.	3.000%	8/25/21	6,050	6,226
	PepsiCo Inc.	1.700%	10/6/21	9,454	9,599
	PepsiCo Inc.	2.750%	3/5/22	7,400	7,708
	PepsiCo Inc.	2.250%	5/2/22	6,691	6,924
	PepsiCo Inc.	3.100%	7/17/22	4,365	4,585
	PepsiCo Inc.	2.750%	3/1/23	6,870	7,288
	PepsiCo Inc.	0.750%	5/1/23	10,500	10,595
	PepsiCo Inc.	3.600%	3/1/24	225	248
	PepsiCo Inc.	2.250%	3/19/25	13,400	14,322
	PepsiCo Inc.	2.750%	4/30/25	5,607	6,114
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	1,144	1,189
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	2,775	2,946
	Pfizer Inc.	3.000%	9/15/21	5,000	5,162
	Pfizer Inc.	2.200%	12/15/21	9,029	9,274
	Pfizer Inc.	2.800%	3/11/22	5,736	5,958
	Pfizer Inc.	3.000%	6/15/23	9,697	10,387
	Pfizer Inc.	5.800%	8/12/23	503	582
	Pfizer Inc.	3.200%	9/15/23	4,450	4,811
	Pfizer Inc.	2.950%	3/15/24	5,100	5,513
	Pfizer Inc.	3.400%	5/15/24	6,343	7,026
	Pfizer Inc.	0.800%	5/28/25	3,500	3,502
	Philip Morris International Inc.	2.900%	11/15/21	7,489	7,747
	Philip Morris International Inc.	2.625%	2/18/22	4,663	4,809
	Philip Morris International Inc.	2.375%	8/17/22	7,492	7,768
	Philip Morris International Inc.	2.500%	8/22/22	7,756	8,066
	Philip Morris International Inc.	2.500%	11/2/22	6,974	7,291
	Philip Morris International Inc.	1.125%	5/1/23	4,050	4,109
	Philip Morris International Inc.	2.125%	5/10/23	3,404	3,541
	Philip Morris International Inc.	3.600%	11/15/23	4,300	4,717
	Philip Morris International Inc.	2.875%	5/1/24	3,675	3,942
	Philip Morris International Inc.	3.250%	11/10/24	2,125	2,346
	Philip Morris International Inc.	1.500%	5/1/25	5,275	5,408
[3]	Procter & Gamble - Esop	9.360%	1/1/21	1,171	1,200
	Procter & Gamble Co.	1.700%	11/3/21	7,610	7,748
	Procter & Gamble Co.	2.300%	2/6/22	7,396	7,636
	Procter & Gamble Co.	2.150%	8/11/22	3,280	3,404
	Procter & Gamble Co.	3.100%	8/15/23	6,069	6,609
	Procter & Gamble Co.	2.450%	3/25/25	6,375	6,919
	Quest Diagnostics Inc.	4.250%	4/1/24	125	138
	Quest Diagnostics Inc.	3.500%	3/30/25	3,178	3,483
	Reynolds American Inc.	4.000%	6/12/22	7,103	7,504
	Reynolds American Inc.	4.850%	9/15/23	4,425	4,930
	Reynolds American Inc.	4.450%	6/12/25	19,569	22,046
	Sanofi	4.000%	3/29/21	7,945	8,153
	Sanofi	3.375%	6/19/23	10,258	11,098
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	21,974	22,400
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	16,062	17,015
	SSM Health Care Corp.	3.688%	6/1/23	3,800	4,076
	Stryker Corp.	3.375%	5/15/24	4,500	4,882
	Sysco Corp.	2.500%	7/15/21	4,315	4,382
	Sysco Corp.	2.600%	6/12/22	2,525	2,606
	Sysco Corp.	3.550%	3/15/25	1,918	2,066
	Sysco Corp.	5.650%	4/1/25	5,396	6,317

28

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	9,245	9,641
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,955	12,194
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	7,929	8,395
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	5,095	5,624
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,300	11,764
	Tyson Foods Inc.	2.250%	8/23/21	9,072	9,215
	Tyson Foods Inc.	4.500%	6/15/22	11,773	12,517
	Tyson Foods Inc.	3.900%	9/28/23	2,062	2,249
	Tyson Foods Inc.	3.950%	8/15/24	10,286	11,390
	Unilever Capital Corp.	2.750%	3/22/21	1,695	1,725
	Unilever Capital Corp.	1.375%	7/28/21	3,975	4,018
	Unilever Capital Corp.	3.000%	3/7/22	6,250	6,507
	Unilever Capital Corp.	2.200%	5/5/22	4,258	4,380
	Unilever Capital Corp.	3.125%	3/22/23	3,315	3,530
	Unilever Capital Corp.	3.250%	3/7/24	5,890	6,404
	Unilever Capital Corp.	2.600%	5/5/24	3,750	4,003
	Unilever Capital Corp.	3.375%	3/22/25	2,925	3,243
[4]	Upjohn Inc.	1.125%	6/22/22	6,000	6,036
[4]	Upjohn Inc.	1.650%	6/22/25	5,100	5,199
	UPMC	3.600%	4/3/25	3,500	3,788
	Whirlpool Corp.	4.700%	6/1/22	2,248	2,388
	Whirlpool Corp.	4.000%	3/1/24	2,175	2,349
	Whirlpool Corp.	3.700%	5/1/25	2,350	2,557
	Wyeth LLC	7.250%	3/1/23	1,000	1,177
	Wyeth LLC	6.450%	2/1/24	3,364	4,045
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	7,257	7,527
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,593
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	8,300	9,004
	Zoetis Inc.	3.250%	8/20/21	2,200	2,266
	Zoetis Inc.	3.250%	2/1/23	8,825	9,321
	Energy (2.1%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	9,439	9,849
	Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,209
	Boardwalk Pipelines LP	4.950%	12/15/24	2,427	2,596
	BP Capital Markets America Inc.	2.112%	9/16/21	10,086	10,272
	BP Capital Markets America Inc.	3.245%	5/6/22	13,947	14,622
	BP Capital Markets America Inc.	2.520%	9/19/22	4,155	4,305
	BP Capital Markets America Inc.	2.937%	4/6/23	6,100	6,453
	BP Capital Markets America Inc.	2.750%	5/10/23	10,814	11,399
	BP Capital Markets America Inc.	3.216%	11/28/23	7,412	7,929
	BP Capital Markets America Inc.	3.790%	2/6/24	1,000	1,092
	BP Capital Markets America Inc.	3.224%	4/14/24	6,384	6,855
	BP Capital Markets America Inc.	3.194%	4/6/25	5,000	5,434
	BP Capital Markets plc	3.561%	11/1/21	500	519
	BP Capital Markets plc	3.062%	3/17/22	13,105	13,612
	BP Capital Markets plc	3.245%	5/6/22	550	577
	BP Capital Markets plc	2.500%	11/6/22	14,970	15,566
	BP Capital Markets plc	3.994%	9/26/23	1,150	1,261
	BP Capital Markets plc	3.814%	2/10/24	350	385
	BP Capital Markets plc	3.535%	11/4/24	11,414	12,542
	BP Capital Markets plc	3.506%	3/17/25	3,472	3,840
[3]	BP Capital Markets plc	4.375%	12/31/49	3,500	3,520
	Canadian Natural Resources Ltd.	3.450%	11/15/21	3,937	4,026
	Canadian Natural Resources Ltd.	2.950%	1/15/23	8,971	9,256
	Canadian Natural Resources Ltd.	3.800%	4/15/24	810	860
	Canadian Natural Resources Ltd.	3.900%	2/1/25	3,878	4,169
	Canadian Natural Resources Ltd.	2.050%	7/15/25	3,000	2,999
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	10,535	11,990
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	8,873	9,949
	Chevron Corp.	2.498%	3/3/22	4,518	4,664
	Chevron Corp.	2.355%	12/5/22	14,037	14,599
	Chevron Corp.	1.141%	5/11/23	10,000	10,166

29

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chevron Corp.	2.566%	5/16/23	5,917	6,242
	Chevron Corp.	3.191%	6/24/23	12,092	12,952
	Chevron Corp.	2.895%	3/3/24	6,909	7,435
	Chevron Corp.	1.554%	5/11/25	17,700	18,149
	Cimarex Energy Co.	4.375%	6/1/24	5,465	5,766
	Columbia Pipeline Group Inc.	4.500%	6/1/25	6,533	7,454
	Concho Resources Inc.	4.375%	1/15/25	3,365	3,466
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,638
	ConocoPhillips Co.	3.350%	5/15/25	1,388	1,481
	Diamondback Energy Inc.	2.875%	12/1/24	7,135	7,144
	Diamondback Energy Inc.	4.750%	5/31/25	3,200	3,431
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,945
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	11,293	11,884
	Enable Midstream Partners LP	3.900%	5/15/24	4,450	4,350
	Enbridge Energy Partners LP	4.200%	9/15/21	4,828	4,978
	Enbridge Inc.	2.900%	7/15/22	5,720	5,919
	Enbridge Inc.	4.000%	10/1/23	2,397	2,597
	Enbridge Inc.	3.500%	6/10/24	3,400	3,650
	Enbridge Inc.	2.500%	1/15/25	1,081	1,120
	Energy Transfer Operating LP	5.200%	2/1/22	6,975	7,306
	Energy Transfer Operating LP	3.600%	2/1/23	8,928	9,252
	Energy Transfer Operating LP	4.250%	3/15/23	3,025	3,191
	Energy Transfer Operating LP	5.875%	1/15/24	8,903	9,905
	Energy Transfer Operating LP	4.900%	2/1/24	3,140	3,399
	Energy Transfer Operating LP	4.500%	4/15/24	4,020	4,342
	Energy Transfer Operating LP	4.050%	3/15/25	4,956	5,266
	Energy Transfer Operating LP	2.900%	5/15/25	6,481	6,635
	Enterprise Products Operating LLC	2.850%	4/15/21	8,585	8,725
	Enterprise Products Operating LLC	3.500%	2/1/22	3,302	3,442
	Enterprise Products Operating LLC	4.050%	2/15/22	3,914	4,120
	Enterprise Products Operating LLC	3.350%	3/15/23	8,027	8,496
	Enterprise Products Operating LLC	3.900%	2/15/24	5,900	6,444
	Enterprise Products Operating LLC	3.750%	2/15/25	12,350	13,636
[3]	Enterprise Products Operating LLC	4.875%	8/16/77	1,400	1,225
	EOG Resources Inc.	4.100%	2/1/21	8,890	9,076
	EOG Resources Inc.	2.625%	3/15/23	8,063	8,447
	EOG Resources Inc.	3.150%	4/1/25	4,745	5,184
	Exxon Mobil Corp.	2.397%	3/6/22	6,285	6,463
	Exxon Mobil Corp.	1.902%	8/16/22	6,303	6,484
	Exxon Mobil Corp.	2.726%	3/1/23	15,455	16,258
	Exxon Mobil Corp.	1.571%	4/15/23	13,100	13,416
	Exxon Mobil Corp.	3.176%	3/15/24	1,900	2,054
	Exxon Mobil Corp.	2.019%	8/16/24	11,480	11,967
	Exxon Mobil Corp.	2.709%	3/6/25	11,635	12,479
	Exxon Mobil Corp.	2.992%	3/19/25	21,991	23,873
	Halliburton Co.	3.250%	11/15/21	2,906	2,957
	Halliburton Co.	3.500%	8/1/23	2,776	2,908
	Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,560
	Hess Corp.	3.500%	7/15/24	2,000	2,012
	Husky Energy Inc.	3.950%	4/15/22	3,600	3,672
	Husky Energy Inc.	4.000%	4/15/24	4,870	4,978
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,575	2,655
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	9,109	9,461
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,100	1,158
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,932	8,338
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,785	2,958
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,025	5,450
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	4,726	5,169
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,425	4,878
	Kinder Morgan Inc.	3.150%	1/15/23	4,439	4,650
	Kinder Morgan Inc.	4.300%	6/1/25	2,438	2,730
	Marathon Oil Corp.	2.800%	11/1/22	7,662	7,672
	Marathon Oil Corp.	3.850%	6/1/25	1,696	1,713
	Marathon Petroleum Corp.	3.400%	12/15/20	8,269	8,305

30

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marathon Petroleum Corp.	4.500%	5/1/23	5,000	5,387
Marathon Petroleum Corp.	4.750%	12/15/23	5,194	5,674
Marathon Petroleum Corp.	3.625%	9/15/24	3,656	3,884
Marathon Petroleum Corp.	4.700%	5/1/25	10,041	11,246
MPLX LP	3.500%	12/1/22	5,290	5,502
MPLX LP	3.375%	3/15/23	5,614	5,839
MPLX LP	4.500%	7/15/23	9,671	10,384
MPLX LP	4.875%	12/1/24	8,656	9,619
MPLX LP	5.250%	1/15/25	4,166	4,333
MPLX LP	4.000%	2/15/25	6,505	6,977
MPLX LP	4.875%	6/1/25	2,773	3,095
National Fuel Gas Co.	4.900%	12/1/21	2,936	3,020
National Fuel Gas Co.	3.750%	3/1/23	3,066	3,127
National Oilwell Varco Inc.	2.600%	12/1/22	2,091	2,101
Newfield Exploration Co.	5.750%	1/30/22	6,135	6,120
Newfield Exploration Co.	5.625%	7/1/24	4,496	4,271
Noble Energy Inc.	3.900%	11/15/24	3,105	3,128
ONEOK Inc.	4.250%	2/1/22	8,025	8,296
ONEOK Inc.	7.500%	9/1/23	3,015	3,459
ONEOK Inc.	2.750%	9/1/24	2,318	2,332
ONEOK Partners LP	3.375%	10/1/22	5,157	5,331
ONEOK Partners LP	5.000%	9/15/23	3,440	3,702
ONEOK Partners LP	4.900%	3/15/25	8,850	9,591
Ovintiv Inc.	3.900%	11/15/21	4,606	4,583
Phillips 66	4.300%	4/1/22	6,710	7,119
Phillips 66	3.700%	4/6/23	2,700	2,888
Phillips 66	3.850%	4/9/25	13,500	14,963
Phillips 66 Partners LP	2.450%	12/15/24	2,600	2,663
Phillips 66 Partners LP	3.605%	2/15/25	3,000	3,210
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	3,359	3,429
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	4,125	4,175
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	3,721	3,858
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	6,214	6,334
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	9,669	10,189
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	4,750	5,035
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	5,600	5,999
Sabine Pass Liquefaction LLC	6.250%	3/15/22	7,089	7,546
Sabine Pass Liquefaction LLC	5.625%	4/15/23	7,055	7,708
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,725	21,066
Sabine Pass Liquefaction LLC	5.625%	3/1/25	12,088	13,795
Schlumberger Investment SA	3.650%	12/1/23	11,835	12,706
Shell International Finance BV	1.750%	9/12/21	8,950	9,072
Shell International Finance BV	2.375%	8/21/22	9,774	10,144
Shell International Finance BV	2.250%	1/6/23	3,540	3,676
Shell International Finance BV	3.400%	8/12/23	7,854	8,493
Shell International Finance BV	2.000%	11/7/24	7,925	8,293
Shell International Finance BV	2.375%	4/6/25	15,400	16,325
Shell International Finance BV	3.250%	5/11/25	18,000	19,903
Spectra Energy Partners LP	4.750%	3/15/24	7,375	8,222
Spectra Energy Partners LP	3.500%	3/15/25	5,322	5,818
Suncor Energy Inc.	2.800%	5/15/23	2,000	2,082
Suncor Energy Inc.	3.600%	12/1/24	7,693	8,303
Suncor Energy Inc.	3.100%	5/15/25	3,000	3,204
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	6,000	6,105
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,194	1,234
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,403	2,559
Total Capital Canada Ltd.	2.750%	7/15/23	12,803	13,566
Total Capital International SA	2.218%	7/12/21	2,000	2,033
Total Capital International SA	2.875%	2/17/22	6,298	6,526
Total Capital International SA	2.700%	1/25/23	7,725	8,132
Total Capital International SA	3.700%	1/15/24	13,413	14,726

31

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Total Capital International SA	3.750%	4/10/24	6,238	6,872
Total Capital International SA	2.434%	1/10/25	789	836
Total Capital SA	4.250%	12/15/21	6,930	7,310
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,375	6,492
TransCanada PipeLines Ltd.	3.750%	10/16/23	9,407	10,131
Valero Energy Corp.	2.700%	4/15/23	8,800	9,130
Valero Energy Corp.	3.650%	3/15/25	5,020	5,456
Valero Energy Corp.	2.850%	4/15/25	2,700	2,846
Williams Cos. Inc.	4.000%	11/15/21	5,715	5,796
Williams Cos. Inc.	3.600%	3/15/22	8,305	8,627
Williams Cos. Inc.	3.350%	8/15/22	6,884	7,168
Williams Cos. Inc.	3.700%	1/15/23	3,278	3,458
Williams Cos. Inc.	4.500%	11/15/23	2,946	3,221
Williams Cos. Inc.	4.300%	3/4/24	7,339	8,000
Williams Cos. Inc.	4.550%	6/24/24	7,921	8,763
Williams Cos. Inc.	3.900%	1/15/25	3,763	4,106
Other Industrial (0.0%)
CBRE Services Inc.	5.250%	3/15/25	3,117	3,505
Cintas Corp. No. 2	2.900%	4/1/22	5,500	5,716
Fluor Corp.	3.500%	12/15/24	1,892	1,611
Yale University	0.873%	4/15/25	3,000	3,013
Technology (2.5%)
Adobe Inc.	1.700%	2/1/23	3,700	3,833
Adobe Inc.	1.900%	2/1/25	7,837	8,264
Adobe Inc.	3.250%	2/1/25	5,100	5,680
Alphabet Inc.	3.375%	2/25/24	5,400	5,949
Altera Corp.	4.100%	11/15/23	3,250	3,637
Analog Devices Inc.	2.500%	12/5/21	3,450	3,536
Analog Devices Inc.	2.875%	6/1/23	3,750	3,942
Analog Devices Inc.	3.125%	12/5/23	4,942	5,310
Apple Inc.	1.550%	8/4/21	9,994	10,121
Apple Inc.	2.150%	2/9/22	15,185	15,621
Apple Inc.	2.500%	2/9/22	15,660	16,177
Apple Inc.	2.300%	5/11/22	15,398	15,925
Apple Inc.	2.700%	5/13/22	11,781	12,282
Apple Inc.	2.100%	9/12/22	858	890
Apple Inc.	2.400%	1/13/23	736	772
Apple Inc.	2.850%	2/23/23	14,148	15,024
Apple Inc.	2.400%	5/3/23	28,794	30,437
Apple Inc.	0.750%	5/11/23	20,345	20,543
Apple Inc.	3.000%	2/9/24	21,171	22,902
Apple Inc.	3.450%	5/6/24	16,986	18,769
Apple Inc.	2.850%	5/11/24	10,180	10,957
Apple Inc.	1.800%	9/11/24	7,548	7,888
Apple Inc.	2.750%	1/13/25	11,896	12,929
Apple Inc.	2.500%	2/9/25	13,519	14,603
Apple Inc.	1.125%	5/11/25	20,500	20,900
Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,645
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,332
Arrow Electronics Inc.	3.250%	9/8/24	3,759	3,989
Arrow Electronics Inc.	4.000%	4/1/25	2,736	2,953
Autodesk Inc.	4.375%	6/15/25	1,524	1,712
Avnet Inc.	3.750%	12/1/21	4,300	4,412
Avnet Inc.	4.875%	12/1/22	2,825	3,008
Baidu Inc.	2.875%	7/6/22	6,675	6,833
Baidu Inc.	3.500%	11/28/22	6,880	7,171
Baidu Inc.	3.875%	9/29/23	4,900	5,211
Baidu Inc.	4.375%	5/14/24	5,000	5,441
Baidu Inc.	3.075%	4/7/25	1,500	1,572
Baidu Inc.	4.125%	6/30/25	3,400	3,740
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	6,583	6,816
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	13,525	14,549
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	6,832	7,256

32

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Broadcom Inc.	3.125%	10/15/22	20,264	21,124
[4]	Broadcom Inc.	2.250%	11/15/23	4,000	4,128
[4]	Broadcom Inc.	3.625%	10/15/24	12,710	13,811
[4]	Broadcom Inc.	4.700%	4/15/25	14,000	15,762
[4]	Broadcom Inc.	3.459%	9/15/26	12,593	13,517
	Cadence Design Systems Inc.	4.375%	10/15/24	2,126	2,370
	Cisco Systems Inc.	1.850%	9/20/21	7,769	7,907
	Cisco Systems Inc.	3.000%	6/15/22	7,324	7,714
	Cisco Systems Inc.	2.600%	2/28/23	7,945	8,368
	Cisco Systems Inc.	2.200%	9/20/23	390	411
	Cisco Systems Inc.	3.625%	3/4/24	6,491	7,247
	Corning Inc.	2.900%	5/15/22	2,200	2,274
[4]	Dell International LLC / EMC Corp.	5.450%	6/15/23	21,825	23,868
[4]	Dell International LLC / EMC Corp.	4.000%	7/15/24	6,015	6,464
	DXC Technology Co.	4.000%	4/15/23	4,600	4,812
	DXC Technology Co.	4.250%	4/15/24	3,130	3,374
	DXC Technology Co.	4.125%	4/15/25	3,800	4,052
	Equifax Inc.	3.600%	8/15/21	2,500	2,577
	Equifax Inc.	3.300%	12/15/22	3,680	3,879
	Equifax Inc.	2.600%	12/1/24	3,755	3,974
	Equinix Inc.	2.625%	11/18/24	8,757	9,322
	Fidelity National Information Services Inc.	3.500%	4/15/23	9,512	10,191
	Fidelity National Information Services Inc.	3.875%	6/5/24	4,000	4,416
	Fiserv Inc.	4.750%	6/15/21	750	780
	Fiserv Inc.	3.500%	10/1/22	7,773	8,220
	Fiserv Inc.	3.800%	10/1/23	10,695	11,680
	Fiserv Inc.	2.750%	7/1/24	15,665	16,704
	Fiserv Inc.	3.850%	6/1/25	2,774	3,132
	Flex Ltd.	5.000%	2/15/23	3,613	3,892
	Global Payments Inc.	3.800%	4/1/21	4,825	4,911
	Global Payments Inc.	3.750%	6/1/23	5,120	5,490
	Global Payments Inc.	4.000%	6/1/23	5,650	6,110
	Global Payments Inc.	2.650%	2/15/25	8,682	9,215
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	5,615	5,793
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	4,356	4,663
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	4,500	4,622
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	12,100	13,229
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	7,000	7,843
	HP Inc.	4.050%	9/15/22	3,881	4,155
	HP Inc.	2.200%	6/17/25	8,000	8,241
	IBM Credit LLC	3.600%	11/30/21	1,775	1,855
	IBM Credit LLC	2.200%	9/8/22	6,100	6,317
	IBM Credit LLC	3.000%	2/6/23	9,235	9,811
	Intel Corp.	3.300%	10/1/21	15,145	15,713
	Intel Corp.	2.350%	5/11/22	7,175	7,416
	Intel Corp.	3.100%	7/29/22	7,215	7,629
	Intel Corp.	2.700%	12/15/22	10,831	11,457
	Intel Corp.	2.875%	5/11/24	5,045	5,460
	Intel Corp.	3.400%	3/25/25	9,850	11,044
	International Business Machines Corp.	2.500%	1/27/22	10,510	10,849
	International Business Machines Corp.	2.850%	5/13/22	11,575	12,107
	International Business Machines Corp.	1.875%	8/1/22	5,385	5,534
	International Business Machines Corp.	2.875%	11/9/22	6,705	7,065
	International Business Machines Corp.	3.375%	8/1/23	10,414	11,278
	International Business Machines Corp.	3.625%	2/12/24	10,200	11,227
	International Business Machines Corp.	3.000%	5/15/24	21,025	22,728
	Intuit Inc.	0.650%	7/15/23	3,000	3,005
	Juniper Networks Inc.	4.500%	3/15/24	5,949	6,595
	Juniper Networks Inc.	4.350%	6/15/25	912	1,021
	Keysight Technologies Inc.	4.550%	10/30/24	4,059	4,527
	KLA Corp.	4.650%	11/1/24	8,416	9,646
	Lam Research Corp.	3.800%	3/15/25	2,327	2,616
[4]	Leidos Inc.	2.950%	5/15/23	3,500	3,644
[4]	Leidos Inc.	3.625%	5/15/25	4,000	4,355

33

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marvell Technology Group Ltd.	4.200%	6/22/23	4,500	4,809
	Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,776
	Microchip Technology Inc.	4.333%	6/1/23	6,087	6,571
	Micron Technology Inc.	4.640%	2/6/24	1,000	1,103
	Microsoft Corp.	1.550%	8/8/21	7,996	8,106
	Microsoft Corp.	2.400%	2/6/22	15,299	15,787
	Microsoft Corp.	2.375%	2/12/22	12,201	12,602
	Microsoft Corp.	2.650%	11/3/22	13,964	14,692
	Microsoft Corp.	2.125%	11/15/22	6,906	7,194
	Microsoft Corp.	2.375%	5/1/23	8,142	8,585
	Microsoft Corp.	2.000%	8/8/23	9,808	10,264
	Microsoft Corp.	3.625%	12/15/23	600	661
	Microsoft Corp.	2.875%	2/6/24	17,866	19,283
	Microsoft Corp.	2.700%	2/12/25	17,829	19,444
	Motorola Solutions Inc.	3.750%	5/15/22	4,105	4,315
	Motorola Solutions Inc.	3.500%	3/1/23	5,031	5,328
	Motorola Solutions Inc.	4.000%	9/1/24	5,469	6,027
	NetApp Inc.	3.375%	6/15/21	2,300	2,353
	NetApp Inc.	3.300%	9/29/24	2,500	2,674
	NetApp Inc.	1.875%	6/22/25	4,000	4,056
	NVIDIA Corp.	2.200%	9/16/21	7,200	7,342
[4]	NXP BV / NXP Funding LLC	4.875%	3/1/24	1,000	1,120
[4]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	860	900
	Oracle Corp.	2.800%	7/8/21	5,000	5,126
	Oracle Corp.	1.900%	9/15/21	23,491	23,889
	Oracle Corp.	2.500%	5/15/22	15,674	16,206
	Oracle Corp.	2.500%	10/15/22	20,331	21,252
	Oracle Corp.	2.625%	2/15/23	9,750	10,247
	Oracle Corp.	3.625%	7/15/23	3,807	4,151
	Oracle Corp.	2.400%	9/15/23	18,834	19,801
	Oracle Corp.	3.400%	7/8/24	13,825	15,129
	Oracle Corp.	2.950%	11/15/24	13,879	15,056
	Oracle Corp.	2.500%	4/1/25	23,162	24,831
	Oracle Corp.	2.950%	5/15/25	16,993	18,498
	PayPal Holdings Inc.	2.200%	9/26/22	6,700	6,925
	PayPal Holdings Inc.	1.350%	6/1/23	4,000	4,071
	PayPal Holdings Inc.	2.400%	10/1/24	6,526	6,917
	PayPal Holdings Inc.	1.650%	6/1/25	5,000	5,173
	QUALCOMM Inc.	3.000%	5/20/22	7,318	7,647
	QUALCOMM Inc.	2.600%	1/30/23	12,775	13,395
	QUALCOMM Inc.	2.900%	5/20/24	8,857	9,543
	QUALCOMM Inc.	3.450%	5/20/25	19,086	21,287
	salesforce.com Inc.	3.250%	4/11/23	5,847	6,275
	Seagate HDD Cayman	4.750%	6/1/23	3,000	3,191
	Seagate HDD Cayman	4.875%	3/1/24	1,350	1,451
	Seagate HDD Cayman	4.750%	1/1/25	4,000	4,285
	Texas Instruments Inc.	1.850%	5/15/22	8,110	8,315
	Texas Instruments Inc.	2.625%	5/15/24	1,800	1,934
	Texas Instruments Inc.	1.375%	3/12/25	11,432	11,736
	Trimble Inc.	4.150%	6/15/23	1,950	2,076
	Trimble Inc.	4.750%	12/1/24	2,282	2,483
	Tyco Electronics Group SA	3.500%	2/3/22	2,473	2,580
	Tyco Electronics Group SA	3.450%	8/1/24	2,000	2,161
	Verisk Analytics Inc.	4.125%	9/12/22	4,625	4,932
	Verisk Analytics Inc.	4.000%	6/15/25	6,241	7,063
	VMware Inc.	2.950%	8/21/22	21,735	22,569
	VMware Inc.	4.500%	5/15/25	5,100	5,557
	Xilinx Inc.	2.950%	6/1/24	5,442	5,840
	Transportation (0.4%)
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,725	3,833
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,225	4,392
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	8,999	9,425
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	8,637	9,130

34

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,590	3,929
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,970	4,385
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,056	7,748
	Canadian National Railway Co.	2.850%	12/15/21	3,560	3,653
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,200	1,298
	Canadian Pacific Railway Co.	2.900%	2/1/25	4,856	5,228
[3]	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	1,533	1,422
[3]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	948	925
[3]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	3,785	3,484
[3]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	4,738	4,304
	CSX Corp.	3.700%	11/1/23	2,216	2,436
	CSX Corp.	3.400%	8/1/24	3,992	4,396
[3]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	1,966	1,890
	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	2,900	2,874
	FedEx Corp.	3.400%	1/14/22	450	468
	FedEx Corp.	2.625%	8/1/22	4,195	4,367
	FedEx Corp.	2.700%	4/15/23	1,500	1,575
	FedEx Corp.	4.000%	1/15/24	706	781
	FedEx Corp.	3.200%	2/1/25	6,621	7,158
	FedEx Corp.	3.800%	5/15/25	4,721	5,252
	Kansas City Southern	3.000%	5/15/23	2,485	2,539
	Norfolk Southern Corp.	3.250%	12/1/21	4,668	4,807
	Norfolk Southern Corp.	3.000%	4/1/22	6,392	6,643
	Norfolk Southern Corp.	2.903%	2/15/23	4,431	4,677
	Norfolk Southern Corp.	3.850%	1/15/24	1,936	2,118
	Ryder System Inc.	2.250%	9/1/21	3,010	3,043
	Ryder System Inc.	2.800%	3/1/22	3,550	3,642
	Ryder System Inc.	2.875%	6/1/22	368	381
	Ryder System Inc.	3.400%	3/1/23	9,357	9,820
	Ryder System Inc.	3.750%	6/9/23	7,600	8,085
	Ryder System Inc.	3.875%	12/1/23	495	534
	Ryder System Inc.	3.650%	3/18/24	3,402	3,615
	Ryder System Inc.	2.500%	9/1/24	3,000	3,091
	Ryder System Inc.	4.625%	6/1/25	4,000	4,464
	Southwest Airlines Co.	2.750%	11/16/22	2,400	2,418
	Southwest Airlines Co.	4.750%	5/4/23	8,725	8,976
	Southwest Airlines Co.	5.250%	5/4/25	8,508	8,976
	Union Pacific Corp.	2.950%	3/1/22	4,100	4,263
	Union Pacific Corp.	4.163%	7/15/22	2,442	2,598
	Union Pacific Corp.	2.950%	1/15/23	1,950	2,058
	Union Pacific Corp.	2.750%	4/15/23	350	369
	Union Pacific Corp.	3.500%	6/8/23	1,550	1,677
	Union Pacific Corp.	3.646%	2/15/24	1,950	2,130
	Union Pacific Corp.	3.150%	3/1/24	4,005	4,345
	Union Pacific Corp.	3.750%	3/15/24	2,245	2,468
	Union Pacific Corp.	3.250%	1/15/25	5,229	5,726
	United Parcel Service Inc.	3.125%	1/15/21	1	1
	United Parcel Service Inc.	2.350%	5/16/22	8,447	8,743
	United Parcel Service Inc.	2.450%	10/1/22	3,890	4,055
	United Parcel Service Inc.	2.500%	4/1/23	5,984	6,286
	United Parcel Service Inc.	2.200%	9/1/24	500	527
	United Parcel Service Inc.	2.800%	11/15/24	2,147	2,328
	United Parcel Service Inc.	3.900%	4/1/25	9,467	10,743
					7,794,919
Utilities (1.3%)
	Electric (1.2%)
	AEP Texas Inc.	2.400%	10/1/22	2,300	2,377
	Alabama Power Co.	2.450%	3/30/22	5,993	6,182
	Alabama Power Co.	3.550%	12/1/23	2,200	2,414

35

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Corp.	2.500%	9/15/24	3,120	3,256
	Ameren Illinois Co.	3.250%	3/1/25	3,200	3,520
	American Electric Power Co. Inc.	3.650%	12/1/21	5,450	5,674
	American Electric Power Co. Inc.	2.950%	12/15/22	2,800	2,936
	Appalachian Power Co.	4.600%	3/30/21	3,117	3,173
	Arizona Public Service Co.	3.150%	5/15/25	2,307	2,514
	Avangrid Inc.	3.150%	12/1/24	4,605	4,985
	Avangrid Inc.	3.200%	4/15/25	550	599
	Baltimore Gas & Electric Co.	3.500%	11/15/21	2,950	3,056
	Baltimore Gas & Electric Co.	3.350%	7/1/23	2,924	3,121
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,026	3,185
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	3,576	3,920
[4]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	5,150	5,872
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,162
	CenterPoint Energy Inc.	3.600%	11/1/21	2,250	2,334
	CenterPoint Energy Inc.	2.500%	9/1/22	4,225	4,362
	CenterPoint Energy Inc.	3.850%	2/1/24	3,575	3,901
	CenterPoint Energy Inc.	2.500%	9/1/24	3,600	3,791
	CMS Energy Corp.	5.050%	3/15/22	3,915	4,135
	Commonwealth Edison Co.	3.400%	9/1/21	2,418	2,480
	Consumers Energy Co.	2.850%	5/15/22	1,400	1,452
	Consumers Energy Co.	3.375%	8/15/23	2,425	2,622
	Delmarva Power & Light Co.	3.500%	11/15/23	3,175	3,436
	Dominion Energy Inc.	2.715%	8/15/21	3,686	3,765
	Dominion Energy Inc.	2.750%	1/15/22	5,235	5,424
	Dominion Energy Inc.	2.750%	9/15/22	6,328	6,557
	Dominion Energy Inc.	3.071%	8/15/24	200	213
	Dominion Energy Inc.	3.900%	10/1/25	5,000	5,618
	DTE Electric Co.	3.650%	3/15/24	3,134	3,439
	DTE Electric Co.	3.375%	3/1/25	5,000	5,537
	DTE Energy Co.	2.600%	6/15/22	1,500	1,539
	DTE Energy Co.	3.300%	6/15/22	2,935	3,063
	DTE Energy Co.	2.250%	11/1/22	2,000	2,066
	DTE Energy Co.	3.700%	8/1/23	4,950	5,340
	DTE Energy Co.	3.850%	12/1/23	3,000	3,259
	DTE Energy Co.	3.500%	6/1/24	4,483	4,850
	DTE Energy Co.	2.529%	10/1/24	1,029	1,080
	Duke Energy Carolinas LLC	3.350%	5/15/22	3,700	3,871
	Duke Energy Carolinas LLC	2.500%	3/15/23	3,361	3,520
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,175	5,479
	Duke Energy Corp.	1.800%	9/1/21	4,530	4,587
	Duke Energy Corp.	3.550%	9/15/21	3,100	3,185
	Duke Energy Corp.	2.400%	8/15/22	2,850	2,950
	Duke Energy Corp.	3.050%	8/15/22	2,359	2,463
	Duke Energy Corp.	3.950%	10/15/23	3,862	4,218
	Duke Energy Corp.	3.750%	4/15/24	13,009	14,243
	Duke Energy Corp.	2.650%	9/1/26	5,000	5,421
	Duke Energy Florida LLC	3.100%	8/15/21	4,143	4,229
	Duke Energy Ohio Inc.	3.800%	9/1/23	3,500	3,815
	Duke Energy Progress LLC	3.000%	9/15/21	4,130	4,225
	Duke Energy Progress LLC	2.800%	5/15/22	3,509	3,636
	Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,155
	Edison International	2.400%	9/15/22	4,125	4,186
	Edison International	3.125%	11/15/22	410	421
	Edison International	2.950%	3/15/23	2,911	2,976
	Edison International	3.550%	11/15/24	6,605	6,963
	Edison International	4.950%	4/15/25	1,000	1,097
	Entergy Arkansas Inc.	3.700%	6/1/24	3,425	3,754
	Entergy Corp.	4.000%	7/15/22	6,232	6,598
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,617	3,108
	Entergy Louisiana LLC	4.050%	9/1/23	2,400	2,622
	Entergy Louisiana LLC	5.400%	11/1/24	258	305
	Evergy Inc.	2.450%	9/15/24	5,507	5,782
	Eversource Energy	2.500%	3/15/21	4,100	4,152

36

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	2.750%	3/15/22	3,781	3,908
	Eversource Energy	3.800%	12/1/23	4,682	5,027
	Eversource Energy	2.900%	10/1/24	3,299	3,538
	Eversource Energy	3.150%	1/15/25	2,067	2,237
	Exelon Corp.	3.497%	6/1/22	9,995	10,433
	Exelon Corp.	3.950%	6/15/25	3,728	4,188
	Exelon Generation Co. LLC	3.400%	3/15/22	3,250	3,375
	Exelon Generation Co. LLC	4.250%	6/15/22	5,061	5,322
	FirstEnergy Corp.	2.850%	7/15/22	3,950	4,093
	FirstEnergy Corp.	4.250%	3/15/23	7,940	8,591
	FirstEnergy Corp.	2.050%	3/1/25	5,100	5,278
	Florida Power & Light Co.	2.750%	6/1/23	4,420	4,663
	Florida Power & Light Co.	3.250%	6/1/24	2,700	2,933
	Florida Power & Light Co.	2.850%	4/1/25	12,859	14,092
	Georgia Power Co.	2.850%	5/15/22	1,100	1,141
	Georgia Power Co.	2.100%	7/30/23	7,875	8,197
	Georgia Power Co.	2.200%	9/15/24	7,265	7,617
	Interstate Power & Light Co.	3.250%	12/1/24	3,210	3,490
	ITC Holdings Corp.	2.700%	11/15/22	6,292	6,550
	Kansas City Power & Light Co.	3.150%	3/15/23	1,825	1,927
	MidAmerican Energy Co.	3.500%	10/15/24	6,632	7,362
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	2,585	2,641
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	8,939	9,229
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	1,313	1,354
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	1,500	1,550
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,192	3,340
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	2,842	3,081
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	4,326	4,623
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	2,330	2,522
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	1,200	1,336
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,440	3,526
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	3,300	3,366
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	5,604	5,817
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,280	5,547
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	6,861	7,408
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	8,904	9,647
	Northern States Power Co.	2.600%	5/15/23	1,800	1,883
	Ohio Power Co.	5.375%	10/1/21	583	618
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,625	1,716
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	9,325	9,928
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,310	2,509
	Pacific Gas & Electric Co.	1.750%	6/16/22	20,000	20,022
[5]	Pacific Gas & Electric Co.	3.850%	11/15/23	4,500	4,961
[5]	Pacific Gas & Electric Co.	3.750%	2/15/24	3,000	3,330
[5]	Pacific Gas & Electric Co.	3.500%	6/15/25	7,500	8,241
	PacifiCorp	3.850%	6/15/21	2,710	2,774
	PacifiCorp	2.950%	2/1/22	4,619	4,780
	PacifiCorp	3.600%	4/1/24	2,885	3,166
	PECO Energy Co.	1.700%	9/15/21	3,260	3,308
	Pinnacle West Capital Corp.	1.300%	6/15/25	3,600	3,632
	PPL Capital Funding Inc.	4.200%	6/15/22	3,981	4,214
	PPL Capital Funding Inc.	3.400%	6/1/23	7,114	7,530
	PPL Capital Funding Inc.	3.950%	3/15/24	150	163
	PPL Electric Utilities Corp.	3.000%	9/15/21	450	461
	Progress Energy Inc.	3.150%	4/1/22	1,000	1,037
	PSEG Power LLC	3.850%	6/1/23	6,830	7,368
	Public Service Electric & Gas Co.	2.375%	5/15/23	3,500	3,658
	Public Service Electric & Gas Co.	3.000%	5/15/25	2,800	3,072
	Public Service Enterprise Group Inc.	2.000%	11/15/21	600	610
	Public Service Enterprise Group Inc.	2.650%	11/15/22	5,250	5,472
	Public Service Enterprise Group Inc.	2.875%	6/15/24	4,750	5,064
	Puget Energy Inc.	6.000%	9/1/21	4,717	4,938
	Puget Energy Inc.	5.625%	7/15/22	3,315	3,540
	Puget Energy Inc.	3.650%	5/15/25	5,000	5,206

37

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	3.000%	8/15/21	3,377	3,443
	San Diego Gas & Electric Co.	3.600%	9/1/23	1,248	1,345
[3]	Southern California Edison Co.	1.845%	2/1/22	1,159	1,158
	Southern California Edison Co.	2.400%	2/1/22	1,200	1,217
	Southern California Edison Co.	3.400%	6/1/23	2,500	2,631
	Southern California Edison Co.	3.500%	10/1/23	4,659	4,985
	Southern California Edison Co.	3.700%	8/1/25	7,025	7,754
	Southern Co.	2.350%	7/1/21	2,559	2,597
	Southern Co.	2.950%	7/1/23	1,600	1,692
[3]	Southern Co.	5.500%	3/15/57	1,150	1,160
	Southern Power Co.	2.500%	12/15/21	1,900	1,938
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,314
	Union Electric Co.	3.500%	4/15/24	2,700	2,929
	Virginia Electric & Power Co.	2.950%	1/15/22	6,395	6,570
	Virginia Electric & Power Co.	2.750%	3/15/23	11,327	11,863
	Virginia Electric & Power Co.	3.100%	5/15/25	4,876	5,337
	WEC Energy Group Inc.	3.550%	6/15/25	2,157	2,407
	Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,099
	Wisconsin Electric Power Co.	2.050%	12/15/24	700	737
	Wisconsin Public Service Corp.	3.350%	11/21/21	4,513	4,703
	Xcel Energy Inc.	2.400%	3/15/21	5,450	5,499
	Xcel Energy Inc.	2.600%	3/15/22	2,075	2,135
	Xcel Energy Inc.	3.300%	6/1/25	6,106	6,708
	Natural Gas (0.1%)
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,600	2,769
[4]	East Ohio Gas Co.	1.300%	6/15/25	3,000	3,013
	NiSource Inc.	2.650%	11/17/22	2,800	2,915
	NiSource Inc.	3.650%	6/15/23	2,850	3,071
	ONE Gas Inc.	3.610%	2/1/24	1,895	2,061
	Sempra Energy	2.875%	10/1/22	4,029	4,174
	Sempra Energy	2.900%	2/1/23	5,235	5,470
	Sempra Energy	4.050%	12/1/23	3,381	3,680
	Southern California Gas Co.	3.200%	6/15/25	2,300	2,531
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,597	2,665
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	4,275	4,472
	Other Utility (0.0%)
	American Water Capital Corp.	3.850%	3/1/24	3,525	3,890
	American Water Capital Corp.	3.400%	3/1/25	7,500	8,326
					682,578
Total Corporate Bonds (Cost $13,987,139)					14,524,575
Sovereign Bonds (6.8%)
	African Development Bank	1.250%	7/26/21	10,734	10,844
	African Development Bank	2.375%	9/23/21	12,035	12,339
	African Development Bank	0.500%	4/22/22	1,800	1,807
	African Development Bank	1.625%	9/16/22	8,200	8,437
	African Development Bank	2.125%	11/16/22	19,525	20,350
	African Development Bank	0.750%	4/3/23	4,550	4,604
	African Development Bank	3.000%	9/20/23	8,850	9,595
	Asian Development Bank	2.125%	11/24/21	8,400	8,614
	Asian Development Bank	2.000%	2/16/22	29,455	30,271
	Asian Development Bank	1.875%	2/18/22	26,870	27,563
	Asian Development Bank	0.625%	4/7/22	29,200	29,374
	Asian Development Bank	1.875%	7/19/22	14,871	15,356
	Asian Development Bank	1.875%	8/10/22	12,004	12,402
	Asian Development Bank	1.750%	9/13/22	28,587	29,497
	Asian Development Bank	1.625%	1/24/23	8,500	8,786
	Asian Development Bank	2.750%	3/17/23	21,017	22,395
	Asian Development Bank	2.625%	1/30/24	17,950	19,390
	Asian Development Bank	1.500%	10/18/24	19,415	20,308
	Asian Development Bank	2.000%	1/22/25	3,558	3,803
	Asian Development Bank	0.625%	4/29/25	43,600	43,885

38

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asian Infrastructure Investment Bank	2.250%	5/16/24	15,300	16,376
Asian Infrastructure Investment Bank	0.500%	5/28/25	17,000	16,961
Canada	2.625%	1/25/22	16,350	16,957
Canada	2.000%	11/15/22	24,531	25,559
Canada	1.625%	1/22/25	6,175	6,505
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,306	15,969
CNOOC Finance 2015 USA LLC	3.750%	5/2/23	650	691
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	11,732	12,790
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	15,590	17,103
Corp. Andina de Fomento	2.125%	9/27/21	8,110	8,171
Corp. Andina de Fomento	3.250%	2/11/22	6,000	6,144
Corp. Andina de Fomento	4.375%	6/15/22	6,301	6,614
Corp. Andina de Fomento	2.750%	1/6/23	7,750	7,942
Corp. Andina de Fomento	2.375%	5/12/23	4,300	4,362
Corp. Andina de Fomento	3.750%	11/23/23	7,491	8,006
Council of Europe Development Bank	1.750%	9/26/22	6,180	6,378
Council of Europe Development Bank	2.625%	2/13/23	9,762	10,348
Council of Europe Development Bank	0.250%	6/10/23	3,000	2,996
Council of Europe Development Bank	1.375%	2/27/25	9,300	9,683
Ecopetrol SA	5.875%	9/18/23	13,965	14,960
Ecopetrol SA	4.125%	1/16/25	7,233	7,206
Equinor ASA	2.750%	11/10/21	114	117
Equinor ASA	3.150%	1/23/22	6,239	6,491
Equinor ASA	2.450%	1/17/23	8,937	9,326
Equinor ASA	2.650%	1/15/24	16,801	17,866
Equinor ASA	3.700%	3/1/24	8,788	9,727
Equinor ASA	3.250%	11/10/24	3,484	3,848
Equinor ASA	2.875%	4/6/25	3,410	3,672
European Bank for Reconstruction & Development	1.875%	7/15/21	10,300	10,469
European Bank for Reconstruction & Development	1.500%	11/2/21	5,654	5,744
European Bank for Reconstruction & Development	1.875%	2/23/22	9,561	9,810
European Bank for Reconstruction & Development	2.750%	3/7/23	15,120	16,102
European Bank for Reconstruction & Development	0.250%	7/10/23	15,000	14,993
European Bank for Reconstruction & Development	1.500%	2/13/25	3,500	3,665
European Bank for Reconstruction & Development	0.500%	5/19/25	10,000	10,011
European Investment Bank	1.375%	9/15/21	23,487	23,802
European Investment Bank	2.125%	10/15/21	29,540	30,248
European Investment Bank	2.875%	12/15/21	23,478	24,373
European Investment Bank	2.250%	3/15/22	32,350	33,451
European Investment Bank	2.625%	5/20/22	10,081	10,531
European Investment Bank	2.375%	6/15/22	20,710	21,568
European Investment Bank	2.250%	8/15/22	23,115	24,093
European Investment Bank	1.375%	9/6/22	22,624	23,178
European Investment Bank	2.000%	12/15/22	23,180	24,168
European Investment Bank	2.500%	3/15/23	34,248	36,307
European Investment Bank	1.375%	5/15/23	7,728	7,971
European Investment Bank	2.875%	8/15/23	23,765	25,675
European Investment Bank	0.250%	9/15/23	30,000	29,975
European Investment Bank	3.125%	12/14/23	26,803	29,394
European Investment Bank	3.250%	1/29/24	37,188	41,036
European Investment Bank	2.625%	3/15/24	19,765	21,419
European Investment Bank	2.250%	6/24/24	7,266	7,809
European Investment Bank	1.875%	2/10/25	16,365	17,444
European Investment Bank	1.625%	3/14/25	43,784	46,220
Export Development Canada	1.375%	10/21/21	8,250	8,362
Export Development Canada	2.000%	5/17/22	1,000	1,032
Export Development Canada	1.750%	7/18/22	6,200	6,382
Export Development Canada	2.500%	1/24/23	8,040	8,479
Export Development Canada	1.375%	2/24/23	20,400	20,909
Export Development Canada	2.750%	3/15/23	9,900	10,540
Export Development Canada	2.625%	2/21/24	4,650	5,025
Export-Import Bank of Korea	4.375%	9/15/21	2,500	2,607
Export-Import Bank of Korea	1.875%	10/21/21	13,805	14,001
Export-Import Bank of Korea	2.750%	1/25/22	3,650	3,758

39

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	5.000%	4/11/22	9,175	9,850
	Export-Import Bank of Korea	3.000%	11/1/22	7,960	8,364
	Export-Import Bank of Korea	3.625%	11/27/23	3,120	3,407
	Export-Import Bank of Korea	4.000%	1/14/24	4,625	5,106
	Export-Import Bank of Korea	2.875%	1/21/25	7,420	8,025
	Export-Import Bank of Korea	1.875%	2/12/25	1,100	1,141
	FMS Wertmanagement	2.000%	8/1/22	20,235	20,945
	FMS Wertmanagement	2.750%	3/6/23	10,450	11,128
	Hydro-Quebec	8.400%	1/15/22	5,825	6,507
	Hydro-Quebec	8.050%	7/7/24	4,675	5,932
	Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,765	3,826
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,450	6,690
	Inter-American Development Bank	1.875%	7/23/21	6,450	6,558
	Inter-American Development Bank	1.250%	9/14/21	3,250	3,287
	Inter-American Development Bank	2.125%	1/18/22	26,550	27,302
	Inter-American Development Bank	1.750%	4/14/22	18,530	19,012
	Inter-American Development Bank	1.750%	9/14/22	17,300	17,855
	Inter-American Development Bank	3.000%	9/26/22	8,000	8,481
	Inter-American Development Bank	2.500%	1/18/23	28,633	30,224
	Inter-American Development Bank	0.500%	5/24/23	32,250	32,440
	Inter-American Development Bank	3.000%	10/4/23	15,630	16,977
	Inter-American Development Bank	2.625%	1/16/24	20,650	22,289
	Inter-American Development Bank	3.000%	2/21/24	25,900	28,350
	Inter-American Development Bank	2.125%	1/15/25	10,220	10,975
	Inter-American Development Bank	1.750%	3/14/25	21,706	22,988
	Inter-American Development Bank	0.875%	4/3/25	26,700	27,185
	International Bank for Reconstruction & Development	2.750%	7/23/21	42,909	44,039
	International Bank for Reconstruction & Development	1.375%	9/20/21	34,720	35,191
	International Bank for Reconstruction & Development	2.125%	12/13/21	8,065	8,281
	International Bank for Reconstruction & Development	2.000%	1/26/22	37,840	38,865
	International Bank for Reconstruction & Development	1.625%	2/10/22	23,625	24,139
	International Bank for Reconstruction & Development	2.125%	7/1/22	26,650	27,630
	International Bank for Reconstruction & Development	1.875%	10/7/22	4,329	4,485
	International Bank for Reconstruction & Development	7.625%	1/19/23	10,796	12,793
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,375	6,631
	International Bank for Reconstruction & Development	1.875%	6/19/23	33,475	35,034
	International Bank for Reconstruction & Development	3.000%	9/27/23	19,650	21,347
	International Bank for Reconstruction & Development	2.500%	3/19/24	17,050	18,396
	International Bank for Reconstruction & Development	1.500%	8/28/24	22,150	23,146
	International Bank for Reconstruction & Development	2.500%	11/25/24	28,553	31,128
	International Bank for Reconstruction & Development	1.625%	1/15/25	16,600	17,476
	International Bank for Reconstruction & Development	2.125%	3/3/25	2,794	3,009
	International Bank for Reconstruction & Development	0.750%	3/11/25	22,100	22,389
	International Bank for Reconstruction & Development	0.625%	4/22/25	60,650	61,102
	International Finance Corp.	1.125%	7/20/21	6,040	6,094
	International Finance Corp.	2.000%	10/24/22	9,050	9,405
	International Finance Corp.	2.875%	7/31/23	22,600	24,377
	International Finance Corp.	1.375%	10/16/24	12,175	12,670
[6]	Japan Bank for International Cooperation	3.125%	7/20/21	7,070	7,267
[6]	Japan Bank for International Cooperation	1.500%	7/21/21	8,300	8,391
[6]	Japan Bank for International Cooperation	2.000%	11/4/21	7,225	7,372
[6]	Japan Bank for International Cooperation	2.500%	6/1/22	6,305	6,547
[6]	Japan Bank for International Cooperation	2.375%	7/21/22	9,850	10,228
[6]	Japan Bank for International Cooperation	1.625%	10/17/22	1,750	1,795
[6]	Japan Bank for International Cooperation	2.375%	11/16/22	11,410	11,753
[6]	Japan Bank for International Cooperation	1.750%	1/23/23	16,200	16,703
[6]	Japan Bank for International Cooperation	0.625%	5/22/23	15,000	15,047
[6]	Japan Bank for International Cooperation	3.250%	7/20/23	19,125	20,681
[6]	Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,601
[6]	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,918
[6]	Japan Bank for International Cooperation	2.500%	5/23/24	17,700	18,979
[6]	Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,845
[6]	Japan Bank for International Cooperation	1.750%	10/17/24	4,750	4,963
[6]	Japan Bank for International Cooperation	2.125%	2/10/25	1,031	1,097

40

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,809
[7]	KFW	1.500%	6/15/21	12,000	12,142
[7]	KFW	2.375%	8/25/21	22,500	23,043
[7]	KFW	1.750%	9/15/21	22,100	22,491
[7]	KFW	2.000%	11/30/21	25,015	25,622
[7]	KFW	3.125%	12/15/21	23,380	24,341
[7]	KFW	2.625%	1/25/22	14,580	15,116
[7]	KFW	2.500%	2/15/22	26,040	26,988
[7]	KFW	2.125%	3/7/22	36,258	37,394
[7]	KFW	2.125%	6/15/22	17,001	17,620
[7]	KFW	1.750%	8/22/22	44,670	46,093
[7]	KFW	2.000%	10/4/22	19,540	20,297
[7]	KFW	2.375%	12/29/22	17,246	18,144
[7]	KFW	2.125%	1/17/23	34,630	36,242
[7]	KFW	1.625%	2/15/23	40,500	41,860
[7]	KFW	2.625%	2/28/24	18,500	20,029
[7]	KFW	1.375%	8/5/24	22,704	23,519
[7]	KFW	2.500%	11/20/24	31,735	34,602
[7]	KFW	2.000%	5/2/25	12,637	13,567
	Korea Development Bank	4.625%	11/16/21	7,755	8,153
	Korea Development Bank	2.625%	2/27/22	3,008	3,094
	Korea Development Bank	3.000%	3/19/22	4,425	4,585
	Korea Development Bank	3.000%	9/14/22	3,060	3,206
	Korea Development Bank	3.375%	3/12/23	2,000	2,129
	Korea Development Bank	2.750%	3/19/23	4,700	4,927
	Korea Development Bank	3.750%	1/22/24	4,975	5,452
	Korea Development Bank	3.250%	2/19/24	1,500	1,619
	Korea Development Bank	2.125%	10/1/24	3,810	3,988
[7]	Landwirtschaftliche Rentenbank	1.750%	9/24/21	6,500	6,614
[7]	Landwirtschaftliche Rentenbank	2.250%	10/1/21	6,790	6,952
[7]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	10,130	10,373
[7]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	7,430	8,112
[7]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	10,201	10,896
[7]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	15,200	15,216
[7]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	11,970	13,059
	Nordic Investment Bank	1.250%	8/2/21	4,425	4,470
	Nordic Investment Bank	2.250%	9/30/21	3,550	3,635
	Nordic Investment Bank	2.125%	2/1/22	9,255	9,522
	Nordic Investment Bank	1.375%	10/17/22	5,542	5,677
	Nordic Investment Bank	0.375%	5/19/23	15,250	15,263
	Nordic Investment Bank	2.875%	7/19/23	5,800	6,251
	Nordic Investment Bank	2.250%	5/21/24	667	710
	North American Development Bank	2.400%	10/26/22	838	869
[8]	Oesterreichische Kontrollbank AG	2.875%	9/7/21	8,650	8,911
[8]	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,800	1,845
[8]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	6,925	7,176
[8]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	2,315	2,381
[8]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	9,865	10,523
[8]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,250	5,728
[8]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	8,700	9,052
[3]	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,280
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,430
[3]	Petroleos Mexicanos	2.290%	2/15/24	760	779
	Province of Alberta	2.200%	7/26/22	11,494	11,891
	Province of Alberta	3.350%	11/1/23	13,925	15,168
	Province of Alberta	2.950%	1/23/24	11,500	12,430
	Province of Alberta	1.875%	11/13/24	18,800	19,659
	Province of Alberta	1.000%	5/20/25	9,760	9,831
	Province of British Columbia	2.650%	9/22/21	6,258	6,437
	Province of British Columbia	2.000%	10/23/22	6,379	6,624
	Province of British Columbia	1.750%	9/27/24	5,400	5,666
	Province of Manitoba	2.050%	11/30/20	9,700	9,760
	Province of Manitoba	2.125%	5/4/22	2,836	2,924
	Province of Manitoba	2.100%	9/6/22	3,775	3,906

41

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Manitoba	2.600%	4/16/24	6,750	7,250
	Province of Manitoba	3.050%	5/14/24	7,316	7,984
	Province of New Brunswick	2.500%	12/12/22	4,500	4,718
	Province of Ontario	2.500%	9/10/21	17,450	17,883
	Province of Ontario	2.400%	2/8/22	13,010	13,429
	Province of Ontario	2.550%	4/25/22	12,750	13,245
	Province of Ontario	2.250%	5/18/22	23,245	24,049
	Province of Ontario	2.450%	6/29/22	10,850	11,280
	Province of Ontario	2.200%	10/3/22	1,883	1,955
	Province of Ontario	1.750%	1/24/23	8,600	8,894
	Province of Ontario	3.400%	10/17/23	24,250	26,509
	Province of Ontario	3.050%	1/29/24	8,650	9,412
	Province of Ontario	3.200%	5/16/24	9,300	10,219
	Province of Quebec	2.750%	8/25/21	20,908	21,480
	Province of Quebec	2.375%	1/31/22	23,960	24,700
	Province of Quebec	2.625%	2/13/23	4,825	5,100
	Province of Quebec	2.500%	4/9/24	11,720	12,577
	Province of Quebec	2.875%	10/16/24	10,445	11,437
	Province of Quebec	1.500%	2/11/25	11,100	11,392
	Province of Saskatchewan	8.500%	7/15/22	1,848	2,141
	Republic of Chile	3.250%	9/14/21	8,859	9,114
	Republic of Chile	2.250%	10/30/22	2,460	2,540
	Republic of Colombia	4.375%	7/12/21	9,135	9,386
	Republic of Colombia	4.000%	2/26/24	22,377	23,497
	Republic of Colombia	8.125%	5/21/24	5,765	6,917
	Republic of Hungary	6.375%	3/29/21	12,145	12,631
	Republic of Hungary	5.375%	2/21/23	10,305	11,284
	Republic of Hungary	5.750%	11/22/23	11,645	13,232
	Republic of Hungary	5.375%	3/25/24	14,041	15,938
	Republic of Indonesia	2.950%	1/11/23	7,770	7,984
	Republic of Indonesia	4.450%	2/11/24	4,108	4,442
	Republic of Italy	6.875%	9/27/23	19,410	22,474
	Republic of Italy	2.375%	10/17/24	22,180	22,522
	Republic of Korea	3.875%	9/11/23	11,130	12,200
[3]	Republic of Panama	4.000%	9/22/24	11,513	12,492
[3]	Republic of Panama	3.750%	3/16/25	7,255	7,846
	Republic of Poland	5.125%	4/21/21	11,980	12,414
	Republic of Poland	5.000%	3/23/22	12,348	13,244
	Republic of Poland	3.000%	3/17/23	13,714	14,522
	Republic of Poland	4.000%	1/22/24	9,717	10,761
	Republic of the Philippines	4.200%	1/21/24	7,380	8,017
	Republic of the Philippines	9.500%	10/21/24	3,251	4,247
	Republic of the Philippines	10.625%	3/16/25	10,049	14,043
	State of Israel	4.000%	6/30/22	10,475	11,146
	State of Israel	3.150%	6/30/23	6,800	7,258
	Svensk Exportkredit AB	1.625%	9/12/21	3,150	3,197
	Svensk Exportkredit AB	3.125%	11/8/21	7,150	7,413
	Svensk Exportkredit AB	2.375%	3/9/22	7,100	7,333
	Svensk Exportkredit AB	2.000%	8/30/22	6,900	7,131
	Svensk Exportkredit AB	1.625%	11/14/22	9,950	10,228
	Svensk Exportkredit AB	2.875%	3/14/23	9,800	10,441
	Svensk Exportkredit AB	0.750%	4/6/23	3,500	3,529
	Svensk Exportkredit AB	1.750%	12/12/23	1,700	1,774
	Svensk Exportkredit AB	0.625%	5/14/25	11,800	11,827
	Syngenta Finance NV	3.125%	3/28/22	3,615	3,656
	United Mexican States	3.625%	3/15/22	14,625	15,202
	United Mexican States	4.000%	10/2/23	22,385	23,814
	United Mexican States	3.600%	1/30/25	10,489	11,076
[3]	United Mexican States	3.900%	4/27/25	9,000	9,603
Total Sovereign Bonds (Cost $3,571,847)					3,691,718

42

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	2,195	2,251
California GO	5.700%	11/1/21	3,330	3,557
California GO	2.367%	4/1/22	1,080	1,113
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	4,500	4,593
Illinois GO	4.950%	6/1/23	6,409	6,475
Massachusetts GO	4.200%	12/1/21	2,250	2,307
[9] New Jersey Economic Development Authority Lease Revenue	0.000%	2/15/22	5,000	4,912
New York State Urban Development Corp. Revenue	2.100%	3/15/22	655	663
Oregon GO	5.762%	6/1/23	1,045	1,151
Utah GO	4.554%	7/1/24	7,815	8,304
Total Taxable Municipal Bonds (Cost $34,775)				35,326

		Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[10] Vanguard Market Liquidity Fund (Cost $258,448)	0.227%	2,584,480	258,448
Total Investments (99.8%) (Cost $52,156,017)			54,093,274
Other Assets and Liabilities—Net (0.2%)			123,826
Net Assets (100%)			54,217,100

Cost is in $000.

1	U.S. government-guaranteed.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $484,129,000, representing 0.9% of net assets.
5	Non-income-producing security—security in default.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

43

________________________________________________________________________________________________________________________________________________________________________________________

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (49.3%)
U.S. Government Securities (48.7%)
	United States Treasury Note/Bond	2.000%	2/15/25	110,901	119,704
	United States Treasury Note/Bond	0.375%	4/30/25	7,700	7,734
	United States Treasury Note/Bond	2.875%	4/30/25	931	1,046
	United States Treasury Note/Bond	2.125%	5/15/25	25,660	27,933
	United States Treasury Note/Bond	2.000%	8/15/25	401,237	435,591
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	63,295
	United States Treasury Note/Bond	2.750%	8/31/25	204,830	230,370
	United States Treasury Note/Bond	3.000%	9/30/25	168,116	191,521
	United States Treasury Note/Bond	3.000%	10/31/25	126,522	144,354
	United States Treasury Note/Bond	2.250%	11/15/25	270,522	298,039
	United States Treasury Note/Bond	2.875%	11/30/25	201,505	228,865
	United States Treasury Note/Bond	2.625%	12/31/25	239,685	269,308
	United States Treasury Note/Bond	2.625%	1/31/26	201,235	226,389
	United States Treasury Note/Bond	1.625%	2/15/26	768,664	822,109
	United States Treasury Note/Bond	6.000%	2/15/26	12,240	16,069
	United States Treasury Note/Bond	2.500%	2/28/26	366,000	409,693
	United States Treasury Note/Bond	2.250%	3/31/26	219,650	243,023
	United States Treasury Note/Bond	2.375%	4/30/26	251,875	280,762
	United States Treasury Note/Bond	1.625%	5/15/26	652,268	698,742
	United States Treasury Note/Bond	2.125%	5/31/26	332,456	366,014
	United States Treasury Note/Bond	1.875%	6/30/26	177,205	192,601
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	203,496
	United States Treasury Note/Bond	1.500%	8/15/26	771,261	821,632
	United States Treasury Note/Bond	1.375%	8/31/26	432,825	457,847
	United States Treasury Note/Bond	1.625%	9/30/26	195,330	209,704
	United States Treasury Note/Bond	1.625%	10/31/26	175,245	188,224
	United States Treasury Note/Bond	2.000%	11/15/26	310,512	340,883
	United States Treasury Note/Bond	6.500%	11/15/26	23,500	32,478
	United States Treasury Note/Bond	1.625%	11/30/26	448,479	481,904
	United States Treasury Note/Bond	1.750%	12/31/26	111,750	121,022
	United States Treasury Note/Bond	1.500%	1/31/27	134,445	143,498
	United States Treasury Note/Bond	2.250%	2/15/27	712,625	795,689
	United States Treasury Note/Bond	1.125%	2/28/27	48,655	50,746
	United States Treasury Note/Bond	0.625%	3/31/27	690	697
	United States Treasury Note/Bond	2.375%	5/15/27	521,777	588,711
	United States Treasury Note/Bond	0.500%	5/31/27	385,770	386,009
	United States Treasury Note/Bond	0.500%	6/30/27	163,090	163,167
	United States Treasury Note/Bond	2.250%	8/15/27	575,586	646,273
	United States Treasury Note/Bond	2.250%	11/15/27	550,965	620,354
	United States Treasury Note/Bond	2.750%	2/15/28	539,955	629,722
	United States Treasury Note/Bond	2.875%	5/15/28	553,253	652,667
	United States Treasury Note/Bond	2.875%	8/15/28	588,945	697,164
	United States Treasury Note/Bond	5.500%	8/15/28	9,960	13,879
	United States Treasury Note/Bond	3.125%	11/15/28	757,703	915,639
	United States Treasury Note/Bond	5.250%	11/15/28	10,000	13,831
	United States Treasury Note/Bond	2.625%	2/15/29	636,111	745,045
	United States Treasury Note/Bond	5.250%	2/15/29	15,235	21,229
	United States Treasury Note/Bond	2.375%	5/15/29	548,646	633,001
	United States Treasury Note/Bond	1.625%	8/15/29	589,130	642,517
	United States Treasury Note/Bond	6.125%	8/15/29	10,000	14,922
	United States Treasury Note/Bond	1.750%	11/15/29	483,914	534,120
	United States Treasury Note/Bond	1.500%	2/15/30	71,951	77,751
	United States Treasury Note/Bond	0.625%	5/15/30	804,308	801,799
	United States Treasury Note/Bond	6.250%	5/15/30	16,000	24,627
					17,943,409
Agency Notes (0.6%)
[1]	AID-Jordan	3.000%	6/30/25	4,675	5,092
	Federal Home Loan Banks	3.250%	11/16/28	25,505	30,380
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,430	12,723
[2]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	36,560
[2]	Federal National Mortgage Assn.	1.875%	9/24/26	25,845	27,836

44

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	15,504	22,500
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	17,775	27,682
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	13,160	20,844
	Private Export Funding Corp.	3.250%	6/15/25	1,675	1,879
	Tennessee Valley Authority	6.750%	11/1/25	6,830	9,024
	Tennessee Valley Authority	2.875%	2/1/27	12,000	13,459
	Tennessee Valley Authority	7.125%	5/1/30	3,970	6,151
					214,130
Total U.S. Government and Agency Obligations (Cost $16,564,293)					18,157,539
Corporate Bonds (45.3%)
Finance (16.1%)
	Banking (11.1%)
	American Express Co.	4.200%	11/6/25	4,115	4,763
	American Express Co.	3.125%	5/20/26	5,921	6,542
	American Express Credit Corp.	3.300%	5/3/27	20,529	23,039
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,665	6,474
	Banco Santander SA	5.179%	11/19/25	7,042	7,889
	Banco Santander SA	4.250%	4/11/27	13,554	14,934
	Banco Santander SA	3.800%	2/23/28	8,200	8,819
	Banco Santander SA	4.379%	4/12/28	7,350	8,217
	Banco Santander SA	3.306%	6/27/29	6,466	6,939
	Banco Santander SA	3.490%	5/28/30	10,000	10,747
	Bank of America Corp.	3.875%	8/1/25	600	680
[3]	Bank of America Corp.	3.093%	10/1/25	14,825	16,008
	Bank of America Corp.	4.450%	3/3/26	17,159	19,712
	Bank of America Corp.	3.500%	4/19/26	28,046	31,580
	Bank of America Corp.	4.250%	10/22/26	23,033	26,394
[3]	Bank of America Corp.	3.559%	4/23/27	6,325	7,050
	Bank of America Corp.	3.248%	10/21/27	23,755	26,217
	Bank of America Corp.	4.183%	11/25/27	22,949	26,180
[3]	Bank of America Corp.	3.824%	1/20/28	27,475	31,009
[3]	Bank of America Corp.	3.705%	4/24/28	14,541	16,434
[3]	Bank of America Corp.	3.593%	7/21/28	26,645	29,928
[3]	Bank of America Corp.	3.419%	12/20/28	69,016	76,876
[3]	Bank of America Corp.	3.970%	3/5/29	20,075	22,958
[3]	Bank of America Corp.	4.271%	7/23/29	46,100	54,281
[3]	Bank of America Corp.	3.974%	2/7/30	15,567	18,122
[3]	Bank of America Corp.	3.194%	7/23/30	2,400	2,654
[3]	Bank of America Corp.	2.884%	10/22/30	9,250	10,010
[3]	Bank of America Corp.	2.496%	2/13/31	53,420	55,958
[3]	Bank of America Corp.	2.592%	4/29/31	9,200	9,731
[3]	Bank of Montreal	3.803%	12/15/32	10,400	11,089
	Bank of New York Mellon Corp.	2.800%	5/4/26	7,423	8,204
	Bank of New York Mellon Corp.	2.450%	8/17/26	10,130	11,005
	Bank of New York Mellon Corp.	3.250%	5/16/27	10,859	12,307
	Bank of New York Mellon Corp.	3.400%	1/29/28	10,250	11,773
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,800	8,818
	Bank of New York Mellon Corp.	3.300%	8/23/29	10,250	11,526
	Bank of Nova Scotia	2.200%	2/3/25	14,873	15,570
	Bank of Nova Scotia	4.500%	12/16/25	7,887	8,893
	Bank of Nova Scotia	2.700%	8/3/26	8,180	8,917
	Bank One Corp.	7.750%	7/15/25	1,750	2,252
	Bank One Corp.	8.000%	4/29/27	7,110	9,920
	BankUnited Inc.	4.875%	11/17/25	3,000	3,277
	BankUnited Inc.	5.125%	6/11/30	2,500	2,549
	Barclays plc	3.650%	3/16/25	187	203
	Barclays plc	4.375%	1/12/26	23,414	26,318
	Barclays plc	5.200%	5/12/26	19,015	21,210
	Barclays plc	4.337%	1/10/28	8,200	9,126
	Barclays plc	4.836%	5/9/28	17,775	19,500
[3]	Barclays plc	4.972%	5/16/29	12,553	14,610
[3]	Barclays plc	5.088%	6/20/30	8,025	9,044

45

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	2.645%	6/24/31	8,400	8,400
	BBVA USA	3.875%	4/10/25	508	540
	BPCE SA	3.375%	12/2/26	3,450	3,829
	Capital One Financial Corp.	4.200%	10/29/25	22,372	24,856
	Capital One Financial Corp.	3.750%	7/28/26	14,746	16,101
	Capital One Financial Corp.	3.750%	3/9/27	10,894	12,032
	Capital One Financial Corp.	3.650%	5/11/27	11,650	12,728
	Capital One Financial Corp.	3.800%	1/31/28	14,628	16,256
	Citigroup Inc.	5.500%	9/13/25	7,770	9,220
	Citigroup Inc.	3.700%	1/12/26	22,548	25,167
	Citigroup Inc.	4.600%	3/9/26	16,310	18,636
	Citigroup Inc.	3.400%	5/1/26	6,372	7,052
	Citigroup Inc.	3.200%	10/21/26	35,776	39,168
	Citigroup Inc.	4.300%	11/20/26	6,150	7,013
	Citigroup Inc.	4.450%	9/29/27	41,651	47,481
[3]	Citigroup Inc.	3.887%	1/10/28	30,529	34,308
	Citigroup Inc.	6.625%	1/15/28	875	1,141
[3]	Citigroup Inc.	3.668%	7/24/28	35,542	39,563
	Citigroup Inc.	4.125%	7/25/28	4,250	4,803
[3]	Citigroup Inc.	3.520%	10/27/28	24,381	26,997
[3]	Citigroup Inc.	4.075%	4/23/29	6,390	7,280
[3]	Citigroup Inc.	3.980%	3/20/30	25,850	29,608
[3]	Citigroup Inc.	2.976%	11/5/30	13,450	14,288
[3]	Citigroup Inc.	2.666%	1/29/31	15,000	15,569
[3]	Citigroup Inc.	4.412%	3/31/31	36,693	43,292
[3]	Citigroup Inc.	2.572%	6/3/31	20,000	20,660
	Citizens Bank NA	3.750%	2/18/26	10,383	11,638
	Citizens Financial Group Inc.	4.300%	12/3/25	7,695	8,567
	Citizens Financial Group Inc.	2.850%	7/27/26	4,455	4,809
	Citizens Financial Group Inc.	2.500%	2/6/30	2,328	2,376
	Citizens Financial Group Inc.	3.250%	4/30/30	100	107
	Comerica Bank	4.000%	7/27/25	1,925	2,086
	Cooperatieve Rabobank UA	4.375%	8/4/25	12,860	14,405
	Cooperatieve Rabobank UA	3.750%	7/21/26	7,815	8,567
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	10,695	12,299
	Deutsche Bank AG	4.100%	1/13/26	3,679	3,900
	Discover Bank	4.250%	3/13/26	3,556	3,993
	Discover Bank	3.450%	7/27/26	12,114	13,100
	Discover Bank	4.650%	9/13/28	6,037	6,935
	Discover Bank	2.700%	2/6/30	4,100	4,103
	Discover Financial Services	3.950%	11/6/24	3	3
	Discover Financial Services	3.750%	3/4/25	9	10
	Discover Financial Services	4.500%	1/30/26	10,410	11,673
	Discover Financial Services	4.100%	2/9/27	11,454	12,483
	Fifth Third Bancorp	2.550%	5/5/27	3,750	4,006
	Fifth Third Bancorp	3.950%	3/14/28	9,015	10,549
	Fifth Third Bank	3.950%	7/28/25	5,125	5,911
	Fifth Third Bank	3.850%	3/15/26	7,840	8,779
	Fifth Third Bank	2.250%	2/1/27	3,125	3,307
	FirstMerit Bank NA	4.270%	11/25/26	1,225	1,391
	Goldman Sachs Group Inc.	3.500%	1/23/25	20	22
	Goldman Sachs Group Inc.	4.250%	10/21/25	9,855	11,114
	Goldman Sachs Group Inc.	3.750%	2/25/26	21,753	24,257
	Goldman Sachs Group Inc.	3.500%	11/16/26	21,958	24,100
	Goldman Sachs Group Inc.	5.950%	1/15/27	6,428	8,045
	Goldman Sachs Group Inc.	3.850%	1/26/27	30,794	34,750
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	24,450	27,344
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	29,585	33,422
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	13,467	15,643
	Goldman Sachs Group Inc.	2.600%	2/7/30	17,250	18,085
	Goldman Sachs Group Inc.	3.800%	3/15/30	17,500	19,888
	HSBC Holdings plc	4.250%	8/18/25	10,707	11,664
	HSBC Holdings plc	4.300%	3/8/26	21,643	24,430
	HSBC Holdings plc	3.900%	5/25/26	19,045	21,014

46

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	HSBC Holdings plc	4.292%	9/12/26	22,350	24,780
	HSBC Holdings plc	4.375%	11/23/26	18,175	20,227
[3]	HSBC Holdings plc	4.041%	3/13/28	19,085	21,009
[3]	HSBC Holdings plc	4.583%	6/19/29	19,925	22,902
	HSBC Holdings plc	4.950%	3/31/30	20,150	24,092
[3]	HSBC Holdings plc	3.973%	5/22/30	30,742	34,098
[3]	HSBC Holdings plc	2.848%	6/4/31	5,000	5,133
	Huntington Bancshares Inc.	2.550%	2/4/30	6,489	6,695
	ING Groep NV	3.950%	3/29/27	8,995	10,325
	ING Groep NV	4.550%	10/2/28	9,865	11,823
	ING Groep NV	4.050%	4/9/29	5,600	6,560
	JPMorgan Chase & Co.	3.125%	1/23/25	46	50
	JPMorgan Chase & Co.	3.900%	7/15/25	7,642	8,627
	JPMorgan Chase & Co.	3.300%	4/1/26	32,414	36,098
	JPMorgan Chase & Co.	3.200%	6/15/26	36,707	40,676
	JPMorgan Chase & Co.	2.950%	10/1/26	32,359	35,438
	JPMorgan Chase & Co.	4.125%	12/15/26	25,986	30,240
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	10,673	12,149
	JPMorgan Chase & Co.	4.250%	10/1/27	8,202	9,521
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	19,778	22,416
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	13,002	14,496
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	9,900	10,234
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	15,680	17,512
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	30,550	35,319
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	25,250	29,638
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	24,939	29,906
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	38,656	44,150
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	16,371	17,477
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	38,448	46,996
[3]	JPMorgan Chase & Co.	2.522%	4/22/31	11,800	12,412
[3]	JPMorgan Chase & Co.	2.956%	5/13/31	25,000	26,544
	KeyBank NA	3.400%	5/20/26	9,600	10,681
	KeyCorp	4.150%	10/29/25	7,491	8,556
	KeyCorp	2.250%	4/6/27	6,195	6,481
	KeyCorp	4.100%	4/30/28	6,300	7,234
	KeyCorp	2.550%	10/1/29	7,910	8,130
	Lloyds Banking Group plc	4.500%	11/4/24	1	1
	Lloyds Banking Group plc	4.450%	5/8/25	67	76
	Lloyds Banking Group plc	4.582%	12/10/25	24,114	26,648
[3]	Lloyds Banking Group plc	2.438%	2/5/26	6,275	6,440
	Lloyds Banking Group plc	4.650%	3/24/26	3,890	4,322
	Lloyds Banking Group plc	3.750%	1/11/27	7,985	8,787
	Lloyds Banking Group plc	4.375%	3/22/28	20,575	23,698
	Lloyds Banking Group plc	4.550%	8/16/28	6,000	6,996
[3]	Lloyds Banking Group plc	3.574%	11/7/28	14,320	15,542
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	4,900	5,439
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,237	4,767
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,540	10,147
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,919	9,882
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	16,825	18,448
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	12,700	14,499
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,300	6,148
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	12,188	13,737
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	23,000	25,005
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	5,550	5,755
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	6,190	6,345
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,000	6,403
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	3,014
	Mizuho Financial Group Inc.	3.170%	9/11/27	11,500	12,319
	Mizuho Financial Group Inc.	4.018%	3/5/28	7,400	8,372
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	4,166	4,798
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	11,700	12,617
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,860	5,102
	Morgan Stanley	4.000%	7/23/25	13,931	15,756

47

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.000%	11/24/25	10,243	12,037
	Morgan Stanley	3.875%	1/27/26	21,031	23,813
	Morgan Stanley	3.125%	7/27/26	26,357	28,976
	Morgan Stanley	6.250%	8/9/26	3,809	4,862
	Morgan Stanley	4.350%	9/8/26	26,203	30,113
	Morgan Stanley	3.625%	1/20/27	32,715	36,890
	Morgan Stanley	3.950%	4/23/27	15,052	16,877
[3]	Morgan Stanley	3.591%	7/22/28	30,439	34,251
[3]	Morgan Stanley	3.772%	1/24/29	26,200	29,839
[3]	Morgan Stanley	4.431%	1/23/30	31,300	37,167
[3]	Morgan Stanley	2.699%	1/22/31	32,218	34,202
[3]	Morgan Stanley	3.622%	4/1/31	28,850	33,008
	National Australia Bank Ltd.	3.375%	1/14/26	3,650	4,084
	National Australia Bank Ltd.	2.500%	7/12/26	11,730	12,780
	Northern Trust Corp.	3.950%	10/30/25	5,318	6,139
	Northern Trust Corp.	3.650%	8/3/28	2,000	2,334
	Northern Trust Corp.	3.150%	5/3/29	5,100	5,817
[3]	Northern Trust Corp.	3.375%	5/8/32	4,050	4,332
	PNC Bank NA	2.950%	2/23/25	3	4
	PNC Bank NA	3.250%	6/1/25	456	506
	PNC Bank NA	4.200%	11/1/25	4,200	4,889
	PNC Bank NA	3.100%	10/25/27	7,500	8,405
	PNC Bank NA	3.250%	1/22/28	3,875	4,368
	PNC Bank NA	4.050%	7/26/28	12,250	14,356
	PNC Bank NA	2.700%	10/22/29	11,300	12,022
	PNC Financial Services Group Inc.	2.600%	7/23/26	4,074	4,415
	PNC Financial Services Group Inc.	3.150%	5/19/27	6,514	7,282
	PNC Financial Services Group Inc.	3.450%	4/23/29	12,900	14,880
	PNC Financial Services Group Inc.	2.550%	1/22/30	19,750	21,226
	Royal Bank of Canada	4.650%	1/27/26	18,851	21,950
	Royal Bank of Scotland Group plc	4.800%	4/5/26	10,234	11,781
[3]	Royal Bank of Scotland Group plc	3.073%	5/22/28	16,800	17,647
[3]	Royal Bank of Scotland Group plc	4.892%	5/18/29	14,300	16,847
[3]	Royal Bank of Scotland Group plc	5.076%	1/27/30	14,325	17,139
[3]	Royal Bank of Scotland Group plc	4.445%	5/8/30	9,990	11,507
	Santander Holdings USA Inc.	4.500%	7/17/25	11,380	12,250
	Santander Holdings USA Inc.	3.244%	10/5/26	7,450	7,748
	Santander Holdings USA Inc.	4.400%	7/13/27	8,962	9,637
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	6,400	7,008
	State Street Corp.	3.550%	8/18/25	11,564	13,151
	State Street Corp.	2.650%	5/19/26	8,950	9,819
[3]	State Street Corp.	4.141%	12/3/29	3,600	4,326
	State Street Corp.	2.400%	1/24/30	9,750	10,390
[3,4]	State Street Corp.	3.152%	3/30/31	1,100	1,236
[3]	State Street Corp.	3.031%	11/1/34	3,300	3,519
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,556
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	2,500	2,506
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,830	11,117
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	16,923	17,977
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	8,511	9,228
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,025	19,641
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,296	12,344
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	6,375	7,045
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,355	8,403
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	1,705	1,996
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	17,675	19,006
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	9,850	10,391
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	8,750	9,200
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,585	13,392
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	10,000	10,020
	SVB Financial Group	3.500%	1/29/25	8	8
	SVB Financial Group	3.125%	6/5/30	3,400	3,638
	Synchrony Financial	4.500%	7/23/25	8,578	9,110
	Synchrony Financial	3.700%	8/4/26	4,519	4,638

48

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Synchrony Financial	3.950%	12/1/27	6,238	6,491
	Synchrony Financial	5.150%	3/19/29	5,110	5,750
[3]	Toronto-Dominion Bank	3.625%	9/15/31	12,485	13,952
	Truist Bank	3.625%	9/16/25	18,193	20,238
	Truist Bank	4.050%	11/3/25	3,500	4,039
	Truist Bank	3.300%	5/15/26	450	496
	Truist Bank	2.250%	3/11/30	17,950	18,126
	Truist Financial Corp.	1.200%	8/5/25	5,000	5,050
	Truist Financial Corp.	3.875%	3/19/29	4,100	4,637
	Truist Financial Corp.	1.950%	6/5/30	5,000	5,081
	US Bancorp	3.950%	11/17/25	10,608	12,220
	US Bancorp	3.100%	4/27/26	12,095	13,411
	US Bancorp	2.375%	7/22/26	10,149	10,988
	US Bancorp	3.150%	4/27/27	12,075	13,509
	US Bancorp	3.900%	4/26/28	3,720	4,427
	US Bancorp	3.000%	7/30/29	3,750	4,079
	Wachovia Corp.	7.574%	8/1/26	1,250	1,609
	Webster Financial Corp.	4.100%	3/25/29	2,500	2,665
	Wells Fargo & Co.	3.550%	9/29/25	20,532	22,906
	Wells Fargo & Co.	3.000%	4/22/26	35,317	38,476
	Wells Fargo & Co.	4.100%	6/3/26	25,521	28,768
	Wells Fargo & Co.	3.000%	10/23/26	28,117	30,606
[3]	Wells Fargo & Co.	3.196%	6/17/27	13,315	14,431
	Wells Fargo & Co.	4.300%	7/22/27	20,899	23,919
[3]	Wells Fargo & Co.	3.584%	5/22/28	23,869	26,496
[3]	Wells Fargo & Co.	2.393%	6/2/28	13,600	14,040
	Wells Fargo & Co.	4.150%	1/24/29	19,830	23,352
[3]	Wells Fargo & Co.	2.879%	10/30/30	25,010	26,737
[3]	Wells Fargo & Co.	2.572%	2/11/31	26,100	27,312
[3]	Wells Fargo & Co.	4.478%	4/4/31	53,459	64,478
	Westpac Banking Corp.	2.850%	5/13/26	11,822	12,995
	Westpac Banking Corp.	2.700%	8/19/26	13,890	15,154
	Westpac Banking Corp.	3.350%	3/8/27	8,190	9,296
	Westpac Banking Corp.	2.650%	1/16/30	5,500	6,010
[3]	Westpac Banking Corp.	2.894%	2/4/30	8,300	8,409
[3]	Westpac Banking Corp.	4.322%	11/23/31	14,850	16,483
	Westpac Banking Corp.	4.110%	7/24/34	11,700	12,915
	Wintrust Financial Corp.	4.850%	6/6/29	2,000	2,126
	Zions Bancorp NA	3.250%	10/29/29	3,880	3,823
	Brokerage (0.7%)
	Affiliated Managers Group Inc.	3.500%	8/1/25	5,975	6,485
	Affiliated Managers Group Inc.	3.300%	6/15/30	2,500	2,546
	Ameriprise Financial Inc.	2.875%	9/15/26	4,725	5,125
	BlackRock Inc.	3.200%	3/15/27	2,292	2,589
	BlackRock Inc.	3.250%	4/30/29	9,600	11,011
	BlackRock Inc.	2.400%	4/30/30	6,762	7,281
	Brookfield Finance Inc.	4.250%	6/2/26	2,700	3,036
	Brookfield Finance Inc.	3.900%	1/25/28	6,000	6,582
	Brookfield Finance Inc.	4.850%	3/29/29	8,350	9,815
	Brookfield Finance Inc.	4.350%	4/15/30	5,950	6,714
	Cboe Global Markets Inc.	3.650%	1/12/27	5,413	6,068
	Charles Schwab Corp.	3.450%	2/13/26	4,955	5,576
	Charles Schwab Corp.	3.200%	3/2/27	5,650	6,326
	Charles Schwab Corp.	3.200%	1/25/28	6,143	6,866
	Charles Schwab Corp.	4.000%	2/1/29	7,914	9,297
	Charles Schwab Corp.	3.250%	5/22/29	4,640	5,206
	Charles Schwab Corp.	4.625%	3/22/30	400	499
	CME Group Inc.	3.750%	6/15/28	4,275	5,136
	E*TRADE Financial Corp.	3.800%	8/24/27	4,425	4,905
	E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,375
	Eaton Vance Corp.	3.500%	4/6/27	3,620	3,934
	Intercontinental Exchange Inc.	3.750%	12/1/25	7,426	8,461
	Intercontinental Exchange Inc.	3.100%	9/15/27	4,658	5,183

49

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.750%	9/21/28	2,825	3,290
	Intercontinental Exchange Inc.	2.100%	6/15/30	11,393	11,607
	Invesco Finance plc	3.750%	1/15/26	6,900	7,546
	Janus Capital Group Inc.	4.875%	8/1/25	2,500	2,743
	Jefferies Group LLC	4.850%	1/15/27	4,619	5,075
	Jefferies Group LLC	6.450%	6/8/27	1,000	1,181
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	8,035	8,708
	Lazard Group LLC	3.625%	3/1/27	2,095	2,199
	Lazard Group LLC	4.500%	9/19/28	4,047	4,529
	Lazard Group LLC	4.375%	3/11/29	4,151	4,605
	Legg Mason Inc.	4.750%	3/15/26	5,145	5,826
	Nasdaq Inc.	3.850%	6/30/26	4,292	4,828
	Nomura Holdings Inc.	3.103%	1/16/30	17,230	17,858
	Raymond James Financial Inc.	3.625%	9/15/26	4,226	4,683
	Raymond James Financial Inc.	4.650%	4/1/30	8,255	9,876
	Stifel Financial Corp.	4.000%	5/15/30	3,365	3,551
	TD Ameritrade Holding Corp.	3.300%	4/1/27	8,367	9,360
	TD Ameritrade Holding Corp.	2.750%	10/1/29	4,750	5,230
	Finance Companies (0.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	8,550	8,958
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	3,425	3,298
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	5,650	5,360
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	10,558	9,339
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	6,235	5,628
	Air Lease Corp.	3.250%	3/1/25	1,919	1,916
	Air Lease Corp.	3.375%	7/1/25	7,275	7,277
	Air Lease Corp.	3.750%	6/1/26	2,010	2,028
	Air Lease Corp.	3.625%	4/1/27	7,325	7,141
	Air Lease Corp.	3.625%	12/1/27	5,800	5,732
	Air Lease Corp.	4.625%	10/1/28	2,125	2,161
	Air Lease Corp.	3.250%	10/1/29	5,950	5,616
	Air Lease Corp.	3.000%	2/1/30	3,108	2,879
	Aircastle Ltd.	4.250%	6/15/26	5,530	5,074
	Ares Capital Corp.	3.250%	7/15/25	4,630	4,491
	GATX Corp.	3.250%	9/15/26	2,225	2,307
	GATX Corp.	3.850%	3/30/27	4,000	4,260
	GATX Corp.	3.500%	3/15/28	7,327	7,539
	GATX Corp.	4.550%	11/7/28	1,250	1,372
	GATX Corp.	4.700%	4/1/29	500	566
	GATX Corp.	4.000%	6/30/30	980	1,061
[4]	GE Capital Funding LLC	4.050%	5/15/27	9,055	9,542
[4]	GE Capital Funding LLC	4.400%	5/15/30	23,935	24,874
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	16,586	17,309
	Owl Rock Capital Corp.	3.750%	7/22/25	4,350	4,239
	Insurance (1.9%)
[3]	Aegon NV	5.500%	4/11/48	8,045	8,467
	Aflac Inc.	2.875%	10/15/26	2,075	2,280
	Aflac Inc.	3.600%	4/1/30	10,661	12,437
	Alleghany Corp.	3.625%	5/15/30	4,810	5,114
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,163	4,336
	Allstate Corp.	3.280%	12/15/26	4,455	5,065
	American Equity Investment Life Holding Co.	5.000%	6/15/27	3,035	3,274
	American Financial Group Inc.	3.500%	8/15/26	4,200	4,470
	American Financial Group Inc.	5.250%	4/2/30	2,235	2,643
	American International Group Inc.	2.500%	6/30/25	1,492	1,575
	American International Group Inc.	3.750%	7/10/25	8,769	9,689
	American International Group Inc.	3.900%	4/1/26	11,109	12,510

50

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.200%	4/1/28	9,345	10,630
	American International Group Inc.	4.250%	3/15/29	5,335	6,079
	American International Group Inc.	3.400%	6/30/30	10,594	11,398
[3]	American International Group Inc.	5.750%	4/1/48	5,265	5,390
	Anthem Inc.	3.650%	12/1/27	15,758	17,904
	Anthem Inc.	4.101%	3/1/28	7,983	9,328
	Anthem Inc.	2.875%	9/15/29	9,590	10,357
	Anthem Inc.	2.250%	5/15/30	10,120	10,400
	Aon Corp.	4.500%	12/15/28	3,451	4,093
	Aon Corp.	3.750%	5/2/29	7,205	8,248
	Aon Corp.	2.800%	5/15/30	14,410	15,321
	Aon plc	3.875%	12/15/25	10,365	11,751
	Arch Capital Finance LLC	4.011%	12/15/26	4,440	5,016
	Assurant Inc.	4.900%	3/27/28	3,600	3,909
	Assurant Inc.	3.700%	2/22/30	350	350
	Athene Holding Ltd.	4.125%	1/12/28	8,575	8,825
	Athene Holding Ltd.	6.150%	4/3/30	5,400	6,208
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,350	3,595
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,170	2,948
	AXIS Specialty Finance plc	4.000%	12/6/27	3,005	3,184
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,200	6,391
	Berkshire Hathaway Inc.	3.125%	3/15/26	25,017	27,885
	Brighthouse Financial Inc.	3.700%	6/22/27	6,920	7,018
	Brighthouse Financial Inc.	5.625%	5/15/30	9,000	9,966
	Brown & Brown Inc.	4.500%	3/15/29	2,925	3,202
	Chubb INA Holdings Inc.	3.350%	5/3/26	13,757	15,660
	Cincinnati Financial Corp.	6.920%	5/15/28	3,200	4,198
	CNA Financial Corp.	4.500%	3/1/26	3,775	4,274
	CNA Financial Corp.	3.450%	8/15/27	3,958	4,165
	CNA Financial Corp.	3.900%	5/1/29	4,920	5,362
	CNO Financial Group Inc.	5.250%	5/30/29	4,250	4,548
	Enstar Group Ltd.	4.950%	6/1/29	9,656	10,157
	Equitable Holdings Inc.	7.000%	4/1/28	2,300	2,813
	Equitable Holdings Inc.	4.350%	4/20/28	13,000	14,477
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,584	7,091
[4]	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	2,000	2,160
	Fidelity National Financial Inc.	4.500%	8/15/28	3,600	4,006
	Fidelity National Financial Inc.	3.400%	6/15/30	1,500	1,557
	First American Financial Corp.	4.600%	11/15/24	1	1
	First American Financial Corp.	4.000%	5/15/30	1,815	1,984
	Globe Life Inc.	4.550%	9/15/28	4,625	5,257
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,000	3,266
	Hartford Financial Services Group Inc.	2.800%	8/19/29	5,000	5,291
	Humana Inc.	3.950%	3/15/27	9,146	10,350
	Humana Inc.	3.125%	8/15/29	4,531	4,921
	Humana Inc.	4.875%	4/1/30	1,775	2,185
	Lincoln National Corp.	3.625%	12/12/26	5,458	6,070
	Lincoln National Corp.	3.800%	3/1/28	2,535	2,797
	Lincoln National Corp.	3.050%	1/15/30	4,423	4,652
	Loews Corp.	3.200%	5/15/30	8,055	8,705
	Manulife Financial Corp.	4.150%	3/4/26	10,667	12,517
[3]	Manulife Financial Corp.	4.061%	2/24/32	6,335	6,681
	Markel Corp.	3.500%	11/1/27	3,200	3,415
	Markel Corp.	3.350%	9/17/29	2,500	2,655
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,197
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,010	2,216
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,952	5,607
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	10,800	12,952
	Mercury General Corp.	4.400%	3/15/27	3,125	3,285
	MetLife Inc.	3.600%	11/13/25	4,115	4,673
	MetLife Inc.	4.550%	3/23/30	9,725	12,066
	Old Republic International Corp.	3.875%	8/26/26	4,625	4,959
	PartnerRe Finance B LLC	3.700%	7/2/29	4,365	4,789
	Principal Financial Group Inc.	3.100%	11/15/26	2,135	2,323

51

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Principal Financial Group Inc.	3.700%	5/15/29	3,096	3,535
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	6,036
	Progressive Corp.	2.450%	1/15/27	5,590	5,917
	Progressive Corp.	3.200%	3/26/30	7,662	8,685
	Prudential Financial Inc.	1.500%	3/10/26	100	102
	Prudential Financial Inc.	3.878%	3/27/28	2,500	2,849
	Prudential Financial Inc.	2.100%	3/10/30	3,500	3,556
[3]	Prudential Financial Inc.	5.200%	3/15/44	5,525	5,629
[3]	Prudential Financial Inc.	5.375%	5/15/45	1,650	1,716
[3]	Prudential Financial Inc.	4.500%	9/15/47	7,125	7,196
[3]	Prudential Financial Inc.	5.700%	9/15/48	5,460	6,020
	Prudential plc	3.125%	4/14/30	8,285	8,892
	Reinsurance Group of America Inc.	3.950%	9/15/26	3,090	3,409
	Reinsurance Group of America Inc.	3.900%	5/15/29	5,584	6,063
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,000	5,138
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,921
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,362
	Trinity Acquisition plc	4.400%	3/15/26	5,180	5,895
	UnitedHealth Group Inc.	3.750%	7/15/25	9,406	10,700
	UnitedHealth Group Inc.	3.700%	12/15/25	4,315	4,941
	UnitedHealth Group Inc.	1.250%	1/15/26	1,808	1,841
	UnitedHealth Group Inc.	3.100%	3/15/26	13,142	14,614
	UnitedHealth Group Inc.	3.450%	1/15/27	3,379	3,859
	UnitedHealth Group Inc.	3.375%	4/15/27	7,115	8,075
	UnitedHealth Group Inc.	2.950%	10/15/27	8,815	9,834
	UnitedHealth Group Inc.	3.850%	6/15/28	10,533	12,427
	UnitedHealth Group Inc.	3.875%	12/15/28	8,986	10,709
	UnitedHealth Group Inc.	2.875%	8/15/29	8,105	9,009
	UnitedHealth Group Inc.	2.000%	5/15/30	15,515	16,226
	Unum Group	4.000%	6/15/29	4,000	4,120
	Voya Financial Inc.	3.650%	6/15/26	3,639	4,020
[3]	Voya Financial Inc.	4.700%	1/23/48	3,630	3,449
	Willis North America Inc.	4.500%	9/15/28	6,718	7,805
	Willis North America Inc.	2.950%	9/15/29	8,160	8,619
	Other Finance (0.0%)
	ORIX Corp.	3.700%	7/18/27	4,000	4,445
	Real Estate Investment Trusts (2.0%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,600	2,997
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	5,229	5,856
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,925	5,585
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,216	1,465
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	2,043	2,181
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	5,905	6,033
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	1,280	1,313
	American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,081	3,911
	American Homes 4 Rent LP	4.250%	2/15/28	2,375	2,538
	American Homes 4 Rent LP	4.900%	2/15/29	5,875	6,548
	AvalonBay Communities Inc.	3.500%	11/15/25	3,700	4,132
	AvalonBay Communities Inc.	2.950%	5/11/26	5,888	6,373
	AvalonBay Communities Inc.	3.350%	5/15/27	3,635	4,037
	AvalonBay Communities Inc.	3.200%	1/15/28	1,100	1,216
	AvalonBay Communities Inc.	3.300%	6/1/29	4,270	4,807
	AvalonBay Communities Inc.	2.300%	3/1/30	4,650	4,878
	Boston Properties LP	3.650%	2/1/26	9,783	10,823
	Boston Properties LP	2.750%	10/1/26	8,704	9,293
	Boston Properties LP	4.500%	12/1/28	12,980	15,580
	Boston Properties LP	3.400%	6/21/29	5,675	6,254
	Brandywine Operating Partnership LP	3.950%	11/15/27	8,325	8,540
	Brandywine Operating Partnership LP	4.550%	10/1/29	2,100	2,216

52

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brixmor Operating Partnership LP	4.125%	6/15/26	6,450	6,768
Brixmor Operating Partnership LP	3.900%	3/15/27	3,575	3,645
Brixmor Operating Partnership LP	4.125%	5/15/29	8,850	9,118
Camden Property Trust	4.100%	10/15/28	4,300	5,052
Camden Property Trust	3.150%	7/1/29	10,190	11,341
Camden Property Trust	2.800%	5/15/30	1,860	2,006
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	4,075	4,166
Corporate Office Properties LP	5.000%	7/1/25	557	593
CubeSmart LP	3.125%	9/1/26	4,600	4,910
CubeSmart LP	4.375%	2/15/29	5,378	6,255
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	4,835	5,004
Digital Realty Trust LP	4.750%	10/1/25	5,050	5,811
Digital Realty Trust LP	3.700%	8/15/27	9,350	10,639
Digital Realty Trust LP	4.450%	7/15/28	4,760	5,659
Digital Realty Trust LP	3.600%	7/1/29	6,350	7,223
Duke Realty LP	3.250%	6/30/26	1,750	1,910
Duke Realty LP	3.375%	12/15/27	6,405	7,139
Duke Realty LP	4.000%	9/15/28	2,855	3,313
Duke Realty LP	2.875%	11/15/29	3,000	3,256
Duke Realty LP	1.750%	7/1/30	3,000	2,978
EPR Properties	4.500%	4/1/25	1	1
EPR Properties	4.750%	12/15/26	4,800	4,583
EPR Properties	4.500%	6/1/27	3,900	3,604
EPR Properties	4.950%	4/15/28	3,635	3,466
EPR Properties	3.750%	8/15/29	4,000	3,482
ERP Operating LP	2.850%	11/1/26	4,125	4,485
ERP Operating LP	3.250%	8/1/27	2,361	2,616
ERP Operating LP	3.500%	3/1/28	6,337	7,148
ERP Operating LP	4.150%	12/1/28	1,925	2,279
ERP Operating LP	3.000%	7/1/29	8,280	9,149
ERP Operating LP	2.500%	2/15/30	2,430	2,581
Essex Portfolio LP	3.375%	4/15/26	5,400	5,866
Essex Portfolio LP	3.625%	5/1/27	1,560	1,732
Essex Portfolio LP	4.000%	3/1/29	6,905	8,021
Essex Portfolio LP	3.000%	1/15/30	1,738	1,880
Federal Realty Investment Trust	3.250%	7/15/27	2,860	3,019
Federal Realty Investment Trust	3.200%	6/15/29	4,750	4,913
Healthcare Realty Trust Inc.	3.625%	1/15/28	5,206	5,476
Healthcare Realty Trust Inc.	2.400%	3/15/30	4,270	4,088
Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,900	5,290
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,450	4,704
Healthpeak Properties Inc.	3.250%	7/15/26	7,334	8,008
Healthpeak Properties Inc.	3.500%	7/15/29	7,100	7,677
Healthpeak Properties Inc.	3.000%	1/15/30	6,995	7,264
Highwoods Realty LP	3.875%	3/1/27	2,625	2,786
Highwoods Realty LP	4.125%	3/15/28	3,700	3,965
Highwoods Realty LP	4.200%	4/15/29	3,900	4,213
Host Hotels & Resorts LP	3.375%	12/15/29	6,500	6,200
Hudson Pacific Properties LP	3.950%	11/1/27	3,841	3,974
Hudson Pacific Properties LP	4.650%	4/1/29	4,165	4,502
Hudson Pacific Properties LP	3.250%	1/15/30	2,707	2,621
Kilroy Realty LP	4.375%	10/1/25	3,614	3,869
Kilroy Realty LP	4.750%	12/15/28	1,525	1,715
Kilroy Realty LP	4.250%	8/15/29	5,904	6,407
Kilroy Realty LP	3.050%	2/15/30	7,674	7,633
Kimco Realty Corp.	2.800%	10/1/26	4,170	4,228
Kimco Realty Corp.	3.800%	4/1/27	2,300	2,456
Kite Realty Group LP	4.000%	10/1/26	2,750	2,559
Life Storage LP	3.500%	7/1/26	5,075	5,453
Life Storage LP	3.875%	12/15/27	2,945	3,205
Life Storage LP	4.000%	6/15/29	4,150	4,533
Mid-America Apartments LP	4.000%	11/15/25	4,750	5,322
Mid-America Apartments LP	3.600%	6/1/27	8,000	8,847
Mid-America Apartments LP	4.200%	6/15/28	4,000	4,613

53

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mid-America Apartments LP	3.950%	3/15/29	3,580	4,101
Mid-America Apartments LP	2.750%	3/15/30	42	44
National Retail Properties Inc.	4.000%	11/15/25	1,400	1,511
National Retail Properties Inc.	3.600%	12/15/26	3,730	3,928
National Retail Properties Inc.	4.300%	10/15/28	3,025	3,293
National Retail Properties Inc.	2.500%	4/15/30	6,000	5,736
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,096	8,659
Omega Healthcare Investors Inc.	4.500%	4/1/27	5,771	6,028
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,405	3,598
Omega Healthcare Investors Inc.	3.625%	10/1/29	4,808	4,687
Physicians Realty LP	4.300%	3/15/27	3,800	3,969
Physicians Realty LP	3.950%	1/15/28	3,127	3,187
Prologis LP	3.750%	11/1/25	8,890	10,211
Prologis LP	3.250%	10/1/26	2,218	2,478
Prologis LP	2.125%	4/15/27	5,113	5,377
Prologis LP	3.875%	9/15/28	3,350	3,941
Prologis LP	4.375%	2/1/29	1,200	1,479
Prologis LP	2.250%	4/15/30	10,780	11,315
Public Storage	3.094%	9/15/27	5,150	5,766
Public Storage	3.385%	5/1/29	3,375	3,895
Realty Income Corp.	4.125%	10/15/26	6,365	7,257
Realty Income Corp.	3.000%	1/15/27	6,374	6,740
Realty Income Corp.	3.650%	1/15/28	4,539	4,979
Realty Income Corp.	3.250%	6/15/29	4,165	4,492
Regency Centers LP	3.600%	2/1/27	3,925	4,159
Regency Centers LP	4.125%	3/15/28	2,800	3,056
Regency Centers LP	2.950%	9/15/29	3,700	3,756
Sabra Health Care LP	5.125%	8/15/26	2,375	2,408
Sabra Health Care LP	3.900%	10/15/29	4,905	4,486
Simon Property Group LP	3.500%	9/1/25	4,100	4,429
Simon Property Group LP	3.300%	1/15/26	6,667	7,046
Simon Property Group LP	3.250%	11/30/26	6,380	6,880
Simon Property Group LP	3.375%	6/15/27	6,616	6,975
Simon Property Group LP	3.375%	12/1/27	6,770	7,156
Simon Property Group LP	2.450%	9/13/29	9,975	9,886
SITE Centers Corp.	4.250%	2/1/26	2,831	2,854
SITE Centers Corp.	4.700%	6/1/27	5,400	5,507
Spirit Realty LP	3.200%	1/15/27	4,060	3,815
Spirit Realty LP	4.000%	7/15/29	2,213	2,151
Spirit Realty LP	3.400%	1/15/30	2,300	2,157
STORE Capital Corp.	4.500%	3/15/28	3,425	3,462
STORE Capital Corp.	4.625%	3/15/29	1,650	1,680
Tanger Properties LP	3.750%	12/1/24	1,550	1,501
Tanger Properties LP	3.125%	9/1/26	2,235	2,049
Tanger Properties LP	3.875%	7/15/27	1,975	1,822
UDR Inc.	4.000%	10/1/25	5,003	5,588
UDR Inc.	2.950%	9/1/26	5,425	5,717
UDR Inc.	3.500%	7/1/27	1,560	1,700
UDR Inc.	3.500%	1/15/28	2,050	2,236
UDR Inc.	4.400%	1/26/29	1,000	1,163
UDR Inc.	3.200%	1/15/30	3,240	3,498
Ventas Realty LP	4.125%	1/15/26	4,311	4,624
Ventas Realty LP	3.250%	10/15/26	8,490	8,788
Ventas Realty LP	4.000%	3/1/28	6,475	6,811
Ventas Realty LP	4.400%	1/15/29	3,638	3,970
Ventas Realty LP	3.000%	1/15/30	6,483	6,418
VEREIT Operating Partnership LP	4.625%	11/1/25	3,700	4,004
VEREIT Operating Partnership LP	4.875%	6/1/26	4,998	5,437
VEREIT Operating Partnership LP	3.950%	8/15/27	7,366	7,457
VEREIT Operating Partnership LP	3.400%	1/15/28	4,000	4,002
VEREIT Operating Partnership LP	3.100%	12/15/29	4,505	4,349
Welltower Inc.	4.250%	4/1/26	6,358	7,100
Welltower Inc.	2.700%	2/15/27	6,250	6,381
Welltower Inc.	4.250%	4/15/28	6,235	6,961

54

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Welltower Inc.	4.125%	3/15/29	8,710	9,729
	Welltower Inc.	3.100%	1/15/30	5,381	5,576
	WP Carey Inc.	4.250%	10/1/26	1,175	1,266
	WP Carey Inc.	3.850%	7/15/29	4,400	4,577
					5,938,135
Industrial (26.6%)
	Basic Industry (1.1%)
	Air Products & Chemicals Inc.	1.850%	5/15/27	3,675	3,843
	Air Products & Chemicals Inc.	2.050%	5/15/30	10,850	11,390
	Air Products & Chemicals Inc.	1.500%	10/15/25	1,647	1,703
[4]	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	1,600	1,535
	ArcelorMittal	4.550%	3/11/26	2,300	2,323
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	475	600
	Cabot Corp.	4.000%	7/1/29	2,900	2,968
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,170	7,339
	Dow Chemical Co.	4.550%	11/30/25	7,227	8,253
	Dow Chemical Co.	3.625%	5/15/26	6,491	7,142
	Dow Chemical Co.	4.800%	11/30/28	8,300	9,948
	Dow Chemical Co.	7.375%	11/1/29	100	142
	DuPont de Nemours Inc.	4.493%	11/15/25	8,425	9,699
	DuPont de Nemours Inc.	4.725%	11/15/28	20,394	24,511
	Ecolab Inc.	2.700%	11/1/26	9,123	10,103
	Ecolab Inc.	3.250%	12/1/27	1,760	1,979
	Ecolab Inc.	4.800%	3/24/30	7,050	8,918
	EI du Pont de Nemours & Co.	1.700%	7/15/25	3,500	3,614
	EI du Pont de Nemours & Co.	2.300%	7/15/30	2,000	2,079
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,925	6,377
	FMC Corp.	3.200%	10/1/26	3,650	3,933
	FMC Corp.	3.450%	10/1/29	7,250	7,897
	Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,199
[4]	Georgia-Pacific LLC	2.300%	4/30/30	5,000	5,208
	Huntsman International LLC	4.500%	5/1/29	6,423	6,755
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,273
	International Paper Co.	3.800%	1/15/26	8,055	9,068
	International Paper Co.	3.000%	2/15/27	2,840	3,057
	Kinross Gold Corp.	4.500%	7/15/27	6,617	7,237
	LYB International Finance II BV	3.500%	3/2/27	7,397	8,039
	LYB International Finance III LLC	3.375%	5/1/30	5,500	5,859
	Mosaic Co.	4.050%	11/15/27	6,102	6,501
	Newmont Corp.	2.800%	10/1/29	8,750	9,208
	Nucor Corp.	3.950%	5/1/28	4,410	5,045
	Nucor Corp.	2.700%	6/1/30	2,000	2,097
	Nutrien Ltd.	4.000%	12/15/26	3,330	3,764
	Nutrien Ltd.	4.200%	4/1/29	3,575	4,125
	Nutrien Ltd.	2.950%	5/13/30	4,250	4,489
	Packaging Corp. of America	3.400%	12/15/27	3,495	3,840
	Packaging Corp. of America	3.000%	12/15/29	5,165	5,590
	PPG Industries Inc.	3.750%	3/15/28	100	117
	PPG Industries Inc.	2.800%	8/15/29	450	484
	PPG Industries Inc.	2.550%	6/15/30	5,000	5,169
	Praxair Inc.	3.200%	1/30/26	5,262	5,835
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,100	1,536
	Rohm & Haas Co.	7.850%	7/15/29	11,400	16,198
	RPM International Inc.	3.750%	3/15/27	4,313	4,550
	RPM International Inc.	4.550%	3/1/29	4,301	4,799
	Sherwin-Williams Co.	3.450%	8/1/25	4,300	4,744
	Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,893
	Sherwin-Williams Co.	3.450%	6/1/27	17,375	19,452
	Sherwin-Williams Co.	2.950%	8/15/29	14,800	15,866
	Sherwin-Williams Co.	2.300%	5/15/30	650	663
	Steel Dynamics Inc.	4.125%	9/15/25	3,100	3,162
	Steel Dynamics Inc.	3.450%	4/15/30	4,500	4,714
	Suzano Austria GmbH	6.000%	1/15/29	15,300	16,527

55

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suzano Austria GmbH	5.000%	1/15/30	8,900	9,036
	Vale Overseas Ltd.	6.250%	8/10/26	16,350	19,211
	Westlake Chemical Corp.	3.600%	8/15/26	8,053	8,497
	Westlake Chemical Corp.	3.375%	6/15/30	1,300	1,328
	Weyerhaeuser Co.	4.000%	11/15/29	3,000	3,388
	Weyerhaeuser Co.	4.000%	4/15/30	7,340	8,252
	WRKCo Inc.	4.650%	3/15/26	6,581	7,629
	WRKCo Inc.	3.375%	9/15/27	5,361	5,751
	WRKCo Inc.	4.000%	3/15/28	3,738	4,157
	WRKCo Inc.	3.900%	6/1/28	3,850	4,261
	WRKCo Inc.	4.900%	3/15/29	12,463	14,856
	Yamana Gold Inc.	4.625%	12/15/27	875	924
	Capital Goods (2.6%)
	3M Co.	3.000%	8/7/25	2,750	3,038
	3M Co.	2.250%	9/19/26	5,456	5,880
	3M Co.	2.875%	10/15/27	7,650	8,507
	3M Co.	3.625%	9/14/28	5,030	5,843
	3M Co.	3.375%	3/1/29	6,825	7,862
	3M Co.	2.375%	8/26/29	5,387	5,804
	3M Co.	3.050%	4/15/30	3,590	4,062
	ABB Finance USA Inc.	3.800%	4/3/28	4,160	4,832
	Allegion plc	3.500%	10/1/29	3,350	3,498
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,365
	Amphenol Corp.	4.350%	6/1/29	100	118
	Amphenol Corp.	2.800%	2/15/30	11,000	11,694
	Avery Dennison Corp.	4.875%	12/6/28	4,225	5,066
	Avery Dennison Corp.	2.650%	4/30/30	8,164	8,336
	Bemis Co. Inc.	3.100%	9/15/26	2,700	2,843
	Bemis Co. Inc.	2.630%	6/19/30	5,650	5,753
	Boeing Co.	2.600%	10/30/25	2,600	2,599
	Boeing Co.	3.100%	5/1/26	4,500	4,576
	Boeing Co.	2.250%	6/15/26	3,395	3,323
	Boeing Co.	2.700%	2/1/27	4,615	4,498
	Boeing Co.	2.800%	3/1/27	1,472	1,434
	Boeing Co.	5.040%	5/1/27	19,320	21,305
	Boeing Co.	3.250%	3/1/28	2,450	2,441
	Boeing Co.	3.450%	11/1/28	4,036	3,934
	Boeing Co.	3.200%	3/1/29	7,600	7,514
	Boeing Co.	2.950%	2/1/30	6,325	6,173
	Boeing Co.	5.150%	5/1/30	37,940	42,294
	Carlisle Cos. Inc.	3.750%	12/1/27	5,183	5,609
	Carlisle Cos. Inc.	2.750%	3/1/30	6,420	6,572
[4]	Carrier Global Corp.	2.493%	2/15/27	10,010	10,156
[4]	Carrier Global Corp.	2.722%	2/15/30	17,025	16,980
	Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,803
	Caterpillar Inc.	2.600%	9/19/29	2,850	3,105
	Caterpillar Inc.	2.600%	4/9/30	8,705	9,439
	CNH Industrial NV	3.850%	11/15/27	4,675	4,925
	Deere & Co.	5.375%	10/16/29	1,558	2,015
	Deere & Co.	3.100%	4/15/30	5,270	5,956
	Dover Corp.	3.150%	11/15/25	4,014	4,347
	Dover Corp.	2.950%	11/4/29	1,750	1,881
	Eagle Materials Inc.	4.500%	8/1/26	2,300	2,390
	Eaton Corp.	3.103%	9/15/27	6,200	6,807
	Emerson Electric Co.	1.800%	10/15/27	8,000	8,258
	Fortive Corp.	3.150%	6/15/26	7,806	8,557
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	6,000	6,390
	General Dynamics Corp.	2.125%	8/15/26	7,209	7,719
	General Dynamics Corp.	3.500%	4/1/27	4,200	4,791
	General Dynamics Corp.	2.625%	11/15/27	5,560	6,036
	General Dynamics Corp.	3.750%	5/15/28	8,280	9,702
	General Dynamics Corp.	3.625%	4/1/30	8,600	10,035
	General Electric Co.	3.450%	5/1/27	10,525	10,794

56

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Electric Co.	3.625%	5/1/30	11,843	11,842
	Hexcel Corp.	4.700%	8/15/25	1,500	1,636
	Hexcel Corp.	3.950%	2/15/27	4,045	4,328
	Honeywell International Inc.	2.500%	11/1/26	10,393	11,440
	Honeywell International Inc.	2.700%	8/15/29	5,930	6,562
	Honeywell International Inc.	1.950%	6/1/30	17,125	17,853
	Hubbell Inc.	3.350%	3/1/26	3,380	3,562
	Hubbell Inc.	3.150%	8/15/27	2,700	2,799
	Hubbell Inc.	3.500%	2/15/28	3,650	3,855
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,195	4,520
[4]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	3,825	4,266
	IDEX Corp.	3.000%	5/1/30	4,214	4,335
	Illinois Tool Works Inc.	2.650%	11/15/26	9,608	10,583
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,175	3,445
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	6,650	7,491
	John Deere Capital Corp.	3.400%	9/11/25	2,700	3,038
	John Deere Capital Corp.	2.650%	6/10/26	5,264	5,749
	John Deere Capital Corp.	2.250%	9/14/26	7,296	7,788
	John Deere Capital Corp.	1.750%	3/9/27	4,550	4,701
	John Deere Capital Corp.	2.800%	9/8/27	6,175	6,807
	John Deere Capital Corp.	3.050%	1/6/28	3,935	4,375
	John Deere Capital Corp.	3.450%	3/7/29	3,166	3,650
	John Deere Capital Corp.	2.800%	7/18/29	5,014	5,554
	John Deere Capital Corp.	2.450%	1/9/30	6,484	7,026
	Johnson Controls International plc	3.900%	2/14/26	3,161	3,419
	Kennametal Inc.	4.625%	6/15/28	1,989	2,073
	L3Harris Technologies Inc.	3.850%	12/15/26	6,620	7,566
	L3Harris Technologies Inc.	4.400%	6/15/28	2,225	2,636
	L3Harris Technologies Inc.	4.400%	6/15/28	11,188	13,309
	L3Harris Technologies Inc.	2.900%	12/15/29	2,372	2,556
	Leggett & Platt Inc.	3.500%	11/15/27	4,000	4,032
	Leggett & Platt Inc.	4.400%	3/15/29	4,429	4,759
	Lockheed Martin Corp.	3.550%	1/15/26	16,033	18,398
	Lockheed Martin Corp.	1.850%	6/15/30	6,205	6,354
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	4,284
	Martin Marietta Materials Inc.	3.500%	12/15/27	2,775	3,043
	Martin Marietta Materials Inc.	2.500%	3/15/30	5,463	5,500
	Masco Corp.	4.375%	4/1/26	4,214	4,763
	Masco Corp.	3.500%	11/15/27	3,500	3,750
	Mohawk Industries Inc.	3.625%	5/15/30	4,275	4,660
	Northrop Grumman Corp.	3.200%	2/1/27	6,934	7,686
	Northrop Grumman Corp.	3.250%	1/15/28	20,146	22,505
	Northrop Grumman Corp.	4.400%	5/1/30	12,034	14,561
	Nvent Finance Sarl	4.550%	4/15/28	4,099	4,311
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,356
	Oshkosh Corp.	3.100%	3/1/30	1,900	1,900
[4]	Otis Worldwide Corp.	2.293%	4/5/27	4,692	4,890
[4]	Otis Worldwide Corp.	2.565%	2/15/30	17,325	18,027
	Owens Corning	3.400%	8/15/26	6,360	6,623
	Owens Corning	3.950%	8/15/29	1,875	2,031
	Owens Corning	3.875%	6/1/30	1,700	1,818
	Parker-Hannifin Corp.	3.250%	3/1/27	9,247	10,030
	Parker-Hannifin Corp.	3.250%	6/14/29	9,025	9,952
	Raytheon Technologies Corp.	3.950%	8/16/25	18,207	20,743
[4]	Raytheon Technologies Corp.	3.500%	3/15/27	14,914	16,774
	Raytheon Technologies Corp.	3.125%	5/4/27	9,400	10,410
	Raytheon Technologies Corp.	6.700%	8/1/28	1,000	1,362
	Raytheon Technologies Corp.	4.125%	11/16/28	32,155	37,903
	Raytheon Technologies Corp.	7.500%	9/15/29	3,700	5,418
	Raytheon Technologies Corp.	2.250%	7/1/30	3,500	3,629
	Republic Services Inc.	2.900%	7/1/26	7,408	8,062
	Republic Services Inc.	3.375%	11/15/27	5,991	6,727
	Republic Services Inc.	3.950%	5/15/28	100	116
	Republic Services Inc.	2.300%	3/1/30	10,253	10,619

57

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rockwell Automation Inc.	3.500%	3/1/29	4,655	5,255
Roper Technologies Inc.	3.850%	12/15/25	2,663	3,017
Roper Technologies Inc.	3.800%	12/15/26	7,243	8,273
Roper Technologies Inc.	4.200%	9/15/28	7,528	8,815
Roper Technologies Inc.	2.950%	9/15/29	3,900	4,254
Roper Technologies Inc.	2.000%	6/30/30	5,200	5,198
Snap-on Inc.	3.250%	3/1/27	2,575	2,809
Sonoco Products Co.	3.125%	5/1/30	4,301	4,492
Stanley Black & Decker Inc.	3.400%	3/1/26	4,310	4,781
Stanley Black & Decker Inc.	4.250%	11/15/28	6,570	7,869
Stanley Black & Decker Inc.	2.300%	3/15/30	4,580	4,773
Textron Inc.	4.000%	3/15/26	4,498	4,779
Textron Inc.	3.650%	3/15/27	5,118	5,311
Textron Inc.	3.375%	3/1/28	1,250	1,277
Textron Inc.	3.900%	9/17/29	2,100	2,228
Timken Co.	4.500%	12/15/28	3,000	3,233
Vulcan Materials Co.	3.900%	4/1/27	1,000	1,100
Vulcan Materials Co.	3.500%	6/1/30	6,375	6,918
Wabtec Corp.	3.450%	11/15/26	8,106	8,341
Wabtec Corp.	4.950%	9/15/28	8,800	9,789
Waste Connections Inc.	3.500%	5/1/29	8,650	9,675
Waste Connections Inc.	2.600%	2/1/30	5,335	5,624
Waste Management Inc.	3.200%	6/15/26	13,320	13,642
Waste Management Inc.	3.150%	11/15/27	6,694	7,496
Waste Management Inc.	3.450%	6/15/29	7,811	8,063
Xylem Inc.	3.250%	11/1/26	4,685	5,176
Xylem Inc.	1.950%	1/30/28	3,000	3,013
Communication (3.6%)
Activision Blizzard Inc.	3.400%	9/15/26	7,335	8,328
Activision Blizzard Inc.	3.400%	6/15/27	3,099	3,457
America Movil SAB de CV	3.625%	4/22/29	11,250	12,482
America Movil SAB de CV	2.875%	5/7/30	4,000	4,220
American Tower Corp.	1.300%	9/15/25	4,000	4,004
American Tower Corp.	4.400%	2/15/26	3,572	4,133
American Tower Corp.	3.375%	10/15/26	8,274	9,177
American Tower Corp.	3.125%	1/15/27	8,452	9,146
American Tower Corp.	3.550%	7/15/27	6,625	7,339
American Tower Corp.	3.600%	1/15/28	5,350	5,917
American Tower Corp.	3.950%	3/15/29	7,250	8,247
American Tower Corp.	3.800%	8/15/29	12,948	14,727
American Tower Corp.	2.900%	1/15/30	9,100	9,690
American Tower Corp.	2.100%	6/15/30	6,000	5,977
AT&T Inc.	3.600%	7/15/25	12,839	14,217
AT&T Inc.	3.875%	1/15/26	8,275	9,294
AT&T Inc.	4.125%	2/17/26	22,816	25,912
AT&T Inc.	2.950%	7/15/26	6,225	6,704
AT&T Inc.	3.800%	2/15/27	13,217	14,819
AT&T Inc.	4.250%	3/1/27	16,670	18,950
AT&T Inc.	2.300%	6/1/27	23,500	24,101
AT&T Inc.	4.100%	2/15/28	15,300	17,412
AT&T Inc.	4.350%	3/1/29	22,475	25,963
AT&T Inc.	4.300%	2/15/30	26,050	30,222
British Telecommunications plc	5.125%	12/4/28	3,000	3,706
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	36,700	42,078
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	14,245	15,518
Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	1,900	2,129

Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	12,160	14,328
Comcast Corp.	3.375%	8/15/25	13,644	15,196
Comcast Corp.	3.950%	10/15/25	29,640	33,926

58

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comcast Corp.	3.150%	3/1/26	10,786	11,991
	Comcast Corp.	2.350%	1/15/27	16,780	17,867
	Comcast Corp.	3.300%	2/1/27	14,553	16,309
	Comcast Corp.	3.300%	4/1/27	7,450	8,349
	Comcast Corp.	3.150%	2/15/28	11,580	12,917
	Comcast Corp.	4.150%	10/15/28	42,697	51,157
	Comcast Corp.	2.650%	2/1/30	15,306	16,617
	Comcast Corp.	3.400%	4/1/30	15,102	17,170
	Crown Castle International Corp.	1.350%	7/15/25	5,000	5,005
	Crown Castle International Corp.	4.450%	2/15/26	16,113	18,429
	Crown Castle International Corp.	3.700%	6/15/26	6,333	7,053
	Crown Castle International Corp.	4.000%	3/1/27	5,435	6,154
	Crown Castle International Corp.	3.650%	9/1/27	4,409	4,919
	Crown Castle International Corp.	3.800%	2/15/28	13,400	15,098
	Crown Castle International Corp.	4.300%	2/15/29	975	1,130
	Crown Castle International Corp.	3.100%	11/15/29	6,550	6,950
	Deutsche Telekom International Finance BV	8.750%	6/15/30	28,190	43,928
	Discovery Communications LLC	4.900%	3/11/26	8,234	9,460
	Discovery Communications LLC	3.950%	3/20/28	14,634	16,393
	Discovery Communications LLC	4.125%	5/15/29	7,005	7,985
	Discovery Communications LLC	3.625%	5/15/30	10,150	11,078
	Electronic Arts Inc.	4.800%	3/1/26	3,750	4,475
	Fox Corp.	4.709%	1/25/29	16,060	19,280
	Fox Corp.	3.500%	4/8/30	5,000	5,557
	Grupo Televisa SAB	4.625%	1/30/26	3,135	3,412
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,440	5,155
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	8,000	9,386
	Moody's Corp.	3.250%	1/15/28	4,000	4,438
	Moody's Corp.	4.250%	2/1/29	1,100	1,301
	Omnicom Group Inc.	2.450%	4/30/30	2,225	2,247
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	13,641	15,239
	RELX Capital Inc.	4.000%	3/18/29	7,300	8,441
	RELX Capital Inc.	3.000%	5/22/30	6,000	6,461
	Rogers Communications Inc.	3.625%	12/15/25	5,551	6,263
	Rogers Communications Inc.	2.900%	11/15/26	2,625	2,870
	S&P Global Inc.	4.400%	2/15/26	5,540	6,519
	S&P Global Inc.	2.950%	1/22/27	4,265	4,703
	S&P Global Inc.	2.500%	12/1/29	7,067	7,670
[4]	T-Mobile USA Inc.	1.500%	2/15/26	5,800	5,776
[4]	T-Mobile USA Inc.	3.750%	4/15/27	34,000	37,591
[4]	T-Mobile USA Inc.	2.050%	2/15/28	11,000	10,971
[4]	T-Mobile USA Inc.	3.875%	4/15/30	60,850	67,415
	TCI Communications Inc.	7.875%	2/15/26	600	815
	TCI Communications Inc.	7.125%	2/15/28	716	992
	Telefonica Emisiones SAU	4.103%	3/8/27	16,665	18,972
	TELUS Corp.	2.800%	2/16/27	5,600	5,874
	TELUS Corp.	3.700%	9/15/27	1,355	1,499
	Thomson Reuters Corp.	3.350%	5/15/26	5,250	5,697
	Verizon Communications Inc.	2.625%	8/15/26	19,734	21,362
	Verizon Communications Inc.	4.125%	3/16/27	27,336	32,077
	Verizon Communications Inc.	3.000%	3/22/27	6,800	7,506
	Verizon Communications Inc.	4.329%	9/21/28	33,243	40,004
	Verizon Communications Inc.	3.875%	2/8/29	2,611	3,083
	Verizon Communications Inc.	4.016%	12/3/29	34,599	41,334
	Verizon Communications Inc.	3.150%	3/22/30	13,290	14,886
	ViacomCBS Inc.	4.000%	1/15/26	7,853	8,799
	ViacomCBS Inc.	2.900%	1/15/27	7,215	7,565
	ViacomCBS Inc.	3.375%	2/15/28	7,150	7,593
	ViacomCBS Inc.	3.700%	6/1/28	4,500	4,877
	ViacomCBS Inc.	4.200%	6/1/29	250	282
	ViacomCBS Inc.	4.950%	1/15/31	5,161	6,041
	Vodafone Group plc	4.375%	5/30/28	31,050	36,731
	Vodafone Group plc	7.875%	2/15/30	5,000	7,204
	Walt Disney Co.	3.150%	9/17/25	6,950	7,674

59

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Walt Disney Co.	3.700%	10/15/25	5,041	5,681
	Walt Disney Co.	1.750%	1/13/26	14,050	14,472
	Walt Disney Co.	3.000%	2/13/26	6,537	7,185
	Walt Disney Co.	1.850%	7/30/26	10,326	10,661
	Walt Disney Co.	3.375%	11/15/26	5,600	6,299
	Walt Disney Co.	3.700%	3/23/27	4,600	5,261
	Walt Disney Co.	2.200%	1/13/28	11,150	11,638
	Walt Disney Co.	2.000%	9/1/29	15,133	15,436
	Walt Disney Co.	3.800%	3/22/30	11,040	12,853
	Consumer Cyclical (3.6%)
[4]	Advance Auto Parts Inc.	3.900%	4/15/30	4,600	4,923
	Alibaba Group Holding Ltd.	3.400%	12/6/27	21,425	23,660
	Amazon.com Inc.	5.200%	12/3/25	9,104	11,118
	Amazon.com Inc.	1.200%	6/3/27	8,000	8,066
	Amazon.com Inc.	3.150%	8/22/27	29,019	33,051
	Amazon.com Inc.	1.500%	6/3/30	18,000	18,243
	American Honda Finance Corp.	2.300%	9/9/26	3,380	3,592
	American Honda Finance Corp.	2.350%	1/8/27	5,833	6,178
	American Honda Finance Corp.	3.500%	2/15/28	3,475	3,913
	Aptiv plc	4.250%	1/15/26	5,400	5,959
	Aptiv plc	4.350%	3/15/29	1,300	1,391
	Automatic Data Processing Inc.	3.375%	9/15/25	4,292	4,817
	AutoNation Inc.	4.500%	10/1/25	4,365	4,693
	AutoNation Inc.	3.800%	11/15/27	2,250	2,333
	AutoZone Inc.	3.125%	4/21/26	5,385	5,927
	AutoZone Inc.	3.750%	6/1/27	4,765	5,350
	AutoZone Inc.	3.750%	4/18/29	3,675	4,182
	AutoZone Inc.	4.000%	4/15/30	8,027	9,285
	Best Buy Co. Inc.	4.450%	10/1/28	3,035	3,517
	Block Financial LLC	5.250%	10/1/25	3,025	3,319
	Booking Holdings Inc.	3.600%	6/1/26	7,455	8,179
	Booking Holdings Inc.	4.500%	4/13/27	6,000	6,887
	Booking Holdings Inc.	3.550%	3/15/28	2,935	3,206
	Booking Holdings Inc.	4.625%	4/13/30	13,495	15,797
	BorgWarner Inc.	2.650%	7/1/27	5,000	5,125
	Costco Wholesale Corp.	3.000%	5/18/27	9,818	11,049
	Costco Wholesale Corp.	1.375%	6/20/27	7,300	7,466
	Costco Wholesale Corp.	1.600%	4/20/30	24,200	24,431
	Cummins Inc.	7.125%	3/1/28	775	1,058
	Darden Restaurants Inc.	3.850%	5/1/27	4,125	4,235
	Dollar General Corp.	4.150%	11/1/25	4,622	5,345
	Dollar General Corp.	3.875%	4/15/27	7,950	9,137
	Dollar General Corp.	4.125%	5/1/28	3,500	4,101
	Dollar General Corp.	3.500%	4/3/30	10,945	12,271
	Dollar Tree Inc.	4.200%	5/15/28	10,050	11,684
	eBay Inc.	3.600%	6/5/27	11,488	12,962
	eBay Inc.	2.700%	3/11/30	9,990	10,509
	Expedia Group Inc.	5.000%	2/15/26	8,442	8,695
	Expedia Group Inc.	3.800%	2/15/28	5,469	5,264
	Expedia Group Inc.	3.250%	2/15/30	5,200	4,849
	General Motors Co.	6.125%	10/1/25	13,408	15,033
	General Motors Co.	4.200%	10/1/27	2,250	2,295
	General Motors Co.	6.800%	10/1/27	7,400	8,595
	General Motors Co.	5.000%	10/1/28	8,779	9,349
	General Motors Financial Co. Inc.	4.300%	7/13/25	7,341	7,699
	General Motors Financial Co. Inc.	5.250%	3/1/26	13,244	14,399
	General Motors Financial Co. Inc.	4.000%	10/6/26	11,593	11,970
	General Motors Financial Co. Inc.	4.350%	1/17/27	5,117	5,285
	General Motors Financial Co. Inc.	3.850%	1/5/28	5,430	5,405
	General Motors Financial Co. Inc.	5.650%	1/17/29	7,600	8,464
	General Motors Financial Co. Inc.	3.600%	6/21/30	8,000	7,763
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,075	8,837
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	5,275	5,774

60

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	9,902	10,695
	Harley-Davidson Inc.	3.500%	7/28/25	4,745	4,891
	Home Depot Inc.	3.350%	9/15/25	9,945	11,195
	Home Depot Inc.	3.000%	4/1/26	14,905	16,672
	Home Depot Inc.	2.125%	9/15/26	10,276	11,042
	Home Depot Inc.	2.500%	4/15/27	4,050	4,435
	Home Depot Inc.	2.800%	9/14/27	8,211	9,164
	Home Depot Inc.	3.900%	12/6/28	7,575	9,072
	Home Depot Inc.	2.950%	6/15/29	13,074	14,673
	Home Depot Inc.	2.700%	4/15/30	13,010	14,289
	Hyatt Hotels Corp.	4.850%	3/15/26	4,403	4,558
	Hyatt Hotels Corp.	4.375%	9/15/28	4,000	4,058
	IHS Markit Ltd.	4.750%	8/1/28	7,700	9,048
	IHS Markit Ltd.	4.250%	5/1/29	6,235	7,131
	JD.com Inc.	3.875%	4/29/26	4,525	4,970
	JD.com Inc.	3.375%	1/14/30	5,700	6,081
	Kohl's Corp.	4.250%	7/17/25	5,400	5,265
	Las Vegas Sands Corp.	3.500%	8/18/26	8,600	8,568
	Las Vegas Sands Corp.	3.900%	8/8/29	6,423	6,343
	Lear Corp.	3.800%	9/15/27	6,549	6,676
	Lear Corp.	4.250%	5/15/29	3,000	3,085
	Lear Corp.	3.500%	5/30/30	3,400	3,359
	Lowe's Cos. Inc.	3.375%	9/15/25	7,053	7,883
	Lowe's Cos. Inc.	2.500%	4/15/26	10,748	11,623
	Lowe's Cos. Inc.	3.100%	5/3/27	10,281	11,416
	Lowe's Cos. Inc.	3.650%	4/5/29	18,125	20,703
	Lowe's Cos. Inc.	4.500%	4/15/30	7,000	8,489
	Magna International Inc.	4.150%	10/1/25	5,600	6,225
	Magna International Inc.	2.450%	6/15/30	3,000	3,054
	Marriott International Inc.	3.750%	10/1/25	4,020	4,006
	Marriott International Inc.	3.125%	6/15/26	7,655	7,445
	Marriott International Inc.	4.000%	4/15/28	5,250	5,202
	Marriott International Inc.	4.625%	6/15/30	10,500	10,909
	Mastercard Inc.	2.950%	11/21/26	8,250	9,237
	Mastercard Inc.	3.300%	3/26/27	8,747	9,892
	Mastercard Inc.	3.500%	2/26/28	5,130	5,888
	Mastercard Inc.	2.950%	6/1/29	9,860	11,055
	Mastercard Inc.	3.350%	3/26/30	12,775	14,725
	McDonald's Corp.	3.300%	7/1/25	4,500	4,991
	McDonald's Corp.	1.450%	9/1/25	500	511
	McDonald's Corp.	3.700%	1/30/26	11,361	12,904
	McDonald's Corp.	3.500%	3/1/27	9,225	10,441
	McDonald's Corp.	3.500%	7/1/27	9,423	10,680
	McDonald's Corp.	3.800%	4/1/28	15,579	18,115
	McDonald's Corp.	2.625%	9/1/29	10,711	11,452
	McDonald's Corp.	2.125%	3/1/30	10,300	10,570
	NIKE Inc.	2.375%	11/1/26	5,350	5,828
	NIKE Inc.	2.750%	3/27/27	11,150	12,238
	NIKE Inc.	2.850%	3/27/30	14,450	16,037
	Nordstrom Inc.	4.000%	3/15/27	4,450	3,694
	Nordstrom Inc.	4.375%	4/1/30	952	752
	NVR Inc.	3.000%	5/15/30	5,500	5,744
	O'Reilly Automotive Inc.	3.550%	3/15/26	2,712	3,085
	O'Reilly Automotive Inc.	3.600%	9/1/27	10,595	11,920
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,720	5,432
	O'Reilly Automotive Inc.	4.200%	4/1/30	3,260	3,820
	Ralph Lauren Corp.	3.750%	9/15/25	3,400	3,777
	Ralph Lauren Corp.	2.950%	6/15/30	5,000	5,112
	Ross Stores Inc.	4.700%	4/15/27	6,100	7,093
	Ross Stores Inc.	4.800%	4/15/30	4,100	4,912
	Sands China Ltd.	5.125%	8/8/25	18,400	19,964
[4]	Sands China Ltd.	3.800%	1/8/26	3,090	3,171
	Sands China Ltd.	5.400%	8/8/28	16,160	17,958
[4]	Sands China Ltd.	4.375%	6/18/30	6,300	6,552

61

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Starbucks Corp.	3.800%	8/15/25	10,987	12,383
	Starbucks Corp.	2.450%	6/15/26	5,563	5,949
	Starbucks Corp.	2.000%	3/12/27	1,350	1,409
	Starbucks Corp.	3.500%	3/1/28	4,900	5,521
	Starbucks Corp.	4.000%	11/15/28	2,403	2,811
	Starbucks Corp.	3.550%	8/15/29	7,325	8,347
	Starbucks Corp.	2.250%	3/12/30	7,795	8,067
	Tapestry Inc.	4.125%	7/15/27	5,150	4,837
	Target Corp.	2.500%	4/15/26	8,212	9,017
	Target Corp.	3.375%	4/15/29	10,083	11,618
	Target Corp.	2.350%	2/15/30	3,610	3,856
	TJX Cos. Inc.	2.250%	9/15/26	9,548	10,186
	TJX Cos. Inc.	3.750%	4/15/27	8,491	9,711
	TJX Cos. Inc.	3.875%	4/15/30	8,670	10,181
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,946
	Toyota Motor Corp.	2.760%	7/2/29	4,075	4,476
	Toyota Motor Credit Corp.	3.200%	1/11/27	8,220	9,126
	Toyota Motor Credit Corp.	3.050%	1/11/28	5,450	6,039
	Toyota Motor Credit Corp.	3.650%	1/8/29	4,785	5,571
	Toyota Motor Credit Corp.	2.150%	2/13/30	5,850	6,155
	Toyota Motor Credit Corp.	3.375%	4/1/30	5,800	6,669
	VF Corp.	2.800%	4/23/27	4,500	4,775
	VF Corp.	2.950%	4/23/30	7,765	8,291
	Visa Inc.	3.150%	12/14/25	35,816	39,922
	Visa Inc.	1.900%	4/15/27	13,105	13,694
	Visa Inc.	2.750%	9/15/27	6,625	7,267
	Visa Inc.	2.050%	4/15/30	12,600	13,198
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	17,460	18,885
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	3,500	3,628
	Walmart Inc.	3.050%	7/8/26	10,700	12,064
	Walmart Inc.	3.700%	6/26/28	20,748	24,510
	Walmart Inc.	3.250%	7/8/29	21,300	24,735
	Walmart Inc.	2.375%	9/24/29	10,300	11,181

	Consumer Noncyclical (6.9%)
	Abbott Laboratories	3.875%	9/15/25	4,735	5,421
	Abbott Laboratories	3.750%	11/30/26	17,310	20,141
	Abbott Laboratories	1.150%	1/30/28	2,000	1,999
	Abbott Laboratories	1.400%	6/30/30	3,000	2,981
	AbbVie Inc.	3.200%	5/14/26	18,145	20,044
[4]	AbbVie Inc.	2.950%	11/21/26	36,375	39,513
	AbbVie Inc.	4.250%	11/14/28	15,210	17,917
[4]	AbbVie Inc.	3.200%	11/21/29	49,572	54,372
	Adventist Health System	2.952%	3/1/29	2,150	2,243
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,945
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,000	1,011
	Agilent Technologies Inc.	3.050%	9/22/26	2,650	2,886
	Agilent Technologies Inc.	2.750%	9/15/29	4,025	4,378
	Agilent Technologies Inc.	2.100%	6/4/30	4,275	4,379
	Altria Group Inc.	4.400%	2/14/26	16,000	18,414
	Altria Group Inc.	2.625%	9/16/26	5,360	5,713
	Altria Group Inc.	4.800%	2/14/29	24,118	28,103
	Altria Group Inc.	3.400%	5/6/30	6,400	6,881
	AmerisourceBergen Corp.	3.450%	12/15/27	3,725	4,202
	AmerisourceBergen Corp.	2.800%	5/15/30	5,000	5,268
	Amgen Inc.	2.600%	8/19/26	9,351	10,187
	Amgen Inc.	2.200%	2/21/27	17,050	17,915
	Amgen Inc.	3.200%	11/2/27	6,340	7,066
	Amgen Inc.	2.450%	2/21/30	6,625	6,998
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	37,156	41,718
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	6,051	6,764
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,980	26,442
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	37,544	45,204

62

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	7,145	8,021
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,355	9,083
	Archer-Daniels-Midland Co.	3.250%	3/27/30	8,250	9,338
	Ascension Health	2.532%	11/15/29	4,113	4,407
	AstraZeneca plc	3.375%	11/16/25	12,945	14,500
	AstraZeneca plc	3.125%	6/12/27	7,875	8,690
	AstraZeneca plc	4.000%	1/17/29	11,165	13,258
	Banner Health	2.338%	1/1/30	2,575	2,647
	BAT Capital Corp.	3.215%	9/6/26	9,865	10,563
	BAT Capital Corp.	4.700%	4/2/27	5,150	5,868
	BAT Capital Corp.	3.557%	8/15/27	24,820	26,855
	BAT Capital Corp.	3.462%	9/6/29	9,575	10,206
	BAT Capital Corp.	4.906%	4/2/30	8,926	10,474
[4]	Baxter International Inc.	3.750%	10/1/25	6,320	7,197
	Baxter International Inc.	2.600%	8/15/26	6,417	7,012
[4]	Baxter International Inc.	3.950%	4/1/30	4,500	5,318
	Becton Dickinson & Co.	3.700%	6/6/27	19,500	21,681
	Becton Dickinson & Co.	2.823%	5/20/30	498	523
	Biogen Inc.	4.050%	9/15/25	12,985	14,879
	Biogen Inc.	2.250%	5/1/30	12,645	12,772
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,314	3,652
	Boston Scientific Corp.	3.750%	3/1/26	8,150	9,219
	Boston Scientific Corp.	4.000%	3/1/29	11,395	13,016
	Boston Scientific Corp.	2.650%	6/1/30	8,860	9,140
[4]	Bristol-Myers Squibb Co.	3.875%	8/15/25	26,700	30,452
[4]	Bristol-Myers Squibb Co.	3.200%	6/15/26	26,640	29,829
[4]	Bristol-Myers Squibb Co.	3.450%	11/15/27	10,286	11,810
[4]	Bristol-Myers Squibb Co.	3.900%	2/20/28	19,175	22,523
[4]	Bristol-Myers Squibb Co.	3.400%	7/26/29	32,177	36,992
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,416	6,664
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	4,600	4,821
	Campbell Soup Co.	4.150%	3/15/28	7,335	8,461
	Campbell Soup Co.	2.375%	4/24/30	5,215	5,392
	Cardinal Health Inc.	3.750%	9/15/25	2,025	2,258
	Cardinal Health Inc.	3.410%	6/15/27	9,905	11,087
	CHRISTUS Health	4.341%	7/1/28	3,000	3,340
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,696
	Cigna Corp.	4.125%	11/15/25	15,988	18,299
[4]	Cigna Corp.	4.500%	2/25/26	12,896	14,747
[4]	Cigna Corp.	3.400%	3/1/27	11,434	12,601
[4]	Cigna Corp.	3.050%	10/15/27	3,070	3,329
	Cigna Corp.	4.375%	10/15/28	34,950	41,229
	Cigna Corp.	2.400%	3/15/30	15,895	16,436
	Clorox Co.	3.100%	10/1/27	5,550	6,214
	Clorox Co.	3.900%	5/15/28	2,225	2,600
	Clorox Co.	1.800%	5/15/30	1,500	1,514
	Coca-Cola Co.	2.875%	10/27/25	16,165	17,969
	Coca-Cola Co.	2.550%	6/1/26	2,325	2,551
	Coca-Cola Co.	2.250%	9/1/26	13,790	14,892
	Coca-Cola Co.	3.375%	3/25/27	9,250	10,587
	Coca-Cola Co.	2.900%	5/25/27	2,500	2,791
	Coca-Cola Co.	1.450%	6/1/27	7,200	7,394
	Coca-Cola Co.	2.125%	9/6/29	6,200	6,590
	Coca-Cola Co.	3.450%	3/25/30	10,000	11,727
	Coca-Cola Co.	1.650%	6/1/30	5,300	5,393
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,957
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	10,550	11,183
	CommonSpirit Health	3.347%	10/1/29	7,159	7,328
	Conagra Brands Inc.	4.600%	11/1/25	8,011	9,227
	Conagra Brands Inc.	4.850%	11/1/28	10,925	13,183
	Constellation Brands Inc.	4.400%	11/15/25	3,200	3,702
	Constellation Brands Inc.	4.750%	12/1/25	6,217	7,308
	Constellation Brands Inc.	3.700%	12/6/26	6,837	7,667
	Constellation Brands Inc.	3.500%	5/9/27	8,433	9,342

63

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	3.600%	2/15/28	2,634	2,910
Constellation Brands Inc.	4.650%	11/15/28	5,680	6,699
Constellation Brands Inc.	3.150%	8/1/29	9,165	9,821
Constellation Brands Inc.	2.875%	5/1/30	40	42
CVS Health Corp.	3.875%	7/20/25	23,338	26,220
CVS Health Corp.	2.875%	6/1/26	23,190	25,049
CVS Health Corp.	3.000%	8/15/26	5,919	6,449
CVS Health Corp.	3.625%	4/1/27	12,700	14,282
CVS Health Corp.	4.300%	3/25/28	73,911	86,384
CVS Health Corp.	3.250%	8/15/29	20,480	22,560
CVS Health Corp.	3.750%	4/1/30	15,529	17,845
Danaher Corp.	3.350%	9/15/25	4,325	4,795
Dentsply Sirona Inc.	3.250%	6/1/30	3,890	4,055
DH Europe Finance II Sarl	2.600%	11/15/29	6,500	6,907
Diageo Capital plc	1.375%	9/29/25	7,100	7,200
Diageo Capital plc	3.875%	5/18/28	3,978	4,624
Diageo Capital plc	2.375%	10/24/29	4,000	4,269
Diageo Capital plc	2.000%	4/29/30	11,000	11,350
Edwards Lifesciences Corp.	4.300%	6/15/28	5,110	6,041
Eli Lilly & Co.	2.750%	6/1/25	3,274	3,572
Eli Lilly & Co.	3.375%	3/15/29	9,507	10,976
Estee Lauder Cos. Inc.	3.150%	3/15/27	3,350	3,753
Estee Lauder Cos. Inc.	2.375%	12/1/29	5,800	6,205
Estee Lauder Cos. Inc.	2.600%	4/15/30	3,200	3,469
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,766
General Mills Inc.	3.200%	2/10/27	6,375	7,221
General Mills Inc.	4.200%	4/17/28	12,978	15,281
General Mills Inc.	2.875%	4/15/30	7,800	8,488
Gilead Sciences Inc.	3.650%	3/1/26	20,225	23,101
Gilead Sciences Inc.	2.950%	3/1/27	12,032	13,361
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	17,150	20,200
GlaxoSmithKline Capital plc	3.375%	6/1/29	6,420	7,390
Hasbro Inc.	3.550%	11/19/26	5,000	5,258
Hasbro Inc.	3.500%	9/15/27	2,875	2,965
Hasbro Inc.	3.900%	11/19/29	8,750	9,103
HCA Inc.	5.250%	6/15/26	15,712	18,132
HCA Inc.	4.500%	2/15/27	5,075	5,646
HCA Inc.	4.125%	6/15/29	17,225	19,034
Hershey Co.	3.200%	8/21/25	2,625	2,921
Hershey Co.	2.300%	8/15/26	7,283	7,864
Hershey Co.	2.450%	11/15/29	4,015	4,333
Hershey Co.	1.700%	6/1/30	2,310	2,356
Hormel Foods Corp.	1.800%	6/11/30	6,185	6,288
Ingredion Inc.	3.200%	10/1/26	3,830	4,158
Ingredion Inc.	2.900%	6/1/30	3,866	4,112
JM Smucker Co.	3.375%	12/15/27	2,049	2,262
JM Smucker Co.	2.375%	3/15/30	5,650	5,763
Johnson & Johnson	2.450%	3/1/26	17,885	19,506
Johnson & Johnson	2.950%	3/3/27	7,510	8,383
Johnson & Johnson	2.900%	1/15/28	13,615	15,284
Johnson & Johnson	6.950%	9/1/29	1,850	2,683
Kaiser Foundation Hospitals	3.150%	5/1/27	4,846	5,404
Kellogg Co.	3.250%	4/1/26	4,325	4,827
Kellogg Co.	3.400%	11/15/27	4,570	5,135
Kellogg Co.	4.300%	5/15/28	5,330	6,282
Kellogg Co.	2.100%	6/1/30	4,500	4,563
Keurig Dr Pepper Inc.	3.400%	11/15/25	1,950	2,171
Keurig Dr Pepper Inc.	2.550%	9/15/26	3,750	4,020
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,425	3,778
Keurig Dr Pepper Inc.	4.597%	5/25/28	13,750	16,483
Keurig Dr Pepper Inc.	3.200%	5/1/30	10,150	11,239
Kimberly-Clark Corp.	3.050%	8/15/25	2,650	2,911
Kimberly-Clark Corp.	2.750%	2/15/26	5,337	5,791
Kimberly-Clark Corp.	3.950%	11/1/28	4,440	5,320

64

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimberly-Clark Corp.	3.200%	4/25/29	5,700	6,458
Kimberly-Clark Corp.	3.100%	3/26/30	6,105	6,936
Kroger Co.	3.500%	2/1/26	4,825	5,450
Kroger Co.	2.650%	10/15/26	5,622	6,115
Kroger Co.	3.700%	8/1/27	5,095	5,846
Kroger Co.	4.500%	1/15/29	5,039	6,131
Kroger Co.	7.700%	6/1/29	1,000	1,391
Kroger Co.	2.200%	5/1/30	3,575	3,707
Laboratory Corp. of America Holdings	3.600%	9/1/27	4,910	5,476
Laboratory Corp. of America Holdings	2.950%	12/1/29	5,125	5,369
McCormick & Co. Inc.	3.400%	8/15/27	9,525	10,570
McCormick & Co. Inc.	2.500%	4/15/30	2,750	2,871
McKesson Corp.	3.950%	2/16/28	7,349	8,391
McKesson Corp.	4.750%	5/30/29	3,241	3,893
Mead Johnson Nutrition Co.	4.125%	11/15/25	8,250	9,503
Medtronic Global Holdings SCA	3.350%	4/1/27	500	566
Merck & Co. Inc.	0.750%	2/24/26	7,500	7,476
Merck & Co. Inc.	3.400%	3/7/29	12,092	13,977
Merck & Co. Inc.	1.450%	6/24/30	4,000	3,979
Mercy Health	4.302%	7/1/28	2,290	2,589
Molson Coors Beverage Co.	3.000%	7/15/26	15,056	15,632
Mondelez International Inc.	3.625%	2/13/26	6,650	7,490
Mondelez International Inc.	2.750%	4/13/30	14,525	15,618
Mylan Inc.	4.550%	4/15/28	6,375	7,329
Mylan NV	3.950%	6/15/26	18,220	20,272
Novartis Capital Corp.	3.000%	11/20/25	13,583	15,058
Novartis Capital Corp.	2.000%	2/14/27	6,075	6,430
Novartis Capital Corp.	3.100%	5/17/27	9,984	11,183
Novartis Capital Corp.	2.200%	8/14/30	3,000	3,163
PepsiCo Inc.	3.500%	7/17/25	7,145	8,092
PepsiCo Inc.	2.850%	2/24/26	7,242	7,983
PepsiCo Inc.	2.375%	10/6/26	10,732	11,634
PepsiCo Inc.	2.625%	3/19/27	4,700	5,146
PepsiCo Inc.	3.000%	10/15/27	13,277	14,868
PepsiCo Inc.	2.625%	7/29/29	16,425	18,146
PepsiCo Inc.	2.750%	3/19/30	14,115	15,691
PepsiCo Inc.	1.625%	5/1/30	8,950	9,116
PerkinElmer Inc.	3.300%	9/15/29	7,100	7,601
Perrigo Finance Unlimited Co.	4.375%	3/15/26	5,065	5,523
Perrigo Finance Unlimited Co.	3.150%	6/15/30	6,250	6,321
Pfizer Inc.	2.750%	6/3/26	13,421	14,790
Pfizer Inc.	3.000%	12/15/26	8,659	9,740
Pfizer Inc.	3.600%	9/15/28	7,900	9,308
Pfizer Inc.	3.450%	3/15/29	15,900	18,531
Pfizer Inc.	2.625%	4/1/30	5,100	5,604
Pfizer Inc.	1.700%	5/28/30	20,450	20,788
Pharmacia LLC	6.600%	12/1/28	2,850	3,923
Philip Morris International Inc.	3.375%	8/11/25	6,820	7,597
Philip Morris International Inc.	2.750%	2/25/26	7,936	8,629
Philip Morris International Inc.	3.125%	8/17/27	2,965	3,292
Philip Morris International Inc.	3.125%	3/2/28	4,125	4,593
Philip Morris International Inc.	3.375%	8/15/29	7,050	8,009
Philip Morris International Inc.	2.100%	5/1/30	6,375	6,561
Procter & Gamble Co.	2.700%	2/2/26	7,691	8,577
Procter & Gamble Co.	2.450%	11/3/26	10,725	11,765
Procter & Gamble Co.	2.800%	3/25/27	5,025	5,590
Procter & Gamble Co.	3.000%	3/25/30	14,825	16,962
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,925	2,058
Providence St. Joseph Health Obligated Group	2.532%	10/1/29	2,941	3,069
Quest Diagnostics Inc.	3.450%	6/1/26	9,433	10,571
Quest Diagnostics Inc.	4.200%	6/30/29	3,850	4,459
Quest Diagnostics Inc.	2.950%	6/30/30	1,500	1,582
RUSH Obligated Group	3.922%	11/15/29	2,700	3,024
Sanofi	3.625%	6/19/28	7,150	8,346

65

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	26,079	28,938
	SSM Health Care Corp.	3.823%	6/1/27	2,900	3,168
	Stryker Corp.	1.150%	6/15/25	2,874	2,893
	Stryker Corp.	3.375%	11/1/25	6,333	7,045
	Stryker Corp.	3.500%	3/15/26	6,910	7,763
	Stryker Corp.	3.650%	3/7/28	4,575	5,253
	Stryker Corp.	1.950%	6/15/30	6,000	6,005
	Sutter Health	3.695%	8/15/28	3,000	3,342
	Sysco Corp.	3.750%	10/1/25	6,300	6,904
	Sysco Corp.	3.300%	7/15/26	8,455	9,037
	Sysco Corp.	3.250%	7/15/27	8,475	8,967
	Sysco Corp.	2.400%	2/15/30	4,475	4,420
	Sysco Corp.	5.950%	4/1/30	6,274	7,869
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	16,962	20,911
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	5,000	5,007
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	4,450	5,000
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	4,257	4,687
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	6,650	7,401
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	7,650	8,269
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	8,830	10,905
	Toledo Hospital	5.325%	11/15/28	2,700	2,879
	Tyson Foods Inc.	4.000%	3/1/26	6,875	7,869
	Tyson Foods Inc.	3.550%	6/2/27	14,049	15,551
	Tyson Foods Inc.	4.350%	3/1/29	15,161	17,816
	Unilever Capital Corp.	3.100%	7/30/25	4,175	4,624
	Unilever Capital Corp.	2.000%	7/28/26	8,350	8,826
	Unilever Capital Corp.	2.900%	5/5/27	8,195	9,081
	Unilever Capital Corp.	3.500%	3/22/28	9,575	11,038
	Unilever Capital Corp.	2.125%	9/6/29	12,140	12,802
[4]	Upjohn Inc.	2.300%	6/22/27	4,760	4,914
[4]	Upjohn Inc.	2.700%	6/22/30	10,030	10,336
	Whirlpool Corp.	3.700%	5/1/25	983	1,070
	Whirlpool Corp.	4.750%	2/26/29	6,590	7,846
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,100	4,369
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	2,600	2,804
	Zoetis Inc.	4.500%	11/13/25	4,015	4,677
	Zoetis Inc.	3.000%	9/12/27	9,541	10,503
	Zoetis Inc.	3.900%	8/20/28	4,016	4,712
	Zoetis Inc.	2.000%	5/15/30	5,550	5,663
	Energy (3.2%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	8,266	8,775
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	4,500	4,691
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	5,000	5,740
	Boardwalk Pipelines LP	5.950%	6/1/26	7,690	8,593
	Boardwalk Pipelines LP	4.450%	7/15/27	2,212	2,317
	Boardwalk Pipelines LP	4.800%	5/3/29	2,800	2,914
	BP Capital Markets America Inc.	3.796%	9/21/25	10,525	11,830
	BP Capital Markets America Inc.	3.410%	2/11/26	5,800	6,407
	BP Capital Markets America Inc.	3.119%	5/4/26	8,000	8,719
	BP Capital Markets America Inc.	3.017%	1/16/27	7,143	7,730
	BP Capital Markets America Inc.	3.543%	4/6/27	4,000	4,434
	BP Capital Markets America Inc.	3.588%	4/14/27	9,979	11,032
	BP Capital Markets America Inc.	3.937%	9/21/28	10,200	11,646
	BP Capital Markets America Inc.	4.234%	11/6/28	13,475	15,687
	BP Capital Markets America Inc.	3.633%	4/6/30	10,000	11,276
	BP Capital Markets plc	3.279%	9/19/27	13,764	15,018
	BP Capital Markets plc	3.723%	11/28/28	7,000	7,961
[3]	BP Capital Markets plc	4.375%	12/31/49	2,000	2,012
[3]	BP Capital Markets plc	4.875%	12/31/49	2,000	2,074
	Canadian Natural Resources Ltd.	2.050%	7/15/25	4,000	3,998

66

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	3.850%	6/1/27	9,865	10,543
	Canadian Natural Resources Ltd.	2.950%	7/15/30	2,000	1,992
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	12,167	13,353
[4]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	12,400	12,648
	Chevron Corp.	3.326%	11/17/25	11,869	13,279
	Chevron Corp.	2.954%	5/16/26	10,580	11,688
	Chevron Corp.	1.995%	5/11/27	5,250	5,477
	Chevron Corp.	2.236%	5/11/30	13,000	13,572
	Cimarex Energy Co.	3.900%	5/15/27	5,750	5,800
	Cimarex Energy Co.	4.375%	3/15/29	3,950	4,044
	Concho Resources Inc.	3.750%	10/1/27	10,362	11,048
	Concho Resources Inc.	4.300%	8/15/28	16,245	17,829
	ConocoPhillips Co.	4.950%	3/15/26	7,974	9,538
	ConocoPhillips Holding Co.	6.950%	4/15/29	13,414	18,618
	Devon Energy Corp.	5.850%	12/15/25	3,245	3,590
	Diamondback Energy Inc.	3.250%	12/1/26	15,046	15,140
	Diamondback Energy Inc.	3.500%	12/1/29	11,753	11,356
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	4,000	4,254
	Enable Midstream Partners LP	4.400%	3/15/27	5,732	5,324
	Enable Midstream Partners LP	4.950%	5/15/28	8,750	8,105
	Enable Midstream Partners LP	4.150%	9/15/29	2,530	2,163
	Enbridge Energy Partners LP	5.875%	10/15/25	7,625	9,074
	Enbridge Inc.	4.250%	12/1/26	6,620	7,531
	Enbridge Inc.	3.700%	7/15/27	4,020	4,373
	Enbridge Inc.	3.125%	11/15/29	4,900	5,098
	Energy Transfer Operating LP	4.750%	1/15/26	4,638	5,050
	Energy Transfer Operating LP	4.200%	4/15/27	4,000	4,180
	Energy Transfer Operating LP	5.500%	6/1/27	8,170	9,089
	Energy Transfer Operating LP	5.250%	4/15/29	11,932	12,976
	Energy Transfer Operating LP	3.750%	5/15/30	7,600	7,524
	Energy Transfer Partners LP	4.950%	6/15/28	14,950	16,053
[4]	Eni SPA	4.250%	5/9/29	3,000	3,270
	Enterprise Products Operating LLC	3.700%	2/15/26	5,767	6,467
	Enterprise Products Operating LLC	4.150%	10/16/28	8,300	9,441
	Enterprise Products Operating LLC	3.125%	7/31/29	18,079	19,335
	Enterprise Products Operating LLC	2.800%	1/31/30	9,175	9,558
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	4,650	4,348
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	8,300	7,460
	EOG Resources Inc.	4.150%	1/15/26	3,665	4,227
	EOG Resources Inc.	4.375%	4/15/30	9,140	10,875
	Exxon Mobil Corp.	3.043%	3/1/26	17,339	19,021
	Exxon Mobil Corp.	2.275%	8/16/26	16,833	17,948
	Exxon Mobil Corp.	3.294%	3/19/27	300	333
	Exxon Mobil Corp.	2.440%	8/16/29	7,108	7,508
	Exxon Mobil Corp.	3.482%	3/19/30	21,970	24,959
	Halliburton Co.	3.800%	11/15/25	3,201	3,457
	Halliburton Co.	2.920%	3/1/30	10,700	10,152
	Hess Corp.	4.300%	4/1/27	13,114	13,540
	HollyFrontier Corp.	5.875%	4/1/26	8,400	9,219
	Husky Energy Inc.	4.400%	4/15/29	4,575	4,581
	Kinder Morgan Inc.	4.300%	3/1/28	16,475	18,665
	Magellan Midstream Partners LP	5.000%	3/1/26	5,100	5,866
	Magellan Midstream Partners LP	3.250%	6/1/30	2,000	2,112
	Marathon Oil Corp.	4.400%	7/15/27	11,905	11,682
	Marathon Petroleum Corp.	5.125%	12/15/26	4,455	5,146
	Marathon Petroleum Corp.	3.800%	4/1/28	5,665	6,005
	MPLX LP	4.125%	3/1/27	10,622	11,339
	MPLX LP	4.250%	12/1/27	9,760	10,651
	MPLX LP	4.000%	3/15/28	9,445	9,988
	MPLX LP	4.800%	2/15/29	5,625	6,244
	National Fuel Gas Co.	5.200%	7/15/25	2,337	2,488
	National Fuel Gas Co.	5.500%	1/15/26	1,400	1,487
	National Fuel Gas Co.	3.950%	9/15/27	2,250	2,167
	National Fuel Gas Co.	4.750%	9/1/28	4,090	4,099

67

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Oilwell Varco Inc.	3.600%	12/1/29	450	437
	Newfield Exploration Co.	5.375%	1/1/26	5,100	4,769
	Noble Energy Inc.	3.850%	1/15/28	2,200	2,120
	Noble Energy Inc.	3.250%	10/15/29	3,100	2,821
	ONEOK Inc.	4.000%	7/13/27	3,600	3,633
	ONEOK Inc.	4.550%	7/15/28	6,500	6,812
	ONEOK Inc.	4.350%	3/15/29	2,980	3,123
	ONEOK Inc.	3.400%	9/1/29	15,960	15,521
	ONEOK Inc.	3.100%	3/15/30	4,000	3,830
	Phillips 66	3.900%	3/15/28	3,629	4,060
	Phillips 66	2.150%	12/15/30	5,000	4,850
	Phillips 66 Partners LP	3.550%	10/1/26	6,500	7,035
	Phillips 66 Partners LP	3.750%	3/1/28	3,650	3,890
	Phillips 66 Partners LP	3.150%	12/15/29	4,025	4,130
	Pioneer Natural Resources Co.	4.450%	1/15/26	4,450	5,156
	Plains All American Pipeline LP	3.800%	9/15/30	4,000	3,937
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	5,079	5,425
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	6,982	7,383
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	8,850	8,568
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	11,760	13,818
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	12,957	14,479
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	12,350	13,245
[4]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	17,200	18,985
	Schlumberger Investment SA	2.650%	6/26/30	3,500	3,519
	Shell International Finance BV	2.875%	5/10/26	12,247	13,411
	Shell International Finance BV	2.500%	9/12/26	17,136	18,439
	Shell International Finance BV	3.875%	11/13/28	6,300	7,294
	Shell International Finance BV	2.375%	11/7/29	13,600	14,249
	Shell International Finance BV	2.750%	4/6/30	7,250	7,845
	Spectra Energy Partners LP	3.375%	10/15/26	6,642	7,148
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,200	5,941
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	6,688	7,022
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	5,275	5,394
	TC PipeLines LP	3.900%	5/25/27	6,820	7,233
	Tosco Corp.	8.125%	2/15/30	2,350	3,414
	Total Capital International SA	3.455%	2/19/29	8,825	9,973
	Total Capital International SA	2.829%	1/10/30	16,168	17,525
	Total Capital SA	3.883%	10/11/28	8,277	9,601
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,876	8,100
	TransCanada PipeLines Ltd.	4.250%	5/15/28	12,725	14,555
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,900	16,905
[3]	Transcanada Trust	5.500%	9/15/79	9,385	9,362
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,985	2,565
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	3,423	3,776
[4]	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	9,250	9,830
	Valero Energy Corp.	3.400%	9/15/26	12,078	13,176
	Valero Energy Corp.	4.350%	6/1/28	9,525	10,742
	Valero Energy Corp.	4.000%	4/1/29	10,484	11,666
	Valero Energy Partners LP	4.375%	12/15/26	4,050	4,586
	Valero Energy Partners LP	4.500%	3/15/28	4,525	5,195
	Williams Cos. Inc.	4.000%	9/15/25	12,492	13,835
	Williams Cos. Inc.	3.750%	6/15/27	10,000	10,667
	Williams Cos. Inc.	3.500%	11/15/30	4,500	4,766
	Other Industrial (0.1%)
	CBRE Services Inc.	4.875%	3/1/26	5,460	6,197
	Cintas Corp. No. 2	3.700%	4/1/27	8,183	9,250
	Steelcase Inc.	5.125%	1/18/29	3,950	4,188
	Yale University	1.482%	4/15/30	9,590	9,672
	Technology (4.5%)
	Adobe Inc.	2.150%	2/1/27	8,150	8,730
	Adobe Inc.	2.300%	2/1/30	11,500	12,377
	Alphabet Inc.	1.998%	8/15/26	15,071	16,184
	Amdocs Ltd.	2.538%	6/15/30	6,000	5,935

68

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Analog Devices Inc.	3.900%	12/15/25	4,768	5,416
	Analog Devices Inc.	3.500%	12/5/26	7,453	8,357
	Apple Inc.	3.250%	2/23/26	32,314	36,277
	Apple Inc.	2.450%	8/4/26	25,345	27,476
	Apple Inc.	2.050%	9/11/26	17,150	18,268
	Apple Inc.	3.350%	2/9/27	9,320	10,566
	Apple Inc.	3.200%	5/11/27	26,999	30,576
	Apple Inc.	3.000%	6/20/27	3,345	3,736
	Apple Inc.	2.900%	9/12/27	28,925	32,330
	Apple Inc.	3.000%	11/13/27	1,851	2,078
	Apple Inc.	2.200%	9/11/29	16,730	17,882
	Apple Inc.	1.650%	5/11/30	16,200	16,624
	Applied Materials Inc.	3.900%	10/1/25	7,000	8,034
	Applied Materials Inc.	3.300%	4/1/27	11,189	12,762
	Applied Materials Inc.	1.750%	6/1/30	4,000	4,072
	Arrow Electronics Inc.	3.875%	1/12/28	3,350	3,510
	Autodesk Inc.	3.500%	6/15/27	4,260	4,812
	Autodesk Inc.	2.850%	1/15/30	5,775	6,362
	Avnet Inc.	4.625%	4/15/26	4,700	5,305
	Baidu Inc.	3.625%	7/6/27	3,975	4,275
	Baidu Inc.	4.375%	3/29/28	3,790	4,265
	Baidu Inc.	4.875%	11/14/28	6,750	7,928
	Baidu Inc.	3.425%	4/7/30	1,300	1,397
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	36,517	39,480
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	10,550	11,147
[4]	Broadcom Inc.	3.150%	11/15/25	19,050	20,245
[4]	Broadcom Inc.	4.250%	4/15/26	26,700	29,733
[4]	Broadcom Inc.	3.459%	9/15/26	17,308	18,578
[4]	Broadcom Inc.	4.110%	9/15/28	18,500	20,234
[4]	Broadcom Inc.	4.750%	4/15/29	25,100	28,482
[4]	Broadcom Inc.	5.000%	4/15/30	19,000	21,855
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,370	4,817
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	5,025	5,348
	CA Inc.	4.700%	3/15/27	3,225	3,555
	Cisco Systems Inc.	2.950%	2/28/26	6,837	7,696
	Cisco Systems Inc.	2.500%	9/20/26	12,803	14,146
	Citrix Systems Inc.	4.500%	12/1/27	6,400	7,344
	Citrix Systems Inc.	3.300%	3/1/30	2,850	3,044
[4]	Dell International LLC / EMC Corp.	5.850%	7/15/25	8,000	9,202
[4]	Dell International LLC / EMC Corp.	6.020%	6/15/26	40,480	46,252
[4]	Dell International LLC / EMC Corp.	4.900%	10/1/26	14,037	15,427
[4]	Dell International LLC / EMC Corp.	6.100%	7/15/27	4,200	4,850
[4]	Dell International LLC / EMC Corp.	5.300%	10/1/29	18,950	20,819
	DXC Technology Co.	4.750%	4/15/27	4,850	5,225
	Equifax Inc.	2.600%	12/15/25	3,000	3,192
	Equifax Inc.	3.100%	5/15/30	6,443	6,855
	Equinix Inc.	1.250%	7/15/25	4,000	3,998
	Equinix Inc.	5.875%	1/15/26	10,000	10,550
	Equinix Inc.	2.900%	11/18/26	4,275	4,598
	Equinix Inc.	5.375%	5/15/27	11,500	12,463
	Equinix Inc.	1.800%	7/15/27	4,000	3,994
	Equinix Inc.	3.200%	11/18/29	8,125	8,811
	Equinix Inc.	2.150%	7/15/30	5,000	4,945
	Fidelity National Information Services Inc.	3.000%	8/15/26	19,547	21,653
	Fidelity National Information Services Inc.	4.250%	5/15/28	450	532
	Fidelity National Information Services Inc.	3.750%	5/21/29	8,650	10,114
	Fiserv Inc.	3.200%	7/1/26	16,900	18,697
	Fiserv Inc.	2.250%	6/1/27	8,000	8,375
	Fiserv Inc.	4.200%	10/1/28	8,725	10,249
	Fiserv Inc.	3.500%	7/1/29	25,448	28,602
	Fiserv Inc.	2.650%	6/1/30	10,187	10,758
	Flex Ltd.	4.875%	6/15/29	6,186	6,781
	Global Payments Inc.	4.800%	4/1/26	5,109	5,971
	Global Payments Inc.	4.450%	6/1/28	4,650	5,397

69

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Global Payments Inc.	3.200%	8/15/29	16,262	17,410
	Global Payments Inc.	2.900%	5/15/30	9,000	9,406
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	20,525	23,694
	HP Inc.	3.000%	6/17/27	8,600	9,014
	HP Inc.	3.400%	6/17/30	7,250	7,440
	Intel Corp.	3.700%	7/29/25	18,804	21,396
	Intel Corp.	2.600%	5/19/26	8,593	9,367
	Intel Corp.	3.750%	3/25/27	9,350	10,850
	Intel Corp.	3.150%	5/11/27	3,150	3,548
	Intel Corp.	2.450%	11/15/29	20,100	21,703
	Intel Corp.	3.900%	3/25/30	14,325	17,338
	International Business Machines Corp.	7.000%	10/30/25	600	792
	International Business Machines Corp.	3.450%	2/19/26	17,456	19,650
	International Business Machines Corp.	3.300%	5/15/26	40,633	45,687
	International Business Machines Corp.	1.700%	5/15/27	10,225	10,438
	International Business Machines Corp.	6.220%	8/1/27	2,800	3,696
	International Business Machines Corp.	3.500%	5/15/29	21,350	24,586
	International Business Machines Corp.	1.950%	5/15/30	11,700	11,921
	Intuit Inc.	0.950%	7/15/25	4,400	4,408
	Intuit Inc.	1.350%	7/15/27	4,400	4,416
	Jabil Inc.	3.950%	1/12/28	4,000	4,309
	Jabil Inc.	3.600%	1/15/30	4,900	5,135
	Juniper Networks Inc.	3.750%	8/15/29	10,694	11,912
	Keysight Technologies Inc.	4.600%	4/6/27	7,225	8,475
	Keysight Technologies Inc.	3.000%	10/30/29	4,000	4,324
	KLA Corp.	4.100%	3/15/29	6,363	7,494
	Lam Research Corp.	3.750%	3/15/26	6,664	7,635
	Lam Research Corp.	4.000%	3/15/29	7,525	8,930
	Lam Research Corp.	1.900%	6/15/30	2,000	2,039
[4]	Leidos Inc.	4.375%	5/15/30	7,000	7,875
	Marvell Technology Group Ltd.	4.875%	6/22/28	4,000	4,800
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,000	4,359
	Micron Technology Inc.	4.975%	2/6/26	4,250	4,882
	Micron Technology Inc.	4.185%	2/15/27	4,700	5,264
	Micron Technology Inc.	5.327%	2/6/29	5,800	6,938
	Micron Technology Inc.	4.663%	2/15/30	4,100	4,771
	Microsoft Corp.	3.125%	11/3/25	28,061	31,365
	Microsoft Corp.	2.400%	8/8/26	31,323	34,161
	Microsoft Corp.	3.300%	2/6/27	33,789	38,592
	Motorola Solutions Inc.	4.600%	2/23/28	9,550	10,857
	Motorola Solutions Inc.	4.600%	5/23/29	2,525	2,916
	NetApp Inc.	2.375%	6/22/27	4,400	4,457
	NetApp Inc.	2.700%	6/22/30	6,000	6,014
	NVIDIA Corp.	3.200%	9/16/26	10,152	11,497
	NVIDIA Corp.	2.850%	4/1/30	13,300	14,783
[4]	NXP BV / NXP Funding LLC	5.350%	3/1/26	3,000	3,548
[4]	NXP BV / NXP Funding LLC	5.550%	12/1/28	5,000	6,092
[4]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	5,000	5,570
[4]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	4,000	4,218
[4]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	7,675	8,688
[4]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	9,000	9,679
	Oracle Corp.	2.650%	7/15/26	29,189	31,481
	Oracle Corp.	2.800%	4/1/27	21,984	23,959
	Oracle Corp.	3.250%	11/15/27	13,721	15,390
	Oracle Corp.	2.950%	4/1/30	27,700	30,838
	Oracle Corp.	3.250%	5/15/30	2,960	3,354
	PayPal Holdings Inc.	2.650%	10/1/26	10,500	11,337
	PayPal Holdings Inc.	2.850%	10/1/29	12,800	13,895
	PayPal Holdings Inc.	2.300%	6/1/30	7,400	7,678
	QUALCOMM Inc.	3.250%	5/20/27	14,053	15,902
	QUALCOMM Inc.	2.150%	5/20/30	10,000	10,401
	salesforce.com Inc.	3.700%	4/11/28	12,750	14,809
	Seagate HDD Cayman	4.875%	6/1/27	1,680	1,823
[4]	Seagate HDD Cayman	4.091%	6/1/29	1,636	1,710

70

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Seagate HDD Cayman	4.125%	1/15/31	2,000	2,098
	Texas Instruments Inc.	2.900%	11/3/27	3,350	3,747
	Texas Instruments Inc.	2.250%	9/4/29	9,280	9,834
	Texas Instruments Inc.	1.750%	5/4/30	6,403	6,505
	Trimble Inc.	4.900%	6/15/28	3,241	3,719
	Tyco Electronics Group SA	3.700%	2/15/26	3,397	3,774
	Tyco Electronics Group SA	3.125%	8/15/27	5,950	6,483
	Verisk Analytics Inc.	4.125%	3/15/29	6,925	8,112
	VMware Inc.	4.650%	5/15/27	4,000	4,428
	VMware Inc.	3.900%	8/21/27	12,776	13,512
	VMware Inc.	4.700%	5/15/30	10,000	11,098
	Xilinx Inc.	2.375%	6/1/30	5,400	5,570
	Transportation (1.0%)
[3]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	2,209	1,668
[3]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,182	1,833
[3]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	6,461	5,396
[3]	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	1,208	1,009
[3]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	1,704	1,630
[3]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	4,160	3,873
[3]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	3,665	3,331
[3]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	810	769
[3]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	4,905	4,567
[3]	BNSF Funding Trust I	6.613%	12/15/55	100	108
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	4,763	5,415
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,595	4,711
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,726	6,488
	Canadian National Railway Co.	2.950%	11/21/24	2	2
	Canadian National Railway Co.	2.750%	3/1/26	2,595	2,818
	Canadian National Railway Co.	6.900%	7/15/28	3,250	4,349
	Canadian Pacific Railway Co.	4.000%	6/1/28	5,070	5,842
	Canadian Pacific Railway Co.	2.050%	3/5/30	7,275	7,444
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,000	5,715
[3]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	4,179	3,796
	CSX Corp.	3.350%	11/1/25	9,300	10,432
	CSX Corp.	2.600%	11/1/26	6,650	7,235
	CSX Corp.	3.250%	6/1/27	8,605	9,624
	CSX Corp.	3.800%	3/1/28	7,631	8,787
	CSX Corp.	4.250%	3/15/29	10,625	12,734
	CSX Corp.	2.400%	2/15/30	3,365	3,557
[3]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	926	909
[3]	Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000%	6/10/28	7,000	6,701
	FedEx Corp.	3.250%	4/1/26	7,050	7,649
	FedEx Corp.	3.300%	3/15/27	5,050	5,424
	FedEx Corp.	3.400%	2/15/28	7,323	7,921
	FedEx Corp.	4.200%	10/17/28	2,000	2,267
	FedEx Corp.	3.100%	8/5/29	4,475	4,773
	FedEx Corp.	4.250%	5/15/30	4,700	5,363
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,550	6,337
	Kansas City Southern	2.875%	11/15/29	7,500	7,916
	Kirby Corp.	4.200%	3/1/28	5,070	5,106
[3]	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29		—
	Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,408
	Norfolk Southern Corp.	3.650%	8/1/25	2,450	2,766
	Norfolk Southern Corp.	2.900%	6/15/26	4,225	4,672
	Norfolk Southern Corp.	3.150%	6/1/27	4,085	4,551
	Norfolk Southern Corp.	3.800%	8/1/28	5,600	6,502
	Norfolk Southern Corp.	2.550%	11/1/29	5,045	5,373
	Ryder System Inc.	2.900%	12/1/26	6,725	6,935
	Southwest Airlines Co.	3.000%	11/15/26	5,570	5,431
	Southwest Airlines Co.	5.125%	6/15/27	6,005	6,255
	Southwest Airlines Co.	3.450%	11/16/27	2,800	2,745
	Southwest Airlines Co.	2.625%	2/10/30	5,500	4,936

71

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,256	1,062
	Union Pacific Corp.	3.750%	7/15/25	7,050	7,989
	Union Pacific Corp.	3.250%	8/15/25	6,680	7,413
	Union Pacific Corp.	2.750%	3/1/26	5,414	5,891
	Union Pacific Corp.	2.150%	2/5/27	3,782	3,999
	Union Pacific Corp.	3.000%	4/15/27	2,181	2,407
	Union Pacific Corp.	3.950%	9/10/28	13,492	15,943
	Union Pacific Corp.	3.700%	3/1/29	10,075	11,759
	Union Pacific Corp.	2.400%	2/5/30	6,000	6,379
[3]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	3,886	3,533
[3]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	3,691	3,322
[3]	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	5,415	4,883
[3]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	1,613	1,563
[3]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	2,604	2,176
[3]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,691	2,543
[3]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	716	593
[3]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	5,728	5,268
	United Parcel Service Inc.	2.400%	11/15/26	3,125	3,390
	United Parcel Service Inc.	3.050%	11/15/27	7,395	8,349
	United Parcel Service Inc.	3.400%	3/15/29	6,300	7,242
	United Parcel Service Inc.	2.500%	9/1/29	4,400	4,785
	United Parcel Service Inc.	4.450%	4/1/30	3,675	4,583
[3]	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	314	277
[3]	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	698	587
[3]	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	2,590	2,164
					9,793,382

Utilities (2.6%)

	Electric (2.3%)
	AEP Texas Inc.	3.950%	6/1/28	4,050	4,603
	AEP Transmission Co. LLC	3.100%	12/1/26	4,370	4,883
	Ameren Corp.	3.650%	2/15/26	3,595	4,038
	Ameren Corp.	3.500%	1/15/31	1,000	1,118
	Ameren Illinois Co.	3.800%	5/15/28	3,900	4,489
	American Electric Power Co. Inc.	3.200%	11/13/27	2,800	3,034
	American Electric Power Co. Inc.	4.300%	12/1/28	7,450	8,743
	American Electric Power Co. Inc.	2.300%	3/1/30	5,300	5,417
	Appalachian Power Co.	3.300%	6/1/27	769	822
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,921
	Arizona Public Service Co.	2.600%	8/15/29	2,000	2,109
	Avangrid Inc.	3.800%	6/1/29	6,150	7,111
	Baltimore Gas & Electric Co.	2.400%	8/15/26	4,550	4,844
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	7,932	8,887
	Black Hills Corp.	3.950%	1/15/26	3,400	3,709
	Black Hills Corp.	3.150%	1/15/27	3,700	3,879
	Black Hills Corp.	3.050%	10/15/29	1,620	1,712
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,700	1,748
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,350	2,561
	CenterPoint Energy Inc.	4.250%	11/1/28	3,920	4,555
	CenterPoint Energy Inc.	2.950%	3/1/30	2,406	2,559
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,980	5,245
[4]	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	1,034
	CMS Energy Corp.	3.000%	5/15/26	3,000	3,221
	CMS Energy Corp.	3.450%	8/15/27	3,825	4,187
[3]	CMS Energy Corp.	4.750%	6/1/50	5,100	5,224
	Commonwealth Edison Co.	2.550%	6/15/26	4,650	5,002
	Commonwealth Edison Co.	2.950%	8/15/27	3,510	3,846
	Commonwealth Edison Co.	3.700%	8/15/28	4,990	5,778
	Commonwealth Edison Co.	2.200%	3/1/30	1,500	1,574
	Connecticut Light & Power Co.	3.200%	3/15/27	5,100	5,582
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,650	6,199
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	2,200	2,491
	Dominion Energy Inc.	3.900%	10/1/25	5,205	5,849

72

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Energy Inc.	2.850%	8/15/26	2,300	2,423
Dominion Energy Inc.	4.250%	6/1/28	600	690
Dominion Energy Inc.	3.375%	4/1/30	18,350	20,270
DTE Electric Co.	2.250%	3/1/30	8,400	8,827
DTE Electric Co.	2.625%	3/1/31	4,000	4,328
DTE Energy Co.	2.850%	10/1/26	5,780	6,139
DTE Energy Co.	3.800%	3/15/27	7,575	8,200
DTE Energy Co.	3.400%	6/15/29	3,200	3,455
Duke Energy Carolinas LLC	2.950%	12/1/26	3,550	3,937
Duke Energy Carolinas LLC	3.950%	11/15/28	9,475	11,162
Duke Energy Carolinas LLC	2.450%	8/15/29	7,050	7,592
Duke Energy Carolinas LLC	2.450%	2/1/30	8,000	8,618
Duke Energy Corp.	2.650%	9/1/26	10,235	11,096
Duke Energy Corp.	3.150%	8/15/27	6,050	6,696
Duke Energy Corp.	3.400%	6/15/29	7,355	8,282
Duke Energy Corp.	2.450%	6/1/30	4,000	4,173
Duke Energy Florida LLC	3.200%	1/15/27	4,150	4,630
Duke Energy Florida LLC	3.800%	7/15/28	3,255	3,787
Duke Energy Florida LLC	2.500%	12/1/29	2,333	2,519
Duke Energy Ohio Inc.	3.650%	2/1/29	5,517	6,389
Duke Energy Ohio Inc.	2.125%	6/1/30	1,500	1,551
Duke Energy Progress LLC	3.250%	8/15/25	5,473	6,081
Duke Energy Progress LLC	3.700%	9/1/28	5,300	6,118
Duke Energy Progress LLC	3.450%	3/15/29	11,900	13,618
Edison International	5.750%	6/15/27	1,300	1,488
Edison International	4.125%	3/15/28	4,590	4,857
Emera US Finance LP	3.550%	6/15/26	8,990	10,048
Enel Americas SA	4.000%	10/25/26	3,250	3,448
Enel Chile SA	4.875%	6/12/28	4,800	5,379
Entergy Arkansas Inc.	3.500%	4/1/26	4,212	4,674
Entergy Corp.	2.950%	9/1/26	4,287	4,692
Entergy Corp.	2.800%	6/15/30	5,000	5,272
Entergy Louisiana LLC	2.400%	10/1/26	3,180	3,335
Entergy Louisiana LLC	3.120%	9/1/27	7,725	8,428
Entergy Louisiana LLC	3.250%	4/1/28	4,700	5,167
Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,346
Entergy Texas Inc.	4.000%	3/30/29	3,100	3,598
Evergy Inc.	2.900%	9/15/29	3,843	4,115
Evergy Metro Inc.	2.250%	6/1/30	3,000	3,137
Eversource Energy	3.300%	1/15/28	5,000	5,480
Eversource Energy	4.250%	4/1/29	5,000	5,849
Exelon Corp.	3.400%	4/15/26	8,596	9,569
Exelon Corp.	4.050%	4/15/30	11,035	12,731
FirstEnergy Corp.	3.900%	7/15/27	6,349	7,179
FirstEnergy Corp.	2.650%	3/1/30	8,025	8,318
FirstEnergy Corp.	2.250%	9/1/30	2,000	1,997
Florida Power & Light Co.	3.125%	12/1/25	4,970	5,527
Fortis Inc.	3.055%	10/4/26	7,351	7,891
Georgia Power Co.	3.250%	4/1/26	2,886	3,080
Georgia Power Co.	3.250%	3/30/27	3,039	3,280
Georgia Power Co.	2.650%	9/15/29	14,595	15,329
Gulf Power Co.	3.300%	5/30/27	3,075	3,349
Indiana Michigan Power Co.	3.850%	5/15/28	7,700	8,680
Interstate Power & Light Co.	4.100%	9/26/28	5,450	6,271
Interstate Power & Light Co.	2.300%	6/1/30	3,000	3,065
ITC Holdings Corp.	3.250%	6/30/26	2,210	2,424
ITC Holdings Corp.	3.350%	11/15/27	5,650	6,277
Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	3,114
MidAmerican Energy Co.	3.650%	4/15/29	3,988	4,749
Mississippi Power Co.	3.950%	3/30/28	3,000	3,388
National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	3,365	3,747
National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,010	5,406
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,804	5,366
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	2,600	3,021

73

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	5,985	6,897
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	3,652	3,888
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,575	3,746
	Nevada Power Co.	3.700%	5/1/29	6,890	7,969
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	3,624	4,051
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	4,796	5,401
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	4,425	5,011
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	11,336	12,200
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,810	16,210
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,400	5,575
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,000	3,270
	NSTAR Electric Co.	3.200%	5/15/27	3,491	3,904
	NSTAR Electric Co.	3.250%	5/15/29	2,470	2,817
	NSTAR Electric Co.	3.950%	4/1/30	1,763	2,124
	Ohio Power Co.	2.600%	4/1/30	700	751
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,625	4,052
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	1,825	1,999
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,424	9,951
[4]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	3,250	3,550
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,937
[5]	Pacific Gas & Electric Co.	3.300%	12/1/27	10,000	10,850
	Pacific Gas & Electric Co.	2.500%	2/1/31	12,000	11,720
	PacifiCorp	3.500%	6/15/29	4,375	5,013
	PacifiCorp	2.700%	9/15/30	2,500	2,714
	PPL Capital Funding Inc.	3.100%	5/15/26	9,706	10,492
	PPL Capital Funding Inc.	4.125%	4/15/30	2,250	2,562
	Public Service Co. of Colorado	3.700%	6/15/28	2,225	2,579
	Public Service Electric & Gas Co.	2.250%	9/15/26	5,500	5,731
	Public Service Electric & Gas Co.	3.000%	5/15/27	2,850	3,119
	Public Service Electric & Gas Co.	3.700%	5/1/28	3,060	3,528
	Public Service Electric & Gas Co.	3.200%	5/15/29	2,675	3,025
	Public Service Electric & Gas Co.	2.450%	1/15/30	2,694	2,885
	Puget Energy Inc.	3.650%	5/15/25	3,000	3,123
[4]	Puget Energy Inc.	4.100%	6/15/30	6,000	6,554
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,800	1,939
	Sierra Pacific Power Co.	2.600%	5/1/26	6,580	7,113
	Southern California Edison Co.	3.700%	8/1/25	4,800	5,298
	Southern California Edison Co.	3.650%	3/1/28	5,250	5,891
	Southern California Edison Co.	4.200%	3/1/29	4,550	5,296
	Southern California Edison Co.	6.650%	4/1/29	4,925	6,061
	Southern California Edison Co.	2.850%	8/1/29	3,665	3,869
	Southern California Edison Co.	2.250%	6/1/30	2,500	2,525
	Southern Co.	3.250%	7/1/26	5,195	5,699
	Southern Co.	3.700%	4/30/30	12,000	13,642
	Southern Power Co.	4.150%	12/1/25	2,380	2,699
	Southwestern Electric Power Co.	2.750%	10/1/26	3,202	3,413
	Southwestern Electric Power Co.	4.100%	9/15/28	4,820	5,476
	Union Electric Co.	2.950%	6/15/27	3,600	3,932
	Union Electric Co.	3.500%	3/15/29	3,450	3,962
	Union Electric Co.	2.950%	3/15/30	1,150	1,284
	Virginia Electric & Power Co.	3.150%	1/15/26	8,296	9,227
	Virginia Electric & Power Co.	2.950%	11/15/26	6,592	7,281
	Virginia Electric & Power Co.	3.500%	3/15/27	5,862	6,638
	Virginia Electric & Power Co.	3.800%	4/1/28	7,775	9,013
	Virginia Electric & Power Co.	2.875%	7/15/29	6,210	6,829
	Westar Energy Inc.	2.550%	7/1/26	3,835	4,025
	Westar Energy Inc.	3.100%	4/1/27	4,187	4,442
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,950	3,184
	Xcel Energy Inc.	3.350%	12/1/26	4,775	5,340
	Xcel Energy Inc.	4.000%	6/15/28	5,250	6,129
	Xcel Energy Inc.	2.600%	12/1/29	4,555	4,809
	Xcel Energy Inc.	3.400%	6/1/30	5,525	6,272

74

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Natural Gas (0.2%)
	Atmos Energy Corp.	3.000%	6/15/27	4,725	5,173
	Atmos Energy Corp.	2.625%	9/15/29	3,100	3,358
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,635	1,843
[4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,971
	NiSource Finance Corp.	3.490%	5/15/27	7,613	8,571
	NiSource Inc.	2.950%	9/1/29	4,050	4,410
	NiSource Inc.	3.600%	5/1/30	8,900	10,158
	ONE Gas Inc.	2.000%	5/15/30	2,550	2,606
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,550	2,897
	Sempra Energy	3.750%	11/15/25	7,036	7,763
	Sempra Energy	3.250%	6/15/27	6,791	7,457
	Sempra Energy	3.400%	2/1/28	11,215	12,271
	Southern California Gas Co.	2.600%	6/15/26	6,900	7,381
	Southern California Gas Co.	2.550%	2/1/30	5,000	5,403
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,958	2,095
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,855
	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	5,750	6,284
	American Water Capital Corp.	3.750%	9/1/28	4,460	5,132
	American Water Capital Corp.	3.450%	6/1/29	4,255	4,822
	American Water Capital Corp.	2.800%	5/1/30	5,100	5,554
	Essential Utilities Inc.	3.566%	5/1/29	1,300	1,439
	Essential Utilities Inc.	2.704%	4/15/30	3,500	3,668
					962,223
Total Corporate Bonds (Cost $15,562,406)					16,693,740
Sovereign Bonds (4.1%)
	Asian Development Bank	2.000%	4/24/26	17,425	18,844
	Asian Development Bank	1.750%	8/14/26	9,800	10,425
	Asian Development Bank	2.625%	1/12/27	12,750	14,302
	Asian Development Bank	2.375%	8/10/27	2,800	3,116
	Asian Development Bank	2.500%	11/2/27	19,845	22,313
	Asian Development Bank	2.750%	1/19/28	8,917	10,214
	Asian Development Bank	5.820%	6/16/28	4,180	5,701
	Asian Development Bank	3.125%	9/26/28	8,675	10,213
	Asian Development Bank	1.750%	9/19/29	16,850	18,071
	Asian Development Bank	1.875%	1/24/30	13,350	14,492
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	8,050	8,524
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	867	945
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	12,225	14,204
	Ecopetrol SA	5.375%	6/26/26	13,541	14,252
	Ecopetrol SA	6.875%	4/29/30	22,350	25,702
	Equinor ASA	3.250%	11/10/24	6	7
	Equinor ASA	1.750%	1/22/26	10,650	10,896
	Equinor ASA	3.000%	4/6/27	385	424
	Equinor ASA	7.250%	9/23/27	7,055	9,464
	Equinor ASA	3.625%	9/10/28	5,130	5,873
	Equinor ASA	3.125%	4/6/30	5,000	5,516
	Equinor ASA	2.375%	5/22/30	5,239	5,435
	European Investment Bank	0.625%	7/25/25	8,200	8,269
	European Investment Bank	2.125%	4/13/26	15,195	16,552
	European Investment Bank	2.375%	5/24/27	17,115	19,062
	European Investment Bank	1.625%	10/9/29	13,250	14,130
	European Investment Bank	0.875%	5/17/30	10,600	10,587
	Export-Import Bank of Korea	2.875%	1/21/25	5	5
	Export-Import Bank of Korea	3.250%	11/10/25	9,750	10,871
	Export-Import Bank of Korea	2.625%	5/26/26	12,000	13,055
	Export-Import Bank of Korea	3.250%	8/12/26	6,350	7,156
	Export-Import Bank of Korea	2.375%	4/21/27	3,000	3,166
	Hydro-Quebec	8.500%	12/1/29	1,400	2,233
	Hydro-Quebec	9.375%	4/15/30	1,572	2,623

75

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	5,900	6,516
	Inter-American Development Bank	0.625%	7/15/25	20,000	20,116
	Inter-American Development Bank	2.000%	6/2/26	9,015	9,735
	Inter-American Development Bank	2.000%	7/23/26	13,325	14,381
	Inter-American Development Bank	2.375%	7/7/27	23,953	26,637
	Inter-American Development Bank	3.125%	9/18/28	19,350	22,804
	Inter-American Development Bank	2.250%	6/18/29	20,900	23,290
	International Bank for Reconstruction & Development	2.500%	7/29/25	27,135	29,854
	International Bank for Reconstruction & Development	3.125%	11/20/25	8,025	9,134
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,438
	International Bank for Reconstruction & Development	1.875%	10/27/26	19,350	20,807
	International Bank for Reconstruction & Development	2.500%	11/22/27	19,695	22,178
	International Bank for Reconstruction & Development	1.750%	10/23/29	30,191	32,456
	International Bank for Reconstruction & Development	0.875%	5/14/30	8,150	8,125
	International Finance Corp.	2.125%	4/7/26	10,055	10,949
[6]	Japan Bank for International Cooperation	2.750%	1/21/26	13,000	14,372
[6]	Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,794
[6]	Japan Bank for International Cooperation	1.875%	7/21/26	2,250	2,381
[6]	Japan Bank for International Cooperation	2.250%	11/4/26	17,675	19,138
[6]	Japan Bank for International Cooperation	2.875%	6/1/27	19,360	21,830
[6]	Japan Bank for International Cooperation	2.875%	7/21/27	9,450	10,672
[6]	Japan Bank for International Cooperation	2.750%	11/16/27	17,740	19,971
[6]	Japan Bank for International Cooperation	3.250%	7/20/28	10,650	12,447
[6]	Japan Bank for International Cooperation	3.500%	10/31/28	11,325	13,514
[6]	Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,707
[6]	Japan International Cooperation Agency	2.750%	4/27/27	7,560	8,376
[6]	Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,508
[7]	KFW	2.875%	4/3/28	22,515	26,171
[7]	KFW	1.750%	9/14/29	21,350	22,950
	Korea Development Bank	3.000%	1/13/26	10,000	10,978
	Korea Development Bank	2.000%	9/12/26	6,800	7,148
[7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	12,925	13,740
[7]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	8,440	9,500
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	7,490	8,576
	Province of Alberta	3.300%	3/15/28	9,680	11,192
	Province of British Columbia	6.500%	1/15/26	1,935	2,505
	Province of British Columbia	2.250%	6/2/26	6,765	7,336
	Province of Manitoba	2.125%	6/22/26	5,000	5,371
	Province of New Brunswick	3.625%	2/24/28	4,200	4,929
	Province of Ontario	2.500%	4/27/26	11,075	12,092
	Province of Ontario	2.300%	6/15/26	22,700	24,410
	Province of Ontario	2.000%	10/2/29	14,020	14,888
	Province of Quebec	2.500%	4/20/26	14,750	16,161
	Province of Quebec	2.750%	4/12/27	16,500	18,425
	Province of Quebec	7.500%	9/15/29	5,535	8,528
	Province of Quebec	1.350%	5/28/30	21,400	21,543
	Republic of Chile	3.125%	3/27/25	3,050	3,313
	Republic of Chile	3.125%	1/21/26	9,738	10,635
[3]	Republic of Chile	3.240%	2/6/28	18,255	20,007
[3]	Republic of Colombia	4.500%	1/28/26	12,111	13,090
[3]	Republic of Colombia	3.875%	4/25/27	17,718	18,617
[3]	Republic of Colombia	4.500%	3/15/29	17,550	19,075
[3]	Republic of Colombia	3.000%	1/30/30	8,900	8,731
	Republic of Indonesia	3.500%	1/11/28	14,950	15,865
	Republic of Indonesia	4.100%	4/24/28	10,300	11,407
	Republic of Indonesia	4.750%	2/11/29	8,353	9,669
	Republic of Indonesia	3.400%	9/18/29	3,750	3,980
	Republic of Indonesia	2.850%	2/14/30	11,200	11,438
	Republic of Italy	2.875%	10/17/29	18,675	18,685
	Republic of Korea	5.625%	11/3/25	1,875	2,318
	Republic of Korea	2.750%	1/19/27	14,200	15,435
	Republic of Korea	3.500%	9/20/28	4,000	4,650
	Republic of Korea	2.500%	6/19/29	2,140	2,342
[3]	Republic of Panama	3.750%	3/16/25	177	191

76

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Panama	7.125%	1/29/26	8,579	10,810
	Republic of Panama	8.875%	9/30/27	8,572	12,162
[3]	Republic of Panama	3.875%	3/17/28	8,000	8,990
	Republic of Panama	9.375%	4/1/29	5,835	8,847
[3]	Republic of Panama	3.160%	1/23/30	17,300	18,619
	Republic of Peru	7.350%	7/21/25	12,190	15,506
[3]	Republic of Peru	2.392%	1/23/26	12,600	13,151
	Republic of Peru	4.125%	8/25/27	5,110	5,856
	Republic of Peru	2.844%	6/20/30	1,000	1,072
	Republic of Poland	3.250%	4/6/26	14,439	16,178
	Republic of the Philippines	5.500%	3/30/26	5,838	7,013
	Republic of the Philippines	3.000%	2/1/28	19,310	20,820
	Republic of the Philippines	3.750%	1/14/29	11,900	13,589
	Republic of the Philippines	9.500%	2/2/30	16,942	27,531
	Republic of the Philippines	2.457%	5/5/30	2,000	2,095
	State of Israel	2.875%	3/16/26	6,600	7,200
	State of Israel	3.250%	1/17/28	7,415	8,394
	State of Israel	2.500%	1/15/30	6,525	7,031
	United Mexican States	4.125%	1/21/26	21,560	23,232
	United Mexican States	4.150%	3/28/27	24,091	25,839
	United Mexican States	3.750%	1/11/28	22,780	23,684
	United Mexican States	4.500%	4/22/29	25,565	27,634
[3]	United Mexican States	3.250%	4/16/30	28,950	28,502
Total Sovereign Bonds (Cost $1,405,778)					1,505,418
Taxable Municipal Bonds (0.3%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,800	1,902
	California GO	6.650%	3/1/22	3,500	3,744
	California GO	3.500%	4/1/28	3,600	4,185
	California GO	2.500%	10/1/29	11,250	12,239
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	190	199
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	3,602
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,194
[8]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,750	20,241
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	1,925	2,097
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,698
	Oregon GO	5.892%	6/1/27	13,900	17,376
[9]	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,790
[8]	Oregon School Boards Association GO	5.550%	6/30/28	875	1,055
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,707
	Regents of the University of California Revenue	3.063%	7/1/25	9,500	10,416
	Texas Transportation Commission Revenue	5.178%	4/1/30	6,875	8,809
	Utah GO	3.539%	7/1/25	1,545	1,654
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,665
[9]	Wisconsin GO	5.700%	5/1/26	2,660	3,057
Total Taxable Municipal Bonds (Cost $96,340)					100,631

77

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[10]	Vanguard Market Liquidity Fund (Cost $233,004)	0.227%	2,330,927	233,092
Total Investments (99.6%) (Cost $33,861,821)				36,690,420
Other Assets and Liabilities—Net (0.4%)				130,942
Net Assets (100%)				36,821,362
Cost is in $000.

1	U.S. government-guaranteed.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $879,977,000, representing 2.4% of net assets.
5	Non-income-producing security—security in default.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

78

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (40.3%)
U.S. Government Securities (39.2%)
	United States Treasury Note/Bond	0.625%	5/15/30	20,180	20,117
	United States Treasury Note/Bond	6.250%	5/15/30	3,095	4,764
	United States Treasury Note/Bond	4.500%	2/15/36	2,430	3,719
	United States Treasury Note/Bond	5.000%	5/15/37	4	7
	United States Treasury Note/Bond	4.375%	2/15/38	18,908	29,378
	United States Treasury Note/Bond	4.500%	5/15/38	18,725	29,527
	United States Treasury Note/Bond	3.500%	2/15/39	27,838	39,369
	United States Treasury Note/Bond	4.250%	5/15/39	33,892	52,341
	United States Treasury Note/Bond	4.500%	8/15/39	15,781	25,117
	United States Treasury Note/Bond	4.375%	11/15/39	21,210	33,333
	United States Treasury Note/Bond	4.625%	2/15/40	4,806	7,793
	United States Treasury Note/Bond	1.125%	5/15/40	58,955	58,402
	United States Treasury Note/Bond	4.375%	5/15/40	50,663	80,008
	United States Treasury Note/Bond	3.875%	8/15/40	28,555	42,529
	United States Treasury Note/Bond	4.250%	11/15/40	36,300	56,679
	United States Treasury Note/Bond	4.750%	2/15/41	31,915	52,914
	United States Treasury Note/Bond	4.375%	5/15/41	37,045	58,884
	United States Treasury Note/Bond	3.750%	8/15/41	33,470	49,300
	United States Treasury Note/Bond	3.125%	11/15/41	36,977	50,046
	United States Treasury Note/Bond	3.125%	2/15/42	49,452	67,077
	United States Treasury Note/Bond	3.000%	5/15/42	37,225	49,550
	United States Treasury Note/Bond	2.750%	8/15/42	61,523	78,845
	United States Treasury Note/Bond	2.750%	11/15/42	71,703	91,802
	United States Treasury Note/Bond	3.125%	2/15/43	74,415	100,832
	United States Treasury Note/Bond	2.875%	5/15/43	88,875	116,065
	United States Treasury Note/Bond	3.625%	8/15/43	83,785	122,326
	United States Treasury Note/Bond	3.750%	11/15/43	89,915	133,776
	United States Treasury Note/Bond	3.625%	2/15/44	109,564	160,374
	United States Treasury Note/Bond	3.375%	5/15/44	93,037	131,531
	United States Treasury Note/Bond	3.125%	8/15/44	71,978	98,115
	United States Treasury Note/Bond	3.000%	11/15/44	54,036	72,316
	United States Treasury Note/Bond	2.500%	2/15/45	110,827	136,611
	United States Treasury Note/Bond	3.000%	5/15/45	8,215	11,024
	United States Treasury Note/Bond	2.875%	8/15/45	69,357	91,345
	United States Treasury Note/Bond	3.000%	11/15/45	62,495	84,202
	United States Treasury Note/Bond	2.500%	2/15/46	88,710	109,806
	United States Treasury Note/Bond	2.500%	5/15/46	106,406	131,926
	United States Treasury Note/Bond	2.250%	8/15/46	94,969	112,553
	United States Treasury Note/Bond	2.875%	11/15/46	80,964	107,606
	United States Treasury Note/Bond	3.000%	2/15/47	54,144	73,704
	United States Treasury Note/Bond	3.000%	5/15/47	104,486	142,330
	United States Treasury Note/Bond	2.750%	8/15/47	113,996	148,835
	United States Treasury Note/Bond	2.750%	11/15/47	123,746	161,778
	United States Treasury Note/Bond	3.000%	2/15/48	125,720	171,981
	United States Treasury Note/Bond	3.125%	5/15/48	113,086	158,321
	United States Treasury Note/Bond	3.000%	8/15/48	125,935	173,042
	United States Treasury Note/Bond	3.375%	11/15/48	122,791	180,291
	United States Treasury Note/Bond	3.000%	2/15/49	81,831	112,876
	United States Treasury Note/Bond	2.875%	5/15/49	124,270	167,958
	United States Treasury Note/Bond	2.250%	8/15/49	101,760	122,287
	United States Treasury Note/Bond	2.375%	11/15/49	6,586	8,128
	United States Treasury Note/Bond	2.000%	2/15/50	117,025	133,903
	United States Treasury Note/Bond	1.250%	5/15/50	285,730	274,255
					4,731,598
Agency Bonds and Notes (1.1%)
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,549
	Federal Home Loan Banks	5.500%	7/15/36	4,055	6,340
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	14,944
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	17,212	27,111
[1]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	28
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	9,200	14,254

79

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	7,760	12,502
[1]	Federal National Mortgage Assn.	6.210%	8/6/38	770	1,323
	Tennessee Valley Authority	4.650%	6/15/35	4,510	6,242
	Tennessee Valley Authority	5.880%	4/1/36	4,535	7,058
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,570
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,955
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,799
	Tennessee Valley Authority	5.250%	9/15/39	13,770	20,777
	Tennessee Valley Authority	4.875%	1/15/48	2,650	4,076
	Tennessee Valley Authority	5.375%	4/1/56	950	1,651
	Tennessee Valley Authority	4.625%	9/15/60	400	635
	Tennessee Valley Authority	4.250%	9/15/65	2,500	3,795
					129,609
Total U.S. Government and Agency Obligations (Cost $3,850,126)					4,861,207
Corporate Bonds (51.7%)
Finance (8.8%)
	Banking (4.6%)
	Ally Financial Inc.	8.000%	11/1/31	4,425	5,786
	Ally Financial Inc.	8.000%	11/1/31	1,599	2,038
	American Express Co.	4.050%	12/3/42	2,761	3,370
	Bank of America Corp.	6.110%	1/29/37	6,600	9,376
[2]	Bank of America Corp.	4.244%	4/24/38	8,885	10,892
	Bank of America Corp.	7.750%	5/14/38	5,634	9,253
[2]	Bank of America Corp.	4.078%	4/23/40	4,185	5,109
[2]	Bank of America Corp.	2.676%	6/19/41	5,000	5,131
	Bank of America Corp.	5.875%	2/7/42	3,765	5,585
	Bank of America Corp.	5.000%	1/21/44	5,436	7,494
	Bank of America Corp.	4.875%	4/1/44	1,238	1,660
	Bank of America Corp.	4.750%	4/21/45	1,190	1,564
[2]	Bank of America Corp.	4.443%	1/20/48	885	1,144
[2]	Bank of America Corp.	3.946%	1/23/49	4,495	5,419
[2]	Bank of America Corp.	4.330%	3/15/50	7,340	9,459
[2]	Bank of America Corp.	4.083%	3/20/51	14,150	17,683
	Barclays plc	5.250%	8/17/45	4,375	5,857
	Barclays plc	4.950%	1/10/47	3,205	4,167
	Citigroup Inc.	6.625%	6/15/32	5,905	8,073
	Citigroup Inc.	5.875%	2/22/33	1,000	1,297
	Citigroup Inc.	6.000%	10/31/33	2,145	2,837
	Citigroup Inc.	6.125%	8/25/36	2,108	2,854
[2]	Citigroup Inc.	3.878%	1/24/39	4,025	4,686
	Citigroup Inc.	8.125%	7/15/39	1,904	3,294
[2]	Citigroup Inc.	5.316%	3/26/41	4,000	5,393
	Citigroup Inc.	5.875%	1/30/42	3,600	5,226
	Citigroup Inc.	6.675%	9/13/43	2,819	4,356
	Citigroup Inc.	5.300%	5/6/44	4,424	5,883
	Citigroup Inc.	4.650%	7/30/45	2,949	3,801
	Citigroup Inc.	4.750%	5/18/46	3,450	4,414
[2]	Citigroup Inc.	4.281%	4/24/48	1,000	1,238
	Citigroup Inc.	4.650%	7/23/48	4,525	5,953
	Cooperatieve Rabobank UA	5.250%	5/24/41	3,050	4,260
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,555	2,237
	Cooperatieve Rabobank UA	5.250%	8/4/45	5,016	6,784
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	5,545	7,327
	Credit Suisse USA Inc.	7.125%	7/15/32	2,050	3,110
	Fifth Third Bancorp	8.250%	3/1/38	3,113	5,029
	First Republic Bank	4.375%	8/1/46	1,350	1,585
	First Republic Bank	4.625%	2/13/47	1,275	1,532
	Goldman Sachs Capital I	6.345%	2/15/34	2,000	2,700
	Goldman Sachs Group Inc.	6.125%	2/15/33	1,300	1,799
	Goldman Sachs Group Inc.	6.450%	5/1/36	417	576
	Goldman Sachs Group Inc.	6.750%	10/1/37	17,347	25,136
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,100	2,442

80

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	4,300	5,223
	Goldman Sachs Group Inc.	6.250%	2/1/41	9,971	14,930
	Goldman Sachs Group Inc.	4.800%	7/8/44	3,682	4,806
	Goldman Sachs Group Inc.	5.150%	5/22/45	6,025	7,935
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,446	3,175
	HSBC Bank USA NA	5.875%	11/1/34	2,153	2,828
	HSBC Bank USA NA	7.000%	1/15/39	2,175	3,238
	HSBC Holdings plc	7.625%	5/17/32	2,599	3,621
	HSBC Holdings plc	6.500%	5/2/36	5,176	6,910
	HSBC Holdings plc	6.500%	9/15/37	7,945	10,760
	HSBC Holdings plc	6.800%	6/1/38	100	140
	HSBC Holdings plc	6.100%	1/14/42	2,520	3,583
	HSBC Holdings plc	5.250%	3/14/44	4,002	5,066
	JPMorgan Chase & Co.	8.750%	9/1/30	575	852
	JPMorgan Chase & Co.	6.400%	5/15/38	5,524	8,515
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	5,470	6,413
	JPMorgan Chase & Co.	5.500%	10/15/40	3,750	5,480
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	4,000	4,325
	JPMorgan Chase & Co.	5.600%	7/15/41	4,900	7,134
	JPMorgan Chase & Co.	5.400%	1/6/42	4,018	5,692
	JPMorgan Chase & Co.	5.625%	8/16/43	5,200	7,569
	JPMorgan Chase & Co.	4.850%	2/1/44	3,800	5,173
	JPMorgan Chase & Co.	4.950%	6/1/45	4,364	5,852
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	4,780	5,998
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	4,105	5,047
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	8,968	10,949
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	3,460	4,178
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	5,425	5,843
	Lloyds Banking Group plc	5.300%	12/1/45	955	1,252
	Lloyds Banking Group plc	4.344%	1/9/48	5,000	5,820
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	872	1,050
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,095	2,499
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,350	3,788
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	1,031
	Morgan Stanley	7.250%	4/1/32	2,670	3,995
[2]	Morgan Stanley	3.971%	7/22/38	6,060	7,222
[2]	Morgan Stanley	4.457%	4/22/39	2,422	3,058
	Morgan Stanley	6.375%	7/24/42	4,810	7,562
	Morgan Stanley	4.300%	1/27/45	7,175	9,005
	Morgan Stanley	4.375%	1/22/47	1,070	1,385
[2]	Morgan Stanley	5.597%	3/24/51	8,095	12,261
	Regions Bank	6.450%	6/26/37	1,650	2,226
	Regions Financial Corp.	7.375%	12/10/37	1,000	1,408
[2]	Royal Bank of Scotland Group plc	3.754%	11/1/29	800	829
	Wachovia Corp.	7.500%	4/15/35	1,490	2,140
	Wachovia Corp.	5.500%	8/1/35	3,159	4,134
	Wells Fargo & Co.	5.375%	2/7/35	2,340	3,167
[2]	Wells Fargo & Co.	3.068%	4/30/41	11,500	11,966
	Wells Fargo & Co.	5.375%	11/2/43	4,110	5,539
	Wells Fargo & Co.	5.606%	1/15/44	7,220	10,011
	Wells Fargo & Co.	4.650%	11/4/44	6,453	7,972
	Wells Fargo & Co.	3.900%	5/1/45	4,695	5,515
	Wells Fargo & Co.	4.900%	11/17/45	6,281	8,077
	Wells Fargo & Co.	4.400%	6/14/46	4,391	5,340
	Wells Fargo & Co.	4.750%	12/7/46	6,325	8,086
[2]	Wells Fargo & Co.	5.013%	4/4/51	11,800	16,296
	Wells Fargo & Co.	5.950%	12/1/86	1,904	2,289
	Wells Fargo Bank NA	5.950%	8/26/36	730	994
	Wells Fargo Bank NA	5.850%	2/1/37	2,236	3,079
	Wells Fargo Bank NA	6.600%	1/15/38	1,854	2,715
	Westpac Banking Corp.	4.421%	7/24/39	1,750	2,056
	Brokerage (0.2%)
	BlackRock Inc.	1.900%	1/28/31	3,430	3,499

81

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Finance Inc.	4.700%	9/20/47	1,975	2,273
	Brookfield Finance LLC	3.450%	4/15/50	800	769
	CME Group Inc.	5.300%	9/15/43	2,565	3,813
	CME Group Inc.	4.150%	6/15/48	950	1,278
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,350	1,722
	Intercontinental Exchange Inc.	3.000%	6/15/50	5,075	5,285
	Invesco Finance plc	5.375%	11/30/43	1,370	1,607
	Jefferies Group LLC	6.250%	1/15/36	1,150	1,308
	Jefferies Group LLC	6.500%	1/20/43	1,025	1,198
	Legg Mason Inc.	5.625%	1/15/44	1,800	2,251
	Nasdaq Inc.	3.250%	4/28/50	1,365	1,428
	Raymond James Financial Inc.	4.950%	7/15/46	2,570	3,141
	Finance Companies (0.3%)
	GATX Corp.	5.200%	3/15/44	550	667
[3]	GE Capital Funding LLC	4.550%	5/15/32	1,370	1,412
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	30,956	31,190
	Insurance (3.1%)
	Aetna Inc.	6.625%	6/15/36	2,164	3,023
	Aetna Inc.	6.750%	12/15/37	1,000	1,425
	Aetna Inc.	4.500%	5/15/42	1,725	2,053
	Aetna Inc.	4.125%	11/15/42	1,800	2,010
	Aetna Inc.	4.750%	3/15/44	1,115	1,336
	Aetna Inc.	3.875%	8/15/47	1,715	1,914
	Aflac Inc.	4.000%	10/15/46	910	1,046
	Aflac Inc.	4.750%	1/15/49	1,851	2,367
	Alleghany Corp.	4.900%	9/15/44	975	1,112
	Allstate Corp.	5.550%	5/9/35	1,000	1,414
	Allstate Corp.	5.950%	4/1/36	1,000	1,397
	Allstate Corp.	4.500%	6/15/43	1,850	2,365
	Allstate Corp.	4.200%	12/15/46	1,501	1,878
	Allstate Corp.	3.850%	8/10/49	1,750	2,139
[2]	Allstate Corp.	6.500%	5/15/67	1,160	1,392
	American Financial Group Inc.	5.250%	4/2/30	5	6
	American Financial Group Inc.	4.500%	6/15/47	1,770	1,825
	American International Group Inc.	3.875%	1/15/35	2,336	2,619
	American International Group Inc.	4.700%	7/10/35	1,200	1,448
	American International Group Inc.	6.250%	5/1/36	3,441	4,540
	American International Group Inc.	4.500%	7/16/44	5,069	5,882
	American International Group Inc.	4.800%	7/10/45	1,396	1,686
	American International Group Inc.	4.750%	4/1/48	2,285	2,750
	American International Group Inc.	4.375%	6/30/50	2,710	3,102
	American International Group Inc.	4.375%	1/15/55	2,600	3,011
[2]	American International Group Inc.	8.175%	5/15/68	1,000	1,243
	Anthem Inc.	5.850%	1/15/36	1,300	1,771
	Anthem Inc.	6.375%	6/15/37	1,750	2,445
	Anthem Inc.	4.625%	5/15/42	2,482	3,109
	Anthem Inc.	4.650%	1/15/43	2,796	3,542
	Anthem Inc.	5.100%	1/15/44	2,220	2,947
	Anthem Inc.	4.650%	8/15/44	2,322	2,951
	Anthem Inc.	4.375%	12/1/47	3,870	4,821
	Anthem Inc.	4.550%	3/1/48	2,339	2,975
	Anthem Inc.	3.125%	5/15/50	2,080	2,158
	Anthem Inc.	4.850%	8/15/54	500	575
	Aon Corp.	6.250%	9/30/40	1,020	1,474
	Aon plc	4.600%	6/14/44	1,642	1,990
	Aon plc	4.750%	5/15/45	1,429	1,811
	Arch Capital Finance LLC	5.031%	12/15/46	1,400	1,749
	Arch Capital Group Ltd.	7.350%	5/1/34	975	1,443
	Arch Capital Group Ltd.	3.635%	6/30/50	1,250	1,306
	Arch Capital Group US Inc.	5.144%	11/1/43	1,205	1,521
	Assurant Inc.	6.750%	2/15/34	214	256
	AXA SA	8.600%	12/15/30	3,450	4,899
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,263	3,354

82

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,505	5,890
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,815	2,345
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,993	2,523
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	5,035	6,450
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,424	4,529
	Brighthouse Financial Inc.	4.700%	6/22/47	3,995	3,649
	Chubb Corp.	6.000%	5/11/37	863	1,238
	Chubb Corp.	6.500%	5/15/38	1,928	2,948
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,760	2,640
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,452	1,806
	Chubb INA Holdings Inc.	4.350%	11/3/45	3,736	4,842
	Cincinnati Financial Corp.	6.125%	11/1/34	1,000	1,400
	Equitable Holdings Inc.	5.000%	4/20/48	4,145	4,714
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	1,296
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,950	2,585
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,462	2,009
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,260	1,452
	Hartford Financial Services Group Inc.	4.400%	3/15/48	708	841
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,000	1,059
	Humana Inc.	4.625%	12/1/42	1,200	1,510
	Humana Inc.	4.950%	10/1/44	2,557	3,327
	Humana Inc.	4.800%	3/15/47	1,350	1,744
	Humana Inc.	3.950%	8/15/49	650	756
	Lincoln National Corp.	3.400%	1/15/31	100	108
	Lincoln National Corp.	6.300%	10/9/37	1,080	1,427
	Lincoln National Corp.	7.000%	6/15/40	530	746
	Lincoln National Corp.	4.350%	3/1/48	1,575	1,748
	Lincoln National Corp.	4.375%	6/15/50	1,280	1,460
	Loews Corp.	6.000%	2/1/35	1,075	1,453
	Loews Corp.	4.125%	5/15/43	1,090	1,190
	Manulife Financial Corp.	5.375%	3/4/46	2,071	2,731
	Markel Corp.	5.000%	4/5/46	1,590	1,962
	Markel Corp.	4.300%	11/1/47	622	692
	Markel Corp.	5.000%	5/20/49	426	533
	Markel Corp.	4.150%	9/17/50	1,250	1,407
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	3,450	3,578
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	898
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,670	3,403
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,100	2,618
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	760	935
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,354	1,837
	MetLife Inc.	6.500%	12/15/32	2,175	3,165
	MetLife Inc.	6.375%	6/15/34	2,047	3,075
	MetLife Inc.	5.700%	6/15/35	4,602	6,535
	MetLife Inc.	5.875%	2/6/41	2,398	3,349
	MetLife Inc.	4.125%	8/13/42	600	708
	MetLife Inc.	4.875%	11/13/43	2,886	3,716
	MetLife Inc.	4.721%	12/15/44	1,750	2,205
	MetLife Inc.	4.050%	3/1/45	2,250	2,694
	MetLife Inc.	4.600%	5/13/46	1,750	2,225
[2]	MetLife Inc.	6.400%	12/15/66	2,345	2,788
[2]	MetLife Inc.	10.750%	8/1/69	840	1,298
[2]	Nationwide Financial Services Inc.	6.750%	5/15/87	1,075	1,226
	Principal Financial Group Inc.	4.625%	9/15/42	1,245	1,513
	Principal Financial Group Inc.	4.350%	5/15/43	1,557	1,829
	Principal Financial Group Inc.	4.300%	11/15/46	1,630	1,905
	Progressive Corp.	4.350%	4/25/44	2,555	3,255
	Progressive Corp.	4.125%	4/15/47	2,913	3,680
	Progressive Corp.	4.200%	3/15/48	1,335	1,718
	Progressive Corp.	3.950%	3/26/50	350	439
	Prudential Financial Inc.	5.750%	7/15/33	350	473
	Prudential Financial Inc.	5.700%	12/14/36	3,365	4,563
	Prudential Financial Inc.	6.625%	12/1/37	818	1,191
	Prudential Financial Inc.	6.625%	6/21/40	699	1,034

83

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Prudential Financial Inc.	6.200%	11/15/40	960	1,323
Prudential Financial Inc.	5.100%	8/15/43	1,195	1,428
Prudential Financial Inc.	4.600%	5/15/44	1,653	1,993
Prudential Financial Inc.	3.905%	12/7/47	1,600	1,816
Prudential Financial Inc.	3.935%	12/7/49	2,368	2,662
Prudential Financial Inc.	4.350%	2/25/50	2,800	3,335
Prudential Financial Inc.	3.700%	3/13/51	4,289	4,666
Selective Insurance Group Inc.	5.375%	3/1/49	850	959
Transatlantic Holdings Inc.	8.000%	11/30/39	770	1,153
Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,582
Travelers Cos. Inc.	6.250%	6/15/37	1,765	2,587
Travelers Cos. Inc.	5.350%	11/1/40	1,780	2,478
Travelers Cos. Inc.	4.600%	8/1/43	1,863	2,425
Travelers Cos. Inc.	4.300%	8/25/45	925	1,173
Travelers Cos. Inc.	3.750%	5/15/46	1,405	1,655
Travelers Cos. Inc.	4.000%	5/30/47	750	917
Travelers Cos. Inc.	4.050%	3/7/48	1,000	1,241
Travelers Cos. Inc.	4.100%	3/4/49	1,600	2,007
Travelers Cos. Inc.	2.550%	4/27/50	1,445	1,419
Travelers Property Casualty Corp.	6.375%	3/15/33	2,053	3,026
UnitedHealth Group Inc.	4.625%	7/15/35	4,286	5,581
UnitedHealth Group Inc.	5.800%	3/15/36	2,920	4,141
UnitedHealth Group Inc.	6.500%	6/15/37	1,565	2,374
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	2,174
UnitedHealth Group Inc.	6.875%	2/15/38	3,136	4,915
UnitedHealth Group Inc.	3.500%	8/15/39	6,145	7,119
UnitedHealth Group Inc.	2.750%	5/15/40	1,765	1,861
UnitedHealth Group Inc.	5.700%	10/15/40	325	473
UnitedHealth Group Inc.	5.950%	2/15/41	1,075	1,571
UnitedHealth Group Inc.	4.625%	11/15/41	2,192	2,835
UnitedHealth Group Inc.	4.375%	3/15/42	1,885	2,351
UnitedHealth Group Inc.	3.950%	10/15/42	2,780	3,330
UnitedHealth Group Inc.	4.250%	3/15/43	2,008	2,498
UnitedHealth Group Inc.	4.750%	7/15/45	3,060	4,122
UnitedHealth Group Inc.	4.200%	1/15/47	1,129	1,408
UnitedHealth Group Inc.	4.250%	4/15/47	2,277	2,885
UnitedHealth Group Inc.	3.750%	10/15/47	2,495	2,943
UnitedHealth Group Inc.	4.250%	6/15/48	4,374	5,568
UnitedHealth Group Inc.	4.450%	12/15/48	3,350	4,431
UnitedHealth Group Inc.	3.700%	8/15/49	1,360	1,612
UnitedHealth Group Inc.	2.900%	5/15/50	3,395	3,571
UnitedHealth Group Inc.	3.875%	8/15/59	1,920	2,333
UnitedHealth Group Inc.	3.125%	5/15/60	1,730	1,833
Unum Group	5.750%	8/15/42	1,050	1,109
Unum Group	4.500%	12/15/49	1,100	998
Voya Financial Inc.	5.700%	7/15/43	1,225	1,568
Voya Financial Inc.	4.800%	6/15/46	700	827
Willis North America Inc.	5.050%	9/15/48	1,275	1,626
Willis North America Inc.	3.875%	9/15/49	1,150	1,266
WR Berkley Corp.	4.750%	8/1/44	1,205	1,410
XLIT Ltd.	5.250%	12/15/43	950	1,284
XLIT Ltd.	5.500%	3/31/45	1,150	1,528
Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,475	1,802
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	1,366	1,699
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,065	2,303
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	950	1,248
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	2,050	2,475
American Campus Communities Operating Partnership LP	3.875%	1/30/31	500	524
AvalonBay Communities Inc.	2.450%	1/15/31	1,005	1,070
AvalonBay Communities Inc.	3.900%	10/15/46	1,140	1,383
AvalonBay Communities Inc.	4.150%	7/1/47	775	971

84

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AvalonBay Communities Inc.	4.350%	4/15/48	360	463
Boston Properties LP	3.250%	1/30/31	3,005	3,227
Brixmor Operating Partnership LP	4.050%	7/1/30	1,500	1,525
Camden Property Trust	3.350%	11/1/49	750	807
Duke Realty LP	3.050%	3/1/50	750	780
ERP Operating LP	4.500%	7/1/44	1,095	1,417
ERP Operating LP	4.500%	6/1/45	700	903
ERP Operating LP	4.000%	8/1/47	725	896
Essex Portfolio LP	2.650%	3/15/32	2,795	2,963
Essex Portfolio LP	4.500%	3/15/48	1,180	1,494
Federal Realty Investment Trust	4.500%	12/1/44	2,045	2,269
Healthpeak Properties Inc.	2.875%	1/15/31	1,450	1,488
Healthpeak Properties Inc.	6.750%	2/1/41	1,075	1,520
Kimco Realty Corp.	4.250%	4/1/45	1,375	1,345
Kimco Realty Corp.	4.125%	12/1/46	1,250	1,224
Kimco Realty Corp.	4.450%	9/1/47	1,425	1,476
Kimco Realty Corp.	3.700%	10/1/49	175	161
Mid-America Apartments LP	2.750%	3/15/30	3	3
National Retail Properties Inc.	4.800%	10/15/48	950	1,029
Omega Healthcare Investors Inc.	3.625%	10/1/29	1	1
Prologis LP	4.375%	9/15/48	1,000	1,337
Prologis LP	3.000%	4/15/50	2,320	2,432
Realty Income Corp.	3.250%	1/15/31	570	617
Realty Income Corp.	4.650%	3/15/47	2,281	2,811
Regency Centers LP	4.400%	2/1/47	1,170	1,279
Regency Centers LP	4.650%	3/15/49	830	945
Simon Property Group LP	6.750%	2/1/40	887	1,244
Simon Property Group LP	4.750%	3/15/42	555	634
Simon Property Group LP	4.250%	10/1/44	1,895	2,022
Simon Property Group LP	4.250%	11/30/46	1,900	2,054
Simon Property Group LP	3.250%	9/13/49	2,425	2,292
UDR Inc.	3.000%	8/15/31	1,220	1,300
UDR Inc.	3.100%	11/1/34	675	721
Ventas Realty LP	4.750%	11/15/30	1,275	1,435
Ventas Realty LP	5.700%	9/30/43	1,070	1,231
Ventas Realty LP	4.375%	2/1/45	325	332
Ventas Realty LP	4.875%	4/15/49	1,100	1,208
Welltower Inc.	2.750%	1/15/31	1,500	1,485
Welltower Inc.	6.500%	3/15/41	1,000	1,284
Welltower Inc.	4.950%	9/1/48	1,100	1,262
				1,059,376
Industrial (36.6%)
Basic Industry (1.9%)
Air Products & Chemicals Inc.	2.700%	5/15/40	1,900	2,009
Air Products & Chemicals Inc.	2.800%	5/15/50	2,700	2,858
Albemarle Corp.	5.450%	12/1/44	1,025	1,078
Barrick Gold Corp.	6.450%	10/15/35	845	1,147
Barrick Gold Corp.	5.250%	4/1/42	1,404	1,834
Barrick North America Finance LLC	5.700%	5/30/41	3,000	3,996
Barrick North America Finance LLC	5.750%	5/1/43	2,016	2,819
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,157	2,870
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,830	3,502
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,721	7,851
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,500	1,551
Dow Chemical Co.	4.250%	10/1/34	2,425	2,707
Dow Chemical Co.	9.400%	5/15/39	2,917	4,876
Dow Chemical Co.	5.250%	11/15/41	1,733	2,135
Dow Chemical Co.	4.375%	11/15/42	1,424	1,578
Dow Chemical Co.	4.625%	10/1/44	1,000	1,158
Dow Chemical Co.	5.550%	11/30/48	2,550	3,328
Dow Chemical Co.	4.800%	5/15/49	2,150	2,564
DuPont de Nemours Inc.	5.319%	11/15/38	4,920	6,204
DuPont de Nemours Inc.	5.419%	11/15/48	4,594	6,082

85

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastman Chemical Co.	4.800%	9/1/42	1,615	1,842
	Eastman Chemical Co.	4.650%	10/15/44	1,420	1,631
	Ecolab Inc.	3.950%	12/1/47	3,664	4,570
	EI du Pont de Nemours & Co.	2.300%	7/15/30	500	520
	FMC Corp.	4.500%	10/1/49	1,400	1,661
	Georgia-Pacific LLC	8.875%	5/15/31	1,394	2,223
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,555	1,666
	International Flavors & Fragrances Inc.	5.000%	9/26/48	2,100	2,453
	International Paper Co.	5.000%	9/15/35	2,459	3,061
	International Paper Co.	7.300%	11/15/39	2,835	3,982
	International Paper Co.	6.000%	11/15/41	1,695	2,212
	International Paper Co.	4.800%	6/15/44	1,517	1,805
	International Paper Co.	5.150%	5/15/46	1,000	1,246
	International Paper Co.	4.400%	8/15/47	3,435	4,010
	International Paper Co.	4.350%	8/15/48	2,000	2,349
	Lubrizol Corp.	6.500%	10/1/34	675	1,060
	LYB International Finance BV	5.250%	7/15/43	1,905	2,289
	LYB International Finance BV	4.875%	3/15/44	2,000	2,339
	LYB International Finance III LLC	4.200%	10/15/49	370	396
	LYB International Finance III LLC	4.200%	5/1/50	4,315	4,633
	LyondellBasell Industries NV	4.625%	2/26/55	2,350	2,612
	Mosaic Co.	5.450%	11/15/33	1,000	1,054
	Mosaic Co.	4.875%	11/15/41	1,050	1,049
	Mosaic Co.	5.625%	11/15/43	1,050	1,132
	Newmont Corp.	2.250%	10/1/30	1,950	1,975
	Newmont Corp.	5.875%	4/1/35	1,160	1,607
	Newmont Corp.	6.250%	10/1/39	2,700	3,782
	Newmont Corp.	4.875%	3/15/42	4,750	6,082
	Newmont Corp.	5.450%	6/9/44	1,000	1,329
	Nucor Corp.	6.400%	12/1/37	2,150	2,982
	Nucor Corp.	5.200%	8/1/43	1,682	2,162
	Nucor Corp.	4.400%	5/1/48	1,600	1,921
	Nutrien Ltd.	4.125%	3/15/35	1,400	1,567
	Nutrien Ltd.	5.875%	12/1/36	1,090	1,330
	Nutrien Ltd.	5.625%	12/1/40	1,505	1,834
	Nutrien Ltd.	6.125%	1/15/41	1,185	1,515
	Nutrien Ltd.	4.900%	6/1/43	1,475	1,729
	Nutrien Ltd.	5.250%	1/15/45	1,390	1,715
	Nutrien Ltd.	5.000%	4/1/49	2,050	2,623
	Packaging Corp. of America	4.050%	12/15/49	955	1,139
	Praxair Inc.	3.550%	11/7/42	2,128	2,382
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,292	1,869
	Rio Tinto Alcan Inc.	6.125%	12/15/33	150	211
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,650	3,786
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,181	1,636
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,550	2,066
	Rio Tinto Finance USA plc	4.125%	8/21/42	2,536	3,168
	RPM International Inc.	5.250%	6/1/45	1,000	1,157
	RPM International Inc.	4.250%	1/15/48	1,225	1,224
	Sherwin-Williams Co.	4.550%	8/1/45	1,660	1,949
	Sherwin-Williams Co.	4.500%	6/1/47	4,866	5,906
	Sherwin-Williams Co.	3.800%	8/15/49	1,800	1,982
	Southern Copper Corp.	7.500%	7/27/35	2,525	3,526
	Southern Copper Corp.	6.750%	4/16/40	3,693	4,978
	Southern Copper Corp.	5.250%	11/8/42	3,118	3,676
	Southern Copper Corp.	5.875%	4/23/45	1,705	2,187
[3]	Teck Resources Ltd.	3.900%	7/15/30	500	500
	Teck Resources Ltd.	6.125%	10/1/35	2,100	2,394
	Teck Resources Ltd.	6.000%	8/15/40	1,450	1,522
	Teck Resources Ltd.	6.250%	7/15/41	2,920	3,170
	Teck Resources Ltd.	5.400%	2/1/43	250	247
	Vale Overseas Ltd.	8.250%	1/17/34	1,908	2,678
	Vale Overseas Ltd.	6.875%	11/21/36	5,996	7,840
	Vale Overseas Ltd.	6.875%	11/10/39	2,700	3,520

86

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vale SA	5.625%	9/11/42	1,485	1,715
	Westlake Chemical Corp.	5.000%	8/15/46	1,500	1,584
	Westlake Chemical Corp.	4.375%	11/15/47	1,555	1,500
	WestRock MWV LLC	7.950%	2/15/31	800	1,114
	Weyerhaeuser Co.	7.375%	3/15/32	1,508	2,067
	WRKCO Inc.	4.200%	6/1/32	2,000	2,328
	WRKCo Inc.	3.000%	6/15/33	500	518
	Capital Goods (3.1%)
	3M Co.	5.700%	3/15/37	1,000	1,391
	3M Co.	3.875%	6/15/44	520	627
	3M Co.	3.125%	9/19/46	2,575	2,778
	3M Co.	3.625%	10/15/47	2,320	2,677
	3M Co.	4.000%	9/14/48	1,125	1,393
	3M Co.	3.250%	8/26/49	1,175	1,290
	3M Co.	3.700%	4/15/50	2,198	2,614
	ABB Finance USA Inc.	4.375%	5/8/42	1,951	2,456
	Boeing Co.	6.125%	2/15/33	1,170	1,376
	Boeing Co.	3.600%	5/1/34	3,550	3,353
	Boeing Co.	3.250%	2/1/35	1,000	910
	Boeing Co.	6.625%	2/15/38	925	1,119
	Boeing Co.	3.550%	3/1/38	550	501
	Boeing Co.	3.500%	3/1/39	1,275	1,124
	Boeing Co.	6.875%	3/15/39	1,238	1,558
	Boeing Co.	5.875%	2/15/40	1,190	1,384
	Boeing Co.	5.705%	5/1/40	15,305	17,439
	Boeing Co.	3.375%	6/15/46	1,320	1,095
	Boeing Co.	3.650%	3/1/47	4,350	3,786
	Boeing Co.	3.625%	3/1/48	1,450	1,271
	Boeing Co.	3.850%	11/1/48	1,270	1,133
	Boeing Co.	3.900%	5/1/49	2,650	2,410
	Boeing Co.	3.750%	2/1/50	150	138
	Boeing Co.	5.805%	5/1/50	10,880	12,826
	Boeing Co.	3.825%	3/1/59	1,000	863
	Boeing Co.	3.950%	8/1/59	650	568
	Boeing Co.	5.930%	5/1/60	4,790	5,621
[3]	Carrier Global Corp.	2.700%	2/15/31	2,000	1,982
[3]	Carrier Global Corp.	3.377%	4/5/40	1,400	1,353
[3]	Carrier Global Corp.	3.577%	4/5/50	5,821	5,673
	Caterpillar Inc.	5.300%	9/15/35	1,100	1,487
	Caterpillar Inc.	6.050%	8/15/36	1,390	1,997
	Caterpillar Inc.	5.200%	5/27/41	2,482	3,436
	Caterpillar Inc.	3.803%	8/15/42	1,136	1,357
	Caterpillar Inc.	3.250%	9/19/49	1,810	1,992
	Caterpillar Inc.	3.250%	4/9/50	4,100	4,561
	Caterpillar Inc.	4.750%	5/15/64	2,511	3,482
	Crane Co.	4.200%	3/15/48	1,150	1,126
	Deere & Co.	3.900%	6/9/42	2,706	3,377
	Deere & Co.	2.875%	9/7/49	2,400	2,546
	Deere & Co.	3.750%	4/15/50	2,375	2,922
	Dover Corp.	5.375%	10/15/35	1,275	1,683
	Dover Corp.	5.375%	3/1/41	1,050	1,317
	Eaton Corp.	4.000%	11/2/32	2,100	2,467
	Eaton Corp.	4.150%	11/2/42	733	868
	Eaton Corp.	3.915%	9/15/47	1,050	1,209
	Emerson Electric Co.	1.950%	10/15/30	1,500	1,536
	Emerson Electric Co.	2.750%	10/15/50	1,575	1,580
	Fortive Corp.	4.300%	6/15/46	1,231	1,382
	General Dynamics Corp.	4.250%	4/1/40	2,200	2,721
	General Dynamics Corp.	3.600%	11/15/42	1,330	1,535
	General Dynamics Corp.	4.250%	4/1/50	2,025	2,626
	General Electric Co.	6.750%	3/15/32	6,827	8,336
	General Electric Co.	6.150%	8/7/37	3,034	3,506
	General Electric Co.	5.875%	1/14/38	7,388	8,311

87

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Electric Co.	6.875%	1/10/39	1,295	1,581
	General Electric Co.	4.250%	5/1/40	4,250	4,175
	General Electric Co.	4.125%	10/9/42	4,485	4,228
	General Electric Co.	4.500%	3/11/44	2,326	2,303
	General Electric Co.	4.350%	5/1/50	9,300	9,184
	Honeywell International Inc.	5.700%	3/15/36	985	1,386
	Honeywell International Inc.	5.700%	3/15/37	1,165	1,663
	Honeywell International Inc.	5.375%	3/1/41	1,345	1,931
	Honeywell International Inc.	3.812%	11/21/47	1,550	1,907
	Honeywell International Inc.	2.800%	6/1/50	1,500	1,597
	Howmet Aerospace Inc.	5.950%	2/1/37	1,000	1,030
	Illinois Tool Works Inc.	4.875%	9/15/41	2,358	3,170
	Illinois Tool Works Inc.	3.900%	9/1/42	2,528	3,101
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	825	962
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	150	181
	Johnson Controls International plc	6.000%	1/15/36	609	782
	Johnson Controls International plc	4.625%	7/2/44	2,025	2,306
	Johnson Controls International plc	5.125%	9/14/45	303	375
	Johnson Controls International plc	4.500%	2/15/47	950	1,082
	Johnson Controls International plc	4.950%	7/2/64	1,754	2,098
	L3Harris Technologies Inc.	4.854%	4/27/35	1,075	1,387
	L3Harris Technologies Inc.	6.150%	12/15/40	1,045	1,495
	L3Harris Technologies Inc.	5.054%	4/27/45	1,320	1,731
	Lockheed Martin Corp.	3.600%	3/1/35	1,675	1,997
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,686
	Lockheed Martin Corp.	6.150%	9/1/36	1,109	1,666
	Lockheed Martin Corp.	5.720%	6/1/40	1,564	2,316
	Lockheed Martin Corp.	4.070%	12/15/42	4,045	5,189
	Lockheed Martin Corp.	3.800%	3/1/45	3,957	4,792
	Lockheed Martin Corp.	4.700%	5/15/46	4,897	6,717
	Lockheed Martin Corp.	2.800%	6/15/50	2,175	2,283
	Lockheed Martin Corp.	4.090%	9/15/52	3,861	5,051
	Martin Marietta Materials Inc.	4.250%	12/15/47	2,100	2,285
	Masco Corp.	4.500%	5/15/47	924	977
	Northrop Grumman Corp.	5.050%	11/15/40	2,000	2,640
	Northrop Grumman Corp.	4.750%	6/1/43	3,007	3,908
	Northrop Grumman Corp.	3.850%	4/15/45	3,486	4,092
	Northrop Grumman Corp.	4.030%	10/15/47	6,805	8,219
	Northrop Grumman Corp.	5.250%	5/1/50	1,400	2,002
	Northrop Grumman Systems Corp.	7.750%	2/15/31	965	1,442
[3]	Otis Worldwide Corp.	3.112%	2/15/40	1,375	1,394
[3]	Otis Worldwide Corp.	3.362%	2/15/50	2,175	2,287
	Owens Corning	7.000%	12/1/36	505	651
	Owens Corning	4.300%	7/15/47	1,825	1,836
	Owens Corning	4.400%	1/30/48	1,400	1,439
	Parker-Hannifin Corp.	4.200%	11/21/34	1,875	2,230
	Parker-Hannifin Corp.	6.250%	5/15/38	1,110	1,521
	Parker-Hannifin Corp.	4.450%	11/21/44	1,035	1,233
	Parker-Hannifin Corp.	4.100%	3/1/47	2,030	2,343
	Parker-Hannifin Corp.	4.000%	6/14/49	925	1,061
	Precision Castparts Corp.	3.900%	1/15/43	600	657
	Precision Castparts Corp.	4.375%	6/15/45	1,474	1,767
	Raytheon Technologies Corp.	2.250%	7/1/30	2,000	2,074
	Raytheon Technologies Corp.	6.050%	6/1/36	2,500	3,590
	Raytheon Technologies Corp.	6.125%	7/15/38	2,250	3,261
	Raytheon Technologies Corp.	4.450%	11/16/38	3,100	3,788
	Raytheon Technologies Corp.	5.700%	4/15/40	4,829	6,711
[3]	Raytheon Technologies Corp.	4.875%	10/15/40	1,975	2,511
[3]	Raytheon Technologies Corp.	4.700%	12/15/41	1,125	1,359
	Raytheon Technologies Corp.	4.500%	6/1/42	9,500	11,784
[3]	Raytheon Technologies Corp.	4.800%	12/15/43	1,075	1,375
	Raytheon Technologies Corp.	4.150%	5/15/45	2,399	2,881

88

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	3.750%	11/1/46	2,300	2,622
[3]	Raytheon Technologies Corp.	4.350%	4/15/47	3,330	4,000
	Raytheon Technologies Corp.	4.050%	5/4/47	1,000	1,190
	Raytheon Technologies Corp.	4.625%	11/16/48	5,000	6,467
	Raytheon Technologies Corp.	3.125%	7/1/50	2,000	2,138
	Republic Services Inc.	6.200%	3/1/40	1,160	1,682
	Republic Services Inc.	5.700%	5/15/41	1,280	1,787
	Republic Services Inc.	3.050%	3/1/50	975	1,008
	Rockwell Automation Inc.	4.200%	3/1/49	1,850	2,315
	Snap-on Inc.	4.100%	3/1/48	1,195	1,425
	Snap-on Inc.	3.100%	5/1/50	1,000	1,025
	Sonoco Products Co.	5.750%	11/1/40	1,600	1,981
	Stanley Black & Decker Inc.	5.200%	9/1/40	575	760
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,800	2,445
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,815	2,404
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	700	805
	Valmont Industries Inc.	5.000%	10/1/44	1,475	1,508
	Valmont Industries Inc.	5.250%	10/1/54	700	713
	Vulcan Materials Co.	4.500%	6/15/47	2,485	2,750
	Waste Connections Inc.	3.050%	4/1/50	1,250	1,261
	Waste Management Inc.	3.900%	3/1/35	1,940	2,288
	Waste Management Inc.	4.000%	7/15/39	981	1,010
	Waste Management Inc.	4.100%	3/1/45	2,053	2,452
	Waste Management Inc.	4.150%	7/15/49	2,905	3,616
	WW Grainger Inc.	4.600%	6/15/45	2,870	3,595
	WW Grainger Inc.	3.750%	5/15/46	1,235	1,367
	WW Grainger Inc.	4.200%	5/15/47	886	1,042
	Xylem Inc.	2.250%	1/30/31	1,300	1,301
	Xylem Inc.	4.375%	11/1/46	1,225	1,339
	Communication (7.2%)
	Activision Blizzard Inc.	4.500%	6/15/47	1,550	1,999
	America Movil SAB de CV	6.375%	3/1/35	3,385	4,890
	America Movil SAB de CV	6.125%	11/15/37	1,000	1,408
	America Movil SAB de CV	6.125%	3/30/40	2,890	4,127
	America Movil SAB de CV	4.375%	7/16/42	5,226	6,370
	America Movil SAB de CV	4.375%	4/22/49	2,950	3,589
	American Tower Corp.	3.700%	10/15/49	1,675	1,832
	American Tower Corp.	3.100%	6/15/50	2,000	1,948
	AT&T Inc.	2.750%	6/1/31	5,975	6,159
	AT&T Inc.	6.150%	9/15/34	550	748
	AT&T Inc.	4.500%	5/15/35	6,509	7,665
	AT&T Inc.	5.250%	3/1/37	8,675	10,664
	AT&T Inc.	4.900%	8/15/37	2,500	2,977
	AT&T Inc.	6.550%	2/15/39	100	137
	AT&T Inc.	4.850%	3/1/39	6,416	7,779
	AT&T Inc.	6.350%	3/15/40	1,960	2,657
	AT&T Inc.	6.100%	7/15/40	440	593
	AT&T Inc.	6.000%	8/15/40	3,648	4,906
	AT&T Inc.	5.350%	9/1/40	5,825	7,244
	AT&T Inc.	6.375%	3/1/41	4,322	6,134
	AT&T Inc.	3.500%	6/1/41	6,000	6,203
	AT&T Inc.	5.550%	8/15/41	4,264	5,395
	AT&T Inc.	5.375%	10/15/41	2,116	2,615
	AT&T Inc.	5.150%	3/15/42	3,265	4,042
	AT&T Inc.	4.900%	6/15/42	1,270	1,529
	AT&T Inc.	4.300%	12/15/42	5,665	6,266
	AT&T Inc.	5.350%	12/15/43	2,100	2,582
	AT&T Inc.	4.650%	6/1/44	1,482	1,710
	AT&T Inc.	4.800%	6/15/44	6,875	8,003
	AT&T Inc.	4.350%	6/15/45	8,317	9,253
	AT&T Inc.	4.850%	7/15/45	1,578	1,839
	AT&T Inc.	4.750%	5/15/46	9,806	11,612
	AT&T Inc.	5.150%	11/15/46	6,695	8,208

89

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	5.450%	3/1/47	8,345	10,935
AT&T Inc.	4.500%	3/9/48	10,637	12,525
AT&T Inc.	4.550%	3/9/49	6,479	7,632
AT&T Inc.	5.150%	2/15/50	3,900	4,994
AT&T Inc.	3.650%	6/1/51	9,000	9,176
AT&T Inc.	5.700%	3/1/57	2,550	3,469
AT&T Inc.	5.300%	8/15/58	1,850	2,358
AT&T Inc.	3.850%	6/1/60	2,000	2,069
Bell Canada Inc.	4.300%	7/29/49	5,090	6,237
British Telecommunications plc	9.625%	12/15/30	5,890	9,628
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	5,000	5,074
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	5,339	7,046
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	2,675	3,249
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	8,697	11,521
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	6,248	7,357
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	6,050	7,508
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	3,700	4,274
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	5,112	5,652
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	4,000	3,918
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	1,360	1,831
Comcast Corp.	4.250%	10/15/30	3,986	4,873
Comcast Corp.	1.950%	1/15/31	4,600	4,683
Comcast Corp.	4.250%	1/15/33	4,789	5,902
Comcast Corp.	7.050%	3/15/33	1,905	2,893
Comcast Corp.	4.200%	8/15/34	2,855	3,525
Comcast Corp.	5.650%	6/15/35	1,100	1,564
Comcast Corp.	4.400%	8/15/35	2,900	3,655
Comcast Corp.	6.500%	11/15/35	3,645	5,548
Comcast Corp.	3.200%	7/15/36	2,000	2,181
Comcast Corp.	6.450%	3/15/37	3,025	4,498
Comcast Corp.	6.950%	8/15/37	1,988	3,127
Comcast Corp.	3.900%	3/1/38	3,750	4,449
Comcast Corp.	6.400%	5/15/38	1,431	2,122
Comcast Corp.	4.600%	10/15/38	4,120	5,241
Comcast Corp.	6.550%	7/1/39	100	153
Comcast Corp.	3.250%	11/1/39	4,240	4,640
Comcast Corp.	6.400%	3/1/40	1,406	2,149
Comcast Corp.	3.750%	4/1/40	3,000	3,504
Comcast Corp.	4.650%	7/15/42	3,730	4,828
Comcast Corp.	4.500%	1/15/43	1,670	2,155
Comcast Corp.	4.750%	3/1/44	3,251	4,285
Comcast Corp.	4.600%	8/15/45	5,150	6,657
Comcast Corp.	3.400%	7/15/46	4,074	4,509
Comcast Corp.	4.000%	8/15/47	2,000	2,400
Comcast Corp.	3.969%	11/1/47	8,334	10,016
Comcast Corp.	4.000%	3/1/48	1,250	1,524
Comcast Corp.	4.700%	10/15/48	3,600	4,821
Comcast Corp.	3.999%	11/1/49	8,072	9,785
Comcast Corp.	3.450%	2/1/50	5,000	5,715
Comcast Corp.	2.800%	1/15/51	6,000	6,084
Comcast Corp.	4.049%	11/1/52	1,418	1,729
Comcast Corp.	4.950%	10/15/58	6,125	8,705
Crown Castle International Corp.	3.300%	7/1/30	2,000	2,183
Crown Castle International Corp.	4.750%	5/15/47	1,533	1,894

90

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	5.200%	2/15/49	1,175	1,556
	Crown Castle International Corp.	4.150%	7/1/50	700	792
	Deutsche Telekom International Finance BV	9.250%	6/1/32	200	328
	Discovery Communications LLC	5.000%	9/20/37	3,467	4,037
	Discovery Communications LLC	6.350%	6/1/40	2,590	3,483
	Discovery Communications LLC	4.875%	4/1/43	3,480	3,972
	Discovery Communications LLC	5.200%	9/20/47	1,880	2,185
	Discovery Communications LLC	5.300%	5/15/49	2,489	2,984
	Discovery Communications LLC	4.650%	5/15/50	3,000	3,409
	Fox Corp.	5.476%	1/25/39	3,485	4,656
	Fox Corp.	5.576%	1/25/49	4,200	5,838
	Grupo Televisa SAB	8.500%	3/11/32	685	997
	Grupo Televisa SAB	6.625%	1/15/40	1,328	1,716
	Grupo Televisa SAB	5.000%	5/13/45	1,000	1,104
	Grupo Televisa SAB	6.125%	1/31/46	2,125	2,710
	Grupo Televisa SAB	5.250%	5/24/49	2,900	3,352
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,400	1,555
	Koninklijke KPN NV	8.375%	10/1/30	2,000	2,868
	Moody's Corp.	5.250%	7/15/44	2,000	2,811
	Moody's Corp.	3.250%	5/20/50	1,300	1,406
	NBCUniversal Media LLC	6.400%	4/30/40	2,440	3,747
	NBCUniversal Media LLC	5.950%	4/1/41	3,676	5,399
	NBCUniversal Media LLC	4.450%	1/15/43	3,900	4,912
	Orange SA	9.000%	3/1/31	7,989	12,976
	Orange SA	5.375%	1/13/42	900	1,247
	Orange SA	5.500%	2/6/44	1,916	2,765
	Rogers Communications Inc.	7.500%	8/15/38	1,000	1,492
	Rogers Communications Inc.	4.500%	3/15/43	2,100	2,559
	Rogers Communications Inc.	5.000%	3/15/44	2,049	2,639
	Rogers Communications Inc.	4.300%	2/15/48	575	690
	Rogers Communications Inc.	4.350%	5/1/49	5,397	6,602
	Rogers Communications Inc.	3.700%	11/15/49	1,040	1,137
	S&P Global Inc.	4.500%	5/15/48	1,400	1,842
	S&P Global Inc.	3.250%	12/1/49	1,672	1,846
[3]	T-Mobile USA Inc.	2.550%	2/15/31	3,000	2,990
[3]	T-Mobile USA Inc.	4.375%	4/15/40	5,025	5,738
[3]	T-Mobile USA Inc.	4.500%	4/15/50	7,950	9,274
	Telefonica Emisiones SAU	7.045%	6/20/36	6,220	8,981
	Telefonica Emisiones SAU	4.665%	3/6/38	2,191	2,610
	Telefonica Emisiones SAU	5.213%	3/8/47	6,622	8,311
	Telefonica Emisiones SAU	4.895%	3/6/48	2,747	3,288
	Telefonica Emisiones SAU	5.520%	3/1/49	3,325	4,349
	Telefonica Europe BV	8.250%	9/15/30	3,769	5,750
	TELUS Corp.	4.600%	11/16/48	1,000	1,235
	TELUS Corp.	4.300%	6/15/49	1,100	1,299
	Thomson Reuters Corp.	5.500%	8/15/35	1,224	1,541
	Thomson Reuters Corp.	5.850%	4/15/40	1,365	1,715
	Thomson Reuters Corp.	5.650%	11/23/43	600	806
	Time Warner Cable LLC	6.550%	5/1/37	750	986
	Time Warner Cable LLC	7.300%	7/1/38	4,000	5,553
	Time Warner Cable LLC	6.750%	6/15/39	5,259	6,984
	Time Warner Cable LLC	5.875%	11/15/40	3,738	4,603
	Time Warner Cable LLC	5.500%	9/1/41	4,199	5,086
	Time Warner Cable LLC	4.500%	9/15/42	2,600	2,787
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,536	3,810
	Verizon Communications Inc.	4.500%	8/10/33	4,626	5,739
	Verizon Communications Inc.	6.400%	9/15/33	610	873
	Verizon Communications Inc.	4.400%	11/1/34	9,719	11,967
	Verizon Communications Inc.	4.272%	1/15/36	8,528	10,549
	Verizon Communications Inc.	5.250%	3/16/37	8,353	11,237
	Verizon Communications Inc.	4.812%	3/15/39	4,175	5,448
	Verizon Communications Inc.	4.750%	11/1/41	1,960	2,558
	Verizon Communications Inc.	3.850%	11/1/42	2,520	2,991
	Verizon Communications Inc.	4.125%	8/15/46	4,500	5,527

91

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.862%	8/21/46	11,750	15,970
Verizon Communications Inc.	5.500%	3/16/47	200	294
Verizon Communications Inc.	4.522%	9/15/48	12,267	16,185
Verizon Communications Inc.	5.012%	4/15/49	7,080	9,729
Verizon Communications Inc.	4.000%	3/22/50	3,500	4,380
Verizon Communications Inc.	5.012%	8/21/54	721	1,032
Verizon Communications Inc.	4.672%	3/15/55	7,000	9,374
ViacomCBS Inc.	7.875%	7/30/30	2,303	3,271
ViacomCBS Inc.	4.950%	1/15/31	4,350	5,092
ViacomCBS Inc.	4.200%	5/19/32	3,000	3,341
ViacomCBS Inc.	5.500%	5/15/33	1,000	1,198
ViacomCBS Inc.	6.875%	4/30/36	3,155	4,265
ViacomCBS Inc.	5.900%	10/15/40	1,363	1,619
ViacomCBS Inc.	4.850%	7/1/42	1,686	1,790
ViacomCBS Inc.	4.375%	3/15/43	2,123	2,215
ViacomCBS Inc.	5.850%	9/1/43	3,894	4,578
ViacomCBS Inc.	4.900%	8/15/44	2,161	2,348
ViacomCBS Inc.	4.600%	1/15/45	800	838
ViacomCBS Inc.	4.950%	5/19/50	3,250	3,625
Vodafone Group plc	6.250%	11/30/32	1,750	2,358
Vodafone Group plc	6.150%	2/27/37	3,986	5,542
Vodafone Group plc	5.000%	5/30/38	2,290	2,857
Vodafone Group plc	4.375%	2/19/43	3,025	3,496
Vodafone Group plc	5.250%	5/30/48	8,259	10,749
Vodafone Group plc	4.875%	6/19/49	4,950	6,194
Vodafone Group plc	4.250%	9/17/50	4,375	5,198
Vodafone Group plc	5.125%	6/19/59	1,575	2,038
Walt Disney Co.	2.650%	1/13/31	7,000	7,427
Walt Disney Co.	7.000%	3/1/32	2,713	4,042
Walt Disney Co.	6.550%	3/15/33	696	1,027
Walt Disney Co.	6.200%	12/15/34	3,015	4,414
Walt Disney Co.	6.400%	12/15/35	3,712	5,530
Walt Disney Co.	6.150%	3/1/37	1,073	1,542
Walt Disney Co.	6.650%	11/15/37	200	299
Walt Disney Co.	4.625%	3/23/40	1,115	1,388
Walt Disney Co.	3.500%	5/13/40	5,000	5,459
Walt Disney Co.	6.150%	2/15/41	1,180	1,749
Walt Disney Co.	4.375%	8/16/41	1,789	2,198
Walt Disney Co.	4.125%	12/1/41	2,405	2,838
Walt Disney Co.	3.700%	12/1/42	1,957	2,174
Walt Disney Co.	5.400%	10/1/43	4,635	6,422
Walt Disney Co.	4.125%	6/1/44	250	299
Walt Disney Co.	4.750%	9/15/44	3,222	4,077
Walt Disney Co.	4.950%	10/15/45	550	718
Walt Disney Co.	3.000%	7/30/46	1,500	1,565
Walt Disney Co.	4.750%	11/15/46	600	770
Walt Disney Co.	2.750%	9/1/49	4,925	4,782
Walt Disney Co.	4.700%	3/23/50	4,275	5,546
Walt Disney Co.	3.600%	1/13/51	8,000	8,920
Walt Disney Co.	3.800%	5/13/60	2,600	3,017
Consumer Cyclical (3.1%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	1,500	1,834
Alibaba Group Holding Ltd.	4.000%	12/6/37	3,100	3,550
Alibaba Group Holding Ltd.	4.200%	12/6/47	4,775	5,813
Alibaba Group Holding Ltd.	4.400%	12/6/57	1,555	1,986
Amazon.com Inc.	4.800%	12/5/34	3,090	4,204
Amazon.com Inc.	3.875%	8/22/37	9,054	11,179
Amazon.com Inc.	4.950%	12/5/44	2,805	3,982
Amazon.com Inc.	4.050%	8/22/47	5,625	7,315
Amazon.com Inc.	2.500%	6/3/50	2,000	2,026
Amazon.com Inc.	4.250%	8/22/57	7,375	9,852
Aptiv plc	4.400%	10/1/46	275	266
Aptiv plc	5.400%	3/15/49	975	1,027

92

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BorgWarner Inc.	4.375%	3/15/45	1,350	1,423
Costco Wholesale Corp.	1.750%	4/20/32	3,650	3,696
Cummins Inc.	4.875%	10/1/43	1,375	1,796
Daimler Finance North America LLC	8.500%	1/18/31	4,188	6,333
Darden Restaurants Inc.	4.550%	2/15/48	1,000	949
Dollar General Corp.	4.125%	4/3/50	2,475	2,959
eBay Inc.	4.000%	7/15/42	1,000	1,088
Ford Foundation	2.415%	6/1/50	500	509
Ford Foundation	2.815%	6/1/70	1,000	1,036
General Motors Co.	5.000%	4/1/35	2,863	2,874
General Motors Co.	6.600%	4/1/36	2,206	2,383
General Motors Co.	5.150%	4/1/38	2,655	2,569
General Motors Co.	6.250%	10/2/43	3,716	3,948
General Motors Co.	5.200%	4/1/45	4,100	3,965
General Motors Co.	6.750%	4/1/46	2,698	2,943
General Motors Co.	5.400%	4/1/48	2,720	2,687
General Motors Co.	5.950%	4/1/49	1,659	1,737
Harley-Davidson Inc.	4.625%	7/28/45	805	842
Home Depot Inc.	5.875%	12/16/36	8,225	12,144
Home Depot Inc.	3.300%	4/15/40	2,620	2,964
Home Depot Inc.	5.950%	4/1/41	2,586	3,890
Home Depot Inc.	4.200%	4/1/43	4,350	5,362
Home Depot Inc.	4.875%	2/15/44	2,688	3,640
Home Depot Inc.	4.400%	3/15/45	2,522	3,198
Home Depot Inc.	4.250%	4/1/46	5,399	6,775
Home Depot Inc.	3.900%	6/15/47	4,108	4,969
Home Depot Inc.	4.500%	12/6/48	2,890	3,832
Home Depot Inc.	3.125%	12/15/49	4,300	4,702
Home Depot Inc.	3.350%	4/15/50	1,700	1,950
Home Depot Inc.	3.500%	9/15/56	1,433	1,658
IHC Health Services Inc.	4.131%	5/15/48	1,075	1,393
JD.com Inc.	4.125%	1/14/50	900	974
Kohl's Corp.	5.550%	7/17/45	800	703
Lear Corp.	5.250%	5/15/49	1,700	1,754
Lowe's Cos. Inc.	5.000%	4/15/40	1,100	1,424
Lowe's Cos. Inc.	4.650%	4/15/42	3,950	4,955
Lowe's Cos. Inc.	4.250%	9/15/44	1,252	1,473
Lowe's Cos. Inc.	4.375%	9/15/45	1,300	1,546
Lowe's Cos. Inc.	3.700%	4/15/46	2,054	2,290
Lowe's Cos. Inc.	4.050%	5/3/47	5,140	6,018
Lowe's Cos. Inc.	4.550%	4/5/49	3,475	4,365
Lowe's Cos. Inc.	5.125%	4/15/50	3,340	4,610
Mastercard Inc.	3.800%	11/21/46	2,600	3,149
Mastercard Inc.	3.950%	2/26/48	1,400	1,744
Mastercard Inc.	3.650%	6/1/49	2,290	2,760
Mastercard Inc.	3.850%	3/26/50	3,800	4,737
McDonald's Corp.	3.600%	7/1/30	3,000	3,448
McDonald's Corp.	4.700%	12/9/35	3,350	4,253
McDonald's Corp.	6.300%	10/15/37	2,108	3,057
McDonald's Corp.	6.300%	3/1/38	2,571	3,756
McDonald's Corp.	5.700%	2/1/39	1,600	2,225
McDonald's Corp.	4.875%	7/15/40	400	508
McDonald's Corp.	3.700%	2/15/42	2,419	2,681
McDonald's Corp.	3.625%	5/1/43	825	903
McDonald's Corp.	4.600%	5/26/45	3,884	4,767
McDonald's Corp.	4.875%	12/9/45	1,521	1,966
McDonald's Corp.	4.450%	3/1/47	3,284	4,018
McDonald's Corp.	4.450%	9/1/48	2,530	3,121
McDonald's Corp.	3.625%	9/1/49	2,400	2,652
McDonald's Corp.	4.200%	4/1/50	2,100	2,540
NIKE Inc.	3.250%	3/27/40	1,800	2,012
NIKE Inc.	3.625%	5/1/43	1,000	1,166
NIKE Inc.	3.875%	11/1/45	3,019	3,638
NIKE Inc.	3.375%	11/1/46	1,475	1,649

93

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NIKE Inc.	3.375%	3/27/50	4,050	4,685
	Nordstrom Inc.	5.000%	1/15/44	2,000	1,475
	Ross Stores Inc.	5.450%	4/15/50	1,400	1,804
	Starbucks Corp.	4.300%	6/15/45	1,585	1,820
	Starbucks Corp.	3.750%	12/1/47	1,758	1,890
	Starbucks Corp.	4.500%	11/15/48	2,560	3,086
	Starbucks Corp.	4.450%	8/15/49	3,335	4,030
	Starbucks Corp.	3.350%	3/12/50	1,400	1,443
	Starbucks Corp.	3.500%	11/15/50	3,125	3,292
	Target Corp.	2.650%	9/15/30	1,500	1,647
	Target Corp.	6.350%	11/1/32	619	899
	Target Corp.	6.500%	10/15/37	1,362	2,117
	Target Corp.	7.000%	1/15/38	2,000	3,228
	Target Corp.	4.000%	7/1/42	5,328	6,696
	Target Corp.	3.625%	4/15/46	2,150	2,624
	Target Corp.	3.900%	11/15/47	2,000	2,540
	TJX Cos. Inc.	4.500%	4/15/50	2,400	3,075
	Visa Inc.	4.150%	12/14/35	5,793	7,399
	Visa Inc.	2.700%	4/15/40	2,750	2,947
	Visa Inc.	4.300%	12/14/45	5,131	6,769
	Visa Inc.	3.650%	9/15/47	3,173	3,881
	Walgreen Co.	4.400%	9/15/42	1,864	1,950
	Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,500	1,675
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,000	3,253
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,061	1,135
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,000	1,007
	Walmart Inc.	5.250%	9/1/35	6,101	8,872
	Walmart Inc.	6.200%	4/15/38	6,077	9,432
	Walmart Inc.	3.950%	6/28/38	3,378	4,293
	Walmart Inc.	5.625%	4/1/40	2,089	3,117
	Walmart Inc.	4.875%	7/8/40	1,590	2,200
	Walmart Inc.	5.000%	10/25/40	1,415	2,005
	Walmart Inc.	5.625%	4/15/41	2,406	3,594
	Walmart Inc.	4.000%	4/11/43	2,496	3,160
	Walmart Inc.	4.300%	4/22/44	1,869	2,494
	Walmart Inc.	3.625%	12/15/47	2,630	3,218
	Walmart Inc.	4.050%	6/29/48	9,040	11,839
	Western Union Co.	6.200%	11/17/36	1,500	1,718
	Consumer Noncyclical (10.2%)
	Abbott Laboratories	4.750%	11/30/36	6,700	8,990
	Abbott Laboratories	6.150%	11/30/37	2,078	3,174
	Abbott Laboratories	6.000%	4/1/39	1,845	2,818
	Abbott Laboratories	5.300%	5/27/40	1,268	1,812
	Abbott Laboratories	4.750%	4/15/43	1,075	1,433
	Abbott Laboratories	4.900%	11/30/46	7,034	10,023
[3]	AbbVie Inc.	4.550%	3/15/35	4,832	5,868
	AbbVie Inc.	4.500%	5/14/35	9,390	11,374
	AbbVie Inc.	4.300%	5/14/36	5,843	6,905
[3]	AbbVie Inc.	4.050%	11/21/39	4,225	4,901
[3]	AbbVie Inc.	4.625%	10/1/42	4,325	5,250
	AbbVie Inc.	4.400%	11/6/42	6,573	7,920
[3]	AbbVie Inc.	4.850%	6/15/44	3,600	4,550
[3]	AbbVie Inc.	4.750%	3/15/45	325	401
	AbbVie Inc.	4.700%	5/14/45	9,165	11,456
	AbbVie Inc.	4.450%	5/14/46	4,660	5,656
	AbbVie Inc.	4.875%	11/14/48	4,475	5,808
[3]	AbbVie Inc.	4.250%	11/21/49	13,175	15,928
	Adventist Health System	3.630%	3/1/49	925	921
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,859
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	650	719
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,125	1,186
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,456
	Allina Health System	3.887%	4/15/49	1,000	1,201

94

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	5.800%	2/14/39	1,800	2,237
	Altria Group Inc.	4.250%	8/9/42	3,236	3,436
	Altria Group Inc.	4.500%	5/2/43	3,207	3,451
	Altria Group Inc.	5.375%	1/31/44	5,790	6,933
	Altria Group Inc.	3.875%	9/16/46	203	202
	Altria Group Inc.	5.950%	2/14/49	7,800	10,205
	Altria Group Inc.	4.450%	5/6/50	2,000	2,189
	Altria Group Inc.	6.200%	2/14/59	1,885	2,516
	AmerisourceBergen Corp.	4.250%	3/1/45	1,000	1,107
	AmerisourceBergen Corp.	4.300%	12/15/47	1,370	1,545
	Amgen Inc.	2.300%	2/25/31	3,400	3,536
	Amgen Inc.	6.400%	2/1/39	1,705	2,513
	Amgen Inc.	3.150%	2/21/40	6,808	7,237
	Amgen Inc.	4.950%	10/1/41	4,145	5,392
	Amgen Inc.	5.150%	11/15/41	4,000	5,316
	Amgen Inc.	4.400%	5/1/45	5,861	7,319
	Amgen Inc.	4.563%	6/15/48	4,127	5,366
	Amgen Inc.	3.375%	2/21/50	10,150	11,096
	Amgen Inc.	4.663%	6/15/51	2,903	3,850
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	14,402	16,889
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	27,769	33,773
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,697	1,989
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,453	3,742
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,825	4,376
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,800	3,397
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,350	2,952
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	1,153
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,969	5,669
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,392	2,221
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	1,420	1,789
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,959	3,070
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	2,900	3,308
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	4,571	5,525
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,870	4,129
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,150	2,505
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	6,427	7,392
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,014	9,344
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	7,700	9,145
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,215	5,087
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,800	3,944
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	5,050	6,054
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,615	2,365
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	2,358
	Archer-Daniels-Midland Co.	4.535%	3/26/42	1,215	1,572
	Archer-Daniels-Midland Co.	4.016%	4/16/43	1,000	1,184
	Archer-Daniels-Midland Co.	3.750%	9/15/47	1,375	1,662
	Archer-Daniels-Midland Co.	4.500%	3/15/49	1,915	2,673
	Ascension Health	3.106%	11/15/39	900	966
	Ascension Health	3.945%	11/15/46	3,000	3,759
[2]	Ascension Health	4.847%	11/15/53	1,129	1,503
	AstraZeneca plc	6.450%	9/15/37	7,948	11,879
	AstraZeneca plc	4.000%	9/18/42	625	757
	AstraZeneca plc	4.375%	11/16/45	2,452	3,152
	AstraZeneca plc	4.375%	8/17/48	2,650	3,498
	Banner Health	3.181%	1/1/50	850	912
	BAT Capital Corp.	4.390%	8/15/37	7,395	7,997
	BAT Capital Corp.	4.540%	8/15/47	5,141	5,607
	BAT Capital Corp.	4.758%	9/6/49	2,950	3,333
	BAT Capital Corp.	5.282%	4/2/50	1,325	1,589
	Baxalta Inc.	5.250%	6/23/45	1,550	2,113
	Baxter International Inc.	3.500%	8/15/46	1,500	1,662
	BayCare Health System Inc.	3.831%	11/15/50	1,700	2,115

95

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baylor Scott & White Holdings	4.185%	11/15/45	545	669
	Baylor Scott & White Holdings	3.967%	11/15/46	1,401	1,731
	Becton Dickinson & Co.	4.685%	12/15/44	2,859	3,500
	Becton Dickinson & Co.	4.669%	6/6/47	4,911	6,006
	Biogen Inc.	5.200%	9/15/45	3,106	4,061
	Biogen Inc.	3.150%	5/1/50	6,350	6,108
	Boston Scientific Corp.	7.000%	11/15/35	1,405	2,025
	Boston Scientific Corp.	4.550%	3/1/39	1,333	1,617
	Boston Scientific Corp.	7.375%	1/15/40	1,004	1,540
	Boston Scientific Corp.	4.700%	3/1/49	2,775	3,560
[3]	Bristol-Myers Squibb Co.	4.125%	6/15/39	4,465	5,656
[3]	Bristol-Myers Squibb Co.	5.250%	8/15/43	3,409	4,900
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,514	1,970
[3]	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,906	3,847
[3]	Bristol-Myers Squibb Co.	5.000%	8/15/45	4,537	6,356
[3]	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,634	4,747
[3]	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,458	7,325
[3]	Bristol-Myers Squibb Co.	4.250%	10/26/49	8,245	10,858
	Brown-Forman Corp.	4.500%	7/15/45	2,225	2,787
	Campbell Soup Co.	4.800%	3/15/48	1,350	1,745
	Campbell Soup Co.	3.125%	4/24/50	1,575	1,608
	Cardinal Health Inc.	4.600%	3/15/43	1,135	1,253
	Cardinal Health Inc.	4.500%	11/15/44	1,000	1,096
	Cardinal Health Inc.	4.900%	9/15/45	1,291	1,505
	Cardinal Health Inc.	4.368%	6/15/47	857	958
	Children's Hospital Corp.	4.115%	1/1/47	1,000	1,216
	Children's Hospital Corp.	2.585%	2/1/50	675	681
	Children's Hospital Medical Center	4.268%	5/15/44	975	1,124
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,510
	Cigna Corp.	4.800%	8/15/38	9,350	11,870
	Cigna Corp.	3.200%	3/15/40	1,100	1,166
[3]	Cigna Corp.	6.125%	11/15/41	1,220	1,742
[3]	Cigna Corp.	4.800%	7/15/46	7,340	9,292
[3]	Cigna Corp.	3.875%	10/15/47	2,630	2,986
	Cigna Corp.	4.900%	12/15/48	1,635	2,139
	Cigna Corp.	3.400%	3/15/50	5,250	5,645
	City of Hope	5.623%	11/15/43	1,125	1,625
	City of Hope	4.378%	8/15/48	1,005	1,227
	Cleveland Clinic Foundation	4.858%	1/1/14	1,040	1,441
	Coca-Cola Co.	4.125%	3/25/40	100	128
	Coca-Cola Co.	2.500%	6/1/40	3,475	3,591
	Coca-Cola Co.	4.200%	3/25/50	2,475	3,250
	Coca-Cola Co.	2.600%	6/1/50	4,400	4,432
	Coca-Cola Co.	2.750%	6/1/60	2,050	2,072
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,075	2,812
	Colgate-Palmolive Co.	4.000%	8/15/45	1,800	2,379
	Colgate-Palmolive Co.	3.700%	8/1/47	1,085	1,408
[2]	CommonSpirit Health	4.350%	11/1/42	2,525	2,606
	CommonSpirit Health	3.817%	10/1/49	1,200	1,276
	CommonSpirit Health	4.187%	10/1/49	2,100	2,156
	Conagra Brands Inc.	8.250%	9/15/30	1,055	1,588
	Conagra Brands Inc.	5.300%	11/1/38	1,400	1,824
	Conagra Brands Inc.	5.400%	11/1/48	2,000	2,758
	Constellation Brands Inc.	4.500%	5/9/47	2,565	3,047
	Constellation Brands Inc.	4.100%	2/15/48	2,419	2,738
	Constellation Brands Inc.	3.750%	5/1/50	2,200	2,399
	Cottage Health Obligated Group	3.304%	11/1/49	1,500	1,628
	CVS Health Corp.	4.875%	7/20/35	2,000	2,508
	CVS Health Corp.	4.780%	3/25/38	13,123	16,160
	CVS Health Corp.	6.125%	9/15/39	2,925	4,054
	CVS Health Corp.	4.125%	4/1/40	1,000	1,179
	CVS Health Corp.	5.300%	12/5/43	3,500	4,576
	CVS Health Corp.	5.125%	7/20/45	5,741	7,435
	CVS Health Corp.	5.050%	3/25/48	23,768	30,821

96

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	4.250%	4/1/50	2,300	2,768
	Danaher Corp.	4.375%	9/15/45	1,452	1,829
	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,106
	DH Europe Finance II Sarl	3.250%	11/15/39	1,350	1,483
	DH Europe Finance II Sarl	3.400%	11/15/49	2,375	2,638
	Diageo Capital plc	2.125%	4/29/32	2,150	2,227
	Diageo Capital plc	5.875%	9/30/36	1,925	2,742
	Diageo Capital plc	3.875%	4/29/43	750	903
	Diageo Investment Corp.	7.450%	4/15/35	1,350	2,222
	Diageo Investment Corp.	4.250%	5/11/42	1,202	1,507
	Dignity Health	4.500%	11/1/42	1,050	1,096
	Dignity Health	5.267%	11/1/64	900	1,066
	Duke University Health System Inc.	3.920%	6/1/47	1,995	2,505
	Eli Lilly & Co.	3.950%	3/15/49	6,075	7,744
	Eli Lilly & Co.	2.250%	5/15/50	5,710	5,413
	Eli Lilly & Co.	4.150%	3/15/59	2,155	2,836
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,200	1,707
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,000	1,282
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,275	1,592
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,425	1,561
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,225	2,677
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	5,500	5,668
	General Mills Inc.	4.550%	4/17/38	810	1,026
	General Mills Inc.	5.400%	6/15/40	2,025	2,757
	General Mills Inc.	4.150%	2/15/43	2,100	2,530
	Gilead Sciences Inc.	4.600%	9/1/35	2,739	3,589
	Gilead Sciences Inc.	4.000%	9/1/36	1,008	1,250
	Gilead Sciences Inc.	5.650%	12/1/41	2,581	3,731
	Gilead Sciences Inc.	4.800%	4/1/44	5,964	7,962
	Gilead Sciences Inc.	4.500%	2/1/45	5,100	6,598
	Gilead Sciences Inc.	4.750%	3/1/46	6,727	9,109
	Gilead Sciences Inc.	4.150%	3/1/47	2,799	3,548
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,625	2,245
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,440	6,754
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,787	2,278
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,070	1,316
	Hackensack Meridian Health Inc.	4.500%	7/1/57	600	761
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	1,300	1,207
	Hasbro Inc.	6.350%	3/15/40	1,304	1,499
	Hasbro Inc.	5.100%	5/15/44	925	956
	HCA Inc.	5.125%	6/15/39	3,658	4,280
	HCA Inc.	5.250%	6/15/49	4,625	5,567
	Hershey Co.	3.125%	11/15/49	1,850	2,015
	Hershey Co.	2.650%	6/1/50	950	965
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,220	1,464
	Ingredion Inc.	3.900%	6/1/50	1,100	1,251
	Iowa Health System	3.665%	2/15/50	900	981
	JM Smucker Co.	4.250%	3/15/35	1,980	2,333
	JM Smucker Co.	3.550%	3/15/50	1,675	1,714
	Johns Hopkins Health System Corp.	3.837%	5/15/46	2,125	2,559
	Johnson & Johnson	4.950%	5/15/33	1,005	1,374
	Johnson & Johnson	4.375%	12/5/33	3,034	3,998
	Johnson & Johnson	3.550%	3/1/36	1,809	2,131
	Johnson & Johnson	3.625%	3/3/37	5,057	6,074
	Johnson & Johnson	5.950%	8/15/37	4,835	7,387
	Johnson & Johnson	3.400%	1/15/38	2,033	2,392
	Johnson & Johnson	5.850%	7/15/38	1,790	2,726
	Johnson & Johnson	4.500%	9/1/40	790	1,067
	Johnson & Johnson	4.850%	5/15/41	1,100	1,578
	Johnson & Johnson	4.500%	12/5/43	1,554	2,122
	Johnson & Johnson	3.700%	3/1/46	3,541	4,399
	Johnson & Johnson	3.750%	3/3/47	2,275	2,870
	Johnson & Johnson	3.500%	1/15/48	2,066	2,551
	Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,881

97

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	4.150%	5/1/47	4,187	5,413
	Kaiser Foundation Hospitals	3.266%	11/1/49	1,975	2,191
	Kellogg Co.	7.450%	4/1/31	1,605	2,334
	Kellogg Co.	4.500%	4/1/46	1,934	2,368
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,275	1,629
	Keurig Dr Pepper Inc.	4.500%	11/15/45	3,120	3,797
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,425	1,731
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,500	1,699
	Kimberly-Clark Corp.	6.625%	8/1/37	1,425	2,248
	Kimberly-Clark Corp.	5.300%	3/1/41	1,354	1,894
	Kimberly-Clark Corp.	3.700%	6/1/43	980	1,137
	Kimberly-Clark Corp.	3.200%	7/30/46	2,250	2,548
	Kimberly-Clark Corp.	2.875%	2/7/50	800	870
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,105
	Koninklijke Philips NV	6.875%	3/11/38	2,325	3,438
	Koninklijke Philips NV	5.000%	3/15/42	1,560	2,002
	Kroger Co.	8.000%	9/15/29	775	1,122
	Kroger Co.	7.500%	4/1/31	770	1,144
	Kroger Co.	6.900%	4/15/38	750	1,098
	Kroger Co.	5.400%	7/15/40	1,130	1,462
	Kroger Co.	5.000%	4/15/42	1,425	1,794
	Kroger Co.	5.150%	8/1/43	1,250	1,609
	Kroger Co.	3.875%	10/15/46	3,125	3,497
	Kroger Co.	4.450%	2/1/47	875	1,061
	Kroger Co.	4.650%	1/15/48	1,000	1,260
	Kroger Co.	5.400%	1/15/49	1,575	2,197
	Kroger Co.	3.950%	1/15/50	2,000	2,293
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,449	2,979
[2]	Mayo Clinic	3.774%	11/15/43	575	663
[2]	Mayo Clinic	4.000%	11/15/47	1,200	1,448
[2]	Mayo Clinic	4.128%	11/15/52	1,000	1,302
	McCormick & Co. Inc.	4.200%	8/15/47	1,425	1,737
	McKesson Corp.	6.000%	3/1/41	375	508
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,680	2,363
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,519	1,944
[2]	MedStar Health Inc.	3.626%	8/15/49	750	808
	Medtronic Inc.	4.375%	3/15/35	5,751	7,518
	Medtronic Inc.	4.625%	3/15/45	4,500	6,024
	Memorial Health Services	3.447%	11/1/49	1,000	1,029
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	950	1,298
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	750	811
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,270	1,616
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,198	1,563
	Merck & Co. Inc.	6.500%	12/1/33	375	565
	Merck & Co. Inc.	6.550%	9/15/37	1,100	1,688
	Merck & Co. Inc.	3.900%	3/7/39	2,277	2,810
	Merck & Co. Inc.	2.350%	6/24/40	2,675	2,719
	Merck & Co. Inc.	3.600%	9/15/42	3,112	3,667
	Merck & Co. Inc.	4.150%	5/18/43	1,309	1,676
	Merck & Co. Inc.	3.700%	2/10/45	6,830	8,244
	Merck & Co. Inc.	4.000%	3/7/49	2,705	3,492
	Merck & Co. Inc.	2.450%	6/24/50	2,000	2,008
	Molson Coors Beverage Co.	5.000%	5/1/42	3,365	3,571
	Molson Coors Beverage Co.	4.200%	7/15/46	3,887	3,776
	Mondelez International Inc.	4.625%	5/7/48	826	1,064
[2]	Montefiore Obligated Group	5.246%	11/1/48	1,700	1,914
	Montefiore Obligated Group	4.287%	9/1/50	650	645
[2]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,150	1,263
[2]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,450	1,558
	Mylan Inc.	5.400%	11/29/43	1,950	2,389
	Mylan Inc.	5.200%	4/15/48	1,875	2,303
	Mylan NV	5.250%	6/15/46	2,000	2,436
	New York & Presbyterian Hospital	4.024%	8/1/45	1,305	1,610
	New York & Presbyterian Hospital	4.063%	8/1/56	1,050	1,312

98

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York & Presbyterian Hospital	3.954%	8/1/19	1,600	1,740
	Northwell Healthcare Inc.	3.979%	11/1/46	1,750	1,822
	Northwell Healthcare Inc.	4.260%	11/1/47	1,875	2,083
	Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,061
	Novartis Capital Corp.	2.200%	8/14/30	4,125	4,349
	Novartis Capital Corp.	3.700%	9/21/42	1,375	1,646
	Novartis Capital Corp.	4.400%	5/6/44	4,283	5,672
	Novartis Capital Corp.	4.000%	11/20/45	3,251	4,071
	Novartis Capital Corp.	2.750%	8/14/50	1,875	1,978
[2]	NYU Hospitals Center	4.368%	7/1/47	1,200	1,315
	NYU Langone Hospitals	5.750%	7/1/43	925	1,198
	NYU Langone Hospitals	4.784%	7/1/44	1,380	1,610
	NYU Langone Hospitals	3.380%	7/1/55	800	783
[2]	OhioHealth Corp.	3.042%	11/15/50	1,100	1,170
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,157
	Partners Healthcare System Inc.	3.192%	7/1/49	1,375	1,460
	Partners Healthcare System Inc.	4.117%	7/1/55	125	158
	Partners Healthcare System Inc.	3.342%	7/1/60	1,100	1,157
	PeaceHealth Obligated Group	4.787%	11/15/48	1,150	1,489
	PepsiCo Inc.	5.500%	1/15/40	100	146
	PepsiCo Inc.	3.500%	3/19/40	1,500	1,782
	PepsiCo Inc.	4.875%	11/1/40	100	138
	PepsiCo Inc.	4.000%	3/5/42	3,528	4,387
	PepsiCo Inc.	3.600%	8/13/42	1,025	1,231
	PepsiCo Inc.	4.250%	10/22/44	2,043	2,611
	PepsiCo Inc.	4.600%	7/17/45	1,424	1,911
	PepsiCo Inc.	4.450%	4/14/46	4,693	6,251
	PepsiCo Inc.	3.450%	10/6/46	4,075	4,697
	PepsiCo Inc.	4.000%	5/2/47	1,133	1,421
	PepsiCo Inc.	3.375%	7/29/49	3,540	4,049
	PepsiCo Inc.	2.875%	10/15/49	2,600	2,759
	PepsiCo Inc.	3.625%	3/19/50	4,170	5,051
	PepsiCo Inc.	3.875%	3/19/60	2,100	2,671
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	936	1,000
	Pfizer Inc.	4.000%	12/15/36	4,462	5,448
	Pfizer Inc.	4.100%	9/15/38	1,780	2,221
	Pfizer Inc.	3.900%	3/15/39	2,175	2,665
	Pfizer Inc.	7.200%	3/15/39	7,558	12,577
	Pfizer Inc.	2.550%	5/28/40	250	258
	Pfizer Inc.	4.300%	6/15/43	1,882	2,417
	Pfizer Inc.	4.400%	5/15/44	2,087	2,737
	Pfizer Inc.	4.125%	12/15/46	2,100	2,694
	Pfizer Inc.	4.200%	9/15/48	3,400	4,438
	Pfizer Inc.	4.000%	3/15/49	1,700	2,156
	Pfizer Inc.	2.700%	5/28/50	4,450	4,585
	Philip Morris International Inc.	6.375%	5/16/38	3,558	5,358
	Philip Morris International Inc.	4.375%	11/15/41	1,905	2,312
	Philip Morris International Inc.	4.500%	3/20/42	2,673	3,282
	Philip Morris International Inc.	3.875%	8/21/42	1,090	1,243
	Philip Morris International Inc.	4.125%	3/4/43	2,200	2,583
	Philip Morris International Inc.	4.875%	11/15/43	1,000	1,278
	Philip Morris International Inc.	4.250%	11/10/44	3,129	3,781
	Procter & Gamble Co.	5.500%	2/1/34	950	1,380
	Procter & Gamble Co.	5.800%	8/15/34	700	1,052
	Procter & Gamble Co.	5.550%	3/5/37	1,650	2,533
	Procter & Gamble Co.	3.550%	3/25/40	3,098	3,732
	Procter & Gamble Co.	3.500%	10/25/47	1,797	2,205
	Procter & Gamble Co.	3.600%	3/25/50	3,145	3,932
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,395	1,545
	Quest Diagnostics Inc.	2.800%	6/30/31	1,800	1,885
	Quest Diagnostics Inc.	4.700%	3/30/45	808	979
	Reynolds American Inc.	5.700%	8/15/35	3,331	4,147
	Reynolds American Inc.	7.250%	6/15/37	2,000	2,634
	Reynolds American Inc.	6.150%	9/15/43	2,875	3,623

99

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reynolds American Inc.	5.850%	8/15/45	3,126	3,829
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,475	1,643
	RWJ Barnabas Health Inc.	3.477%	7/1/49	650	666
	Spectrum Health System Obligated Group	3.487%	7/15/49	1,075	1,188
	Stanford Health Care	3.795%	11/15/48	1,550	1,837
	Stryker Corp.	4.100%	4/1/43	1,070	1,277
	Stryker Corp.	4.375%	5/15/44	1,100	1,337
	Stryker Corp.	4.625%	3/15/46	2,000	2,602
	Stryker Corp.	2.900%	6/15/50	1,700	1,692
	Sutter Health	4.091%	8/15/48	1,325	1,555
	Sysco Corp.	6.600%	4/1/40	1,000	1,352
	Sysco Corp.	4.850%	10/1/45	1,775	2,058
	Sysco Corp.	4.500%	4/1/46	1,160	1,258
	Sysco Corp.	4.450%	3/15/48	1,450	1,586
	Sysco Corp.	3.300%	2/15/50	500	470
	Sysco Corp.	6.600%	4/1/50	3,325	4,617
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,750	1,765
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,750	2,755
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,000	1,996
[2]	Texas Health Resources	4.330%	11/15/55	750	979
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,413	1,975
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,026	1,270
	Toledo Hospital	5.750%	11/15/38	1,400	1,640
	Toledo Hospital	6.015%	11/15/48	1,100	1,215
	Trinity Health Corp.	4.125%	12/1/45	1,300	1,521
[2]	Trinity Health Corp.	3.434%	12/1/48	1,005	1,050
	Tyson Foods Inc.	4.875%	8/15/34	2,400	3,072
	Tyson Foods Inc.	5.150%	8/15/44	1,688	2,159
	Tyson Foods Inc.	4.550%	6/2/47	3,305	4,005
	Tyson Foods Inc.	5.100%	9/28/48	2,640	3,409
	Unilever Capital Corp.	5.900%	11/15/32	2,858	4,129
[3]	Upjohn Inc.	3.850%	6/22/40	3,590	3,853
[3]	Upjohn Inc.	4.000%	6/22/50	4,805	5,147
	Whirlpool Corp.	4.600%	5/15/50	1,000	1,139
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	925	1,155
	Wyeth LLC	6.500%	2/1/34	2,616	4,070
	Wyeth LLC	6.000%	2/15/36	790	1,144
	Wyeth LLC	5.950%	4/1/37	5,480	8,039
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	434
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	370	460
	Zoetis Inc.	4.700%	2/1/43	3,716	4,905
	Zoetis Inc.	3.950%	9/12/47	1,471	1,772
	Zoetis Inc.	4.450%	8/20/48	1,050	1,370
	Zoetis Inc.	3.000%	5/15/50	800	830
	Energy (4.6%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	1,830	1,886
	Baker Hughes Holdings LLC	5.125%	9/15/40	3,963	4,783
	BP Capital Markets America Inc.	3.000%	2/24/50	6,150	6,049
	Burlington Resources Finance Co.	7.200%	8/15/31	2,360	3,385
	Burlington Resources Finance Co.	7.400%	12/1/31	1,550	2,218
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	498
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,335	1,670
	Canadian Natural Resources Ltd.	6.450%	6/30/33	2,329	2,795
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	810
	Canadian Natural Resources Ltd.	6.500%	2/15/37	725	865
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,550	1,837
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,600	1,944
	Canadian Natural Resources Ltd.	4.950%	6/1/47	2,000	2,185
	Chevron Corp.	2.978%	5/11/40	1,500	1,598
	Chevron Corp.	3.078%	5/11/50	2,100	2,228
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,700	2,067
	Concho Resources Inc.	4.875%	10/1/47	2,715	3,051

100

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Concho Resources Inc.	4.850%	8/15/48	1,950	2,177
Conoco Funding Co.	7.250%	10/15/31	1,930	2,793
ConocoPhillips	5.900%	10/15/32	2,600	3,516
ConocoPhillips	5.900%	5/15/38	1,450	1,972
ConocoPhillips	6.500%	2/1/39	3,585	5,181
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,817	2,422
ConocoPhillips Co.	4.300%	11/15/44	2,000	2,437
ConocoPhillips Co.	5.950%	3/15/46	1,275	1,850
Devon Energy Corp.	7.950%	4/15/32	1,300	1,519
Devon Energy Corp.	5.600%	7/15/41	2,329	2,268
Devon Energy Corp.	4.750%	5/15/42	2,552	2,217
Devon Energy Corp.	5.000%	6/15/45	1,000	895
Devon Financing Co. LLC	7.875%	9/30/31	1,591	1,854
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,325	1,530
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,313
Dominion Energy Gas Holdings LLC	3.900%	11/15/49	800	822
Enable Midstream Partners LP	5.000%	5/15/44	1,525	1,218
Enbridge Energy Partners LP	7.500%	4/15/38	1,381	1,885
Enbridge Energy Partners LP	5.500%	9/15/40	2,025	2,401
Enbridge Energy Partners LP	7.375%	10/15/45	2,265	3,182
Enbridge Inc.	4.500%	6/10/44	1,375	1,562
Enbridge Inc.	4.000%	11/15/49	1,000	1,052
Energy Transfer Operating LP	4.900%	3/15/35	1,000	1,000
Energy Transfer Operating LP	6.250%	4/15/49	4,631	4,920
Energy Transfer Operating LP	5.000%	5/15/50	4,050	3,827
Energy Transfer Partners LP	6.625%	10/15/36	1,226	1,350
Energy Transfer Partners LP	5.800%	6/15/38	1,600	1,630
Energy Transfer Partners LP	7.500%	7/1/38	1,855	2,166
Energy Transfer Partners LP	6.050%	6/1/41	1,650	1,695
Energy Transfer Partners LP	6.500%	2/1/42	3,130	3,427
Energy Transfer Partners LP	5.150%	2/1/43	1,299	1,205
Energy Transfer Partners LP	5.950%	10/1/43	1,700	1,706
Energy Transfer Partners LP	5.150%	3/15/45	3,051	2,895
Energy Transfer Partners LP	6.125%	12/15/45	3,120	3,280
Energy Transfer Partners LP	5.300%	4/15/47	2,595	2,527
Energy Transfer Partners LP	6.000%	6/15/48	3,050	3,164
Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,301
Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,680
Enterprise Products Operating LLC	7.550%	4/15/38	1,175	1,743
Enterprise Products Operating LLC	6.125%	10/15/39	2,185	2,806
Enterprise Products Operating LLC	5.950%	2/1/41	2,803	3,590
Enterprise Products Operating LLC	5.700%	2/15/42	2,375	2,950
Enterprise Products Operating LLC	4.850%	8/15/42	2,480	2,838
Enterprise Products Operating LLC	4.450%	2/15/43	745	823
Enterprise Products Operating LLC	4.850%	3/15/44	1,769	2,055
Enterprise Products Operating LLC	5.100%	2/15/45	3,390	4,024
Enterprise Products Operating LLC	4.900%	5/15/46	1,450	1,695
Enterprise Products Operating LLC	4.250%	2/15/48	4,100	4,496
Enterprise Products Operating LLC	4.800%	2/1/49	3,140	3,700
Enterprise Products Operating LLC	4.200%	1/31/50	4,505	4,987
Enterprise Products Operating LLC	3.700%	1/31/51	2,100	2,198
Enterprise Products Operating LLC	4.950%	10/15/54	2,067	2,297
Enterprise Products Operating LLC	3.950%	1/31/60	1,700	1,747
EOG Resources Inc.	3.900%	4/1/35	1,587	1,838
EOG Resources Inc.	4.950%	4/15/50	2,585	3,329
Exxon Mobil Corp.	2.610%	10/15/30	5,500	5,859
Exxon Mobil Corp.	2.995%	8/16/39	1,200	1,235
Exxon Mobil Corp.	4.227%	3/19/40	3,430	4,127
Exxon Mobil Corp.	3.567%	3/6/45	2,300	2,553
Exxon Mobil Corp.	4.114%	3/1/46	6,231	7,488
Exxon Mobil Corp.	3.095%	8/16/49	3,225	3,357
Exxon Mobil Corp.	4.327%	3/19/50	9,100	11,315
Exxon Mobil Corp.	3.452%	4/15/51	7,525	8,309
Halliburton Co.	4.850%	11/15/35	3,595	3,734

101

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Halliburton Co.	6.700%	9/15/38	2,024	2,398
	Halliburton Co.	4.500%	11/15/41	2,075	1,984
	Halliburton Co.	4.750%	8/1/43	3,645	3,599
	Halliburton Co.	5.000%	11/15/45	5,584	5,772
	Hess Corp.	7.300%	8/15/31	1,145	1,343
	Hess Corp.	7.125%	3/15/33	1,250	1,459
	Hess Corp.	6.000%	1/15/40	2,372	2,550
	Hess Corp.	5.600%	2/15/41	3,300	3,461
	Hess Corp.	5.800%	4/1/47	1,400	1,517
	Husky Energy Inc.	6.800%	9/15/37	1,000	1,064
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	617
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	676
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,025	2,681
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,900	2,243
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,000	1,260
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,744	4,957
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,970	2,604
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	900	1,162
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	100	142
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,371	3,015
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,000	1,173
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,825	2,039
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	750	805
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,575	1,747
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,113	2,505
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,950	2,294
	Kinder Morgan Inc.	7.800%	8/1/31	1,839	2,488
	Kinder Morgan Inc.	7.750%	1/15/32	950	1,329
	Kinder Morgan Inc.	5.300%	12/1/34	2,121	2,436
	Kinder Morgan Inc.	5.550%	6/1/45	5,330	6,464
	Kinder Morgan Inc.	5.050%	2/15/46	1,493	1,699
	Kinder Morgan Inc.	5.200%	3/1/48	985	1,186
	Magellan Midstream Partners LP	5.150%	10/15/43	1,665	1,838
	Magellan Midstream Partners LP	4.250%	9/15/46	1,860	1,905
	Magellan Midstream Partners LP	4.200%	10/3/47	2,405	2,467
	Magellan Midstream Partners LP	3.950%	3/1/50	1,000	1,005
	Marathon Oil Corp.	6.800%	3/15/32	1,500	1,592
	Marathon Oil Corp.	6.600%	10/1/37	2,140	2,124
	Marathon Oil Corp.	5.200%	6/1/45	1,100	1,015
	Marathon Petroleum Corp.	6.500%	3/1/41	1,813	2,250
	Marathon Petroleum Corp.	4.750%	9/15/44	1,916	1,993
	Marathon Petroleum Corp.	4.500%	4/1/48	1,775	1,822
	Marathon Petroleum Corp.	5.000%	9/15/54	1,900	1,926
	MPLX LP	4.500%	4/15/38	3,205	3,205
	MPLX LP	5.200%	3/1/47	3,240	3,483
[3]	MPLX LP	5.200%	12/1/47	600	622
	MPLX LP	5.200%	12/1/47	1,245	1,290
	MPLX LP	4.700%	4/15/48	4,135	4,145
	MPLX LP	5.500%	2/15/49	4,375	4,944
	MPLX LP	4.900%	4/15/58	1,000	990
	National Oilwell Varco Inc.	3.950%	12/1/42	3,375	2,827
	Noble Energy Inc.	6.000%	3/1/41	2,575	2,478
	Noble Energy Inc.	5.250%	11/15/43	2,205	2,042
	Noble Energy Inc.	5.050%	11/15/44	2,231	2,027
	Noble Energy Inc.	4.950%	8/15/47	1,725	1,548
	Noble Energy Inc.	4.200%	10/15/49	941	776
	ONEOK Inc.	6.000%	6/15/35	1,335	1,511
	ONEOK Inc.	4.950%	7/13/47	1,000	965
	ONEOK Inc.	5.200%	7/15/48	3,575	3,557
	ONEOK Inc.	4.450%	9/1/49	2,150	1,992
	ONEOK Inc.	4.500%	3/15/50	1,025	955
	ONEOK Partners LP	6.650%	10/1/36	2,650	3,055
	ONEOK Partners LP	6.850%	10/15/37	1,050	1,196
	ONEOK Partners LP	6.125%	2/1/41	2,100	2,292

102

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Partners LP	6.200%	9/15/43	1,575	1,670
	Ovintiv Inc.	8.125%	9/15/30	1,329	1,249
	Ovintiv Inc.	7.375%	11/1/31	1,440	1,318
	Ovintiv Inc.	6.500%	8/15/34	2,290	2,038
	Ovintiv Inc.	6.625%	8/15/37	1,000	850
	Ovintiv Inc.	6.500%	2/1/38	1,500	1,273
	Petro-Canada	5.350%	7/15/33	1,550	1,732
	Petro-Canada	5.950%	5/15/35	2,000	2,372
	Petro-Canada	6.800%	5/15/38	1,560	2,008
	Phillips 66	2.150%	12/15/30	1,000	970
	Phillips 66	4.650%	11/15/34	1,486	1,766
	Phillips 66	5.875%	5/1/42	3,980	5,352
	Phillips 66	4.875%	11/15/44	4,700	5,811
	Phillips 66 Partners LP	4.680%	2/15/45	840	888
	Phillips 66 Partners LP	4.900%	10/1/46	2,100	2,294
	Plains All American Pipeline LP	3.800%	9/15/30	1,000	984
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,000	1,070
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	1,000	962
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,300	1,125
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	1,900	1,731
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	2,077	1,914
	Shell International Finance BV	4.125%	5/11/35	4,532	5,517
	Shell International Finance BV	6.375%	12/15/38	6,854	10,183
	Shell International Finance BV	5.500%	3/25/40	2,670	3,772
	Shell International Finance BV	3.625%	8/21/42	2,032	2,229
	Shell International Finance BV	4.550%	8/12/43	4,010	4,994
	Shell International Finance BV	4.375%	5/11/45	5,502	6,813
	Shell International Finance BV	4.000%	5/10/46	5,682	6,620
	Shell International Finance BV	3.750%	9/12/46	2,704	3,055
	Shell International Finance BV	3.125%	11/7/49	3,414	3,556
	Shell International Finance BV	3.250%	4/6/50	3,260	3,490
	Spectra Energy Partners LP	5.950%	9/25/43	1,357	1,713
	Spectra Energy Partners LP	4.500%	3/15/45	2,075	2,304
	Suncor Energy Inc.	7.150%	2/1/32	1,730	2,206
	Suncor Energy Inc.	5.950%	12/1/34	2,605	3,118
	Suncor Energy Inc.	6.500%	6/15/38	2,005	2,550
	Suncor Energy Inc.	6.850%	6/1/39	2,860	3,706
	Suncor Energy Inc.	4.000%	11/15/47	1,640	1,696
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	1,183	1,155
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	2,330	2,260
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	3,882	3,790
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,410
	Texas Eastern Transmission LP	7.000%	7/15/32	1,000	1,312
	Total Capital International SA	2.986%	6/29/41	2,000	2,037
	Total Capital International SA	3.461%	7/12/49	2,910	3,138
	Total Capital International SA	3.127%	5/29/50	3,050	3,117
	Total Capital International SA	3.386%	6/29/60	1,000	1,022
	TransCanada PipeLines Ltd.	4.625%	3/1/34	3,297	3,824
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	913
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,350	1,766
	TransCanada PipeLines Ltd.	6.200%	10/15/37	3,564	4,746
	TransCanada PipeLines Ltd.	4.750%	5/15/38	2,937	3,449
	TransCanada PipeLines Ltd.	7.625%	1/15/39	3,105	4,726
	TransCanada PipeLines Ltd.	6.100%	6/1/40	2,025	2,654
	TransCanada PipeLines Ltd.	5.000%	10/16/43	2,222	2,649
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,950	3,656
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,325	2,961
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,695	2,033
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,495	1,624
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,400	1,585
[3]	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,500	1,614
	Valero Energy Corp.	7.500%	4/15/32	2,290	3,174
	Valero Energy Corp.	6.625%	6/15/37	4,125	5,458
	Valero Energy Corp.	4.900%	3/15/45	1,481	1,719

103

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	3.500%	11/15/30	1,000	1,059
	Williams Cos. Inc.	7.500%	1/15/31	1,260	1,625
	Williams Cos. Inc.	6.300%	4/15/40	3,915	4,698
	Williams Cos. Inc.	5.800%	11/15/43	1,000	1,139
	Williams Cos. Inc.	5.400%	3/4/44	1,522	1,661
	Williams Cos. Inc.	5.750%	6/24/44	2,075	2,386
	Williams Cos. Inc.	4.900%	1/15/45	1,300	1,406
	Williams Cos. Inc.	5.100%	9/15/45	2,665	2,908
	Williams Cos. Inc.	4.850%	3/1/48	1,680	1,859
	Other Industrial (0.5%)
[2]	American University	3.672%	4/1/49	1,375	1,496
[2]	Boston University	4.061%	10/1/48	875	1,120
	California Institute of Technology	4.321%	8/1/45	1,050	1,334
	California Institute of Technology	4.700%	11/1/11	1,355	1,927
	California Institute of Technology	3.650%	9/1/19	1,350	1,492
[2]	Duke University	2.832%	10/1/55	3,000	3,165
	Emory University	2.143%	9/1/30	1,500	1,552
	Emory University	2.969%	9/1/50	800	858
	Georgetown University	2.943%	4/1/50	3,140	3,138
	Georgetown University	5.215%	10/1/18	200	275
[2]	Johns Hopkins University	4.083%	7/1/53	1,225	1,513
	Leland Stanford Junior University	3.647%	5/1/48	1,710	2,130
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	1,450	1,782
	Massachusetts Institute of Technology	2.989%	7/1/50	1,325	1,490
	Massachusetts Institute of Technology	5.600%	7/1/11	2,500	4,412
	Massachusetts Institute of Technology	4.678%	7/1/14	300	451
	Massachusetts Institute of Technology	3.885%	7/1/16	495	613
[2]	Northwestern University	4.643%	12/1/44	1,875	2,504
[2]	Northwestern University	3.662%	12/1/57	570	708
	President & Fellows of Harvard College	3.619%	10/1/37	900	1,093
	President & Fellows of Harvard College	4.875%	10/15/40	1,215	1,702
	President & Fellows of Harvard College	3.150%	7/15/46	1,450	1,679
	President & Fellows of Harvard College	2.517%	10/15/50	1,400	1,455
[2]	Trustees of Boston College	3.129%	7/1/52	1,200	1,366
[2]	University of Chicago	4.003%	10/1/53	1,250	1,595
[2]	University of Notre Dame du Lac	3.438%	2/15/45	500	590
	University of Notre Dame du Lac	3.394%	2/15/48	1,100	1,289
	University of Pennsylvania	4.674%	9/1/12	950	1,378
	University of Pennsylvania	3.610%	2/15/19	450	521
[2]	University of Southern California	3.028%	10/1/39	2,695	2,963
	University of Southern California	2.805%	10/1/50	525	550
	University of Southern California	5.250%	10/1/11	1,050	1,737
	University of Southern California	3.226%	10/1/20	1,400	1,461
[2]	William Marsh Rice University	3.574%	5/15/45	2,640	3,074
	Yale University	2.402%	4/15/50	1,375	1,412
	Technology (4.1%)
	Analog Devices Inc.	5.300%	12/15/45	1,040	1,413
	Apple Inc.	4.500%	2/23/36	2,849	3,760
	Apple Inc.	3.850%	5/4/43	7,944	9,807
	Apple Inc.	4.450%	5/6/44	3,585	4,779
	Apple Inc.	3.450%	2/9/45	5,665	6,564
	Apple Inc.	4.375%	5/13/45	6,907	9,123
	Apple Inc.	4.650%	2/23/46	3,269	4,463
	Apple Inc.	3.850%	8/4/46	5,257	6,540
	Apple Inc.	4.250%	2/9/47	5,245	6,817
	Apple Inc.	3.750%	9/12/47	4,299	5,149
	Apple Inc.	3.750%	11/13/47	3,638	4,418
	Apple Inc.	2.950%	9/11/49	4,700	5,115
	Apple Inc.	2.650%	5/11/50	7,100	7,337
	Applied Materials Inc.	5.100%	10/1/35	2,150	2,974
	Applied Materials Inc.	5.850%	6/15/41	1,200	1,754
	Applied Materials Inc.	4.350%	4/1/47	1,875	2,418
	Applied Materials Inc.	2.750%	6/1/50	2,000	2,044

104

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Broadcom Inc.	4.150%	11/15/30	7,000	7,611
[3]	Broadcom Inc.	4.300%	11/15/32	5,000	5,520
	Cisco Systems Inc.	5.900%	2/15/39	5,224	7,772
	Cisco Systems Inc.	5.500%	1/15/40	5,550	8,122
	Corning Inc.	4.700%	3/15/37	625	736
	Corning Inc.	5.750%	8/15/40	1,863	2,422
	Corning Inc.	4.750%	3/15/42	250	300
	Corning Inc.	5.350%	11/15/48	2,200	2,917
	Corning Inc.	4.375%	11/15/57	1,150	1,314
	Corning Inc.	5.850%	11/15/68	645	826
	Corning Inc.	5.450%	11/15/79	3,350	4,004
[3]	Dell International LLC / EMC Corp.	6.200%	7/15/30	1,000	1,164
[3]	Dell International LLC / EMC Corp.	8.100%	7/15/36	4,625	5,986
[3]	Dell International LLC / EMC Corp.	8.350%	7/15/46	6,000	7,926
	Equinix Inc.	2.150%	7/15/30	2,800	2,769
	Equinix Inc.	3.000%	7/15/50	1,000	974
	Fiserv Inc.	4.400%	7/1/49	5,300	6,410
	Global Payments Inc.	4.150%	8/15/49	3,195	3,669
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,100	1,370
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,065	3,758
	HP Inc.	6.000%	9/15/41	3,525	4,153
	Intel Corp.	4.000%	12/15/32	3,902	4,827
	Intel Corp.	4.800%	10/1/41	1,500	2,024
	Intel Corp.	4.250%	12/15/42	925	1,176
	Intel Corp.	4.900%	7/29/45	1,800	2,507
	Intel Corp.	4.100%	5/19/46	3,655	4,611
	Intel Corp.	4.100%	5/11/47	3,125	3,922
	Intel Corp.	3.734%	12/8/47	6,900	8,300
	Intel Corp.	3.250%	11/15/49	3,600	4,028
	Intel Corp.	4.750%	3/25/50	6,610	9,308
	Intel Corp.	3.100%	2/15/60	2,850	3,137
	Intel Corp.	4.950%	3/25/60	1,615	2,367
	International Business Machines Corp.	5.875%	11/29/32	650	924
	International Business Machines Corp.	4.150%	5/15/39	5,030	6,090
	International Business Machines Corp.	5.600%	11/30/39	2,200	3,116
	International Business Machines Corp.	2.850%	5/15/40	1,000	1,035
	International Business Machines Corp.	4.000%	6/20/42	4,254	5,104
	International Business Machines Corp.	4.250%	5/15/49	10,783	13,444
	International Business Machines Corp.	2.950%	5/15/50	2,000	2,053
	Intuit Inc.	1.650%	7/15/30	1,400	1,402
	Juniper Networks Inc.	5.950%	3/15/41	1,580	1,952
	KLA Corp.	5.000%	3/15/49	1,150	1,517
	KLA Corp.	3.300%	3/1/50	2,000	2,062
	Lam Research Corp.	4.875%	3/15/49	1,680	2,310
	Lam Research Corp.	2.875%	6/15/50	1,500	1,543
	Microsoft Corp.	3.500%	2/12/35	6,345	7,718
	Microsoft Corp.	4.200%	11/3/35	6,296	8,169
	Microsoft Corp.	3.450%	8/8/36	5,100	6,143
	Microsoft Corp.	4.100%	2/6/37	1,474	1,899
	Microsoft Corp.	3.500%	11/15/42	3,300	3,943
	Microsoft Corp.	4.450%	11/3/45	6,618	9,109
	Microsoft Corp.	3.700%	8/8/46	12,265	15,336
	Microsoft Corp.	4.250%	2/6/47	3,609	4,901
	Microsoft Corp.	2.525%	6/1/50	20,973	21,665
	Microsoft Corp.	4.000%	2/12/55	2,472	3,165
	Microsoft Corp.	3.950%	8/8/56	6,803	8,737
	Microsoft Corp.	2.675%	6/1/60	10,662	11,126
	Motorola Solutions Inc.	5.500%	9/1/44	1,275	1,439
	NVIDIA Corp.	3.500%	4/1/40	3,300	3,843
	NVIDIA Corp.	3.500%	4/1/50	5,515	6,292
	NVIDIA Corp.	3.700%	4/1/60	500	586
	Oracle Corp.	4.300%	7/8/34	4,949	6,167
	Oracle Corp.	3.900%	5/15/35	4,816	5,814
	Oracle Corp.	3.850%	7/15/36	2,415	2,823

105

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	3.800%	11/15/37	3,466	4,053
	Oracle Corp.	6.125%	7/8/39	5,195	7,675
	Oracle Corp.	3.600%	4/1/40	7,550	8,519
	Oracle Corp.	5.375%	7/15/40	6,142	8,501
	Oracle Corp.	4.500%	7/8/44	2,550	3,185
	Oracle Corp.	4.125%	5/15/45	5,600	6,679
	Oracle Corp.	4.000%	7/15/46	7,245	8,498
	Oracle Corp.	4.000%	11/15/47	6,050	7,159
	Oracle Corp.	3.600%	4/1/50	13,000	14,518
	Oracle Corp.	4.375%	5/15/55	2,815	3,564
	Oracle Corp.	3.850%	4/1/60	8,700	10,182
	PayPal Holdings Inc.	3.250%	6/1/50	2,500	2,718
	QUALCOMM Inc.	4.650%	5/20/35	2,745	3,657
	QUALCOMM Inc.	4.800%	5/20/45	4,831	6,271
	QUALCOMM Inc.	4.300%	5/20/47	4,400	5,474
[3]	Seagate HDD Cayman	4.125%	1/15/31	500	524
	Seagate HDD Cayman	5.750%	12/1/34	1,000	1,104
	Texas Instruments Inc.	3.875%	3/15/39	2,299	2,841
	Texas Instruments Inc.	4.150%	5/15/48	3,128	4,033
	Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,286
	Verisk Analytics Inc.	5.500%	6/15/45	1,175	1,610
	Verisk Analytics Inc.	3.625%	5/15/50	1,200	1,349
	Transportation (1.9%)
[2]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	985	905
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	644	930
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,000	1,484
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,157	4,458
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,037	1,370
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,673	2,302
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,375	1,823
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,485	1,866
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,130	2,674
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,466	3,170
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,310	3,176
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,575	2,133
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,870	3,700
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,080	2,571
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,617	2,137
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,386	2,897
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,000	2,482
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,390	1,732
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,225	2,790
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,225	1,423
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,600	2,791
	Canadian National Railway Co.	6.250%	8/1/34	2,170	3,234
	Canadian National Railway Co.	6.200%	6/1/36	882	1,319
	Canadian National Railway Co.	6.375%	11/15/37	715	1,054
	Canadian National Railway Co.	3.200%	8/2/46	3,025	3,302
	Canadian National Railway Co.	3.650%	2/3/48	2,710	3,136
	Canadian National Railway Co.	4.450%	1/20/49	300	402
	Canadian National Railway Co.	2.450%	5/1/50	375	359
	Canadian Pacific Railway Co.	7.125%	10/15/31	705	1,004
	Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,378
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,410	1,844
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	364
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,470	1,943
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,165	1,777
	CSX Corp.	6.000%	10/1/36	1,370	1,876
	CSX Corp.	6.150%	5/1/37	1,830	2,562
	CSX Corp.	6.220%	4/30/40	1,805	2,624
	CSX Corp.	5.500%	4/15/41	2,720	3,771
	CSX Corp.	4.750%	5/30/42	1,867	2,398
	CSX Corp.	4.400%	3/1/43	1,275	1,571

106

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.100%	3/15/44	2,525	3,077
	CSX Corp.	3.800%	11/1/46	2,648	3,044
	CSX Corp.	4.300%	3/1/48	3,045	3,788
	CSX Corp.	4.750%	11/15/48	2,556	3,388
	CSX Corp.	4.500%	3/15/49	766	986
	CSX Corp.	3.800%	4/15/50	1,439	1,710
	CSX Corp.	3.950%	5/1/50	1,650	2,000
	CSX Corp.	4.500%	8/1/54	1,050	1,342
	CSX Corp.	4.250%	11/1/66	660	796
	CSX Corp.	4.650%	3/1/68	60	78
	FedEx Corp.	4.900%	1/15/34	1,675	2,033
	FedEx Corp.	3.900%	2/1/35	1,895	2,045
	FedEx Corp.	3.875%	8/1/42	1,000	1,010
	FedEx Corp.	4.100%	4/15/43	1,900	1,943
	FedEx Corp.	5.100%	1/15/44	1,948	2,274
	FedEx Corp.	4.100%	2/1/45	1,770	1,812
	FedEx Corp.	4.750%	11/15/45	3,408	3,828
	FedEx Corp.	4.550%	4/1/46	2,553	2,752
	FedEx Corp.	4.400%	1/15/47	2,709	2,884
	FedEx Corp.	4.050%	2/15/48	1,150	1,181
	FedEx Corp.	4.950%	10/17/48	1,400	1,623
	FedEx Corp.	5.250%	5/15/50	3,450	4,221
[2]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	1,976	1,772
	Kansas City Southern	4.300%	5/15/43	1,715	2,047
	Kansas City Southern	4.950%	8/15/45	2,160	2,774
	Kansas City Southern	4.700%	5/1/48	100	128
	Kansas City Southern	3.500%	5/1/50	1,250	1,370
	Kansas City Southern	4.200%	11/15/69	1,066	1,188
	Norfolk Southern Corp.	7.050%	5/1/37	233	345
	Norfolk Southern Corp.	4.837%	10/1/41	2,198	2,819
	Norfolk Southern Corp.	3.950%	10/1/42	1,958	2,278
	Norfolk Southern Corp.	4.450%	6/15/45	1,340	1,683
	Norfolk Southern Corp.	4.650%	1/15/46	2,053	2,654
	Norfolk Southern Corp.	3.942%	11/1/47	968	1,154
	Norfolk Southern Corp.	4.150%	2/28/48	1,770	2,188
	Norfolk Southern Corp.	4.100%	5/15/49	1,715	2,121
	Norfolk Southern Corp.	3.400%	11/1/49	1,000	1,101
	Norfolk Southern Corp.	3.050%	5/15/50	2,100	2,172
	Norfolk Southern Corp.	4.050%	8/15/52	546	654
[3]	Norfolk Southern Corp.	3.155%	5/15/55	3,093	3,161
	Union Pacific Corp.	3.375%	2/1/35	928	1,061
	Union Pacific Corp.	3.600%	9/15/37	1,803	1,994
	Union Pacific Corp.	4.375%	9/10/38	2,325	2,860
	Union Pacific Corp.	3.550%	8/15/39	150	168
	Union Pacific Corp.	4.300%	6/15/42	150	183
	Union Pacific Corp.	4.250%	4/15/43	1,100	1,339
	Union Pacific Corp.	4.150%	1/15/45	1,535	1,861
	Union Pacific Corp.	4.050%	11/15/45	300	361
	Union Pacific Corp.	4.050%	3/1/46	1,400	1,676
	Union Pacific Corp.	3.350%	8/15/46	1,995	2,143
	Union Pacific Corp.	4.000%	4/15/47	2,675	3,223
	Union Pacific Corp.	4.500%	9/10/48	1,000	1,300
	Union Pacific Corp.	4.300%	3/1/49	2,900	3,682
	Union Pacific Corp.	3.250%	2/5/50	5,975	6,511
	Union Pacific Corp.	3.799%	10/1/51	821	967
	Union Pacific Corp.	3.875%	2/1/55	1,785	2,144
	Union Pacific Corp.	4.800%	9/10/58	100	134
	Union Pacific Corp.	3.839%	3/20/60	4,957	5,802
	Union Pacific Corp.	4.375%	11/15/65	2,250	2,804
	Union Pacific Corp.	4.100%	9/15/67	1,350	1,617
	Union Pacific Corp.	3.750%	2/5/70	675	748
[2]	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	419	506
[2]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	1,955	1,866
[2]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	1,650	1,469

107

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	6.200%	1/15/38	1,112	1,648
	United Parcel Service Inc.	5.200%	4/1/40	1,385	1,896
	United Parcel Service Inc.	4.875%	11/15/40	2,245	2,969
	United Parcel Service Inc.	3.625%	10/1/42	672	765
	United Parcel Service Inc.	3.400%	11/15/46	1,820	1,969
	United Parcel Service Inc.	3.750%	11/15/47	2,994	3,475
	United Parcel Service Inc.	4.250%	3/15/49	2,770	3,441
	United Parcel Service Inc.	3.400%	9/1/49	1,800	1,983
	United Parcel Service Inc.	5.300%	4/1/50	3,750	5,385
	United Parcel Service of America Inc.	7.620%	4/1/30	550	814
					4,412,952
Utilities (6.3%)
	Electric (5.7%)
	AEP Texas Inc.	4.150%	5/1/49	590	696
	AEP Texas Inc.	3.450%	1/15/50	665	712
	AEP Transmission Co. LLC	4.000%	12/1/46	1,250	1,494
	AEP Transmission Co. LLC	3.750%	12/1/47	1,595	1,823
	AEP Transmission Co. LLC	4.250%	9/15/48	1,235	1,534
	AEP Transmission Co. LLC	3.800%	6/15/49	1,000	1,181
	AEP Transmission Co. LLC	3.150%	9/15/49	1,080	1,153
	AEP Transmission Co. LLC	3.650%	4/1/50	1,150	1,325
	Alabama Power Co.	6.125%	5/15/38	1,610	2,337
	Alabama Power Co.	6.000%	3/1/39	688	992
	Alabama Power Co.	3.850%	12/1/42	544	631
	Alabama Power Co.	4.150%	8/15/44	1,930	2,306
	Alabama Power Co.	3.750%	3/1/45	1,742	1,974
	Alabama Power Co.	4.300%	1/2/46	1,675	2,057
	Alabama Power Co.	3.700%	12/1/47	2,367	2,705
	Alabama Power Co.	4.300%	7/15/48	1,305	1,616
	Ameren Corp.	3.500%	1/15/31	1,875	2,096
	Ameren Illinois Co.	4.150%	3/15/46	577	708
	Ameren Illinois Co.	3.700%	12/1/47	2,570	2,975
	Ameren Illinois Co.	4.500%	3/15/49	1,137	1,492
	Ameren Illinois Co.	3.250%	3/15/50	1,665	1,842
	American Electric Power Co. Inc.	3.250%	3/1/50	760	793
	Appalachian Power Co.	7.000%	4/1/38	1,468	2,184
	Appalachian Power Co.	4.400%	5/15/44	1,853	2,206
	Appalachian Power Co.	4.450%	6/1/45	1,318	1,587
	Appalachian Power Co.	4.500%	3/1/49	1,075	1,310
	Appalachian Power Co.	3.700%	5/1/50	1,300	1,434
	Arizona Public Service Co.	5.050%	9/1/41	1,380	1,762
	Arizona Public Service Co.	4.500%	4/1/42	1,000	1,212
	Arizona Public Service Co.	4.350%	11/15/45	875	1,051
	Arizona Public Service Co.	3.750%	5/15/46	1,445	1,603
	Arizona Public Service Co.	4.200%	8/15/48	1,350	1,598
	Arizona Public Service Co.	4.250%	3/1/49	750	879
	Avista Corp.	4.350%	6/1/48	800	997
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,000	1,114
	Baltimore Gas & Electric Co.	3.750%	8/15/47	900	997
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,175	1,454
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,875	1,982
[3]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,000	1,164
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,000	2,871
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,850	2,583
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,943	2,621
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,856	2,323
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,870	3,332
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,745	3,509
[3]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,000	1,256
	Black Hills Corp.	4.350%	5/1/33	1,900	2,123
	Black Hills Corp.	4.200%	9/15/46	1,145	1,213
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	955	1,410
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,825	2,063

108

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	844	1,080
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,512	1,834
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,036	1,323
CenterPoint Energy Inc.	3.700%	9/1/49	200	216
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,232
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,219	1,561
CMS Energy Corp.	4.875%	3/1/44	604	772
Commonwealth Edison Co.	5.900%	3/15/36	1,220	1,734
Commonwealth Edison Co.	6.450%	1/15/38	1,039	1,557
Commonwealth Edison Co.	3.800%	10/1/42	1,675	1,965
Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,822
Commonwealth Edison Co.	4.700%	1/15/44	1,450	1,888
Commonwealth Edison Co.	3.700%	3/1/45	1,360	1,583
Commonwealth Edison Co.	4.350%	11/15/45	1,345	1,709
Commonwealth Edison Co.	3.650%	6/15/46	2,150	2,505
Commonwealth Edison Co.	3.750%	8/15/47	2,292	2,716
Commonwealth Edison Co.	4.000%	3/1/48	2,250	2,754
Commonwealth Edison Co.	4.000%	3/1/49	1,174	1,478
Commonwealth Edison Co.	3.200%	11/15/49	800	887
Commonwealth Edison Co.	3.000%	3/1/50	500	527
Connecticut Light & Power Co.	4.300%	4/15/44	1,650	2,054
Connecticut Light & Power Co.	4.000%	4/1/48	1,545	1,886
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	995	1,325
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	970	1,305
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,320	1,833
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,805	2,584
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	3,435
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,550	2,113
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,080	1,501
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,385	1,636
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,000	2,284
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,249	1,521
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	650	804
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,725	3,116
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,900	2,192
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,505	1,977
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	285	343
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,100	1,303
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,501	3,189
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,575	1,898
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,250	1,450
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,325	1,659
Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	200	229
Consumers Energy Co.	3.950%	5/15/43	1,830	2,210
Consumers Energy Co.	3.250%	8/15/46	1,722	1,908
Consumers Energy Co.	3.950%	7/15/47	1,597	1,973
Consumers Energy Co.	4.050%	5/15/48	1,959	2,471
Consumers Energy Co.	4.350%	4/15/49	1,625	2,163
Consumers Energy Co.	3.750%	2/15/50	50	62
Consumers Energy Co.	3.100%	8/15/50	800	890
Consumers Energy Co.	3.500%	8/1/51	1,100	1,285
Consumers Energy Co.	2.500%	5/1/60	1,500	1,411
Dayton Power & Light Co.	3.950%	6/15/49	600	642
Delmarva Power & Light Co.	4.150%	5/15/45	1,300	1,574
Dominion Energy Inc.	6.300%	3/15/33	1,110	1,538
Dominion Energy Inc.	5.250%	8/1/33	1,000	1,210
Dominion Energy Inc.	5.950%	6/15/35	1,240	1,625
Dominion Energy Inc.	4.900%	8/1/41	1,000	1,234
Dominion Energy Inc.	4.050%	9/15/42	820	924
Dominion Energy Inc.	4.700%	12/1/44	620	770
Dominion Energy Inc.	4.600%	3/15/49	1,605	2,019
Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,206	1,735
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,100	1,468
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,775	2,540

109

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,275	1,761
DTE Electric Co.	2.625%	3/1/31	2,100	2,272
DTE Electric Co.	4.000%	4/1/43	1,510	1,809
DTE Electric Co.	3.700%	3/15/45	1,350	1,562
DTE Electric Co.	3.700%	6/1/46	1,550	1,801
DTE Electric Co.	3.750%	8/15/47	1,940	2,289
DTE Electric Co.	4.050%	5/15/48	850	1,053
DTE Electric Co.	3.950%	3/1/49	200	246
DTE Electric Co.	2.950%	3/1/50	1,412	1,467
DTE Energy Co.	6.375%	4/15/33	1,105	1,478
Duke Energy Carolinas LLC	6.450%	10/15/32	1,078	1,511
Duke Energy Carolinas LLC	6.100%	6/1/37	2,112	3,016
Duke Energy Carolinas LLC	6.050%	4/15/38	1,205	1,735
Duke Energy Carolinas LLC	5.300%	2/15/40	1,465	2,030
Duke Energy Carolinas LLC	4.250%	12/15/41	1,020	1,252
Duke Energy Carolinas LLC	4.000%	9/30/42	1,875	2,244
Duke Energy Carolinas LLC	3.750%	6/1/45	905	1,052
Duke Energy Carolinas LLC	3.875%	3/15/46	650	773
Duke Energy Carolinas LLC	3.700%	12/1/47	2,000	2,374
Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	2,463
Duke Energy Carolinas LLC	3.200%	8/15/49	1,900	2,120
Duke Energy Corp.	4.800%	12/15/45	2,350	3,032
Duke Energy Corp.	3.750%	9/1/46	5,320	6,063
Duke Energy Corp.	3.950%	8/15/47	1,777	2,056
Duke Energy Corp.	4.200%	6/15/49	1,000	1,221
Duke Energy Florida LLC	6.350%	9/15/37	2,286	3,412
Duke Energy Florida LLC	6.400%	6/15/38	1,029	1,604
Duke Energy Florida LLC	5.650%	4/1/40	1,400	1,977
Duke Energy Florida LLC	3.850%	11/15/42	55	65
Duke Energy Florida LLC	3.400%	10/1/46	1,800	2,027
Duke Energy Florida LLC	4.200%	7/15/48	1,750	2,224
Duke Energy Indiana LLC	6.120%	10/15/35	1,206	1,614
Duke Energy Indiana LLC	6.350%	8/15/38	2,515	3,720
Duke Energy Indiana LLC	6.450%	4/1/39	675	1,005
Duke Energy Indiana LLC	4.900%	7/15/43	1,730	2,296
Duke Energy Indiana LLC	3.750%	5/15/46	400	468
Duke Energy Indiana LLC	3.250%	10/1/49	1,250	1,380
Duke Energy Ohio Inc.	3.700%	6/15/46	1,275	1,485
Duke Energy Ohio Inc.	4.300%	2/1/49	1,875	2,401
Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,556
Duke Energy Progress LLC	4.100%	5/15/42	1,625	1,949
Duke Energy Progress LLC	4.100%	3/15/43	1,345	1,613
Duke Energy Progress LLC	4.375%	3/30/44	925	1,157
Duke Energy Progress LLC	4.150%	12/1/44	1,664	2,038
Duke Energy Progress LLC	4.200%	8/15/45	2,039	2,529
Duke Energy Progress LLC	3.700%	10/15/46	1,681	1,968
Duke Energy Progress LLC	3.600%	9/15/47	1,810	2,101
El Paso Electric Co.	6.000%	5/15/35	725	945
El Paso Electric Co.	5.000%	12/1/44	1,424	1,710
Emera US Finance LP	4.750%	6/15/46	2,228	2,611
Entergy Arkansas LLC	4.200%	4/1/49	150	189
Entergy Corp.	3.750%	6/15/50	500	558
Entergy Louisiana LLC	3.050%	6/1/31	1,205	1,319
Entergy Louisiana LLC	4.000%	3/15/33	2,803	3,427
Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,625
Entergy Louisiana LLC	4.200%	9/1/48	2,200	2,788
Entergy Louisiana LLC	4.200%	4/1/50	768	970
Entergy Louisiana LLC	2.900%	3/15/51	2,000	2,064
Entergy Mississippi LLC	3.850%	6/1/49	1,400	1,664
Entergy Texas Inc.	4.500%	3/30/39	500	599
Entergy Texas Inc.	3.550%	9/30/49	1,846	2,035
Eversource Energy	3.450%	1/15/50	400	429
Exelon Corp.	4.950%	6/15/35	1,035	1,260
Exelon Corp.	5.625%	6/15/35	2,756	3,579

110

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	5.100%	6/15/45	2,849	3,668
	Exelon Corp.	4.450%	4/15/46	3,587	4,343
	Exelon Corp.	4.700%	4/15/50	1,750	2,234
	Exelon Generation Co. LLC	6.250%	10/1/39	781	947
	Exelon Generation Co. LLC	5.600%	6/15/42	3,353	3,742
	FirstEnergy Corp.	7.375%	11/15/31	1,004	1,463
	FirstEnergy Corp.	4.850%	7/15/47	4,276	5,413
	FirstEnergy Corp.	3.400%	3/1/50	2,620	2,769
	Florida Power & Light Co.	5.625%	4/1/34	1,279	1,823
	Florida Power & Light Co.	4.950%	6/1/35	1,005	1,392
	Florida Power & Light Co.	5.650%	2/1/37	1,343	1,888
	Florida Power & Light Co.	5.950%	2/1/38	1,000	1,486
	Florida Power & Light Co.	5.960%	4/1/39	1,830	2,757
	Florida Power & Light Co.	5.690%	3/1/40	1,415	2,080
	Florida Power & Light Co.	5.250%	2/1/41	1,650	2,309
	Florida Power & Light Co.	4.050%	6/1/42	2,107	2,604
	Florida Power & Light Co.	3.800%	12/15/42	1,105	1,328
	Florida Power & Light Co.	4.050%	10/1/44	1,582	1,978
	Florida Power & Light Co.	3.700%	12/1/47	1,490	1,808
	Florida Power & Light Co.	3.950%	3/1/48	2,035	2,564
	Florida Power & Light Co.	4.125%	6/1/48	2,400	3,101
	Florida Power & Light Co.	3.990%	3/1/49	1,550	1,934
	Florida Power & Light Co.	3.150%	10/1/49	2,550	2,889
	Georgia Power Co.	4.750%	9/1/40	1,320	1,595
	Georgia Power Co.	4.300%	3/15/42	1,685	1,958
	Georgia Power Co.	4.300%	3/15/43	1,210	1,416
	Georgia Power Co.	3.700%	1/30/50	1,600	1,777
	Iberdrola International BV	6.750%	7/15/36	595	821
	Indiana Michigan Power Co.	6.050%	3/15/37	755	1,048
	Indiana Michigan Power Co.	4.550%	3/15/46	1,380	1,757
	Indiana Michigan Power Co.	3.750%	7/1/47	665	752
	Indiana Michigan Power Co.	4.250%	8/15/48	825	1,003
	Interstate Power & Light Co.	6.250%	7/15/39	1,764	2,528
	Interstate Power & Light Co.	3.700%	9/15/46	650	716
	ITC Holdings Corp.	5.300%	7/1/43	1,425	1,800
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,760	2,180
	Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,717
	Kansas City Power & Light Co.	4.200%	6/15/47	810	983
	Kansas City Power & Light Co.	4.200%	3/15/48	1,725	2,164
	Kansas City Power & Light Co.	4.125%	4/1/49	650	808
	Kentucky Utilities Co.	5.125%	11/1/40	2,565	3,374
	Kentucky Utilities Co.	4.375%	10/1/45	2,140	2,578
	Kentucky Utilities Co.	3.300%	6/1/50	1,400	1,498
	Louisville Gas & Electric Co.	4.250%	4/1/49	705	855
	MidAmerican Energy Co.	6.750%	12/30/31	925	1,366
	MidAmerican Energy Co.	5.750%	11/1/35	1,055	1,525
	MidAmerican Energy Co.	5.800%	10/15/36	930	1,316
	MidAmerican Energy Co.	4.800%	9/15/43	1,308	1,721
	MidAmerican Energy Co.	4.400%	10/15/44	1,320	1,675
	MidAmerican Energy Co.	4.250%	5/1/46	1,769	2,239
	MidAmerican Energy Co.	3.950%	8/1/47	2,025	2,492
	MidAmerican Energy Co.	3.650%	8/1/48	2,624	3,087
	MidAmerican Energy Co.	4.250%	7/15/49	2,396	3,104
	Mississippi Power Co.	4.250%	3/15/42	1,325	1,563
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,125	1,738
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,125	1,300
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,700	2,195
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,075	1,375
	Nevada Power Co.	6.650%	4/1/36	775	1,103
	Nevada Power Co.	6.750%	7/1/37	1,210	1,820
	Nevada Power Co.	3.125%	8/1/50	2,250	2,468
	Northern States Power Co.	6.250%	6/1/36	1,095	1,595
	Northern States Power Co.	6.200%	7/1/37	1,250	1,859
	Northern States Power Co.	5.350%	11/1/39	1,250	1,750

111

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	4.125%	5/15/44	1,200	1,489
	Northern States Power Co.	4.000%	8/15/45	1,010	1,235
	Northern States Power Co.	2.900%	3/1/50	2,200	2,395
	NorthWestern Corp.	4.176%	11/15/44	1,000	1,217
	NSTAR Electric Co.	5.500%	3/15/40	1,090	1,484
	NSTAR Electric Co.	4.400%	3/1/44	1,010	1,259
	Oglethorpe Power Corp.	5.950%	11/1/39	1,385	1,864
	Oglethorpe Power Corp.	5.375%	11/1/40	1,830	2,126
	Oglethorpe Power Corp.	5.250%	9/1/50	440	499
	Ohio Edison Co.	6.875%	7/15/36	1,360	1,845
	Ohio Power Co.	4.150%	4/1/48	585	720
	Ohio Power Co.	4.000%	6/1/49	1,525	1,843
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,157
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	557
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,467
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,722
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,675
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,000	1,361
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,270	1,632
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,465	2,057
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	2,000	2,380
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,305
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,891
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,625	1,969
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,250	1,361
[3]	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	700	850
	Pacific Gas & Electric Co.	2.500%	2/1/31	5,000	4,884
	Pacific Gas & Electric Co.	3.300%	8/1/40	2,500	2,433
[4]	Pacific Gas & Electric Co.	3.950%	12/1/47	750	787
	Pacific Gas & Electric Co.	3.500%	8/1/50	5,000	4,822
	PacifiCorp	2.700%	9/15/30	500	543
	PacifiCorp	7.700%	11/15/31	1,100	1,700
	PacifiCorp	5.250%	6/15/35	1,540	2,136
	PacifiCorp	6.100%	8/1/36	670	943
	PacifiCorp	5.750%	4/1/37	753	1,037
	PacifiCorp	6.250%	10/15/37	2,670	3,878
	PacifiCorp	6.350%	7/15/38	1,340	1,994
	PacifiCorp	6.000%	1/15/39	2,162	3,183
	PacifiCorp	4.100%	2/1/42	960	1,146
	PacifiCorp	4.125%	1/15/49	1,815	2,242
	PacifiCorp	4.150%	2/15/50	1,000	1,249
	PacifiCorp	3.300%	3/15/51	1,500	1,659
	PECO Energy Co.	5.950%	10/1/36	1,140	1,627
	PECO Energy Co.	3.700%	9/15/47	150	178
	PECO Energy Co.	3.900%	3/1/48	1,150	1,419
	PECO Energy Co.	3.000%	9/15/49	500	529
	Potomac Electric Power Co.	6.500%	11/15/37	1,320	1,936
	Potomac Electric Power Co.	4.150%	3/15/43	2,140	2,580
	PPL Capital Funding Inc.	5.000%	3/15/44	1,239	1,468
	PPL Capital Funding Inc.	4.000%	9/15/47	2,124	2,262
	PPL Electric Utilities Corp.	6.250%	5/15/39	565	841
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,025	1,258
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,900	2,281
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,800	2,205
	PPL Electric Utilities Corp.	3.000%	10/1/49	100	108
	Progress Energy Inc.	7.750%	3/1/31	2,465	3,585
	Progress Energy Inc.	7.000%	10/30/31	125	174
	Progress Energy Inc.	6.000%	12/1/39	725	979
	PSEG Power LLC	8.625%	4/15/31	1,340	1,860
	Public Service Co. of Colorado	1.900%	1/15/31	1,000	1,013
	Public Service Co. of Colorado	6.500%	8/1/38	500	784
	Public Service Co. of Colorado	3.600%	9/15/42	1,980	2,273
	Public Service Co. of Colorado	4.300%	3/15/44	725	915
	Public Service Co. of Colorado	3.800%	6/15/47	1,500	1,796

112

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Service Co. of Colorado	4.100%	6/15/48	1,075	1,348
Public Service Co. of Colorado	4.050%	9/15/49	2,030	2,530
Public Service Co. of Colorado	2.700%	1/15/51	1,100	1,122
Public Service Co. of New Hampshire	3.600%	7/1/49	1,000	1,178
Public Service Electric & Gas Co.	5.800%	5/1/37	1,498	2,201
Public Service Electric & Gas Co.	3.950%	5/1/42	1,485	1,780
Public Service Electric & Gas Co.	3.650%	9/1/42	1,870	2,149
Public Service Electric & Gas Co.	3.800%	3/1/46	812	971
Public Service Electric & Gas Co.	3.600%	12/1/47	985	1,159
Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,259
Public Service Electric & Gas Co.	3.850%	5/1/49	2,650	3,266
Public Service Electric & Gas Co.	2.700%	5/1/50	500	510
Puget Sound Energy Inc.	6.274%	3/15/37	995	1,428
Puget Sound Energy Inc.	5.757%	10/1/39	1,111	1,555
Puget Sound Energy Inc.	5.795%	3/15/40	900	1,255
Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,399
Puget Sound Energy Inc.	4.300%	5/20/45	1,174	1,432
Puget Sound Energy Inc.	4.223%	6/15/48	931	1,172
Puget Sound Energy Inc.	3.250%	9/15/49	1,260	1,357
San Diego Gas & Electric Co.	6.000%	6/1/39	560	821
San Diego Gas & Electric Co.	4.500%	8/15/40	635	784
San Diego Gas & Electric Co.	3.750%	6/1/47	1,910	2,206
San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,654
San Diego Gas & Electric Co.	3.320%	4/15/50	1,650	1,824
Southern California Edison Co.	6.000%	1/15/34	1,185	1,588
Southern California Edison Co.	5.750%	4/1/35	1,070	1,428
Southern California Edison Co.	5.350%	7/15/35	1,095	1,410
Southern California Edison Co.	5.625%	2/1/36	2,015	2,547
Southern California Edison Co.	5.550%	1/15/37	690	874
Southern California Edison Co.	5.950%	2/1/38	2,240	2,972
Southern California Edison Co.	6.050%	3/15/39	1,715	2,324
Southern California Edison Co.	5.500%	3/15/40	730	953
Southern California Edison Co.	4.500%	9/1/40	1,605	1,904
Southern California Edison Co.	4.050%	3/15/42	1,740	1,964
Southern California Edison Co.	3.900%	3/15/43	1,825	2,013
Southern California Edison Co.	4.650%	10/1/43	2,040	2,495
Southern California Edison Co.	3.600%	2/1/45	1,815	1,959
Southern California Edison Co.	4.000%	4/1/47	1,345	1,534
Southern California Edison Co.	4.125%	3/1/48	5,340	6,228
Southern California Edison Co.	4.875%	3/1/49	2,000	2,580
Southern California Edison Co.	3.650%	2/1/50	1,325	1,452
Southern Co.	4.250%	7/1/36	1,475	1,666
Southern Co.	4.400%	7/1/46	3,901	4,619
Southern Power Co.	5.150%	9/15/41	1,345	1,520
Southern Power Co.	5.250%	7/15/43	1,055	1,191
Southern Power Co.	4.950%	12/15/46	1,400	1,519
Southwestern Electric Power Co.	6.200%	3/15/40	510	670
Southwestern Electric Power Co.	3.900%	4/1/45	1,490	1,574
Southwestern Electric Power Co.	3.850%	2/1/48	1,355	1,435
Southwestern Public Service Co.	4.500%	8/15/41	1,196	1,455
Southwestern Public Service Co.	3.400%	8/15/46	1,050	1,139
Southwestern Public Service Co.	3.700%	8/15/47	1,475	1,682
Southwestern Public Service Co.	4.400%	11/15/48	1,750	2,206
Southwestern Public Service Co.	3.750%	6/15/49	975	1,117
Southwestern Public Service Co.	3.150%	5/1/50	500	536
Tampa Electric Co.	4.100%	6/15/42	1,025	1,201
Tampa Electric Co.	4.350%	5/15/44	685	837
Tampa Electric Co.	4.300%	6/15/48	1,500	1,848
Tampa Electric Co.	4.450%	6/15/49	575	736
Tampa Electric Co.	3.625%	6/15/50	900	1,050
Toledo Edison Co.	6.150%	5/15/37	685	981
Tucson Electric Power Co.	4.850%	12/1/48	1,265	1,627
Union Electric Co.	5.300%	8/1/37	1,000	1,319
Union Electric Co.	8.450%	3/15/39	665	1,104

113

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Union Electric Co.	3.900%	9/15/42	1,000	1,165
Union Electric Co.	3.650%	4/15/45	1,135	1,288
Union Electric Co.	4.000%	4/1/48	1,100	1,326
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	2,252
Virginia Electric & Power Co.	6.000%	5/15/37	1,780	2,496
Virginia Electric & Power Co.	6.350%	11/30/37	1,656	2,523
Virginia Electric & Power Co.	8.875%	11/15/38	1,895	3,389
Virginia Electric & Power Co.	4.000%	1/15/43	1,625	1,935
Virginia Electric & Power Co.	4.650%	8/15/43	1,510	1,922
Virginia Electric & Power Co.	4.450%	2/15/44	2,151	2,679
Virginia Electric & Power Co.	4.200%	5/15/45	1,023	1,242
Virginia Electric & Power Co.	4.000%	11/15/46	1,580	1,898
Virginia Electric & Power Co.	3.800%	9/15/47	1,475	1,732
Virginia Electric & Power Co.	4.600%	12/1/48	1,650	2,152
Virginia Electric & Power Co.	3.300%	12/1/49	1,578	1,747
Westar Energy Inc.	4.125%	3/1/42	1,305	1,540
Westar Energy Inc.	4.100%	4/1/43	1,765	2,088
Westar Energy Inc.	4.250%	12/1/45	1,000	1,218
Wisconsin Electric Power Co.	5.625%	5/15/33	605	799
Wisconsin Electric Power Co.	5.700%	12/1/36	725	1,005
Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,298
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,239
Wisconsin Power & Light Co.	3.650%	4/1/50	1,000	1,179
Wisconsin Public Service Corp.	3.671%	12/1/42	415	455
Wisconsin Public Service Corp.	4.752%	11/1/44	1,619	2,040
Xcel Energy Inc.	6.500%	7/1/36	500	716
Xcel Energy Inc.	3.500%	12/1/49	1,425	1,567
Natural Gas (0.5%)
Atmos Energy Corp.	5.500%	6/15/41	1,425	2,005
Atmos Energy Corp.	4.150%	1/15/43	2,260	2,765
Atmos Energy Corp.	4.125%	10/15/44	3,755	4,648
Atmos Energy Corp.	4.125%	3/15/49	1,000	1,265
Atmos Energy Corp.	3.375%	9/15/49	500	562
CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,301
CenterPoint Energy Resources Corp.	4.100%	9/1/47	450	495
KeySpan Corp.	5.803%	4/1/35	1,000	1,316
NiSource Finance Corp.	5.950%	6/15/41	1,535	2,117
NiSource Finance Corp.	5.250%	2/15/43	1,582	2,031
NiSource Finance Corp.	4.800%	2/15/44	1,340	1,645
NiSource Finance Corp.	5.650%	2/1/45	1,100	1,486
NiSource Finance Corp.	4.375%	5/15/47	2,705	3,289
NiSource Finance Corp.	3.950%	3/30/48	1,492	1,723
ONE Gas Inc.	4.658%	2/1/44	2,000	2,505
ONE Gas Inc.	4.500%	11/1/48	900	1,143
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	1,035
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	650	721
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,000	1,082
Sempra Energy	3.800%	2/1/38	1,872	2,025
Sempra Energy	6.000%	10/15/39	2,426	3,343
Sempra Energy	4.000%	2/1/48	2,807	3,188
Southern California Gas Co.	5.125%	11/15/40	225	293
Southern California Gas Co.	3.750%	9/15/42	1,050	1,191
Southern California Gas Co.	4.125%	6/1/48	1,450	1,783
Southern California Gas Co.	4.300%	1/15/49	900	1,142
Southern California Gas Co.	3.950%	2/15/50	1,700	2,061
Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,420	1,850
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,680	1,941
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	1,074
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,450	1,734
Southwest Gas Corp.	3.800%	9/29/46	1,000	1,085
Southwest Gas Corp.	4.150%	6/1/49	875	996
Washington Gas Light Co.	3.796%	9/15/46	1,000	1,114
Washington Gas Light Co.	3.650%	9/15/49	550	614

114

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Other Utility (0.1%)
	American Water Capital Corp.	6.593%	10/15/37	1,953	2,906
	American Water Capital Corp.	4.300%	12/1/42	1,300	1,580
	American Water Capital Corp.	4.300%	9/1/45	1,150	1,431
	American Water Capital Corp.	4.000%	12/1/46	425	511
	American Water Capital Corp.	3.750%	9/1/47	1,326	1,537
	American Water Capital Corp.	4.200%	9/1/48	2,850	3,525
	American Water Capital Corp.	4.150%	6/1/49	1,780	2,204
	American Water Capital Corp.	3.450%	5/1/50	1,500	1,698
	Essential Utilities Inc.	4.276%	5/1/49	1,400	1,689
	Essential Utilities Inc.	3.351%	4/15/50	1,150	1,200
	Veolia Environnement SA	6.750%	6/1/38	522	738
					767,053
Total Corporate Bonds (Cost $5,429,404)					6,239,381
Sovereign Bonds (3.6%)
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,398	1,656
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,250	1,306
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	594
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	1,300	1,715
	Ecopetrol SA	7.375%	9/18/43	2,425	2,916
	Ecopetrol SA	5.875%	5/28/45	3,526	3,707
	Equinor ASA	3.625%	4/6/40	260	291
	Equinor ASA	5.100%	8/17/40	1,100	1,406
	Equinor ASA	4.250%	11/23/41	4,075	4,857
	Equinor ASA	3.950%	5/15/43	1,495	1,733
	Equinor ASA	4.800%	11/8/43	2,790	3,606
	Equinor ASA	3.250%	11/18/49	2,225	2,340
	Equinor ASA	3.700%	4/6/50	3,311	3,804
	European Investment Bank	4.875%	2/15/36	1,597	2,417
	Inter-American Development Bank	3.875%	10/28/41	2,130	2,958
	Inter-American Development Bank	3.200%	8/7/42	1,050	1,338
	Inter-American Development Bank	4.375%	1/24/44	758	1,149
	International Bank for Reconstruction & Development	4.750%	2/15/35	1,325	1,948
[5]	KFW	0.000%	4/18/36	5,195	4,164
[5]	KFW	0.000%	6/29/37	4,890	3,848
	Nexen Energy ULC	7.875%	3/15/32	775	1,168
	Nexen Energy ULC	5.875%	3/10/35	2,569	3,508
	Nexen Energy ULC	6.400%	5/15/37	2,155	3,051
	Nexen Energy ULC	7.500%	7/30/39	3,039	4,908
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	2,275	2,665
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	2,000	3,030
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	975	1,126
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	11,270	14,538
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	5,965	7,643
	Province of British Columbia	7.250%	9/1/36	990	1,698
	Republic of Chile	2.450%	1/31/31	1,000	1,028
[2]	Republic of Chile	2.550%	1/27/32	3,520	3,654
	Republic of Chile	3.625%	10/30/42	1,900	2,150
	Republic of Chile	3.860%	6/21/47	3,269	3,849
[2]	Republic of Chile	3.500%	1/25/50	6,115	6,846
[2]	Republic of Colombia	3.125%	4/15/31	2,500	2,457
	Republic of Colombia	10.375%	1/28/33	2,000	3,066
	Republic of Colombia	7.375%	9/18/37	4,852	6,596
	Republic of Colombia	6.125%	1/18/41	6,825	8,413
[2]	Republic of Colombia	5.625%	2/26/44	5,938	7,022
[2]	Republic of Colombia	5.000%	6/15/45	11,572	12,883
	Republic of Colombia	5.200%	5/15/49	3,300	3,811

115

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Republic of Colombia	4.125%	5/15/51	4,000	3,945
	Republic of Hungary	7.625%	3/29/41	3,244	5,439
	Republic of Indonesia	2.850%	2/14/30	400	408
	Republic of Indonesia	3.850%	10/15/30	2,900	3,223
	Republic of Indonesia	4.350%	1/11/48	3,800	4,280
	Republic of Indonesia	5.350%	2/11/49	4,575	5,930
	Republic of Indonesia	3.700%	10/30/49	1,900	1,976
	Republic of Indonesia	3.500%	2/14/50	1,600	1,644
	Republic of Indonesia	4.200%	10/15/50	4,525	5,062
	Republic of Indonesia	4.450%	4/15/70	3,225	3,705
	Republic of Italy	5.375%	6/15/33	4,729	5,911
	Republic of Italy	4.000%	10/17/49	6,250	6,374
	Republic of Korea	4.125%	6/10/44	2,338	3,233
	Republic of Korea	3.875%	9/20/48	1,124	1,543
[2]	Republic of Panama	6.700%	1/26/36	3,746	5,380
[2]	Republic of Panama	4.500%	5/15/47	2,760	3,384
[2]	Republic of Panama	4.500%	4/16/50	7,157	8,740
[2]	Republic of Panama	4.300%	4/29/53	4,100	4,894
[2]	Republic of Panama	4.500%	4/1/56	6,270	7,681
[2]	Republic of Panama	3.870%	7/23/60	1,950	2,211
[2]	Republic of Peru	2.783%	1/23/31	1,000	1,064
	Republic of Peru	8.750%	11/21/33	6,425	10,710
[2]	Republic of Peru	6.550%	3/14/37	3,642	5,531
	Republic of Peru	5.625%	11/18/50	8,266	13,033
	Republic of the Philippines	7.750%	1/14/31	1,000	1,494
	Republic of the Philippines	6.375%	1/15/32	4,075	5,629
	Republic of the Philippines	6.375%	10/23/34	5,058	7,277
	Republic of the Philippines	5.000%	1/13/37	4,375	5,627
	Republic of the Philippines	3.950%	1/20/40	8,627	10,006
	Republic of the Philippines	3.700%	3/1/41	1,272	1,445
	Republic of the Philippines	3.700%	2/2/42	6,710	7,701
	Republic of the Philippines	2.950%	5/5/45	3,445	3,590
	State of Israel	2.750%	7/3/30	1,400	1,535
	State of Israel	4.500%	1/30/43	5,820	7,478
	State of Israel	4.125%	1/17/48	2,920	3,621
	State of Israel	3.375%	1/15/50	5,850	6,365
	State of Israel	3.875%	7/3/50	5,500	6,478
	State of Israel	4.500%	4/3/20	2,000	2,543
	United Mexican States	8.300%	8/15/31	2,950	4,168
[2]	United Mexican States	4.750%	4/27/32	3,000	3,308
	United Mexican States	7.500%	4/8/33	2,407	3,266
	United Mexican States	6.750%	9/27/34	7,447	9,770
	United Mexican States	6.050%	1/11/40	10,449	12,630
	United Mexican States	4.750%	3/8/44	17,306	18,038
	United Mexican States	5.550%	1/21/45	5,445	6,344
	United Mexican States	4.600%	1/23/46	10,251	10,480
	United Mexican States	4.350%	1/15/47	3,078	3,051
	United Mexican States	4.600%	2/10/48	4,622	4,723
[2]	United Mexican States	4.500%	1/31/50	8,550	8,794
[2]	United Mexican States	5.000%	4/27/51	7,275	7,844
	United Mexican States	5.750%	10/12/10	1,420	1,558
Total Sovereign Bonds (Cost $395,842)					432,927
Taxable Municipal Bonds (3.4%)
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	1,025	1,721
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	1,101
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	645	1,050
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	550	797

116

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	1,760	2,590
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	450	630
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	1,495	2,699
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	1,025	1,103
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,729
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	3,660	6,384
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,755	3,144
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,715	3,078
Broward County FL Airport System Revenue	3.477%	10/1/43	1,120	1,118
California GO	7.700%	11/1/30	1,260	1,289
California GO	4.500%	4/1/33	2,575	3,042
California GO	7.500%	4/1/34	5,410	8,822
California GO	4.600%	4/1/38	1,925	2,249
California GO	7.550%	4/1/39	8,295	14,771
California GO	7.300%	10/1/39	5,405	9,036
California GO	7.350%	11/1/39	1,000	1,682
California GO	7.625%	3/1/40	2,665	4,704
California GO	7.600%	11/1/40	6,585	12,089
California State University Systemwide Revenue	3.899%	11/1/47	1,000	1,232
California State University Systemwide Revenue	2.975%	11/1/51	1,400	1,500
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,138
Chicago IL GO	7.045%	1/1/29	800	839
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	2,045	2,955
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	950	1,417
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	389
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	4,950	6,817
Clark County NV Airport System Revenue	6.820%	7/1/45	1,450	2,263
Commonwealth Financing Authority Pennsylvania Revenue	4.014%	6/1/33	1,300	1,556
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	1,177
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	1,146
Connecticut GO	5.632%	12/1/29	1,500	1,897
Connecticut GO	5.090%	10/1/30	750	897
Connecticut GO	5.850%	3/15/32	1,500	2,032
Cook County IL GO	6.229%	11/15/34	1,050	1,477
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,236
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,445	2,348
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,515	2,291
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	1,065	1,341
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,536
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	950	985
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,395
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,000	1,328
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	1,275	1,828
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	1,325	1,994
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,735
George Washington University	4.300%	9/15/44	865	1,002
George Washington University	4.868%	9/15/45	200	259

117

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
George Washington University	4.126%	9/15/48	2,525	3,099
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	3,816	5,550
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	3,086	4,523
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	837	1,205
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	1,250
Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	3,250	3,386
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	613
Houston TX GO	6.290%	3/1/32	2,500	3,209
Houston TX GO	3.961%	3/1/47	450	546
Illinois GO	5.100%	6/1/33	20,010	20,299
Illinois GO	6.630%	2/1/35	1,770	1,952
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,393
JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,310
JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	1,200	1,276
Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,075	1,374
Los Angeles CA Community College District GO	6.750%	8/1/49	1,765	3,118
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,025	1,550
Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	625	625
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,575	2,711
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,525	2,726
Los Angeles CA Unified School District GO	5.750%	7/1/34	3,995	5,524
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,535
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,800	2,425
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,173
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,400
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,241
Massachusetts GO	4.500%	8/1/31	1,000	1,233
Massachusetts GO	5.456%	12/1/39	2,960	4,193
Massachusetts GO	2.813%	9/1/43	1,320	1,416
Massachusetts GO	2.900%	9/1/49	580	632
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,405	1,947
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	950	969
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,240	1,770
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,519
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,330	2,187
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,715
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	1,000	1,060
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	925	997
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,485	1,638
Mississippi GO	5.245%	11/1/34	1,100	1,491
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,731

118

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	1,275	1,198
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	1,450	1,351
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	1,785	2,154
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	4,176
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	5,000	8,261
New York City NY GO	5.206%	10/1/31	1,070	1,337
New York City NY GO	6.646%	12/1/31	400	410
New York City NY GO	6.246%	6/1/35	525	527
New York City NY GO	5.517%	10/1/37	1,175	1,670
New York City NY GO	6.271%	12/1/37	750	1,157
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,496
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,590
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,227
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,480	2,289
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	860	1,295
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,000	1,570
New York City NY Transitional Finance Authority Future Tax Revenue	5.267%	5/1/27	20	25
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	1,525	2,012
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,000	1,399
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,590
New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	540	704
New York Metropolitan Transportation Authority Revenue	5.175%	11/15/49	1,225	1,429
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,140	3,461
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	826
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	1,965	2,523
New York State Dormitory Authority Revenue	3.142%	7/1/43	350	361
New York State Dormitory Authority Revenue (Personal Income Tax)	5.427%	3/15/39	500	658
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,374
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	1,320	1,881
New York State Thruway Authority	2.900%	1/1/35	900	966
New York State Thruway Authority	3.500%	1/1/42	1,100	1,122
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,458
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,126
North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,335	4,119
Ohio State University General Receipts Revenue	4.910%	6/1/40	2,175	3,099
Ohio State University General Receipts Revenue	3.798%	12/1/46	1,150	1,444
Ohio State University General Receipts Revenue	4.800%	6/1/11	1,072	1,633
Ohio Turnpike Commision Revenue	3.216%	2/15/48	975	1,010
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,331

119

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	1,180	1,717
	Pennsylvania State University	2.790%	9/1/43	1,650	1,699
	Pennsylvania State University	2.840%	9/1/50	775	808
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	910	1,401
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,665	2,376
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,475	2,105
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	1,389
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	969
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	815
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,220	1,699
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	6,095	8,091
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,575	2,160
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	672
	Princeton University	5.700%	3/1/39	1,100	1,703
[2]	Princeton University	2.516%	7/1/50	1,300	1,357
	Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	2,000	2,025
	Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	1,860	1,934
	Regents of the University of California Medical Center Pooled Revenue	3.706%	5/15/20	840	871
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,010	1,691
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,587
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	421
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	700	852
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	2,190	2,254
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,050	1,129
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	802
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,520	2,099
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,260
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,450	2,173
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,225	1,550
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,015	1,627
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,000	3,102
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,453
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,463
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,898
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	1,300	2,032
	Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	1,000	1,036
	Texas GO	5.517%	4/1/39	3,290	4,778
	Texas GO	3.211%	4/1/44	1,300	1,377
	Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	2,150	2,213
	Texas Transportation Commission GO	2.562%	4/1/42	650	660
	Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,255
	University of California Regents Medical Center Revenue	6.548%	5/15/48	1,350	2,157
	University of California Regents Medical Center Revenue	6.583%	5/15/49	900	1,415
	University of California Revenue	4.601%	5/15/31	1,000	1,214
	University of California Revenue	5.770%	5/15/43	980	1,460
	University of California Revenue	4.131%	5/15/45	1,500	1,822
	University of California Revenue	5.946%	5/15/45	1,275	1,876
	University of California Revenue	4.858%	5/15/12	1,675	2,322
	University of Michigan	2.437%	4/1/40	950	980
	University of Michigan	2.562%	4/1/50	500	518

120

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of Nebraska Student Fee Revenue	3.037%	10/1/49	600	669
University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	1,475	1,732
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	1,190	1,398
University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,075	1,452
University of Texas System Revenue Financing System Revenue	3.354%	8/15/47	1,000	1,170
University of Texas System Revenue Financing System Revenue	2.439%	8/15/49	625	615
University of Virginia Revenue	4.179%	9/1/17	975	1,328
Washington GO	5.140%	8/1/40	1,285	1,874
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,803
Total Taxable Municipal Bonds (Cost $316,524)				404,916

			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[6] Vanguard Market Liquidity Fund
(Cost $50,058)	0.227%		500,578	50,058
Total Investments (99.4%) (Cost $10,041,954)				11,988,489
Other Assets and Liabilities—Net (0.6%)				67,736
Net Assets (100%)				12,056,225

Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $182,853,000, representing 1.5% of net assets.
4	Non-income-producing security—security in default.
5	Guaranteed by the Federal Republic of Germany.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

121

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA3142 082020

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.2%)
U.S. Government Securities (40.2%)
United States Treasury Note/Bond	8.750%	8/15/20	192,190	194,022
United States Treasury Note/Bond	7.875%	2/15/21	209,734	219,566
United States Treasury Note/Bond	2.500%	2/28/21	4	4
United States Treasury Note/Bond	2.375%	3/15/21	3	3
United States Treasury Note/Bond	2.250%	3/31/21	4	4
United States Treasury Note/Bond	2.375%	4/15/21	4	4
United States Treasury Note/Bond	2.250%	4/30/21	4	4
United States Treasury Note/Bond	2.625%	5/15/21	3	3
United States Treasury Note/Bond	3.125%	5/15/21	810	831
United States Treasury Note/Bond	8.125%	5/15/21	110	118
United States Treasury Note/Bond	2.625%	6/15/21	796	815
United States Treasury Note/Bond	1.125%	6/30/21	401,739	405,507
United States Treasury Note/Bond	1.625%	6/30/21	74,508	75,579
United States Treasury Note/Bond	2.625%	7/15/21	320,981	329,105
United States Treasury Note/Bond	1.125%	7/31/21	557,810	563,561
United States Treasury Note/Bond	1.750%	7/31/21	372,818	379,167
United States Treasury Note/Bond	2.250%	7/31/21	249,925	255,508
United States Treasury Note/Bond	2.125%	8/15/21	113,948	116,423
United States Treasury Note/Bond	2.750%	8/15/21	372,674	383,388
United States Treasury Note/Bond	8.125%	8/15/21	35,690	38,846
United States Treasury Note/Bond	1.125%	8/31/21	226,781	229,261
United States Treasury Note/Bond	1.500%	8/31/21	97,350	98,856
United States Treasury Note/Bond	2.000%	8/31/21	421,975	430,942
United States Treasury Note/Bond	2.750%	9/15/21	524,387	540,612
United States Treasury Note/Bond	1.125%	9/30/21	627,836	635,194
United States Treasury Note/Bond	1.500%	9/30/21	174,676	177,543
United States Treasury Note/Bond	2.125%	9/30/21	365,066	373,908
United States Treasury Note/Bond	2.875%	10/15/21	778	805
United States Treasury Note/Bond	1.250%	10/31/21	720,394	730,753
United States Treasury Note/Bond	1.500%	10/31/21	505,672	514,602
United States Treasury Note/Bond	2.000%	10/31/21	278,940	285,741
United States Treasury Note/Bond	2.000%	11/15/21	331,482	339,716
United States Treasury Note/Bond	2.875%	11/15/21	666,868	691,462
United States Treasury Note/Bond	1.500%	11/30/21	65,686	66,918
United States Treasury Note/Bond	1.750%	11/30/21	132,807	135,774
United States Treasury Note/Bond	1.875%	11/30/21	207,760	212,759
United States Treasury Note/Bond	2.625%	12/15/21	3	3
United States Treasury Note/Bond	1.625%	12/31/21	150,595	153,890
United States Treasury Note/Bond	2.000%	12/31/21	12,380	12,718
United States Treasury Note/Bond	2.125%	12/31/21	193,135	198,778
United States Treasury Note/Bond	2.500%	1/15/22	553,972	573,793
United States Treasury Note/Bond	1.375%	1/31/22	130,580	133,069
United States Treasury Note/Bond	1.500%	1/31/22	228,760	233,550
United States Treasury Note/Bond	1.875%	1/31/22	435,482	447,188
United States Treasury Note/Bond	2.000%	2/15/22	273,916	282,005
United States Treasury Note/Bond	2.500%	2/15/22	789,238	818,961
United States Treasury Note/Bond	1.750%	2/28/22	964,382	989,543
United States Treasury Note/Bond	1.875%	2/28/22	531,386	546,414
United States Treasury Note/Bond	2.375%	3/15/22	628,400	651,965
United States Treasury Note/Bond	0.375%	3/31/22	268,365	269,328
United States Treasury Note/Bond	1.750%	3/31/22	215,000	220,913
United States Treasury Note/Bond	1.875%	3/31/22	474,650	488,742
United States Treasury Note/Bond	2.250%	4/15/22	1,083,400	1,123,692
United States Treasury Note/Bond	0.125%	4/30/22	109,363	109,295
United States Treasury Note/Bond	1.750%	4/30/22	240,880	247,844
United States Treasury Note/Bond	1.875%	4/30/22	372,882	384,475
United States Treasury Note/Bond	1.750%	5/15/22	25,000	25,738
United States Treasury Note/Bond	2.125%	5/15/22	630,008	653,041
United States Treasury Note/Bond	0.125%	5/31/22	92,385	92,328
United States Treasury Note/Bond	1.750%	5/31/22	882,325	908,936
United States Treasury Note/Bond	1.875%	5/31/22	207,115	213,879

1

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	1.750%	6/15/22	686,410	707,750
	United States Treasury Note/Bond	0.125%	6/30/22	303,624	303,436
	United States Treasury Note/Bond	1.750%	6/30/22	295,289	304,608
	United States Treasury Note/Bond	2.125%	6/30/22	227,735	236,667
	United States Treasury Note/Bond	1.750%	7/15/22	264,747	273,269
	United States Treasury Note/Bond	1.875%	7/31/22	507,257	525,326
	United States Treasury Note/Bond	2.000%	7/31/22	227,600	236,276
	United States Treasury Note/Bond	1.500%	8/15/22	755,098	776,573
	United States Treasury Note/Bond	1.625%	8/15/22	261,980	270,086
	United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,464
	United States Treasury Note/Bond	1.625%	8/31/22	416,750	429,840
	United States Treasury Note/Bond	1.875%	8/31/22	293,813	304,649
	United States Treasury Note/Bond	1.500%	9/15/22	206,742	212,847
[1]	United States Treasury Note/Bond	1.750%	9/30/22	363,140	376,021
	United States Treasury Note/Bond	1.875%	9/30/22	459,345	477,002
	United States Treasury Note/Bond	1.375%	10/15/22	862,560	886,280
	United States Treasury Note/Bond	1.875%	10/31/22	354,240	368,300
	United States Treasury Note/Bond	2.000%	10/31/22	486,670	507,431
	United States Treasury Note/Bond	1.625%	11/15/22	908,480	939,850
	United States Treasury Note/Bond	2.000%	11/30/22	665,725	695,057
	United States Treasury Note/Bond	1.625%	12/15/22	785,890	814,009
	United States Treasury Note/Bond	2.125%	12/31/22	863,325	905,412
	United States Treasury Note/Bond	1.500%	1/15/23	450,485	465,689
	United States Treasury Note/Bond	1.750%	1/31/23	302,602	314,848
	United States Treasury Note/Bond	2.375%	1/31/23	472,400	499,119
	United States Treasury Note/Bond	1.375%	2/15/23	661,000	681,861
	United States Treasury Note/Bond	2.000%	2/15/23	70,831	74,217
	United States Treasury Note/Bond	7.125%	2/15/23	163,535	193,253
	United States Treasury Note/Bond	1.500%	2/28/23	322,416	333,801
	United States Treasury Note/Bond	2.625%	2/28/23	291,812	310,826
	United States Treasury Note/Bond	0.500%	3/15/23	972	980
	United States Treasury Note/Bond	1.500%	3/31/23	385,850	399,899
	United States Treasury Note/Bond	2.500%	3/31/23	435,701	463,477
	United States Treasury Note/Bond	0.250%	4/15/23	97,915	98,129
	United States Treasury Note/Bond	1.625%	4/30/23	108,332	112,750
	United States Treasury Note/Bond	2.750%	4/30/23	234,973	252,046
	United States Treasury Note/Bond	0.125%	5/15/23	142,170	141,948
	United States Treasury Note/Bond	1.750%	5/15/23	781,088	816,362
	United States Treasury Note/Bond	1.625%	5/31/23	367,450	382,953
	United States Treasury Note/Bond	2.750%	5/31/23	186,365	200,285
	United States Treasury Note/Bond	0.250%	6/15/23	1,102,695	1,105,110
	United States Treasury Note/Bond	1.375%	6/30/23	275,345	285,197
	United States Treasury Note/Bond	2.625%	6/30/23	254,388	272,989
	United States Treasury Note/Bond	1.250%	7/31/23	165,261	170,683
	United States Treasury Note/Bond	2.750%	7/31/23	355,760	383,833
	United States Treasury Note/Bond	2.500%	8/15/23	511,760	548,704
	United States Treasury Note/Bond	6.250%	8/15/23	208,228	247,466
	United States Treasury Note/Bond	1.375%	8/31/23	278,085	288,599
	United States Treasury Note/Bond	2.750%	8/31/23	625,966	676,632
	United States Treasury Note/Bond	1.375%	9/30/23	327,230	339,858
	United States Treasury Note/Bond	2.875%	9/30/23	390,104	423,996
	United States Treasury Note/Bond	1.625%	10/31/23	202,790	212,423
	United States Treasury Note/Bond	2.875%	10/31/23	390,246	425,001
	United States Treasury Note/Bond	2.750%	11/15/23	275,962	299,678
	United States Treasury Note/Bond	2.125%	11/30/23	393,035	418,826
	United States Treasury Note/Bond	2.875%	11/30/23	261,591	285,461
	United States Treasury Note/Bond	2.250%	12/31/23	110,858	118,774
	United States Treasury Note/Bond	2.625%	12/31/23	132,471	143,669
	United States Treasury Note/Bond	2.250%	1/31/24	194,225	208,398
	United States Treasury Note/Bond	2.500%	1/31/24	778,645	842,400
	United States Treasury Note/Bond	2.750%	2/15/24	589,749	643,841
	United States Treasury Note/Bond	2.125%	2/29/24	583,624	624,384
	United States Treasury Note/Bond	2.375%	2/29/24	510,641	551,012
	United States Treasury Note/Bond	2.125%	3/31/24	962,029	1,030,574

2

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.000%	4/30/24	300,822	321,221
	United States Treasury Note/Bond	2.250%	4/30/24	666,576	718,129
	United States Treasury Note/Bond	2.500%	5/15/24	672,918	732,007
[1]	United States Treasury Note/Bond	2.000%	5/31/24	1,092,454	1,168,074
	United States Treasury Note/Bond	1.750%	6/30/24	391,554	415,290
	United States Treasury Note/Bond	2.000%	6/30/24	419,533	449,030
	United States Treasury Note/Bond	1.750%	7/31/24	345,514	366,784
	United States Treasury Note/Bond	2.125%	7/31/24	254,475	273,998
	United States Treasury Note/Bond	2.375%	8/15/24	491,390	534,465
	United States Treasury Note/Bond	1.250%	8/31/24	478,544	498,508
	United States Treasury Note/Bond	1.875%	8/31/24	306,793	327,596
	United States Treasury Note/Bond	1.500%	9/30/24	283,503	298,563
	United States Treasury Note/Bond	2.125%	9/30/24	482,058	520,324
	United States Treasury Note/Bond	1.500%	10/31/24	864,346	910,805
	United States Treasury Note/Bond	2.250%	10/31/24	282,595	306,924
	United States Treasury Note/Bond	2.250%	11/15/24	606,889	659,518
	United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,741
	United States Treasury Note/Bond	1.500%	11/30/24	1,100,256	1,160,429
	United States Treasury Note/Bond	2.125%	11/30/24	1,110,580	1,201,681
	United States Treasury Note/Bond	1.750%	12/31/24	454,053	484,275
	United States Treasury Note/Bond	2.250%	12/31/24	361,825	393,995
	United States Treasury Note/Bond	1.375%	1/31/25	261,760	274,929
	United States Treasury Note/Bond	2.500%	1/31/25	212,880	234,500
	United States Treasury Note/Bond	2.000%	2/15/25	289,129	312,080
	United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,824
	United States Treasury Note/Bond	1.125%	2/28/25	34,711	36,093
	United States Treasury Note/Bond	2.750%	2/28/25	78,661	87,683
	United States Treasury Note/Bond	0.500%	3/31/25	9,630	9,729
	United States Treasury Note/Bond	2.625%	3/31/25	300,621	333,876
	United States Treasury Note/Bond	0.375%	4/30/25	320,390	321,793
	United States Treasury Note/Bond	2.875%	4/30/25	208,494	234,359
	United States Treasury Note/Bond	2.125%	5/15/25	953,472	1,037,940
	United States Treasury Note/Bond	0.250%	5/31/25	614,131	613,363
	United States Treasury Note/Bond	2.875%	5/31/25	255,590	287,779
	United States Treasury Note/Bond	0.250%	6/30/25	772,845	771,392
	United States Treasury Note/Bond	2.750%	6/30/25	251,462	281,992
	United States Treasury Note/Bond	2.875%	7/31/25	293,610	331,598
	United States Treasury Note/Bond	2.000%	8/15/25	755,570	820,261
	United States Treasury Note/Bond	6.875%	8/15/25	48,414	64,542
	United States Treasury Note/Bond	2.750%	8/31/25	350,365	394,052
	United States Treasury Note/Bond	3.000%	9/30/25	259,032	295,094
	United States Treasury Note/Bond	3.000%	10/31/25	204,006	232,759
	United States Treasury Note/Bond	2.250%	11/15/25	742,427	817,947
	United States Treasury Note/Bond	2.875%	11/30/25	275,005	312,345
	United States Treasury Note/Bond	2.625%	12/31/25	360,095	404,599
	United States Treasury Note/Bond	2.625%	1/31/26	539,960	607,455
	United States Treasury Note/Bond	1.625%	2/15/26	776,005	829,961
	United States Treasury Note/Bond	2.500%	2/28/26	351,250	393,182
	United States Treasury Note/Bond	2.250%	3/31/26	463,185	512,473
	United States Treasury Note/Bond	2.375%	4/30/26	354,170	394,790
	United States Treasury Note/Bond	1.625%	5/15/26	984,825	1,054,993
	United States Treasury Note/Bond	2.125%	5/31/26	322,175	354,695
	United States Treasury Note/Bond	1.875%	6/30/26	323,405	351,502
	United States Treasury Note/Bond	1.875%	7/31/26	302,795	329,338
	United States Treasury Note/Bond	1.500%	8/15/26	637,414	679,044
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	44,778
	United States Treasury Note/Bond	1.375%	8/31/26	585,567	619,419
	United States Treasury Note/Bond	1.625%	9/30/26	576,425	618,844
	United States Treasury Note/Bond	1.625%	10/31/26	481,179	516,815
	United States Treasury Note/Bond	2.000%	11/15/26	522,821	573,958
	United States Treasury Note/Bond	6.500%	11/15/26	50,779	70,178
	United States Treasury Note/Bond	1.625%	11/30/26	807,440	867,619
	United States Treasury Note/Bond	1.750%	12/31/26	485,524	525,808
	United States Treasury Note/Bond	1.500%	1/31/27	288,845	308,296

3

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.250%	2/15/27	413,015	461,156
	United States Treasury Note/Bond	1.125%	2/28/27	1,892	1,973
	United States Treasury Note/Bond	0.625%	3/31/27	3,245	3,276
	United States Treasury Note/Bond	0.500%	4/30/27	126,813	126,972
	United States Treasury Note/Bond	2.375%	5/15/27	424,774	479,264
	United States Treasury Note/Bond	0.500%	5/31/27	655,515	655,921
	United States Treasury Note/Bond	0.500%	6/30/27	445,850	446,060
	United States Treasury Note/Bond	2.250%	8/15/27	508,974	571,481
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	47,444
	United States Treasury Note/Bond	2.250%	11/15/27	813,084	915,483
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	778,590
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	890,821
	United States Treasury Note/Bond	2.875%	8/15/28	1,040,238	1,231,382
	United States Treasury Note/Bond	5.500%	8/15/28	39,225	54,658
	United States Treasury Note/Bond	3.125%	11/15/28	866,900	1,047,597
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	62,911
	United States Treasury Note/Bond	2.625%	2/15/29	697,211	816,608
	United States Treasury Note/Bond	5.250%	2/15/29	45,278	63,092
	United States Treasury Note/Bond	2.375%	5/15/29	903,778	1,042,734
	United States Treasury Note/Bond	1.625%	8/15/29	679,659	741,249
	United States Treasury Note/Bond	6.125%	8/15/29	50,571	75,462
	United States Treasury Note/Bond	1.750%	11/15/29	508,572	561,336
	United States Treasury Note/Bond	1.500%	2/15/30	92,629	100,097
	United States Treasury Note/Bond	0.625%	5/15/30	1,378,138	1,373,838
	United States Treasury Note/Bond	6.250%	5/15/30	131,653	202,643
	United States Treasury Note/Bond	5.375%	2/15/31	350,937	521,141
	United States Treasury Note/Bond	4.500%	2/15/36	335,026	512,798
	United States Treasury Note/Bond	4.750%	2/15/37	35,000	55,798
	United States Treasury Note/Bond	5.000%	5/15/37	59,400	97,379
	United States Treasury Note/Bond	4.375%	2/15/38	55,118	85,640
	United States Treasury Note/Bond	4.500%	5/15/38	5,613	8,851
	United States Treasury Note/Bond	3.500%	2/15/39	132,956	188,028
	United States Treasury Note/Bond	4.250%	5/15/39	109,385	168,931
	United States Treasury Note/Bond	4.500%	8/15/39	120,862	192,359
	United States Treasury Note/Bond	4.375%	11/15/39	233,466	366,906
	United States Treasury Note/Bond	4.625%	2/15/40	260,527	422,421
	United States Treasury Note/Bond	1.125%	5/15/40	3,820	3,784
	United States Treasury Note/Bond	4.375%	5/15/40	184,735	291,737
	United States Treasury Note/Bond	3.875%	8/15/40	178,452	265,783
	United States Treasury Note/Bond	4.250%	11/15/40	233,132	364,015
	United States Treasury Note/Bond	4.750%	2/15/41	208,930	346,400
	United States Treasury Note/Bond	4.375%	5/15/41	163,418	259,758
	United States Treasury Note/Bond	3.750%	8/15/41	64,325	94,749
	United States Treasury Note/Bond	3.125%	11/15/41	78,330	106,015
	United States Treasury Note/Bond	3.125%	2/15/42	190,872	258,901
	United States Treasury Note/Bond	3.000%	5/15/42	183,799	244,653
	United States Treasury Note/Bond	2.750%	8/15/42	439,324	563,020
	United States Treasury Note/Bond	2.750%	11/15/42	473,325	606,002
	United States Treasury Note/Bond	3.125%	2/15/43	324,938	440,291
	United States Treasury Note/Bond	2.875%	5/15/43	512,230	668,942
	United States Treasury Note/Bond	3.625%	8/15/43	394,910	576,568
	United States Treasury Note/Bond	3.750%	11/15/43	388,181	577,540
	United States Treasury Note/Bond	3.625%	2/15/44	356,732	522,166
	United States Treasury Note/Bond	3.375%	5/15/44	432,981	612,127
	United States Treasury Note/Bond	3.125%	8/15/44	590,185	804,492
	United States Treasury Note/Bond	3.000%	11/15/44	365,342	488,930
	United States Treasury Note/Bond	2.500%	2/15/45	444,671	548,128
	United States Treasury Note/Bond	3.000%	5/15/45	485,417	651,371
[1]	United States Treasury Note/Bond	2.875%	8/15/45	381,043	501,845
	United States Treasury Note/Bond	3.000%	11/15/45	207,935	280,159
	United States Treasury Note/Bond	2.500%	2/15/46	536,975	664,673
	United States Treasury Note/Bond	2.500%	5/15/46	626,992	777,370
	United States Treasury Note/Bond	2.250%	8/15/46	445,311	527,764
	United States Treasury Note/Bond	2.875%	11/15/46	631,620	839,461

4

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	3.000%	2/15/47	117,835	160,403
	United States Treasury Note/Bond	3.000%	5/15/47	192,429	262,124
	United States Treasury Note/Bond	2.750%	8/15/47	381,063	497,524
	United States Treasury Note/Bond	2.750%	11/15/47	704,604	921,157
	United States Treasury Note/Bond	3.000%	2/15/48	617,611	844,873
	United States Treasury Note/Bond	3.125%	5/15/48	558,044	781,261
	United States Treasury Note/Bond	3.000%	8/15/48	561,717	771,833
	United States Treasury Note/Bond	3.375%	11/15/48	368,844	541,566
	United States Treasury Note/Bond	3.000%	2/15/49	577,056	795,979
	United States Treasury Note/Bond	2.875%	5/15/49	749,463	1,012,944
	United States Treasury Note/Bond	2.250%	8/15/49	210,905	253,448
	United States Treasury Note/Bond	2.375%	11/15/49	2,256	2,784
	United States Treasury Note/Bond	2.000%	2/15/50	19,192	21,960
	United States Treasury Note/Bond	1.250%	5/15/50	1,444,440	1,386,431
					111,474,761
Agency Bonds and Notes (1.2%)
[2]	AID-Iraq	2.149%	1/18/22	10,900	11,211
[2]	AID-Israel	5.500%	9/18/23	542	630
[2]	AID-Israel	5.500%	12/4/23	4,768	5,589
[2]	AID-Israel	5.500%	4/26/24	20,405	24,259
[2]	AID-Jordan	2.578%	6/30/22	3,400	3,552
[2]	AID-Jordan	3.000%	6/30/25	5,200	5,664
[2]	AID-Tunisia	2.452%	7/24/21	3,275	3,324
[2]	AID-Tunisia	1.416%	8/5/21	3,860	3,830
[2]	AID-Ukraine	1.471%	9/29/21	10,100	10,239
	Federal Farm Credit Banks	3.050%	11/15/21	7,650	7,947
	Federal Farm Credit Banks	1.600%	12/28/21	13,500	13,778
	Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,221
	Federal Farm Credit Banks	1.770%	6/26/23	8,000	8,353
	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,545
	Federal Farm Credit Banks Funding Corp.	0.375%	4/8/22	62,300	62,453
	Federal Home Loan Banks	5.625%	6/11/21	19,450	20,448
	Federal Home Loan Banks	1.875%	7/7/21	45,140	45,914
	Federal Home Loan Banks	1.125%	7/14/21	61,790	62,390
	Federal Home Loan Banks	3.000%	10/12/21	77,000	79,750
	Federal Home Loan Banks	1.625%	11/19/21	38,030	38,770
	Federal Home Loan Banks	1.875%	11/29/21	73,000	74,705
	Federal Home Loan Banks	1.625%	12/20/21	50,200	51,237
	Federal Home Loan Banks	0.250%	6/3/22	70,000	70,018
	Federal Home Loan Banks	2.125%	6/10/22	9,900	10,262
	Federal Home Loan Banks	2.000%	9/9/22	12,975	13,474
	Federal Home Loan Banks	1.375%	2/17/23	20,970	21,579
	Federal Home Loan Banks	2.125%	3/10/23	27,720	29,094
	Federal Home Loan Banks	2.500%	2/13/24	57,095	61,512
	Federal Home Loan Banks	2.875%	6/14/24	40,400	44,338
	Federal Home Loan Banks	1.500%	8/15/24	19,950	20,865
	Federal Home Loan Banks	5.375%	8/15/24	24,750	29,781
	Federal Home Loan Banks	2.875%	9/13/24	14,985	16,529
	Federal Home Loan Banks	0.500%	4/14/25	29,000	29,072
	Federal Home Loan Banks	3.250%	11/16/28	114,785	136,725
	Federal Home Loan Banks	5.500%	7/15/36	19,780	30,928
[3]	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	25,000	25,261
[3]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	200,749	207,380
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/8/22	30,000	30,008
[3]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	12,100	12,134
[3]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	49,050	49,174
[3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	53,637
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	54,475	54,417
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	41,781
[3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	64,786	97,775
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	142,393
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	9,129	14,379
[3]	Federal National Mortgage Assn.	1.250%	8/17/21	159,820	161,735
[3]	Federal National Mortgage Assn.	1.375%	10/7/21	60,000	60,887

5

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3]	Federal National Mortgage Assn.	2.000%	1/5/22	133,000	136,576
[3]	Federal National Mortgage Assn.	2.625%	1/11/22	35,992	37,314
[3]	Federal National Mortgage Assn.	1.875%	4/5/22	22,275	22,920
[3]	Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,666
[3]	Federal National Mortgage Assn.	1.375%	9/6/22	20,300	20,802
[3]	Federal National Mortgage Assn.	2.000%	10/5/22	18,525	19,257
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	33,510	35,314
[3]	Federal National Mortgage Assn.	0.250%	5/22/23	71,700	71,626
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	23,000	24,886
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	90,320	97,265
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	28,150
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	149,285	163,057
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	30,678
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	36,330	38,257
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	27,300	27,530
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	41,000	41,065
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	37,132
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	51,993
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	4,745	6,886
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	41,098
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	75,517
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	24,700	38,269
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	7,765	12,510
	Private Export Funding Corp.	4.300%	12/15/21	10,975	11,583
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,739
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,628
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,635
	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,874
	Private Export Funding Corp.	1.750%	11/15/24	4,050	4,239
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,777
	Resolution Funding Corp.	8.625%	1/15/30	110	182
	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,534
	Tennessee Valley Authority	2.875%	9/15/24	9,637	10,584
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,911
	Tennessee Valley Authority	6.750%	11/1/25	17,306	22,865
	Tennessee Valley Authority	2.875%	2/1/27	30,250	33,929
	Tennessee Valley Authority	7.125%	5/1/30	27,165	42,091
	Tennessee Valley Authority	4.700%	7/15/33	7,950	11,069
	Tennessee Valley Authority	4.650%	6/15/35	15,169	20,995
	Tennessee Valley Authority	5.880%	4/1/36	10,200	15,875
	Tennessee Valley Authority	6.150%	1/15/38	920	1,485
	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,903
	Tennessee Valley Authority	5.250%	9/15/39	21,590	32,577
	Tennessee Valley Authority	4.875%	1/15/48	6,951	10,690
	Tennessee Valley Authority	5.375%	4/1/56	6,250	10,860
	Tennessee Valley Authority	4.625%	9/15/60	7,468	11,857
	Tennessee Valley Authority	4.250%	9/15/65	14,725	22,350
					3,402,947
Conventional Mortgage-Backed Securities (21.8%)
[3,4]	Fannie Mae Pool	2.000%	7/1/23–4/1/35	132,102	136,472
[3,4]	Fannie Mae Pool	2.500%	10/1/22–7/1/50	2,739,619	2,865,042
[3,4]	Fannie Mae Pool	3.000%	9/1/20–7/1/50	6,154,511	6,512,893
¤,3,4	Fannie Mae Pool	3.500%	9/1/20–3/1/50	5,427,058	5,778,770
¤,3,4	Fannie Mae Pool	4.000%	4/1/21–5/1/50	4,210,350	4,532,871
[3,4]	Fannie Mae Pool	4.500%	7/1/20–8/1/49	1,674,784	1,830,072
[3,4]	Fannie Mae Pool	5.000%	7/1/20–12/1/49	518,071	582,453
[3,4]	Fannie Mae Pool	5.500%	8/1/20–2/1/42	282,134	323,339
[3,4]	Fannie Mae Pool	6.000%	12/1/20–5/1/41	183,677	216,383
[3,4]	Fannie Mae Pool	6.500%	10/1/21–10/1/39	49,036	57,462
[3,4]	Fannie Mae Pool	7.000%	10/1/22–11/1/38	14,138	16,560
[3,4]	Fannie Mae Pool	7.500%	11/1/22–12/1/32	1,247	1,440
[3,4]	Fannie Mae Pool	8.000%	3/1/22–9/1/31	415	488
[3,4]	Fannie Mae Pool	8.500%	1/1/22–5/1/32	180	213
[3,4]	Fannie Mae Pool	9.000%	12/1/20–8/1/30	36	43

6

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	Fannie Mae Pool	9.500%	2/1/21–11/1/25	47	55
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	46,712	48,478
[3,4]	Freddie Mac Gold Pool	2.500%	6/1/22–3/1/43	711,828	748,416
[3,4]	Freddie Mac Gold Pool	3.000%	3/1/21–12/1/47	2,545,295	2,696,212
[3,4]	Freddie Mac Gold Pool	3.500%	9/1/20–7/1/48	2,961,258	3,156,624
[3,4]	Freddie Mac Gold Pool	4.000%	8/1/20–2/1/49	2,096,472	2,260,381
[3,4]	Freddie Mac Gold Pool	4.500%	7/1/20–1/1/49	926,345	1,015,950
[3,4]	Freddie Mac Gold Pool	5.000%	7/1/20–11/1/48	259,689	290,189
[3,4]	Freddie Mac Gold Pool	5.500%	8/1/20–6/1/41	142,926	162,197
[3,4]	Freddie Mac Gold Pool	6.000%	8/1/20–5/1/40	72,568	85,231
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	24,309	28,205
[3,4]	Freddie Mac Gold Pool	7.000%	10/1/20–12/1/38	8,772	10,082
[3,4]	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	621	708
[3,4]	Freddie Mac Gold Pool	8.000%	7/1/20–12/1/31	759	887
[3,4]	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	128	148
[3,4]	Freddie Mac Gold Pool	9.000%	11/1/20–3/1/31	112	135
[3,4]	Freddie Mac Gold Pool	9.500%	8/1/20–6/1/25	1	1
[3,4]	Freddie Mac Gold Pool	10.000%	3/1/21–4/1/25	1	1
[4]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	137,030	144,624
[4]	Ginnie Mae I Pool	3.500%	11/15/25–7/15/45	166,330	177,759
[4]	Ginnie Mae I Pool	4.000%	6/15/24–6/15/46	212,123	228,016
[4]	Ginnie Mae I Pool	4.500%	9/15/20–2/15/49	205,606	228,445
[4]	Ginnie Mae I Pool	4.750%	8/15/33	11	13
[4]	Ginnie Mae I Pool	5.000%	9/15/20–4/15/41	105,249	118,560
[4]	Ginnie Mae I Pool	5.500%	10/15/20–2/15/41	60,332	68,660
[4]	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	48,049	54,962
[4]	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	10,956	12,305
[4]	Ginnie Mae I Pool	7.000%	9/15/22–9/15/36	2,861	3,308
[4]	Ginnie Mae I Pool	7.500%	9/15/22–6/15/32	1,270	1,429
[4]	Ginnie Mae I Pool	7.750%	2/15/30	1	1
[4]	Ginnie Mae I Pool	8.000%	1/15/22–12/15/30	793	928
[4]	Ginnie Mae I Pool	8.250%	6/15/27	1	1
[4]	Ginnie Mae I Pool	8.500%	7/15/21–3/15/31	160	193
[4]	Ginnie Mae I Pool	9.000%	2/15/21–1/15/31	161	196
[4]	Ginnie Mae I Pool	9.500%	9/15/20–9/15/25	7	7
¤,4	Ginnie Mae II Pool	2.500%	6/20/27–7/1/50	1,125,814	1,185,611
¤,4	Ginnie Mae II Pool	3.000%	10/20/26–7/1/50	4,694,699	4,990,971
¤,4	Ginnie Mae II Pool	3.500%	9/20/25–7/1/50	4,643,823	4,956,144
¤,4	Ginnie Mae II Pool	4.000%	9/20/25–7/1/50	2,383,403	2,562,633
[4]	Ginnie Mae II Pool	4.500%	12/20/20–7/20/49	1,058,717	1,154,356
[4]	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	372,484	414,720
[4]	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	89,971	103,377
[4]	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	27,105	32,011
[4]	Ginnie Mae II Pool	6.500%	3/20/31–9/20/40	12,344	14,703
[4]	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	1,695	2,090
[4]	Ginnie Mae II Pool	7.500%	8/20/30	2	3
[4]	Ginnie Mae II Pool	8.500%	10/20/30	6	8
¤,3,4	UMBS Pool	2.000%	1/1/32–7/1/50	504,725	520,368
¤,3,4	UMBS Pool	2.500%	7/1/34–7/1/50	2,552,716	2,664,240
¤,3,4	UMBS Pool	3.000%	4/1/29–7/1/50	3,479,417	3,671,022
¤,3,4	UMBS Pool	3.500%	7/1/26–7/1/50	1,657,605	1,757,978
¤,3,4	UMBS Pool	4.000%	11/1/33–7/1/50	804,261	863,121
¤,3,4	UMBS Pool	4.500%	8/1/48–7/1/50	728,410	788,467
[3,4]	UMBS Pool	5.000%	2/1/49–3/1/50	179,774	198,548
					60,278,179
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4]	Fannie Mae Pool	2.275%	7/1/43	5,289	5,506
[3,4]	Fannie Mae Pool	2.495%	9/1/43	370	373
[3,4]	Fannie Mae Pool	3.451%	4/1/41	1,011	1,032
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	3.366%	12/1/41	946	988
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	1,307	1,351
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.353%	3.353%	1/1/35	69	73
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	3.792%	10/1/37	564	585
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	3.460%	2/1/37	2	2

7

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.476%	3.491%	3/1/43	2,474	2,521
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.017%	7/1/36	281	296
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.530%	3.580%	12/1/43	882	952
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	3.563%	10/1/34	5	5
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.597%	3.370%	6/1/43	1,632	1,657
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.607%	3.607%	11/1/33	121	130
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.610%	4.167%	10/1/37	521	542
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.623%	2/1/36	321	333
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	3.746%	8/1/39	1,062	1,101
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	634	677
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	3.627%	3/1/38	107	111
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.632%	3.633%	4/1/37	36	37
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	3.633%	1/1/35	1	1
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	66	71
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	3.664%	1/1/37	213	223
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.171%	10/1/42	766	773
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.283%	7/1/35	382	403
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	170	181
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	37	39
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	3.682%	4/1/36	210	223
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.683%	3.727%	12/1/33	172	185
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	3.902%	6/1/42	1,313	1,377
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.191%	5/1/40	449	474
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.709%	10/1/39	503	526
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.975%	9/1/42	1,456	1,531
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	147	154
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.162%	8/1/40	411	436
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.747%	12/1/40	398	427
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.763%	1/1/42	892	932
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	3.966%	10/1/42	949	1,013
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.531%	7/1/37	287	308
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	269	283
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.711%	3.805%	4/1/36	59	62
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.723%	3.932%	11/1/39	499	527
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.724%	3.554%	5/1/42	1,428	1,509
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	3.953%	9/1/34	201	208
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.730%	3.459%	9/1/43	2,135	2,214
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	2.615%	6/1/41	145	154
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	3.738%	7/1/41	1,410	1,501
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	3.748%	5/1/35	219	230
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	3.750%	2/1/36	202	212
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.227%	10/1/40	289	307
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	3.715%	5/1/42	127	134
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.774%	3.575%	4/1/37	58	64
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.778%	4.045%	7/1/42	586	639
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	3.780%	2/1/41	271	290
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.400%	8/1/42	2,053	2,093
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	3.795%	3/1/42	945	1,011
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.023%	3/1/42	338	366
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.747%	11/1/41	906	979
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	812	864
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.810%	12/1/40	404	430
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.935%	11/1/33–11/1/39	779	837
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	9/1/33	6	6
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.862%	1/1/42	766	819
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.963%	11/1/41	613	656
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.160%	9/1/40	1,066	1,135
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.189%	5/1/41	690	740
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	229	244
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.741%	12/1/40	298	314
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.815%	2/1/41	567	609
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.924%	12/1/41	650	699
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	3.838%	3/1/41	897	959

8

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	3.913%	12/1/40	309	329
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	3.918%	12/1/39	447	470
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	3.823%	2/1/41	471	480
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	3.825%	3/1/41	700	763
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.576%	7/1/38	284	292
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	776	827
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	3.859%	1/1/40	566	597
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.838%	3.575%	2/1/42	971	1,048
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.391%	8/1/39	401	426
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	3.629%	5/1/40	158	168
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	3.969%	11/1/34	337	363
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	3.659%	4/1/37	319	342
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.787%	5/1/36	78	79
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.925%	3.893%	10/1/37	18	20
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	3.965%	4/1/37	21	23
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.989%	4.109%	1/1/37	32	34
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.148%	10/1/36	215	234
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.155%	3.780%	12/1/37	626	653
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.185%	3.267%	5/1/36	42	46
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.190%	3.865%	12/1/36	9	9
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.235%	3.985%	12/1/35	3	3
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.238%	4.613%	7/1/38	220	232
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.268%	3.768%	5/1/33	3	3
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.268%	4.018%	12/1/35	204	217
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.268%	4.268%	9/1/33	3	3
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.275%	4.025%	11/1/32	6	6
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.313%	3.964%	1/1/35	222	240
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.028%	2.674%	4/1/37	790	825
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.413%	2.980%	7/1/34	122	129
[3,4,5]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.715%	8/1/37	551	584
[3,4]	Fannie Mae REMICS	2.151%	10/25/29	9,383	9,908
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.244%	2.445%	8/1/37	50	50
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.536%	3.466%	3/1/37	68	70
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	3.550%	4/1/37	1	1
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	3.570%	3/1/37	28	30
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.780%	9/1/37	284	293
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	3.625%	1/1/38	79	85
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.662%	5/1/42	173	174
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.755%	12/1/36	287	310
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.799%	11/1/43	487	510
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	524	548
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	3.695%	2/1/37	186	201
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	3.727%	1/1/35	58	61
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.866%	12/1/36	416	436
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	3.750%	12/1/40	824	871
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.500%	5/1/38	48	49
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	3.750%	4/1/33–3/1/36	13	13

9

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.730%	12/1/36	148	161
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.765%	4/1/35	1	1
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.770%	3.728%	5/1/33	13	13
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.770%	3.869%	12/1/34	7	7
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	3.767%	3/1/36	4	4
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.797%	3.872%	12/1/34	297	307
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.802%	3.408%	6/1/37	558	603
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	3.955%	12/1/35	289	310
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.829%	4.105%	3/1/42	731	781
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.010%	6/1/41	35	37
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	4.590%	6/1/37	70	74
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.851%	4.253%	1/1/37	253	271
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.859%	3.926%	2/1/42	248	265
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.866%	4.349%	8/1/37	226	236
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.886%	6/1/40	330	349
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.924%	5/1/40	203	211
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.609%	6/1/41	219	230
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.630%	5/1/40	127	135
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	3.880%	12/1/40–3/1/41	1,192	1,275
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	462	479
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.510%	7/1/38	221	226
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	3.902%	2/1/42	485	495
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.041%	12/1/39	133	144
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	4.255%	9/1/40	728	774
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.374%	6/1/40	360	375
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.844%	11/1/40	502	526
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.910%	2/1/41	635	692
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	3.928%	1/1/41	130	140
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	3.995%	3/1/37	406	437
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	3.566%	5/1/37	749	784
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	4.085%	3/1/38	75	80
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.000%	3.625%	7/1/35	63	66
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.125%	2.625%	6/1/35	2	2

10

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.884%	5/1/36	359	379
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.261%	6/1/34	2	2
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	3.757%	2/1/36	209	222
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.006%	11/1/34	671	709
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.334%	8/1/34	1	1
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.398%	11/1/36	133	138
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.273%	3.773%	6/1/36	8	8
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	4.315%	12/1/34	24	25
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	4.159%	11/1/33	2	2
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	4.064%	10/1/36	392	423
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.549%	4.048%	3/1/37	89	90
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	2.855%	6/1/37	305	315
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	3.019%	5/1/37	33	34
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	3.424%	3/1/37	117	123
[3,4,5]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.356%	1/1/37	587	623
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.000%	1/20/41–1/20/44	7,652	7,950
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.125%	10/20/38–12/20/43	6,051	6,299
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.250%	7/20/38–8/20/41	1,635	1,688
[4,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	6/20/29–6/20/43	4,352	4,577
[4,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.625%	11/20/40	59	62
[4,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	503	522
					106,381
Total U.S. Government and Agency Obligations (Cost $162,964,761)					175,262,268
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[4]	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	1,543	1,546
[4]	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	3,128	3,157
[4]	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	2,420	2,436
[4]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,825	1,865
[4]	Ally Auto Receivables Trust 2018-2	3.090%	6/15/23	2,230	2,307
[4]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,235	1,252
[4]	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	2,375	2,468
[4]	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	15,900	16,275
[4]	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,875	1,956
[4]	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	13,355	13,614
[4]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,600	1,662
[4]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	23,500	23,715
[4]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	6,275	6,407
[4]	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	21,800	21,907
[4]	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	13,300	13,877
[4]	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	14,150	15,114
[4]	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	18,000	18,416
[4]	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	2,200	2,273
[4]	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	18,955	19,746
[4]	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	356	357
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	3,109	3,139
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	3,150	3,230
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	2,100	2,173
[4]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	5,025	5,130
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	2,350	2,488
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	4,100	4,536
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	9,108	10,196
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	3,542	3,865
[4]	BANK 2017 - BNK5	3.390%	6/15/60	9,750	10,845
[4]	BANK 2017 - BNK5	3.624%	6/15/60	4,450	4,887
[4]	BANK 2017 - BNK6	3.518%	7/15/60	3,388	3,802
[4]	BANK 2017 - BNK6	3.741%	7/15/60	3,388	3,771
[4]	BANK 2017 - BNK7	3.175%	9/15/60	6,984	7,648
[4]	BANK 2017 - BNK7	3.435%	9/15/60	5,790	6,478

11

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BANK 2017 - BNK7	3.748%	9/15/60	4,100	4,469
[4]	BANK 2017 - BNK8	3.488%	11/15/50	8,000	8,999
[4]	BANK 2017 - BNK8	3.731%	11/15/50	1,325	1,457
[4]	BANK 2017 - BNK9	3.279%	11/15/54	8,000	8,744
[4]	BANK 2017 - BNK9	3.538%	11/15/54	8,000	9,011
[4]	BANK 2018 - BN10	3.641%	2/15/61	1,802	1,987
[4]	BANK 2018 - BN10	3.688%	2/15/61	7,600	8,627
[4]	BANK 2018 - BN10	3.898%	2/15/61	2,100	2,349
[4]	BANK 2018 - BN11	4.046%	3/15/61	5,550	6,457
[4]	BANK 2018 - BN12	4.255%	5/15/61	6,550	7,724
[4]	BANK 2018 - BN12	4.490%	5/15/61	2,100	2,448
[4]	BANK 2018 - BN13	3.953%	8/15/61	2,300	2,662
[4]	BANK 2018 - BN13	4.217%	8/15/61	2,200	2,594
[4]	BANK 2018 - BN14	4.128%	9/15/60	3,425	3,711
[4]	BANK 2018 - BN14	4.231%	9/15/60	3,575	4,220
[4]	BANK 2018 - BN14	4.481%	9/15/60	1,550	1,804
[4]	BANK 2018 - BN15	4.407%	11/15/61	7,690	9,188
[4]	BANK 2019 - BN16	4.005%	2/15/52	6,625	7,778
[4]	BANK 2019 - BN17	3.714%	4/15/52	7,350	8,520
[4]	BANK 2019 - BN17	3.976%	4/15/52	1,750	1,987
[4]	BANK 2019 - BN18	3.584%	5/15/62	21,125	24,354
[4]	BANK 2019 - BN18	3.826%	5/15/62	2,575	2,908
[4]	BANK 2019 - BN19	3.183%	8/15/61	15,850	17,771
[4]	BANK 2019 - BN20	3.011%	9/15/62	10,250	11,362
[4]	BANK 2019 - BN21	2.851%	10/17/52	21,600	23,658
[4]	BANK 2019 - BN21	3.093%	10/17/52	4,325	4,724
[4]	BANK 2019 - BN22	2.978%	11/15/62	16,943	18,747
[4]	BANK 2019 - BN23	2.920%	12/15/52	10,705	11,815
[4]	BANK 2019 - BN23	3.203%	12/15/52	4,000	4,291
[4]	BANK 2019 - BN24	2.960%	11/15/62	8,050	8,922
[4]	BANK 2019 - BN24	3.283%	11/15/62	3,750	4,112
[4]	BANK 2020 - BN25	2.649%	1/15/63	11,830	12,804
[4]	BANK 2020 - BN25	2.841%	1/15/63	3,685	3,902
[4]	BANK 2020 - BN26	2.403%	3/15/63	10,460	11,107
[4]	BANK 2020 - BN26	2.687%	3/15/63	3,310	3,402
[4]	BANK 2020 - BNK27	2.144%	4/15/63	9,540	9,869
[4]	BANK 2020 - BNK27	2.551%	4/15/63	2,825	2,919
[4]	Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	26,500	26,882
[4]	Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	23,450	23,924
[4]	Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	10,750	11,051
	Bank of Nova Scotia	1.875%	4/26/21	8,800	8,915
[4]	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	17,475	19,710
[4]	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	4,675	5,181
[4]	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	8,350	9,885
[4]	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	21,595	24,633
[4]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	15,870	17,351
[4]	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	1,325	1,423
[4]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	8,975	9,954
[4]	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	5,375	5,857
[4]	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	7,635	8,216
[4]	BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	2,000	2,070
[4]	BBCMS Mortgage Trust 2020-C7	2.037%	4/15/53	2,520	2,604
[4]	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.513%	1/12/45	931	862
[4]	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	7,960	9,024
[4]	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	2,600	2,857
[4]	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	6,050	6,343
[4]	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	17,575	20,226
[4]	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	8,225	9,335
[4]	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	5,000	5,289
[4]	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	13,150	15,278
[4]	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	18,625	21,842
[4]	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	3,250	3,665
[4]	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	8,850	10,460

11

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Benchmark 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	2,029
[4]	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	3,325	3,581
[4]	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	4,025	4,779
[4]	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	1,250	1,473
[4]	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	12,400	14,993
[4]	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	10,690	12,707
[4]	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	3,400	4,003
[4]	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	6,100	7,031
[4]	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	2,600	2,903
[4]	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	15,840	18,060
[4]	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	4,225	4,764
[4]	Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	2,675	2,941
[4]	Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	13,650	15,114
[4]	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	13,355	14,736
[4]	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	6,281	7,373
[4]	Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	7,900	8,498
[4]	Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	2,640	2,797
[4]	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	5,275	5,700
[4]	Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	1,295	1,358
[4]	Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	5,530	5,772
[4]	Benchmark 2020-B17 Mortgage Trust	2.583%	3/15/53	1,655	1,714
[4]	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	4,062	4,087
[4]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,850	1,892
[4]	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	4,025	4,644
[4]	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	8,100	8,802
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	8,000	8,839
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	3,434	3,745
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	6,330	6,497
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	2,125	2,234
[4]	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	3,175	3,238
[4]	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	800	827
[4]	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	8,200	8,241
[4]	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	9,850	10,160
[4]	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	15,200	15,252
[4]	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	12,800	13,324
[4]	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	6,775	6,914
[4]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	4,250	4,415
[4]	Capital One Multi-Asset Execution Trust 2019-A3	2.060%	8/15/28	12,040	12,878
[4]	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,099	1,101
[4]	CarMax Auto Owner Trust 2017-2	2.410%	12/15/22	3,325	3,365
[4]	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	2,356	2,372
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,200	3,271
[4]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	3,266	3,302
[4]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,200	1,235
[4]	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	3,682	3,740
[4]	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,625	2,732
[4]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	10,750	11,045
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	1,350	1,409
[4]	CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	10,328	10,626
[4]	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	790	823
[4]	CarMax Auto Owner Trust 2020-2	1.700%	11/15/24	6,250	6,396
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	9,075	9,617
[4]	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	7,300	8,094
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,285	1,385
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,773	10,895
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	2,542	2,758
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	5,133	5,715
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,281
[4]	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,886
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	3,300	3,497
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,575	7,337
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	3,825	4,167
[4]	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	7,375	8,683
[4]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	10,580	11,555

12

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	9,483	9,984
[4]	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	5,800	6,474
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	8,250	8,895
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	5,900	6,237
[4]	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	14,200	15,371
[4]	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,650	4,056
[4]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	23,690	24,582
[4]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,339
[4]	Chase Issuance Trust 2016-A4	1.490%	7/15/22	9,850	9,854
[4]	Chase Issuance Trust 2020-A1	1.530%	1/15/25	26,500	27,247
[4]	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,460	10,606
[4]	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	14,767	15,079
[4]	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	11,325	11,606
[4]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	27,800	28,122
[4]	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	26,125	28,235
[4]	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	5,211	5,353
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	3,165	3,297
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	2,000	2,094
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	794	826
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,975	2,150
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	2,875	3,087
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	607	629
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	3,150	3,402
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	1,150	1,245
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	1,150	1,225
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	848	874
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,700	1,837
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	1,425	1,527
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	494	515
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	3,025	3,275
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	2,450	2,567
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	3,875	4,170
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	8,525	9,223
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	11,450	12,169
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	4,550	4,788
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	38	38
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	9,075	9,729
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	4,365	4,502
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	4,625	5,089
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	5,725	6,329
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	3,400	3,566
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	6,500	7,051
[4]	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	3,500	3,731
[4]	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	11,425	12,601
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	3,825	4,089
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	13,430	14,916
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	2,675	2,933
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	8,000	8,907
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	2,125	2,333
[4]	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,950	3,081
[4]	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	17,325	20,074
[4]	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	2,300	2,737
[4]	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	13,210	14,418
[4]	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	16,100	17,809
[4]	Citigroup Commercial Mortgage Trust 2020-GC46	2.717%	2/15/53	6,355	6,859
[4]	Citigroup Commercial Mortgage Trust 2020-GC46	2.918%	2/15/53	2,655	2,782
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,580	2,661
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	3,020
[4]	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	4,889	4,974
[4,6]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,578
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,119	5,238
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,539
[4]	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,213
[4]	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,011	1,049

13

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,909	2,044
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,600	7,171
[4]	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,430	1,534
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,174	1,191
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,166	2,290
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,831
[4]	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,211
[4]	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	592
[4]	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	416	433
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	5,850	6,372
[4]	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,750	1,895
[4]	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	3,029
[4]	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,405	1,465
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,460
[4]	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	4,060	4,352
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,793
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,209	4,326
[4]	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,611
[4]	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	737	739
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,928
[4]	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,119
[4]	COMM 2014-CCRE14 Mortgage Trust	4.769%	2/10/47	1,175	1,240
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,217	1,217
[4]	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,075	1,114
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,877
[4]	COMM 2014-CCRE15 Mortgage Trust	4.844%	2/10/47	1,320	1,422
[4]	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,724	1,800
[4]	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,136
[4]	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	1,099	1,144
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,225	2,431
[4]	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	1,375	1,425
[4]	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	3,245	3,351
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,400	1,525
[4]	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,845	1,958
[4]	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	9,161
[4]	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,373
[4]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,375	2,585
[4]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	7,938	8,527
[4]	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	8,918
[4]	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	513	515
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,446
[4]	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	2	2
[4]	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	730	754
[4]	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,741
[4]	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	759
[4]	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	470
[4]	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,836
[4]	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	6,045
[4]	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,291
[4]	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	7,235
[4]	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	920	920
[4]	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	5,051	5,262
[4]	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	11,646
[4]	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	3,003
[4]	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	816	816
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	7,950	8,591
[4]	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	2,850	2,968
[4]	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	3,363	3,507
[4]	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	5,219	5,692
[4]	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	2,325	2,487
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	5,725	6,285
[4]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	11,600	12,791
[4]	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	5,900	6,223
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,900	6,503

14

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	1,071	1,115
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	5,894	6,332
[4]	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,841
[4]	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	8,575	9,519
[4]	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	7,428
[4]	COMM 2018-COR3 Mortgage Trust	3.961%	5/10/51	3,500	3,997
[4]	COMM 2018-COR3 Mortgage Trust	4.228%	5/10/51	6,437	7,537
[4]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	9,400	10,348
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	5,550	5,988
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	2,825	3,016
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	2,250	2,250
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	7,400	8,044
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	2,900	3,075
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	4,443	4,603
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	5,700	6,266
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.244%	8/15/48	2,625	2,640
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	3,550	3,764
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	6,605	7,314
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	11,675	12,922
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	10,250	11,318
[4]	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	8,000	8,893
[4]	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	3,275	3,641
[4]	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	15,825	18,097
[4]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	6,475	7,627
[4]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	28,200	32,696
[4]	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	15,960	17,746
[4]	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	4,275	4,648
[4]	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	5,000	5,362
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	7,900	8,737
[4]	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	2,174	2,285
[4]	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	11,500	11,562
[4]	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	6,250	6,432
[4]	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	13,150	14,025
[4]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	15,740	16,263
[4]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	2,537	2,551
[4]	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	4,215	4,264
[4]	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	2,615	2,633
[4]	Drive Auto Receivables Trust 2020-2	1.420%	3/17/25	550	551
[3,4]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	3,591	3,654
[3,4]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	7,339	7,471
[3,4]	Fannie Mae-Aces 2012-M5	2.715%	2/25/22	3,584	3,683
[3,4]	Fannie Mae-Aces 2013-M12	2.492%	3/25/23	8,623	8,998
[3,4]	Fannie Mae-Aces 2013-M14	2.708%	4/25/23	2,752	2,872
[3,4]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	13,619	14,598
[3,4]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	59	59
[3,4]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	3,042	3,154
[3,4]	Fannie Mae-Aces 2014-M1	3.328%	7/25/23	16,290	17,378
[3,4]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	10,564	10,774
[3,4]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	9,924	10,696
[3,4]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	13,737	14,797
[3,4]	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	5,657	6,109
[3,4]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	7,924	8,523
[3,4]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	8,168	8,276
[3,4]	Fannie Mae-Aces 2014-M7	3.370%	6/25/24	11,306	12,181
[3,4]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	7,392	7,971
[3,4]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,186	10,995
[3,4]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	15,000	16,030
[3,4]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	4,600	5,152
[3,4]	Fannie Mae-Aces 2015-M11	2.915%	4/25/25	3,000	3,256
[3,4]	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	11,600	12,468
[3,4]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	15,755
[3,4]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	8,736	9,356
[3,4]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,434	5,829
[3,4]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	4,896	5,028

15

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	8,776	9,390
[3,4]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	3,372	3,501
[3,4]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	6,175
[3,4]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	17,000	18,364
[3,4]	Fannie Mae-Aces 2016-M12	2.308%	10/25/23	998	1,044
[3,4]	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	17,200	18,703
[3,4]	Fannie Mae-Aces 2016-M13	2.565%	9/25/26	2,000	2,176
[3,4]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	6,307	6,511
[3,4]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,735	6,244
[3,4]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	6,270
[3,4]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	12,400	13,403
[3,4]	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	10,500	11,373
[3,4]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	2,651	2,755
[3,4]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	5,625	5,926
[3,4]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	18,939	20,351
[3,4]	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	12,988	14,116
[3,4]	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	5,910	6,299
[3,4]	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	4,000	4,491
[3,4]	Fannie Mae-Aces 2017-M12	3.181%	6/25/27	19,650	22,142
[3,4]	Fannie Mae-Aces 2017-M13	3.033%	9/25/27	1,500	1,680
[3,4]	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	15,725	17,425
[3,4]	Fannie Mae-Aces 2017-M2	2.895%	2/25/27	8,000	8,871
[3,4]	Fannie Mae-Aces 2017-M3	2.565%	12/25/26	10,730	11,682
[3,4]	Fannie Mae-Aces 2017-M4	2.670%	12/25/26	16,000	17,659
[3,4]	Fannie Mae-Aces 2017-M5	3.295%	4/25/29	1,455	1,660
[3,4]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	12,125	13,503
[3,4]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	15,200	17,004
[3,4]	Fannie Mae-Aces 2018-M1	3.084%	12/25/27	2,000	2,258
[3,4]	Fannie Mae-Aces 2018-M10	3.497%	7/25/28	900	1,036
[3,4]	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	2,530	3,020
[3,4]	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	8,900	10,390
[3,4]	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	14,145	15,650
[3,4]	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	26,525	29,689
[3,4]	Fannie Mae-Aces 2018-M4	3.147%	3/25/28	12,018	13,600
[3,4]	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	7,275	8,135
[3,4]	Fannie Mae-Aces 2018-M8	3.436%	6/25/28	5,663	6,510
[3,4]	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	17,675	21,169
[3,4]	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	7,925	9,265
[3,4]	Fannie Mae-Aces 2019-M2	3.752%	11/25/28	11,675	13,573
[3,4]	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	26,055	28,797
[3,4]	Fannie Mae-Aces 2019-M5	3.273%	2/25/29	10,525	12,120
[3,4]	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	13,200	15,093
[3,4]	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	18,875	21,058
[3,4]	Fannie Mae-Aces 2020-M1	2.444%	10/25/29	13,285	14,728
[3,4]	Fannie Mae-Aces 2020-M14	1.784%	5/25/30	5,595	5,875
[3,4]	Fannie Mae-Aces 2020-M29	1.492%	5/25/30	9,575	9,855
[3,4]	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	7,180	7,846
[3,4]	FHLMC Multifamily Structured Pass Through Certificates 2018-K083	4.050%	9/25/28	4,770	5,790
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	12,806	12,904
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K012	4.186%	12/25/20	975	986
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	6,502	6,610
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	16,846	17,319
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K018	2.789%	1/25/22	9,647	9,925
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	7,691	7,896
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	20,750	21,315

17

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	11,840	12,188
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K022	2.355%	7/25/22	870	898
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K023	2.307%	8/25/22	10,000	10,325
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	16,600	17,270
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	16,625	17,381
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	26,300	27,814
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K029	2.839%	10/25/22	2,443	2,484
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	16,425	17,471
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	5,353	5,473
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	17,675	18,815
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	16,452	17,593
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	6,023	6,198
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	17,660	18,932
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	7,444	7,707
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	19,075	20,353
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	15,354	16,603
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	19,775	21,359
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	17,403	18,910
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	6,475	7,061
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	1,874	1,920
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	19,450	21,249
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	1,723	1,779
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	10,850	11,907
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	3,746	3,920
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	14,400	15,840
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	14,025	15,425
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	1,822	1,884
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	6,450	6,979
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	1,792	1,849
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	10,900	11,973
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K044	2.811%	1/25/25	3,000	3,258
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	4,109	4,278

 18

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	9,050	9,934
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	9,175	10,160
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	2,045	2,141
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	6,850	7,635
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	11,600	12,899
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	9,350	10,301
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	10,325	11,535
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	7,025	7,798
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	4,050	4,468
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	15,825	17,278
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K055	2.263%	4/25/25	321	333
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	14,200	15,483
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	11,625	12,625
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	18,025	19,632
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	10,475	11,486
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	6,500	7,292
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	4,321	4,905
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	12,800	14,572
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	12,850	14,705
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	28,950	33,131
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	14,200	16,103
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	3,000	3,413
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	10,060	11,381
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K067	3.194%	7/25/27	18,126	20,641
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	7,675	8,774
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	14,000	15,974
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	4,875	5,611
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	6,325	7,265
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	7,300	8,488
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K073	3.350%	1/25/28	9,650	11,166
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K074	3.600%	1/25/28	16,150	18,942
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	10,950	12,897

 19

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	24,000	28,709
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K078	3.854%	6/25/28	6,500	7,758
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K079	3.926%	6/25/28	10,157	12,191
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K080	3.736%	4/25/28	962	1,098
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K080	3.926%	7/25/28	11,250	13,512
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	11,050	13,264
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	11,640	13,999
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	16,500	19,653
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	37,950	46,089
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	1,724	1,934
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K087	3.771%	12/25/28	12,150	14,567
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K087	2.537%	10/25/29	19,195	21,434
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	16,080	19,229
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	9,000	10,677
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K090	3.422%	2/25/29	12,175	14,318
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	13,215	15,448
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	15,725	17,939
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	15,850	17,978
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	13,750	15,325
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	26,450	29,281
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	12,180	13,655
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K101	2.524%	10/25/29	21,365	23,837
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	11/25/29	16,700	18,824
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K104	2.253%	1/25/30	25,885	28,430
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K105	1.872%	3/25/53	5,665	6,057
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K106	2.069%	1/25/30	25,000	27,126
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K107	1.639%	1/25/30	6,450	6,763
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K108	1.517%	3/25/30	9,825	10,228
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K109	1.558%	4/25/30	6,150	6,420
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1504	3.459%	11/25/32	2,475	2,995
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1510	3.718%	1/25/31	4,175	5,007
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1510	3.794%	1/25/34	6,775	8,385

 20

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	5,225	6,251
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	13,170	16,104
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	11,900	13,547
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1514	2.859%	10/25/34	13,375	15,412
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	5,800	6,702
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	10,000	11,646
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	8,700	9,980
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	5,202	6,276
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	11,212	13,776
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	3,600	4,438
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	4,625	5,826
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	141	142
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	10,356	10,385
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K715	2.856%	1/25/21	5,728	5,775
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	18,458	18,773
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	11,084	11,326
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	3,844	3,892
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	10,825	11,131
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K720	2.716%	6/25/22	7,525	7,763
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	2,844	2,912
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K722	2.406%	3/25/23	2,000	2,079
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K723	2.454%	8/25/23	10,425	10,939
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K724	3.062%	11/25/23	9,500	10,164
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K725	2.946%	7/25/24	12,500	13,441
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K726	2.905%	4/25/24	12,638	13,498
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K728	3.064%	8/25/24	26,000	28,214
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K730	3.452%	9/25/24	1,157	1,212
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K730	3.590%	1/25/25	15,975	17,750
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	13,200	14,579
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	21,100	23,568
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K735	2.862%	5/25/26	20,000	22,115
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K737	2.525%	10/25/26	23,725	26,003

 21

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K738	1.545%	1/25/27	8,325	8,680
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KC02	3.370%	7/25/25	10,225	11,135
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KC02	3.505%	3/25/29	20,400	24,155
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KC02	2.982%	5/25/29	23,400	26,770
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KS03	3.161%	5/25/25	7,100	7,807
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	11,600	12,787
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K077	3.850%	5/25/28	10,500	12,531
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	2,100	2,461
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	26,090	28,024
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	13,200	14,789
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KS02	2.720%	7/25/26	10,806	11,741
[4]	FHMS Multifamily Structured Pass Through Certificates K1515	1.940%	2/25/35	14,450	15,197
[4]	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	7,400	7,584
[4]	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	2,375	2,484
[4]	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	1,873	1,876
[4]	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	775	778
[4]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	3,450	3,497
[4]	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,600	1,637
[4]	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	3,605	3,614
[4]	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	1,490	1,493
[4]	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	1,065	1,073
[4]	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	7,335	7,366
[4]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	9,225	9,492
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	3,700	3,897
[4]	Ford Credit Auto Owner Trust 2020-A	1.040%	8/15/24	845	854
[4]	Ford Credit Auto Owner Trust 2020-B	0.560%	10/15/24	9,525	9,541
[4]	Ford Credit Auto Owner Trust 2020-B	0.790%	11/15/25	1,965	1,971
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	9,470	9,495
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	9,800	9,983
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	13,125	13,364
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	11,925	12,382
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates	1.477%	4/25/30	5,375	5,580
[4]	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	1,312	1,314
[4]	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	725	727
[4]	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	1,050	1,056
[4]	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	3,700	3,745
[4]	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	1,725	1,771
[4]	GM Financial Automobile Leasing Trust 2020-1	1.670%	12/20/22	1,460	1,481
[4]	GM Financial Automobile Leasing Trust 2020-1	1.700%	12/20/23	530	540
[4]	GM Financial Automobile Leasing Trust 2020-2	0.800%	7/20/23	1,125	1,127
[4]	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	5,457	5,541
[4]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,250	5,477
[4]	GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	5,270	5,393
[4]	GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	1,580	1,641
[4]	GM Financial Consumer Automobile 2020-2	1.490%	12/16/24	1,730	1,765
[4]	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,259
[4]	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,627	12,912

22

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	5,671	5,765
[4]	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,411	5,560
[4]	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	4,077	4,212
[4]	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,529	1,549
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	5,950
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,831
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	915	948
[4]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,936
[4]	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	796	822
[4]	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,659
[4]	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	10,725	11,594
[4]	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,112
[4]	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,764	1,832
[4]	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	306	310
[4]	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,950	2,110
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	7,125	7,764
[4]	GS Mortgage Securities Trust 2014-GC24	4.644%	9/10/47	1,675	1,461
[4]	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	3,019	3,150
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	12,407
[4]	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	2,140
[4]	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,771
[4]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,672
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5,700	6,167
[4]	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,775	6,044
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,508
[4]	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,900	6,187
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	6,122
[4]	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,767
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,450	12,257
[4]	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	3,950	4,394
[4]	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	2,925	3,171
[4]	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	8,350	9,329
[4]	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	3,350	3,701
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	8,250	9,235
[4]	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,194	14,780
[4]	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,519	3,866
[4]	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	5,275	6,011
[4]	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	3,775	4,115
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	7,970	8,829
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	16,200	17,864
[4]	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	7,164	7,907
[4]	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	7,370	8,071
[4]	GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	2,110	2,294
[4]	GS Mortgage Securities Trust 2020-GC47	2.377%	5/12/53	2,545	2,683
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	1,418	1,422
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,864	1,874
[4]	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	1,605	1,612
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	6,552	6,610
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	3,575	3,656
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	2,735	2,773
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,600	2,690
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	8,975	9,244
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	1,720	1,803
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.610%	4/22/24	6,350	6,498
[4]	Honda Auto Receivables 2020-1 Owner Trust	1.630%	10/21/26	965	996
[4]	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	1,847	1,850
[4]	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	2,656	2,687
[4]	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	4,200	4,327
[4]	Hyundai Auto Receivables Trust 2020-A	1.410%	11/15/24	700	715
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	6,349	6,553
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	4,846	4,966

23

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	7,060	7,210
[4]	JP Morgan Chase Commercial Mortgage SecuritiesTrust 2012-LC9	2.840%	12/15/47	2,982	3,057
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	2,278	2,364
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,774
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	1,052	1,098
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	2,300	2,458
[4]	JP Morgan Chase Commercial Mortgage SecuritiesTrust 2013-C16	4.166%	12/15/46	9,174	9,918
[4]	JP Morgan Chase Commercial Mortgage SecuritiesTrust 2013-C16	4.517%	12/15/46	1,600	1,694
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	5.130%	12/15/46	1,600	1,697
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	11,478	11,894
[4]	JP Morgan Chase Commercial Mortgage SecuritiesTrust 2014-C20	3.805%	7/15/47	850	919
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	4,600	5,140
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	14,325	15,316
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	5,800	6,481
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	4,650	5,038
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	17,175	19,339
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP5	3.876%	3/15/50	3,200	3,492
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	1,904	1,933
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	3,000	3,343
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	4,500	4,865
[4]	JP Morgan Chase Commercial Mortgage SecuritiesTrust 2017-JP7	3.454%	9/15/50	2,034	2,268
[4]	JP Morgan Chase Commercial Mortgage Securities Trust2019-COR4	4.029%	3/10/52	13,000	15,158
[4]	JP Morgan Chase Commercial Mortgage Securities Trust2019-COR5	3.386%	6/13/52	11,975	13,395
[4]	JP Morgan Chase Commercial Mortgage Securities Trust2019-COR5	3.669%	6/13/52	1,075	1,178
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	1,776	1,878
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.175%	7/15/45	1,184	1,236
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	1,056	1,097
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	4,470	4,797
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	1,260	1,325
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	270	282
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	2,940	3,179
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	1,680	1,782

24

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	1,186	1,236
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	5,500	5,986
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	1,100	1,168
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	5.053%	1/15/47	1,650	1,749
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	10,816	11,732
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	1,173	1,238
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.971%	2/15/47	1,422	1,508
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	20	20
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	2,800	2,843
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	2,800	3,035
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	2,225	2,346
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	1,123	1,163
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	1,375	1,494
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	1,670	1,729
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	8,325	9,062
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	2,225	2,367
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	4,175	4,573
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	2,462	2,636
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	653	653
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	2,275	2,468
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	4,125	4,356
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	9,975	10,844
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	2,775	2,932
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	17,150	18,574
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	2,875	3,020
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	2,875	2,962
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	5,202	5,366
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	3,048	3,254
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	6,775	7,272
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	1,725	1,803
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	349	346
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	2,867	2,978

25

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	4,650	5,071
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	5,597	5,878
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	5,675	6,276
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	2,900	3,109
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	2,772	2,923
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	2,960	3,267
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	5,678	5,952
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	5,875	6,434
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	4,230	4,699
[4]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	4,675	4,907
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	4,400	4,755
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	2,050	2,157
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	14,250	16,015
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	5,600	6,049
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	3,850	4,287
	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	2,400	2,646
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	13,125	15,393
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	1,575	1,818
[4]	JPMDB Commercial Mortgage Securities Trust 2019-COR6	3.057%	11/13/52	10,695	11,799
[4]	JPMDB Commercial Mortgage Securities Trust 2020-COR7	2.180%	5/13/53	3,940	4,065
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	522	522
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	3,700	3,757
[4]	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	1,600	1,635
[4]	Mercedes-Benz Auto Receivables Trust 2020-1	0.550%	2/18/25	2,795	2,796
[4]	Mercedes-Benz Auto Receivables Trust 2020-1	0.770%	10/15/26	550	551
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	3,025	3,117
[4]	Morgan Stanley Bank of America Merrill Lynch Trust2012-C6	2.858%	11/15/45	2,455	2,518
[4]	Morgan Stanley Bank of America Merrill Lynch Trust2013-C10	4.218%	7/15/46	8,000	8,574
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.298%	8/15/46	1,680	1,805
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.498%	8/15/46	840	842
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,915	4,201
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	3,500	3,788
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.915%	11/15/46	1,750	1,848
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	3,011	3,108

26

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	599	613
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	3,475	3,589
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	1,800	1,851
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	3,475	3,628
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	2,150	2,203
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	1,985	1,997
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	4,475	4,804
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.921%	2/15/47	1,600	1,705
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	895	928
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	4,200	4,578
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.495%	6/15/47	1,675	1,748
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	246	246
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	1,400	1,527
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.630%	10/15/47	1,675	1,767
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	3,545	3,699
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	5,050	5,424
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	2,658	2,764
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	10,125	10,770
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21	3.338%	3/15/48	2,500	2,685
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	5,554	5,748
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	4,500	4,850
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	2,875	2,979
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	153	153
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	1,749	1,827
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	5,775	6,327
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	6,550	6,878
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	3,475	3,828
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	3,825	4,017
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	4,325	4,726
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	2,950	3,126
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	3,500	3,870
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	4,175	4,395

27

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	11,975	13,068
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.140%	5/15/49	2,200	2,323
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	1,250	1,366
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	11,700	12,489
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	14,200	15,389
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	13,521	15,135
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	4,625	5,102
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	8,150	9,093
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	5,200	5,750
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	5,725	6,199
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	8,325	9,298
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,150
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	2,936
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,531
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,850	6,334
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	4,707	4,990
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	11,700	12,492
[4]	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	5,000	5,494
[4]	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	11,625	12,919
[4]	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	7,500	8,364
[4]	Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	11,894
[4]	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	14,885	16,787
[4]	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,875	2,099
[4]	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	8,435	9,917
[4]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	10,950	12,219
[4]	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	10,525	11,380
[4]	Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	1,575	1,652
[6]	National Australia Bank Ltd.	2.250%	3/16/21	16,000	16,202
[4]	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	2,650	2,694
[4]	Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	1,050	1,071
[4]	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	1,029	1,031
[4]	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	1,901	1,904
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	1,999	2,005
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	3,469	3,511
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	4,101	4,137
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	5,300	5,469
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	7,400	7,616
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	1,850	1,946
[4]	Nissan Auto Receivables 2019-C Owner Trust	1.930%	7/15/24	9,130	9,386
[4]	Nissan Auto Receivables 2019-C Owner Trust	1.950%	5/15/26	2,150	2,243
[4]	Nissan Auto Receivables 2020-A Owner Trust	1.380%	12/16/24	2,240	2,283
[4]	Nissan Auto Receivables 2020-B Owner Trust	0.550%	7/15/24	3,240	3,242
[4]	Nissan Auto Receivables 2020-B Owner Trust	0.710%	1/15/27	850	851
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	1,665	1,710
[4]	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	1,175	1,265
[4]	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,825	3,240
	Royal Bank of Canada	2.100%	10/14/20	57,900	58,172
	Royal Bank of Canada	2.300%	3/22/21	8,900	9,018
[4]	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	269	269
[4]	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	3,150	3,193
[4]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	221	221
[4]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	3,450	3,496
[4]	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	9,000	9,564

28

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,275	15,729
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	21,306	21,508
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	9,050	9,367
[4]	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	15,750	15,970
[4]	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	15,675	16,751
[6]	Toronto-Dominion Bank	2.250%	3/15/21	13,400	13,575
[6]	Toronto-Dominion Bank	2.500%	1/18/22	10,470	10,796
[4]	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	5,498	5,527
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	4,196	4,228
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,350	2,413
[4]	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	5,495	5,579
[4]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	1,175	1,231
[4]	Toyota Auto Receivables 2019-D Owner Trust	1.920%	1/16/24	23,000	23,598
[4]	Toyota Auto Receivables 2020-A Owner Trust	1.660%	5/15/24	7,900	8,084
[4]	Toyota Auto Receivables 2020-A Owner Trust	1.680%	5/15/25	1,315	1,352
[4]	Toyota Auto Receivables 2020-B Owner Trust	1.360%	8/15/24	700	713
[4]	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	10,100	11,210
[4]	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	4,800	5,241
[4]	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	8,050	8,915
[4]	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	2,150	2,331
[4]	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	9,700	10,778
[4]	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	4,050	4,280
[4]	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	6,450	7,116
[4]	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	8,050	9,032
[4]	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	3,562	3,970
[4]	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	5,325	5,876
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	8,225	9,301
[4]	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	4,375	4,891
[4]	UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	10,475	12,265
[4]	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	2,650	3,068
[4]	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	5,975	7,106
[4]	UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,688
[4]	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	1,681	1,815
[4]	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	5,825	6,891
[4]	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,075	1,262
[4]	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	12,950	15,491
[4]	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	8,975	10,561
[4]	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	7,900	8,971
[4]	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	15,850	18,183
[4]	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	4,225	4,725
[4]	UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	15,800	18,018
[4]	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	5,250	5,898
[4]	UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,575	1,777
[4]	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	6,475	7,016
[4]	UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	3,800	4,174
[4]	UBS Commercial Mortgage Trust 2019-C18	3.378%	12/15/52	2,300	2,494
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	4,636	4,804
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	7,716	8,014
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	1,150	1,175
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,900	2,949
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	1,050	1,090
[4]	Volkswagen Auto Loan Enhanced Trust 2020-1	0.980%	11/20/24	1,700	1,719
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	8,416	8,684
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	889	917
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	9,925	10,454
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	550	582
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,768	1,837
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	2,562	2,612
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	5,650	6,076
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	2,850	3,005
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	5,362	5,570
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	3,150	3,374
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	2,275	2,362
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	12,042	12,853

29

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	8,500	9,281
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,619	1,720
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	5,800	6,066
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	8,500	9,209
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,483	1,537
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	14,401	15,425
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	2,850	2,908
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	2,350	2,482
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	3,425	3,791
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	2,925	3,185
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	430	431
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	3,907	4,029
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	2,275	2,440
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	4,700	4,995
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	2,950	3,274
[4]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	10,375	11,399
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	7,850	8,327
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.814%	8/15/49	1,800	1,836
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	3,084	3,244
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	6,700	7,396
[4]	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	2,350	2,531
[4]	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	4,700	5,039
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	4,675	5,272
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	5,275	5,492
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	9,053	9,742
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	11,445	12,810
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	3,243	3,575
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	9,675	10,811
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	5,375	5,901
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	5,350	5,835
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	8,025	9,019
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	2,150	2,405
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	13,300	14,863
[4]	Wells Fargo Commercial Mortgage Trust 2017-C42	3.330%	12/15/50	4,815	5,315
[4]	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	8,600	9,691
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	8,500	9,494
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	15,825	18,248
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,742	3,112
[4]	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	10,550	12,321
[4]	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	10,125	11,817
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	6,100	7,115
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	10,600	12,610
[4]	Wells Fargo Commercial Mortgage Trust 2018-C48	4.302%	1/15/52	4,051	4,777
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	13,225	15,415
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	7,650	8,775
[4]	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	11,175	12,554
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	2,825	3,083
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	4,750	5,007
[4]	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	10,700	11,865
[4]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	6,405	7,128
[4]	Wells Fargo Commercial Mortgage Trust 2020-C55	2.725%	2/15/53	9,475	10,241
[4]	Wells Fargo Commercial Mortgage Trust 2020-C56	2.448%	6/15/53	2,250	2,384
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	10,900	11,180
[4]	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,165	7,328
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,100
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,537
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,178
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	5,346	5,479
[4]	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	4,148	4,313
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,733	1,797
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	820	850
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	3,436	3,575
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	673	695
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	6,000	6,324

30

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	3,000	3,068
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	772	797
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	4,470	4,787
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	1,120	1,175
[4]	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	835	871
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,250	1,361
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,100	2,251
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	804	834
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	1,450	1,566
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	1,150	1,217
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	1,150	1,201
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	7	7
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	2,300	2,305
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	5,010	5,421
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	575	608
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.845%	12/15/46	862	921
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	27	27
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,750	1,761
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	2,350	2,539
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.895%	3/15/46	575	607
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	718	747
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	1,064	1,073
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	2,825	3,098
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	950	977
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	858	893
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	3,457	3,687
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,675	1,832
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,675	1,778
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	4,000	4,324
[4]	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	8,200	8,905
[4]	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,675	1,756
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	2,737	2,852
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,675	1,819
[4]	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	1,125	1,208
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	1,688	1,731
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,860	3,084
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	2,052	2,133
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	6,720	7,235
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	2,800	2,978
[4]	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	8,600	8,636
[4]	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	10,625	10,769
[4]	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	6,850	7,041
[4]	World Omni Auto Receivables Trust 2019-C	2.030%	12/15/25	1,705	1,777
[4]	World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	5,525	5,591
[4]	World Omni Auto Receivables Trust 2020-B	0.630%	5/15/25	2,795	2,799
[4]	World Omni Auto Receivables Trust 2020-B	0.820%	1/15/26	615	617
[4]	World Omni Automobile Lease Securitization Trust 2020-A	1.700%	1/17/23	2,765	2,804
[4]	World Omni Automobile Lease Securitization Trust 2020-A	1.790%	6/16/25	1,575	1,602
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,687,201)					7,137,529
Corporate Bonds (28.8%)
Finance (8.8%)
	Banking (6.2%)
	Ally Financial Inc.	4.125%	2/13/22	8,693	8,910
	Ally Financial Inc.	4.625%	5/19/22	50	52
	Ally Financial Inc.	3.875%	5/21/24	4,100	4,228
	Ally Financial Inc.	5.125%	9/30/24	4,100	4,428
	Ally Financial Inc.	8.000%	11/1/31	2,532	3,227
	Ally Financial Inc.	8.000%	11/1/31	20,195	26,405

31

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	3.700%	11/5/21	36,975	38,455
	American Express Co.	2.750%	5/20/22	8,480	8,797
	American Express Co.	2.500%	8/1/22	9,411	9,751
	American Express Co.	2.650%	12/2/22	13,484	14,108
	American Express Co.	3.400%	2/27/23	14,535	15,533
	American Express Co.	3.700%	8/3/23	17,325	18,852
	American Express Co.	3.400%	2/22/24	13,840	15,031
	American Express Co.	2.500%	7/30/24	9,515	10,084
	American Express Co.	3.000%	10/30/24	47,552	51,412
	American Express Co.	3.625%	12/5/24	18,215	20,124
	American Express Co.	4.200%	11/6/25	10,100	11,690
	American Express Co.	3.125%	5/20/26	6,145	6,790
	American Express Co.	4.050%	12/3/42	5,827	7,112
	American Express Credit Corp.	2.700%	3/3/22	42,465	43,896
	American Express Credit Corp.	3.300%	5/3/27	25,717	28,862
	Associated Bank NA	3.500%	8/13/21	3,350	3,419
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	8,000	8,230
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	10,790	11,192
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	17,000	17,857
	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	150	155
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,625	14,427
	Banco Santander SA	3.500%	4/11/22	1,500	1,554
	Banco Santander SA	3.125%	2/23/23	10,900	11,345
	Banco Santander SA	3.848%	4/12/23	9,050	9,619
	Banco Santander SA	2.706%	6/27/24	8,000	8,397
	Banco Santander SA	2.746%	5/28/25	8,000	8,282
	Banco Santander SA	5.179%	11/19/25	18,358	20,566
	Banco Santander SA	4.250%	4/11/27	11,350	12,506
	Banco Santander SA	3.800%	2/23/28	13,306	14,310
	Banco Santander SA	4.379%	4/12/28	12,000	13,415
	Banco Santander SA	3.306%	6/27/29	10,914	11,712
	Banco Santander SA	3.490%	5/28/30	3,500	3,762
	Bancolombia SA	3.000%	1/29/25	4,100	4,018
	Bank of America Corp.	5.000%	5/13/21	1,000	1,040
[4]	Bank of America Corp.	2.369%	7/21/21	22,795	22,794
[4]	Bank of America Corp.	2.328%	10/1/21	34,250	34,388
	Bank of America Corp.	5.700%	1/24/22	1,575	1,699
	Bank of America Corp.	2.503%	10/21/22	24,183	24,756
	Bank of America Corp.	3.300%	1/11/23	48,108	51,237
[4]	Bank of America Corp.	3.124%	1/20/23	9,578	9,920
[4]	Bank of America Corp.	2.881%	4/24/23	35,225	36,460
[4]	Bank of America Corp.	2.816%	7/21/23	51,778	53,784
	Bank of America Corp.	4.100%	7/24/23	13,677	14,973
[4]	Bank of America Corp.	3.004%	12/20/23	163,756	171,705
	Bank of America Corp.	4.125%	1/22/24	16,933	18,709
[4]	Bank of America Corp.	3.550%	3/5/24	30,145	32,098
	Bank of America Corp.	4.000%	4/1/24	5,000	5,523
[4]	Bank of America Corp.	1.486%	5/19/24	5,775	5,854
[4]	Bank of America Corp.	3.864%	7/23/24	15,085	16,383
	Bank of America Corp.	4.200%	8/26/24	52,822	58,626
	Bank of America Corp.	4.000%	1/22/25	50,103	55,274
[4]	Bank of America Corp.	3.458%	3/15/25	27,035	29,300
	Bank of America Corp.	3.950%	4/21/25	44,564	49,349
	Bank of America Corp.	3.875%	8/1/25	1,000	1,134
[4]	Bank of America Corp.	3.093%	10/1/25	43,588	47,066
[4]	Bank of America Corp.	2.456%	10/22/25	18,300	19,219
[4]	Bank of America Corp.	3.366%	1/23/26	33,035	36,089
[4]	Bank of America Corp.	2.015%	2/13/26	16,600	17,173
	Bank of America Corp.	4.450%	3/3/26	27,582	31,686
	Bank of America Corp.	3.500%	4/19/26	20,820	23,444
[4]	Bank of America Corp.	1.319%	6/19/26	3,200	3,208
	Bank of America Corp.	4.250%	10/22/26	32,068	36,747
[4]	Bank of America Corp.	3.559%	4/23/27	31,700	35,335
	Bank of America Corp.	3.248%	10/21/27	30,054	33,169

32

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.183%	11/25/27	29,800	33,996
[4]	Bank of America Corp.	3.824%	1/20/28	28,815	32,521
[4]	Bank of America Corp.	3.705%	4/24/28	18,077	20,430
[4]	Bank of America Corp.	3.593%	7/21/28	65,503	73,574
[4]	Bank of America Corp.	3.419%	12/20/28	99,129	110,418
[4]	Bank of America Corp.	3.970%	3/5/29	20,307	23,223
[4]	Bank of America Corp.	4.271%	7/23/29	77,325	91,047
[4]	Bank of America Corp.	3.974%	2/7/30	5,700	6,636
[4]	Bank of America Corp.	3.194%	7/23/30	25,445	28,140
[4]	Bank of America Corp.	2.884%	10/22/30	11,740	12,704
[4]	Bank of America Corp.	2.496%	2/13/31	71,585	74,987
[4]	Bank of America Corp.	2.592%	4/29/31	40,000	42,310
	Bank of America Corp.	6.110%	1/29/37	15,014	21,329
[4]	Bank of America Corp.	4.244%	4/24/38	23,583	28,909
	Bank of America Corp.	7.750%	5/14/38	23,566	38,705
[4]	Bank of America Corp.	4.078%	4/23/40	27,795	33,929
[4]	Bank of America Corp.	2.676%	6/19/41	40,200	41,255
	Bank of America Corp.	5.875%	2/7/42	21,433	31,795
	Bank of America Corp.	5.000%	1/21/44	26,873	37,045
	Bank of America Corp.	4.875%	4/1/44	11,536	15,467
	Bank of America Corp.	4.750%	4/21/45	3,550	4,667
[4]	Bank of America Corp.	4.443%	1/20/48	8,225	10,632
[4]	Bank of America Corp.	3.946%	1/23/49	11,378	13,717
[4]	Bank of America Corp.	4.330%	3/15/50	26,660	34,358
[4]	Bank of America Corp.	4.083%	3/20/51	75,609	94,489
[4]	Bank of America NA	3.335%	1/25/23	250	261
	Bank of America NA	6.000%	10/15/36	16,504	23,530
	Bank of Montreal	3.100%	4/13/21	18,205	18,569
	Bank of Montreal	1.900%	8/27/21	15,825	16,107
	Bank of Montreal	2.900%	3/26/22	30,166	31,417
	Bank of Montreal	2.350%	9/11/22	10,186	10,605
	Bank of Montreal	2.050%	11/1/22	1,850	1,904
	Bank of Montreal	2.550%	11/6/22	12,561	13,072
	Bank of Montreal	3.300%	2/5/24	17,385	18,866
	Bank of Montreal	2.500%	6/28/24	11,225	11,890
	Bank of Montreal	1.850%	5/1/25	27,977	28,871
[4]	Bank of Montreal	4.338%	10/5/28	5,000	5,300
[4]	Bank of Montreal	3.803%	12/15/32	26,015	27,738
	Bank of New York Mellon Corp.	3.550%	9/23/21	4,686	4,852
	Bank of New York Mellon Corp.	2.600%	2/7/22	10,346	10,682
	Bank of New York Mellon Corp.	1.950%	8/23/22	16,700	17,202
	Bank of New York Mellon Corp.	1.850%	1/27/23	1,500	1,549
	Bank of New York Mellon Corp.	2.950%	1/29/23	11,871	12,627
	Bank of New York Mellon Corp.	3.500%	4/28/23	5,966	6,445
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	15,285	15,875
	Bank of New York Mellon Corp.	3.450%	8/11/23	7,725	8,371
	Bank of New York Mellon Corp.	2.200%	8/16/23	10,799	11,256
	Bank of New York Mellon Corp.	3.650%	2/4/24	8,385	9,225
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,578	1,732
	Bank of New York Mellon Corp.	3.250%	9/11/24	16,540	18,126
	Bank of New York Mellon Corp.	2.100%	10/24/24	5,275	5,544
	Bank of New York Mellon Corp.	3.000%	2/24/25	12,836	14,109
	Bank of New York Mellon Corp.	3.950%	11/18/25	6,900	8,011
	Bank of New York Mellon Corp.	2.800%	5/4/26	10,371	11,462
	Bank of New York Mellon Corp.	2.450%	8/17/26	8,431	9,159
	Bank of New York Mellon Corp.	3.250%	5/16/27	25,948	29,409
	Bank of New York Mellon Corp.	3.400%	1/29/28	5,024	5,770
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	14,849	16,786
	Bank of New York Mellon Corp.	3.850%	4/28/28	100	120
	Bank of New York Mellon Corp.	3.000%	10/30/28	5,190	5,682
	Bank of New York Mellon Corp.	3.300%	8/23/29	4,650	5,229
	Bank of Nova Scotia	3.125%	4/20/21	150	153
	Bank of Nova Scotia	2.800%	7/21/21	38,235	39,218
	Bank of Nova Scotia	2.700%	3/7/22	14,740	15,291

33

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	2.450%	9/19/22	2,905	3,024
	Bank of Nova Scotia	2.000%	11/15/22	10,667	10,983
	Bank of Nova Scotia	2.375%	1/18/23	6,625	6,886
	Bank of Nova Scotia	1.950%	2/1/23	21,975	22,633
	Bank of Nova Scotia	3.400%	2/11/24	9,434	10,231
	Bank of Nova Scotia	2.200%	2/3/25	26,975	28,239
	Bank of Nova Scotia	1.300%	6/11/25	28,450	28,630
	Bank of Nova Scotia	4.500%	12/16/25	33,155	37,386
	Bank of Nova Scotia	2.700%	8/3/26	15,225	16,597
	Bank One Corp.	7.625%	10/15/26	4,910	6,544
	Bank One Corp.	8.000%	4/29/27	2,030	2,832
[6]	Barclays Bank plc	10.179%	6/12/21	350	378
	Barclays plc	3.200%	8/10/21	6,000	6,135
	Barclays plc	3.684%	1/10/23	16,770	17,353
[4]	Barclays plc	4.610%	2/15/23	14,059	14,795
[4]	Barclays plc	4.338%	5/16/24	19,000	20,473
	Barclays plc	3.650%	3/16/25	37,734	40,914
[4]	Barclays plc	3.932%	5/7/25	10,700	11,520
	Barclays plc	4.375%	1/12/26	25,386	28,534
[4]	Barclays plc	2.852%	5/7/26	29,050	30,504
	Barclays plc	5.200%	5/12/26	16,329	18,214
	Barclays plc	4.337%	1/10/28	14,062	15,651
	Barclays plc	4.836%	5/9/28	35,115	38,522
[4]	Barclays plc	4.972%	5/16/29	13,600	15,828
[4]	Barclays plc	5.088%	6/20/30	15,415	17,373
	Barclays plc	2.645%	6/24/31	20,000	20,001
	Barclays plc	5.250%	8/17/45	12,605	16,875
	Barclays plc	4.950%	1/10/47	13,538	17,600
	BBVA USA	2.875%	6/29/22	20,185	20,332
	BBVA USA	2.500%	8/27/24	1,520	1,540
	BBVA USA	3.875%	4/10/25	1,000	1,062
	BNP Paribas SA	5.000%	1/15/21	21	22
	BNP Paribas SA	3.250%	3/3/23	21,210	22,609
	BNP Paribas SA	4.250%	10/15/24	2,700	2,974
[4,6]	BNP Paribas SA	3.052%	1/13/31	2,800	2,951
	BPCE SA	2.750%	12/2/21	9,148	9,435
[6]	BPCE SA	3.000%	5/22/22	5,500	5,685
	BPCE SA	4.000%	4/15/24	22,067	24,372
	BPCE SA	3.375%	12/2/26	4,750	5,272
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	20,132	20,855
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	1,000	1,001
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	12,550	13,659
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	11,200	11,978
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	11,100	11,578
	Capital One Bank USA NA	3.375%	2/15/23	27,653	29,032
	Capital One Financial Corp.	4.750%	7/15/21	5,389	5,605
	Capital One Financial Corp.	3.050%	3/9/22	3,260	3,382
	Capital One Financial Corp.	3.200%	1/30/23	16,963	17,915
	Capital One Financial Corp.	2.600%	5/11/23	8,800	9,217
	Capital One Financial Corp.	3.500%	6/15/23	4,878	5,225
	Capital One Financial Corp.	3.900%	1/29/24	7,400	8,046
	Capital One Financial Corp.	3.750%	4/24/24	8,934	9,713
	Capital One Financial Corp.	3.300%	10/30/24	11,100	11,905
	Capital One Financial Corp.	3.200%	2/5/25	9,960	10,692
	Capital One Financial Corp.	4.250%	4/30/25	8,673	9,780
	Capital One Financial Corp.	4.200%	10/29/25	14,235	15,816
	Capital One Financial Corp.	3.750%	7/28/26	29,250	31,938
	Capital One Financial Corp.	3.750%	3/9/27	10,343	11,423
	Capital One Financial Corp.	3.650%	5/11/27	1,300	1,420
	Capital One Financial Corp.	3.800%	1/31/28	19,461	21,627
	Citibank NA	3.400%	7/23/21	3,480	3,584
	Citibank NA	3.650%	1/23/24	1,663	1,819
	Citigroup Inc.	2.350%	8/2/21	12,277	12,508
	Citigroup Inc.	2.900%	12/8/21	31,804	32,755

34

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.500%	1/14/22	42,655	45,112
	Citigroup Inc.	2.750%	4/25/22	6,657	6,898
	Citigroup Inc.	4.050%	7/30/22	11,120	11,805
	Citigroup Inc.	2.700%	10/27/22	11,150	11,638
[4]	Citigroup Inc.	2.312%	11/4/22	10,613	10,824
[4]	Citigroup Inc.	3.142%	1/24/23	26,450	27,354
	Citigroup Inc.	3.375%	3/1/23	6,300	6,651
	Citigroup Inc.	3.500%	5/15/23	16,273	17,371
[4]	Citigroup Inc.	2.876%	7/24/23	17,645	18,307
	Citigroup Inc.	3.875%	10/25/23	14,635	16,076
[4]	Citigroup Inc.	1.678%	5/15/24	28,500	28,959
[4]	Citigroup Inc.	4.044%	6/1/24	19,063	20,703
	Citigroup Inc.	3.750%	6/16/24	21,198	23,392
	Citigroup Inc.	4.000%	8/5/24	17,899	19,493
	Citigroup Inc.	3.875%	3/26/25	12,835	14,091
[4]	Citigroup Inc.	3.352%	4/24/25	23,325	25,192
	Citigroup Inc.	3.300%	4/27/25	4,640	5,096
	Citigroup Inc.	4.400%	6/10/25	62,941	70,342
	Citigroup Inc.	5.500%	9/13/25	28,418	33,722
	Citigroup Inc.	3.700%	1/12/26	21,810	24,343
	Citigroup Inc.	4.600%	3/9/26	24,700	28,222
[4]	Citigroup Inc.	3.106%	4/8/26	46,000	49,319
	Citigroup Inc.	3.400%	5/1/26	13,950	15,438
	Citigroup Inc.	3.200%	10/21/26	66,397	72,691
	Citigroup Inc.	4.300%	11/20/26	1,325	1,511
	Citigroup Inc.	4.450%	9/29/27	55,491	63,259
[4]	Citigroup Inc.	3.887%	1/10/28	15,806	17,763
[4]	Citigroup Inc.	3.668%	7/24/28	42,987	47,850
	Citigroup Inc.	4.125%	7/25/28	9,333	10,548
[4]	Citigroup Inc.	3.520%	10/27/28	26,707	29,572
[4]	Citigroup Inc.	4.075%	4/23/29	15,843	18,050
[4]	Citigroup Inc.	3.980%	3/20/30	16,600	19,013
[4]	Citigroup Inc.	2.976%	11/5/30	11,000	11,685
[4]	Citigroup Inc.	2.666%	1/29/31	23,450	24,339
[4]	Citigroup Inc.	4.412%	3/31/31	58,700	69,257
[4]	Citigroup Inc.	2.572%	6/3/31	20,000	20,660
	Citigroup Inc.	6.625%	6/15/32	6,130	8,381
	Citigroup Inc.	5.875%	2/22/33	2,675	3,469
	Citigroup Inc.	6.000%	10/31/33	11,370	15,038
	Citigroup Inc.	6.125%	8/25/36	14,089	19,073
[4]	Citigroup Inc.	3.878%	1/24/39	26,408	30,747
	Citigroup Inc.	8.125%	7/15/39	29,965	51,836
[4]	Citigroup Inc.	5.316%	3/26/41	500	674
	Citigroup Inc.	5.875%	1/30/42	14,868	21,581
	Citigroup Inc.	6.675%	9/13/43	7,785	12,029
	Citigroup Inc.	4.950%	11/7/43	5,019	5,603
	Citigroup Inc.	5.300%	5/6/44	18,369	24,428
	Citigroup Inc.	4.650%	7/30/45	9,561	12,324
	Citigroup Inc.	4.750%	5/18/46	31,387	40,160
[4]	Citigroup Inc.	4.281%	4/24/48	13,605	16,847
	Citigroup Inc.	4.650%	7/23/48	19,008	25,005
	Citizens Bank NA	3.250%	2/14/22	250	259
	Citizens Bank NA	2.650%	5/26/22	9,175	9,484
	Citizens Bank NA	3.700%	3/29/23	7,991	8,568
	Citizens Bank NA	3.750%	2/18/26	6,900	7,734
	Citizens Financial Group Inc.	2.375%	7/28/21	1,900	1,926
	Citizens Financial Group Inc.	4.300%	12/3/25	6,003	6,684
	Citizens Financial Group Inc.	2.850%	7/27/26	26,925	29,062
	Citizens Financial Group Inc.	2.500%	2/6/30	4,150	4,235
	Comerica Bank	2.500%	7/23/24	1,100	1,157
	Comerica Bank	4.000%	7/27/25	150	163
	Comerica Inc.	3.700%	7/31/23	17,697	19,084
	Comerica Inc.	4.000%	2/1/29	150	169
	Commonwealth Bank of Australia	2.550%	3/15/21	10,795	10,960

35

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Commonwealth Bank of Australia	2.750%	3/10/22	15,000	15,560
[6]	Commonwealth Bank of Australia	3.350%	6/4/24	45,950	50,281
[6]	Commonwealth Bank of Australia	3.900%	7/12/47	50	60
	Cooperatieve Rabobank UA	3.125%	4/26/21	5,530	5,647
	Cooperatieve Rabobank UA	2.750%	1/10/22	13,506	13,973
	Cooperatieve Rabobank UA	3.875%	2/8/22	44,363	46,810
	Cooperatieve Rabobank UA	3.950%	11/9/22	41,248	43,611
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,000	1,056
	Cooperatieve Rabobank UA	4.625%	12/1/23	17,740	19,532
	Cooperatieve Rabobank UA	3.375%	5/21/25	22,446	24,962
	Cooperatieve Rabobank UA	4.375%	8/4/25	15,053	16,862
	Cooperatieve Rabobank UA	3.750%	7/21/26	15,005	16,448
	Cooperatieve Rabobank UA	5.250%	5/24/41	11,911	16,637
	Cooperatieve Rabobank UA	5.750%	12/1/43	15,004	21,587
	Cooperatieve Rabobank UA	5.250%	8/4/45	11,920	16,122
	Credit Suisse AG	3.000%	10/29/21	12,244	12,657
	Credit Suisse AG	2.100%	11/12/21	11,105	11,326
	Credit Suisse AG	3.625%	9/9/24	20,929	23,091
	Credit Suisse AG	2.950%	4/9/25	500	543
[6]	Credit Suisse Group AG	3.574%	1/9/23	7,525	7,787
[6]	Credit Suisse Group AG	4.282%	1/9/28	25,250	28,256
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	12,900	13,042
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	21,250	22,542
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	13,460	14,466
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	63,143	69,154
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	2,360	2,714
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	21,109	27,893
	Credit Suisse USA Inc.	7.125%	7/15/32	13,179	19,991
	Deutsche Bank AG	3.125%	1/13/21	7	7
	Deutsche Bank AG	4.250%	10/14/21	2,826	2,897
	Deutsche Bank AG	5.000%	2/14/22	4,850	5,084
	Deutsche Bank AG	3.300%	11/16/22	26,806	27,376
	Deutsche Bank AG	3.950%	2/27/23	25,000	25,960
	Deutsche Bank AG	3.700%	5/30/24	28,960	29,937
[4]	Deutsche Bank AG	3.961%	11/26/25	150	157
	Deutsche Bank AG	4.100%	1/13/26	8,410	8,914
	Discover Bank	3.200%	8/9/21	5,881	5,997
	Discover Bank	3.350%	2/6/23	10,914	11,581
	Discover Bank	4.200%	8/8/23	21,958	24,003
	Discover Bank	2.450%	9/12/24	12,918	13,547
	Discover Bank	4.250%	3/13/26	4,907	5,510
	Discover Bank	3.450%	7/27/26	13,240	14,318
[4]	Discover Bank	4.682%	8/9/28	7,822	7,892
	Discover Bank	4.650%	9/13/28	11,525	13,239
	Discover Bank	2.700%	2/6/30	3,700	3,702
	Discover Financial Services	5.200%	4/27/22	3,817	4,075
	Discover Financial Services	3.850%	11/21/22	11,909	12,606
	Discover Financial Services	3.950%	11/6/24	6,950	7,559
	Discover Financial Services	3.750%	3/4/25	10,954	11,809
	Discover Financial Services	4.500%	1/30/26	8,703	9,759
	Discover Financial Services	4.100%	2/9/27	15,849	17,273
	Fifth Third Bancorp	3.500%	3/15/22	6,003	6,280
	Fifth Third Bancorp	4.300%	1/16/24	13,424	14,793
	Fifth Third Bancorp	3.650%	1/25/24	41,442	45,111
	Fifth Third Bancorp	2.375%	1/28/25	21,286	22,430
	Fifth Third Bancorp	2.550%	5/5/27	11,800	12,605
	Fifth Third Bancorp	3.950%	3/14/28	14,310	16,744
	Fifth Third Bancorp	8.250%	3/1/38	11,167	18,040
	Fifth Third Bank	3.350%	7/26/21	8,550	8,743
	Fifth Third Bank	2.875%	10/1/21	7,904	8,121
	Fifth Third Bank	1.800%	1/30/23	6,000	6,164
	Fifth Third Bank	3.950%	7/28/25	11,083	12,782
	Fifth Third Bank	3.850%	3/15/26	9,932	11,122
	Fifth Third Bank	2.250%	2/1/27	5,185	5,488

36

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	First Horizon National Corp.	3.500%	12/15/20	5,513	5,552
	First Horizon National Corp.	4.000%	5/26/25	4,400	4,601
	First Republic Bank	2.500%	6/6/22	13,250	13,646
[4]	First Republic Bank	1.912%	2/12/24	3,500	3,578
	First Republic Bank	4.375%	8/1/46	2,425	2,848
	First Republic Bank	4.625%	2/13/47	3,429	4,119
	FirstMerit Bank NA	4.270%	11/25/26	5,750	6,529
	Goldman Sachs Capital I	6.345%	2/15/34	12,275	16,571
	Goldman Sachs Group Inc.	2.600%	12/27/20	1,850	1,869
	Goldman Sachs Group Inc.	5.250%	7/27/21	17,369	18,237
	Goldman Sachs Group Inc.	2.350%	11/15/21	23,550	23,668
	Goldman Sachs Group Inc.	5.750%	1/24/22	19,373	20,899
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,919	37,431
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	69,965	71,721
	Goldman Sachs Group Inc.	3.625%	1/22/23	29,884	32,009
	Goldman Sachs Group Inc.	3.200%	2/23/23	19,280	20,461
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	28,241	29,261
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	30,807	32,000
	Goldman Sachs Group Inc.	3.625%	2/20/24	16,700	18,140
	Goldman Sachs Group Inc.	4.000%	3/3/24	55,846	61,558
	Goldman Sachs Group Inc.	3.850%	7/8/24	16,907	18,642
	Goldman Sachs Group Inc.	3.500%	1/23/25	36,819	40,130
	Goldman Sachs Group Inc.	3.500%	4/1/25	2,010	2,204
	Goldman Sachs Group Inc.	3.750%	5/22/25	23,491	25,983
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	59,603	64,072
	Goldman Sachs Group Inc.	4.250%	10/21/25	14,020	15,811
	Goldman Sachs Group Inc.	3.750%	2/25/26	32,209	35,916
	Goldman Sachs Group Inc.	3.500%	11/16/26	42,960	47,150
	Goldman Sachs Group Inc.	5.950%	1/15/27	10,528	13,177
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,623	41,328
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	30,665	34,294
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	72,860	82,308
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	16,820	19,537
	Goldman Sachs Group Inc.	3.800%	3/15/30	45,600	51,823
	Goldman Sachs Group Inc.	6.125%	2/15/33	300	415
	Goldman Sachs Group Inc.	6.450%	5/1/36	19,324	26,672
	Goldman Sachs Group Inc.	6.750%	10/1/37	39,762	57,615
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	32,504	37,793
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	35,630	43,276
	Goldman Sachs Group Inc.	6.250%	2/1/41	31,412	47,035
	Goldman Sachs Group Inc.	4.800%	7/8/44	27,723	36,185
	Goldman Sachs Group Inc.	5.150%	5/22/45	32,169	42,367
	Goldman Sachs Group Inc.	4.750%	10/21/45	379	492
	HSBC Bank USA NA	5.875%	11/1/34	2,200	2,890
	HSBC Bank USA NA	7.000%	1/15/39	9,009	13,411
	HSBC Holdings plc	2.650%	1/5/22	32,693	33,704
	HSBC Holdings plc	4.875%	1/14/22	3,960	4,210
	HSBC Holdings plc	4.000%	3/30/22	5,551	5,860
[4]	HSBC Holdings plc	3.262%	3/13/23	35,297	36,523
	HSBC Holdings plc	3.600%	5/25/23	25,575	27,453
[4]	HSBC Holdings plc	3.033%	11/22/23	1,939	2,019
	HSBC Holdings plc	4.250%	3/14/24	32,413	34,873
[4]	HSBC Holdings plc	3.950%	5/18/24	23,250	24,985
[4]	HSBC Holdings plc	3.803%	3/11/25	27,761	29,978
	HSBC Holdings plc	4.250%	8/18/25	6,337	6,903
[4]	HSBC Holdings plc	2.633%	11/7/25	16,130	16,725
	HSBC Holdings plc	4.300%	3/8/26	39,815	44,942
	HSBC Holdings plc	3.900%	5/25/26	46,560	51,374
[4]	HSBC Holdings plc	2.099%	6/4/26	73,578	74,595
[4]	HSBC Holdings plc	4.292%	9/12/26	53,127	58,904
	HSBC Holdings plc	4.375%	11/23/26	17,941	19,967
[4]	HSBC Holdings plc	4.041%	3/13/28	39,703	43,705
[4]	HSBC Holdings plc	4.583%	6/19/29	20,600	23,678
	HSBC Holdings plc	4.950%	3/31/30	17,007	20,334

37

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	HSBC Holdings plc	3.973%	5/22/30	34,257	37,996
[4]	HSBC Holdings plc	2.848%	6/4/31	20,000	20,531
	HSBC Holdings plc	7.625%	5/17/32	6,891	9,601
	HSBC Holdings plc	7.350%	11/27/32	2,040	2,785
	HSBC Holdings plc	6.500%	5/2/36	20,312	27,115
	HSBC Holdings plc	6.500%	9/15/37	43,363	58,729
	HSBC Holdings plc	6.800%	6/1/38	9,219	12,879
	HSBC Holdings plc	6.100%	1/14/42	4,888	6,949
	HSBC Holdings plc	5.250%	3/14/44	27,323	34,586
	HSBC USA Inc.	3.500%	6/23/24	12,368	13,590
	Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,316
	Huntington Bancshares Inc.	2.300%	1/14/22	10,868	11,142
	Huntington Bancshares Inc.	2.625%	8/6/24	2,250	2,380
	Huntington Bancshares Inc.	4.000%	5/15/25	6,434	7,293
	Huntington Bancshares Inc.	2.550%	2/4/30	5,000	5,159
	Huntington National Bank	3.125%	4/1/22	5,350	5,577
	Huntington National Bank	2.500%	8/7/22	14,036	14,600
	Huntington National Bank	1.800%	2/3/23	13,175	13,570
	Huntington National Bank	3.550%	10/6/23	7,270	7,914
	ING Groep NV	3.150%	3/29/22	7,607	7,901
	ING Groep NV	4.100%	10/2/23	15,950	17,476
	ING Groep NV	3.550%	4/9/24	16,610	18,063
	ING Groep NV	3.950%	3/29/27	14,567	16,720
	ING Groep NV	4.550%	10/2/28	13,025	15,610
	ING Groep NV	4.050%	4/9/29	12,670	14,843
[6]	Intesa Sanpaolo SPA	6.500%	2/24/21	100	102
	JPMorgan Chase & Co.	2.295%	8/15/21	50,355	50,461
	JPMorgan Chase & Co.	4.350%	8/15/21	27,408	28,607
	JPMorgan Chase & Co.	4.500%	1/24/22	39,668	42,124
	JPMorgan Chase & Co.	3.250%	9/23/22	22,477	23,796
	JPMorgan Chase & Co.	2.972%	1/15/23	51,612	53,353
	JPMorgan Chase & Co.	3.200%	1/25/23	52,228	55,437
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	17,605	18,288
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	21,752	22,518
	JPMorgan Chase & Co.	3.375%	5/1/23	31,829	34,050
	JPMorgan Chase & Co.	2.700%	5/18/23	6,016	6,338
	JPMorgan Chase & Co.	3.875%	2/1/24	21,135	23,385
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	36,396	38,893
	JPMorgan Chase & Co.	3.625%	5/13/24	30,717	33,856
[4]	JPMorgan Chase & Co.	1.514%	6/1/24	55,805	56,563
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	17,750	19,246
	JPMorgan Chase & Co.	3.875%	9/10/24	58,522	64,738
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	22,850	25,106
	JPMorgan Chase & Co.	3.125%	1/23/25	31,512	34,263
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	32,286	34,666
	JPMorgan Chase & Co.	3.900%	7/15/25	55,693	62,869
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	26,565	27,760
	JPMorgan Chase & Co.	3.300%	4/1/26	60,462	67,333
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	3,000	3,109
	JPMorgan Chase & Co.	3.200%	6/15/26	42,011	46,554
	JPMorgan Chase & Co.	2.950%	10/1/26	34,440	37,717
	JPMorgan Chase & Co.	4.125%	12/15/26	18,505	21,535
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	29,320	33,374
	JPMorgan Chase & Co.	4.250%	10/1/27	14,703	17,067
	JPMorgan Chase & Co.	3.625%	12/1/27	12,418	13,687
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	74,281	84,188
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	34,191	38,119
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	10,000	10,338
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	43,525	48,609
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	13,095	15,139
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	35,774	41,990
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	11,795	14,144
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	37,200	42,487
	JPMorgan Chase & Co.	8.750%	9/1/30	1,100	1,629

38

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	45,000	48,041
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	51,900	63,439
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	11,000	11,570
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	28,925	30,711
	JPMorgan Chase & Co.	6.400%	5/15/38	19,425	29,942
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	33,734	39,548
	JPMorgan Chase & Co.	5.500%	10/15/40	11,605	16,959
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	40,900	44,228
	JPMorgan Chase & Co.	5.600%	7/15/41	11,351	16,525
	JPMorgan Chase & Co.	5.400%	1/6/42	11,281	15,981
	JPMorgan Chase & Co.	5.625%	8/16/43	10,347	15,061
	JPMorgan Chase & Co.	4.850%	2/1/44	5,347	7,279
	JPMorgan Chase & Co.	4.950%	6/1/45	11,288	15,136
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	23,238	29,158
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	26,702	32,833
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	79,261	96,768
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	31,349	37,850
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	55,300	59,566
	KeyBank NA	2.500%	11/22/21	3,619	3,715
	KeyBank NA	2.400%	6/9/22	3,145	3,255
	KeyBank NA	2.300%	9/14/22	11,100	11,514
	KeyBank NA	3.375%	3/7/23	8,175	8,784
	KeyBank NA	1.250%	3/10/23	200	203
	KeyBank NA	3.300%	6/1/25	17,619	19,631
	KeyBank NA	3.400%	5/20/26	12,900	14,353
[4]	KeyBank NA	3.180%	10/15/27	4,525	4,736
	KeyBank NA	6.950%	2/1/28	1,740	2,205
	KeyCorp	5.100%	3/24/21	10,297	10,643
	KeyCorp	4.150%	10/29/25	7,000	7,995
	KeyCorp	2.250%	4/6/27	350	366
	KeyCorp	4.100%	4/30/28	15,050	17,281
	KeyCorp	2.550%	10/1/29	14,125	14,519
	Lloyds Banking Group plc	3.100%	7/6/21	3,310	3,372
	Lloyds Banking Group plc	3.000%	1/11/22	4,456	4,595
[4]	Lloyds Banking Group plc	2.858%	3/17/23	14,735	15,177
	Lloyds Banking Group plc	4.050%	8/16/23	35,100	37,982
[4]	Lloyds Banking Group plc	2.907%	11/7/23	21,230	22,026
	Lloyds Banking Group plc	3.900%	3/12/24	11,050	12,026
	Lloyds Banking Group plc	4.500%	11/4/24	14,964	16,302
	Lloyds Banking Group plc	4.450%	5/8/25	7,974	9,031
	Lloyds Banking Group plc	4.582%	12/10/25	38,590	42,645
[4]	Lloyds Banking Group plc	2.438%	2/5/26	1,090	1,119
	Lloyds Banking Group plc	4.650%	3/24/26	12,532	13,924
	Lloyds Banking Group plc	3.750%	1/11/27	9,282	10,214
	Lloyds Banking Group plc	4.375%	3/22/28	36,945	42,552
	Lloyds Banking Group plc	4.550%	8/16/28	16,875	19,676
[4]	Lloyds Banking Group plc	3.574%	11/7/28	21,260	23,074
	Lloyds Banking Group plc	5.300%	12/1/45	6,169	8,091
	Lloyds Banking Group plc	4.344%	1/9/48	19,535	22,739
	M&T Bank Corp.	3.550%	7/26/23	7,250	7,938
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,145	2,218
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	11,849	12,927
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,000	2,220
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	10,000	10,300
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	20,346	20,700
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	2,000	2,070
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	14,800	15,416
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	13,950	14,477
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	28,350	29,447
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	14,000	14,940
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	26,117	28,335
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,616	3,782
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,720	27,704
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	12,575	13,354

39

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	14,930	15,406
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	36,524	40,253
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,625	10,238
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	51,906	57,508
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,011	28,520
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	15,600	17,810
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,150	5,974
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	22,190	25,010
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	21,300	23,157
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	16,450	17,057
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,329	4,009
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,500	1,789
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	13,975	15,802
	Mizuho Financial Group Inc.	2.273%	9/13/21	1,650	1,681
	Mizuho Financial Group Inc.	2.953%	2/28/22	1,500	1,559
	Mizuho Financial Group Inc.	2.601%	9/11/22	1,500	1,558
	Mizuho Financial Group Inc.	3.549%	3/5/23	13,700	14,655
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	26,655	27,555
[4]	Mizuho Financial Group Inc.	3.922%	9/11/24	11,060	11,925
[4]	Mizuho Financial Group Inc.	2.839%	7/16/25	27,900	29,245
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	15,525	16,168
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	137	140
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,100	2,302
	Mizuho Financial Group Inc.	4.018%	3/5/28	20,525	23,221
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	15,000	17,276
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	30,655	33,058
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,960	5,207
	Morgan Stanley	5.750%	1/25/21	35	36
	Morgan Stanley	5.500%	7/28/21	5,879	6,188
	Morgan Stanley	2.625%	11/17/21	36,817	37,830
	Morgan Stanley	2.750%	5/19/22	9,291	9,650
	Morgan Stanley	4.875%	11/1/22	23,505	25,563
	Morgan Stanley	3.125%	1/23/23	14,453	15,318
	Morgan Stanley	3.750%	2/25/23	68,890	74,316
	Morgan Stanley	4.100%	5/22/23	23,536	25,365
[4]	Morgan Stanley	3.737%	4/24/24	25,286	27,257
	Morgan Stanley	3.875%	4/29/24	39,763	43,926
	Morgan Stanley	3.700%	10/23/24	51,104	56,656
[4]	Morgan Stanley	2.720%	7/22/25	100	106
	Morgan Stanley	4.000%	7/23/25	53,693	60,728
	Morgan Stanley	5.000%	11/24/25	23,614	27,749
	Morgan Stanley	3.875%	1/27/26	41,491	46,980
[4]	Morgan Stanley	2.188%	4/28/26	23,255	24,157
	Morgan Stanley	3.125%	7/27/26	34,300	37,708
	Morgan Stanley	6.250%	8/9/26	12,932	16,509
	Morgan Stanley	4.350%	9/8/26	36,032	41,409
	Morgan Stanley	3.625%	1/20/27	26,985	30,429
	Morgan Stanley	3.950%	4/23/27	28,446	31,895
[4]	Morgan Stanley	3.591%	7/22/28	46,005	51,766
[4]	Morgan Stanley	3.772%	1/24/29	10,920	12,437
[4]	Morgan Stanley	4.431%	1/23/30	22,775	27,044
[4]	Morgan Stanley	2.699%	1/22/31	97,625	103,638
[4]	Morgan Stanley	3.622%	4/1/31	56,900	65,101
	Morgan Stanley	7.250%	4/1/32	10,237	15,318
[4]	Morgan Stanley	3.971%	7/22/38	24,382	29,059
[4]	Morgan Stanley	4.457%	4/22/39	24,450	30,871
	Morgan Stanley	6.375%	7/24/42	39,153	61,554
	Morgan Stanley	4.300%	1/27/45	45,129	56,638
	Morgan Stanley	4.375%	1/22/47	1,410	1,825
[4]	Morgan Stanley	5.597%	3/24/51	16,310	24,705
	MUFG Americas Holdings Corp.	3.500%	6/18/22	16,668	17,333
	MUFG Americas Holdings Corp.	3.000%	2/10/25	8,365	8,909
	MUFG Union Bank NA	3.150%	4/1/22	45,171	47,092
	MUFG Union Bank NA	2.100%	12/9/22	14,755	15,157

40

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Australia Bank Ltd.	1.875%	7/12/21	9,684	9,817
	National Australia Bank Ltd.	3.375%	9/20/21	20,265	20,972
	National Australia Bank Ltd.	3.700%	11/4/21	11,030	11,498
	National Australia Bank Ltd.	2.800%	1/10/22	6,254	6,464
	National Australia Bank Ltd.	2.500%	5/22/22	8,774	9,091
	National Australia Bank Ltd.	3.000%	1/20/23	1,050	1,112
	National Australia Bank Ltd.	2.875%	4/12/23	1,750	1,852
	National Australia Bank Ltd.	3.625%	6/20/23	12,000	13,020
	National Australia Bank Ltd.	3.375%	1/14/26	6,752	7,554
	National Australia Bank Ltd.	2.500%	7/12/26	20,194	22,001
	National Bank of Canada	2.100%	2/1/23	13,070	13,390
[4]	New York Community Bancorp Inc.	5.900%	11/6/28	675	662
[6]	Nordea Bank Abp	4.875%	5/13/21	200	206
[6]	Nordea Bank Abp	2.250%	5/27/21	200	203
	Northern Trust Corp.	3.375%	8/23/21	1,993	2,059
	Northern Trust Corp.	2.375%	8/2/22	5,710	5,925
	Northern Trust Corp.	3.950%	10/30/25	8,975	10,360
	Northern Trust Corp.	3.650%	8/3/28	5,600	6,534
	Northern Trust Corp.	3.150%	5/3/29	9,200	10,494
[4]	Northern Trust Corp.	3.375%	5/8/32	4,250	4,546
	People's United Bank NA	4.000%	7/15/24	3,850	4,005
	People's United Financial Inc.	3.650%	12/6/22	6,850	7,081
	PNC Bank NA	2.550%	12/9/21	7,630	7,825
	PNC Bank NA	2.625%	2/17/22	21,350	22,011
[4]	PNC Bank NA	2.232%	7/22/22	6,883	6,985
	PNC Bank NA	2.450%	7/28/22	2,500	2,591
	PNC Bank NA	2.700%	11/1/22	10,284	10,746
[4]	PNC Bank NA	2.028%	12/9/22	4,685	4,776
	PNC Bank NA	2.950%	1/30/23	10,277	10,816
[4]	PNC Bank NA	1.743%	2/24/23	2,000	2,032
	PNC Bank NA	3.800%	7/25/23	21,072	22,821
	PNC Bank NA	3.300%	10/30/24	6,303	6,912
	PNC Bank NA	2.950%	2/23/25	12,401	13,484
	PNC Bank NA	3.250%	6/1/25	28,417	31,509
	PNC Bank NA	3.100%	10/25/27	10,615	11,896
	PNC Bank NA	3.250%	1/22/28	5,760	6,493
	PNC Bank NA	4.050%	7/26/28	10,787	12,642
	PNC Bank NA	2.700%	10/22/29	7,075	7,527
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,405	5,689
	PNC Financial Services Group Inc.	3.500%	1/23/24	25,373	27,651
	PNC Financial Services Group Inc.	3.900%	4/29/24	23,410	25,781
	PNC Financial Services Group Inc.	2.200%	11/1/24	989	1,047
	PNC Financial Services Group Inc.	2.600%	7/23/26	1,000	1,084
	PNC Financial Services Group Inc.	3.150%	5/19/27	11,347	12,684
	PNC Financial Services Group Inc.	3.450%	4/23/29	29,222	33,707
	PNC Financial Services Group Inc.	2.550%	1/22/30	19,945	21,435
	PNC Funding Corp.	3.300%	3/8/22	10,317	10,767
[4]	Regions Bank	3.374%	8/13/21	5,500	5,500
	Regions Bank	6.450%	6/26/37	4,491	6,060
	Regions Financial Corp.	2.750%	8/14/22	11,129	11,586
	Regions Financial Corp.	3.800%	8/14/23	11,075	12,044
	Regions Financial Corp.	2.250%	5/18/25	8,300	8,672
	Regions Financial Corp.	7.375%	12/10/37	3,950	5,562
	Royal Bank of Canada	2.500%	1/19/21	42	42
	Royal Bank of Canada	3.200%	4/30/21	22,050	22,568
	Royal Bank of Canada	2.750%	2/1/22	15,028	15,572
	Royal Bank of Canada	2.800%	4/29/22	21,810	22,705
	Royal Bank of Canada	1.950%	1/17/23	2,500	2,576
	Royal Bank of Canada	1.600%	4/17/23	18,600	19,065
	Royal Bank of Canada	3.700%	10/5/23	20,120	21,950
	Royal Bank of Canada	2.550%	7/16/24	9,265	9,839
	Royal Bank of Canada	2.250%	11/1/24	38,250	40,244
	Royal Bank of Canada	1.150%	6/10/25	23,200	23,236
	Royal Bank of Canada	4.650%	1/27/26	11,818	13,761

41

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Royal Bank of Scotland Group plc	6.125%	12/15/22	5,792	6,322
[4]	Royal Bank of Scotland Group plc	3.498%	5/15/23	14,190	14,720
	Royal Bank of Scotland Group plc	6.100%	6/10/23	10,000	11,021
	Royal Bank of Scotland Group plc	3.875%	9/12/23	44,604	48,090
	Royal Bank of Scotland Group plc	6.000%	12/19/23	8,325	9,325
	Royal Bank of Scotland Group plc	5.125%	5/28/24	20,178	21,958
[4]	Royal Bank of Scotland Group plc	4.519%	6/25/24	21,820	23,704
[4]	Royal Bank of Scotland Group plc	4.269%	3/22/25	4,050	4,403
	Royal Bank of Scotland Group plc	4.800%	4/5/26	5,231	6,022
[4]	Royal Bank of Scotland Group plc	3.073%	5/22/28	15,000	15,756
[4]	Royal Bank of Scotland Group plc	4.892%	5/18/29	37,850	44,591
[4]	Royal Bank of Scotland Group plc	3.754%	11/1/29	333	345
[4]	Royal Bank of Scotland Group plc	5.076%	1/27/30	42,060	50,324
[4]	Royal Bank of Scotland Group plc	4.445%	5/8/30	12,700	14,628
	Santander Holdings USA Inc.	4.450%	12/3/21	5,000	5,181
	Santander Holdings USA Inc.	3.400%	1/18/23	14,800	15,373
	Santander Holdings USA Inc.	3.500%	6/7/24	5,600	5,856
	Santander Holdings USA Inc.	4.500%	7/17/25	23,575	25,378
	Santander Holdings USA Inc.	3.244%	10/5/26	24,250	25,220
	Santander Holdings USA Inc.	4.400%	7/13/27	19,694	21,178
	Santander UK Group Holdings plc	3.125%	1/8/21	15,920	16,099
	Santander UK Group Holdings plc	2.875%	8/5/21	11,649	11,917
	Santander UK Group Holdings plc	3.571%	1/10/23	7,961	8,239
[4]	Santander UK Group Holdings plc	4.796%	11/15/24	9,550	10,558
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	7,273	7,964
	Santander UK plc	3.750%	11/15/21	7,015	7,296
	Santander UK plc	2.100%	1/13/23	9,000	9,293
	Santander UK plc	4.000%	3/13/24	23,628	26,035
	Santander UK plc	2.875%	6/18/24	13,914	14,824
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	13,140	13,337
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	31,400	31,871
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	8,650	8,984
[4]	State Street Corp.	2.653%	5/15/23	10,975	11,372
	State Street Corp.	3.100%	5/15/23	12,853	13,818
	State Street Corp.	3.700%	11/20/23	11,241	12,447
[4]	State Street Corp.	3.776%	12/3/24	10,800	11,897
	State Street Corp.	3.550%	8/18/25	20,466	23,276
[4]	State Street Corp.	2.354%	11/1/25	8,825	9,334
[4,6]	State Street Corp.	2.901%	3/30/26	6,963	7,538
	State Street Corp.	2.650%	5/19/26	11,565	12,688
[4]	State Street Corp.	4.141%	12/3/29	5,355	6,435
	State Street Corp.	2.400%	1/24/30	9,225	9,830
[4,6]	State Street Corp.	3.152%	3/30/31	700	786
[4]	State Street Corp.	3.031%	11/1/34	25,900	27,615
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	6,137	6,428
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	350	367
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	10,098	10,977
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	10,743
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	8,050	8,728
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,100	3,445
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	5,825	5,921
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	11,729	11,999
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,244	10,564
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	22,708	23,614
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	5,679	5,929
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,385	16,255
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,850	10,667
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,500	14,783
[6]	Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	50	54
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	31,400	33,223
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	41,500	43,552
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	9,200	9,600
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	21,118	23,883
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,110	14,989

42

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	11,600	12,578
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,855	11,828
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	16,308	17,821
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,850	16,410
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	31,180	35,623
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	6,210	7,269
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	18,800	20,216
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	4,650	4,905
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,200	13,879
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	24,155	25,704
	SVB Financial Group	3.500%	1/29/25	6,475	6,841
	SVB Financial Group	3.125%	6/5/30	3,000	3,210
	Svenska Handelsbanken AB	2.450%	3/30/21	19,351	19,616
	Svenska Handelsbanken AB	1.875%	9/7/21	9,938	10,087
	Svenska Handelsbanken AB	3.900%	11/20/23	100	111
	Synchrony Bank	3.000%	6/15/22	6,747	6,885
	Synchrony Financial	3.750%	8/15/21	7,738	7,864
	Synchrony Financial	2.850%	7/25/22	5,475	5,516
	Synchrony Financial	4.375%	3/19/24	1,000	1,054
	Synchrony Financial	4.250%	8/15/24	9,151	9,598
	Synchrony Financial	4.500%	7/23/25	18,454	19,598
	Synchrony Financial	3.700%	8/4/26	10,125	10,392
	Synchrony Financial	3.950%	12/1/27	12,800	13,320
	Synchrony Financial	5.150%	3/19/29	2,450	2,757
[4]	Synovus Bank	2.289%	2/10/23	3,050	3,081
	Synovus Financial Corp.	3.125%	11/1/22	3,257	3,305
	Toronto-Dominion Bank	2.500%	12/14/20	11,941	12,045
	Toronto-Dominion Bank	2.125%	4/7/21	22,937	23,251
	Toronto-Dominion Bank	1.800%	7/13/21	17,179	17,435
	Toronto-Dominion Bank	1.900%	12/1/22	19,725	20,351
	Toronto-Dominion Bank	0.750%	6/12/23	20,000	20,061
	Toronto-Dominion Bank	3.500%	7/19/23	5,550	6,054
	Toronto-Dominion Bank	3.250%	3/11/24	54,400	59,205
	Toronto-Dominion Bank	2.650%	6/12/24	8,465	9,048
	Toronto-Dominion Bank	1.150%	6/12/25	12,300	12,408
[4]	Toronto-Dominion Bank	3.625%	9/15/31	1,415	1,581
	Truist Bank	2.850%	4/1/21	385	391
[4]	Truist Bank	3.525%	10/26/21	2,750	2,776
	Truist Bank	2.625%	1/15/22	18,750	19,337
	Truist Bank	2.800%	5/17/22	9,451	9,840
	Truist Bank	2.450%	8/1/22	3,500	3,626
[4]	Truist Bank	3.502%	8/2/22	10,310	10,612
	Truist Bank	3.000%	2/2/23	6,666	7,049
	Truist Bank	1.250%	3/9/23	29,416	29,853
	Truist Bank	2.750%	5/1/23	7,075	7,464
	Truist Bank	3.200%	4/1/24	37,200	40,329
[4]	Truist Bank	3.689%	8/2/24	20,502	22,203
	Truist Bank	2.150%	12/6/24	5,250	5,526
	Truist Bank	1.500%	3/10/25	15,000	15,335
	Truist Bank	3.625%	9/16/25	24,053	26,757
	Truist Bank	4.050%	11/3/25	100	115
	Truist Bank	3.300%	5/15/26	7,025	7,746
	Truist Bank	3.800%	10/30/26	3,629	4,125
	Truist Bank	2.250%	3/11/30	1,000	1,010
	Truist Financial Corp.	2.900%	3/3/21	7,007	7,110
	Truist Financial Corp.	3.200%	9/3/21	4,450	4,583
	Truist Financial Corp.	2.700%	1/27/22	16,169	16,674
	Truist Financial Corp.	2.750%	4/1/22	7,989	8,279
	Truist Financial Corp.	3.050%	6/20/22	31,590	33,056
	Truist Financial Corp.	2.200%	3/16/23	1,500	1,556
	Truist Financial Corp.	3.750%	12/6/23	10,350	11,331
	Truist Financial Corp.	2.500%	8/1/24	2,337	2,484
	Truist Financial Corp.	2.850%	10/26/24	12,879	13,854
	Truist Financial Corp.	4.000%	5/1/25	8,456	9,620

43

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Truist Financial Corp.	3.700%	6/5/25	12,350	13,971
	Truist Financial Corp.	1.200%	8/5/25	11,300	11,413
	Truist Financial Corp.	3.875%	3/19/29	15,650	17,699
	Truist Financial Corp.	1.950%	6/5/30	4,600	4,675
[6]	UBS AG	2.450%	12/1/20	32,580	32,809
[4,6]	UBS Group AG	3.126%	8/13/30	2,450	2,649
	US Bancorp	2.350%	1/29/21	34	34
	US Bancorp	2.625%	1/24/22	16,089	16,611
	US Bancorp	3.000%	3/15/22	4,308	4,497
	US Bancorp	2.950%	7/15/22	17,278	18,121
	US Bancorp	3.700%	1/30/24	4,380	4,810
	US Bancorp	3.375%	2/5/24	32,600	35,602
	US Bancorp	2.400%	7/30/24	13,400	14,238
	US Bancorp	3.600%	9/11/24	2,768	3,072
	US Bancorp	1.450%	5/12/25	2,000	2,060
	US Bancorp	3.950%	11/17/25	1,612	1,857
	US Bancorp	3.100%	4/27/26	9,145	10,140
	US Bancorp	2.375%	7/22/26	13,300	14,399
	US Bancorp	3.150%	4/27/27	30,900	34,570
	US Bancorp	3.900%	4/26/28	2,075	2,470
	US Bancorp	3.000%	7/30/29	7,500	8,157
	US Bank NA	3.450%	11/16/21	5,860	6,087
	US Bank NA	1.800%	1/21/22	16,150	16,473
	US Bank NA	2.650%	5/23/22	16,050	16,712
	US Bank NA	1.950%	1/9/23	19,043	19,746
	US Bank NA	2.850%	1/23/23	8,555	9,032
	US Bank NA	3.400%	7/24/23	7,600	8,208
	US Bank NA	2.050%	1/21/25	15,975	16,893
	US Bank NA	2.800%	1/27/25	26,564	28,825
	Wachovia Corp.	6.605%	10/1/25	3,175	3,667
	Wachovia Corp.	5.500%	8/1/35	14,027	18,358
	Wachovia Corp.	6.550%	10/15/35	7,625	10,187
	Wells Fargo & Co.	2.550%	12/7/20	14,741	14,870
	Wells Fargo & Co.	3.000%	1/22/21	27	27
	Wells Fargo & Co.	2.100%	7/26/21	42,832	43,580
	Wells Fargo & Co.	3.500%	3/8/22	27,415	28,717
	Wells Fargo & Co.	2.625%	7/22/22	42,510	44,259
	Wells Fargo & Co.	3.069%	1/24/23	91,561	94,834
	Wells Fargo & Co.	3.450%	2/13/23	21,817	23,176
	Wells Fargo & Co.	4.125%	8/15/23	17,134	18,634
	Wells Fargo & Co.	4.480%	1/16/24	13,586	14,923
[4]	Wells Fargo & Co.	1.654%	6/2/24	40,000	40,552
	Wells Fargo & Co.	3.300%	9/9/24	8,766	9,589
	Wells Fargo & Co.	3.000%	2/19/25	30,299	32,610
	Wells Fargo & Co.	3.550%	9/29/25	27,820	31,037
[4]	Wells Fargo & Co.	2.406%	10/30/25	50,000	51,948
[4]	Wells Fargo & Co.	2.164%	2/11/26	15,910	16,387
	Wells Fargo & Co.	3.000%	4/22/26	53,781	58,591
[4]	Wells Fargo & Co.	2.188%	4/30/26	13,600	14,058
	Wells Fargo & Co.	4.100%	6/3/26	44,697	50,384
	Wells Fargo & Co.	3.000%	10/23/26	38,825	42,263
[4]	Wells Fargo & Co.	3.196%	6/17/27	16,850	18,263
	Wells Fargo & Co.	4.300%	7/22/27	25,205	28,847
[4]	Wells Fargo & Co.	3.584%	5/22/28	33,009	36,642
[4]	Wells Fargo & Co.	2.393%	6/2/28	33,950	35,048
[4]	Wells Fargo & Co.	2.879%	10/30/30	89,918	96,127
[4]	Wells Fargo & Co.	2.572%	2/11/31	61,675	64,539
[4]	Wells Fargo & Co.	4.478%	4/4/31	49,050	59,161
	Wells Fargo & Co.	5.375%	2/7/35	10,535	14,259
[4]	Wells Fargo & Co.	3.068%	4/30/41	59,050	61,443
	Wells Fargo & Co.	5.375%	11/2/43	9,704	13,077
	Wells Fargo & Co.	5.606%	1/15/44	23,716	32,882
	Wells Fargo & Co.	4.650%	11/4/44	27,701	34,220
	Wells Fargo & Co.	3.900%	5/1/45	23,750	27,897

44

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	4.900%	11/17/45	24,432	31,418
	Wells Fargo & Co.	4.400%	6/14/46	18,652	22,681
	Wells Fargo & Co.	4.750%	12/7/46	29,143	37,259
[4]	Wells Fargo & Co.	5.013%	4/4/51	95,135	131,384
	Wells Fargo & Co.	5.950%	12/1/86	5,067	6,092
[4]	Wells Fargo Bank NA	3.325%	7/23/21	38,175	38,291
	Wells Fargo Bank NA	3.625%	10/22/21	39,010	40,523
[4]	Wells Fargo Bank NA	2.082%	9/9/22	40,250	40,848
	Wells Fargo Bank NA	3.550%	8/14/23	14,495	15,671
	Wells Fargo Bank NA	5.950%	8/26/36	7,549	10,284
	Wells Fargo Bank NA	5.850%	2/1/37	16,477	22,689
	Wells Fargo Bank NA	6.600%	1/15/38	12,252	17,942
	Westpac Banking Corp.	2.000%	8/19/21	19,100	19,460
	Westpac Banking Corp.	2.800%	1/11/22	15,500	15,965
	Westpac Banking Corp.	2.500%	6/28/22	28,100	29,194
	Westpac Banking Corp.	2.750%	1/11/23	8,750	9,220
	Westpac Banking Corp.	2.000%	1/13/23	8,715	8,984
	Westpac Banking Corp.	3.650%	5/15/23	6,500	7,053
	Westpac Banking Corp.	3.300%	2/26/24	14,090	15,326
	Westpac Banking Corp.	2.350%	2/19/25	22,025	23,388
	Westpac Banking Corp.	2.850%	5/13/26	25,415	27,937
	Westpac Banking Corp.	2.700%	8/19/26	19,425	21,192
	Westpac Banking Corp.	3.350%	3/8/27	17,675	20,062
	Westpac Banking Corp.	3.400%	1/25/28	2,050	2,336
	Westpac Banking Corp.	2.650%	1/16/30	1,640	1,792
[4]	Westpac Banking Corp.	2.894%	2/4/30	33,750	34,194
[4]	Westpac Banking Corp.	4.322%	11/23/31	29,100	32,301
	Westpac Banking Corp.	4.110%	7/24/34	3,300	3,643
	Westpac Banking Corp.	4.421%	7/24/39	5,460	6,414
	Wintrust Financial Corp.	4.850%	6/6/29	2,250	2,392
	Zions Bancorp NA	3.250%	10/29/29	4,565	4,497

	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	8,575	9,291
	Affiliated Managers Group Inc.	3.500%	8/1/25	11,145	12,097
	Affiliated Managers Group Inc.	3.300%	6/15/30	2,000	2,037
	Ameriprise Financial Inc.	3.000%	3/22/22	2,850	2,964
	Ameriprise Financial Inc.	4.000%	10/15/23	14,266	15,803
	Ameriprise Financial Inc.	3.700%	10/15/24	11,880	13,223
	Ameriprise Financial Inc.	3.000%	4/2/25	1,438	1,557
	Ameriprise Financial Inc.	2.875%	9/15/26	400	434
[6]	Apollo Management Holdings LP	4.400%	5/27/26	150	168
	BGC Partners Inc.	5.125%	5/27/21	2,625	2,661
	BGC Partners Inc.	3.750%	10/1/24	6,335	6,246
	BlackRock Inc.	4.250%	5/24/21	7,855	8,124
	BlackRock Inc.	3.375%	6/1/22	12,535	13,239
	BlackRock Inc.	3.500%	3/18/24	17,925	19,734
	BlackRock Inc.	3.200%	3/15/27	1,925	2,174
	BlackRock Inc.	3.250%	4/30/29	6,975	8,000
	BlackRock Inc.	2.400%	4/30/30	13,360	14,385
	BlackRock Inc.	1.900%	1/28/31	11,550	11,783
	Brookfield Asset Management Inc.	4.000%	1/15/25	7,622	8,343
	Brookfield Finance Inc.	4.250%	6/2/26	2,350	2,643
	Brookfield Finance Inc.	3.900%	1/25/28	6,400	7,021
	Brookfield Finance Inc.	4.850%	3/29/29	11,278	13,257
	Brookfield Finance Inc.	4.350%	4/15/30	11,265	12,711
	Brookfield Finance Inc.	4.700%	9/20/47	10,360	11,924
	Brookfield Finance LLC	4.000%	4/1/24	12,550	13,551
	Brookfield Finance LLC	3.450%	4/15/50	7,975	7,664
	Cboe Global Markets Inc.	3.650%	1/12/27	7,669	8,597
	Charles Schwab Corp.	3.250%	5/21/21	7,850	8,026
	Charles Schwab Corp.	3.225%	9/1/22	3,955	4,152
	Charles Schwab Corp.	2.650%	1/25/23	6,029	6,345
	Charles Schwab Corp.	3.550%	2/1/24	9,775	10,700

45

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Charles Schwab Corp.	3.000%	3/10/25	830	903
Charles Schwab Corp.	3.850%	5/21/25	6,863	7,751
Charles Schwab Corp.	3.450%	2/13/26	3,495	3,933
Charles Schwab Corp.	3.200%	3/2/27	12,950	14,499
Charles Schwab Corp.	3.200%	1/25/28	6,856	7,663
Charles Schwab Corp.	4.000%	2/1/29	8,648	10,159
Charles Schwab Corp.	3.250%	5/22/29	8,400	9,425
Charles Schwab Corp.	4.625%	3/22/30	770	960
CME Group Inc.	3.000%	9/15/22	8,187	8,637
CME Group Inc.	3.000%	3/15/25	6,650	7,323
CME Group Inc.	5.300%	9/15/43	12,162	18,080
CME Group Inc.	4.150%	6/15/48	6,025	8,104
E*TRADE Financial Corp.	2.950%	8/24/22	1,119	1,166
E*TRADE Financial Corp.	3.800%	8/24/27	6,250	6,929
E*TRADE Financial Corp.	4.500%	6/20/28	2,910	3,371
Eaton Vance Corp.	3.625%	6/15/23	3,350	3,513
Eaton Vance Corp.	3.500%	4/6/27	4,530	4,923
Franklin Resources Inc.	2.800%	9/15/22	10,700	11,147
Franklin Resources Inc.	2.850%	3/30/25	5,860	6,343
Intercontinental Exchange Inc.	3.450%	9/21/23	4,500	4,859
Intercontinental Exchange Inc.	4.000%	10/15/23	13,771	15,228
Intercontinental Exchange Inc.	3.750%	12/1/25	13,010	14,824
Intercontinental Exchange Inc.	3.100%	9/15/27	2,546	2,833
Intercontinental Exchange Inc.	3.750%	9/21/28	5,700	6,639
Intercontinental Exchange Inc.	2.100%	6/15/30	19,750	20,120
Intercontinental Exchange Inc.	4.250%	9/21/48	9,193	11,727
Intercontinental Exchange Inc.	3.000%	6/15/50	17,580	18,306
Invesco Finance plc	3.125%	11/30/22	7,442	7,850
Invesco Finance plc	4.000%	1/30/24	14,599	15,845
Invesco Finance plc	3.750%	1/15/26	2,346	2,566
Invesco Finance plc	5.375%	11/30/43	11,862	13,916
Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,334
Jefferies Financial Group Inc.	5.500%	10/18/23	8,700	9,427
Jefferies Group LLC	6.875%	4/15/21	30,693	32,130
Jefferies Group LLC	5.125%	1/20/23	1,630	1,779
Jefferies Group LLC	4.850%	1/15/27	10,977	12,061
Jefferies Group LLC	6.450%	6/8/27	675	797
Jefferies Group LLC	6.250%	1/15/36	3,825	4,352
Jefferies Group LLC	6.500%	1/20/43	5,140	6,005
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	16,660	18,055
Lazard Group LLC	3.750%	2/13/25	1,315	1,406
Lazard Group LLC	3.625%	3/1/27	8,785	9,220
Lazard Group LLC	4.500%	9/19/28	5,775	6,462
Lazard Group LLC	4.375%	3/11/29	1,040	1,154
Legg Mason Inc.	4.750%	3/15/26	4,960	5,617
Legg Mason Inc.	5.625%	1/15/44	7,345	9,187
Nasdaq Inc.	4.250%	6/1/24	4,418	4,882
Nasdaq Inc.	3.850%	6/30/26	6,448	7,253
Nasdaq Inc.	3.250%	4/28/50	4,860	5,084
Nomura Holdings Inc.	2.648%	1/16/25	10,565	10,992
Nomura Holdings Inc.	3.103%	1/16/30	23,500	24,356
Raymond James Financial Inc.	3.625%	9/15/26	2,601	2,882
Raymond James Financial Inc.	4.650%	4/1/30	6,120	7,322
Raymond James Financial Inc.	4.950%	7/15/46	14,870	18,174
Stifel Financial Corp.	3.500%	12/1/20	250	251
Stifel Financial Corp.	4.250%	7/18/24	10,125	10,796
TD Ameritrade Holding Corp.	2.950%	4/1/22	18,870	19,624
TD Ameritrade Holding Corp.	3.625%	4/1/25	6,880	7,683
TD Ameritrade Holding Corp.	3.300%	4/1/27	9,727	10,881
TD Ameritrade Holding Corp.	2.750%	10/1/29	5,450	6,000

46

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	17,780	17,936
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	2,240	2,262
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	14,927	14,926
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	4,040	3,989
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	6,989	7,040
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	7,308	7,110
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	250	245
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	1,600	1,579
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	200	189
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	9,363	8,798
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	13,500	14,144
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	7,250	6,982
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	5,650	5,360
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	16,162	14,296
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	13,000	11,734
Air Lease Corp.	3.500%	1/15/22	4,100	4,142
Air Lease Corp.	3.750%	2/1/22	5,525	5,580
Air Lease Corp.	2.625%	7/1/22	7,844	7,785
Air Lease Corp.	2.250%	1/15/23	5,430	5,309
Air Lease Corp.	2.750%	1/15/23	6,324	6,260
Air Lease Corp.	3.875%	7/3/23	23,775	24,082
Air Lease Corp.	3.000%	9/15/23	4,453	4,389
Air Lease Corp.	4.250%	2/1/24	8,000	8,238
Air Lease Corp.	4.250%	9/15/24	3,755	3,849
Air Lease Corp.	2.300%	2/1/25	11,495	10,918
Air Lease Corp.	3.250%	3/1/25	12,580	12,564
Air Lease Corp.	3.375%	7/1/25	12,000	12,004
Air Lease Corp.	3.625%	4/1/27	5,575	5,435
Air Lease Corp.	3.625%	12/1/27	4,950	4,892
Air Lease Corp.	4.625%	10/1/28	6,990	7,110
Air Lease Corp.	3.250%	10/1/29	10,150	9,580
Air Lease Corp.	3.000%	2/1/30	9,057	8,389
Aircastle Ltd.	4.400%	9/25/23	11,175	10,658
Aircastle Ltd.	4.125%	5/1/24	2,017	1,883
Aircastle Ltd.	4.250%	6/15/26	9,830	9,019
Ares Capital Corp.	3.625%	1/19/22	400	407
Ares Capital Corp.	3.500%	2/10/23	17,535	17,622
Ares Capital Corp.	4.200%	6/10/24	8,967	9,124
Ares Capital Corp.	4.250%	3/1/25	8,930	9,270
Ares Capital Corp.	3.250%	7/15/25	8,700	8,439
FS KKR Capital Corp.	4.750%	5/15/22	5,499	5,451
FS KKR Capital Corp.	4.625%	7/15/24	4,050	4,035
FS KKR Capital Corp.	4.125%	2/1/25	4,200	4,056
GATX Corp.	3.250%	3/30/25	5,106	5,241
GATX Corp.	3.250%	9/15/26	3,100	3,214
GATX Corp.	3.850%	3/30/27	8,875	9,452
GATX Corp.	3.500%	3/15/28	7,150	7,357

47

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	GATX Corp.	4.550%	11/7/28	5,950	6,529
	GATX Corp.	4.700%	4/1/29	3,725	4,219
	GATX Corp.	4.000%	6/30/30	4,335	4,693
	GATX Corp.	5.200%	3/15/44	1,277	1,548
	GATX Corp.	4.500%	3/30/45	1,952	2,047
[6]	GE Capital Funding LLC	4.050%	5/15/27	12,900	13,593
[6]	GE Capital Funding LLC	4.400%	5/15/30	37,400	38,867
[6]	GE Capital Funding LLC	4.550%	5/15/32	11,100	11,443
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	38,330	40,002
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	130,793	131,780
	Goldman Sachs BDC Inc.	3.750%	2/10/25	700	721
	International Lease Finance Corp.	8.250%	12/15/20	14,183	14,424
	International Lease Finance Corp.	4.625%	4/15/21	5,795	5,866
	International Lease Finance Corp.	8.625%	1/15/22	13,210	14,138
	International Lease Finance Corp.	5.875%	8/15/22	10,484	10,850
	Main Street Capital Corp.	5.200%	5/1/24	700	719
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,150	2,101
	Owl Rock Capital Corp.	5.250%	4/15/24	1,900	1,986
	Owl Rock Capital Corp.	4.000%	3/30/25	4,320	4,248
	Owl Rock Capital Corp.	3.750%	7/22/25	8,800	8,575
	Prospect Capital Corp.	5.875%	3/15/23	2,580	2,581
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	3,726	3,654

	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	1,529	2,232
	AEGON Funding Co. LLC	5.750%	12/15/20	9,425	9,619
[4]	Aegon NV	5.500%	4/11/48	7,800	8,209
	Aetna Inc.	2.750%	11/15/22	10,145	10,564
	Aetna Inc.	2.800%	6/15/23	13,025	13,705
	Aetna Inc.	3.500%	11/15/24	11,303	12,279
	Aetna Inc.	6.625%	6/15/36	8,456	11,813
	Aetna Inc.	6.750%	12/15/37	4,877	6,948
	Aetna Inc.	4.500%	5/15/42	5,842	6,953
	Aetna Inc.	4.125%	11/15/42	2,503	2,795
	Aetna Inc.	4.750%	3/15/44	3,575	4,285
	Aetna Inc.	3.875%	8/15/47	13,100	14,619
	Aflac Inc.	3.625%	6/15/23	8,859	9,654
	Aflac Inc.	3.625%	11/15/24	8,770	9,907
	Aflac Inc.	3.250%	3/17/25	6,097	6,744
	Aflac Inc.	2.875%	10/15/26	1,473	1,618
	Aflac Inc.	3.600%	4/1/30	17,580	20,509
	Aflac Inc.	4.000%	10/15/46	4,650	5,347
	Aflac Inc.	4.750%	1/15/49	14,108	18,044
	Alleghany Corp.	4.950%	6/27/22	2,295	2,472
	Alleghany Corp.	4.900%	9/15/44	8,027	9,153
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	10,897
	Allstate Corp.	3.150%	6/15/23	10,500	11,281
	Allstate Corp.	3.280%	12/15/26	5,805	6,600
	Allstate Corp.	5.350%	6/1/33	2,179	2,951
	Allstate Corp.	5.550%	5/9/35	2,906	4,108
	Allstate Corp.	5.950%	4/1/36	1,613	2,253
	Allstate Corp.	4.500%	6/15/43	8,187	10,466
	Allstate Corp.	4.200%	12/15/46	3,070	3,840
	Allstate Corp.	3.850%	8/10/49	7,209	8,811
[4]	Allstate Corp.	5.750%	8/15/53	8,225	8,482
[4]	Allstate Corp.	6.500%	5/15/67	4,240	5,088
	American Equity Investment Life Holding Co.	5.000%	6/15/27	177	191
	American Financial Group Inc.	3.500%	8/15/26	4,210	4,481
	American Financial Group Inc.	5.250%	4/2/30	7,500	8,869
	American Financial Group Inc.	4.500%	6/15/47	7,715	7,955
	American International Group Inc.	6.400%	12/15/20	28,138	28,888
	American International Group Inc.	3.300%	3/1/21	2,675	2,720
	American International Group Inc.	4.875%	6/1/22	17,948	19,339
	American International Group Inc.	4.125%	2/15/24	7,551	8,370

48

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	American International Group Inc.	2.500%	6/30/25	25,525	26,945
	American International Group Inc.	3.750%	7/10/25	4,140	4,574
	American International Group Inc.	3.900%	4/1/26	10,340	11,644
	American International Group Inc.	4.200%	4/1/28	10,672	12,139
	American International Group Inc.	4.250%	3/15/29	3,975	4,529
	American International Group Inc.	3.400%	6/30/30	19,780	21,281
	American International Group Inc.	3.875%	1/15/35	11,398	12,780
	American International Group Inc.	4.700%	7/10/35	6,971	8,413
	American International Group Inc.	6.250%	5/1/36	7,263	9,583
	American International Group Inc.	4.500%	7/16/44	31,138	36,132
	American International Group Inc.	4.800%	7/10/45	12,430	15,015
	American International Group Inc.	4.750%	4/1/48	11,606	13,970
[4]	American International Group Inc.	5.750%	4/1/48	8,722	8,929
	American International Group Inc.	4.375%	6/30/50	11,430	13,082
	American International Group Inc.	4.375%	1/15/55	12,630	14,624
[4]	American International Group Inc.	8.175%	5/15/68	4,775	5,933
	Anthem Inc.	3.700%	8/15/21	6,974	7,157
	Anthem Inc.	3.125%	5/15/22	12,302	12,870
	Anthem Inc.	2.950%	12/1/22	9,032	9,505
	Anthem Inc.	3.300%	1/15/23	13,347	14,211
	Anthem Inc.	3.500%	8/15/24	10,460	11,437
	Anthem Inc.	3.350%	12/1/24	20,409	22,402
	Anthem Inc.	2.375%	1/15/25	8,090	8,570
	Anthem Inc.	3.650%	12/1/27	32,945	37,431
	Anthem Inc.	4.101%	3/1/28	31,284	36,556
	Anthem Inc.	2.875%	9/15/29	5,790	6,253
	Anthem Inc.	2.250%	5/15/30	14,720	15,127
	Anthem Inc.	5.950%	12/15/34	401	560
	Anthem Inc.	5.850%	1/15/36	3,708	5,050
	Anthem Inc.	6.375%	6/15/37	4,450	6,219
	Anthem Inc.	4.625%	5/15/42	16,912	21,185
	Anthem Inc.	4.650%	1/15/43	10,821	13,707
	Anthem Inc.	5.100%	1/15/44	11,885	15,776
	Anthem Inc.	4.650%	8/15/44	9,217	11,713
	Anthem Inc.	4.375%	12/1/47	16,976	21,149
	Anthem Inc.	4.550%	3/1/48	5,503	6,998
	Anthem Inc.	3.700%	9/15/49	8,790	9,929
	Anthem Inc.	3.125%	5/15/50	3,755	3,896
	Anthem Inc.	4.850%	8/15/54	4,325	4,975
	Aon Corp.	8.205%	1/1/27	619	749
	Aon Corp.	4.500%	12/15/28	9,500	11,268
	Aon Corp.	3.750%	5/2/29	8,550	9,788
	Aon Corp.	2.800%	5/15/30	12,520	13,312
	Aon Corp.	6.250%	9/30/40	7,490	10,822
	Aon plc	2.800%	3/15/21	14,115	14,326
	Aon plc	4.000%	11/27/23	625	683
	Aon plc	3.500%	6/14/24	16,490	17,935
	Aon plc	3.875%	12/15/25	8,435	9,563
	Aon plc	4.600%	6/14/44	9,092	11,020
	Aon plc	4.750%	5/15/45	4,052	5,136
	Arch Capital Finance LLC	4.011%	12/15/26	10,220	11,546
	Arch Capital Finance LLC	5.031%	12/15/46	7,707	9,629
	Arch Capital Group Ltd.	7.350%	5/1/34	4,510	6,675
	Arch Capital Group US Inc.	5.144%	11/1/43	940	1,187
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,521
	Assurant Inc.	4.000%	3/15/23	8,175	8,616
	Assurant Inc.	4.200%	9/27/23	2,120	2,269
	Assurant Inc.	4.900%	3/27/28	2,900	3,149
	Assurant Inc.	3.700%	2/22/30	4,800	4,806
	Assurant Inc.	6.750%	2/15/34	1,103	1,320
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	5,548	6,184
	Athene Holding Ltd.	4.125%	1/12/28	11,950	12,299
	Athene Holding Ltd.	6.150%	4/3/30	9,700	11,152
	AXA SA	8.600%	12/15/30	15,046	21,365

49

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	3,220
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,210	2,985
	AXIS Specialty Finance plc	4.000%	12/6/27	15,014	15,906
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	23,975	25,081
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	6,312	9,354
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	10,865	14,204
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	10,650	13,758
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	31,080	39,342
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	41,590	53,276
	Berkshire Hathaway Inc.	2.200%	3/15/21	6,186	6,257
	Berkshire Hathaway Inc.	3.750%	8/15/21	3,641	3,773
	Berkshire Hathaway Inc.	3.400%	1/31/22	2,955	3,092
	Berkshire Hathaway Inc.	3.000%	2/11/23	2,806	2,991
	Berkshire Hathaway Inc.	2.750%	3/15/23	12,264	12,973
	Berkshire Hathaway Inc.	3.125%	3/15/26	22,301	24,858
	Berkshire Hathaway Inc.	4.500%	2/11/43	12,629	16,704
	Brighthouse Financial Inc.	3.700%	6/22/27	15,747	15,971
	Brighthouse Financial Inc.	5.625%	5/15/30	6,669	7,385
	Brighthouse Financial Inc.	4.700%	6/22/47	16,700	15,253
	Brown & Brown Inc.	4.200%	9/15/24	5,390	5,851
	Brown & Brown Inc.	4.500%	3/15/29	4,481	4,906
	Chubb Corp.	6.000%	5/11/37	5,045	7,235
	Chubb Corp.	6.500%	5/15/38	2,724	4,165
	Chubb INA Holdings Inc.	2.875%	11/3/22	22,308	23,423
	Chubb INA Holdings Inc.	2.700%	3/13/23	12,433	13,130
	Chubb INA Holdings Inc.	3.350%	5/15/24	6,499	7,141
	Chubb INA Holdings Inc.	3.150%	3/15/25	16,278	18,007
	Chubb INA Holdings Inc.	3.350%	5/3/26	18,760	21,355
	Chubb INA Holdings Inc.	6.700%	5/15/36	2,280	3,421
	Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	6,105
	Chubb INA Holdings Inc.	4.350%	11/3/45	22,826	29,582
	Cigna Holding Co.	4.375%	12/15/20	8,571	8,608
	Cincinnati Financial Corp.	6.920%	5/15/28	4,256	5,584
	Cincinnati Financial Corp.	6.125%	11/1/34	2,070	2,899
	CNA Financial Corp.	5.750%	8/15/21	4,168	4,388
	CNA Financial Corp.	3.950%	5/15/24	5,090	5,528
	CNA Financial Corp.	4.500%	3/1/26	2,220	2,514
	CNA Financial Corp.	3.450%	8/15/27	8,935	9,402
	CNA Financial Corp.	3.900%	5/1/29	1,360	1,482
	CNO Financial Group Inc.	5.250%	5/30/29	3,610	3,863
	Enstar Group Ltd.	4.500%	3/10/22	2,382	2,430
	Enstar Group Ltd.	4.950%	6/1/29	11,500	12,098
	Equitable Holdings Inc.	3.900%	4/20/23	3,985	4,254
	Equitable Holdings Inc.	7.000%	4/1/28	4,300	5,258
	Equitable Holdings Inc.	4.350%	4/20/28	21,111	23,509
	Equitable Holdings Inc.	5.000%	4/20/48	22,235	25,290
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,500	5,209
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,475	6,974
	Fidelity National Financial Inc.	5.500%	9/1/22	4,300	4,628
	Fidelity National Financial Inc.	3.400%	6/15/30	7,550	7,836
	First American Financial Corp.	4.600%	11/15/24	5,110	5,509
	Globe Life Inc.	3.800%	9/15/22	1,585	1,665
	Globe Life Inc.	4.550%	9/15/28	4,947	5,623
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,000	5,443
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,220	6,582
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	6,025
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	8,110
	Hartford Financial Services Group Inc.	4.300%	4/15/43	8,465	9,758
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,790	13,540
	Humana Inc.	3.150%	12/1/22	7,510	7,875
	Humana Inc.	2.900%	12/15/22	7,770	8,118
	Humana Inc.	3.850%	10/1/24	10,627	11,648
	Humana Inc.	3.950%	3/15/27	10,335	11,695
	Humana Inc.	3.125%	8/15/29	7,800	8,471

50

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Humana Inc.	4.875%	4/1/30	5,143	6,332
	Humana Inc.	4.625%	12/1/42	8,638	10,870
	Humana Inc.	4.950%	10/1/44	13,118	17,069
	Humana Inc.	4.800%	3/15/47	4,200	5,427
	Humana Inc.	3.950%	8/15/49	1,200	1,395
	Kemper Corp.	4.350%	2/15/25	2,353	2,528
	Lincoln National Corp.	4.200%	3/15/22	6,315	6,646
	Lincoln National Corp.	4.000%	9/1/23	6,905	7,508
	Lincoln National Corp.	3.350%	3/9/25	4,009	4,345
	Lincoln National Corp.	3.625%	12/12/26	6,555	7,290
	Lincoln National Corp.	3.800%	3/1/28	11,746	12,959
	Lincoln National Corp.	3.050%	1/15/30	9,613	10,110
	Lincoln National Corp.	6.300%	10/9/37	5,029	6,646
	Lincoln National Corp.	7.000%	6/15/40	7,022	9,887
	Lincoln National Corp.	4.350%	3/1/48	1,221	1,355
	Loews Corp.	2.625%	5/15/23	12,780	13,401
	Loews Corp.	3.750%	4/1/26	110	123
	Loews Corp.	3.200%	5/15/30	8,770	9,477
	Loews Corp.	6.000%	2/1/35	2,143	2,897
	Loews Corp.	4.125%	5/15/43	7,362	8,034
	Manulife Financial Corp.	4.150%	3/4/26	11,946	14,018
[4]	Manulife Financial Corp.	4.061%	2/24/32	10,262	10,822
	Manulife Financial Corp.	5.375%	3/4/46	9,557	12,603
	Markel Corp.	4.900%	7/1/22	1,100	1,179
	Markel Corp.	3.500%	11/1/27	6,945	7,411
	Markel Corp.	3.350%	9/17/29	3,500	3,717
	Markel Corp.	5.000%	4/5/46	5,653	6,977
	Markel Corp.	4.300%	11/1/47	4,459	4,962
	Markel Corp.	5.000%	5/20/49	3,185	3,987
	Markel Corp.	4.150%	9/17/50	6,345	7,142
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,849	2,947
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	10,540	10,882
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,666
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	22,350	24,724
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,697	5,131
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	12,023	13,256
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	6,580	7,451
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	5,900	7,076
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	20,395	21,154
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,939	4,090
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,705	4,722
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	6,419	8,002
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	4,905	6,037
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	13,080	17,748
	Mercury General Corp.	4.400%	3/15/27	4,185	4,400
	MetLife Inc.	3.048%	12/15/22	6,650	7,048
	MetLife Inc.	4.368%	9/15/23	9,614	10,717
	MetLife Inc.	3.600%	4/10/24	14,220	15,730
	MetLife Inc.	3.000%	3/1/25	14,675	16,051
	MetLife Inc.	3.600%	11/13/25	8,075	9,170
	MetLife Inc.	4.550%	3/23/30	17,305	21,471
	MetLife Inc.	6.375%	6/15/34	3,323	4,992
	MetLife Inc.	5.700%	6/15/35	2,243	3,185
	MetLife Inc.	5.875%	2/6/41	21,483	30,000
	MetLife Inc.	4.125%	8/13/42	13,484	15,915
	MetLife Inc.	4.875%	11/13/43	5,832	7,510
	MetLife Inc.	4.721%	12/15/44	7,455	9,393
	MetLife Inc.	4.050%	3/1/45	17,721	21,218
	MetLife Inc.	4.600%	5/13/46	11,380	14,471
[4]	MetLife Inc.	6.400%	12/15/66	13,810	16,417
[4]	MetLife Inc.	10.750%	8/1/69	785	1,213
	Munich Re America Corp.	7.450%	12/15/26	2,350	3,239
[4]	Nationwide Financial Services Inc.	6.750%	5/15/87	1,199	1,367
	Old Republic International Corp.	4.875%	10/1/24	6,830	7,409

51

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Old Republic International Corp.	3.875%	8/26/26	5,893	6,319
	PartnerRe Finance B LLC	3.700%	7/2/29	7,500	8,229
	Primerica Inc.	4.750%	7/15/22	2,000	2,107
	Principal Financial Group Inc.	3.300%	9/15/22	3,025	3,187
	Principal Financial Group Inc.	3.125%	5/15/23	4,161	4,400
	Principal Financial Group Inc.	3.400%	5/15/25	13,709	15,062
	Principal Financial Group Inc.	3.100%	11/15/26	9,502	10,338
	Principal Financial Group Inc.	2.125%	6/15/30	8,000	8,048
	Principal Financial Group Inc.	4.625%	9/15/42	2,193	2,666
	Principal Financial Group Inc.	4.350%	5/15/43	4,195	4,929
	Principal Financial Group Inc.	4.300%	11/15/46	14,706	17,190
	Progressive Corp.	3.750%	8/23/21	10,283	10,673
	Progressive Corp.	2.450%	1/15/27	5,860	6,203
	Progressive Corp.	4.000%	3/1/29	7,805	9,274
	Progressive Corp.	6.625%	3/1/29	4,820	6,572
	Progressive Corp.	3.200%	3/26/30	4,837	5,483
	Progressive Corp.	6.250%	12/1/32	425	614
	Progressive Corp.	4.350%	4/25/44	3,660	4,662
	Progressive Corp.	4.125%	4/15/47	8,785	11,099
	Progressive Corp.	4.200%	3/15/48	4,750	6,114
	Progressive Corp.	3.950%	3/26/50	10,535	13,222
	Prudential Financial Inc.	4.500%	11/16/21	5,120	5,395
	Prudential Financial Inc.	3.500%	5/15/24	10,182	11,247
	Prudential Financial Inc.	3.878%	3/27/28	4,250	4,844
	Prudential Financial Inc.	2.100%	3/10/30	1,871	1,901
	Prudential Financial Inc.	5.750%	7/15/33	1,020	1,380
	Prudential Financial Inc.	5.700%	12/14/36	14,888	20,188
	Prudential Financial Inc.	6.625%	12/1/37	4,352	6,337
	Prudential Financial Inc.	3.000%	3/10/40	6,000	6,081
	Prudential Financial Inc.	6.625%	6/21/40	4,825	7,139
	Prudential Financial Inc.	6.200%	11/15/40	3,325	4,583
[4]	Prudential Financial Inc.	5.875%	9/15/42	12,470	13,249
[4]	Prudential Financial Inc.	5.625%	6/15/43	11,514	12,234
	Prudential Financial Inc.	5.100%	8/15/43	3,450	4,124
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,945	3,000
	Prudential Financial Inc.	4.600%	5/15/44	5,440	6,558
[4]	Prudential Financial Inc.	5.375%	5/15/45	14,780	15,371
[4]	Prudential Financial Inc.	4.500%	9/15/47	8,147	8,228
	Prudential Financial Inc.	3.905%	12/7/47	14,538	16,501
[4]	Prudential Financial Inc.	5.700%	9/15/48	14,001	15,436
	Prudential Financial Inc.	3.935%	12/7/49	12,233	13,753
	Prudential Financial Inc.	4.350%	2/25/50	9,100	10,840
	Prudential Financial Inc.	3.700%	3/13/51	17,391	18,920
	Prudential plc	3.125%	4/14/30	11,603	12,453
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,475	3,843
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,839	5,339
	Reinsurance Group of America Inc.	3.900%	5/15/29	11,870	12,889
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,582	3,873
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,200	4,482
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,853
	Selective Insurance Group Inc.	5.375%	3/1/49	2,900	3,272
	Sompo International Holdings Ltd.	4.700%	10/15/22	3,250	3,440
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,664
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,488	6,717
	Travelers Cos. Inc.	6.750%	6/20/36	85	128
	Travelers Cos. Inc.	6.250%	6/15/37	9,177	13,449
	Travelers Cos. Inc.	5.350%	11/1/40	4,203	5,851
	Travelers Cos. Inc.	4.600%	8/1/43	15,660	20,383
	Travelers Cos. Inc.	3.750%	5/15/46	6,350	7,480
	Travelers Cos. Inc.	4.000%	5/30/47	10,110	12,358
	Travelers Cos. Inc.	4.050%	3/7/48	50	62
	Travelers Cos. Inc.	4.100%	3/4/49	4,800	6,021
	Travelers Cos. Inc.	2.550%	4/27/50	25,300	24,852
	Travelers Property Casualty Corp.	6.375%	3/15/33	715	1,054

52

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Trinity Acquisition plc	4.400%	3/15/26	6,125	6,971
	UnitedHealth Group Inc.	2.125%	3/15/21	15,927	16,128
	UnitedHealth Group Inc.	3.375%	11/15/21	2,550	2,630
	UnitedHealth Group Inc.	2.875%	12/15/21	12,527	12,965
	UnitedHealth Group Inc.	2.875%	3/15/22	6,663	6,887
	UnitedHealth Group Inc.	3.350%	7/15/22	19,483	20,579
	UnitedHealth Group Inc.	2.375%	10/15/22	8,650	9,006
	UnitedHealth Group Inc.	2.750%	2/15/23	11,780	12,368
	UnitedHealth Group Inc.	2.875%	3/15/23	3,736	3,962
	UnitedHealth Group Inc.	3.500%	6/15/23	8,250	8,954
	UnitedHealth Group Inc.	3.500%	2/15/24	6,305	6,920
	UnitedHealth Group Inc.	2.375%	8/15/24	5,350	5,690
	UnitedHealth Group Inc.	3.750%	7/15/25	12,569	14,298
	UnitedHealth Group Inc.	3.700%	12/15/25	5,050	5,782
	UnitedHealth Group Inc.	3.100%	3/15/26	9,205	10,236
	UnitedHealth Group Inc.	3.450%	1/15/27	7,982	9,115
	UnitedHealth Group Inc.	3.375%	4/15/27	39,962	45,354
	UnitedHealth Group Inc.	2.950%	10/15/27	13,338	14,880
	UnitedHealth Group Inc.	3.850%	6/15/28	2,175	2,566
	UnitedHealth Group Inc.	3.875%	12/15/28	7,926	9,445
	UnitedHealth Group Inc.	2.875%	8/15/29	16,872	18,755
	UnitedHealth Group Inc.	2.000%	5/15/30	15,500	16,211
	UnitedHealth Group Inc.	4.625%	7/15/35	12,198	15,883
	UnitedHealth Group Inc.	5.800%	3/15/36	5,119	7,259
	UnitedHealth Group Inc.	6.500%	6/15/37	2,155	3,268
	UnitedHealth Group Inc.	6.625%	11/15/37	11,125	16,970
	UnitedHealth Group Inc.	6.875%	2/15/38	21,921	34,354
	UnitedHealth Group Inc.	3.500%	8/15/39	21,940	25,418
	UnitedHealth Group Inc.	2.750%	5/15/40	12,660	13,349
	UnitedHealth Group Inc.	5.700%	10/15/40	1,271	1,851
	UnitedHealth Group Inc.	5.950%	2/15/41	5,380	7,864
	UnitedHealth Group Inc.	4.625%	11/15/41	10,159	13,137
	UnitedHealth Group Inc.	4.375%	3/15/42	491	612
	UnitedHealth Group Inc.	3.950%	10/15/42	17,091	20,474
	UnitedHealth Group Inc.	4.250%	3/15/43	7,181	8,932
	UnitedHealth Group Inc.	4.750%	7/15/45	17,737	23,890
	UnitedHealth Group Inc.	4.200%	1/15/47	11,144	13,893
	UnitedHealth Group Inc.	4.250%	4/15/47	14,235	18,037
	UnitedHealth Group Inc.	3.750%	10/15/47	8,910	10,510
	UnitedHealth Group Inc.	4.250%	6/15/48	16,575	21,101
	UnitedHealth Group Inc.	4.450%	12/15/48	6,150	8,135
	UnitedHealth Group Inc.	3.700%	8/15/49	14,785	17,529
	UnitedHealth Group Inc.	2.900%	5/15/50	15,060	15,839
	UnitedHealth Group Inc.	3.875%	8/15/59	7,305	8,876
	UnitedHealth Group Inc.	3.125%	5/15/60	16,000	16,952
	Unum Group	4.000%	3/15/24	3,845	4,075
	Unum Group	4.500%	3/15/25	3,894	4,182
	Unum Group	3.875%	11/5/25	175	182
	Unum Group	4.000%	6/15/29	3,050	3,141
	Unum Group	5.750%	8/15/42	5,473	5,783
	Unum Group	4.500%	12/15/49	7,770	7,046
	Voya Financial Inc.	3.125%	7/15/24	7,235	7,713
	Voya Financial Inc.	3.650%	6/15/26	2,440	2,696
	Voya Financial Inc.	5.700%	7/15/43	9,954	12,744
	Voya Financial Inc.	4.800%	6/15/46	2,436	2,879
[4]	Voya Financial Inc.	4.700%	1/23/48	4,157	3,949
	Willis North America Inc.	3.600%	5/15/24	7,150	7,730
	Willis North America Inc.	4.500%	9/15/28	9,580	11,130
	Willis North America Inc.	2.950%	9/15/29	8,225	8,687
	Willis North America Inc.	5.050%	9/15/48	4,100	5,228
	Willis North America Inc.	3.875%	9/15/49	29,170	32,109
	WR Berkley Corp.	4.625%	3/15/22	3,800	4,027
	WR Berkley Corp.	4.750%	8/1/44	4,088	4,784
	XLIT Ltd.	4.450%	3/31/25	2,932	3,277

53

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
XLIT Ltd.	5.250%	12/15/43	7,000	9,459
XLIT Ltd.	5.500%	3/31/45	5,529	7,345
Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,144
ORIX Corp.	2.900%	7/18/22	2,850	2,953
ORIX Corp.	4.050%	1/16/24	100	109
ORIX Corp.	3.250%	12/4/24	3,725	4,014
ORIX Corp.	3.700%	7/18/27	9,650	10,724
Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	969	1,046
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	5,479	6,045
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	13,361	14,755
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	500	576
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	10,730	12,017
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,077	4,566
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,175	5,868
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,530	4,252
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,475	5,844
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,675	8,156
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	7,390	9,193
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	9,650	10,760
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	3,670	4,821
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	6,950	8,391
American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,530	1,572
American Campus Communities Operating Partnership LP	4.125%	7/1/24	4,683	4,898
American Campus Communities Operating Partnership LP	3.300%	7/15/26	7,100	7,254
American Campus Communities Operating Partnership LP	3.625%	11/15/27	5,086	5,219
American Campus Communities Operating Partnership LP	2.850%	2/1/30	4,891	4,687
American Campus Communities Operating Partnership LP	3.875%	1/30/31	3,400	3,565
American Homes 4 Rent LP	4.250%	2/15/28	2,475	2,644
American Homes 4 Rent LP	4.900%	2/15/29	7,930	8,839
AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,537
AvalonBay Communities Inc.	4.200%	12/15/23	1,355	1,493
AvalonBay Communities Inc.	3.500%	11/15/24	3,325	3,657
AvalonBay Communities Inc.	3.450%	6/1/25	6,595	7,343
AvalonBay Communities Inc.	3.500%	11/15/25	2,650	2,959
AvalonBay Communities Inc.	2.950%	5/11/26	3,217	3,482
AvalonBay Communities Inc.	2.900%	10/15/26	1,625	1,762
AvalonBay Communities Inc.	3.350%	5/15/27	7,441	8,264
AvalonBay Communities Inc.	3.200%	1/15/28	6,390	7,063
AvalonBay Communities Inc.	3.300%	6/1/29	3,220	3,625
AvalonBay Communities Inc.	2.300%	3/1/30	5,009	5,255
AvalonBay Communities Inc.	2.450%	1/15/31	10,815	11,512
AvalonBay Communities Inc.	3.900%	10/15/46	4,045	4,906
AvalonBay Communities Inc.	4.150%	7/1/47	150	188
AvalonBay Communities Inc.	4.350%	4/15/48	3,475	4,466
Boston Properties LP	3.850%	2/1/23	8,198	8,749
Boston Properties LP	3.125%	9/1/23	5,240	5,548
Boston Properties LP	3.800%	2/1/24	4,785	5,178
Boston Properties LP	3.200%	1/15/25	9,638	10,345
Boston Properties LP	3.650%	2/1/26	7,381	8,166
Boston Properties LP	2.750%	10/1/26	7,574	8,087
Boston Properties LP	4.500%	12/1/28	250	300
Boston Properties LP	3.400%	6/21/29	4,100	4,518
Boston Properties LP	2.900%	3/15/30	5,855	6,108
Boston Properties LP	3.250%	1/30/31	27,150	29,157
Brandywine Operating Partnership LP	3.950%	2/15/23	5,780	5,953

54

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brandywine Operating Partnership LP	3.950%	11/15/27	25,600	26,262
Brixmor Operating Partnership LP	3.250%	9/15/23	4,425	4,518
Brixmor Operating Partnership LP	3.650%	6/15/24	2,225	2,288
Brixmor Operating Partnership LP	3.850%	2/1/25	21,567	22,285
Brixmor Operating Partnership LP	4.125%	6/15/26	5,765	6,049
Brixmor Operating Partnership LP	3.900%	3/15/27	2,675	2,727
Brixmor Operating Partnership LP	4.125%	5/15/29	7,553	7,782
Brixmor Operating Partnership LP	4.050%	7/1/30	5,704	5,799
Camden Property Trust	2.950%	12/15/22	4,900	5,100
Camden Property Trust	4.100%	10/15/28	5,425	6,374
Camden Property Trust	3.150%	7/1/29	9,200	10,239
Camden Property Trust	2.800%	5/15/30	10,590	11,421
Camden Property Trust	3.350%	11/1/49	2,343	2,523
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,125	3,279
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	13,175	13,470
Corporate Office Properties LP	3.600%	5/15/23	7,931	8,057
CubeSmart LP	4.375%	12/15/23	7,400	8,083
CubeSmart LP	4.000%	11/15/25	2,265	2,504
CubeSmart LP	3.125%	9/1/26	2,575	2,749
CubeSmart LP	4.375%	2/15/29	2,750	3,198
CubeSmart LP	3.000%	2/15/30	4,400	4,673
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	6,000	6,298
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	9,177	9,498
Digital Realty Trust LP	3.950%	7/1/22	12,000	12,675
Digital Realty Trust LP	3.625%	10/1/22	415	437
Digital Realty Trust LP	2.750%	2/1/23	2,750	2,866
Digital Realty Trust LP	4.750%	10/1/25	5,625	6,472
Digital Realty Trust LP	3.700%	8/15/27	9,185	10,451
Digital Realty Trust LP	4.450%	7/15/28	13,200	15,694
Digital Realty Trust LP	3.600%	7/1/29	23,000	26,163
Duke Realty LP	3.625%	4/15/23	748	795
Duke Realty LP	3.750%	12/1/24	3,405	3,765
Duke Realty LP	3.250%	6/30/26	6,184	6,750
Duke Realty LP	3.375%	12/15/27	5,964	6,648
Duke Realty LP	4.000%	9/15/28	2,500	2,901
Duke Realty LP	2.875%	11/15/29	1,390	1,508
Duke Realty LP	1.750%	7/1/30	5,000	4,963
Duke Realty LP	3.050%	3/1/50	5,600	5,822
EPR Properties	5.250%	7/15/23	1,575	1,543
EPR Properties	4.500%	4/1/25	7,025	6,643
EPR Properties	4.750%	12/15/26	4,000	3,819
EPR Properties	4.500%	6/1/27	150	139
EPR Properties	4.950%	4/15/28	6,600	6,293
EPR Properties	3.750%	8/15/29	8,000	6,964
ERP Operating LP	4.625%	12/15/21	6,986	7,309
ERP Operating LP	3.000%	4/15/23	2,603	2,732
ERP Operating LP	3.375%	6/1/25	1,120	1,227
ERP Operating LP	2.850%	11/1/26	5,575	6,061
ERP Operating LP	3.250%	8/1/27	3,676	4,074
ERP Operating LP	3.500%	3/1/28	12,806	14,444
ERP Operating LP	4.150%	12/1/28	4,580	5,423
ERP Operating LP	3.000%	7/1/29	5,450	6,022
ERP Operating LP	2.500%	2/15/30	7,075	7,515
ERP Operating LP	4.500%	7/1/44	8,725	11,294
ERP Operating LP	4.500%	6/1/45	1,375	1,773
ERP Operating LP	4.000%	8/1/47	4,001	4,947
Essex Portfolio LP	5.200%	3/15/21	5,525	5,597
Essex Portfolio LP	3.250%	5/1/23	3,808	4,012
Essex Portfolio LP	3.500%	4/1/25	15,300	16,669
Essex Portfolio LP	3.375%	4/15/26	6,450	7,006
Essex Portfolio LP	4.000%	3/1/29	7,670	8,910
Essex Portfolio LP	3.000%	1/15/30	9,385	10,151
Essex Portfolio LP	2.650%	3/15/32	4,500	4,771
Essex Portfolio LP	4.500%	3/15/48	7,290	9,233

55

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,333
Federal Realty Investment Trust	3.250%	7/15/27	6,100	6,440
Federal Realty Investment Trust	3.200%	6/15/29	6,035	6,242
Federal Realty Investment Trust	4.500%	12/1/44	13,540	15,026
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,067	4,278
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,569
Healthcare Trust of America Holdings LP	3.500%	8/1/26	8,250	8,906
Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,877	6,213
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,775	3,801
Healthpeak Properties Inc.	3.150%	8/1/22	6,915	7,251
Healthpeak Properties Inc.	4.250%	11/15/23	500	546
Healthpeak Properties Inc.	4.200%	3/1/24	3,950	4,321
Healthpeak Properties Inc.	3.875%	8/15/24	6,556	7,195
Healthpeak Properties Inc.	3.400%	2/1/25	5,176	5,594
Healthpeak Properties Inc.	4.000%	6/1/25	1,343	1,480
Healthpeak Properties Inc.	3.250%	7/15/26	8,366	9,135
Healthpeak Properties Inc.	3.500%	7/15/29	11,348	12,270
Healthpeak Properties Inc.	3.000%	1/15/30	12,200	12,670
Healthpeak Properties Inc.	2.875%	1/15/31	8,000	8,208
Healthpeak Properties Inc.	6.750%	2/1/41	1,745	2,468
Highwoods Realty LP	3.625%	1/15/23	100	104
Highwoods Realty LP	3.875%	3/1/27	6,679	7,088
Highwoods Realty LP	4.125%	3/15/28	2,943	3,154
Highwoods Realty LP	4.200%	4/15/29	4,181	4,517
Host Hotels & Resorts LP	4.750%	3/1/23	1,627	1,697
Host Hotels & Resorts LP	3.750%	10/15/23	6,400	6,537
Host Hotels & Resorts LP	3.875%	4/1/24	4,850	4,979
Host Hotels & Resorts LP	4.000%	6/15/25	1,910	1,962
Host Hotels & Resorts LP	4.500%	2/1/26	150	155
Host Hotels & Resorts LP	3.375%	12/15/29	7,140	6,810
Hudson Pacific Properties LP	3.950%	11/1/27	6,200	6,414
Hudson Pacific Properties LP	4.650%	4/1/29	2,360	2,551
Hudson Pacific Properties LP	3.250%	1/15/30	3,560	3,447
Kilroy Realty LP	3.800%	1/15/23	3,450	3,562
Kilroy Realty LP	3.450%	12/15/24	5,235	5,415
Kilroy Realty LP	4.375%	10/1/25	5,075	5,433
Kilroy Realty LP	4.750%	12/15/28	8,000	8,994
Kilroy Realty LP	4.250%	8/15/29	1,208	1,311
Kilroy Realty LP	3.050%	2/15/30	20,815	20,702
Kimco Realty Corp.	3.400%	11/1/22	4,334	4,501
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,394
Kimco Realty Corp.	2.700%	3/1/24	690	702
Kimco Realty Corp.	3.300%	2/1/25	3,433	3,590
Kimco Realty Corp.	2.800%	10/1/26	4,565	4,629
Kimco Realty Corp.	3.800%	4/1/27	5,100	5,446
Kimco Realty Corp.	4.125%	12/1/46	635	622
Kimco Realty Corp.	4.450%	9/1/47	5,120	5,303
Kimco Realty Corp.	3.700%	10/1/49	850	782
Kite Realty Group LP	4.000%	10/1/26	10,700	9,958
Life Storage LP	3.500%	7/1/26	18,900	20,309
Life Storage LP	3.875%	12/15/27	1,000	1,088
Life Storage LP	4.000%	6/15/29	2,500	2,731
Mid-America Apartments LP	4.300%	10/15/23	8,424	9,190
Mid-America Apartments LP	3.750%	6/15/24	4,505	4,857
Mid-America Apartments LP	3.600%	6/1/27	8,500	9,400
Mid-America Apartments LP	4.200%	6/15/28	1,000	1,153
Mid-America Apartments LP	3.950%	3/15/29	1,235	1,415
Mid-America Apartments LP	2.750%	3/15/30	12,505	13,215
National Retail Properties Inc.	3.300%	4/15/23	2,999	3,111
National Retail Properties Inc.	3.900%	6/15/24	3,875	4,115
National Retail Properties Inc.	3.600%	12/15/26	2,425	2,554
National Retail Properties Inc.	3.500%	10/15/27	13,000	13,584
National Retail Properties Inc.	4.300%	10/15/28	2,950	3,211
National Retail Properties Inc.	2.500%	4/15/30	7,575	7,242

56

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Retail Properties Inc.	4.800%	10/15/48	2,550	2,763
National Retail Properties Inc.	3.100%	4/15/50	9,875	8,237
Office Properties Income Trust	4.000%	7/15/22	5,000	4,943
Omega Healthcare Investors Inc.	4.375%	8/1/23	22,615	23,373
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,400	4,641
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,003	5,128
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,979	9,603
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,250	7,572
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,825	6,155
Omega Healthcare Investors Inc.	3.625%	10/1/29	7,963	7,763
Physicians Realty LP	4.300%	3/15/27	5,885	6,147
Physicians Realty LP	3.950%	1/15/28	5,750	5,860
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,473
Piedmont Operating Partnership LP	4.450%	3/15/24	5,595	5,691
Prologis LP	4.250%	8/15/23	6,060	6,705
Prologis LP	3.750%	11/1/25	2,750	3,159
Prologis LP	3.250%	10/1/26	2,375	2,653
Prologis LP	2.125%	4/15/27	6,117	6,433
Prologis LP	3.875%	9/15/28	3,925	4,618
Prologis LP	4.375%	2/1/29	2,076	2,558
Prologis LP	2.250%	4/15/30	8,390	8,807
Prologis LP	4.375%	9/15/48	4,475	5,985
Prologis LP	3.000%	4/15/50	8,285	8,684
Public Storage	2.370%	9/15/22	5,398	5,593
Public Storage	3.094%	9/15/27	4,650	5,207
Public Storage	3.385%	5/1/29	7,700	8,886
Realty Income Corp.	3.250%	10/15/22	7,045	7,379
Realty Income Corp.	3.875%	7/15/24	4,050	4,377
Realty Income Corp.	3.875%	4/15/25	10,114	11,236
Realty Income Corp.	4.125%	10/15/26	15,393	17,550
Realty Income Corp.	3.000%	1/15/27	7,452	7,880
Realty Income Corp.	3.650%	1/15/28	7,578	8,313
Realty Income Corp.	3.250%	6/15/29	9,815	10,586
Realty Income Corp.	4.650%	3/15/47	11,400	14,047
Regency Centers Corp.	3.750%	11/15/22	1,850	1,923
Regency Centers LP	3.600%	2/1/27	3,950	4,186
Regency Centers LP	4.125%	3/15/28	3,450	3,765
Regency Centers LP	2.950%	9/15/29	8,940	9,076
Regency Centers LP	4.400%	2/1/47	5,750	6,288
Regency Centers LP	4.650%	3/15/49	4,310	4,908
Sabra Health Care LP	5.125%	8/15/26	1,288	1,306
Sabra Health Care LP	3.900%	10/15/29	9,280	8,487
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,300	1,307
Select Income REIT	4.150%	2/1/22	4,050	4,024
Select Income REIT	4.250%	5/15/24	375	366
Select Income REIT	4.500%	2/1/25	9,900	9,486
Simon Property Group LP	2.500%	7/15/21	6,915	6,987
Simon Property Group LP	2.350%	1/30/22	7,536	7,676
Simon Property Group LP	2.625%	6/15/22	8,250	8,474
Simon Property Group LP	2.750%	2/1/23	7,990	8,302
Simon Property Group LP	2.750%	6/1/23	9,664	10,068
Simon Property Group LP	3.750%	2/1/24	6,408	6,846
Simon Property Group LP	2.000%	9/13/24	9,860	10,042
Simon Property Group LP	3.375%	10/1/24	1,851	1,986
Simon Property Group LP	3.500%	9/1/25	3,990	4,310
Simon Property Group LP	3.300%	1/15/26	4,324	4,570
Simon Property Group LP	3.250%	11/30/26	5,776	6,229
Simon Property Group LP	3.375%	6/15/27	12,613	13,298
Simon Property Group LP	3.375%	12/1/27	9,425	9,962
Simon Property Group LP	2.450%	9/13/29	14,190	14,064
Simon Property Group LP	6.750%	2/1/40	12,028	16,870
Simon Property Group LP	4.750%	3/15/42	2,521	2,880
Simon Property Group LP	4.250%	10/1/44	1,010	1,078
Simon Property Group LP	4.250%	11/30/46	6,350	6,864

57

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Simon Property Group LP	3.250%	9/13/49	8,550	8,081
SITE Centers Corp.	3.900%	8/15/24	1,000	982
SITE Centers Corp.	3.625%	2/1/25	7,519	7,576
SITE Centers Corp.	4.250%	2/1/26	2,940	2,963
SITE Centers Corp.	4.700%	6/1/27	9,390	9,576
SL Green Operating Partnership LP	3.250%	10/15/22	5,250	5,216
SL Green Realty Corp.	4.500%	12/1/22	715	728
Spirit Realty LP	4.450%	9/15/26	744	770
Spirit Realty LP	3.200%	1/15/27	2,825	2,655
Spirit Realty LP	4.000%	7/15/29	3,400	3,304
Spirit Realty LP	3.400%	1/15/30	4,470	4,192
STORE Capital Corp.	4.500%	3/15/28	4,800	4,852
STORE Capital Corp.	4.625%	3/15/29	3,850	3,920
Tanger Properties LP	3.750%	12/1/24	1,325	1,283
Tanger Properties LP	3.125%	9/1/26	6,100	5,592
Tanger Properties LP	3.875%	7/15/27	3,300	3,044
UDR Inc.	2.950%	9/1/26	8,830	9,305
UDR Inc.	3.500%	7/1/27	3,150	3,433
UDR Inc.	3.500%	1/15/28	6,670	7,277
UDR Inc.	3.200%	1/15/30	2,500	2,699
UDR Inc.	3.000%	8/15/31	4,858	5,175
UDR Inc.	3.100%	11/1/34	6,525	6,965
Ventas Realty LP	3.100%	1/15/23	8,564	8,735
Ventas Realty LP	3.125%	6/15/23	7,810	8,014
Ventas Realty LP	3.500%	4/15/24	3,225	3,345
Ventas Realty LP	3.750%	5/1/24	2,300	2,400
Ventas Realty LP	2.650%	1/15/25	8,312	8,037
Ventas Realty LP	3.500%	2/1/25	4,050	4,189
Ventas Realty LP	4.125%	1/15/26	1,165	1,250
Ventas Realty LP	3.250%	10/15/26	1,050	1,087
Ventas Realty LP	3.850%	4/1/27	4,075	4,321
Ventas Realty LP	4.000%	3/1/28	13,830	14,548
Ventas Realty LP	4.400%	1/15/29	6,325	6,902
Ventas Realty LP	3.000%	1/15/30	5,450	5,396
Ventas Realty LP	4.750%	11/15/30	6,340	7,135
Ventas Realty LP	5.700%	9/30/43	3,775	4,341
Ventas Realty LP	4.375%	2/1/45	7,530	7,684
Ventas Realty LP	4.875%	4/15/49	3,185	3,497
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,703	10,955
VEREIT Operating Partnership LP	4.600%	2/6/24	6,060	6,433
VEREIT Operating Partnership LP	4.625%	11/1/25	5,000	5,411
VEREIT Operating Partnership LP	4.875%	6/1/26	4,820	5,243
VEREIT Operating Partnership LP	3.950%	8/15/27	18,828	19,060
VEREIT Operating Partnership LP	3.100%	12/15/29	6,750	6,516
Vornado Realty LP	3.500%	1/15/25	4,400	4,309
Washington REIT	3.950%	10/15/22	2,300	2,345
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,305
Weingarten Realty Investors	3.500%	4/15/23	5,250	5,387
Weingarten Realty Investors	4.450%	1/15/24	1,175	1,244
Weingarten Realty Investors	3.850%	6/1/25	600	619
Welltower Inc.	3.750%	3/15/23	7,640	8,050
Welltower Inc.	3.950%	9/1/23	6,025	6,481
Welltower Inc.	4.500%	1/15/24	1,325	1,447
Welltower Inc.	3.625%	3/15/24	9,837	10,484
Welltower Inc.	4.000%	6/1/25	14,955	16,463
Welltower Inc.	4.250%	4/1/26	7,474	8,346
Welltower Inc.	2.700%	2/15/27	7,650	7,811
Welltower Inc.	4.250%	4/15/28	2,075	2,317
Welltower Inc.	4.125%	3/15/29	14,550	16,252
Welltower Inc.	3.100%	1/15/30	10,905	11,301
Welltower Inc.	2.750%	1/15/31	5,650	5,592
Welltower Inc.	6.500%	3/15/41	5,472	7,027
Welltower Inc.	5.125%	3/15/43	1,260	1,405
Welltower Inc.	4.950%	9/1/48	6,165	7,075

58

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WP Carey Inc.	4.600%	4/1/24	8,701	9,274
	WP Carey Inc.	4.000%	2/1/25	1,800	1,885
	WP Carey Inc.	4.250%	10/1/26	3,500	3,771
	WP Carey Inc.	3.850%	7/15/29	3,845	4,000
					24,323,863
Industrial (17.8%)
	Basic Industry (0.8%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	4,625	4,773
	Air Products & Chemicals Inc.	2.750%	2/3/23	7,144	7,514
	Air Products & Chemicals Inc.	3.350%	7/31/24	9,900	10,857
	Air Products & Chemicals Inc.	1.850%	5/15/27	8,733	9,133
	Air Products & Chemicals Inc.	2.050%	5/15/30	15,553	16,327
	Air Products & Chemicals Inc.	2.700%	5/15/40	10,200	10,784
	Air Products & Chemicals Inc.	2.800%	5/15/50	11,500	12,175
	Airgas Inc.	3.650%	7/15/24	9,125	10,011
	Albemarle Corp.	4.150%	12/1/24	5,965	6,398
	Albemarle Corp.	5.450%	12/1/44	7,410	7,795
[6]	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	2,200	2,111
	ArcelorMittal	4.550%	3/11/26	3,859	3,898
	Barrick Gold Corp.	6.450%	10/15/35	2,275	3,088
	Barrick Gold Corp.	5.250%	4/1/42	8,997	11,749
	Barrick North America Finance LLC	5.700%	5/30/41	12,227	16,288
	Barrick North America Finance LLC	5.750%	5/1/43	10,694	14,953
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	17,333	23,061
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,408	12,862
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,496	2,732
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	126
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	12,766	15,799
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	34,364	47,158
	Braskem Finance Ltd.	6.450%	2/3/24	1,110	1,211
	Cabot Corp.	3.700%	7/15/22	1,765	1,840
	Cabot Corp.	4.000%	7/1/29	4,888	5,002
	Celanese US Holdings LLC	4.625%	11/15/22	490	520
	Celanese US Holdings LLC	3.500%	5/8/24	2,750	2,903
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,775	1,877
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	4,950	5,066
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,600	11,991
	Dow Chemical Co.	3.150%	5/15/24	8,165	8,701
	Dow Chemical Co.	3.500%	10/1/24	10,986	11,872
	Dow Chemical Co.	4.550%	11/30/25	12,725	14,532
	Dow Chemical Co.	3.625%	5/15/26	4,350	4,786
	Dow Chemical Co.	4.800%	11/30/28	3,350	4,015
	Dow Chemical Co.	7.375%	11/1/29	4,731	6,712
	Dow Chemical Co.	4.250%	10/1/34	15,426	17,219
	Dow Chemical Co.	9.400%	5/15/39	17,107	28,596
	Dow Chemical Co.	5.250%	11/15/41	11,091	13,664
	Dow Chemical Co.	4.375%	11/15/42	11,848	13,129
	Dow Chemical Co.	4.625%	10/1/44	4,765	5,517
	Dow Chemical Co.	5.550%	11/30/48	12,695	16,570
	Dow Chemical Co.	4.800%	5/15/49	8,409	10,027
	DuPont de Nemours Inc.	2.169%	5/1/23	10,000	10,187
	DuPont de Nemours Inc.	4.205%	11/15/23	32,179	35,286
	DuPont de Nemours Inc.	4.493%	11/15/25	25,685	29,570
	DuPont de Nemours Inc.	4.725%	11/15/28	24,275	29,175
	DuPont de Nemours Inc.	5.319%	11/15/38	18,072	22,787
	DuPont de Nemours Inc.	5.419%	11/15/48	25,930	34,327
	Eastman Chemical Co.	3.500%	12/1/21	7,640	7,884
	Eastman Chemical Co.	3.600%	8/15/22	8,214	8,597
	Eastman Chemical Co.	3.800%	3/15/25	5,463	5,930
	Eastman Chemical Co.	4.500%	12/1/28	100	115
	Eastman Chemical Co.	4.800%	9/1/42	8,487	9,679
	Eastman Chemical Co.	4.650%	10/15/44	7,400	8,500
	Ecolab Inc.	4.350%	12/8/21	7,539	7,967

59

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecolab Inc.	2.375%	8/10/22	11,995	12,462
	Ecolab Inc.	3.250%	1/14/23	5,615	5,954
	Ecolab Inc.	2.700%	11/1/26	2,451	2,714
	Ecolab Inc.	3.250%	12/1/27	4,375	4,920
	Ecolab Inc.	4.800%	3/24/30	9,603	12,148
	Ecolab Inc.	5.500%	12/8/41	1,833	2,635
	Ecolab Inc.	3.950%	12/1/47	12,675	15,809
	EI du Pont de Nemours & Co.	1.700%	7/15/25	6,400	6,608
	EI du Pont de Nemours & Co.	2.300%	7/15/30	5,050	5,249
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	9,440	10,101
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,995	6,165
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	7,700	8,287
	FMC Corp.	3.950%	2/1/22	1,795	1,860
	FMC Corp.	4.100%	2/1/24	11,210	12,104
	FMC Corp.	3.200%	10/1/26	2,575	2,775
	FMC Corp.	3.450%	10/1/29	6,850	7,462
	FMC Corp.	4.500%	10/1/49	4,350	5,162
	Georgia-Pacific LLC	8.000%	1/15/24	6,204	7,636
[6]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,158
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	7,532
	Georgia-Pacific LLC	7.750%	11/15/29	3,819	5,618
[6]	Georgia-Pacific LLC	2.300%	4/30/30	3,750	3,906
	Georgia-Pacific LLC	8.875%	5/15/31	5,140	8,199
	Huntsman International LLC	5.125%	11/15/22	1,000	1,059
	Huntsman International LLC	4.500%	5/1/29	6,800	7,151
	International Flavors & Fragrances Inc.	3.200%	5/1/23	2,160	2,244
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,750	3,125
	International Flavors & Fragrances Inc.	4.375%	6/1/47	5,000	5,357
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,294	6,183
	International Paper Co.	7.500%	8/15/21	4,708	5,047
	International Paper Co.	3.650%	6/15/24	9,198	10,151
	International Paper Co.	3.800%	1/15/26	1,940	2,184
	International Paper Co.	3.000%	2/15/27	18,564	19,986
	International Paper Co.	5.000%	9/15/35	4,610	5,738
	International Paper Co.	7.300%	11/15/39	7,210	10,126
	International Paper Co.	6.000%	11/15/41	2,110	2,754
	International Paper Co.	4.800%	6/15/44	17,621	20,961
	International Paper Co.	5.150%	5/15/46	11,397	14,196
	International Paper Co.	4.400%	8/15/47	13,184	15,391
	International Paper Co.	4.350%	8/15/48	11,140	13,082
	Kinross Gold Corp.	5.125%	9/1/21	565	579
	Kinross Gold Corp.	5.950%	3/15/24	4,157	4,682
	Lubrizol Corp.	6.500%	10/1/34	5,400	8,483
	LYB International Finance BV	4.000%	7/15/23	4,482	4,856
	LYB International Finance BV	5.250%	7/15/43	2,372	2,850
	LYB International Finance BV	4.875%	3/15/44	5,000	5,847
	LYB International Finance II BV	3.500%	3/2/27	11,785	12,808
	LYB International Finance III LLC	2.875%	5/1/25	5,028	5,349
	LYB International Finance III LLC	3.375%	5/1/30	10,177	10,841
	LYB International Finance III LLC	4.200%	10/15/49	5,420	5,806
	LYB International Finance III LLC	4.200%	5/1/50	22,705	24,378
	LyondellBasell Industries NV	6.000%	11/15/21	20,000	21,123
	LyondellBasell Industries NV	5.750%	4/15/24	8,305	9,534
	LyondellBasell Industries NV	4.625%	2/26/55	13,012	14,463
	Mosaic Co.	3.750%	11/15/21	10,685	10,946
	Mosaic Co.	3.250%	11/15/22	10,690	10,942
	Mosaic Co.	4.250%	11/15/23	19,724	20,676
	Mosaic Co.	4.050%	11/15/27	6,938	7,391
	Mosaic Co.	5.450%	11/15/33	6,217	6,551
	Mosaic Co.	4.875%	11/15/41	5,343	5,337
	Mosaic Co.	5.625%	11/15/43	3,261	3,517
	Newmont Corp.	3.625%	6/9/21	2,715	2,771
	Newmont Corp.	3.700%	3/15/23	1,479	1,536
	Newmont Corp.	2.800%	10/1/29	6,615	6,961

60

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Newmont Corp.	2.250%	10/1/30	10,975	11,118
Newmont Corp.	5.875%	4/1/35	2,605	3,609
Newmont Corp.	6.250%	10/1/39	14,384	20,151
Newmont Corp.	4.875%	3/15/42	10,058	12,878
Newmont Corp.	5.450%	6/9/44	8,948	11,891
Nucor Corp.	4.125%	9/15/22	1,692	1,801
Nucor Corp.	4.000%	8/1/23	9,128	9,947
Nucor Corp.	2.000%	6/1/25	2,500	2,592
Nucor Corp.	3.950%	5/1/28	451	516
Nucor Corp.	2.700%	6/1/30	3,000	3,146
Nucor Corp.	6.400%	12/1/37	12,935	17,938
Nucor Corp.	5.200%	8/1/43	14,900	19,153
Nucor Corp.	4.400%	5/1/48	7,350	8,827
Nutrien Ltd.	3.150%	10/1/22	3,571	3,717
Nutrien Ltd.	1.900%	5/13/23	2,500	2,572
Nutrien Ltd.	3.500%	6/1/23	15,735	16,752
Nutrien Ltd.	3.625%	3/15/24	5,525	5,972
Nutrien Ltd.	3.375%	3/15/25	7,365	8,003
Nutrien Ltd.	3.000%	4/1/25	9,096	9,704
Nutrien Ltd.	4.000%	12/15/26	5,100	5,765
Nutrien Ltd.	4.200%	4/1/29	3,625	4,182
Nutrien Ltd.	2.950%	5/13/30	5,000	5,282
Nutrien Ltd.	4.125%	3/15/35	6,550	7,330
Nutrien Ltd.	5.875%	12/1/36	825	1,007
Nutrien Ltd.	5.625%	12/1/40	4,663	5,683
Nutrien Ltd.	6.125%	1/15/41	7,281	9,310
Nutrien Ltd.	4.900%	6/1/43	5,075	5,949
Nutrien Ltd.	5.250%	1/15/45	20,846	25,723
Nutrien Ltd.	5.000%	4/1/49	6,870	8,789
Packaging Corp. of America	4.500%	11/1/23	18,907	20,879
Packaging Corp. of America	3.650%	9/15/24	5,482	5,986
Packaging Corp. of America	3.400%	12/15/27	4,350	4,779
Packaging Corp. of America	3.000%	12/15/29	7,200	7,793
Packaging Corp. of America	4.050%	12/15/49	2,595	3,094
PPG Industries Inc.	3.200%	3/15/23	667	703
PPG Industries Inc.	2.400%	8/15/24	14,600	15,474
PPG Industries Inc.	2.550%	6/15/30	6,000	6,203
Praxair Inc.	3.000%	9/1/21	5,795	5,958
Praxair Inc.	2.450%	2/15/22	20,515	21,046
Praxair Inc.	2.200%	8/15/22	5,969	6,152
Praxair Inc.	2.700%	2/21/23	3,200	3,348
Praxair Inc.	2.650%	2/5/25	9,425	10,086
Praxair Inc.	3.200%	1/30/26	6,800	7,541
Praxair Inc.	3.550%	11/7/42	2,570	2,877
Rayonier Inc.	3.750%	4/1/22	2,875	2,867
Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,810	6,222
Rio Tinto Alcan Inc.	7.250%	3/15/31	725	1,049
Rio Tinto Alcan Inc.	5.750%	6/1/35	9,224	13,179
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	19,665	22,280
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,509	10,486
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,866	19,212
Rio Tinto Finance USA plc	4.750%	3/22/42	7,893	10,520
Rio Tinto Finance USA plc	4.125%	8/21/42	9,425	11,775
Rohm & Haas Co.	7.850%	7/15/29	7,890	11,210
RPM International Inc.	3.450%	11/15/22	4,560	4,672
RPM International Inc.	3.750%	3/15/27	5,834	6,155
RPM International Inc.	4.550%	3/1/29	4,361	4,866
RPM International Inc.	5.250%	6/1/45	3,942	4,559
RPM International Inc.	4.250%	1/15/48	9,455	9,448
Sherwin-Williams Co.	4.200%	1/15/22	1,875	1,950
Sherwin-Williams Co.	2.750%	6/1/22	872	891
Sherwin-Williams Co.	3.125%	6/1/24	18,829	20,260
Sherwin-Williams Co.	3.450%	8/1/25	9,914	10,937
Sherwin-Williams Co.	3.950%	1/15/26	8,650	9,716

61

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherwin-Williams Co.	3.450%	6/1/27	17,407	19,488
	Sherwin-Williams Co.	2.950%	8/15/29	30,490	32,686
	Sherwin-Williams Co.	2.300%	5/15/30	300	306
	Sherwin-Williams Co.	4.000%	12/15/42	2,200	2,345
	Sherwin-Williams Co.	4.550%	8/1/45	4,134	4,853
	Sherwin-Williams Co.	4.500%	6/1/47	5,888	7,146
	Sherwin-Williams Co.	3.800%	8/15/49	12,853	14,155
	Sherwin-Williams Co.	3.300%	5/15/50	12,750	12,938
	Southern Copper Corp.	3.500%	11/8/22	8,080	8,463
	Southern Copper Corp.	3.875%	4/23/25	2,354	2,547
	Southern Copper Corp.	7.500%	7/27/35	6,394	8,928
	Southern Copper Corp.	6.750%	4/16/40	2,712	3,656
	Southern Copper Corp.	5.250%	11/8/42	16,685	19,673
	Southern Copper Corp.	5.875%	4/23/45	32,415	41,586
	Steel Dynamics Inc.	5.500%	10/1/24	800	822
	Steel Dynamics Inc.	2.800%	12/15/24	3,350	3,492
	Steel Dynamics Inc.	2.400%	6/15/25	1,400	1,440
	Steel Dynamics Inc.	4.125%	9/15/25	1,050	1,071
	Steel Dynamics Inc.	5.000%	12/15/26	550	581
	Steel Dynamics Inc.	3.450%	4/15/30	9,250	9,689
	Steel Dynamics Inc.	3.250%	1/15/31	5,184	5,268
	Suzano Austria GmbH	6.000%	1/15/29	25,844	27,917
	Suzano Austria GmbH	5.000%	1/15/30	8,550	8,680
[6]	Teck Resources Ltd.	3.900%	7/15/30	1,700	1,699
	Teck Resources Ltd.	6.125%	10/1/35	9,250	10,547
	Teck Resources Ltd.	6.000%	8/15/40	6,920	7,264
	Teck Resources Ltd.	6.250%	7/15/41	14,880	16,153
	Vale Canada Ltd.	7.200%	9/15/32	1,475	1,818
	Vale Overseas Ltd.	6.250%	8/10/26	13,550	15,921
	Vale Overseas Ltd.	8.250%	1/17/34	4,237	5,948
	Vale Overseas Ltd.	6.875%	11/21/36	25,921	33,892
	Vale Overseas Ltd.	6.875%	11/10/39	15,694	20,461
	Vale SA	5.625%	9/11/42	8,278	9,561
	Westlake Chemical Corp.	3.600%	8/15/26	14,020	14,792
	Westlake Chemical Corp.	5.000%	8/15/46	16,253	17,163
	Westlake Chemical Corp.	4.375%	11/15/47	950	917
	WestRock MWV LLC	8.200%	1/15/30	7,226	10,218
	WestRock MWV LLC	7.950%	2/15/31	3,717	5,175
	WestRock RKT Co.	4.900%	3/1/22	3,690	3,931
	Weyerhaeuser Co.	3.250%	3/15/23	150	157
	Weyerhaeuser Co.	4.625%	9/15/23	5,815	6,488
	Weyerhaeuser Co.	8.500%	1/15/25	2,934	3,691
	Weyerhaeuser Co.	4.000%	11/15/29	10,350	11,688
	Weyerhaeuser Co.	4.000%	4/15/30	8,850	9,950
	Weyerhaeuser Co.	7.375%	3/15/32	9,875	13,534
	Weyerhaeuser Co.	6.875%	12/15/33	3,275	4,198
	WRKCo Inc.	3.000%	9/15/24	4,940	5,258
	WRKCo Inc.	3.750%	3/15/25	12,915	14,333
	WRKCo Inc.	4.650%	3/15/26	7,500	8,694
	WRKCo Inc.	3.375%	9/15/27	11,825	12,686
	WRKCo Inc.	4.000%	3/15/28	8,737	9,717
	WRKCo Inc.	3.900%	6/1/28	3,706	4,101
	WRKCo Inc.	4.900%	3/15/29	15,580	18,571
	WRKCO Inc.	4.200%	6/1/32	3,000	3,492
	WRKCo Inc.	3.000%	6/15/33	4,500	4,658
	Yamana Gold Inc.	4.625%	12/15/27	3,800	4,015
	Capital Goods (1.6%)
	3M Co.	3.000%	9/14/21	339	348
	3M Co.	1.625%	9/19/21	2,650	2,686
	3M Co.	2.750%	3/1/22	7,335	7,611
	3M Co.	2.000%	6/26/22	1,600	1,652
	3M Co.	1.750%	2/14/23	8,293	8,571
	3M Co.	2.250%	3/15/23	5,442	5,682

62

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3M Co.	3.250%	2/14/24	4,675	5,092
3M Co.	2.000%	2/14/25	9,450	9,940
3M Co.	2.650%	4/15/25	6,025	6,522
3M Co.	3.000%	8/7/25	7,880	8,706
3M Co.	2.250%	9/19/26	11,405	12,292
3M Co.	2.875%	10/15/27	12,110	13,467
3M Co.	3.625%	9/14/28	1,000	1,162
3M Co.	3.375%	3/1/29	11,400	13,132
3M Co.	2.375%	8/26/29	11,200	12,067
3M Co.	3.050%	4/15/30	7,265	8,220
3M Co.	3.875%	6/15/44	1,351	1,628
3M Co.	3.125%	9/19/46	6,455	6,965
3M Co.	3.625%	10/15/47	8,425	9,720
3M Co.	4.000%	9/14/48	13,950	17,275
3M Co.	3.250%	8/26/49	6,709	7,367
3M Co.	3.700%	4/15/50	13,275	15,785
ABB Finance USA Inc.	2.875%	5/8/22	3,668	3,805
ABB Finance USA Inc.	3.375%	4/3/23	780	827
ABB Finance USA Inc.	3.800%	4/3/28	10,871	12,628
ABB Finance USA Inc.	4.375%	5/8/42	9,108	11,466
Allegion plc	3.500%	10/1/29	5,135	5,361
Allegion US Holding Co. Inc.	3.200%	10/1/24	1,600	1,626
Allegion US Holding Co. Inc.	3.550%	10/1/27	5,119	5,384
Amphenol Corp.	3.200%	4/1/24	4,150	4,444
Amphenol Corp.	2.050%	3/1/25	2,500	2,602
Amphenol Corp.	4.350%	6/1/29	1,000	1,184
Amphenol Corp.	2.800%	2/15/30	15,350	16,318
Avery Dennison Corp.	4.875%	12/6/28	5,315	6,373
Avery Dennison Corp.	2.650%	4/30/30	11,869	12,119
Bemis Co. Inc.	3.100%	9/15/26	3,803	4,005
Bemis Co. Inc.	2.630%	6/19/30	6,500	6,619
Boeing Co.	2.300%	8/1/21	5,120	5,166
Boeing Co.	8.750%	8/15/21	1,285	1,390
Boeing Co.	2.350%	10/30/21	10,095	10,250
Boeing Co.	2.125%	3/1/22	4,012	4,028
Boeing Co.	2.700%	5/1/22	5,450	5,524
Boeing Co.	2.800%	3/1/23	8,410	8,561
Boeing Co.	4.508%	5/1/23	26,215	27,693
Boeing Co.	1.875%	6/15/23	12,477	12,479
Boeing Co.	2.800%	3/1/24	2,100	2,140
Boeing Co.	2.850%	10/30/24	6,983	7,040
Boeing Co.	2.500%	3/1/25	2,831	2,830
Boeing Co.	4.875%	5/1/25	39,470	43,019
Boeing Co.	7.250%	6/15/25	675	796
Boeing Co.	2.600%	10/30/25	3,050	3,049
Boeing Co.	3.100%	5/1/26	7,750	7,881
Boeing Co.	2.250%	6/15/26	2,854	2,794
Boeing Co.	2.700%	2/1/27	8,440	8,225
Boeing Co.	2.800%	3/1/27	5,250	5,116
Boeing Co.	5.040%	5/1/27	27,875	30,738
Boeing Co.	3.250%	3/1/28	4,780	4,762
Boeing Co.	3.450%	11/1/28	3,925	3,825
Boeing Co.	3.200%	3/1/29	10,475	10,357
Boeing Co.	2.950%	2/1/30	8,565	8,359
Boeing Co.	5.150%	5/1/30	53,775	59,946
Boeing Co.	6.125%	2/15/33	5,175	6,087
Boeing Co.	3.600%	5/1/34	21,275	20,091
Boeing Co.	3.250%	2/1/35	9,250	8,417
Boeing Co.	6.625%	2/15/38	2,905	3,514
Boeing Co.	3.550%	3/1/38	3,715	3,384
Boeing Co.	3.500%	3/1/39	4,400	3,880
Boeing Co.	6.875%	3/15/39	7,708	9,703
Boeing Co.	5.875%	2/15/40	4,262	4,956
Boeing Co.	5.705%	5/1/40	39,632	45,159

63

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	3.375%	6/15/46	9,064	7,516
	Boeing Co.	3.650%	3/1/47	7,020	6,109
	Boeing Co.	3.625%	3/1/48	4,275	3,748
	Boeing Co.	3.850%	11/1/48	3,466	3,092
	Boeing Co.	3.900%	5/1/49	12,465	11,337
	Boeing Co.	3.750%	2/1/50	1,900	1,754
	Boeing Co.	5.805%	5/1/50	49,520	58,378
	Boeing Co.	3.825%	3/1/59	7,400	6,385
	Boeing Co.	3.950%	8/1/59	5,000	4,371
	Boeing Co.	5.930%	5/1/60	42,150	49,466
	Carlisle Cos. Inc.	3.750%	11/15/22	3,380	3,513
	Carlisle Cos. Inc.	3.500%	12/1/24	3,142	3,404
	Carlisle Cos. Inc.	3.750%	12/1/27	5,241	5,672
	Carlisle Cos. Inc.	2.750%	3/1/30	12,205	12,494
[6]	Carrier Global Corp.	1.923%	2/15/23	4,200	4,279
[6]	Carrier Global Corp.	2.242%	2/15/25	23,110	23,642
[6]	Carrier Global Corp.	2.493%	2/15/27	14,475	14,686
[6]	Carrier Global Corp.	2.722%	2/15/30	26,620	26,550
[6]	Carrier Global Corp.	3.377%	4/5/40	17,290	16,706
[6]	Carrier Global Corp.	3.577%	4/5/50	24,520	23,897
	Caterpillar Financial Services Corp.	1.850%	9/4/20	16,070	16,111
	Caterpillar Financial Services Corp.	2.900%	3/15/21	6,670	6,787
	Caterpillar Financial Services Corp.	1.700%	8/9/21	22,246	22,560
	Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,485
	Caterpillar Financial Services Corp.	3.150%	9/7/21	14,401	14,852
	Caterpillar Financial Services Corp.	1.931%	10/1/21	4,037	4,107
	Caterpillar Financial Services Corp.	2.950%	2/26/22	11,000	11,426
	Caterpillar Financial Services Corp.	0.950%	5/13/22	9,100	9,168
	Caterpillar Financial Services Corp.	2.850%	6/1/22	1,659	1,729
	Caterpillar Financial Services Corp.	2.400%	6/6/22	10,050	10,401
	Caterpillar Financial Services Corp.	1.950%	11/18/22	2,000	2,066
	Caterpillar Financial Services Corp.	2.550%	11/29/22	8,885	9,295
	Caterpillar Financial Services Corp.	2.625%	3/1/23	2,000	2,100
	Caterpillar Financial Services Corp.	3.450%	5/15/23	6,260	6,744
	Caterpillar Financial Services Corp.	3.750%	11/24/23	9,850	10,846
	Caterpillar Financial Services Corp.	3.650%	12/7/23	4,182	4,606
	Caterpillar Financial Services Corp.	2.850%	5/17/24	6,180	6,684
	Caterpillar Financial Services Corp.	3.300%	6/9/24	6,225	6,817
	Caterpillar Financial Services Corp.	2.150%	11/8/24	8,905	9,382
	Caterpillar Financial Services Corp.	3.250%	12/1/24	13,887	15,273
	Caterpillar Financial Services Corp.	1.450%	5/15/25	5,900	6,049
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,165	6,632
	Caterpillar Inc.	2.600%	6/26/22	12,112	12,587
	Caterpillar Inc.	3.400%	5/15/24	10,141	11,049
	Caterpillar Inc.	2.600%	9/19/29	6,500	7,083
	Caterpillar Inc.	2.600%	4/9/30	13,035	14,133
	Caterpillar Inc.	5.300%	9/15/35	3,000	4,055
	Caterpillar Inc.	6.050%	8/15/36	9,627	13,831
	Caterpillar Inc.	5.200%	5/27/41	9,710	13,441
	Caterpillar Inc.	3.803%	8/15/42	20,468	24,458
	Caterpillar Inc.	4.300%	5/15/44	3,590	4,542
	Caterpillar Inc.	3.250%	9/19/49	7,330	8,068
	Caterpillar Inc.	3.250%	4/9/50	14,635	16,281
	Caterpillar Inc.	4.750%	5/15/64	5,115	7,093
	CNH Industrial Capital LLC	3.875%	10/15/21	2,650	2,706
	CNH Industrial Capital LLC	4.375%	4/5/22	5,600	5,845
	CNH Industrial Capital LLC	1.950%	7/2/23	2,000	2,013
	CNH Industrial Capital LLC	4.200%	1/15/24	28,790	30,802
	CNH Industrial NV	4.500%	8/15/23	2,715	2,925
	CNH Industrial NV	3.850%	11/15/27	6,074	6,399
	Crane Co.	4.450%	12/15/23	6,450	6,911
	Crane Co.	4.200%	3/15/48	7,000	6,854
	CRH America Inc.	5.750%	1/15/21	2,975	3,046
	Deere & Co.	2.600%	6/8/22	32,898	34,051

64

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Deere & Co.	2.750%	4/15/25	8,700	9,492
Deere & Co.	5.375%	10/16/29	9,962	12,883
Deere & Co.	3.100%	4/15/30	8,280	9,358
Deere & Co.	7.125%	3/3/31	405	589
Deere & Co.	3.900%	6/9/42	7,164	8,941
Deere & Co.	2.875%	9/7/49	1,575	1,671
Deere & Co.	3.750%	4/15/50	13,878	17,076
Dover Corp.	3.150%	11/15/25	8,890	9,628
Dover Corp.	2.950%	11/4/29	3,972	4,270
Dover Corp.	5.375%	10/15/35	2,350	3,102
Dover Corp.	6.600%	3/15/38	3,115	4,278
Dover Corp.	5.375%	3/1/41	4,109	5,154
Eagle Materials Inc.	4.500%	8/1/26	5,080	5,278
Eaton Corp.	2.750%	11/2/22	15,254	16,042
Eaton Corp.	3.103%	9/15/27	14,345	15,750
Eaton Corp.	4.000%	11/2/32	9,322	10,953
Eaton Corp.	4.150%	11/2/42	2,691	3,186
Eaton Corp.	3.915%	9/15/47	5,715	6,579
Emerson Electric Co.	2.625%	12/1/21	15,650	16,140
Emerson Electric Co.	2.625%	2/15/23	4,200	4,406
Emerson Electric Co.	3.150%	6/1/25	6,150	6,842
Emerson Electric Co.	1.800%	10/15/27	11,525	11,897
Emerson Electric Co.	1.950%	10/15/30	7,000	7,166
Emerson Electric Co.	2.750%	10/15/50	6,100	6,118
Flowserve Corp.	3.500%	9/15/22	16,830	17,050
Flowserve Corp.	4.000%	11/15/23	4,225	4,247
Fortive Corp.	3.150%	6/15/26	8,229	9,021
Fortive Corp.	4.300%	6/15/46	7,500	8,422
Fortune Brands Home & Security Inc.	4.000%	9/21/23	7,173	7,828
Fortune Brands Home & Security Inc.	4.000%	6/15/25	9,001	9,960
Fortune Brands Home & Security Inc.	3.250%	9/15/29	8,125	8,653
General Dynamics Corp.	3.875%	7/15/21	5,119	5,287
General Dynamics Corp.	2.250%	11/15/22	10,415	10,825
General Dynamics Corp.	3.375%	5/15/23	21,885	23,595
General Dynamics Corp.	1.875%	8/15/23	23,790	24,722
General Dynamics Corp.	2.375%	11/15/24	9,650	10,282
General Dynamics Corp.	3.250%	4/1/25	1,711	1,897
General Dynamics Corp.	3.500%	5/15/25	13,635	15,302
General Dynamics Corp.	2.125%	8/15/26	6,885	7,372
General Dynamics Corp.	2.625%	11/15/27	14,129	15,337
General Dynamics Corp.	3.750%	5/15/28	14,689	17,212
General Dynamics Corp.	3.625%	4/1/30	12,795	14,930
General Dynamics Corp.	4.250%	4/1/40	8,955	11,077
General Dynamics Corp.	3.600%	11/15/42	4,468	5,158
General Dynamics Corp.	4.250%	4/1/50	8,425	10,924
General Electric Co.	3.150%	9/7/22	4,979	5,206
General Electric Co.	3.100%	1/9/23	11,432	11,950
General Electric Co.	3.375%	3/11/24	1,000	1,063
General Electric Co.	3.450%	5/15/24	9,275	9,847
General Electric Co.	3.450%	5/1/27	14,000	14,358
General Electric Co.	3.625%	5/1/30	18,825	18,823
General Electric Co.	6.750%	3/15/32	18,206	22,229
General Electric Co.	7.500%	8/21/35	100	131
General Electric Co.	6.150%	8/7/37	11,248	13,000
General Electric Co.	5.875%	1/14/38	36,953	41,567
General Electric Co.	6.875%	1/10/39	24,217	29,557
General Electric Co.	4.250%	5/1/40	18,154	17,833
General Electric Co.	4.125%	10/9/42	16,566	15,617
General Electric Co.	4.500%	3/11/44	9,183	9,092
General Electric Co.	4.350%	5/1/50	34,900	34,465
Hexcel Corp.	4.700%	8/15/25	2,300	2,508
Hexcel Corp.	3.950%	2/15/27	1,550	1,658
Honeywell International Inc.	4.250%	3/1/21	8,075	8,283
Honeywell International Inc.	1.850%	11/1/21	22,258	22,682

65

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	2.150%	8/8/22	6,450	6,674
	Honeywell International Inc.	3.350%	12/1/23	5,160	5,624
	Honeywell International Inc.	2.300%	8/15/24	11,900	12,680
	Honeywell International Inc.	1.350%	6/1/25	23,976	24,621
	Honeywell International Inc.	2.500%	11/1/26	13,860	15,257
	Honeywell International Inc.	2.700%	8/15/29	6,626	7,332
	Honeywell International Inc.	1.950%	6/1/30	22,127	23,067
	Honeywell International Inc.	5.700%	3/15/36	5,449	7,666
	Honeywell International Inc.	5.700%	3/15/37	8,641	12,334
	Honeywell International Inc.	5.375%	3/1/41	6,800	9,765
	Honeywell International Inc.	3.812%	11/21/47	1,885	2,319
	Honeywell International Inc.	2.800%	6/1/50	10,450	11,125
	Howmet Aerospace Inc.	5.950%	2/1/37	800	824
	Hubbell Inc.	3.350%	3/1/26	4,851	5,113
	Hubbell Inc.	3.150%	8/15/27	3,200	3,317
	Hubbell Inc.	3.500%	2/15/28	12,120	12,802
[6]	Huntington Ingalls Industries Inc.	3.844%	5/1/25	7,564	8,223
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	8,336	8,982
[6]	Huntington Ingalls Industries Inc.	4.200%	5/1/30	6,575	7,334
	IDEX Corp.	3.000%	5/1/30	4,111	4,229
	Illinois Tool Works Inc.	3.375%	9/15/21	765	789
	Illinois Tool Works Inc.	3.500%	3/1/24	4,552	4,975
	Illinois Tool Works Inc.	2.650%	11/15/26	13,414	14,776
	Illinois Tool Works Inc.	4.875%	9/15/41	4,670	6,277
	Illinois Tool Works Inc.	3.900%	9/1/42	17,549	21,529
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	7,960	8,769
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	4,425	4,801
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	8,700	9,800
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,245	3,785
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	3,700	4,455
	John Deere Capital Corp.	2.800%	3/4/21	6,800	6,911
	John Deere Capital Corp.	2.875%	3/12/21	4,970	5,051
	John Deere Capital Corp.	3.900%	7/12/21	5,953	6,161
	John Deere Capital Corp.	3.125%	9/10/21	8,671	8,947
	John Deere Capital Corp.	3.150%	10/15/21	7,049	7,287
	John Deere Capital Corp.	2.650%	1/6/22	5,100	5,266
	John Deere Capital Corp.	2.750%	3/15/22	2,445	2,537
	John Deere Capital Corp.	1.950%	6/13/22	4,233	4,349
	John Deere Capital Corp.	2.150%	9/8/22	15,950	16,485
	John Deere Capital Corp.	2.700%	1/6/23	1,350	1,418
	John Deere Capital Corp.	2.800%	1/27/23	2,510	2,648
	John Deere Capital Corp.	2.800%	3/6/23	13,238	14,014
	John Deere Capital Corp.	3.450%	6/7/23	5,500	5,939
	John Deere Capital Corp.	0.700%	7/5/23	3,500	3,506
	John Deere Capital Corp.	3.650%	10/12/23	3,305	3,631
	John Deere Capital Corp.	2.600%	3/7/24	4,511	4,802
	John Deere Capital Corp.	3.350%	6/12/24	21,130	23,218
	John Deere Capital Corp.	2.650%	6/24/24	4,929	5,291
	John Deere Capital Corp.	2.050%	1/9/25	10,525	11,090
	John Deere Capital Corp.	3.450%	3/13/25	16,648	18,619
	John Deere Capital Corp.	3.400%	9/11/25	3,810	4,286
	John Deere Capital Corp.	2.650%	6/10/26	6,094	6,656
	John Deere Capital Corp.	2.250%	9/14/26	5,050	5,390
	John Deere Capital Corp.	1.750%	3/9/27	6,100	6,302
	John Deere Capital Corp.	2.800%	9/8/27	8,650	9,535
	John Deere Capital Corp.	3.050%	1/6/28	14,260	15,854
	John Deere Capital Corp.	3.450%	3/7/29	6,005	6,923
	John Deere Capital Corp.	2.800%	7/18/29	7,000	7,754
	John Deere Capital Corp.	2.450%	1/9/30	7,455	8,079
	Johnson Controls International plc	3.625%	7/2/24	2,400	2,565
	Johnson Controls International plc	3.900%	2/14/26	5,764	6,234
	Johnson Controls International plc	6.000%	1/15/36	1,296	1,665
	Johnson Controls International plc	4.625%	7/2/44	10,127	11,533
	Johnson Controls International plc	5.125%	9/14/45	1,163	1,438

66

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Johnson Controls International plc	4.500%	2/15/47	9,046	10,299
	Johnson Controls International plc	4.950%	7/2/64	4,537	5,426
	Kennametal Inc.	3.875%	2/15/22	2,575	2,628
	Kennametal Inc.	4.625%	6/15/28	8,800	9,173
	L3Harris Technologies Inc.	3.850%	6/15/23	5,175	5,619
	L3Harris Technologies Inc.	3.950%	5/28/24	4,767	5,211
	L3Harris Technologies Inc.	3.832%	4/27/25	17,622	19,748
	L3Harris Technologies Inc.	3.850%	12/15/26	5,410	6,183
	L3Harris Technologies Inc.	4.400%	6/15/28	7,460	8,874
	L3Harris Technologies Inc.	4.400%	6/15/28	500	592
	L3Harris Technologies Inc.	2.900%	12/15/29	6,034	6,503
	L3Harris Technologies Inc.	4.854%	4/27/35	3,891	5,020
	L3Harris Technologies Inc.	6.150%	12/15/40	6,303	9,016
	L3Harris Technologies Inc.	5.054%	4/27/45	3,581	4,695
	Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,785
	Leggett & Platt Inc.	3.500%	11/15/27	15,510	15,636
	Leggett & Platt Inc.	4.400%	3/15/29	5,400	5,802
	Legrand France SA	8.500%	2/15/25	4,845	6,446
	Lennox International Inc.	3.000%	11/15/23	1,075	1,110
	Lockheed Martin Corp.	3.350%	9/15/21	15,132	15,667
	Lockheed Martin Corp.	3.100%	1/15/23	12,025	12,788
	Lockheed Martin Corp.	2.900%	3/1/25	8,181	8,973
	Lockheed Martin Corp.	3.550%	1/15/26	14,408	16,533
	Lockheed Martin Corp.	1.850%	6/15/30	8,300	8,499
	Lockheed Martin Corp.	3.600%	3/1/35	11,105	13,241
	Lockheed Martin Corp.	4.500%	5/15/36	7,065	9,163
	Lockheed Martin Corp.	6.150%	9/1/36	14,639	21,995
	Lockheed Martin Corp.	5.720%	6/1/40	5,260	7,790
	Lockheed Martin Corp.	4.070%	12/15/42	20,728	26,591
	Lockheed Martin Corp.	3.800%	3/1/45	4,882	5,912
	Lockheed Martin Corp.	4.700%	5/15/46	16,240	22,276
	Lockheed Martin Corp.	2.800%	6/15/50	9,200	9,657
	Lockheed Martin Corp.	4.090%	9/15/52	18,271	23,902
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,000	2,182
	Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	6,898
	Martin Marietta Materials Inc.	3.500%	12/15/27	8,000	8,772
	Martin Marietta Materials Inc.	2.500%	3/15/30	6,025	6,066
	Martin Marietta Materials Inc.	4.250%	12/15/47	10,110	10,999
	Masco Corp.	4.450%	4/1/25	8,451	9,556
	Masco Corp.	4.375%	4/1/26	2,923	3,304
	Masco Corp.	3.500%	11/15/27	8,060	8,635
	Masco Corp.	4.500%	5/15/47	8,150	8,617
	Mohawk Industries Inc.	3.850%	2/1/23	11,540	12,249
	Mohawk Industries Inc.	3.625%	5/15/30	6,075	6,622
	Northrop Grumman Corp.	3.500%	3/15/21	14,153	14,449
	Northrop Grumman Corp.	2.550%	10/15/22	6,930	7,237
	Northrop Grumman Corp.	3.250%	8/1/23	2,698	2,908
	Northrop Grumman Corp.	2.930%	1/15/25	7,725	8,345
	Northrop Grumman Corp.	3.200%	2/1/27	10,200	11,307
	Northrop Grumman Corp.	3.250%	1/15/28	26,570	29,682
	Northrop Grumman Corp.	4.400%	5/1/30	13,077	15,823
	Northrop Grumman Corp.	5.150%	5/1/40	5,720	7,624
	Northrop Grumman Corp.	5.050%	11/15/40	6,550	8,645
	Northrop Grumman Corp.	4.750%	6/1/43	12,429	16,155
	Northrop Grumman Corp.	3.850%	4/15/45	4,003	4,699
	Northrop Grumman Corp.	4.030%	10/15/47	25,178	30,409
	Northrop Grumman Corp.	5.250%	5/1/50	15,977	22,851
	Northrop Grumman Systems Corp.	7.750%	2/15/31	5,216	7,795
	Nvent Finance Sarl	3.950%	4/15/23	2,280	2,348
	Nvent Finance Sarl	4.550%	4/15/28	6,870	7,225
	Oshkosh Corp.	4.600%	5/15/28	9,000	9,742
	Oshkosh Corp.	3.100%	3/1/30	1,300	1,300
[6]	Otis Worldwide Corp.	2.056%	4/5/25	10,825	11,306
[6]	Otis Worldwide Corp.	2.293%	4/5/27	6,600	6,879

67

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[6]	Otis Worldwide Corp.	2.565%	2/15/30	27,115	28,214
[6]	Otis Worldwide Corp.	3.112%	2/15/40	11,608	11,767
[6]	Otis Worldwide Corp.	3.362%	2/15/50	10,960	11,522
	Owens Corning	4.200%	12/1/24	10,215	11,049
	Owens Corning	3.400%	8/15/26	5,350	5,571
	Owens Corning	3.950%	8/15/29	4,850	5,253
	Owens Corning	3.875%	6/1/30	4,650	4,973
	Owens Corning	7.000%	12/1/36	409	527
	Owens Corning	4.300%	7/15/47	7,825	7,874
	Owens Corning	4.400%	1/30/48	4,250	4,367
	Parker-Hannifin Corp.	3.500%	9/15/22	1,850	1,944
	Parker-Hannifin Corp.	2.700%	6/14/24	6,950	7,389
	Parker-Hannifin Corp.	3.300%	11/21/24	17,198	18,655
	Parker-Hannifin Corp.	3.250%	3/1/27	20,521	22,258
	Parker-Hannifin Corp.	3.250%	6/14/29	9,125	10,062
	Parker-Hannifin Corp.	4.200%	11/21/34	6,043	7,187
	Parker-Hannifin Corp.	6.250%	5/15/38	6,022	8,253
	Parker-Hannifin Corp.	4.450%	11/21/44	6,115	7,288
	Parker-Hannifin Corp.	4.100%	3/1/47	7,722	8,912
	Parker-Hannifin Corp.	4.000%	6/14/49	8,559	9,818
	Pentair Finance Sarl	4.500%	7/1/29	3,200	3,524
	Precision Castparts Corp.	2.500%	1/15/23	20,928	21,902
	Precision Castparts Corp.	3.250%	6/15/25	16,017	17,756
	Precision Castparts Corp.	3.900%	1/15/43	6,950	7,608
	Precision Castparts Corp.	4.375%	6/15/45	7,467	8,954
[6]	Raytheon Technologies Corp.	3.100%	11/15/21	2,350	2,405
[6]	Raytheon Technologies Corp.	2.800%	3/15/22	5,000	5,154
[6]	Raytheon Technologies Corp.	2.500%	12/15/22	13,681	14,162
	Raytheon Technologies Corp.	3.650%	8/16/23	1,132	1,227
[6]	Raytheon Technologies Corp.	3.700%	12/15/23	1,000	1,077
[6]	Raytheon Technologies Corp.	3.200%	3/15/24	16,875	18,136
	Raytheon Technologies Corp.	3.950%	8/16/25	27,342	31,151
[6]	Raytheon Technologies Corp.	3.500%	3/15/27	11,850	13,328
	Raytheon Technologies Corp.	3.125%	5/4/27	4,528	5,014
[6]	Raytheon Technologies Corp.	7.200%	8/15/27	3,010	4,044
	Raytheon Technologies Corp.	6.700%	8/1/28	5,197	7,078
	Raytheon Technologies Corp.	4.125%	11/16/28	45,910	54,116
	Raytheon Technologies Corp.	7.500%	9/15/29	8,296	12,149
	Raytheon Technologies Corp.	2.250%	7/1/30	2,900	3,007
	Raytheon Technologies Corp.	5.400%	5/1/35	8,312	11,301
	Raytheon Technologies Corp.	6.050%	6/1/36	10,362	14,881
	Raytheon Technologies Corp.	6.125%	7/15/38	8,916	12,922
	Raytheon Technologies Corp.	4.450%	11/16/38	14,954	18,275
	Raytheon Technologies Corp.	5.700%	4/15/40	13,715	19,059
[6]	Raytheon Technologies Corp.	4.875%	10/15/40	1,710	2,174
[6]	Raytheon Technologies Corp.	4.700%	12/15/41	8,700	10,508
	Raytheon Technologies Corp.	4.500%	6/1/42	38,036	47,181
[6]	Raytheon Technologies Corp.	4.800%	12/15/43	4,941	6,319
[6]	Raytheon Technologies Corp.	4.200%	12/15/44	2,950	3,433
	Raytheon Technologies Corp.	4.150%	5/15/45	17,147	20,590
	Raytheon Technologies Corp.	3.750%	11/1/46	15,595	17,780
[6]	Raytheon Technologies Corp.	4.350%	4/15/47	13,300	15,977
	Raytheon Technologies Corp.	4.050%	5/4/47	12,675	15,089
	Raytheon Technologies Corp.	4.625%	11/16/48	14,530	18,793
	Raytheon Technologies Corp.	3.125%	7/1/50	12,750	13,632
	Republic Services Inc.	5.250%	11/15/21	11,547	12,286
	Republic Services Inc.	3.550%	6/1/22	10,348	10,871
	Republic Services Inc.	4.750%	5/15/23	5,475	6,091
	Republic Services Inc.	2.500%	8/15/24	5,475	5,819
	Republic Services Inc.	3.200%	3/15/25	5,696	6,250
	Republic Services Inc.	2.900%	7/1/26	6,679	7,269
	Republic Services Inc.	3.375%	11/15/27	285	320
	Republic Services Inc.	3.950%	5/15/28	1,000	1,162
	Republic Services Inc.	2.300%	3/1/30	7,739	8,015

68

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic Services Inc.	6.200%	3/1/40	6,263	9,082
	Republic Services Inc.	5.700%	5/15/41	13,998	19,542
	Republic Services Inc.	3.050%	3/1/50	8,865	9,169
	Rockwell Automation Inc.	3.500%	3/1/29	9,050	10,217
	Rockwell Automation Inc.	4.200%	3/1/49	6,075	7,601
	Roper Technologies Inc.	3.000%	12/15/20	5,550	5,599
	Roper Technologies Inc.	2.800%	12/15/21	14,821	15,245
	Roper Technologies Inc.	3.125%	11/15/22	4,193	4,383
	Roper Technologies Inc.	2.350%	9/15/24	2,333	2,454
	Roper Technologies Inc.	3.850%	12/15/25	2,275	2,578
	Roper Technologies Inc.	3.800%	12/15/26	1,835	2,096
	Roper Technologies Inc.	4.200%	9/15/28	8,997	10,535
	Roper Technologies Inc.	2.950%	9/15/29	5,100	5,562
	Roper Technologies Inc.	2.000%	6/30/30	7,250	7,248
	Snap-on Inc.	6.125%	9/1/21	3,700	3,912
	Snap-on Inc.	3.250%	3/1/27	1,200	1,309
	Snap-on Inc.	4.100%	3/1/48	3,700	4,412
	Snap-on Inc.	3.100%	5/1/50	4,000	4,100
	Sonoco Products Co.	3.125%	5/1/30	5,485	5,728
	Sonoco Products Co.	5.750%	11/1/40	6,475	8,016
	Stanley Black & Decker Inc.	3.400%	12/1/21	3,300	3,407
	Stanley Black & Decker Inc.	2.900%	11/1/22	5,431	5,727
	Stanley Black & Decker Inc.	3.400%	3/1/26	6,416	7,117
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,100	1,317
	Stanley Black & Decker Inc.	2.300%	3/15/30	21,922	22,844
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,458	9,853
	Stanley Black & Decker Inc.	4.850%	11/15/48	5,750	7,810
[4]	Stanley Black & Decker Inc.	4.000%	3/15/60	3,805	3,753
	Textron Inc.	4.300%	3/1/24	3,825	4,117
	Textron Inc.	3.875%	3/1/25	13,626	14,588
	Textron Inc.	4.000%	3/15/26	12,033	12,786
	Textron Inc.	3.650%	3/15/27	12,840	13,325
	Textron Inc.	3.375%	3/1/28	4,629	4,731
	Textron Inc.	3.900%	9/17/29	7,150	7,587
	Timken Co.	3.875%	9/1/24	1,000	1,050
	Timken Co.	4.500%	12/15/28	10,000	10,775
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	4,100	4,536
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	5,840	7,734
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,482	1,704
	Valmont Industries Inc.	5.000%	10/1/44	7,950	8,128
	Valmont Industries Inc.	5.250%	10/1/54	4,875	4,964
	Vulcan Materials Co.	4.500%	4/1/25	7,023	7,796
	Vulcan Materials Co.	3.900%	4/1/27	1,550	1,706
	Vulcan Materials Co.	3.500%	6/1/30	8,575	9,305
	Vulcan Materials Co.	4.500%	6/15/47	11,069	12,249
	Wabtec Corp.	4.400%	3/15/24	11,165	11,795
	Wabtec Corp.	3.450%	11/15/26	9,767	10,050
	Wabtec Corp.	4.950%	9/15/28	10,900	12,125
	Waste Connections Inc.	3.500%	5/1/29	12,036	13,462
	Waste Connections Inc.	2.600%	2/1/30	7,983	8,415
	Waste Connections Inc.	3.050%	4/1/50	5,000	5,043
	Waste Management Inc.	4.600%	3/1/21	9,560	9,730
	Waste Management Inc.	2.900%	9/15/22	1,130	1,180
	Waste Management Inc.	2.400%	5/15/23	12,800	13,348
	Waste Management Inc.	3.500%	5/15/24	4,434	4,828
	Waste Management Inc.	2.950%	6/15/24	8,615	8,806
	Waste Management Inc.	3.125%	3/1/25	13,885	15,214
	Waste Management Inc.	3.200%	6/15/26	11,269	11,541
	Waste Management Inc.	3.150%	11/15/27	15,782	17,673
	Waste Management Inc.	3.450%	6/15/29	12,075	12,465
	Waste Management Inc.	3.900%	3/1/35	4,750	5,602
	Waste Management Inc.	4.000%	7/15/39	7,438	7,656
	Waste Management Inc.	4.100%	3/1/45	14,164	16,916
	Waste Management Inc.	4.150%	7/15/49	7,550	9,398

69

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	3,855	3,929
WW Grainger Inc.	1.850%	2/15/25	5,975	6,244
WW Grainger Inc.	4.600%	6/15/45	13,643	17,091
WW Grainger Inc.	3.750%	5/15/46	5,487	6,075
WW Grainger Inc.	4.200%	5/15/47	4,000	4,706
Xylem Inc.	4.875%	10/1/21	110	116
Xylem Inc.	3.250%	11/1/26	4,292	4,742
Xylem Inc.	1.950%	1/30/28	3,325	3,339
Xylem Inc.	2.250%	1/30/31	6,625	6,628
Xylem Inc.	4.375%	11/1/46	6,310	6,898
Communication (2.7%)
Activision Blizzard Inc.	2.300%	9/15/21	17,549	17,806
Activision Blizzard Inc.	3.400%	9/15/26	12,563	14,264
Activision Blizzard Inc.	3.400%	6/15/27	3,257	3,634
Activision Blizzard Inc.	4.500%	6/15/47	6,352	8,193
America Movil SAB de CV	3.125%	7/16/22	36,800	37,991
America Movil SAB de CV	3.625%	4/22/29	7,100	7,878
America Movil SAB de CV	2.875%	5/7/30	1,200	1,266
America Movil SAB de CV	6.375%	3/1/35	15,818	22,849
America Movil SAB de CV	6.125%	11/15/37	4,333	6,100
America Movil SAB de CV	6.125%	3/30/40	16,600	23,705
America Movil SAB de CV	4.375%	7/16/42	14,311	17,443
America Movil SAB de CV	4.375%	4/22/49	23,100	28,103
American Tower Corp.	3.450%	9/15/21	14,850	15,382
American Tower Corp.	2.250%	1/15/22	8,615	8,828
American Tower Corp.	3.500%	1/31/23	11,264	12,036
American Tower Corp.	5.000%	2/15/24	12,840	14,628
American Tower Corp.	3.375%	5/15/24	9,000	9,779
American Tower Corp.	2.950%	1/15/25	4,500	4,860
American Tower Corp.	2.400%	3/15/25	6,725	7,084
American Tower Corp.	4.000%	6/1/25	15,210	17,122
American Tower Corp.	1.300%	9/15/25	6,000	6,006
American Tower Corp.	3.375%	10/15/26	25,548	28,336
American Tower Corp.	2.750%	1/15/27	350	376
American Tower Corp.	3.125%	1/15/27	8,995	9,734
American Tower Corp.	3.550%	7/15/27	10,823	11,989
American Tower Corp.	3.600%	1/15/28	100	111
American Tower Corp.	3.950%	3/15/29	12,100	13,765
American Tower Corp.	3.800%	8/15/29	27,799	31,619
American Tower Corp.	2.900%	1/15/30	12,350	13,151
American Tower Corp.	2.100%	6/15/30	9,000	8,966
American Tower Corp.	3.700%	10/15/49	10,715	11,719
American Tower Corp.	3.100%	6/15/50	9,000	8,767
AT&T Inc.	4.000%	1/15/22	3,800	4,023
AT&T Inc.	3.000%	2/15/22	3,265	3,387
AT&T Inc.	3.200%	3/1/22	10,489	10,951
AT&T Inc.	3.800%	3/15/22	7,905	8,351
AT&T Inc.	3.400%	6/15/22	9,125	9,592
AT&T Inc.	3.000%	6/30/22	38,009	39,617
AT&T Inc.	2.625%	12/1/22	1,000	1,040
AT&T Inc.	3.600%	2/17/23	20,465	21,918
AT&T Inc.	4.050%	12/15/23	6,400	7,078
AT&T Inc.	3.800%	3/1/24	6,525	7,149
AT&T Inc.	3.900%	3/11/24	5,350	5,883
AT&T Inc.	4.450%	4/1/24	21,178	23,724
AT&T Inc.	3.550%	6/1/24	8,250	8,947
AT&T Inc.	3.950%	1/15/25	21,656	24,122
AT&T Inc.	3.400%	5/15/25	53,703	58,827
AT&T Inc.	3.600%	7/15/25	25,068	27,759
AT&T Inc.	3.875%	1/15/26	27,480	30,863
AT&T Inc.	4.125%	2/17/26	20,106	22,834
AT&T Inc.	3.800%	2/15/27	15,794	17,708
AT&T Inc.	4.250%	3/1/27	15,757	17,912

70

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	2.300%	6/1/27	32,100	32,921
AT&T Inc.	4.100%	2/15/28	34,947	39,771
AT&T Inc.	4.350%	3/1/29	42,980	49,651
AT&T Inc.	4.300%	2/15/30	43,544	50,518
AT&T Inc.	2.750%	6/1/31	36,590	37,714
AT&T Inc.	6.150%	9/15/34	1,385	1,883
AT&T Inc.	4.500%	5/15/35	31,331	36,894
AT&T Inc.	5.250%	3/1/37	27,996	34,416
AT&T Inc.	4.900%	8/15/37	16,410	19,541
AT&T Inc.	4.850%	3/1/39	21,369	25,909
AT&T Inc.	6.200%	3/15/40	3,800	5,085
AT&T Inc.	6.350%	3/15/40	11,710	15,873
AT&T Inc.	6.100%	7/15/40	5,465	7,360
AT&T Inc.	6.000%	8/15/40	16,456	22,132
AT&T Inc.	5.350%	9/1/40	27,975	34,788
AT&T Inc.	6.375%	3/1/41	5,518	7,832
AT&T Inc.	3.500%	6/1/41	31,055	32,105
AT&T Inc.	5.550%	8/15/41	12,296	15,556
AT&T Inc.	5.375%	10/15/41	9,950	12,297
AT&T Inc.	5.150%	3/15/42	20,894	25,867
AT&T Inc.	4.900%	6/15/42	8,694	10,465
AT&T Inc.	4.300%	12/15/42	19,875	21,985
AT&T Inc.	5.350%	12/15/43	17,129	21,058
AT&T Inc.	4.650%	6/1/44	20,089	23,186
AT&T Inc.	4.800%	6/15/44	29,640	34,503
AT&T Inc.	4.350%	6/15/45	30,600	34,043
AT&T Inc.	4.850%	7/15/45	200	233
AT&T Inc.	4.750%	5/15/46	47,810	56,617
AT&T Inc.	5.150%	11/15/46	33,548	41,130
AT&T Inc.	5.650%	2/15/47	11,100	14,369
AT&T Inc.	5.450%	3/1/47	18,176	23,818
AT&T Inc.	4.500%	3/9/48	46,670	54,952
AT&T Inc.	4.550%	3/9/49	39,667	46,727
AT&T Inc.	5.150%	2/15/50	17,349	22,217
AT&T Inc.	3.650%	6/1/51	40,190	40,975
AT&T Inc.	5.700%	3/1/57	6,130	8,340
AT&T Inc.	5.300%	8/15/58	15,172	19,342
AT&T Inc.	3.850%	6/1/60	18,481	19,114
Bell Canada Inc.	4.300%	7/29/49	8,125	9,956
British Telecommunications plc	4.500%	12/4/23	7,450	8,239
British Telecommunications plc	5.125%	12/4/28	8,000	9,882
British Telecommunications plc	9.625%	12/15/30	30,128	49,249
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	12,262	13,228
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	38,724	41,307
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	11,764	13,019
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	35,524	40,729
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	27,556	30,018
Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	7,825	8,768
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	19,470	22,941
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	18,300	18,572
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	32,785	43,267
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	11,130	13,519
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	41,300	54,709

71

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	30,384	35,779
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	34,260	42,515
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	12,200	14,092
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	32,823	36,291
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	17,390	17,035
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	5,899	7,943
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	9,260	11,197
Comcast Corp.	3.125%	7/15/22	12,382	13,074
Comcast Corp.	2.750%	3/1/23	12,364	13,055
Comcast Corp.	3.000%	2/1/24	46,159	49,656
Comcast Corp.	3.600%	3/1/24	5,308	5,837
Comcast Corp.	3.700%	4/15/24	17,350	19,242
Comcast Corp.	3.375%	2/15/25	25,116	27,803
Comcast Corp.	3.100%	4/1/25	1,150	1,265
Comcast Corp.	3.375%	8/15/25	30,769	34,269
Comcast Corp.	3.950%	10/15/25	36,662	41,963
Comcast Corp.	3.150%	3/1/26	22,575	25,097
Comcast Corp.	2.350%	1/15/27	27,347	29,118
Comcast Corp.	3.300%	2/1/27	32,299	36,197
Comcast Corp.	3.300%	4/1/27	12,850	14,400
Comcast Corp.	3.150%	2/15/28	28,480	31,769
Comcast Corp.	3.550%	5/1/28	2,700	3,088
Comcast Corp.	4.150%	10/15/28	54,098	64,818
Comcast Corp.	2.650%	2/1/30	16,900	18,348
Comcast Corp.	3.400%	4/1/30	21,300	24,216
Comcast Corp.	4.250%	10/15/30	26,339	32,201
Comcast Corp.	1.950%	1/15/31	17,400	17,715
Comcast Corp.	4.250%	1/15/33	22,769	28,058
Comcast Corp.	7.050%	3/15/33	5,487	8,332
Comcast Corp.	4.200%	8/15/34	17,489	21,595
Comcast Corp.	5.650%	6/15/35	4,746	6,749
Comcast Corp.	4.400%	8/15/35	19,591	24,694
Comcast Corp.	6.500%	11/15/35	18,623	28,346
Comcast Corp.	3.200%	7/15/36	11,795	12,860
Comcast Corp.	6.450%	3/15/37	12,179	18,111
Comcast Corp.	6.950%	8/15/37	9,839	15,478
Comcast Corp.	3.900%	3/1/38	6,000	7,119
Comcast Corp.	6.400%	5/15/38	10,041	14,889
Comcast Corp.	4.600%	10/15/38	42,803	54,452
Comcast Corp.	6.550%	7/1/39	600	917
Comcast Corp.	3.250%	11/1/39	15,864	17,362
Comcast Corp.	6.400%	3/1/40	970	1,482
Comcast Corp.	3.750%	4/1/40	19,500	22,779
Comcast Corp.	4.650%	7/15/42	19,758	25,577
Comcast Corp.	4.500%	1/15/43	8,351	10,775
Comcast Corp.	4.600%	8/15/45	24,755	31,999
Comcast Corp.	3.400%	7/15/46	12,209	13,513
Comcast Corp.	4.000%	8/15/47	20,484	24,578
Comcast Corp.	3.969%	11/1/47	35,817	43,046
Comcast Corp.	4.000%	3/1/48	6,896	8,410
Comcast Corp.	4.700%	10/15/48	44,917	60,157
Comcast Corp.	3.999%	11/1/49	8,071	9,784
Comcast Corp.	3.450%	2/1/50	22,861	26,129
Comcast Corp.	2.800%	1/15/51	21,150	21,445
Comcast Corp.	4.049%	11/1/52	20,300	24,753
Comcast Corp.	4.950%	10/15/58	29,577	42,035
Crown Castle International Corp.	2.250%	9/1/21	8,230	8,397
Crown Castle International Corp.	4.875%	4/15/22	8,613	9,257

72

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Crown Castle International Corp.	5.250%	1/15/23	13,064	14,483
Crown Castle International Corp.	3.150%	7/15/23	7,420	7,891
Crown Castle International Corp.	3.200%	9/1/24	8,075	8,738
Crown Castle International Corp.	1.350%	7/15/25	4,500	4,505
Crown Castle International Corp.	4.450%	2/15/26	22,815	26,095
Crown Castle International Corp.	3.700%	6/15/26	17,275	19,238
Crown Castle International Corp.	4.000%	3/1/27	7,330	8,299
Crown Castle International Corp.	3.650%	9/1/27	22,653	25,276
Crown Castle International Corp.	3.800%	2/15/28	30,031	33,836
Crown Castle International Corp.	4.300%	2/15/29	826	957
Crown Castle International Corp.	3.300%	7/1/30	4,100	4,475
Crown Castle International Corp.	2.250%	1/15/31	10,000	10,016
Crown Castle International Corp.	4.750%	5/15/47	6,725	8,310
Crown Castle International Corp.	5.200%	2/15/49	7,749	10,261
Crown Castle International Corp.	4.000%	11/15/49	100	112
Crown Castle International Corp.	4.150%	7/1/50	6,600	7,469
Crown Castle International Corp.	3.250%	1/15/51	4,500	4,490
Deutsche Telekom International Finance BV	8.750%	6/15/30	42,408	66,084
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,017	1,667
Discovery Communications LLC	2.950%	3/20/23	11,057	11,639
Discovery Communications LLC	3.800%	3/13/24	5,559	6,023
Discovery Communications LLC	3.900%	11/15/24	12,767	13,967
Discovery Communications LLC	3.450%	3/15/25	11,092	11,960
Discovery Communications LLC	3.950%	6/15/25	9,607	10,565
Discovery Communications LLC	4.900%	3/11/26	9,208	10,579
Discovery Communications LLC	3.950%	3/20/28	20,795	23,295
Discovery Communications LLC	4.125%	5/15/29	8,900	10,145
Discovery Communications LLC	3.625%	5/15/30	11,700	12,770
Discovery Communications LLC	5.000%	9/20/37	15,463	18,005
Discovery Communications LLC	6.350%	6/1/40	11,951	16,073
Discovery Communications LLC	4.950%	5/15/42	8,707	9,796
Discovery Communications LLC	4.875%	4/1/43	12,212	13,940
Discovery Communications LLC	5.200%	9/20/47	15,210	17,681
Discovery Communications LLC	5.300%	5/15/49	9,145	10,963
Discovery Communications LLC	4.650%	5/15/50	13,250	15,054
Electronic Arts Inc.	4.800%	3/1/26	5,040	6,015
Fox Corp.	3.666%	1/25/22	3,775	3,947
Fox Corp.	4.030%	1/25/24	14,897	16,469
Fox Corp.	3.050%	4/7/25	6,000	6,498
Fox Corp.	4.709%	1/25/29	27,256	32,720
Fox Corp.	3.500%	4/8/30	8,250	9,169
Fox Corp.	5.476%	1/25/39	12,800	17,101
Fox Corp.	5.576%	1/25/49	31,000	43,087
Grupo Televisa SAB	6.625%	3/18/25	4,064	4,774
Grupo Televisa SAB	4.625%	1/30/26	2,825	3,075
Grupo Televisa SAB	8.500%	3/11/32	460	670
Grupo Televisa SAB	6.625%	1/15/40	6,543	8,457
Grupo Televisa SAB	5.000%	5/13/45	20,316	22,419
Grupo Televisa SAB	6.125%	1/31/46	8,328	10,619
Grupo Televisa SAB	5.250%	5/24/49	4,950	5,722
Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,968	5,152
Interpublic Group of Cos. Inc.	3.750%	2/15/23	9,525	10,091
Interpublic Group of Cos. Inc.	4.200%	4/15/24	8,255	9,012
Interpublic Group of Cos. Inc.	4.650%	10/1/28	6,120	7,106
Interpublic Group of Cos. Inc.	4.750%	3/30/30	8,500	9,972
Interpublic Group of Cos. Inc.	5.400%	10/1/48	5,735	6,372
Koninklijke KPN NV	8.375%	10/1/30	5,000	7,170
Moody's Corp.	2.750%	12/15/21	6,925	7,133
Moody's Corp.	4.500%	9/1/22	13,610	14,599
Moody's Corp.	4.875%	2/15/24	7,884	8,903
Moody's Corp.	3.750%	3/24/25	100	113
Moody's Corp.	3.250%	1/15/28	5,000	5,548
Moody's Corp.	4.250%	2/1/29	1,600	1,892
Moody's Corp.	5.250%	7/15/44	7,325	10,296

73

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Moody's Corp.	3.250%	5/20/50	4,150	4,488
	NBCUniversal Media LLC	2.875%	1/15/23	17,669	18,730
	NBCUniversal Media LLC	6.400%	4/30/40	10,415	15,992
	NBCUniversal Media LLC	5.950%	4/1/41	6,030	8,856
	NBCUniversal Media LLC	4.450%	1/15/43	12,690	15,982
	Omnicom Group Inc.	2.450%	4/30/30	8,750	8,837
	Omnicom Group Inc.	4.200%	6/1/30	4,600	5,345
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	14,118	14,895
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	10,696	11,758
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	16,126	18,015
	Orange SA	4.125%	9/14/21	26,416	27,538
	Orange SA	9.000%	3/1/31	24,435	39,689
	Orange SA	5.375%	1/13/42	17,000	23,551
	Orange SA	5.500%	2/6/44	4,781	6,899
	RELX Capital Inc.	3.500%	3/16/23	11,717	12,475
	RELX Capital Inc.	4.000%	3/18/29	5,050	5,839
	RELX Capital Inc.	3.000%	5/22/30	8,000	8,614
	Rogers Communications Inc.	3.000%	3/15/23	5,602	5,936
	Rogers Communications Inc.	4.100%	10/1/23	6,060	6,708
	Rogers Communications Inc.	3.625%	12/15/25	5,652	6,377
	Rogers Communications Inc.	2.900%	11/15/26	13,155	14,380
	Rogers Communications Inc.	7.500%	8/15/38	3,048	4,549
	Rogers Communications Inc.	4.500%	3/15/43	9,288	11,318
	Rogers Communications Inc.	5.450%	10/1/43	100	138
	Rogers Communications Inc.	5.000%	3/15/44	5,300	6,826
	Rogers Communications Inc.	4.300%	2/15/48	6,000	7,202
	Rogers Communications Inc.	4.350%	5/1/49	26,786	32,766
	Rogers Communications Inc.	3.700%	11/15/49	4,140	4,525
	S&P Global Inc.	4.000%	6/15/25	9,572	10,970
	S&P Global Inc.	4.400%	2/15/26	11,467	13,494
	S&P Global Inc.	2.950%	1/22/27	1,700	1,874
	S&P Global Inc.	2.500%	12/1/29	10,850	11,776
	S&P Global Inc.	4.500%	5/15/48	7,735	10,177
	S&P Global Inc.	3.250%	12/1/49	7,400	8,171
[6]	T-Mobile USA Inc.	3.500%	4/15/25	37,700	41,027
[6]	T-Mobile USA Inc.	1.500%	2/15/26	12,000	11,951
[6]	T-Mobile USA Inc.	3.750%	4/15/27	51,271	56,686
[6]	T-Mobile USA Inc.	2.050%	2/15/28	12,000	11,969
[6]	T-Mobile USA Inc.	3.875%	4/15/30	92,850	102,868
[6]	T-Mobile USA Inc.	2.550%	2/15/31	16,000	15,945
[6]	T-Mobile USA Inc.	4.375%	4/15/40	24,730	28,237
[6]	T-Mobile USA Inc.	4.500%	4/15/50	38,950	45,437
	TCI Communications Inc.	7.875%	2/15/26	6,043	8,210
	TCI Communications Inc.	7.125%	2/15/28	3,972	5,502
	Telefonica Emisiones SAU	4.570%	4/27/23	8,757	9,555
	Telefonica Emisiones SAU	4.103%	3/8/27	19,185	21,841
	Telefonica Emisiones SAU	7.045%	6/20/36	23,153	33,430
	Telefonica Emisiones SAU	4.665%	3/6/38	14,922	17,776
	Telefonica Emisiones SAU	5.213%	3/8/47	31,461	39,484
	Telefonica Emisiones SAU	4.895%	3/6/48	19,857	23,769
	Telefonica Emisiones SAU	5.520%	3/1/49	15,159	19,829
	Telefonica Europe BV	8.250%	9/15/30	7,027	10,721
	TELUS Corp.	2.800%	2/16/27	9,635	10,106
	TELUS Corp.	4.300%	6/15/49	13,240	15,632
	Thomson Reuters Corp.	4.300%	11/23/23	9,483	10,439
	Thomson Reuters Corp.	3.350%	5/15/26	6,100	6,620
	Thomson Reuters Corp.	5.500%	8/15/35	8,250	10,388
	Thomson Reuters Corp.	5.850%	4/15/40	3,795	4,769
	Thomson Reuters Corp.	5.650%	11/23/43	4,525	6,076
	Time Warner Cable LLC	4.000%	9/1/21	11,222	11,521
	Time Warner Cable LLC	6.550%	5/1/37	15,106	19,857
	Time Warner Cable LLC	7.300%	7/1/38	17,973	24,950
	Time Warner Cable LLC	6.750%	6/15/39	18,267	24,257
	Time Warner Cable LLC	5.875%	11/15/40	17,518	21,571

74

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable LLC	5.500%	9/1/41	14,193	17,190
Time Warner Cable LLC	4.500%	9/15/42	23,045	24,707
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,300	1,542
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,943	11,932
TWDC Enterprises 18 Corp.	2.950%	6/15/27	750	832
Verizon Communications Inc.	3.450%	3/15/21	29,210	29,818
Verizon Communications Inc.	2.946%	3/15/22	6,850	7,138
Verizon Communications Inc.	2.450%	11/1/22	18,925	19,679
Verizon Communications Inc.	5.150%	9/15/23	44,974	51,218
Verizon Communications Inc.	4.150%	3/15/24	8,595	9,548
Verizon Communications Inc.	3.500%	11/1/24	22,030	24,249
Verizon Communications Inc.	3.376%	2/15/25	35,089	38,929
Verizon Communications Inc.	2.625%	8/15/26	33,530	36,296
Verizon Communications Inc.	4.125%	3/16/27	38,602	45,298
Verizon Communications Inc.	3.000%	3/22/27	9,445	10,425
Verizon Communications Inc.	4.329%	9/21/28	29,474	35,469
Verizon Communications Inc.	3.875%	2/8/29	1,200	1,417
Verizon Communications Inc.	4.016%	12/3/29	49,665	59,333
Verizon Communications Inc.	3.150%	3/22/30	22,140	24,799
Verizon Communications Inc.	4.500%	8/10/33	42,884	53,198
Verizon Communications Inc.	4.400%	11/1/34	34,679	42,702
Verizon Communications Inc.	4.272%	1/15/36	40,378	49,946
Verizon Communications Inc.	5.250%	3/16/37	39,772	53,506
Verizon Communications Inc.	4.812%	3/15/39	19,410	25,330
Verizon Communications Inc.	4.750%	11/1/41	21,140	27,595
Verizon Communications Inc.	3.850%	11/1/42	9,717	11,534
Verizon Communications Inc.	4.125%	8/15/46	19,807	24,327
Verizon Communications Inc.	4.862%	8/21/46	58,678	79,753
Verizon Communications Inc.	5.500%	3/16/47	10,000	14,713
Verizon Communications Inc.	4.522%	9/15/48	39,258	51,795
Verizon Communications Inc.	5.012%	4/15/49	29,214	40,146
Verizon Communications Inc.	4.000%	3/22/50	13,250	16,581
Verizon Communications Inc.	4.672%	3/15/55	38,000	50,887
ViacomCBS Inc.	3.375%	3/1/22	3,818	3,952
ViacomCBS Inc.	2.900%	6/1/23	4,475	4,712
ViacomCBS Inc.	4.250%	9/1/23	13,768	14,978
ViacomCBS Inc.	3.875%	4/1/24	5,530	5,950
ViacomCBS Inc.	3.700%	8/15/24	7,775	8,446
ViacomCBS Inc.	3.500%	1/15/25	3,353	3,635
ViacomCBS Inc.	4.750%	5/15/25	20,798	23,780
ViacomCBS Inc.	4.000%	1/15/26	8,574	9,606
ViacomCBS Inc.	2.900%	1/15/27	12,170	12,760
ViacomCBS Inc.	3.375%	2/15/28	9,758	10,362
ViacomCBS Inc.	3.700%	6/1/28	6,285	6,811
ViacomCBS Inc.	4.200%	6/1/29	611	688
ViacomCBS Inc.	7.875%	7/30/30	3,439	4,885
ViacomCBS Inc.	4.950%	1/15/31	22,661	26,526
ViacomCBS Inc.	4.200%	5/19/32	12,200	13,588
ViacomCBS Inc.	5.500%	5/15/33	3,065	3,673
ViacomCBS Inc.	6.875%	4/30/36	10,847	14,664
ViacomCBS Inc.	5.900%	10/15/40	3,538	4,203
ViacomCBS Inc.	4.850%	7/1/42	8,836	9,379
ViacomCBS Inc.	4.375%	3/15/43	21,003	21,913
ViacomCBS Inc.	5.850%	9/1/43	15,115	17,772
ViacomCBS Inc.	4.900%	8/15/44	13,451	14,615
ViacomCBS Inc.	4.600%	1/15/45	6,740	7,057
ViacomCBS Inc.	4.950%	5/19/50	17,000	18,964
Vodafone Group plc	3.750%	1/16/24	43,371	47,395
Vodafone Group plc	4.125%	5/30/25	18,939	21,415
Vodafone Group plc	4.375%	5/30/28	37,715	44,615
Vodafone Group plc	7.875%	2/15/30	2,878	4,146
Vodafone Group plc	6.250%	11/30/32	8,100	10,913
Vodafone Group plc	6.150%	2/27/37	4,118	5,725
Vodafone Group plc	5.000%	5/30/38	29,764	37,135

75

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Vodafone Group plc	4.375%	2/19/43	18,063	20,873
	Vodafone Group plc	5.250%	5/30/48	37,257	48,488
	Vodafone Group plc	4.875%	6/19/49	23,425	29,314
	Vodafone Group plc	4.250%	9/17/50	29,450	34,992
	Vodafone Group plc	5.125%	6/19/59	1,200	1,553
	Walt Disney Co.	3.750%	6/1/21	2,000	2,062
	Walt Disney Co.	2.750%	8/16/21	5,550	5,689
	Walt Disney Co.	2.550%	2/15/22	4,081	4,208
	Walt Disney Co.	2.450%	3/4/22	4,155	4,286
	Walt Disney Co.	1.650%	9/1/22	6,400	6,549
	Walt Disney Co.	3.000%	9/15/22	21,260	22,424
	Walt Disney Co.	2.350%	12/1/22	6,086	6,353
	Walt Disney Co.	1.750%	8/30/24	8,350	8,646
	Walt Disney Co.	3.700%	9/15/24	8,065	8,957
	Walt Disney Co.	3.350%	3/24/25	14,060	15,578
	Walt Disney Co.	3.150%	9/17/25	17,438	19,254
	Walt Disney Co.	3.700%	10/15/25	12,645	14,251
	Walt Disney Co.	1.750%	1/13/26	18,000	18,540
	Walt Disney Co.	3.000%	2/13/26	10,875	11,953
	Walt Disney Co.	1.850%	7/30/26	31,356	32,372
	Walt Disney Co.	3.375%	11/15/26	8,963	10,081
	Walt Disney Co.	3.700%	3/23/27	1,100	1,258
	Walt Disney Co.	2.200%	1/13/28	13,800	14,404
	Walt Disney Co.	2.000%	9/1/29	23,375	23,842
	Walt Disney Co.	3.800%	3/22/30	10,070	11,724
	Walt Disney Co.	2.650%	1/13/31	38,500	40,849
	Walt Disney Co.	7.000%	3/1/32	5,745	8,559
	Walt Disney Co.	6.550%	3/15/33	13,290	19,619
	Walt Disney Co.	6.200%	12/15/34	16,651	24,375
	Walt Disney Co.	6.400%	12/15/35	17,957	26,751
	Walt Disney Co.	6.150%	3/1/37	18,513	26,599
	Walt Disney Co.	6.650%	11/15/37	4,300	6,436
	Walt Disney Co.	4.625%	3/23/40	5,365	6,677
	Walt Disney Co.	3.500%	5/13/40	22,000	24,018
	Walt Disney Co.	6.150%	2/15/41	194	288
	Walt Disney Co.	4.375%	8/16/41	10,750	13,207
	Walt Disney Co.	4.125%	12/1/41	12,524	14,780
	Walt Disney Co.	3.700%	12/1/42	10,352	11,502
	Walt Disney Co.	5.400%	10/1/43	10,980	15,213
	Walt Disney Co.	4.750%	9/15/44	14,869	18,813
	Walt Disney Co.	4.950%	10/15/45	1,250	1,631
	Walt Disney Co.	3.000%	7/30/46	2,535	2,645
	Walt Disney Co.	4.750%	11/15/46	2,998	3,845
	Walt Disney Co.	2.750%	9/1/49	17,335	16,830
	Walt Disney Co.	4.700%	3/23/50	20,210	26,218
	Walt Disney Co.	3.600%	1/13/51	33,900	37,798
	Walt Disney Co.	3.800%	5/13/60	18,000	20,884
	Weibo Corp.	3.500%	7/5/24	8,900	9,183
	WPP Finance 2010	3.625%	9/7/22	9,506	9,884
	WPP Finance 2010	3.750%	9/19/24	6,315	6,800
	Consumer Cyclical (2.1%)
	Advance Auto Parts Inc.	4.500%	1/15/22	2,730	2,845
	Advance Auto Parts Inc.	4.500%	12/1/23	5,876	6,372
[6]	Advance Auto Parts Inc.	3.900%	4/15/30	11,423	12,226
	Alibaba Group Holding Ltd.	3.125%	11/28/21	15,040	15,396
	Alibaba Group Holding Ltd.	2.800%	6/6/23	3,000	3,138
	Alibaba Group Holding Ltd.	3.600%	11/28/24	25,319	27,549
	Alibaba Group Holding Ltd.	3.400%	12/6/27	31,790	35,107
	Alibaba Group Holding Ltd.	4.500%	11/28/34	7,965	9,737
	Alibaba Group Holding Ltd.	4.000%	12/6/37	20,140	23,062
	Alibaba Group Holding Ltd.	4.200%	12/6/47	17,275	21,031
	Alibaba Group Holding Ltd.	4.400%	12/6/57	12,427	15,875
	Amazon.com Inc.	3.300%	12/5/21	24,464	25,410

76

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amazon.com Inc.	2.500%	11/29/22	7,643	8,004
Amazon.com Inc.	2.400%	2/22/23	15,720	16,516
Amazon.com Inc.	0.400%	6/3/23	9,625	9,619
Amazon.com Inc.	2.800%	8/22/24	23,282	25,263
Amazon.com Inc.	3.800%	12/5/24	6,741	7,653
Amazon.com Inc.	0.800%	6/3/25	10,000	10,077
Amazon.com Inc.	5.200%	12/3/25	17,887	21,843
Amazon.com Inc.	1.200%	6/3/27	16,000	16,132
Amazon.com Inc.	3.150%	8/22/27	23,105	26,315
Amazon.com Inc.	1.500%	6/3/30	25,000	25,337
Amazon.com Inc.	4.800%	12/5/34	20,979	28,545
Amazon.com Inc.	3.875%	8/22/37	34,355	42,417
Amazon.com Inc.	4.950%	12/5/44	19,536	27,736
Amazon.com Inc.	4.050%	8/22/47	40,792	53,049
Amazon.com Inc.	2.500%	6/3/50	31,000	31,398
Amazon.com Inc.	4.250%	8/22/57	28,370	37,899
Amazon.com Inc.	2.700%	6/3/60	24,000	24,430
American Honda Finance Corp.	3.150%	1/8/21	9,675	9,796
American Honda Finance Corp.	1.650%	7/12/21	11,105	11,229
American Honda Finance Corp.	1.700%	9/9/21	16,000	16,216
American Honda Finance Corp.	3.375%	12/10/21	3,550	3,686
American Honda Finance Corp.	2.200%	6/27/22	8,935	9,179
American Honda Finance Corp.	2.600%	11/16/22	6,100	6,356
American Honda Finance Corp.	2.050%	1/10/23	2,270	2,339
American Honda Finance Corp.	1.950%	5/10/23	11,880	12,275
American Honda Finance Corp.	3.450%	7/14/23	5,150	5,537
American Honda Finance Corp.	3.625%	10/10/23	1,504	1,634
American Honda Finance Corp.	3.550%	1/12/24	500	543
American Honda Finance Corp.	2.900%	2/16/24	12,825	13,653
American Honda Finance Corp.	2.400%	6/27/24	8,426	8,840
American Honda Finance Corp.	2.150%	9/10/24	13,295	13,845
American Honda Finance Corp.	2.300%	9/9/26	6,450	6,855
American Honda Finance Corp.	2.350%	1/8/27	6,950	7,361
American Honda Finance Corp.	3.500%	2/15/28	6,325	7,121
Aptiv Corp.	4.150%	3/15/24	7,520	7,971
Aptiv plc	4.250%	1/15/26	9,325	10,289
Aptiv plc	4.350%	3/15/29	1,950	2,086
Aptiv plc	4.400%	10/1/46	4,220	4,086
Aptiv plc	5.400%	3/15/49	4,200	4,424
Automatic Data Processing Inc.	3.375%	9/15/25	16,530	18,554
AutoNation Inc.	3.500%	11/15/24	5,163	5,322
AutoNation Inc.	4.500%	10/1/25	10,875	11,692
AutoNation Inc.	3.800%	11/15/27	6,865	7,119
AutoZone Inc.	3.700%	4/15/22	7,611	7,953
AutoZone Inc.	2.875%	1/15/23	6,086	6,308
AutoZone Inc.	3.125%	7/15/23	660	701
AutoZone Inc.	3.125%	4/18/24	5,000	5,375
AutoZone Inc.	3.250%	4/15/25	13,685	15,015
AutoZone Inc.	3.125%	4/21/26	9,680	10,655
AutoZone Inc.	3.750%	6/1/27	11,425	12,828
AutoZone Inc.	3.750%	4/18/29	9,175	10,441
AutoZone Inc.	4.000%	4/15/30	15,420	17,837
Best Buy Co. Inc.	5.500%	3/15/21	2,480	2,534
Best Buy Co. Inc.	4.450%	10/1/28	10,200	11,820
Block Financial LLC	5.500%	11/1/22	2,865	3,049
Block Financial LLC	5.250%	10/1/25	12,310	13,507
Booking Holdings Inc.	2.750%	3/15/23	6,427	6,721
Booking Holdings Inc.	3.650%	3/15/25	10,225	11,201
Booking Holdings Inc.	3.600%	6/1/26	27,585	30,264
Booking Holdings Inc.	4.500%	4/13/27	5,203	5,972
Booking Holdings Inc.	3.550%	3/15/28	8,110	8,858
Booking Holdings Inc.	4.625%	4/13/30	11,805	13,819
BorgWarner Inc.	3.375%	3/15/25	2,348	2,487
BorgWarner Inc.	2.650%	7/1/27	11,000	11,276

77

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BorgWarner Inc.	4.375%	3/15/45	7,565	7,975
Choice Hotels International Inc.	5.750%	7/1/22	1,750	1,833
Costco Wholesale Corp.	2.300%	5/18/22	14,126	14,609
Costco Wholesale Corp.	2.750%	5/18/24	16,436	17,837
Costco Wholesale Corp.	3.000%	5/18/27	12,463	14,026
Costco Wholesale Corp.	1.375%	6/20/27	15,670	16,026
Costco Wholesale Corp.	1.600%	4/20/30	31,354	31,653
Costco Wholesale Corp.	1.750%	4/20/32	13,600	13,770
Cummins Inc.	3.650%	10/1/23	2,200	2,401
Cummins Inc.	7.125%	3/1/28	1,750	2,390
Cummins Inc.	4.875%	10/1/43	8,520	11,129
Daimler Finance North America LLC	8.500%	1/18/31	6,712	10,150
Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,698
Darden Restaurants Inc.	4.550%	2/15/48	5,270	5,003
Dollar General Corp.	3.250%	4/15/23	14,870	15,870
Dollar General Corp.	4.150%	11/1/25	9,158	10,590
Dollar General Corp.	3.875%	4/15/27	8,442	9,702
Dollar General Corp.	4.125%	5/1/28	8,074	9,460
Dollar General Corp.	3.500%	4/3/30	4,000	4,485
Dollar General Corp.	4.125%	4/3/50	13,481	16,119
Dollar Tree Inc.	3.700%	5/15/23	6,575	7,047
Dollar Tree Inc.	4.000%	5/15/25	17,971	20,235
Dollar Tree Inc.	4.200%	5/15/28	13,325	15,492
DR Horton Inc.	2.550%	12/1/20	2,730	2,749
DR Horton Inc.	4.375%	9/15/22	6,442	6,817
DR Horton Inc.	4.750%	2/15/23	4,193	4,531
DR Horton Inc.	5.750%	8/15/23	6,845	7,685
DR Horton Inc.	2.500%	10/15/24	9,500	9,921
DR Horton Inc.	2.600%	10/15/25	2,500	2,630
eBay Inc.	3.800%	3/9/22	6,132	6,438
eBay Inc.	2.600%	7/15/22	9,105	9,403
eBay Inc.	2.750%	1/30/23	8,815	9,207
eBay Inc.	3.450%	8/1/24	8,596	9,376
eBay Inc.	1.900%	3/11/25	11,000	11,369
eBay Inc.	3.600%	6/5/27	8,475	9,562
eBay Inc.	2.700%	3/11/30	16,600	17,462
eBay Inc.	4.000%	7/15/42	8,930	9,712
Expedia Group Inc.	4.500%	8/15/24	7,255	7,527
Expedia Group Inc.	5.000%	2/15/26	9,123	9,397
Expedia Group Inc.	3.800%	2/15/28	11,435	11,006
Expedia Group Inc.	3.250%	2/15/30	10,175	9,488
Ford Foundation	2.415%	6/1/50	2,300	2,339
Ford Foundation	2.815%	6/1/70	3,375	3,498
General Motors Co.	4.875%	10/2/23	18,878	20,156
General Motors Co.	5.400%	10/2/23	1,000	1,082
General Motors Co.	4.000%	4/1/25	5,631	5,834
General Motors Co.	6.125%	10/1/25	2,000	2,242
General Motors Co.	4.200%	10/1/27	2,788	2,844
General Motors Co.	5.000%	10/1/28	7,233	7,702
General Motors Co.	5.000%	4/1/35	19,163	19,238
General Motors Co.	6.600%	4/1/36	14,142	15,278
General Motors Co.	5.150%	4/1/38	10,700	10,352
General Motors Co.	6.250%	10/2/43	19,587	20,811
General Motors Co.	5.200%	4/1/45	11,787	11,398
General Motors Co.	6.750%	4/1/46	15,793	17,230
General Motors Co.	5.400%	4/1/48	14,596	14,419
General Motors Co.	5.950%	4/1/49	8,929	9,348
General Motors Financial Co. Inc.	4.200%	3/1/21	15,688	15,885
General Motors Financial Co. Inc.	3.550%	4/9/21	7,760	7,856
General Motors Financial Co. Inc.	3.200%	7/6/21	11,731	11,861
General Motors Financial Co. Inc.	4.375%	9/25/21	7,250	7,449
General Motors Financial Co. Inc.	4.200%	11/6/21	4,850	4,964
General Motors Financial Co. Inc.	3.450%	1/14/22	9,939	10,110
General Motors Financial Co. Inc.	3.450%	4/10/22	18,585	18,935

78

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Motors Financial Co. Inc.	3.150%	6/30/22	9,921	10,064
General Motors Financial Co. Inc.	3.550%	7/8/22	6,350	6,498
General Motors Financial Co. Inc.	3.250%	1/5/23	3,495	3,565
General Motors Financial Co. Inc.	5.200%	3/20/23	11,500	12,289
General Motors Financial Co. Inc.	3.700%	5/9/23	14,310	14,715
General Motors Financial Co. Inc.	4.250%	5/15/23	13,292	13,865
General Motors Financial Co. Inc.	4.150%	6/19/23	10,875	11,344
General Motors Financial Co. Inc.	5.100%	1/17/24	16,650	17,812
General Motors Financial Co. Inc.	3.950%	4/13/24	15,411	15,863
General Motors Financial Co. Inc.	3.500%	11/7/24	19,452	19,742
General Motors Financial Co. Inc.	4.000%	1/15/25	27,372	28,451
General Motors Financial Co. Inc.	2.900%	2/26/25	30,367	30,196
General Motors Financial Co. Inc.	4.350%	4/9/25	12,715	13,396
General Motors Financial Co. Inc.	2.750%	6/20/25	7,300	7,178
General Motors Financial Co. Inc.	4.300%	7/13/25	11,772	12,346
General Motors Financial Co. Inc.	5.250%	3/1/26	10,525	11,443
General Motors Financial Co. Inc.	4.000%	10/6/26	13,821	14,271
General Motors Financial Co. Inc.	4.350%	1/17/27	21,510	22,216
General Motors Financial Co. Inc.	3.850%	1/5/28	7,550	7,515
General Motors Financial Co. Inc.	5.650%	1/17/29	9,575	10,663
General Motors Financial Co. Inc.	3.600%	6/21/30	8,400	8,151
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,800	6,177
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	4,959	4,964
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	10,496	11,426
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	12,220	13,373
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	1,050	1,149
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	4,975	5,373
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	7,300	7,215
Harley-Davidson Inc.	3.500%	7/28/25	8,306	8,561
Harley-Davidson Inc.	4.625%	7/28/45	11,790	12,334
Harman International Industries Inc.	4.150%	5/15/25	5,436	5,919
Home Depot Inc.	4.400%	4/1/21	35,273	35,986
Home Depot Inc.	3.250%	3/1/22	5,865	6,151
Home Depot Inc.	2.625%	6/1/22	6,600	6,889
Home Depot Inc.	2.700%	4/1/23	5,730	6,051
Home Depot Inc.	3.750%	2/15/24	16,323	18,079
Home Depot Inc.	3.350%	9/15/25	8,567	9,644
Home Depot Inc.	3.000%	4/1/26	15,375	17,198
Home Depot Inc.	2.125%	9/15/26	10,405	11,181
Home Depot Inc.	2.500%	4/15/27	11,006	12,051
Home Depot Inc.	2.800%	9/14/27	14,900	16,629
Home Depot Inc.	3.900%	12/6/28	8,033	9,621
Home Depot Inc.	2.950%	6/15/29	20,900	23,456
Home Depot Inc.	2.700%	4/15/30	21,460	23,570
Home Depot Inc.	5.875%	12/16/36	33,328	49,207
Home Depot Inc.	3.300%	4/15/40	17,015	19,247
Home Depot Inc.	5.400%	9/15/40	6,270	8,922
Home Depot Inc.	5.950%	4/1/41	10,408	15,656
Home Depot Inc.	4.200%	4/1/43	22,500	27,733
Home Depot Inc.	4.875%	2/15/44	12,474	16,893
Home Depot Inc.	4.400%	3/15/45	11,568	14,671
Home Depot Inc.	4.250%	4/1/46	15,259	19,148
Home Depot Inc.	3.900%	6/15/47	12,000	14,514
Home Depot Inc.	4.500%	12/6/48	11,830	15,687
Home Depot Inc.	3.125%	12/15/49	22,450	24,547
Home Depot Inc.	3.350%	4/15/50	14,200	16,285
Home Depot Inc.	3.500%	9/15/56	17,256	19,970
Hyatt Hotels Corp.	3.375%	7/15/23	3,601	3,619
Hyatt Hotels Corp.	4.850%	3/15/26	1,700	1,760
Hyatt Hotels Corp.	4.375%	9/15/28	7,405	7,513
IHC Health Services Inc.	4.131%	5/15/48	4,750	6,157
IHS Markit Ltd.	3.625%	5/1/24	5,170	5,545
IHS Markit Ltd.	4.750%	8/1/28	9,835	11,556
IHS Markit Ltd.	4.250%	5/1/29	7,395	8,458

79

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JD.com Inc.	3.125%	4/29/21	5,000	5,056
JD.com Inc.	3.875%	4/29/26	5,420	5,953
JD.com Inc.	3.375%	1/14/30	9,400	10,028
JD.com Inc.	4.125%	1/14/50	3,400	3,679
Kohl's Corp.	3.250%	2/1/23	1,108	1,069
Kohl's Corp.	4.750%	12/15/23	584	567
Kohl's Corp.	4.250%	7/17/25	7,840	7,644
Kohl's Corp.	5.550%	7/17/45	5,966	5,243
Las Vegas Sands Corp.	3.200%	8/8/24	21,661	21,471
Las Vegas Sands Corp.	2.900%	6/25/25	8,000	7,760
Las Vegas Sands Corp.	3.500%	8/18/26	5,400	5,380
Las Vegas Sands Corp.	3.900%	8/8/29	5,325	5,258
Lear Corp.	3.800%	9/15/27	3,165	3,226
Lear Corp.	4.250%	5/15/29	7,950	8,174
Lear Corp.	3.500%	5/30/30	5,405	5,339
Lear Corp.	5.250%	5/15/49	7,780	8,028
Lowe's Cos. Inc.	3.800%	11/15/21	2,400	2,492
Lowe's Cos. Inc.	3.120%	4/15/22	8,893	9,256
Lowe's Cos. Inc.	3.875%	9/15/23	14,594	16,010
Lowe's Cos. Inc.	3.125%	9/15/24	13,458	14,649
Lowe's Cos. Inc.	4.000%	4/15/25	2,500	2,845
Lowe's Cos. Inc.	3.375%	9/15/25	15,075	16,850
Lowe's Cos. Inc.	2.500%	4/15/26	18,062	19,532
Lowe's Cos. Inc.	3.100%	5/3/27	18,303	20,324
Lowe's Cos. Inc.	6.500%	3/15/29	1,214	1,628
Lowe's Cos. Inc.	3.650%	4/5/29	21,140	24,146
Lowe's Cos. Inc.	4.500%	4/15/30	12,805	15,529
Lowe's Cos. Inc.	5.000%	4/15/40	6,228	8,060
Lowe's Cos. Inc.	4.650%	4/15/42	10,574	13,265
Lowe's Cos. Inc.	4.250%	9/15/44	3,855	4,537
Lowe's Cos. Inc.	4.375%	9/15/45	10,995	13,073
Lowe's Cos. Inc.	3.700%	4/15/46	16,236	18,103
Lowe's Cos. Inc.	4.050%	5/3/47	19,600	22,946
Lowe's Cos. Inc.	4.550%	4/5/49	14,350	18,024
Lowe's Cos. Inc.	5.125%	4/15/50	7,700	10,628
Magna International Inc.	3.625%	6/15/24	13,927	15,178
Magna International Inc.	4.150%	10/1/25	3,181	3,536
Magna International Inc.	2.450%	6/15/30	4,750	4,836
Marriott International Inc.	3.125%	10/15/21	7,202	7,211
Marriott International Inc.	3.250%	9/15/22	4,850	4,854
Marriott International Inc.	2.125%	10/3/22	5,805	5,700
Marriott International Inc.	3.750%	3/15/25	6,965	6,955
Marriott International Inc.	3.750%	10/1/25	5,110	5,092
Marriott International Inc.	3.125%	6/15/26	10,939	10,639
Marriott International Inc.	4.000%	4/15/28	9,292	9,207
Marriott International Inc.	4.650%	12/1/28	1,500	1,542
Marriott International Inc.	4.625%	6/15/30	5,000	5,195
Mastercard Inc.	2.000%	11/21/21	8,250	8,415
Mastercard Inc.	3.375%	4/1/24	17,037	18,860
Mastercard Inc.	2.000%	3/3/25	12,142	12,858
Mastercard Inc.	2.950%	11/21/26	16,490	18,463
Mastercard Inc.	3.300%	3/26/27	13,850	15,664
Mastercard Inc.	3.500%	2/26/28	5,545	6,365
Mastercard Inc.	2.950%	6/1/29	15,000	16,818
Mastercard Inc.	3.350%	3/26/30	13,065	15,060
Mastercard Inc.	3.800%	11/21/46	6,113	7,403
Mastercard Inc.	3.950%	2/26/48	7,473	9,307
Mastercard Inc.	3.650%	6/1/49	15,875	19,130
Mastercard Inc.	3.850%	3/26/50	18,160	22,636
McDonald's Corp.	2.625%	1/15/22	26,562	27,423
McDonald's Corp.	3.350%	4/1/23	15,240	16,332
McDonald's Corp.	3.250%	6/10/24	2,735	2,995
McDonald's Corp.	3.375%	5/26/25	11,330	12,568
McDonald's Corp.	3.300%	7/1/25	5,400	5,989

80

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald's Corp.	1.450%	9/1/25	100	102
McDonald's Corp.	3.700%	1/30/26	18,474	20,983
McDonald's Corp.	3.500%	3/1/27	12,459	14,102
McDonald's Corp.	3.500%	7/1/27	7,000	7,934
McDonald's Corp.	3.800%	4/1/28	23,800	27,675
McDonald's Corp.	2.625%	9/1/29	12,814	13,700
McDonald's Corp.	2.125%	3/1/30	6,904	7,085
McDonald's Corp.	3.600%	7/1/30	24,350	27,985
McDonald's Corp.	4.700%	12/9/35	12,600	15,997
McDonald's Corp.	6.300%	10/15/37	4,413	6,399
McDonald's Corp.	6.300%	3/1/38	11,981	17,504
McDonald's Corp.	5.700%	2/1/39	11,702	16,274
McDonald's Corp.	3.700%	2/15/42	7,379	8,178
McDonald's Corp.	3.625%	5/1/43	7,081	7,754
McDonald's Corp.	4.600%	5/26/45	8,546	10,490
McDonald's Corp.	4.875%	12/9/45	22,655	29,285
McDonald's Corp.	4.450%	3/1/47	12,717	15,561
McDonald's Corp.	4.450%	9/1/48	8,570	10,572
McDonald's Corp.	3.625%	9/1/49	20,405	22,549
McDonald's Corp.	4.200%	4/1/50	13,300	16,087
NIKE Inc.	2.250%	5/1/23	6,330	6,662
NIKE Inc.	2.400%	3/27/25	4,850	5,222
NIKE Inc.	2.375%	11/1/26	18,230	19,859
NIKE Inc.	2.750%	3/27/27	11,950	13,116
NIKE Inc.	2.850%	3/27/30	9,775	10,848
NIKE Inc.	3.250%	3/27/40	9,150	10,226
NIKE Inc.	3.625%	5/1/43	8,463	9,869
NIKE Inc.	3.875%	11/1/45	14,504	17,480
NIKE Inc.	3.375%	11/1/46	14,195	15,871
NIKE Inc.	3.375%	3/27/50	20,700	23,946
Nordstrom Inc.	4.000%	10/15/21	9,879	9,886
Nordstrom Inc.	4.000%	3/15/27	6,715	5,573
Nordstrom Inc.	6.950%	3/15/28	1,890	1,831
Nordstrom Inc.	4.375%	4/1/30	5,700	4,503
Nordstrom Inc.	5.000%	1/15/44	5,147	3,796
NVR Inc.	3.950%	9/15/22	8,836	9,421
NVR Inc.	3.000%	5/15/30	3,000	3,133
O'Reilly Automotive Inc.	4.625%	9/15/21	2,068	2,146
O'Reilly Automotive Inc.	3.800%	9/1/22	3,941	4,119
O'Reilly Automotive Inc.	3.850%	6/15/23	7,425	7,794
O'Reilly Automotive Inc.	3.550%	3/15/26	3,948	4,491
O'Reilly Automotive Inc.	3.600%	9/1/27	20,994	23,620
O'Reilly Automotive Inc.	4.350%	6/1/28	3,151	3,688
O'Reilly Automotive Inc.	4.200%	4/1/30	5,000	5,858
PACCAR Financial Corp.	2.050%	11/13/20	5,420	5,453
PACCAR Financial Corp.	2.250%	2/25/21	3,000	3,037
PACCAR Financial Corp.	3.150%	8/9/21	1,745	1,793
PACCAR Financial Corp.	2.850%	3/1/22	3,140	3,250
PACCAR Financial Corp.	2.650%	5/10/22	6,050	6,269
PACCAR Financial Corp.	2.300%	8/10/22	4,825	4,987
PACCAR Financial Corp.	2.000%	9/26/22	1,735	1,789
PACCAR Financial Corp.	2.650%	4/6/23	5,000	5,273
PACCAR Financial Corp.	3.400%	8/9/23	6,345	6,875
PACCAR Financial Corp.	2.150%	8/15/24	4,680	4,920
PACCAR Financial Corp.	1.800%	2/6/25	3,330	3,464
Ralph Lauren Corp.	1.700%	6/15/22	3,000	3,049
Ralph Lauren Corp.	3.750%	9/15/25	4,850	5,388
Ralph Lauren Corp.	2.950%	6/15/30	7,000	7,157
Ross Stores Inc.	4.600%	4/15/25	10,000	11,472
Ross Stores Inc.	4.700%	4/15/27	9,250	10,755
Ross Stores Inc.	4.800%	4/15/30	7,350	8,805
Ross Stores Inc.	5.450%	4/15/50	9,125	11,758
Sands China Ltd.	4.600%	8/8/23	21,495	22,570
Sands China Ltd.	5.125%	8/8/25	21,175	22,975

81

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sands China Ltd.	5.400%	8/8/28	22,375	24,864
[6]	Sands China Ltd.	4.375%	6/18/30	4,750	4,940
	Starbucks Corp.	1.300%	5/7/22	3,150	3,191
	Starbucks Corp.	2.700%	6/15/22	4,450	4,622
	Starbucks Corp.	3.100%	3/1/23	15,810	16,826
	Starbucks Corp.	3.850%	10/1/23	8,836	9,658
	Starbucks Corp.	3.800%	8/15/25	26,275	29,613
	Starbucks Corp.	2.450%	6/15/26	15,586	16,669
	Starbucks Corp.	3.500%	3/1/28	7,185	8,095
	Starbucks Corp.	4.000%	11/15/28	7,725	9,037
	Starbucks Corp.	3.550%	8/15/29	950	1,083
	Starbucks Corp.	2.250%	3/12/30	7,000	7,245
	Starbucks Corp.	2.550%	11/15/30	16,000	16,795
	Starbucks Corp.	4.300%	6/15/45	4,131	4,743
	Starbucks Corp.	3.750%	12/1/47	9,025	9,704
	Starbucks Corp.	4.500%	11/15/48	11,597	13,979
	Starbucks Corp.	4.450%	8/15/49	7,411	8,955
	Starbucks Corp.	3.350%	3/12/50	5,200	5,359
	Starbucks Corp.	3.500%	11/15/50	15,250	16,063
	Tapestry Inc.	3.000%	7/15/22	3,814	3,751
	Tapestry Inc.	4.250%	4/1/25	5,816	5,637
	Tapestry Inc.	4.125%	7/15/27	10,040	9,430
	Target Corp.	2.900%	1/15/22	13,717	14,267
	Target Corp.	3.500%	7/1/24	15,575	17,399
	Target Corp.	2.250%	4/15/25	6,850	7,333
	Target Corp.	2.500%	4/15/26	10,668	11,714
	Target Corp.	3.375%	4/15/29	12,325	14,201
	Target Corp.	2.350%	2/15/30	2,500	2,671
	Target Corp.	2.650%	9/15/30	17,000	18,665
	Target Corp.	6.350%	11/1/32	5,291	7,683
	Target Corp.	6.500%	10/15/37	5,687	8,839
	Target Corp.	7.000%	1/15/38	6,920	11,168
	Target Corp.	4.000%	7/1/42	20,364	25,594
	Target Corp.	3.625%	4/15/46	18,175	22,179
	Target Corp.	3.900%	11/15/47	5,300	6,731
	TJX Cos. Inc.	2.500%	5/15/23	10,193	10,679
	TJX Cos. Inc.	3.500%	4/15/25	18,175	20,223
	TJX Cos. Inc.	2.250%	9/15/26	19,860	21,188
	TJX Cos. Inc.	3.750%	4/15/27	15,100	17,270
	TJX Cos. Inc.	3.875%	4/15/30	11,500	13,504
	TJX Cos. Inc.	4.500%	4/15/50	14,740	18,885
	Toyota Motor Corp.	3.183%	7/20/21	11,105	11,404
	Toyota Motor Corp.	2.157%	7/2/22	8,525	8,783
	Toyota Motor Corp.	3.419%	7/20/23	14,125	15,248
	Toyota Motor Corp.	2.358%	7/2/24	8,250	8,693
	Toyota Motor Corp.	3.669%	7/20/28	3,164	3,669
	Toyota Motor Corp.	2.760%	7/2/29	7,275	7,991
	Toyota Motor Credit Corp.	2.950%	4/13/21	18,130	18,445
	Toyota Motor Credit Corp.	2.750%	5/17/21	4,651	4,739
	Toyota Motor Credit Corp.	3.400%	9/15/21	16,429	16,968
	Toyota Motor Credit Corp.	1.800%	10/7/21	3,400	3,451
	Toyota Motor Credit Corp.	2.600%	1/11/22	13,150	13,527
	Toyota Motor Credit Corp.	3.300%	1/12/22	17,136	17,823
	Toyota Motor Credit Corp.	2.650%	4/12/22	29,200	30,240
	Toyota Motor Credit Corp.	1.150%	5/26/22	14,500	14,656
	Toyota Motor Credit Corp.	2.800%	7/13/22	4,233	4,416
	Toyota Motor Credit Corp.	2.150%	9/8/22	16,635	17,171
	Toyota Motor Credit Corp.	2.625%	1/10/23	9,305	9,736
	Toyota Motor Credit Corp.	2.700%	1/11/23	8,290	8,679
	Toyota Motor Credit Corp.	1.350%	8/25/23	10,000	10,168
	Toyota Motor Credit Corp.	3.450%	9/20/23	1,000	1,084
	Toyota Motor Credit Corp.	2.250%	10/18/23	5,803	6,071
	Toyota Motor Credit Corp.	2.900%	4/17/24	11,200	12,084
	Toyota Motor Credit Corp.	1.800%	2/13/25	14,650	15,132

82

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	3.400%	4/14/25	12,715	14,183
Toyota Motor Credit Corp.	3.200%	1/11/27	9,105	10,109
Toyota Motor Credit Corp.	3.050%	1/11/28	12,351	13,687
Toyota Motor Credit Corp.	3.650%	1/8/29	5,726	6,667
Toyota Motor Credit Corp.	2.150%	2/13/30	10,000	10,522
Toyota Motor Credit Corp.	3.375%	4/1/30	6,500	7,474
VF Corp.	2.050%	4/23/22	4,000	4,106
VF Corp.	2.400%	4/23/25	6,000	6,319
VF Corp.	2.950%	4/23/30	6,000	6,406
Visa Inc.	2.150%	9/15/22	6,009	6,226
Visa Inc.	2.800%	12/14/22	32,442	34,232
Visa Inc.	3.150%	12/14/25	67,667	75,424
Visa Inc.	1.900%	4/15/27	7,480	7,816
Visa Inc.	2.750%	9/15/27	17,868	19,599
Visa Inc.	2.050%	4/15/30	17,809	18,654
Visa Inc.	4.150%	12/14/35	20,917	26,715
Visa Inc.	2.700%	4/15/40	12,130	13,000
Visa Inc.	4.300%	12/14/45	42,715	56,348
Visa Inc.	3.650%	9/15/47	8,856	10,833
Wal-Mart Stores Inc.	4.750%	10/2/43	11,932	16,519
Walgreen Co.	3.100%	9/15/22	13,512	14,159
Walgreen Co.	4.400%	9/15/42	3,549	3,712
Walgreens Boots Alliance Inc.	3.300%	11/18/21	13,035	13,442
Walgreens Boots Alliance Inc.	3.800%	11/18/24	20,266	22,341
Walgreens Boots Alliance Inc.	3.450%	6/1/26	22,655	24,503
Walgreens Boots Alliance Inc.	3.200%	4/15/30	2,350	2,436
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,035	4,506
Walgreens Boots Alliance Inc.	4.800%	11/18/44	21,649	23,472
Walgreens Boots Alliance Inc.	4.650%	6/1/46	10,936	11,702
Walgreens Boots Alliance Inc.	4.100%	4/15/50	8,900	8,964
Walmart Inc.	2.350%	12/15/22	27,812	29,118
Walmart Inc.	2.550%	4/11/23	20,260	21,329
Walmart Inc.	3.400%	6/26/23	13,400	14,560
Walmart Inc.	3.300%	4/22/24	22,373	24,563
Walmart Inc.	2.850%	7/8/24	9,235	10,018
Walmart Inc.	2.650%	12/15/24	19,155	20,742
Walmart Inc.	3.550%	6/26/25	36,287	41,135
Walmart Inc.	3.050%	7/8/26	22,200	25,030
Walmart Inc.	5.875%	4/5/27	13,915	18,285
Walmart Inc.	3.700%	6/26/28	23,105	27,294
Walmart Inc.	3.250%	7/8/29	14,500	16,838
Walmart Inc.	2.375%	9/24/29	11,850	12,864
Walmart Inc.	7.550%	2/15/30	6,905	10,536
Walmart Inc.	5.250%	9/1/35	21,877	31,812
Walmart Inc.	6.500%	8/15/37	447	715
Walmart Inc.	6.200%	4/15/38	13,394	20,789
Walmart Inc.	3.950%	6/28/38	10,573	13,438
Walmart Inc.	5.625%	4/1/40	8,670	12,938
Walmart Inc.	4.875%	7/8/40	6,215	8,598
Walmart Inc.	5.000%	10/25/40	3,615	5,122
Walmart Inc.	5.625%	4/15/41	4,000	5,975
Walmart Inc.	4.000%	4/11/43	14,347	18,161
Walmart Inc.	4.300%	4/22/44	8,558	11,420
Walmart Inc.	3.625%	12/15/47	7,365	9,012
Walmart Inc.	4.050%	6/29/48	32,334	42,345
Walmart Inc.	2.950%	9/24/49	39,355	44,229
Western Union Co.	3.600%	3/15/22	12,100	12,553
Western Union Co.	2.850%	1/10/25	5,700	5,947
Western Union Co.	6.200%	11/17/36	5,508	6,309
Western Union Co.	6.200%	6/21/40	3,400	3,821
Consumer Noncyclical (4.8%)
Abbott Laboratories	2.550%	3/15/22	9,100	9,439
Abbott Laboratories	3.400%	11/30/23	20,273	22,076

83

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Abbott Laboratories	2.950%	3/15/25	8,535	9,391
	Abbott Laboratories	3.875%	9/15/25	6,245	7,150
	Abbott Laboratories	3.750%	11/30/26	21,308	24,793
	Abbott Laboratories	1.150%	1/30/28	4,550	4,548
	Abbott Laboratories	1.400%	6/30/30	5,000	4,969
	Abbott Laboratories	4.750%	11/30/36	31,475	42,232
	Abbott Laboratories	6.150%	11/30/37	6,141	9,381
	Abbott Laboratories	6.000%	4/1/39	2,216	3,385
	Abbott Laboratories	5.300%	5/27/40	3,664	5,237
	Abbott Laboratories	4.750%	4/15/43	8,874	11,833
	Abbott Laboratories	4.900%	11/30/46	40,970	58,379
	AbbVie Inc.	3.375%	11/14/21	11,000	11,398
[6]	AbbVie Inc.	2.150%	11/19/21	21,300	21,679
[6]	AbbVie Inc.	3.450%	3/15/22	28,000	29,128
[6]	AbbVie Inc.	3.250%	10/1/22	22,592	23,656
	AbbVie Inc.	2.900%	11/6/22	38,460	40,283
	AbbVie Inc.	3.200%	11/6/22	37,214	39,361
[6]	AbbVie Inc.	2.300%	11/21/22	19,360	20,028
[6]	AbbVie Inc.	2.800%	3/15/23	9,290	9,478
	AbbVie Inc.	2.850%	5/14/23	15,825	16,653
	AbbVie Inc.	3.750%	11/14/23	14,000	15,243
[6]	AbbVie Inc.	3.850%	6/15/24	15,071	16,544
[6]	AbbVie Inc.	2.600%	11/21/24	43,915	46,435
[6]	AbbVie Inc.	3.800%	3/15/25	43,864	48,698
	AbbVie Inc.	3.600%	5/14/25	53,547	59,169
	AbbVie Inc.	3.200%	5/14/26	23,942	26,448
[6]	AbbVie Inc.	2.950%	11/21/26	46,880	50,924
	AbbVie Inc.	4.250%	11/14/28	19,725	23,235
[6]	AbbVie Inc.	3.200%	11/21/29	68,165	74,765
[6]	AbbVie Inc.	4.550%	3/15/35	17,490	21,239
	AbbVie Inc.	4.500%	5/14/35	30,648	37,124
	AbbVie Inc.	4.300%	5/14/36	14,956	17,673
[6]	AbbVie Inc.	4.050%	11/21/39	44,400	51,508
[6]	AbbVie Inc.	4.625%	10/1/42	9,274	11,258
	AbbVie Inc.	4.400%	11/6/42	29,891	36,015
[6]	AbbVie Inc.	4.850%	6/15/44	17,778	22,468
[6]	AbbVie Inc.	4.750%	3/15/45	5,465	6,741
	AbbVie Inc.	4.700%	5/14/45	34,606	43,258
	AbbVie Inc.	4.450%	5/14/46	31,410	38,125
	AbbVie Inc.	4.875%	11/14/48	19,925	25,861
[6]	AbbVie Inc.	4.250%	11/21/49	69,642	84,192
	Adventist Health System	2.952%	3/1/29	6,875	7,171
	Adventist Health System	3.630%	3/1/49	5,250	5,225
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,725	3,086
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	1,400	1,415
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,925	6,314
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	5,915	6,541
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	4,425	4,664
	Agilent Technologies Inc.	3.200%	10/1/22	6,175	6,456
	Agilent Technologies Inc.	3.875%	7/15/23	7,106	7,718
	Agilent Technologies Inc.	3.050%	9/22/26	5,775	6,289
	Agilent Technologies Inc.	2.750%	9/15/29	830	903
	Agilent Technologies Inc.	2.100%	6/4/30	7,150	7,324
	Ahold Finance USA LLC	6.875%	5/1/29	1,105	1,535
	AHS Hospital Corp.	5.024%	7/1/45	4,975	6,438
	Allina Health System	3.887%	4/15/49	4,725	5,675
	Altria Group Inc.	3.490%	2/14/22	12,150	12,677
	Altria Group Inc.	2.850%	8/9/22	15,820	16,481
	Altria Group Inc.	2.950%	5/2/23	12,865	13,554
	Altria Group Inc.	4.000%	1/31/24	15,630	17,236
	Altria Group Inc.	3.800%	2/14/24	10,907	11,904
	Altria Group Inc.	2.350%	5/6/25	975	1,027
	Altria Group Inc.	4.400%	2/14/26	19,305	22,217
	Altria Group Inc.	2.625%	9/16/26	6,285	6,699

84

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Altria Group Inc.	4.800%	2/14/29	33,330	38,837
Altria Group Inc.	3.400%	5/6/30	3,000	3,226
Altria Group Inc.	5.800%	2/14/39	30,530	37,944
Altria Group Inc.	4.250%	8/9/42	10,499	11,149
Altria Group Inc.	4.500%	5/2/43	14,451	15,549
Altria Group Inc.	5.375%	1/31/44	23,481	28,118
Altria Group Inc.	3.875%	9/16/46	14,859	14,782
Altria Group Inc.	5.950%	2/14/49	28,850	37,746
Altria Group Inc.	4.450%	5/6/50	8,413	9,208
Altria Group Inc.	6.200%	2/14/59	8,058	10,756
AmerisourceBergen Corp.	3.400%	5/15/24	6,762	7,295
AmerisourceBergen Corp.	3.250%	3/1/25	7,205	7,842
AmerisourceBergen Corp.	3.450%	12/15/27	9,350	10,548
AmerisourceBergen Corp.	2.800%	5/15/30	5,000	5,268
AmerisourceBergen Corp.	4.250%	3/1/45	1,485	1,644
AmerisourceBergen Corp.	4.300%	12/15/47	10,265	11,573
Amgen Inc.	3.875%	11/15/21	7,511	7,783
Amgen Inc.	2.700%	5/1/22	6,522	6,741
Amgen Inc.	2.650%	5/11/22	5,586	5,794
Amgen Inc.	3.625%	5/15/22	17,604	18,439
Amgen Inc.	2.250%	8/19/23	15,000	15,654
Amgen Inc.	3.625%	5/22/24	20,855	22,861
Amgen Inc.	1.900%	2/21/25	5,240	5,456
Amgen Inc.	3.125%	5/1/25	12,025	13,200
Amgen Inc.	2.600%	8/19/26	24,917	27,145
Amgen Inc.	2.200%	2/21/27	13,275	13,949
Amgen Inc.	3.200%	11/2/27	11,290	12,583
Amgen Inc.	2.450%	2/21/30	13,740	14,514
Amgen Inc.	2.300%	2/25/31	15,600	16,225
Amgen Inc.	6.375%	6/1/37	150	217
Amgen Inc.	6.400%	2/1/39	1,575	2,322
Amgen Inc.	3.150%	2/21/40	25,005	26,582
Amgen Inc.	4.950%	10/1/41	12,883	16,759
Amgen Inc.	5.150%	11/15/41	8,040	10,686
Amgen Inc.	5.650%	6/15/42	127	179
Amgen Inc.	4.400%	5/1/45	26,087	32,576
Amgen Inc.	4.563%	6/15/48	20,591	26,773
Amgen Inc.	3.375%	2/21/50	27,140	29,670
Amgen Inc.	4.663%	6/15/51	42,295	56,090
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	41,509	46,605
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	80,678	94,610
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	140,508	170,890
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	11,885	12,462
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	32,350	34,530
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	10,069	11,089
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	5,588	6,247
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	7,630	8,945
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	19,769	21,422
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	11,831	13,534
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	30,286	36,743
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	5,215	5,410
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	9,225	10,072
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	8,970	10,179
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	33,854	38,954
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	65,370	78,707
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	20,380	22,879
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	24,002	30,146
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,485	21,089
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,768	6,013
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,285	7,917
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	645	1,011

85

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	800	912
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	20,305	24,544
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	21,992	23,464
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	29,030	33,820
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	26,591	30,583
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	42,058	56,028
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	32,025	38,035
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	9,917	11,968
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	12,789	18,012
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	14,025	16,814
	Archer-Daniels-Midland Co.	3.375%	3/15/22	7,108	7,439
	Archer-Daniels-Midland Co.	2.750%	3/27/25	6,925	7,509
	Archer-Daniels-Midland Co.	2.500%	8/11/26	13,567	14,750
	Archer-Daniels-Midland Co.	3.250%	3/27/30	12,775	14,459
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,405	4,986
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,863	2,679
	Archer-Daniels-Midland Co.	4.535%	3/26/42	11,000	14,234
	Archer-Daniels-Midland Co.	4.016%	4/16/43	7,169	8,487
	Archer-Daniels-Midland Co.	3.750%	9/15/47	7,650	9,247
	Archer-Daniels-Midland Co.	4.500%	3/15/49	6,775	9,456
	Ascension Health	2.532%	11/15/29	6,569	7,039
	Ascension Health	3.106%	11/15/39	5,000	5,366
	Ascension Health	3.945%	11/15/46	5,535	6,935
[4]	Ascension Health	4.847%	11/15/53	7,500	9,988
	AstraZeneca plc	2.375%	6/12/22	10,411	10,748
	AstraZeneca plc	3.500%	8/17/23	11,651	12,598
	AstraZeneca plc	3.375%	11/16/25	16,185	18,129
	AstraZeneca plc	3.125%	6/12/27	8,705	9,606
	AstraZeneca plc	4.000%	1/17/29	14,300	16,981
	AstraZeneca plc	6.450%	9/15/37	32,344	48,342
	AstraZeneca plc	4.000%	9/18/42	14,186	17,184
	AstraZeneca plc	4.375%	11/16/45	12,796	16,452
	AstraZeneca plc	4.375%	8/17/48	9,545	12,599
	Banner Health	2.338%	1/1/30	6,600	6,785
	Banner Health	3.181%	1/1/50	4,000	4,292
	BAT Capital Corp.	2.764%	8/15/22	19,575	20,245
	BAT Capital Corp.	3.222%	8/15/24	30,300	32,344
	BAT Capital Corp.	2.789%	9/6/24	11,975	12,571
	BAT Capital Corp.	3.215%	9/6/26	12,650	13,545
	BAT Capital Corp.	4.700%	4/2/27	10,940	12,466
	BAT Capital Corp.	3.557%	8/15/27	31,013	33,556
	BAT Capital Corp.	3.462%	9/6/29	6,950	7,408
	BAT Capital Corp.	4.906%	4/2/30	12,520	14,692
	BAT Capital Corp.	4.390%	8/15/37	29,450	31,849
	BAT Capital Corp.	4.540%	8/15/47	23,000	25,084
	BAT Capital Corp.	4.758%	9/6/49	12,165	13,746
	BAT Capital Corp.	5.282%	4/2/50	5,805	6,963
	Baxalta Inc.	3.600%	6/23/22	1,627	1,698
	Baxalta Inc.	4.000%	6/23/25	12,325	14,021
	Baxalta Inc.	5.250%	6/23/45	3,744	5,105
	Baxter International Inc.	1.700%	8/15/21	7,800	7,888
[6]	Baxter International Inc.	3.750%	10/1/25	9,310	10,601
	Baxter International Inc.	2.600%	8/15/26	5,366	5,863
[6]	Baxter International Inc.	3.950%	4/1/30	5,811	6,867
	Baxter International Inc.	3.500%	8/15/46	5,425	6,012
	BayCare Health System Inc.	3.831%	11/15/50	2,375	2,955
	Baylor Scott & White Holdings	4.185%	11/15/45	7,164	8,797
	Baylor Scott & White Holdings	3.967%	11/15/46	1,028	1,270
	Beam Suntory Inc.	3.250%	5/15/22	2,300	2,374
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,102
	Becton Dickinson & Co.	3.125%	11/8/21	12,808	13,192
	Becton Dickinson & Co.	2.894%	6/6/22	19,655	20,338
	Becton Dickinson & Co.	3.300%	3/1/23	4,700	4,940
	Becton Dickinson & Co.	3.875%	5/15/24	100	105

86

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Becton Dickinson & Co.	3.363%	6/6/24	19,791	21,322
	Becton Dickinson & Co.	3.734%	12/15/24	18,279	20,060
	Becton Dickinson & Co.	3.700%	6/6/27	24,056	26,746
	Becton Dickinson & Co.	2.823%	5/20/30	500	525
	Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,777
	Becton Dickinson & Co.	4.685%	12/15/44	9,232	11,301
	Becton Dickinson & Co.	4.669%	6/6/47	18,450	22,564
	Bestfoods	7.250%	12/15/26	250	344
	Biogen Inc.	3.625%	9/15/22	12,379	13,151
	Biogen Inc.	4.050%	9/15/25	27,960	32,039
	Biogen Inc.	2.250%	5/1/30	18,500	18,685
	Biogen Inc.	5.200%	9/15/45	22,500	29,416
	Biogen Inc.	3.150%	5/1/50	18,025	17,337
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,966	5,472
	Boston Scientific Corp.	3.375%	5/15/22	4,047	4,231
	Boston Scientific Corp.	3.450%	3/1/24	10,600	11,498
	Boston Scientific Corp.	3.850%	5/15/25	10,019	11,180
	Boston Scientific Corp.	1.900%	6/1/25	7,475	7,742
	Boston Scientific Corp.	3.750%	3/1/26	10,368	11,728
	Boston Scientific Corp.	4.000%	3/1/29	17,889	20,433
	Boston Scientific Corp.	2.650%	6/1/30	14,250	14,701
	Boston Scientific Corp.	7.000%	11/15/35	6,095	8,786
	Boston Scientific Corp.	4.550%	3/1/39	10,361	12,568
	Boston Scientific Corp.	7.375%	1/15/40	4,390	6,733
	Boston Scientific Corp.	4.700%	3/1/49	13,520	17,346
[6]	Bristol-Myers Squibb Co.	2.250%	8/15/21	4,555	4,614
[6]	Bristol-Myers Squibb Co.	2.600%	5/16/22	17,550	18,233
	Bristol-Myers Squibb Co.	2.000%	8/1/22	12,515	12,875
[6]	Bristol-Myers Squibb Co.	3.250%	8/15/22	13,675	14,426
[6]	Bristol-Myers Squibb Co.	3.550%	8/15/22	17,255	18,218
[6]	Bristol-Myers Squibb Co.	2.750%	2/15/23	7,550	7,955
[6]	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,355	7,646
	Bristol-Myers Squibb Co.	7.150%	6/15/23	400	474
[6]	Bristol-Myers Squibb Co.	4.000%	8/15/23	6,755	7,438
	Bristol-Myers Squibb Co.	3.250%	11/1/23	5,925	6,420
[6]	Bristol-Myers Squibb Co.	3.625%	5/15/24	19,418	21,220
[6]	Bristol-Myers Squibb Co.	2.900%	7/26/24	47,700	51,597
[6]	Bristol-Myers Squibb Co.	3.875%	8/15/25	20,602	23,497
[6]	Bristol-Myers Squibb Co.	3.200%	6/15/26	31,280	35,024
[6]	Bristol-Myers Squibb Co.	3.450%	11/15/27	24,587	28,230
[6]	Bristol-Myers Squibb Co.	3.900%	2/20/28	19,076	22,407
[6]	Bristol-Myers Squibb Co.	3.400%	7/26/29	51,630	59,356
[6]	Bristol-Myers Squibb Co.	4.125%	6/15/39	23,566	29,850
[6]	Bristol-Myers Squibb Co.	5.700%	10/15/40	4,725	6,998
	Bristol-Myers Squibb Co.	3.250%	8/1/42	7,176	7,917
[6]	Bristol-Myers Squibb Co.	5.250%	8/15/43	7,478	10,749
	Bristol-Myers Squibb Co.	4.500%	3/1/44	2,288	2,977
[6]	Bristol-Myers Squibb Co.	4.625%	5/15/44	10,706	14,173
[6]	Bristol-Myers Squibb Co.	5.000%	8/15/45	30,022	42,057
[6]	Bristol-Myers Squibb Co.	4.350%	11/15/47	17,756	23,195
[6]	Bristol-Myers Squibb Co.	4.550%	2/20/48	22,500	30,197
[6]	Bristol-Myers Squibb Co.	4.250%	10/26/49	38,571	50,793
	Brown-Forman Corp.	3.500%	4/15/25	4,978	5,599
	Brown-Forman Corp.	4.500%	7/15/45	5,828	7,299
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	7,550	7,814
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	7,000	7,622
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,265	7,546
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,000	7,336
	Campbell Soup Co.	2.500%	8/2/22	2,814	2,906
	Campbell Soup Co.	3.650%	3/15/23	3,712	3,970
	Campbell Soup Co.	3.950%	3/15/25	12,204	13,735
	Campbell Soup Co.	3.300%	3/19/25	7,225	7,807
	Campbell Soup Co.	4.150%	3/15/28	11,490	13,253
	Campbell Soup Co.	2.375%	4/24/30	6,600	6,825

87

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Campbell Soup Co.	4.800%	3/15/48	8,010	10,351
	Campbell Soup Co.	3.125%	4/24/50	6,448	6,583
	Cardinal Health Inc.	2.616%	6/15/22	10,980	11,308
	Cardinal Health Inc.	3.200%	6/15/22	3,350	3,493
	Cardinal Health Inc.	3.200%	3/15/23	5,875	6,206
	Cardinal Health Inc.	3.079%	6/15/24	12,380	13,181
	Cardinal Health Inc.	3.500%	11/15/24	3,460	3,754
	Cardinal Health Inc.	3.750%	9/15/25	5,887	6,563
	Cardinal Health Inc.	3.410%	6/15/27	13,674	15,305
	Cardinal Health Inc.	4.600%	3/15/43	5,190	5,729
	Cardinal Health Inc.	4.500%	11/15/44	5,130	5,624
	Cardinal Health Inc.	4.900%	9/15/45	4,120	4,803
	Cardinal Health Inc.	4.368%	6/15/47	6,350	7,097
	Celgene Corp.	3.450%	11/15/27	275	316
	Children's Hospital Corp.	4.115%	1/1/47	2,300	2,797
	Children's Hospital Corp.	2.585%	2/1/50	3,375	3,406
	Children's Hospital Medical Center	4.268%	5/15/44	2,100	2,421
	CHRISTUS Health	4.341%	7/1/28	6,750	7,516
	Church & Dwight Co. Inc.	2.450%	8/1/22	2,080	2,140
	Church & Dwight Co. Inc.	3.150%	8/1/27	6,450	7,064
	Church & Dwight Co. Inc.	3.950%	8/1/47	4,546	5,179
	Cigna Corp.	3.400%	9/17/21	15,090	15,580
[6]	Cigna Corp.	3.900%	2/15/22	19,168	20,144
[6]	Cigna Corp.	3.050%	11/30/22	9,990	10,522
[6]	Cigna Corp.	3.000%	7/15/23	23,667	25,093
	Cigna Corp.	3.750%	7/15/23	8,221	8,918
[6]	Cigna Corp.	3.500%	6/15/24	8,587	9,347
[6]	Cigna Corp.	3.250%	4/15/25	9,364	10,219
	Cigna Corp.	4.125%	11/15/25	19,932	22,813
[6]	Cigna Corp.	4.500%	2/25/26	22,834	26,111
[6]	Cigna Corp.	3.400%	3/1/27	26,940	29,690
[6]	Cigna Corp.	7.875%	5/15/27	985	1,244
[6]	Cigna Corp.	3.050%	10/15/27	16,670	18,075
	Cigna Corp.	4.375%	10/15/28	48,300	56,977
	Cigna Corp.	2.400%	3/15/30	28,325	29,289
	Cigna Corp.	4.800%	8/15/38	23,730	30,126
	Cigna Corp.	3.200%	3/15/40	15,575	16,503
[6]	Cigna Corp.	6.125%	11/15/41	5,250	7,496
[6]	Cigna Corp.	5.375%	2/15/42	633	804
[6]	Cigna Corp.	4.800%	7/15/46	9,330	11,811
[6]	Cigna Corp.	3.875%	10/15/47	10,900	12,374
	Cigna Corp.	4.900%	12/15/48	34,380	44,985
	Cigna Corp.	3.400%	3/15/50	21,530	23,152
	City of Hope	5.623%	11/15/43	2,040	2,947
	City of Hope	4.378%	8/15/48	9,600	11,719
	Cleveland Clinic Foundation	4.858%	1/1/14	4,825	6,686
	Clorox Co.	3.800%	11/15/21	1,780	1,858
	Clorox Co.	3.050%	9/15/22	7,522	7,933
	Clorox Co.	3.500%	12/15/24	6,500	7,213
	Clorox Co.	3.100%	10/1/27	7,097	7,946
	Clorox Co.	3.900%	5/15/28	5,400	6,309
	Clorox Co.	1.800%	5/15/30	2,500	2,524
	Coca-Cola Co.	1.550%	9/1/21	11,700	11,860
	Coca-Cola Co.	3.300%	9/1/21	14,780	15,289
	Coca-Cola Co.	2.200%	5/25/22	5,347	5,520
	Coca-Cola Co.	2.500%	4/1/23	3,870	4,106
	Coca-Cola Co.	3.200%	11/1/23	18,070	19,677
	Coca-Cola Co.	1.750%	9/6/24	13,208	13,843
	Coca-Cola Co.	2.950%	3/25/25	6,563	7,223
	Coca-Cola Co.	2.875%	10/27/25	15,890	17,663
	Coca-Cola Co.	2.550%	6/1/26	9,900	10,862
	Coca-Cola Co.	2.250%	9/1/26	23,180	25,033
	Coca-Cola Co.	3.375%	3/25/27	12,150	13,906
	Coca-Cola Co.	2.900%	5/25/27	3,000	3,349

88

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Coca-Cola Co.	1.450%	6/1/27	29,769	30,570
	Coca-Cola Co.	2.125%	9/6/29	7,200	7,653
	Coca-Cola Co.	3.450%	3/25/30	12,000	14,072
	Coca-Cola Co.	1.650%	6/1/30	18,725	19,053
	Coca-Cola Co.	4.125%	3/25/40	495	632
	Coca-Cola Co.	2.500%	6/1/40	19,050	19,686
	Coca-Cola Co.	4.200%	3/25/50	14,625	19,207
	Coca-Cola Co.	2.600%	6/1/50	19,540	19,680
	Coca-Cola Co.	2.750%	6/1/60	14,325	14,477
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,300	9,200
	Coca-Cola European Partners plc	3.250%	8/19/21	1,575	1,597
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	2,200	2,332
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,525	16,972
	Colgate-Palmolive Co.	2.450%	11/15/21	3,020	3,107
	Colgate-Palmolive Co.	2.300%	5/3/22	7,035	7,281
	Colgate-Palmolive Co.	2.250%	11/15/22	7,175	7,487
	Colgate-Palmolive Co.	1.950%	2/1/23	5,075	5,286
	Colgate-Palmolive Co.	2.100%	5/1/23	5,634	5,895
	Colgate-Palmolive Co.	3.250%	3/15/24	6,400	7,022
	Colgate-Palmolive Co.	4.000%	8/15/45	9,467	12,515
	Colgate-Palmolive Co.	3.700%	8/1/47	4,613	5,986
	CommonSpirit Health	2.950%	11/1/22	6,087	6,282
	CommonSpirit Health	2.760%	10/1/24	7,030	7,227
	CommonSpirit Health	3.347%	10/1/29	11,800	12,078
[4]	CommonSpirit Health	4.350%	11/1/42	13,045	13,462
	CommonSpirit Health	3.817%	10/1/49	3,000	3,190
	CommonSpirit Health	4.187%	10/1/49	14,705	15,098
	Conagra Brands Inc.	3.800%	10/22/21	12,175	12,651
	Conagra Brands Inc.	3.250%	9/15/22	9,012	9,402
	Conagra Brands Inc.	3.200%	1/25/23	8,728	9,172
	Conagra Brands Inc.	4.300%	5/1/24	14,475	16,039
	Conagra Brands Inc.	4.600%	11/1/25	11,840	13,638
	Conagra Brands Inc.	7.000%	10/1/28	1,070	1,432
	Conagra Brands Inc.	4.850%	11/1/28	11,507	13,886
	Conagra Brands Inc.	8.250%	9/15/30	7,207	10,847
	Conagra Brands Inc.	5.300%	11/1/38	12,989	16,921
	Conagra Brands Inc.	5.400%	11/1/48	12,060	16,629
	Constellation Brands Inc.	2.700%	5/9/22	9,100	9,431
	Constellation Brands Inc.	2.650%	11/7/22	10,600	11,056
	Constellation Brands Inc.	3.200%	2/15/23	9,000	9,535
	Constellation Brands Inc.	4.250%	5/1/23	20,540	22,554
	Constellation Brands Inc.	4.750%	11/15/24	8,143	9,401
	Constellation Brands Inc.	4.400%	11/15/25	5,720	6,617
	Constellation Brands Inc.	4.750%	12/1/25	4,730	5,560
	Constellation Brands Inc.	3.700%	12/6/26	7,840	8,792
	Constellation Brands Inc.	3.500%	5/9/27	5,911	6,549
	Constellation Brands Inc.	3.600%	2/15/28	11,100	12,263
	Constellation Brands Inc.	4.650%	11/15/28	200	236
	Constellation Brands Inc.	3.150%	8/1/29	14,500	15,537
	Constellation Brands Inc.	2.875%	5/1/30	1,579	1,672
	Constellation Brands Inc.	4.500%	5/9/47	6,560	7,793
	Constellation Brands Inc.	4.100%	2/15/48	6,780	7,674
	Constellation Brands Inc.	5.250%	11/15/48	8,075	10,602
	Constellation Brands Inc.	3.750%	5/1/50	6,125	6,678
	Cottage Health Obligated Group	3.304%	11/1/49	6,075	6,592
	Covidien International Finance SA	3.200%	6/15/22	18,620	19,478
	Covidien International Finance SA	2.950%	6/15/23	3,300	3,505
	CVS Health Corp.	3.500%	7/20/22	13,800	14,539
	CVS Health Corp.	2.750%	12/1/22	18,730	19,546
	CVS Health Corp.	4.750%	12/1/22	5,625	6,095
	CVS Health Corp.	3.700%	3/9/23	66,817	71,663
	CVS Health Corp.	4.000%	12/5/23	14,261	15,631
	CVS Health Corp.	3.375%	8/12/24	17,426	18,950
	CVS Health Corp.	2.625%	8/15/24	1,428	1,519

89

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CVS Health Corp.	4.100%	3/25/25	71,211	80,228
CVS Health Corp.	3.875%	7/20/25	42,966	48,273
CVS Health Corp.	2.875%	6/1/26	25,800	27,869
CVS Health Corp.	3.000%	8/15/26	6,550	7,137
CVS Health Corp.	3.625%	4/1/27	3,675	4,133
CVS Health Corp.	6.250%	6/1/27	1,000	1,261
CVS Health Corp.	4.300%	3/25/28	115,045	134,460
CVS Health Corp.	3.250%	8/15/29	24,665	27,170
CVS Health Corp.	3.750%	4/1/30	21,225	24,391
CVS Health Corp.	4.875%	7/20/35	4,545	5,699
CVS Health Corp.	4.780%	3/25/38	60,567	74,583
CVS Health Corp.	6.125%	9/15/39	4,857	6,732
CVS Health Corp.	4.125%	4/1/40	11,750	13,850
CVS Health Corp.	5.300%	12/5/43	14,780	19,325
CVS Health Corp.	5.125%	7/20/45	57,938	75,037
CVS Health Corp.	5.050%	3/25/48	86,275	111,877
CVS Health Corp.	4.250%	4/1/50	19,660	23,664
Danaher Corp.	3.350%	9/15/25	6,050	6,707
Danaher Corp.	4.375%	9/15/45	4,398	5,539
Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	4,963
Delhaize America LLC	9.000%	4/15/31	3,805	5,980
Dentsply Sirona Inc.	3.250%	6/1/30	9,303	9,698
DH Europe Finance II Sarl	2.050%	11/15/22	11,000	11,355
DH Europe Finance II Sarl	2.200%	11/15/24	8,500	8,936
DH Europe Finance II Sarl	2.600%	11/15/29	9,045	9,611
DH Europe Finance II Sarl	3.250%	11/15/39	10,500	11,535
DH Europe Finance II Sarl	3.400%	11/15/49	10,505	11,668
Diageo Capital plc	2.625%	4/29/23	12,301	12,956
Diageo Capital plc	3.500%	9/18/23	270	293
Diageo Capital plc	2.125%	10/24/24	13,450	14,134
Diageo Capital plc	1.375%	9/29/25	9,000	9,127
Diageo Capital plc	3.875%	5/18/28	3,500	4,068
Diageo Capital plc	2.375%	10/24/29	7,750	8,271
Diageo Capital plc	2.000%	4/29/30	14,725	15,194
Diageo Capital plc	2.125%	4/29/32	13,975	14,475
Diageo Capital plc	5.875%	9/30/36	2,872	4,090
Diageo Capital plc	3.875%	4/29/43	5,916	7,122
Diageo Investment Corp.	2.875%	5/11/22	17,425	18,161
Diageo Investment Corp.	7.450%	4/15/35	2,450	4,033
Diageo Investment Corp.	4.250%	5/11/42	5,247	6,578
Dignity Health	3.125%	11/1/22	2,000	2,067
Dignity Health	3.812%	11/1/24	4,675	4,862
Dignity Health	4.500%	11/1/42	6,025	6,288
Dignity Health	5.267%	11/1/64	2,075	2,459
Duke University Health System Inc.	3.920%	6/1/47	6,255	7,853
Edwards Lifesciences Corp.	4.300%	6/15/28	5,925	7,005
Eli Lilly & Co.	2.350%	5/15/22	1,900	1,967
Eli Lilly & Co.	2.750%	6/1/25	6,701	7,311
Eli Lilly & Co.	3.375%	3/15/29	14,355	16,572
Eli Lilly & Co.	3.950%	5/15/47	1,000	1,246
Eli Lilly & Co.	3.950%	3/15/49	20,240	25,802
Eli Lilly & Co.	2.250%	5/15/50	19,705	18,679
Eli Lilly & Co.	4.150%	3/15/59	22,025	28,990
Estee Lauder Cos. Inc.	2.000%	12/1/24	2,300	2,425
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,525	8,430
Estee Lauder Cos. Inc.	2.375%	12/1/29	9,325	9,975
Estee Lauder Cos. Inc.	2.600%	4/15/30	8,425	9,133
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,212	4,569
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,673	7,271
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,620	9,512
Estee Lauder Cos. Inc.	3.125%	12/1/49	6,807	7,457
Flowers Foods Inc.	4.375%	4/1/22	3,637	3,788
Flowers Foods Inc.	3.500%	10/1/26	4,275	4,575

90

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	6,590	7,928
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	27,600	28,443
	General Mills Inc.	3.150%	12/15/21	17,453	17,966
	General Mills Inc.	2.600%	10/12/22	6,605	6,871
	General Mills Inc.	3.700%	10/17/23	14,700	16,038
	General Mills Inc.	3.650%	2/15/24	5,350	5,887
	General Mills Inc.	4.000%	4/17/25	800	907
	General Mills Inc.	3.200%	2/10/27	11,120	12,596
	General Mills Inc.	4.200%	4/17/28	19,666	23,155
	General Mills Inc.	2.875%	4/15/30	12,441	13,538
	General Mills Inc.	4.550%	4/17/38	9,400	11,906
	General Mills Inc.	5.400%	6/15/40	5,750	7,829
	General Mills Inc.	4.150%	2/15/43	5,577	6,720
	General Mills Inc.	4.700%	4/17/48	4,182	5,535
	Gilead Sciences Inc.	4.400%	12/1/21	24,836	25,951
	Gilead Sciences Inc.	1.950%	3/1/22	100	102
	Gilead Sciences Inc.	3.250%	9/1/22	9,375	9,877
	Gilead Sciences Inc.	2.500%	9/1/23	15,467	16,357
	Gilead Sciences Inc.	3.700%	4/1/24	31,165	34,286
	Gilead Sciences Inc.	3.500%	2/1/25	24,419	27,182
	Gilead Sciences Inc.	3.650%	3/1/26	17,940	20,491
	Gilead Sciences Inc.	2.950%	3/1/27	17,619	19,565
	Gilead Sciences Inc.	4.600%	9/1/35	14,104	18,479
	Gilead Sciences Inc.	4.000%	9/1/36	8,362	10,369
	Gilead Sciences Inc.	5.650%	12/1/41	12,671	18,316
	Gilead Sciences Inc.	4.800%	4/1/44	21,534	28,747
	Gilead Sciences Inc.	4.500%	2/1/45	19,999	25,874
	Gilead Sciences Inc.	4.750%	3/1/46	27,670	37,466
	Gilead Sciences Inc.	4.150%	3/1/47	22,452	28,457
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	10,895	11,520
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	15,600	16,809
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	20,085	22,665
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	27,275	32,126
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	4,861	6,714
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	22,133	33,667
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	3,330	4,245
	GlaxoSmithKline Capital plc	2.850%	5/8/22	12,231	12,749
	GlaxoSmithKline Capital plc	2.875%	6/1/22	28,005	29,246
	GlaxoSmithKline Capital plc	3.000%	6/1/24	13,230	14,302
	GlaxoSmithKline Capital plc	3.375%	6/1/29	8,650	9,957
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,225	7,659
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	3,871
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	4,310	4,001
	Hasbro Inc.	3.550%	11/19/26	4,800	5,048
	Hasbro Inc.	3.500%	9/15/27	4,703	4,850
	Hasbro Inc.	3.900%	11/19/29	6,325	6,580
	Hasbro Inc.	6.350%	3/15/40	5,026	5,779
	Hasbro Inc.	5.100%	5/15/44	10,552	10,908
	HCA Inc.	4.750%	5/1/23	14,240	15,415
	HCA Inc.	5.000%	3/15/24	24,559	27,313
	HCA Inc.	5.250%	4/15/25	26,485	30,358
	HCA Inc.	5.250%	6/15/26	24,924	28,762
	HCA Inc.	4.500%	2/15/27	3,035	3,376
	HCA Inc.	4.125%	6/15/29	20,924	23,121
	HCA Inc.	5.125%	6/15/39	14,890	17,421
	HCA Inc.	5.500%	6/15/47	23,860	29,109
	HCA Inc.	5.250%	6/15/49	15,050	18,116
	Hershey Co.	2.625%	5/1/23	7,400	7,770
	Hershey Co.	3.375%	5/15/23	9,930	10,726
	Hershey Co.	2.050%	11/15/24	1,150	1,212
	Hershey Co.	3.200%	8/21/25	5,020	5,586
	Hershey Co.	2.300%	8/15/26	9,508	10,266
	Hershey Co.	2.450%	11/15/29	3,850	4,155
	Hershey Co.	1.700%	6/1/30	1,765	1,800

91

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hershey Co.	3.125%	11/15/49	10,798	11,760
Hershey Co.	2.650%	6/1/50	2,475	2,514
Hormel Foods Corp.	1.800%	6/11/30	10,575	10,752
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,775	8,132
Ingredion Inc.	3.200%	10/1/26	5,485	5,955
Ingredion Inc.	2.900%	6/1/30	10,500	11,169
Ingredion Inc.	3.900%	6/1/50	5,725	6,510
Iowa Health System	3.665%	2/15/50	7,525	8,205
JM Smucker Co.	3.500%	10/15/21	8,258	8,558
JM Smucker Co.	3.000%	3/15/22	4,070	4,222
JM Smucker Co.	3.500%	3/15/25	12,577	13,949
JM Smucker Co.	3.375%	12/15/27	12,600	13,909
JM Smucker Co.	2.375%	3/15/30	5,325	5,432
JM Smucker Co.	4.250%	3/15/35	5,800	6,834
JM Smucker Co.	4.375%	3/15/45	7,025	8,351
JM Smucker Co.	3.550%	3/15/50	3,175	3,250
Johns Hopkins Health System Corp.	3.837%	5/15/46	5,750	6,925
Johnson & Johnson	2.450%	12/5/21	8,050	8,281
Johnson & Johnson	2.250%	3/3/22	12,593	12,955
Johnson & Johnson	2.050%	3/1/23	7,010	7,280
Johnson & Johnson	3.375%	12/5/23	11,900	13,090
Johnson & Johnson	2.625%	1/15/25	11,819	12,852
Johnson & Johnson	2.450%	3/1/26	25,501	27,812
Johnson & Johnson	2.950%	3/3/27	12,350	13,786
Johnson & Johnson	2.900%	1/15/28	17,818	20,002
Johnson & Johnson	6.950%	9/1/29	3,195	4,634
Johnson & Johnson	4.950%	5/15/33	8,008	10,945
Johnson & Johnson	4.375%	12/5/33	17,874	23,555
Johnson & Johnson	3.550%	3/1/36	12,315	14,510
Johnson & Johnson	3.625%	3/3/37	19,360	23,254
Johnson & Johnson	5.950%	8/15/37	12,233	18,690
Johnson & Johnson	3.400%	1/15/38	11,647	13,702
Johnson & Johnson	5.850%	7/15/38	5,167	7,870
Johnson & Johnson	4.500%	9/1/40	8,597	11,609
Johnson & Johnson	4.850%	5/15/41	1,440	2,066
Johnson & Johnson	4.500%	12/5/43	9,023	12,320
Johnson & Johnson	3.700%	3/1/46	22,668	28,163
Johnson & Johnson	3.750%	3/3/47	20,395	25,733
Johnson & Johnson	3.500%	1/15/48	5,753	7,102
Kaiser Foundation Hospitals	3.500%	4/1/22	3,590	3,764
Kaiser Foundation Hospitals	3.150%	5/1/27	6,710	7,483
Kaiser Foundation Hospitals	4.875%	4/1/42	8,575	11,538
Kaiser Foundation Hospitals	4.150%	5/1/47	14,241	18,411
Kaiser Foundation Hospitals	3.266%	11/1/49	15,960	17,705
Kellogg Co.	2.650%	12/1/23	10,583	11,213
Kellogg Co.	3.250%	4/1/26	10,018	11,181
Kellogg Co.	3.400%	11/15/27	11,100	12,472
Kellogg Co.	4.300%	5/15/28	5,750	6,777
Kellogg Co.	2.100%	6/1/30	6,250	6,337
Kellogg Co.	7.450%	4/1/31	7,700	11,198
Kellogg Co.	4.500%	4/1/46	11,150	13,651
Keurig Dr Pepper Inc.	2.700%	11/15/22	4,072	4,239
Keurig Dr Pepper Inc.	4.057%	5/25/23	16,125	17,570
Keurig Dr Pepper Inc.	3.130%	12/15/23	5,650	6,067
Keurig Dr Pepper Inc.	4.417%	5/25/25	17,576	20,269
Keurig Dr Pepper Inc.	3.400%	11/15/25	7,400	8,237
Keurig Dr Pepper Inc.	2.550%	9/15/26	5,624	6,029
Keurig Dr Pepper Inc.	3.430%	6/15/27	7,250	7,998
Keurig Dr Pepper Inc.	4.597%	5/25/28	22,130	26,529
Keurig Dr Pepper Inc.	3.200%	5/1/30	10,200	11,295
Keurig Dr Pepper Inc.	7.450%	5/1/38	678	1,003
Keurig Dr Pepper Inc.	4.985%	5/25/38	5,275	6,740
Keurig Dr Pepper Inc.	4.500%	11/15/45	16,636	20,248
Keurig Dr Pepper Inc.	4.420%	12/15/46	2,885	3,505

92

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	5.085%	5/25/48	265	354
	Keurig Dr Pepper Inc.	3.800%	5/1/50	9,025	10,221
	Kimberly-Clark Corp.	2.400%	3/1/22	5,925	6,095
	Kimberly-Clark Corp.	2.400%	6/1/23	5,793	6,067
	Kimberly-Clark Corp.	3.050%	8/15/25	4,530	4,976
	Kimberly-Clark Corp.	2.750%	2/15/26	7,135	7,741
	Kimberly-Clark Corp.	3.950%	11/1/28	3,800	4,553
	Kimberly-Clark Corp.	3.200%	4/25/29	5,830	6,606
	Kimberly-Clark Corp.	3.100%	3/26/30	9,005	10,231
	Kimberly-Clark Corp.	6.625%	8/1/37	2,253	3,554
	Kimberly-Clark Corp.	5.300%	3/1/41	10,768	15,060
	Kimberly-Clark Corp.	3.700%	6/1/43	3,129	3,632
	Kimberly-Clark Corp.	3.200%	7/30/46	5,965	6,755
	Kimberly-Clark Corp.	3.900%	5/4/47	4,805	5,960
	Kimberly-Clark Corp.	2.875%	2/7/50	6,035	6,561
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,419	3,243
	Koninklijke Philips NV	6.875%	3/11/38	4,980	7,364
	Koninklijke Philips NV	5.000%	3/15/42	10,699	13,731
	Kroger Co.	2.950%	11/1/21	7,940	8,181
	Kroger Co.	3.400%	4/15/22	3,683	3,839
	Kroger Co.	2.800%	8/1/22	2,475	2,574
	Kroger Co.	3.850%	8/1/23	7,090	7,710
	Kroger Co.	4.000%	2/1/24	5,286	5,841
	Kroger Co.	3.500%	2/1/26	4,800	5,422
	Kroger Co.	2.650%	10/15/26	12,900	14,031
	Kroger Co.	3.700%	8/1/27	5,200	5,966
	Kroger Co.	4.500%	1/15/29	1,275	1,551
	Kroger Co.	7.700%	6/1/29	5,250	7,301
	Kroger Co.	8.000%	9/15/29	4,085	5,913
	Kroger Co.	2.200%	5/1/30	2,025	2,100
	Kroger Co.	7.500%	4/1/31	5,170	7,682
	Kroger Co.	6.900%	4/15/38	5,719	8,373
	Kroger Co.	5.400%	7/15/40	3,937	5,093
	Kroger Co.	5.000%	4/15/42	5,275	6,642
	Kroger Co.	5.150%	8/1/43	2,255	2,902
	Kroger Co.	3.875%	10/15/46	12,215	13,670
	Kroger Co.	4.450%	2/1/47	11,389	13,806
	Kroger Co.	4.650%	1/15/48	8,086	10,185
	Kroger Co.	5.400%	1/15/49	1,646	2,296
	Kroger Co.	3.950%	1/15/50	9,990	11,453
	Laboratory Corp. of America Holdings	3.200%	2/1/22	7,330	7,603
	Laboratory Corp. of America Holdings	3.750%	8/23/22	1,585	1,670
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,800	3,061
	Laboratory Corp. of America Holdings	3.250%	9/1/24	9,315	10,008
	Laboratory Corp. of America Holdings	2.300%	12/1/24	6,100	6,421
	Laboratory Corp. of America Holdings	3.600%	2/1/25	7,975	8,764
	Laboratory Corp. of America Holdings	3.600%	9/1/27	6,925	7,723
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,425	7,779
	Laboratory Corp. of America Holdings	4.700%	2/1/45	12,320	14,986
[4]	Mayo Clinic	3.774%	11/15/43	6,216	7,171
[4]	Mayo Clinic	4.000%	11/15/47	3,275	3,951
[4]	Mayo Clinic	4.128%	11/15/52	1,975	2,571
	McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,098
	McCormick & Co. Inc.	2.700%	8/15/22	1,830	1,906
	McCormick & Co. Inc.	3.150%	8/15/24	9,058	9,818
	McCormick & Co. Inc.	3.400%	8/15/27	9,869	10,951
	McCormick & Co. Inc.	2.500%	4/15/30	10,025	10,465
	McCormick & Co. Inc.	4.200%	8/15/47	3,813	4,648
	McKesson Corp.	2.700%	12/15/22	5,800	6,041
	McKesson Corp.	2.850%	3/15/23	350	366
	McKesson Corp.	3.796%	3/15/24	13,080	14,323
	McKesson Corp.	3.950%	2/16/28	7,707	8,800
	McKesson Corp.	4.750%	5/30/29	4,900	5,885
	McKesson Corp.	4.883%	3/15/44	1,000	1,213

93

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,407	13,139
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,850	9,636
	Mead Johnson Nutrition Co.	4.600%	6/1/44	19,848	25,399
[4]	MedStar Health Inc.	3.626%	8/15/49	4,000	4,311
	Medtronic Inc.	3.150%	3/15/22	19,902	20,796
	Medtronic Inc.	2.750%	4/1/23	950	992
	Medtronic Inc.	3.625%	3/15/24	1,000	1,101
	Medtronic Inc.	3.500%	3/15/25	20,726	23,342
	Medtronic Inc.	4.375%	3/15/35	37,366	48,849
	Medtronic Inc.	4.625%	3/15/45	21,665	29,003
	Memorial Health Services	3.447%	11/1/49	7,300	7,511
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,440	1,967
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,650	2,867
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	9,905	12,605
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,260	1,643
	Merck & Co. Inc.	2.350%	2/10/22	15,943	16,441
	Merck & Co. Inc.	2.400%	9/15/22	13,990	14,562
	Merck & Co. Inc.	2.800%	5/18/23	27,299	29,029
	Merck & Co. Inc.	2.900%	3/7/24	6,395	6,889
	Merck & Co. Inc.	2.750%	2/10/25	30,449	32,961
	Merck & Co. Inc.	0.750%	2/24/26	8,450	8,423
	Merck & Co. Inc.	3.400%	3/7/29	22,635	26,164
	Merck & Co. Inc.	1.450%	6/24/30	11,505	11,445
	Merck & Co. Inc.	6.500%	12/1/33	9,225	13,890
	Merck & Co. Inc.	3.900%	3/7/39	13,100	16,164
	Merck & Co. Inc.	2.350%	6/24/40	8,000	8,133
	Merck & Co. Inc.	3.600%	9/15/42	11,859	13,975
	Merck & Co. Inc.	4.150%	5/18/43	13,797	17,663
	Merck & Co. Inc.	3.700%	2/10/45	27,931	33,715
	Merck & Co. Inc.	4.000%	3/7/49	18,490	23,871
	Merck & Co. Inc.	2.450%	6/24/50	8,000	8,032
	Mercy Health	4.302%	7/1/28	2,890	3,267
	Molson Coors Beverage Co.	2.100%	7/15/21	11,950	12,113
	Molson Coors Beverage Co.	3.500%	5/1/22	2,013	2,099
	Molson Coors Beverage Co.	3.000%	7/15/26	23,928	24,844
	Molson Coors Beverage Co.	5.000%	5/1/42	14,808	15,716
	Molson Coors Beverage Co.	4.200%	7/15/46	22,107	21,475
[6]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	5,000	5,143
	Mondelez International Inc.	0.625%	7/1/22	10,625	10,623
	Mondelez International Inc.	2.125%	4/13/23	3,425	3,543
	Mondelez International Inc.	4.000%	2/1/24	1,125	1,240
	Mondelez International Inc.	1.500%	5/4/25	7,000	7,141
	Mondelez International Inc.	3.625%	2/13/26	7,100	7,997
	Mondelez International Inc.	4.125%	5/7/28	3,000	3,535
	Mondelez International Inc.	2.750%	4/13/30	16,350	17,581
	Mondelez International Inc.	4.625%	5/7/48	450	580
[4]	Montefiore Obligated Group	5.246%	11/1/48	9,275	10,445
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	3,125	3,432
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	6,587	7,077
	Mylan Inc.	4.200%	11/29/23	13,670	14,882
	Mylan Inc.	4.550%	4/15/28	7,175	8,249
	Mylan Inc.	5.400%	11/29/43	8,349	10,228
	Mylan Inc.	5.200%	4/15/48	7,300	8,968
	Mylan NV	3.950%	6/15/26	18,885	21,012
	Mylan NV	5.250%	6/15/46	13,650	16,627
	New York & Presbyterian Hospital	4.024%	8/1/45	7,346	9,062
	New York & Presbyterian Hospital	4.063%	8/1/56	4,675	5,843
	New York & Presbyterian Hospital	3.954%	8/1/19	6,800	7,395
	Northwell Healthcare Inc.	3.979%	11/1/46	9,725	10,126
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	12,774
	Northwell Healthcare Inc.	3.809%	11/1/49	5,625	5,822
	Novartis Capital Corp.	2.400%	5/17/22	24,910	25,846
	Novartis Capital Corp.	2.400%	9/21/22	11,194	11,661
	Novartis Capital Corp.	3.400%	5/6/24	18,105	19,916

94

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	1.750%	2/14/25	11,600	12,123
	Novartis Capital Corp.	3.000%	11/20/25	22,077	24,474
	Novartis Capital Corp.	2.000%	2/14/27	18,475	19,555
	Novartis Capital Corp.	3.100%	5/17/27	15,520	17,383
	Novartis Capital Corp.	2.200%	8/14/30	18,955	19,983
	Novartis Capital Corp.	3.700%	9/21/42	8,284	9,918
	Novartis Capital Corp.	4.400%	5/6/44	22,215	29,418
	Novartis Capital Corp.	4.000%	11/20/45	18,263	22,868
	Novartis Capital Corp.	2.750%	8/14/50	10,505	11,083
[4]	NYU Hospitals Center	4.368%	7/1/47	5,790	6,344
	NYU Langone Hospitals	5.750%	7/1/43	4,780	6,190
	NYU Langone Hospitals	4.784%	7/1/44	3,900	4,549
	NYU Langone Hospitals	3.380%	7/1/55	7,550	7,390
[4]	OhioHealth Corp.	3.042%	11/15/50	4,300	4,572
	Orlando Health Obligated Group	4.089%	10/1/48	3,575	3,939
	Partners Healthcare System Inc.	3.765%	7/1/48	875	1,021
	Partners Healthcare System Inc.	3.192%	7/1/49	8,400	8,922
	Partners Healthcare System Inc.	4.117%	7/1/55	3,125	3,961
	Partners Healthcare System Inc.	3.342%	7/1/60	12,665	13,319
	PeaceHealth Obligated Group	4.787%	11/15/48	4,175	5,404
	PepsiCo Inc.	3.000%	8/25/21	13,962	14,368
	PepsiCo Inc.	1.700%	10/6/21	11,558	11,735
	PepsiCo Inc.	2.750%	3/5/22	16,970	17,675
	PepsiCo Inc.	2.250%	5/2/22	7,525	7,787
	PepsiCo Inc.	3.100%	7/17/22	6,225	6,538
	PepsiCo Inc.	2.750%	3/1/23	6,691	7,098
	PepsiCo Inc.	0.750%	5/1/23	11,794	11,901
	PepsiCo Inc.	3.600%	3/1/24	8,713	9,601
	PepsiCo Inc.	2.250%	3/19/25	17,415	18,613
	PepsiCo Inc.	2.750%	4/30/25	19,063	20,786
	PepsiCo Inc.	3.500%	7/17/25	11,320	12,821
	PepsiCo Inc.	2.850%	2/24/26	10,398	11,462
	PepsiCo Inc.	2.375%	10/6/26	16,587	17,982
	PepsiCo Inc.	2.625%	3/19/27	7,000	7,664
	PepsiCo Inc.	3.000%	10/15/27	21,935	24,563
	PepsiCo Inc.	2.625%	7/29/29	20,059	22,160
	PepsiCo Inc.	2.750%	3/19/30	20,572	22,869
	PepsiCo Inc.	1.625%	5/1/30	12,300	12,528
	PepsiCo Inc.	5.500%	1/15/40	1,550	2,259
	PepsiCo Inc.	3.500%	3/19/40	250	297
	PepsiCo Inc.	4.875%	11/1/40	208	286
	PepsiCo Inc.	4.000%	3/5/42	12,600	15,669
	PepsiCo Inc.	3.600%	8/13/42	8,253	9,913
	PepsiCo Inc.	4.250%	10/22/44	11,885	15,191
	PepsiCo Inc.	4.600%	7/17/45	6,595	8,849
	PepsiCo Inc.	4.450%	4/14/46	20,234	26,949
	PepsiCo Inc.	3.450%	10/6/46	18,099	20,860
	PepsiCo Inc.	4.000%	5/2/47	6,250	7,840
	PepsiCo Inc.	3.375%	7/29/49	11,945	13,663
	PepsiCo Inc.	2.875%	10/15/49	16,004	16,986
	PepsiCo Inc.	3.625%	3/19/50	18,785	22,755
	PepsiCo Inc.	3.875%	3/19/60	9,600	12,210
	PerkinElmer Inc.	3.300%	9/15/29	10,115	10,828
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,167	2,253
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,100	10,724
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	8,986	9,798
	Perrigo Finance Unlimited Co.	3.150%	6/15/30	7,200	7,281
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,912	4,181
	Pfizer Inc.	3.000%	9/15/21	9,035	9,327
	Pfizer Inc.	2.200%	12/15/21	7,754	7,965
	Pfizer Inc.	2.800%	3/11/22	9,705	10,081
	Pfizer Inc.	3.000%	6/15/23	10,910	11,687
	Pfizer Inc.	3.200%	9/15/23	7,150	7,730
	Pfizer Inc.	2.950%	3/15/24	10,000	10,811

95

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	3.400%	5/15/24	7,009	7,763
	Pfizer Inc.	0.800%	5/28/25	6,375	6,378
	Pfizer Inc.	2.750%	6/3/26	17,160	18,910
	Pfizer Inc.	3.000%	12/15/26	21,398	24,070
	Pfizer Inc.	3.600%	9/15/28	15,600	18,380
	Pfizer Inc.	3.450%	3/15/29	23,785	27,720
	Pfizer Inc.	2.625%	4/1/30	17,295	19,004
	Pfizer Inc.	1.700%	5/28/30	13,000	13,215
	Pfizer Inc.	4.000%	12/15/36	15,805	19,298
	Pfizer Inc.	4.100%	9/15/38	11,050	13,786
	Pfizer Inc.	3.900%	3/15/39	17,074	20,923
	Pfizer Inc.	7.200%	3/15/39	17,389	28,936
	Pfizer Inc.	2.550%	5/28/40	11,500	11,883
	Pfizer Inc.	5.600%	9/15/40	1,700	2,468
	Pfizer Inc.	4.300%	6/15/43	12,396	15,918
	Pfizer Inc.	4.400%	5/15/44	20,404	26,763
	Pfizer Inc.	4.125%	12/15/46	12,079	15,494
	Pfizer Inc.	4.200%	9/15/48	14,980	19,551
	Pfizer Inc.	4.000%	3/15/49	6,545	8,301
	Pfizer Inc.	2.700%	5/28/50	25,450	26,222
	Pharmacia LLC	6.600%	12/1/28	7,990	10,999
	Philip Morris International Inc.	2.900%	11/15/21	4,573	4,730
	Philip Morris International Inc.	2.625%	2/18/22	2,273	2,344
	Philip Morris International Inc.	2.375%	8/17/22	9,063	9,397
	Philip Morris International Inc.	2.500%	8/22/22	2,420	2,517
	Philip Morris International Inc.	2.500%	11/2/22	8,325	8,703
	Philip Morris International Inc.	2.625%	3/6/23	7,140	7,537
	Philip Morris International Inc.	1.125%	5/1/23	1,680	1,705
	Philip Morris International Inc.	2.125%	5/10/23	8,765	9,117
	Philip Morris International Inc.	3.600%	11/15/23	12,466	13,676
	Philip Morris International Inc.	2.875%	5/1/24	17,605	18,886
	Philip Morris International Inc.	3.250%	11/10/24	14,670	16,196
	Philip Morris International Inc.	1.500%	5/1/25	4,428	4,540
	Philip Morris International Inc.	3.375%	8/11/25	9,324	10,386
	Philip Morris International Inc.	2.750%	2/25/26	15,591	16,953
	Philip Morris International Inc.	3.125%	8/17/27	2,010	2,231
	Philip Morris International Inc.	3.125%	3/2/28	6,900	7,682
	Philip Morris International Inc.	3.375%	8/15/29	9,245	10,503
	Philip Morris International Inc.	2.100%	5/1/30	12,425	12,787
	Philip Morris International Inc.	6.375%	5/16/38	13,842	20,843
	Philip Morris International Inc.	4.375%	11/15/41	12,424	15,081
	Philip Morris International Inc.	4.500%	3/20/42	9,669	11,873
	Philip Morris International Inc.	3.875%	8/21/42	8,790	10,028
	Philip Morris International Inc.	4.125%	3/4/43	10,935	12,838
	Philip Morris International Inc.	4.875%	11/15/43	10,073	12,875
	Philip Morris International Inc.	4.250%	11/10/44	16,762	20,255
[4]	Procter & Gamble - Esop	9.360%	1/1/21	737	755
	Procter & Gamble Co.	1.700%	11/3/21	14,081	14,337
	Procter & Gamble Co.	2.300%	2/6/22	11,335	11,703
	Procter & Gamble Co.	2.150%	8/11/22	6,620	6,870
	Procter & Gamble Co.	3.100%	8/15/23	14,542	15,836
	Procter & Gamble Co.	2.450%	3/25/25	8,678	9,419
	Procter & Gamble Co.	2.700%	2/2/26	11,238	12,533
	Procter & Gamble Co.	2.450%	11/3/26	12,550	13,767
	Procter & Gamble Co.	2.800%	3/25/27	5,950	6,619
	Procter & Gamble Co.	2.850%	8/11/27	4,585	5,178
	Procter & Gamble Co.	3.000%	3/25/30	21,855	25,005
	Procter & Gamble Co.	5.500%	2/1/34	5,680	8,253
	Procter & Gamble Co.	5.800%	8/15/34	2,000	3,007
	Procter & Gamble Co.	5.550%	3/5/37	1,500	2,303
	Procter & Gamble Co.	3.550%	3/25/40	11,600	13,976
	Procter & Gamble Co.	3.500%	10/25/47	11,596	14,229
	Procter & Gamble Co.	3.600%	3/25/50	19,268	24,092
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,125	2,272

96

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	8,645	9,023
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,868	5,391
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	4,075	4,641
	Quest Diagnostics Inc.	4.250%	4/1/24	4,565	5,049
	Quest Diagnostics Inc.	3.500%	3/30/25	6,420	7,035
	Quest Diagnostics Inc.	3.450%	6/1/26	7,629	8,550
	Quest Diagnostics Inc.	4.200%	6/30/29	3,475	4,025
	Quest Diagnostics Inc.	2.950%	6/30/30	13,360	14,093
	Quest Diagnostics Inc.	2.800%	6/30/31	6,700	7,015
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,696
	Quest Diagnostics Inc.	4.700%	3/30/45	2,898	3,512
	Reynolds American Inc.	4.000%	6/12/22	10,980	11,600
	Reynolds American Inc.	4.850%	9/15/23	4,175	4,651
	Reynolds American Inc.	4.450%	6/12/25	32,372	36,470
	Reynolds American Inc.	5.700%	8/15/35	15,463	19,250
	Reynolds American Inc.	7.250%	6/15/37	5,669	7,465
	Reynolds American Inc.	8.125%	5/1/40	2,569	3,513
	Reynolds American Inc.	7.000%	8/4/41	3,375	4,323
	Reynolds American Inc.	6.150%	9/15/43	9,203	11,596
	Reynolds American Inc.	5.850%	8/15/45	26,459	32,409
	RUSH Obligated Group	3.922%	11/15/29	1,000	1,120
	RWJ Barnabas Health Inc.	3.949%	7/1/46	5,428	6,046
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,750	1,793
	Sanofi	4.000%	3/29/21	14,644	15,028
	Sanofi	3.375%	6/19/23	15,300	16,552
	Sanofi	3.625%	6/19/28	17,345	20,246
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	40,218	40,997
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	45,170	47,849
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	37,617	41,741
	Spectrum Health System Obligated Group	3.487%	7/15/49	3,652	4,036
	SSM Health Care Corp.	3.688%	6/1/23	8,575	9,198
	SSM Health Care Corp.	3.823%	6/1/27	5,200	5,681
	Stanford Health Care	3.310%	8/15/30	100	110
	Stanford Health Care	3.795%	11/15/48	6,500	7,704
	Stryker Corp.	3.375%	5/15/24	12,870	13,963
	Stryker Corp.	1.150%	6/15/25	5,400	5,436
	Stryker Corp.	3.375%	11/1/25	12,375	13,766
	Stryker Corp.	3.500%	3/15/26	10,015	11,251
	Stryker Corp.	3.650%	3/7/28	7,295	8,376
	Stryker Corp.	1.950%	6/15/30	18,750	18,765
	Stryker Corp.	4.100%	4/1/43	4,500	5,373
	Stryker Corp.	4.375%	5/15/44	3,975	4,831
	Stryker Corp.	4.625%	3/15/46	7,235	9,413
	Stryker Corp.	2.900%	6/15/50	6,500	6,471
	Sutter Health	3.695%	8/15/28	3,700	4,122
	Sutter Health	4.091%	8/15/48	4,950	5,811
	Sysco Corp.	2.500%	7/15/21	5,300	5,383
	Sysco Corp.	2.600%	6/12/22	2,650	2,735
	Sysco Corp.	3.550%	3/15/25	5,190	5,591
	Sysco Corp.	3.750%	10/1/25	7,290	7,989
	Sysco Corp.	3.300%	7/15/26	9,910	10,593
	Sysco Corp.	3.250%	7/15/27	20,876	22,089
	Sysco Corp.	2.400%	2/15/30	2,000	1,976
	Sysco Corp.	5.950%	4/1/30	14,750	18,499
	Sysco Corp.	6.600%	4/1/40	11,845	16,010
	Sysco Corp.	4.850%	10/1/45	6,560	7,606
	Sysco Corp.	4.500%	4/1/46	6,265	6,797
	Sysco Corp.	4.450%	3/15/48	7,467	8,167
	Sysco Corp.	3.300%	2/15/50	6,000	5,642
	Sysco Corp.	6.600%	4/1/50	14,450	20,065
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	13,600	14,182
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	14,725	16,390
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	20,950	25,828
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	6,000	6,009

97

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	6,150	6,204
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	10,450	10,469
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	9,000	8,980
[4]	Texas Health Resources	4.330%	11/15/55	2,725	3,558
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,051	12,759
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	8,139	8,984
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	15,811	18,058
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	9,825	11,040
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	15,695	17,282
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	13,297	14,799
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	4,380	4,735
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	5,125	6,329
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	7,288	10,189
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	7,600	9,411
	Toledo Hospital	5.325%	11/15/28	4,000	4,265
	Toledo Hospital	5.750%	11/15/38	3,500	4,101
	Toledo Hospital	6.015%	11/15/48	4,600	5,080
	Trinity Health Corp.	4.125%	12/1/45	6,815	7,972
[4]	Trinity Health Corp.	3.434%	12/1/48	1,660	1,734
	Tyson Foods Inc.	2.250%	8/23/21	4,180	4,246
	Tyson Foods Inc.	4.500%	6/15/22	17,915	19,047
	Tyson Foods Inc.	3.900%	9/28/23	2,950	3,218
	Tyson Foods Inc.	3.950%	8/15/24	19,341	21,417
	Tyson Foods Inc.	4.000%	3/1/26	10,745	12,298
	Tyson Foods Inc.	3.550%	6/2/27	15,790	17,478
	Tyson Foods Inc.	4.350%	3/1/29	17,443	20,498
	Tyson Foods Inc.	4.875%	8/15/34	9,141	11,699
	Tyson Foods Inc.	5.150%	8/15/44	13,927	17,812
	Tyson Foods Inc.	4.550%	6/2/47	10,325	12,511
	Tyson Foods Inc.	5.100%	9/28/48	17,422	22,494
	Unilever Capital Corp.	2.750%	3/22/21	4,006	4,076
	Unilever Capital Corp.	1.375%	7/28/21	10,405	10,518
	Unilever Capital Corp.	3.000%	3/7/22	9,750	10,151
	Unilever Capital Corp.	2.200%	5/5/22	900	926
	Unilever Capital Corp.	3.250%	3/7/24	16,450	17,887
	Unilever Capital Corp.	2.600%	5/5/24	24,325	25,964
	Unilever Capital Corp.	3.100%	7/30/25	9,825	10,882
	Unilever Capital Corp.	2.000%	7/28/26	10,625	11,231
	Unilever Capital Corp.	2.900%	5/5/27	6,350	7,036
	Unilever Capital Corp.	3.500%	3/22/28	12,875	14,843
	Unilever Capital Corp.	2.125%	9/6/29	11,770	12,412
	Unilever Capital Corp.	5.900%	11/15/32	8,475	12,245
[6]	Upjohn Inc.	1.125%	6/22/22	12,050	12,123
[6]	Upjohn Inc.	1.650%	6/22/25	9,250	9,430
[6]	Upjohn Inc.	2.300%	6/22/27	7,200	7,433
[6]	Upjohn Inc.	2.700%	6/22/30	14,490	14,932
[6]	Upjohn Inc.	3.850%	6/22/40	16,865	18,101
[6]	Upjohn Inc.	4.000%	6/22/50	22,235	23,820
	UPMC	3.600%	4/3/25	6,550	7,088
	Whirlpool Corp.	4.700%	6/1/22	4,380	4,652
	Whirlpool Corp.	4.000%	3/1/24	3,529	3,812
	Whirlpool Corp.	3.700%	5/1/25	3,788	4,122
	Whirlpool Corp.	4.750%	2/26/29	8,615	10,257
	Whirlpool Corp.	4.500%	6/1/46	6,082	6,768
	Whirlpool Corp.	4.600%	5/15/50	3,225	3,673
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	3,250	4,060
	Wyeth LLC	7.250%	3/1/23	2,400	2,824
	Wyeth LLC	6.450%	2/1/24	10,325	12,417
	Wyeth LLC	6.500%	2/1/34	8,985	13,980
	Wyeth LLC	6.000%	2/15/36	5,465	7,911
	Wyeth LLC	5.950%	4/1/37	23,913	35,080
	Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	5,017
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	6,005	6,170
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	10,075	10,451

98

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,075	3,259
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,280	23,084
	Zimmer Biomet Holdings Inc.	3.550%	3/20/30	7,000	7,550
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	2,049
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	8,945	9,620
	Zoetis Inc.	3.250%	8/20/21	3,300	3,399
	Zoetis Inc.	3.250%	2/1/23	14,745	15,573
	Zoetis Inc.	4.500%	11/13/25	4,325	5,038
	Zoetis Inc.	3.000%	9/12/27	10,404	11,453
	Zoetis Inc.	3.900%	8/20/28	5,700	6,687
	Zoetis Inc.	2.000%	5/15/30	4,800	4,898
	Zoetis Inc.	4.700%	2/1/43	13,728	18,120
	Zoetis Inc.	3.950%	9/12/47	8,047	9,694
	Zoetis Inc.	4.450%	8/20/48	4,575	5,970
	Zoetis Inc.	3.000%	5/15/50	4,600	4,772
	Energy (2.3%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	14,530	15,161
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	21,245	22,552
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	6,205	6,468
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	4,364	5,009
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	15,465	15,937
	Baker Hughes Holdings LLC	5.125%	9/15/40	14,938	18,029
	Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,459
	Boardwalk Pipelines LP	4.950%	12/15/24	8,050	8,610
	Boardwalk Pipelines LP	5.950%	6/1/26	12,440	13,902
	Boardwalk Pipelines LP	4.450%	7/15/27	9,112	9,545
	BP Capital Markets America Inc.	2.112%	9/16/21	10,701	10,898
	BP Capital Markets America Inc.	3.245%	5/6/22	21,821	22,877
	BP Capital Markets America Inc.	2.520%	9/19/22	8,150	8,444
	BP Capital Markets America Inc.	2.937%	4/6/23	6,200	6,559
	BP Capital Markets America Inc.	2.750%	5/10/23	10,050	10,594
	BP Capital Markets America Inc.	3.216%	11/28/23	18,853	20,169
	BP Capital Markets America Inc.	3.790%	2/6/24	3,560	3,889
	BP Capital Markets America Inc.	3.224%	4/14/24	3,000	3,221
	BP Capital Markets America Inc.	3.194%	4/6/25	4,900	5,325
	BP Capital Markets America Inc.	3.796%	9/21/25	10,535	11,841
	BP Capital Markets America Inc.	3.410%	2/11/26	7,869	8,692
	BP Capital Markets America Inc.	3.119%	5/4/26	18,198	19,835
	BP Capital Markets America Inc.	3.017%	1/16/27	7,577	8,200
	BP Capital Markets America Inc.	3.588%	4/14/27	5,000	5,528
	BP Capital Markets America Inc.	3.937%	9/21/28	13,150	15,015
	BP Capital Markets America Inc.	4.234%	11/6/28	17,225	20,053
	BP Capital Markets America Inc.	3.633%	4/6/30	20,145	22,716
	BP Capital Markets America Inc.	3.000%	2/24/50	26,820	26,380
	BP Capital Markets plc	3.561%	11/1/21	15,770	16,361
	BP Capital Markets plc	3.062%	3/17/22	4,000	4,155
	BP Capital Markets plc	3.245%	5/6/22	12,663	13,276
	BP Capital Markets plc	2.500%	11/6/22	14,787	15,375
	BP Capital Markets plc	3.994%	9/26/23	7,105	7,792
	BP Capital Markets plc	3.814%	2/10/24	6,981	7,672
	BP Capital Markets plc	3.535%	11/4/24	24,366	26,773
	BP Capital Markets plc	3.506%	3/17/25	19,617	21,699
	BP Capital Markets plc	3.279%	9/19/27	25,700	28,042
	BP Capital Markets plc	3.723%	11/28/28	14,809	16,843
[4]	BP Capital Markets plc	4.375%	12/31/49	5,000	5,029
[4]	BP Capital Markets plc	4.875%	12/31/49	4,500	4,666
	Burlington Resources Finance Co.	7.200%	8/15/31	3,455	4,956
	Burlington Resources Finance Co.	7.400%	12/1/31	5,765	8,251

99

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Canadian Natural Resources Ltd.	3.450%	11/15/21	6,588	6,736
	Canadian Natural Resources Ltd.	2.950%	1/15/23	15,022	15,499
	Canadian Natural Resources Ltd.	3.800%	4/15/24	6,673	7,082
	Canadian Natural Resources Ltd.	3.900%	2/1/25	140	151
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,000	4,998
	Canadian Natural Resources Ltd.	3.850%	6/1/27	20,728	22,153
	Canadian Natural Resources Ltd.	2.950%	7/15/30	8,000	7,967
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,468	6,842
	Canadian Natural Resources Ltd.	6.450%	6/30/33	7,323	8,788
	Canadian Natural Resources Ltd.	5.850%	2/1/35	4,225	4,890
	Canadian Natural Resources Ltd.	6.500%	2/15/37	9,797	11,683
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,599	13,745
	Canadian Natural Resources Ltd.	6.750%	2/1/39	5,484	6,663
	Canadian Natural Resources Ltd.	4.950%	6/1/47	5,000	5,463
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	11,114	12,649
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	11,222	12,583
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	25,624	28,122
[6]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	18,534	18,905
	Chevron Corp.	2.411%	3/3/22	4,995	5,139
	Chevron Corp.	2.498%	3/3/22	8,340	8,610
	Chevron Corp.	2.355%	12/5/22	23,782	24,735
	Chevron Corp.	1.141%	5/11/23	15,000	15,249
	Chevron Corp.	2.566%	5/16/23	5,850	6,171
	Chevron Corp.	3.191%	6/24/23	21,978	23,541
	Chevron Corp.	2.895%	3/3/24	15,570	16,755
	Chevron Corp.	1.554%	5/11/25	24,500	25,121
	Chevron Corp.	3.326%	11/17/25	5,933	6,638
	Chevron Corp.	2.954%	5/16/26	22,195	24,520
	Chevron Corp.	1.995%	5/11/27	7,800	8,137
	Chevron Corp.	2.236%	5/11/30	20,000	20,881
	Chevron Corp.	2.978%	5/11/40	6,000	6,393
	Chevron Corp.	3.078%	5/11/50	11,700	12,415
	Cimarex Energy Co.	4.375%	6/1/24	10,950	11,552
	Cimarex Energy Co.	3.900%	5/15/27	13,976	14,098
	Cimarex Energy Co.	4.375%	3/15/29	2,278	2,332
	Columbia Pipeline Group Inc.	4.500%	6/1/25	18,475	21,078
	Columbia Pipeline Group Inc.	5.800%	6/1/45	5,450	6,628
	Concho Resources Inc.	3.750%	10/1/27	29,296	31,237
	Concho Resources Inc.	4.300%	8/15/28	24,805	27,223
	Concho Resources Inc.	4.875%	10/1/47	9,680	10,878
	Concho Resources Inc.	4.850%	8/15/48	7,908	8,827
	ConocoPhillips	5.900%	10/15/32	14,026	18,967
	ConocoPhillips	5.900%	5/15/38	9,580	13,030
	ConocoPhillips	6.500%	2/1/39	28,234	40,803
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	8,100	10,798
	ConocoPhillips Co.	3.350%	11/15/24	3,123	3,410
	ConocoPhillips Co.	4.950%	3/15/26	23,004	27,517
	ConocoPhillips Co.	4.300%	11/15/44	10,567	12,878
	ConocoPhillips Holding Co.	6.950%	4/15/29	24,859	34,503
	Devon Energy Corp.	5.850%	12/15/25	4,051	4,481
	Devon Energy Corp.	7.950%	4/15/32	5,705	6,668
	Devon Energy Corp.	5.600%	7/15/41	15,305	14,903
	Devon Energy Corp.	4.750%	5/15/42	10,249	8,904
	Devon Energy Corp.	5.000%	6/15/45	9,363	8,380
	Devon Financing Co. LLC	7.875%	9/30/31	7,787	9,072
	Diamondback Energy Inc.	2.875%	12/1/24	12,100	12,115
	Diamondback Energy Inc.	4.750%	5/31/25	1,600	1,716
	Diamondback Energy Inc.	5.375%	5/31/25	4,500	4,646
	Diamondback Energy Inc.	3.250%	12/1/26	17,350	17,458
	Diamondback Energy Inc.	3.500%	12/1/29	18,050	17,441
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	13,725	14,749
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	5,500	5,788
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	7,750	8,484
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	4,100	4,360

100

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	6,535	7,545
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	5,035	5,750
Dominion Energy Gas Holdings LLC	3.900%	11/15/49	200	206
Enable Midstream Partners LP	3.900%	5/15/24	13,580	13,274
Enable Midstream Partners LP	4.400%	3/15/27	12,490	11,600
Enable Midstream Partners LP	4.950%	5/15/28	15,885	14,713
Enable Midstream Partners LP	5.000%	5/15/44	1,185	947
Enbridge Energy Partners LP	4.200%	9/15/21	1,482	1,528
Enbridge Energy Partners LP	5.875%	10/15/25	4,585	5,456
Enbridge Energy Partners LP	7.500%	4/15/38	9,910	13,529
Enbridge Energy Partners LP	5.500%	9/15/40	2,845	3,373
Enbridge Energy Partners LP	7.375%	10/15/45	11,616	16,320
Enbridge Inc.	2.900%	7/15/22	7,430	7,688
Enbridge Inc.	4.000%	10/1/23	1,900	2,059
Enbridge Inc.	2.500%	1/15/25	6,305	6,535
Enbridge Inc.	4.250%	12/1/26	7,432	8,455
Enbridge Inc.	3.700%	7/15/27	26,050	28,340
Enbridge Inc.	3.125%	11/15/29	11,900	12,381
Enbridge Inc.	4.500%	6/10/44	8,210	9,325
Enbridge Inc.	5.500%	12/1/46	450	555
Enbridge Inc.	4.000%	11/15/49	5,725	6,022
Energy Transfer Operating LP	5.200%	2/1/22	8,554	8,960
Energy Transfer Operating LP	3.600%	2/1/23	20,586	21,332
Energy Transfer Operating LP	4.250%	3/15/23	22,740	23,991
Energy Transfer Operating LP	4.200%	9/15/23	7,420	7,884
Energy Transfer Operating LP	4.900%	2/1/24	2,029	2,196
Energy Transfer Operating LP	4.500%	4/15/24	1,250	1,350
Energy Transfer Operating LP	4.050%	3/15/25	21,725	23,083
Energy Transfer Operating LP	2.900%	5/15/25	10,834	11,091
Energy Transfer Operating LP	4.750%	1/15/26	14,800	16,114
Energy Transfer Operating LP	4.200%	4/15/27	9,520	9,948
Energy Transfer Operating LP	5.500%	6/1/27	17,500	19,469
Energy Transfer Operating LP	5.250%	4/15/29	13,140	14,290
Energy Transfer Operating LP	3.750%	5/15/30	13,475	13,340
Energy Transfer Operating LP	4.900%	3/15/35	4,948	4,948
Energy Transfer Operating LP	6.250%	4/15/49	18,680	19,847
Energy Transfer Operating LP	5.000%	5/15/50	19,300	18,238
Energy Transfer Partners LP	4.950%	6/15/28	16,475	17,690
Energy Transfer Partners LP	6.625%	10/15/36	3,980	4,383
Energy Transfer Partners LP	5.800%	6/15/38	9,725	9,907
Energy Transfer Partners LP	7.500%	7/1/38	5,882	6,867
Energy Transfer Partners LP	6.050%	6/1/41	8,370	8,600
Energy Transfer Partners LP	6.500%	2/1/42	12,383	13,559
Energy Transfer Partners LP	5.150%	2/1/43	2,074	1,924
Energy Transfer Partners LP	5.950%	10/1/43	5,272	5,292
Energy Transfer Partners LP	5.150%	3/15/45	4,328	4,106
Energy Transfer Partners LP	6.125%	12/15/45	19,444	20,441
Energy Transfer Partners LP	5.300%	4/15/47	9,430	9,182
Energy Transfer Partners LP	6.000%	6/15/48	16,085	16,688
Enterprise Products Operating LLC	3.500%	2/1/22	9,775	10,189
Enterprise Products Operating LLC	4.050%	2/15/22	475	500
Enterprise Products Operating LLC	3.350%	3/15/23	20,448	21,643
Enterprise Products Operating LLC	3.900%	2/15/24	15,140	16,537
Enterprise Products Operating LLC	3.750%	2/15/25	22,760	25,130
Enterprise Products Operating LLC	3.700%	2/15/26	7,602	8,525
Enterprise Products Operating LLC	3.950%	2/15/27	2,947	3,354
Enterprise Products Operating LLC	4.150%	10/16/28	5,250	5,972
Enterprise Products Operating LLC	3.125%	7/31/29	22,585	24,155
Enterprise Products Operating LLC	2.800%	1/31/30	16,225	16,903
Enterprise Products Operating LLC	6.875%	3/1/33	6,493	8,444
Enterprise Products Operating LLC	6.650%	10/15/34	1,760	2,375
Enterprise Products Operating LLC	7.550%	4/15/38	3,344	4,960
Enterprise Products Operating LLC	6.125%	10/15/39	13,461	17,284
Enterprise Products Operating LLC	5.950%	2/1/41	10,706	13,712

101

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	5.700%	2/15/42	6,495	8,067
	Enterprise Products Operating LLC	4.850%	8/15/42	8,590	9,831
	Enterprise Products Operating LLC	4.450%	2/15/43	16,823	18,574
	Enterprise Products Operating LLC	4.850%	3/15/44	8,435	9,797
	Enterprise Products Operating LLC	5.100%	2/15/45	6,457	7,664
	Enterprise Products Operating LLC	4.900%	5/15/46	26,028	30,430
	Enterprise Products Operating LLC	4.250%	2/15/48	24,590	26,966
	Enterprise Products Operating LLC	4.800%	2/1/49	9,876	11,637
	Enterprise Products Operating LLC	4.200%	1/31/50	23,300	25,791
	Enterprise Products Operating LLC	3.700%	1/31/51	15,315	16,031
	Enterprise Products Operating LLC	4.950%	10/15/54	7,870	8,744
	Enterprise Products Operating LLC	3.950%	1/31/60	19,415	19,946
[4]	Enterprise Products Operating LLC	4.875%	8/16/77	600	525
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	5,975	5,587
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	8,390	7,541
	EOG Resources Inc.	2.625%	3/15/23	13,433	14,073
	EOG Resources Inc.	3.150%	4/1/25	8,281	9,048
	EOG Resources Inc.	4.150%	1/15/26	14,160	16,331
	EOG Resources Inc.	4.375%	4/15/30	12,215	14,533
	EOG Resources Inc.	4.950%	4/15/50	16,930	21,800
	Exxon Mobil Corp.	2.397%	3/6/22	32,010	32,916
	Exxon Mobil Corp.	1.902%	8/16/22	8,950	9,206
	Exxon Mobil Corp.	2.726%	3/1/23	36,632	38,535
	Exxon Mobil Corp.	1.571%	4/15/23	22,000	22,530
	Exxon Mobil Corp.	2.019%	8/16/24	18,417	19,198
	Exxon Mobil Corp.	2.709%	3/6/25	20,350	21,827
	Exxon Mobil Corp.	2.992%	3/19/25	36,100	39,190
	Exxon Mobil Corp.	3.043%	3/1/26	16,426	18,020
	Exxon Mobil Corp.	2.275%	8/16/26	12,456	13,281
	Exxon Mobil Corp.	3.294%	3/19/27	10,000	11,105
	Exxon Mobil Corp.	2.440%	8/16/29	14,650	15,475
	Exxon Mobil Corp.	3.482%	3/19/30	24,040	27,310
	Exxon Mobil Corp.	2.610%	10/15/30	26,888	28,644
	Exxon Mobil Corp.	2.995%	8/16/39	11,250	11,575
	Exxon Mobil Corp.	4.227%	3/19/40	27,000	32,487
	Exxon Mobil Corp.	3.567%	3/6/45	16,550	18,368
	Exxon Mobil Corp.	4.114%	3/1/46	19,275	23,163
	Exxon Mobil Corp.	3.095%	8/16/49	25,450	26,495
	Exxon Mobil Corp.	4.327%	3/19/50	50,800	63,168
	Exxon Mobil Corp.	3.452%	4/15/51	35,375	39,062
	Halliburton Co.	3.500%	8/1/23	1,094	1,146
	Halliburton Co.	3.800%	11/15/25	6,999	7,559
	Halliburton Co.	2.920%	3/1/30	20,433	19,386
	Halliburton Co.	4.850%	11/15/35	18,496	19,213
	Halliburton Co.	6.700%	9/15/38	13,598	16,114
	Halliburton Co.	4.500%	11/15/41	2,060	1,970
	Halliburton Co.	4.750%	8/1/43	11,030	10,892
	Halliburton Co.	5.000%	11/15/45	29,443	30,437
	Helmerich & Payne Inc.	4.650%	3/15/25	5,000	5,229
	Hess Corp.	3.500%	7/15/24	3,350	3,371
	Hess Corp.	4.300%	4/1/27	9,140	9,437
	Hess Corp.	7.875%	10/1/29	7,493	8,992
	Hess Corp.	7.300%	8/15/31	4,873	5,714
	Hess Corp.	7.125%	3/15/33	5,292	6,178
	Hess Corp.	6.000%	1/15/40	17,160	18,447
	Hess Corp.	5.600%	2/15/41	17,358	18,204
	HollyFrontier Corp.	5.875%	4/1/26	3,820	4,192
	Husky Energy Inc.	3.950%	4/15/22	12,771	13,026
	Husky Energy Inc.	4.000%	4/15/24	13,898	14,206
	Husky Energy Inc.	4.400%	4/15/29	10,850	10,864
	Husky Energy Inc.	6.800%	9/15/37	3,316	3,528
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	6,435	6,636
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	13,815	14,349
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,364	6,681

102

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,949	9,418
Kinder Morgan Energy Partners LP	3.450%	2/15/23	10,394	10,927
Kinder Morgan Energy Partners LP	3.500%	9/1/23	14,399	15,296
Kinder Morgan Energy Partners LP	4.150%	2/1/24	450	488
Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,611	23,637
Kinder Morgan Energy Partners LP	4.250%	9/1/24	2,534	2,793
Kinder Morgan Energy Partners LP	7.400%	3/15/31	285	370
Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,590	4,752
Kinder Morgan Energy Partners LP	5.800%	3/15/35	6,549	7,730
Kinder Morgan Energy Partners LP	6.500%	2/1/37	21,684	27,312
Kinder Morgan Energy Partners LP	6.950%	1/15/38	6,021	7,971
Kinder Morgan Energy Partners LP	6.500%	9/1/39	7,695	10,172
Kinder Morgan Energy Partners LP	6.550%	9/15/40	8,250	10,653
Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,575	10,744
Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,615	3,325
Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,464	14,618
Kinder Morgan Energy Partners LP	5.000%	8/15/42	5,281	5,901
Kinder Morgan Energy Partners LP	4.700%	11/1/42	12,174	13,075
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,791	4,205
Kinder Morgan Energy Partners LP	5.500%	3/1/44	11,177	13,252
Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,045	3,582
Kinder Morgan Inc.	3.150%	1/15/23	10,749	11,260
Kinder Morgan Inc.	4.300%	6/1/25	10,049	11,251
Kinder Morgan Inc.	4.300%	3/1/28	14,394	16,307
Kinder Morgan Inc.	7.800%	8/1/31	4,950	6,696
Kinder Morgan Inc.	7.750%	1/15/32	10,753	15,043
Kinder Morgan Inc.	5.300%	12/1/34	17,909	20,572
Kinder Morgan Inc.	5.550%	6/1/45	19,971	24,220
Kinder Morgan Inc.	5.050%	2/15/46	9,821	11,178
Magellan Midstream Partners LP	5.000%	3/1/26	8,550	9,834
Magellan Midstream Partners LP	3.250%	6/1/30	7,600	8,024
Magellan Midstream Partners LP	5.150%	10/15/43	191	211
Magellan Midstream Partners LP	4.250%	9/15/46	4,252	4,355
Magellan Midstream Partners LP	4.200%	10/3/47	13,068	13,404
Magellan Midstream Partners LP	4.850%	2/1/49	6,375	7,055
Magellan Midstream Partners LP	3.950%	3/1/50	2,150	2,161
Marathon Oil Corp.	2.800%	11/1/22	13,339	13,356
Marathon Oil Corp.	3.850%	6/1/25	10,000	10,100
Marathon Oil Corp.	4.400%	7/15/27	16,952	16,634
Marathon Oil Corp.	6.800%	3/15/32	6,865	7,285
Marathon Oil Corp.	6.600%	10/1/37	16,405	16,282
Marathon Oil Corp.	5.200%	6/1/45	2,000	1,845
Marathon Petroleum Corp.	5.125%	3/1/21	20,745	21,290
Marathon Petroleum Corp.	5.375%	10/1/22	2,125	2,138
Marathon Petroleum Corp.	4.500%	5/1/23	7,000	7,543
Marathon Petroleum Corp.	4.750%	12/15/23	5,955	6,506
Marathon Petroleum Corp.	5.125%	4/1/24	1,000	996
Marathon Petroleum Corp.	3.625%	9/15/24	7,380	7,841
Marathon Petroleum Corp.	4.700%	5/1/25	5,526	6,189
Marathon Petroleum Corp.	5.125%	12/15/26	24,420	28,205
Marathon Petroleum Corp.	3.800%	4/1/28	8,450	8,957
Marathon Petroleum Corp.	6.500%	3/1/41	13,215	16,403
Marathon Petroleum Corp.	4.750%	9/15/44	8,422	8,759
Marathon Petroleum Corp.	5.850%	12/15/45	1,459	1,574
Marathon Petroleum Corp.	4.500%	4/1/48	5,935	6,091
Marathon Petroleum Corp.	5.000%	9/15/54	6,448	6,537
MPLX LP	3.500%	12/1/22	5,310	5,522
MPLX LP	3.375%	3/15/23	5,677	5,904
MPLX LP	4.500%	7/15/23	19,500	20,938
MPLX LP	6.375%	5/1/24	1,000	1,034
MPLX LP	4.875%	12/1/24	32,551	36,172
MPLX LP	5.250%	1/15/25	2,637	2,742
MPLX LP	4.000%	2/15/25	4,208	4,513
MPLX LP	4.875%	6/1/25	7,084	7,908

103

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MPLX LP	4.125%	3/1/27	13,791	14,722
MPLX LP	4.250%	12/1/27	18,982	20,714
MPLX LP	4.000%	3/15/28	12,043	12,735
MPLX LP	4.500%	4/15/38	18,800	18,800
MPLX LP	5.200%	3/1/47	19,445	20,903
MPLX LP	5.200%	12/1/47	17,135	17,756
MPLX LP	4.700%	4/15/48	15,700	15,739
MPLX LP	5.500%	2/15/49	16,100	18,193
MPLX LP	4.900%	4/15/58	7,250	7,178
National Fuel Gas Co.	4.900%	12/1/21	2,312	2,378
National Fuel Gas Co.	3.750%	3/1/23	3,660	3,733
National Fuel Gas Co.	5.200%	7/15/25	2,200	2,342
National Fuel Gas Co.	5.500%	1/15/26	1,250	1,328
National Fuel Gas Co.	3.950%	9/15/27	3,190	3,072
National Fuel Gas Co.	4.750%	9/1/28	10,055	10,076
National Oilwell Varco Inc.	2.600%	12/1/22	7,460	7,497
National Oilwell Varco Inc.	3.600%	12/1/29	7,150	6,936
National Oilwell Varco Inc.	3.950%	12/1/42	8,588	7,192
Newfield Exploration Co.	5.750%	1/30/22	13,275	13,242
Newfield Exploration Co.	5.625%	7/1/24	3,300	3,135
Newfield Exploration Co.	5.375%	1/1/26	7,940	7,424
Noble Energy Inc.	3.900%	11/15/24	5,475	5,516
Noble Energy Inc.	3.850%	1/15/28	9,225	8,891
Noble Energy Inc.	3.250%	10/15/29	4,400	4,004
Noble Energy Inc.	6.000%	3/1/41	13,023	12,535
Noble Energy Inc.	5.250%	11/15/43	14,437	13,372
Noble Energy Inc.	5.050%	11/15/44	10,425	9,474
Noble Energy Inc.	4.950%	8/15/47	6,055	5,434
Noble Energy Inc.	4.200%	10/15/49	1,120	924
ONEOK Inc.	4.250%	2/1/22	12,375	12,793
ONEOK Inc.	7.500%	9/1/23	14,093	16,169
ONEOK Inc.	2.750%	9/1/24	5,300	5,333
ONEOK Inc.	4.000%	7/13/27	4,175	4,213
ONEOK Inc.	4.550%	7/15/28	1,900	1,991
ONEOK Inc.	4.350%	3/15/29	9,938	10,416
ONEOK Inc.	3.400%	9/1/29	25,860	25,149
ONEOK Inc.	3.100%	3/15/30	15,400	14,746
ONEOK Inc.	6.000%	6/15/35	1,400	1,585
ONEOK Inc.	4.950%	7/13/47	13,456	12,979
ONEOK Inc.	5.200%	7/15/48	6,755	6,721
ONEOK Inc.	4.450%	9/1/49	9,032	8,367
ONEOK Inc.	4.500%	3/15/50	13,350	12,432
ONEOK Inc.	7.150%	1/15/51	500	613
ONEOK Partners LP	3.375%	10/1/22	14,032	14,506
ONEOK Partners LP	4.900%	3/15/25	8,329	9,026
ONEOK Partners LP	6.650%	10/1/36	15,289	17,627
ONEOK Partners LP	6.850%	10/15/37	7,155	8,151
ONEOK Partners LP	6.125%	2/1/41	5,245	5,724
ONEOK Partners LP	6.200%	9/15/43	1,683	1,785
Ovintiv Inc.	3.900%	11/15/21	6,447	6,415
Ovintiv Inc.	8.125%	9/15/30	3,655	3,436
Ovintiv Inc.	7.200%	11/1/31	519	470
Ovintiv Inc.	7.375%	11/1/31	4,600	4,209
Ovintiv Inc.	6.500%	8/15/34	8,160	7,262
Ovintiv Inc.	6.625%	8/15/37	2,658	2,259
Ovintiv Inc.	6.500%	2/1/38	10,900	9,251
Petro-Canada	5.350%	7/15/33	3,830	4,280
Petro-Canada	5.950%	5/15/35	7,930	9,406
Petro-Canada	6.800%	5/15/38	11,493	14,792
Phillips 66	4.300%	4/1/22	15,540	16,488
Phillips 66	3.700%	4/6/23	3,000	3,209
Phillips 66	3.850%	4/9/25	10,783	11,951
Phillips 66	3.900%	3/15/28	8,760	9,801
Phillips 66	2.150%	12/15/30	28,400	27,547

104

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66	4.650%	11/15/34	11,913	14,160
	Phillips 66	5.875%	5/1/42	17,831	23,978
	Phillips 66	4.875%	11/15/44	11,563	14,297
	Phillips 66 Partners LP	2.450%	12/15/24	3,750	3,841
	Phillips 66 Partners LP	3.605%	2/15/25	9,516	10,181
	Phillips 66 Partners LP	3.550%	10/1/26	2,500	2,706
	Phillips 66 Partners LP	3.750%	3/1/28	5,725	6,101
	Phillips 66 Partners LP	3.150%	12/15/29	9,050	9,286
	Phillips 66 Partners LP	4.680%	2/15/45	7,200	7,612
	Phillips 66 Partners LP	4.900%	10/1/46	5,533	6,043
	Pioneer Natural Resources Co.	4.450%	1/15/26	9,993	11,579
	Plains All American Pipeline LP	3.800%	9/15/30	5,500	5,413
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	4,484	4,578
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	14,938	15,121
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	4,417	4,580
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	24,315	24,784
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	10,408	11,116
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	11,354	12,006
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	10,255	9,928
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	3,181	3,405
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	7,175	6,904
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	13,175	11,400
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	9,535	8,686
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,100	1,013
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	11,910	12,550
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	21,120	22,387
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	6,700	7,177
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,525	15,462
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	16,508	18,035
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	22,950	25,819
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	19,685	22,466
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	17,537	20,606
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	21,167	23,654
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	18,640	19,991
[6]	Sabine Pass Liquefaction LLC	4.500%	5/15/30	19,270	21,269
	Schlumberger Investment SA	3.650%	12/1/23	18,390	19,743
	Schlumberger Investment SA	2.650%	6/26/30	7,000	7,038
	Shell International Finance BV	1.750%	9/12/21	13,575	13,760
	Shell International Finance BV	2.375%	8/21/22	13,431	13,940
	Shell International Finance BV	2.250%	1/6/23	12,378	12,852
	Shell International Finance BV	3.400%	8/12/23	10,845	11,727
	Shell International Finance BV	3.500%	11/13/23	10,666	11,605
	Shell International Finance BV	2.000%	11/7/24	10,000	10,464
	Shell International Finance BV	2.375%	4/6/25	21,005	22,266
	Shell International Finance BV	3.250%	5/11/25	27,634	30,555
	Shell International Finance BV	2.875%	5/10/26	25,866	28,325
	Shell International Finance BV	2.500%	9/12/26	19,685	21,182
	Shell International Finance BV	3.875%	11/13/28	16,835	19,491
	Shell International Finance BV	2.375%	11/7/29	20,000	20,954
	Shell International Finance BV	2.750%	4/6/30	15,750	17,043
	Shell International Finance BV	4.125%	5/11/35	16,080	19,576
	Shell International Finance BV	6.375%	12/15/38	28,332	42,094
	Shell International Finance BV	5.500%	3/25/40	9,103	12,859
	Shell International Finance BV	3.625%	8/21/42	9,594	10,526
	Shell International Finance BV	4.550%	8/12/43	13,487	16,796
	Shell International Finance BV	4.375%	5/11/45	30,524	37,795
	Shell International Finance BV	4.000%	5/10/46	34,233	39,885
	Shell International Finance BV	3.750%	9/12/46	7,520	8,497
	Shell International Finance BV	3.125%	11/7/49	20,270	21,114
	Shell International Finance BV	3.250%	4/6/50	16,015	17,143
	Spectra Energy Partners LP	4.750%	3/15/24	6,460	7,202

105

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spectra Energy Partners LP	3.500%	3/15/25	14,508	15,859
	Spectra Energy Partners LP	3.375%	10/15/26	12,698	13,665
	Spectra Energy Partners LP	5.950%	9/25/43	951	1,200
	Spectra Energy Partners LP	4.500%	3/15/45	14,700	16,325
	Suncor Energy Inc.	2.800%	5/15/23	8,525	8,875
	Suncor Energy Inc.	3.600%	12/1/24	4,890	5,278
	Suncor Energy Inc.	3.100%	5/15/25	7,500	8,011
	Suncor Energy Inc.	7.150%	2/1/32	5,608	7,150
	Suncor Energy Inc.	5.950%	12/1/34	2,965	3,549
	Suncor Energy Inc.	6.500%	6/15/38	23,388	29,750
	Suncor Energy Inc.	6.850%	6/1/39	1,250	1,620
	Suncor Energy Inc.	4.000%	11/15/47	13,700	14,171
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	20,000	20,350
	Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,100	1,148
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,789	1,849
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	7,693	8,193
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	4,810	5,495
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	8,185	8,594
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	10,790	11,033
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	10,355	10,640
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,075	965
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	7,978	7,789
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	15,877	15,401
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	10,645	10,392
	TC PipeLines LP	3.900%	5/25/27	6,500	6,894
	TechnipFMC plc	3.450%	10/1/22	5,322	5,350
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,841
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,520	5,816
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,792	2,330
[6]	Texas Eastern Transmission LP	2.800%	10/15/22	165	168
	Texas Eastern Transmission LP	7.000%	7/15/32	5,860	7,686
	Tosco Corp.	8.125%	2/15/30	1,150	1,671
	Total Capital Canada Ltd.	2.750%	7/15/23	25,840	27,380
	Total Capital International SA	2.218%	7/12/21	9,000	9,150
	Total Capital International SA	2.875%	2/17/22	6,865	7,114
	Total Capital International SA	2.700%	1/25/23	11,450	12,054
	Total Capital International SA	3.700%	1/15/24	25,266	27,739
	Total Capital International SA	3.750%	4/10/24	3,690	4,065
	Total Capital International SA	2.434%	1/10/25	9,500	10,061
	Total Capital International SA	3.455%	2/19/29	16,650	18,816
	Total Capital International SA	2.829%	1/10/30	18,966	20,558
	Total Capital International SA	2.986%	6/29/41	5,000	5,093
	Total Capital International SA	3.461%	7/12/49	9,550	10,298
	Total Capital International SA	3.127%	5/29/50	22,000	22,482
	Total Capital International SA	3.386%	6/29/60	2,000	2,044
	Total Capital SA	4.250%	12/15/21	150	158
	Total Capital SA	3.883%	10/11/28	8,495	9,854
	TransCanada PipeLines Ltd.	2.500%	8/1/22	16,087	16,383
	TransCanada PipeLines Ltd.	3.750%	10/16/23	4,607	4,962
	TransCanada PipeLines Ltd.	4.875%	1/15/26	19,932	23,481
	TransCanada PipeLines Ltd.	4.250%	5/15/28	13,050	14,926
	TransCanada PipeLines Ltd.	4.100%	4/15/30	18,802	21,333
	TransCanada PipeLines Ltd.	4.625%	3/1/34	17,825	20,674
	TransCanada PipeLines Ltd.	5.600%	3/31/34	2,755	3,144
	TransCanada PipeLines Ltd.	5.850%	3/15/36	15,515	20,298
	TransCanada PipeLines Ltd.	6.200%	10/15/37	20,096	26,759
	TransCanada PipeLines Ltd.	4.750%	5/15/38	18,550	21,783
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,575	2,397
	TransCanada PipeLines Ltd.	6.100%	6/1/40	10,310	13,511
	TransCanada PipeLines Ltd.	5.000%	10/16/43	21,125	25,182
	TransCanada PipeLines Ltd.	4.875%	5/15/48	23,622	29,277
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,523	9,722
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,766	6,361
[6]	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	7,350	7,811

106

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,318	1,581
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	3,823	4,154
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	4,350	4,924
[6]	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	9,950	10,707
	Valero Energy Corp.	2.700%	4/15/23	14,000	14,524
	Valero Energy Corp.	3.650%	3/15/25	3,905	4,244
	Valero Energy Corp.	2.850%	4/15/25	8,050	8,486
	Valero Energy Corp.	3.400%	9/15/26	16,229	17,705
	Valero Energy Corp.	4.350%	6/1/28	19,462	21,949
	Valero Energy Corp.	4.000%	4/1/29	13,738	15,287
	Valero Energy Corp.	7.500%	4/15/32	9,216	12,775
	Valero Energy Corp.	6.625%	6/15/37	16,013	21,188
	Valero Energy Corp.	4.900%	3/15/45	8,150	9,459
	Valero Energy Partners LP	4.375%	12/15/26	6,112	6,920
	Valero Energy Partners LP	4.500%	3/15/28	5,900	6,774
	Williams Cos. Inc.	4.000%	11/15/21	9,199	9,329
	Williams Cos. Inc.	3.600%	3/15/22	14,920	15,498
	Williams Cos. Inc.	3.350%	8/15/22	10,525	10,959
	Williams Cos. Inc.	3.700%	1/15/23	14,125	14,902
	Williams Cos. Inc.	4.500%	11/15/23	5,800	6,342
	Williams Cos. Inc.	4.300%	3/4/24	15,533	16,931
	Williams Cos. Inc.	4.550%	6/24/24	26,513	29,330
	Williams Cos. Inc.	3.900%	1/15/25	16,526	18,034
	Williams Cos. Inc.	4.000%	9/15/25	8,525	9,441
	Williams Cos. Inc.	3.750%	6/15/27	15,000	16,000
	Williams Cos. Inc.	3.500%	11/15/30	12,950	13,715
	Williams Cos. Inc.	7.500%	1/15/31	550	709
	Williams Cos. Inc.	6.300%	4/15/40	4,730	5,676
	Williams Cos. Inc.	5.800%	11/15/43	14,805	16,858
	Williams Cos. Inc.	5.400%	3/4/44	8,300	9,057
	Williams Cos. Inc.	5.750%	6/24/44	13,142	15,113
	Williams Cos. Inc.	4.900%	1/15/45	5,975	6,460
	Williams Cos. Inc.	5.100%	9/15/45	18,875	20,597
	Williams Cos. Inc.	4.850%	3/1/48	9,675	10,703
	Other Industrial (0.2%)
[4]	American University	3.672%	4/1/49	4,750	5,168
[4]	Boston University	4.061%	10/1/48	3,555	4,550
	California Institute of Technology	4.321%	8/1/45	475	603
	California Institute of Technology	4.700%	11/1/11	10,890	15,487
	California Institute of Technology	3.650%	9/1/19	2,950	3,260
	CBRE Services Inc.	5.250%	3/15/25	5,043	5,671
	CBRE Services Inc.	4.875%	3/1/26	14,015	15,907
	Cintas Corp. No. 2	2.900%	4/1/22	5,325	5,534
	Cintas Corp. No. 2	3.250%	6/1/22	4,915	5,147
	Cintas Corp. No. 2	3.700%	4/1/27	11,705	13,231
[4]	Duke University	2.682%	10/1/44	4,680	4,911
[4]	Duke University	2.832%	10/1/55	11,370	11,995
	Emory University	2.143%	9/1/30	9,500	9,829
	Emory University	2.969%	9/1/50	2,000	2,146
	Fluor Corp.	3.500%	12/15/24	9,169	7,805
	Georgetown University	4.315%	4/1/49	3,900	4,940
	Georgetown University	2.943%	4/1/50	5,555	5,552
	Georgetown University	5.215%	10/1/18	3,412	4,692
[4]	Johns Hopkins University	4.083%	7/1/53	4,225	5,217
[4]	Johns Hopkins University	2.813%	1/1/60	4,850	4,939
	Leland Stanford Junior University	3.647%	5/1/48	28,459	35,455
	Leland Stanford Junior University	2.413%	6/1/50	1,000	1,030
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	7,875	9,681
	Massachusetts Institute of Technology	2.989%	7/1/50	4,600	5,171
	Massachusetts Institute of Technology	5.600%	7/1/11	9,921	17,509
	Massachusetts Institute of Technology	4.678%	7/1/14	10,899	16,401
	Massachusetts Institute of Technology	3.885%	7/1/16	6,190	7,663
[4]	Northwestern University	4.643%	12/1/44	6,125	8,179

107

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Northwestern University	3.662%	12/1/57	4,294	5,330
	President & Fellows of Harvard College	3.619%	10/1/37	2,500	3,037
[6]	President & Fellows of Harvard College	6.500%	1/15/39	100	164
	President & Fellows of Harvard College	4.875%	10/15/40	6,100	8,543
	President & Fellows of Harvard College	3.150%	7/15/46	7,552	8,746
	President & Fellows of Harvard College	2.517%	10/15/50	8,300	8,626
	President & Fellows of Harvard College	3.300%	7/15/56	2,760	3,368
	Steelcase Inc.	5.125%	1/18/29	4,815	5,105
[4]	Trustees of Boston College	3.129%	7/1/52	4,560	5,189
[4]	University of Chicago	2.761%	4/1/45	4,469	4,613
[4]	University of Chicago	4.003%	10/1/53	6,610	8,432
[4]	University of Notre Dame du Lac	3.438%	2/15/45	8,025	9,478
	University of Notre Dame du Lac	3.394%	2/15/48	4,825	5,655
	University of Pennsylvania	4.674%	9/1/12	10,175	14,756
	University of Pennsylvania	3.610%	2/15/19	2,810	3,255
[4]	University of Southern California	3.028%	10/1/39	9,125	10,034
[4]	University of Southern California	3.841%	10/1/47	13,625	17,111
	University of Southern California	2.805%	10/1/50	3,975	4,166
	University of Southern California	5.250%	10/1/11	3,325	5,499
	University of Southern California	3.226%	10/1/20	1,015	1,059
[4]	William Marsh Rice University	3.574%	5/15/45	15,185	17,682
	Yale University	0.873%	4/15/25	5,350	5,374
	Yale University	1.482%	4/15/30	7,075	7,136
	Yale University	2.402%	4/15/50	6,450	6,623
	Technology (2.6%)
	Adobe Inc.	1.700%	2/1/23	4,000	4,144
	Adobe Inc.	1.900%	2/1/25	1,200	1,265
	Adobe Inc.	3.250%	2/1/25	14,441	16,082
	Adobe Inc.	2.150%	2/1/27	10,845	11,616
	Adobe Inc.	2.300%	2/1/30	16,500	17,758
	Alphabet Inc.	3.375%	2/25/24	4,150	4,572
	Alphabet Inc.	1.998%	8/15/26	3,522	3,782
	Altera Corp.	4.100%	11/15/23	7,296	8,166
	Amdocs Ltd.	2.538%	6/15/30	9,000	8,903
	Analog Devices Inc.	2.500%	12/5/21	5,575	5,713
	Analog Devices Inc.	2.875%	6/1/23	14,050	14,769
	Analog Devices Inc.	3.125%	12/5/23	10,798	11,602
	Analog Devices Inc.	2.950%	4/1/25	3,200	3,467
	Analog Devices Inc.	3.900%	12/15/25	1,664	1,890
	Analog Devices Inc.	3.500%	12/5/26	11,665	13,080
	Analog Devices Inc.	5.300%	12/15/45	850	1,155
	Apple Inc.	2.850%	5/6/21	8,609	8,798
	Apple Inc.	1.550%	8/4/21	28,391	28,752
	Apple Inc.	2.150%	2/9/22	30,674	31,555
	Apple Inc.	2.500%	2/9/22	19,295	19,932
	Apple Inc.	2.300%	5/11/22	23,795	24,609
	Apple Inc.	2.700%	5/13/22	27,409	28,574
	Apple Inc.	2.100%	9/12/22	5,315	5,511
	Apple Inc.	2.400%	1/13/23	17,271	18,120
	Apple Inc.	2.850%	2/23/23	20,195	21,445
	Apple Inc.	2.400%	5/3/23	62,013	65,551
	Apple Inc.	0.750%	5/11/23	22,600	22,819
	Apple Inc.	3.000%	2/9/24	3,502	3,788
	Apple Inc.	3.450%	5/6/24	18,332	20,256
	Apple Inc.	2.850%	5/11/24	25,282	27,213
	Apple Inc.	1.800%	9/11/24	5,273	5,511
	Apple Inc.	2.750%	1/13/25	21,063	22,893
	Apple Inc.	2.500%	2/9/25	23,928	25,847
	Apple Inc.	1.125%	5/11/25	27,000	27,527
	Apple Inc.	3.200%	5/13/25	25,318	28,274
	Apple Inc.	3.250%	2/23/26	23,445	26,321
	Apple Inc.	2.450%	8/4/26	46,033	49,904
	Apple Inc.	2.050%	9/11/26	11,650	12,410

108

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.350%	2/9/27	32,677	37,047
	Apple Inc.	3.200%	5/11/27	41,239	46,703
	Apple Inc.	2.900%	9/12/27	45,677	51,055
	Apple Inc.	3.000%	11/13/27	6,482	7,276
	Apple Inc.	2.200%	9/11/29	24,470	26,155
	Apple Inc.	1.650%	5/11/30	23,000	23,602
	Apple Inc.	4.500%	2/23/36	14,791	19,518
	Apple Inc.	3.850%	5/4/43	36,844	45,485
	Apple Inc.	4.450%	5/6/44	5,567	7,421
	Apple Inc.	3.450%	2/9/45	26,856	31,117
	Apple Inc.	4.375%	5/13/45	22,900	30,246
	Apple Inc.	4.650%	2/23/46	43,026	58,740
	Apple Inc.	3.850%	8/4/46	28,455	35,399
	Apple Inc.	4.250%	2/9/47	12,575	16,345
	Apple Inc.	3.750%	9/12/47	16,665	19,960
	Apple Inc.	3.750%	11/13/47	11,855	14,398
	Apple Inc.	2.950%	9/11/49	30,623	33,324
	Apple Inc.	2.650%	5/11/50	40,135	41,474
	Applied Materials Inc.	3.900%	10/1/25	8,000	9,182
	Applied Materials Inc.	3.300%	4/1/27	13,350	15,226
	Applied Materials Inc.	1.750%	6/1/30	9,000	9,162
	Applied Materials Inc.	5.100%	10/1/35	7,503	10,377
	Applied Materials Inc.	5.850%	6/15/41	7,766	11,351
	Applied Materials Inc.	4.350%	4/1/47	11,425	14,735
	Applied Materials Inc.	2.750%	6/1/50	10,135	10,357
	Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,468
	Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,297
	Arrow Electronics Inc.	3.250%	9/8/24	9,054	9,609
	Arrow Electronics Inc.	4.000%	4/1/25	4,487	4,843
	Arrow Electronics Inc.	3.875%	1/12/28	6,300	6,601
	Autodesk Inc.	3.600%	12/15/22	1,725	1,818
	Autodesk Inc.	4.375%	6/15/25	3,463	3,890
	Autodesk Inc.	3.500%	6/15/27	11,610	13,115
	Autodesk Inc.	2.850%	1/15/30	6,100	6,720
	Avnet Inc.	3.750%	12/1/21	2,000	2,052
	Avnet Inc.	4.875%	12/1/22	6,870	7,314
	Avnet Inc.	4.625%	4/15/26	5,855	6,608
	Baidu Inc.	2.875%	7/6/22	10,200	10,441
	Baidu Inc.	3.500%	11/28/22	8,525	8,886
	Baidu Inc.	3.875%	9/29/23	10,550	11,220
	Baidu Inc.	4.375%	5/14/24	9,100	9,902
	Baidu Inc.	3.075%	4/7/25	6,000	6,287
	Baidu Inc.	3.625%	7/6/27	8,950	9,625
	Baidu Inc.	4.375%	3/29/28	5,900	6,640
	Baidu Inc.	4.875%	11/14/28	7,400	8,691
	Baidu Inc.	3.425%	4/7/30	5,675	6,098
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	17,100	17,705
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	29,140	31,346
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	7,750	8,231
[6]	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.459%	9/15/26	40,105	43,048
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	60,077	64,951
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	16,365	17,292
[6]	Broadcom Inc.	3.125%	10/15/22	16,000	16,679
[6]	Broadcom Inc.	2.250%	11/15/23	12,000	12,384
[6]	Broadcom Inc.	3.625%	10/15/24	17,373	18,878
[6]	Broadcom Inc.	4.700%	4/15/25	20,275	22,827
[6]	Broadcom Inc.	3.150%	11/15/25	27,000	28,694
[6]	Broadcom Inc.	4.250%	4/15/26	31,550	35,134
[6]	Broadcom Inc.	4.110%	9/15/28	25,246	27,612
[6]	Broadcom Inc.	4.750%	4/15/29	37,000	41,986
[6]	Broadcom Inc.	5.000%	4/15/30	27,390	31,506
[6]	Broadcom Inc.	4.150%	11/15/30	33,000	35,879
[6]	Broadcom Inc.	4.300%	11/15/32	24,100	26,606
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,650	5,126

109

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	5,381	5,727
	CA Inc.	4.700%	3/15/27	1,000	1,102
	Cadence Design Systems Inc.	4.375%	10/15/24	3,992	4,451
	Cisco Systems Inc.	1.850%	9/20/21	9,575	9,745
	Cisco Systems Inc.	3.000%	6/15/22	557	587
	Cisco Systems Inc.	2.600%	2/28/23	2,650	2,791
	Cisco Systems Inc.	2.200%	9/20/23	11,000	11,594
	Cisco Systems Inc.	3.625%	3/4/24	12,903	14,405
	Cisco Systems Inc.	3.500%	6/15/25	3,547	4,051
	Cisco Systems Inc.	2.950%	2/28/26	6,255	7,041
	Cisco Systems Inc.	2.500%	9/20/26	5,975	6,602
	Cisco Systems Inc.	5.900%	2/15/39	17,191	25,577
	Cisco Systems Inc.	5.500%	1/15/40	30,237	44,249
	Citrix Systems Inc.	4.500%	12/1/27	6,300	7,229
	Citrix Systems Inc.	3.300%	3/1/30	6,100	6,514
	Corning Inc.	2.900%	5/15/22	5,575	5,763
	Corning Inc.	4.700%	3/15/37	5,511	6,493
	Corning Inc.	5.750%	8/15/40	10,331	13,432
	Corning Inc.	4.750%	3/15/42	5,800	6,958
	Corning Inc.	5.350%	11/15/48	4,143	5,493
	Corning Inc.	4.375%	11/15/57	6,555	7,490
	Corning Inc.	5.850%	11/15/68	2,045	2,619
	Corning Inc.	5.450%	11/15/79	3,875	4,631
[6]	Dell International LLC / EMC Corp.	4.420%	6/15/21	48,224	49,506
[6]	Dell International LLC / EMC Corp.	5.450%	6/15/23	40,075	43,826
[6]	Dell International LLC / EMC Corp.	4.000%	7/15/24	12,450	13,378
[6]	Dell International LLC / EMC Corp.	5.850%	7/15/25	12,742	14,657
[6]	Dell International LLC / EMC Corp.	6.020%	6/15/26	57,530	65,733
[6]	Dell International LLC / EMC Corp.	4.900%	10/1/26	10,000	10,990
[6]	Dell International LLC / EMC Corp.	6.100%	7/15/27	6,049	6,985
[6]	Dell International LLC / EMC Corp.	5.300%	10/1/29	7,530	8,273
[6]	Dell International LLC / EMC Corp.	6.200%	7/15/30	11,800	13,736
[6]	Dell International LLC / EMC Corp.	8.100%	7/15/36	19,425	25,140
[6]	Dell International LLC / EMC Corp.	8.350%	7/15/46	25,850	34,148
	DXC Technology Co.	4.000%	4/15/23	6,040	6,318
	DXC Technology Co.	4.250%	4/15/24	17,826	19,218
	DXC Technology Co.	4.125%	4/15/25	4,000	4,265
	DXC Technology Co.	4.750%	4/15/27	2,600	2,801
	Equifax Inc.	2.300%	6/1/21	10,450	10,600
	Equifax Inc.	3.600%	8/15/21	1,550	1,598
	Equifax Inc.	3.300%	12/15/22	2,450	2,583
	Equifax Inc.	3.950%	6/15/23	3,180	3,447
	Equifax Inc.	2.600%	12/1/24	4,475	4,736
	Equifax Inc.	2.600%	12/15/25	5,030	5,352
	Equifax Inc.	3.100%	5/15/30	8,150	8,672
	Equinix Inc.	2.625%	11/18/24	12,950	13,786
	Equinix Inc.	1.250%	7/15/25	6,000	5,998
	Equinix Inc.	2.900%	11/18/26	8,000	8,605
	Equinix Inc.	5.375%	5/15/27	115	125
	Equinix Inc.	1.800%	7/15/27	6,000	5,991
	Equinix Inc.	3.200%	11/18/29	12,658	13,727
	Equinix Inc.	2.150%	7/15/30	15,000	14,835
	Equinix Inc.	3.000%	7/15/50	6,000	5,843
	Fidelity National Information Services Inc.	3.500%	4/15/23	10,511	11,261
	Fidelity National Information Services Inc.	3.875%	6/5/24	4,543	5,015
	Fidelity National Information Services Inc.	5.000%	10/15/25	850	1,018
	Fidelity National Information Services Inc.	3.000%	8/15/26	27,846	30,846
	Fidelity National Information Services Inc.	4.250%	5/15/28	463	547
	Fidelity National Information Services Inc.	3.750%	5/21/29	8,348	9,761
	Fidelity National Information Services Inc.	4.500%	8/15/46	871	1,074
	Fiserv Inc.	4.750%	6/15/21	550	572
	Fiserv Inc.	3.500%	10/1/22	9,617	10,170
	Fiserv Inc.	3.800%	10/1/23	15,402	16,820
	Fiserv Inc.	2.750%	7/1/24	25,812	27,523ii

110

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fiserv Inc.	3.850%	6/1/25	29,587	33,401
Fiserv Inc.	3.200%	7/1/26	18,325	20,274
Fiserv Inc.	2.250%	6/1/27	14,145	14,808
Fiserv Inc.	4.200%	10/1/28	6,685	7,852
Fiserv Inc.	3.500%	7/1/29	39,180	44,036
Fiserv Inc.	2.650%	6/1/30	17,600	18,586
Fiserv Inc.	4.400%	7/1/49	31,687	38,325
Flex Ltd.	5.000%	2/15/23	8,320	8,961
Flex Ltd.	4.875%	6/15/29	8,300	9,098
Global Payments Inc.	3.800%	4/1/21	16,804	17,103
Global Payments Inc.	3.750%	6/1/23	4,838	5,188
Global Payments Inc.	4.000%	6/1/23	7,638	8,259
Global Payments Inc.	2.650%	2/15/25	24,459	25,960
Global Payments Inc.	4.800%	4/1/26	8,260	9,654
Global Payments Inc.	4.450%	6/1/28	6,895	8,002
Global Payments Inc.	3.200%	8/15/29	25,711	27,526
Global Payments Inc.	2.900%	5/15/30	9,395	9,819
Global Payments Inc.	4.150%	8/15/49	19,347	22,217
Hewlett Packard Enterprise Co.	3.600%	10/15/20	91,517	92,088
Hewlett Packard Enterprise Co.	3.500%	10/5/21	4,350	4,488
Hewlett Packard Enterprise Co.	4.400%	10/15/22	23,200	24,836
Hewlett Packard Enterprise Co.	2.250%	4/1/23	6,100	6,265
Hewlett Packard Enterprise Co.	4.450%	10/2/23	15,000	16,400
Hewlett Packard Enterprise Co.	4.650%	10/1/24	7,379	8,268
Hewlett Packard Enterprise Co.	4.900%	10/15/25	29,125	33,622
Hewlett Packard Enterprise Co.	6.200%	10/15/35	15,943	19,850
Hewlett Packard Enterprise Co.	6.350%	10/15/45	17,738	21,747
HP Inc.	4.050%	9/15/22	1,975	2,115
HP Inc.	2.200%	6/17/25	15,000	15,452
HP Inc.	3.000%	6/17/27	18,000	18,866
HP Inc.	3.400%	6/17/30	18,000	18,472
HP Inc.	6.000%	9/15/41	9,954	11,728
IBM Credit LLC	3.600%	11/30/21	10,645	11,125
IBM Credit LLC	2.200%	9/8/22	8,890	9,206
IBM Credit LLC	3.000%	2/6/23	10,510	11,165
Intel Corp.	3.300%	10/1/21	25,067	26,006
Intel Corp.	3.100%	7/29/22	16,821	17,785
Intel Corp.	2.700%	12/15/22	27,912	29,526
Intel Corp.	2.875%	5/11/24	14,690	15,900
Intel Corp.	3.400%	3/25/25	17,550	19,678
Intel Corp.	3.700%	7/29/25	30,142	34,297
Intel Corp.	2.600%	5/19/26	12,252	13,356
Intel Corp.	3.750%	3/25/27	8,200	9,515
Intel Corp.	2.450%	11/15/29	23,600	25,482
Intel Corp.	3.900%	3/25/30	22,275	26,960
Intel Corp.	4.000%	12/15/32	11,545	14,283
Intel Corp.	4.600%	3/25/40	5,700	7,527
Intel Corp.	4.800%	10/1/41	16,734	22,577
Intel Corp.	4.250%	12/15/42	8,000	10,172
Intel Corp.	4.900%	7/29/45	3,213	4,475
Intel Corp.	4.100%	5/19/46	15,547	19,612
Intel Corp.	4.100%	5/11/47	13,461	16,896
Intel Corp.	3.734%	12/8/47	41,309	49,688
Intel Corp.	3.250%	11/15/49	17,650	19,750
Intel Corp.	4.750%	3/25/50	31,210	43,950
Intel Corp.	3.100%	2/15/60	9,100	10,017
Intel Corp.	4.950%	3/25/60	7,810	11,447
International Business Machines Corp.	2.500%	1/27/22	11,060	11,416
International Business Machines Corp.	2.850%	5/13/22	44,600	46,648
International Business Machines Corp.	1.875%	8/1/22	16,208	16,656
International Business Machines Corp.	2.875%	11/9/22	23,085	24,325
International Business Machines Corp.	3.375%	8/1/23	25,440	27,549
International Business Machines Corp.	3.625%	2/12/24	23,475	25,838
International Business Machines Corp.	3.000%	5/15/24	37,650	40,699

111

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	7.000%	10/30/25	6,765	8,931
	International Business Machines Corp.	3.450%	2/19/26	4,567	5,141
	International Business Machines Corp.	3.300%	5/15/26	53,000	59,592
	International Business Machines Corp.	3.300%	1/27/27	1,500	1,678
	International Business Machines Corp.	1.700%	5/15/27	7,500	7,656
	International Business Machines Corp.	6.220%	8/1/27	5,550	7,327
	International Business Machines Corp.	6.500%	1/15/28	1,520	2,025
	International Business Machines Corp.	3.500%	5/15/29	33,300	38,347
	International Business Machines Corp.	1.950%	5/15/30	26,080	26,573
	International Business Machines Corp.	5.875%	11/29/32	6,448	9,164
	International Business Machines Corp.	4.150%	5/15/39	26,500	32,085
	International Business Machines Corp.	5.600%	11/30/39	4,685	6,635
	International Business Machines Corp.	2.850%	5/15/40	21,000	21,734
	International Business Machines Corp.	4.000%	6/20/42	22,410	26,887
	International Business Machines Corp.	4.250%	5/15/49	36,840	45,933
	International Business Machines Corp.	2.950%	5/15/50	20,640	21,186
	Intuit Inc.	0.650%	7/15/23	3,000	3,005
	Intuit Inc.	0.950%	7/15/25	6,500	6,512
	Intuit Inc.	1.350%	7/15/27	6,500	6,524
	Intuit Inc.	1.650%	7/15/30	6,500	6,508
	Jabil Inc.	4.700%	9/15/22	1,410	1,498
	Jabil Inc.	3.950%	1/12/28	6,385	6,879
	Jabil Inc.	3.600%	1/15/30	8,420	8,823
	Juniper Networks Inc.	4.500%	3/15/24	3,000	3,326
	Juniper Networks Inc.	4.350%	6/15/25	11,425	12,791
	Juniper Networks Inc.	3.750%	8/15/29	9,065	10,097
	Juniper Networks Inc.	5.950%	3/15/41	6,201	7,659
	Keysight Technologies Inc.	4.550%	10/30/24	12,557	14,006
	Keysight Technologies Inc.	4.600%	4/6/27	7,300	8,563
	Keysight Technologies Inc.	3.000%	10/30/29	2,150	2,324
	KLA Corp.	4.650%	11/1/24	17,405	19,949
	KLA Corp.	4.100%	3/15/29	18,510	21,801
	KLA Corp.	5.000%	3/15/49	5,310	7,003
	KLA Corp.	3.300%	3/1/50	3,050	3,144
	Lam Research Corp.	3.800%	3/15/25	5,504	6,188
	Lam Research Corp.	3.750%	3/15/26	12,925	14,809
	Lam Research Corp.	4.000%	3/15/29	11,150	13,231
	Lam Research Corp.	1.900%	6/15/30	10,000	10,197
	Lam Research Corp.	4.875%	3/15/49	11,440	15,729
	Lam Research Corp.	2.875%	6/15/50	9,000	9,257
	Lam Research Corp.	3.125%	6/15/60	4,000	4,215
[6]	Leidos Inc.	2.950%	5/15/23	7,400	7,705
[6]	Leidos Inc.	3.625%	5/15/25	6,300	6,859
[6]	Leidos Inc.	4.375%	5/15/30	11,000	12,375
	Marvell Technology Group Ltd.	4.200%	6/22/23	6,500	6,947
	Marvell Technology Group Ltd.	4.875%	6/22/28	5,625	6,750
	Maxim Integrated Products Inc.	3.375%	3/15/23	5,200	5,456
	Maxim Integrated Products Inc.	3.450%	6/15/27	5,400	5,884
	Microchip Technology Inc.	4.333%	6/1/23	6,400	6,909
	Micron Technology Inc.	4.640%	2/6/24	4,800	5,292
	Micron Technology Inc.	4.975%	2/6/26	4,239	4,870
	Micron Technology Inc.	4.185%	2/15/27	10,930	12,242
	Micron Technology Inc.	5.327%	2/6/29	9,425	11,275
	Micron Technology Inc.	4.663%	2/15/30	4,300	5,004
	Microsoft Corp.	2.000%	11/3/20	52,013	52,242
	Microsoft Corp.	1.550%	8/8/21	45,645	46,275
	Microsoft Corp.	2.400%	2/6/22	33,586	34,657
	Microsoft Corp.	2.375%	2/12/22	20,086	20,746
	Microsoft Corp.	2.650%	11/3/22	14,030	14,762
	Microsoft Corp.	2.125%	11/15/22	489	509
	Microsoft Corp.	2.375%	5/1/23	6,676	7,039
	Microsoft Corp.	2.000%	8/8/23	23,722	24,826
	Microsoft Corp.	3.625%	12/15/23	2,200	2,422
	Microsoft Corp.	2.875%	2/6/24	27,700	29,897

112

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	2.700%	2/12/25	15,339	16,728
	Microsoft Corp.	3.125%	11/3/25	33,517	37,463
	Microsoft Corp.	2.400%	8/8/26	52,469	57,223
	Microsoft Corp.	3.300%	2/6/27	44,515	50,842
	Microsoft Corp.	3.500%	2/12/35	14,743	17,933
	Microsoft Corp.	4.200%	11/3/35	7,039	9,133
	Microsoft Corp.	3.450%	8/8/36	15,706	18,917
	Microsoft Corp.	4.100%	2/6/37	27,550	35,503
	Microsoft Corp.	3.500%	11/15/42	31,796	37,991
	Microsoft Corp.	4.450%	11/3/45	35,847	49,339
	Microsoft Corp.	3.700%	8/8/46	60,687	75,885
	Microsoft Corp.	4.250%	2/6/47	17,800	24,171
	Microsoft Corp.	2.525%	6/1/50	86,621	89,479
	Microsoft Corp.	4.000%	2/12/55	17,306	22,155
	Microsoft Corp.	3.950%	8/8/56	13,596	17,461
	Microsoft Corp.	2.675%	6/1/60	53,791	56,133
	Motorola Solutions Inc.	3.750%	5/15/22	4,963	5,217
	Motorola Solutions Inc.	3.500%	3/1/23	7,265	7,694
	Motorola Solutions Inc.	4.000%	9/1/24	7,035	7,753
	Motorola Solutions Inc.	4.600%	2/23/28	8,750	9,948
	Motorola Solutions Inc.	4.600%	5/23/29	700	808
	Motorola Solutions Inc.	5.500%	9/1/44	4,850	5,475
	NetApp Inc.	3.300%	9/29/24	4,550	4,867
	NetApp Inc.	1.875%	6/22/25	6,000	6,084
	NetApp Inc.	2.375%	6/22/27	6,000	6,078
	NetApp Inc.	2.700%	6/22/30	8,000	8,019
	NVIDIA Corp.	2.200%	9/16/21	12,600	12,849
	NVIDIA Corp.	3.200%	9/16/26	11,943	13,525
	NVIDIA Corp.	2.850%	4/1/30	19,800	22,007
	NVIDIA Corp.	3.500%	4/1/40	11,900	13,857
	NVIDIA Corp.	3.500%	4/1/50	23,830	27,185
	NVIDIA Corp.	3.700%	4/1/60	6,880	8,062
[6]	NXP BV / NXP Funding LLC	4.875%	3/1/24	10,000	11,196
[6]	NXP BV / NXP Funding LLC	5.350%	3/1/26	3,100	3,667
[6]	NXP BV / NXP Funding LLC	5.550%	12/1/28	4,000	4,874
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.700%	5/1/25	4,428	4,635
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	5,000	5,570
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/27	5,800	6,116
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	10,550	11,943
[6]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	15,600	16,777
	Oracle Corp.	2.800%	7/8/21	6,643	6,811
	Oracle Corp.	1.900%	9/15/21	64,138	65,223
	Oracle Corp.	2.500%	5/15/22	20,153	20,836
	Oracle Corp.	2.500%	10/15/22	13,769	14,393
	Oracle Corp.	2.625%	2/15/23	12,661	13,307
	Oracle Corp.	2.400%	9/15/23	28,266	29,718
	Oracle Corp.	3.400%	7/8/24	31,585	34,565
	Oracle Corp.	2.950%	11/15/24	32,520	35,278
	Oracle Corp.	2.500%	4/1/25	53,451	57,303
	Oracle Corp.	2.950%	5/15/25	27,732	30,188
	Oracle Corp.	2.650%	7/15/26	72,448	78,137
	Oracle Corp.	2.800%	4/1/27	28,565	31,132
	Oracle Corp.	3.250%	11/15/27	5,533	6,206
	Oracle Corp.	2.950%	4/1/30	42,000	46,758
	Oracle Corp.	3.250%	5/15/30	5,670	6,424
	Oracle Corp.	4.300%	7/8/34	23,257	28,981
	Oracle Corp.	3.900%	5/15/35	7,347	8,869
	Oracle Corp.	3.850%	7/15/36	23,705	27,708
	Oracle Corp.	3.800%	11/15/37	21,474	25,113
	Oracle Corp.	6.125%	7/8/39	5,100	7,535
	Oracle Corp.	3.600%	4/1/40	40,920	46,173
	Oracle Corp.	5.375%	7/15/40	29,336	40,606
	Oracle Corp.	4.500%	7/8/44	20,438	25,524
	Oracle Corp.	4.125%	5/15/45	24,800	29,579

113

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	4.000%	7/15/46	35,760	41,945
	Oracle Corp.	4.000%	11/15/47	25,150	29,760
	Oracle Corp.	3.600%	4/1/50	53,116	59,320
	Oracle Corp.	4.375%	5/15/55	13,919	17,625
	Oracle Corp.	3.850%	4/1/60	42,810	50,102
	PayPal Holdings Inc.	2.200%	9/26/22	11,150	11,525
	PayPal Holdings Inc.	1.350%	6/1/23	7,000	7,124
	PayPal Holdings Inc.	2.400%	10/1/24	14,000	14,839
	PayPal Holdings Inc.	1.650%	6/1/25	7,000	7,242
	PayPal Holdings Inc.	2.650%	10/1/26	24,350	26,291
	PayPal Holdings Inc.	2.850%	10/1/29	23,935	25,982
	PayPal Holdings Inc.	2.300%	6/1/30	15,556	16,140
	PayPal Holdings Inc.	3.250%	6/1/50	16,895	18,369
	QUALCOMM Inc.	3.000%	5/20/22	22,625	23,642
	QUALCOMM Inc.	2.600%	1/30/23	22,275	23,355
	QUALCOMM Inc.	2.900%	5/20/24	27,320	29,437
	QUALCOMM Inc.	3.450%	5/20/25	29,897	33,345
	QUALCOMM Inc.	3.250%	5/20/27	20,526	23,226
	QUALCOMM Inc.	2.150%	5/20/30	5,550	5,772
	QUALCOMM Inc.	4.650%	5/20/35	10,476	13,957
	QUALCOMM Inc.	4.800%	5/20/45	16,242	21,082
	QUALCOMM Inc.	4.300%	5/20/47	18,365	22,849
	QUALCOMM Inc.	3.250%	5/20/50	9,000	9,749
	salesforce.com Inc.	3.250%	4/11/23	13,250	14,220
	salesforce.com Inc.	3.700%	4/11/28	18,600	21,603
	Seagate HDD Cayman	4.875%	3/1/24	6,550	7,041
	Seagate HDD Cayman	4.750%	1/1/25	6,000	6,427
	Seagate HDD Cayman	4.875%	6/1/27	3,995	4,335
[6]	Seagate HDD Cayman	4.091%	6/1/29	3,572	3,733
[6]	Seagate HDD Cayman	4.125%	1/15/31	2,750	2,884
	Seagate HDD Cayman	5.750%	12/1/34	3,075	3,394
	Texas Instruments Inc.	1.850%	5/15/22	6,700	6,869
	Texas Instruments Inc.	2.250%	5/1/23	150	157
	Texas Instruments Inc.	2.625%	5/15/24	3,550	3,813
	Texas Instruments Inc.	1.375%	3/12/25	9,605	9,861
	Texas Instruments Inc.	2.900%	11/3/27	7,983	8,930
	Texas Instruments Inc.	2.250%	9/4/29	11,450	12,134
	Texas Instruments Inc.	1.750%	5/4/30	8,850	8,990
	Texas Instruments Inc.	3.875%	3/15/39	8,950	11,059
	Texas Instruments Inc.	4.150%	5/15/48	18,094	23,331
	Trimble Inc.	4.150%	6/15/23	1,540	1,640
	Trimble Inc.	4.750%	12/1/24	7,596	8,264
	Trimble Inc.	4.900%	6/15/28	6,377	7,317
	Tyco Electronics Group SA	3.500%	2/3/22	2,300	2,400
	Tyco Electronics Group SA	3.450%	8/1/24	5,050	5,458
	Tyco Electronics Group SA	3.700%	2/15/26	1,100	1,222
	Tyco Electronics Group SA	3.125%	8/15/27	12,686	13,823
	Tyco Electronics Group SA	7.125%	10/1/37	7,700	11,733
	Verisk Analytics Inc.	5.800%	5/1/21	11,810	12,309
	Verisk Analytics Inc.	4.125%	9/12/22	6,215	6,627
	Verisk Analytics Inc.	4.000%	6/15/25	11,177	12,649
	Verisk Analytics Inc.	4.125%	3/15/29	8,160	9,559
	Verisk Analytics Inc.	5.500%	6/15/45	10,900	14,936
	Verisk Analytics Inc.	3.625%	5/15/50	7,800	8,770
	VMware Inc.	2.950%	8/21/22	18,643	19,358
	VMware Inc.	4.500%	5/15/25	20,725	22,582
	VMware Inc.	4.650%	5/15/27	4,945	5,475
	VMware Inc.	3.900%	8/21/27	24,499	25,911
	VMware Inc.	4.700%	5/15/30	9,100	10,099
	Xilinx Inc.	2.950%	6/1/24	8,225	8,826
	Xilinx Inc.	2.375%	6/1/30	9,100	9,387
	Transportation (0.7%)
[4]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	685	517

114

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,561	2,151
[4]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	2,201	1,838
[4]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	867	815
[4]	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	2,812	2,348
[4]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	2,978	2,850
[4]	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	5,574	4,462
[4]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	8,653	8,057
[4]	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	1,947	1,577
[4]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	5,081	4,618
[4]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,174	2,065
[4]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	3,271	3,046
[4]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	8,803	8,088
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	717
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	10,150	10,444
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	6,595	6,856
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	7,291	7,636
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	8,256	8,727
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	7,701	8,429
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,442	10,428
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	11,003	12,122
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	11,685	12,831
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,403	7,279
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,131	1,482
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	9,005	10,204
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,300	4,767
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	3,311	4,912
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,435	11,911
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,600	10,038
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	11,654	16,033
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,350	5,768
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,706	9,684
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	11,296	14,184
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	16,160	20,772
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,775	10,691
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	8,481	11,485
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	10,876	14,022
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	9,826	12,147
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,090	10,691
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	12,308	14,942
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	13,973	17,341
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	8,525	10,620
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	8,403	10,538
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	12,129	14,093
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	7,700	8,267
	Canadian National Railway Co.	2.850%	12/15/21	2,510	2,576
	Canadian National Railway Co.	2.950%	11/21/24	9,219	9,789
	Canadian National Railway Co.	2.750%	3/1/26	7,567	8,217
	Canadian National Railway Co.	6.900%	7/15/28	2,050	2,743
	Canadian National Railway Co.	6.250%	8/1/34	1,420	2,116
	Canadian National Railway Co.	6.200%	6/1/36	5,643	8,441
	Canadian National Railway Co.	6.375%	11/15/37	3,834	5,652
	Canadian National Railway Co.	3.200%	8/2/46	2,783	3,038
	Canadian National Railway Co.	3.650%	2/3/48	14,785	17,110
	Canadian National Railway Co.	4.450%	1/20/49	580	776
	Canadian National Railway Co.	2.450%	5/1/50	10,125	9,698
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,082
	Canadian Pacific Railway Co.	4.500%	1/15/22	5,500	5,749
	Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,740
	Canadian Pacific Railway Co.	2.900%	2/1/25	7,462	8,034
	Canadian Pacific Railway Co.	2.050%	3/5/30	9,495	9,715
	Canadian Pacific Railway Co.	7.125%	10/15/31	3,160	4,502
	Canadian Pacific Railway Co.	5.750%	3/15/33	375	481
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,492	4,567
	Canadian Pacific Railway Co.	5.950%	5/15/37	14,654	21,310

115

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	5.750%	1/15/42	13,745	19,777
	Canadian Pacific Railway Co.	4.800%	8/1/45	2,050	2,709
	Canadian Pacific Railway Co.	6.125%	9/15/15	5,233	7,982
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,292	4,906
[4]	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	2,331	2,162
[4]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,650	2,587
[4]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	5,172	4,761
[4]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	909	826
	CSX Corp.	3.700%	11/1/23	5,840	6,420
	CSX Corp.	3.400%	8/1/24	4,950	5,451
	CSX Corp.	3.350%	11/1/25	13,340	14,964
	CSX Corp.	2.600%	11/1/26	8,173	8,891
	CSX Corp.	3.250%	6/1/27	9,589	10,725
	CSX Corp.	3.800%	3/1/28	16,647	19,169
	CSX Corp.	4.250%	3/15/29	17,333	20,774
	CSX Corp.	2.400%	2/15/30	6,395	6,760
	CSX Corp.	6.000%	10/1/36	6,794	9,305
	CSX Corp.	6.150%	5/1/37	4,692	6,570
	CSX Corp.	6.220%	4/30/40	8,807	12,801
	CSX Corp.	5.500%	4/15/41	10,057	13,944
	CSX Corp.	4.750%	5/30/42	3,860	4,958
	CSX Corp.	4.400%	3/1/43	363	447
	CSX Corp.	4.100%	3/15/44	9,950	12,127
	CSX Corp.	3.800%	11/1/46	4,800	5,517
	CSX Corp.	4.300%	3/1/48	9,750	12,129
	CSX Corp.	4.750%	11/15/48	6,337	8,399
	CSX Corp.	4.500%	3/15/49	11,550	14,872
	CSX Corp.	3.350%	9/15/49	5,997	6,678
	CSX Corp.	3.800%	4/15/50	9,975	11,852
	CSX Corp.	3.950%	5/1/50	6,510	7,890
	CSX Corp.	4.500%	8/1/54	1,100	1,406
	CSX Corp.	4.250%	11/1/66	9,195	11,094
	CSX Corp.	4.650%	3/1/68	11,050	14,367
[4]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	3,331	3,200
[4]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	3,179	3,121
[4]	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	6,000	5,947
[4]	Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000%	6/10/28	9,325	8,927
	FedEx Corp.	3.400%	1/14/22	1,075	1,118
	FedEx Corp.	2.625%	8/1/22	6,865	7,147
	FedEx Corp.	4.000%	1/15/24	6,376	7,055
	FedEx Corp.	3.200%	2/1/25	7,364	7,961
	FedEx Corp.	3.800%	5/15/25	1,121	1,247
	FedEx Corp.	3.250%	4/1/26	7,585	8,230
	FedEx Corp.	3.300%	3/15/27	5,950	6,390
	FedEx Corp.	3.400%	2/15/28	7,756	8,389
	FedEx Corp.	3.100%	8/5/29	11,450	12,214
	FedEx Corp.	4.250%	5/15/30	5,758	6,571
	FedEx Corp.	4.900%	1/15/34	2,962	3,596
	FedEx Corp.	3.900%	2/1/35	8,166	8,813
	FedEx Corp.	3.875%	8/1/42	3,895	3,932
	FedEx Corp.	4.100%	4/15/43	6,520	6,669
	FedEx Corp.	5.100%	1/15/44	7,795	9,099
	FedEx Corp.	4.100%	2/1/45	3,825	3,915
	FedEx Corp.	4.750%	11/15/45	19,015	21,357
	FedEx Corp.	4.550%	4/1/46	18,569	20,018
	FedEx Corp.	4.400%	1/15/47	9,730	10,358
	FedEx Corp.	4.050%	2/15/48	14,260	14,639
	FedEx Corp.	4.950%	10/17/48	11,950	13,855
	FedEx Corp.	5.250%	5/15/50	18,050	22,086
	FedEx Corp.	4.500%	2/1/65	1,124	1,145
	JB Hunt Transport Services Inc.	3.300%	8/15/22	4,100	4,267
	JB Hunt Transport Services Inc.	3.875%	3/1/26	7,625	8,706
[4]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	11,271	10,111
	Kansas City Southern	3.000%	5/15/23	17,791	18,177

116

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kansas City Southern	2.875%	11/15/29	8,985	9,483
	Kansas City Southern	4.300%	5/15/43	5,390	6,434
	Kansas City Southern	4.950%	8/15/45	9,025	11,591
	Kansas City Southern	4.700%	5/1/48	10,942	14,053
	Kansas City Southern	3.500%	5/1/50	4,450	4,878
	Kirby Corp.	4.200%	3/1/28	13,926	14,024
	Norfolk Southern Corp.	3.250%	12/1/21	10,615	10,932
	Norfolk Southern Corp.	3.000%	4/1/22	10,673	11,092
	Norfolk Southern Corp.	2.903%	2/15/23	7,143	7,540
	Norfolk Southern Corp.	3.850%	1/15/24	2,805	3,069
	Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,763
	Norfolk Southern Corp.	3.650%	8/1/25	1,875	2,117
	Norfolk Southern Corp.	2.900%	6/15/26	3,320	3,672
	Norfolk Southern Corp.	7.800%	5/15/27	2,900	4,040
	Norfolk Southern Corp.	3.150%	6/1/27	9,370	10,440
	Norfolk Southern Corp.	3.800%	8/1/28	8,290	9,625
	Norfolk Southern Corp.	2.550%	11/1/29	9,300	9,904
	Norfolk Southern Corp.	7.050%	5/1/37	1,347	1,995
	Norfolk Southern Corp.	4.837%	10/1/41	21,941	28,138
	Norfolk Southern Corp.	3.950%	10/1/42	1,228	1,428
	Norfolk Southern Corp.	4.450%	6/15/45	6,428	8,072
	Norfolk Southern Corp.	4.650%	1/15/46	6,910	8,933
	Norfolk Southern Corp.	3.942%	11/1/47	2,050	2,445
	Norfolk Southern Corp.	4.150%	2/28/48	2,885	3,566
	Norfolk Southern Corp.	4.100%	5/15/49	4,820	5,961
	Norfolk Southern Corp.	3.400%	11/1/49	3,805	4,191
	Norfolk Southern Corp.	3.050%	5/15/50	7,900	8,172
	Norfolk Southern Corp.	4.050%	8/15/52	13,009	15,588
[6]	Norfolk Southern Corp.	3.155%	5/15/55	9,601	9,811
	Ryder System Inc.	2.250%	9/1/21	300	303
	Ryder System Inc.	2.800%	3/1/22	1,000	1,026
	Ryder System Inc.	2.875%	6/1/22	3,200	3,312
	Ryder System Inc.	2.500%	9/1/22	500	511
	Ryder System Inc.	3.400%	3/1/23	4,705	4,938
	Ryder System Inc.	3.750%	6/9/23	13,715	14,591
	Ryder System Inc.	3.650%	3/18/24	12,683	13,478
	Ryder System Inc.	2.500%	9/1/24	7,208	7,426
	Ryder System Inc.	4.625%	6/1/25	9,750	10,881
	Ryder System Inc.	2.900%	12/1/26	4,075	4,202
	Southwest Airlines Co.	2.750%	11/16/22	950	957
	Southwest Airlines Co.	4.750%	5/4/23	11,175	11,496
	Southwest Airlines Co.	5.250%	5/4/25	11,500	12,133
	Southwest Airlines Co.	3.000%	11/15/26	7,026	6,850
	Southwest Airlines Co.	5.125%	6/15/27	13,540	14,103
	Southwest Airlines Co.	3.450%	11/16/27	3,460	3,393
	Southwest Airlines Co.	2.625%	2/10/30	3,185	2,858
[4]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	633	627
[4]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,464	1,238
	Union Pacific Corp.	2.950%	3/1/22	6,250	6,499
	Union Pacific Corp.	4.163%	7/15/22	13,908	14,794
	Union Pacific Corp.	2.750%	4/15/23	2,130	2,245
	Union Pacific Corp.	3.500%	6/8/23	6,400	6,926
	Union Pacific Corp.	3.646%	2/15/24	7,799	8,519
	Union Pacific Corp.	3.150%	3/1/24	3,100	3,363
	Union Pacific Corp.	3.750%	3/15/24	2,538	2,790
	Union Pacific Corp.	3.250%	1/15/25	3,129	3,426
	Union Pacific Corp.	3.750%	7/15/25	10,000	11,332
	Union Pacific Corp.	3.250%	8/15/25	12,580	13,961
	Union Pacific Corp.	2.750%	3/1/26	15,691	17,075
	Union Pacific Corp.	2.150%	2/5/27	2,300	2,432
	Union Pacific Corp.	3.000%	4/15/27	1,200	1,325
	Union Pacific Corp.	3.950%	9/10/28	8,130	9,607
	Union Pacific Corp.	6.625%	2/1/29	100	136

117

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Union Pacific Corp.	3.700%	3/1/29	7,025	8,199
	Union Pacific Corp.	2.400%	2/5/30	6,050	6,432
	Union Pacific Corp.	3.375%	2/1/35	9,155	10,463
	Union Pacific Corp.	3.600%	9/15/37	15,400	17,032
	Union Pacific Corp.	4.375%	9/10/38	8,155	10,032
	Union Pacific Corp.	3.550%	8/15/39	250	280
	Union Pacific Corp.	4.250%	4/15/43	2,897	3,525
	Union Pacific Corp.	4.150%	1/15/45	1,550	1,880
	Union Pacific Corp.	4.050%	11/15/45	5,832	7,021
	Union Pacific Corp.	4.050%	3/1/46	3,150	3,770
	Union Pacific Corp.	3.350%	8/15/46	6,914	7,425
	Union Pacific Corp.	4.500%	9/10/48	50	65
	Union Pacific Corp.	4.300%	3/1/49	9,150	11,616
	Union Pacific Corp.	3.250%	2/5/50	36,930	40,244
	Union Pacific Corp.	3.799%	10/1/51	17,667	20,802
	Union Pacific Corp.	3.875%	2/1/55	10,475	12,581
	Union Pacific Corp.	3.950%	8/15/59	6,425	7,502
	Union Pacific Corp.	3.839%	3/20/60	15,414	18,043
	Union Pacific Corp.	4.375%	11/15/65	11,924	14,858
	Union Pacific Corp.	4.100%	9/15/67	7,581	9,080
	Union Pacific Corp.	3.750%	2/5/70	4,485	4,970
[4]	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	603	729
[4]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	2,001	1,819
[4]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	3,044	2,740
[4]	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	1,100	992
[4]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	2,940	2,647
[4]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	3,730	3,614
[4]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	3,004	2,509
[4]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	26,446	24,995
[4]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	2,452	2,029
[4]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	4,361	4,011
[4]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	9,377	8,948
[4]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	6,200	5,518
	United Parcel Service Inc.	2.350%	5/16/22	5,822	6,026
	United Parcel Service Inc.	2.450%	10/1/22	9,508	9,912
	United Parcel Service Inc.	2.500%	4/1/23	8,854	9,300
	United Parcel Service Inc.	2.800%	11/15/24	19,505	21,145
	United Parcel Service Inc.	2.400%	11/15/26	7,575	8,217
	United Parcel Service Inc.	3.050%	11/15/27	20,625	23,286
	United Parcel Service Inc.	3.400%	3/15/29	5,500	6,323
	United Parcel Service Inc.	2.500%	9/1/29	5,000	5,437
	United Parcel Service Inc.	6.200%	1/15/38	7,541	11,176
	United Parcel Service Inc.	5.200%	4/1/40	12,805	17,532
	United Parcel Service Inc.	4.875%	11/15/40	5,617	7,427
	United Parcel Service Inc.	3.625%	10/1/42	10,682	12,163
	United Parcel Service Inc.	3.400%	11/15/46	4,440	4,803
	United Parcel Service Inc.	3.750%	11/15/47	12,365	14,351
	United Parcel Service Inc.	4.250%	3/15/49	7,933	9,856
	United Parcel Service Inc.	3.400%	9/1/49	5,545	6,110
	United Parcel Service Inc.	5.300%	4/1/50	19,925	28,613
	United Parcel Service of America Inc.	7.620%	4/1/30	1,563	2,315
[4]	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	827	729
[4]	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	502	423
[4]	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	509	425
					49,340,015
Utilities (2.2%)
	Electric (2.0%)
	AEP Texas Inc.	2.400%	10/1/22	4,060	4,196
	AEP Texas Inc.	3.950%	6/1/28	12,150	13,809
	AEP Texas Inc.	2.100%	7/1/30	2,000	2,004
	AEP Texas Inc.	3.800%	10/1/47	6,500	7,339
	AEP Texas Inc.	3.450%	1/15/50	5,000	5,355
	AEP Transmission Co. LLC	3.100%	12/1/26	4,265	4,766

118

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AEP Transmission Co. LLC	4.000%	12/1/46	5,490	6,561
AEP Transmission Co. LLC	3.750%	12/1/47	6,500	7,428
AEP Transmission Co. LLC	4.250%	9/15/48	3,575	4,440
AEP Transmission Co. LLC	3.800%	6/15/49	5,000	5,906
AEP Transmission Co. LLC	3.150%	9/15/49	4,690	5,009
AEP Transmission Co. LLC	3.650%	4/1/50	6,415	7,390
Alabama Power Co.	2.450%	3/30/22	8,150	8,407
Alabama Power Co.	3.550%	12/1/23	9,021	9,899
Alabama Power Co.	6.125%	5/15/38	1,667	2,420
Alabama Power Co.	6.000%	3/1/39	2,033	2,931
Alabama Power Co.	3.850%	12/1/42	2,795	3,243
Alabama Power Co.	4.150%	8/15/44	4,750	5,675
Alabama Power Co.	3.750%	3/1/45	4,070	4,613
Alabama Power Co.	4.300%	1/2/46	20,804	25,551
Alabama Power Co.	3.700%	12/1/47	6,575	7,515
Alabama Power Co.	4.300%	7/15/48	2,615	3,238
Alabama Power Co.	3.450%	10/1/49	10,743	11,919
Ameren Corp.	2.500%	9/15/24	1,200	1,252
Ameren Corp.	3.650%	2/15/26	4,140	4,651
Ameren Corp.	3.500%	1/15/31	9,370	10,475
Ameren Illinois Co.	2.700%	9/1/22	3,576	3,710
Ameren Illinois Co.	3.250%	3/1/25	2,335	2,568
Ameren Illinois Co.	3.800%	5/15/28	6,120	7,044
Ameren Illinois Co.	4.150%	3/15/46	3,075	3,774
Ameren Illinois Co.	3.700%	12/1/47	7,215	8,353
Ameren Illinois Co.	4.500%	3/15/49	6,225	8,170
Ameren Illinois Co.	3.250%	3/15/50	1,000	1,106
American Electric Power Co. Inc.	3.650%	12/1/21	4,850	5,050
American Electric Power Co. Inc.	2.950%	12/15/22	5,481	5,748
American Electric Power Co. Inc.	3.200%	11/13/27	1,000	1,084
American Electric Power Co. Inc.	4.300%	12/1/28	10,150	11,911
American Electric Power Co. Inc.	2.300%	3/1/30	200	204
Appalachian Power Co.	3.400%	6/1/25	3,350	3,676
Appalachian Power Co.	3.300%	6/1/27	5,325	5,689
Appalachian Power Co.	7.000%	4/1/38	685	1,019
Appalachian Power Co.	4.400%	5/15/44	3,528	4,201
Appalachian Power Co.	4.450%	6/1/45	8,575	10,327
Appalachian Power Co.	4.500%	3/1/49	12,670	15,445
Appalachian Power Co.	3.700%	5/1/50	4,975	5,486
Arizona Public Service Co.	3.150%	5/15/25	5,102	5,559
Arizona Public Service Co.	2.950%	9/15/27	1,000	1,072
Arizona Public Service Co.	5.050%	9/1/41	85	109
Arizona Public Service Co.	4.500%	4/1/42	8,988	10,893
Arizona Public Service Co.	4.350%	11/15/45	1,150	1,381
Arizona Public Service Co.	3.750%	5/15/46	12,350	13,700
Arizona Public Service Co.	4.200%	8/15/48	500	592
Arizona Public Service Co.	4.250%	3/1/49	5,800	6,798
Arizona Public Service Co.	3.500%	12/1/49	3,530	3,812
Arizona Public Service Co.	3.350%	5/15/50	2,500	2,649
Avangrid Inc.	3.150%	12/1/24	8,658	9,372
Avangrid Inc.	3.800%	6/1/29	10,265	11,868
Avista Corp.	4.350%	6/1/48	4,195	5,228
Baltimore Gas & Electric Co.	3.500%	11/15/21	3,288	3,407
Baltimore Gas & Electric Co.	3.350%	7/1/23	7,030	7,505
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,790	4,035
Baltimore Gas & Electric Co.	6.350%	10/1/36	683	1,013
Baltimore Gas & Electric Co.	3.500%	8/15/46	4,162	4,637
Baltimore Gas & Electric Co.	3.750%	8/15/47	5,550	6,148
Baltimore Gas & Electric Co.	4.250%	9/15/48	2,050	2,536
Baltimore Gas & Electric Co.	3.200%	9/15/49	5,405	5,714
Baltimore Gas & Electric Co.	2.900%	6/15/50	5,000	5,065
Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,615	5,910
Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,169	8,955
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,161	7,938

119

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[6]	Berkshire Hathaway Energy Co.	4.050%	4/15/25	500	570
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	5,075	5,686
[6]	Berkshire Hathaway Energy Co.	3.700%	7/15/30	15,779	18,365
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	4,298	6,169
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	4,450	6,213
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,422	11,360
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	10,915	13,660
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	9,368	10,876
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	18,036	23,057
[6]	Berkshire Hathaway Energy Co.	4.250%	10/15/50	10,825	13,591
	Black Hills Corp.	4.250%	11/30/23	4,250	4,627
	Black Hills Corp.	3.950%	1/15/26	2,800	3,054
	Black Hills Corp.	3.150%	1/15/27	4,850	5,085
	Black Hills Corp.	3.050%	10/15/29	4,015	4,242
	Black Hills Corp.	4.350%	5/1/33	5,260	5,878
	Black Hills Corp.	4.200%	9/15/46	3,780	4,004
	Black Hills Corp.	3.875%	10/15/49	3,910	4,173
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,800	1,849
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,000	2,057
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	1,650	1,798
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	110	162
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,272	12,742
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,225	4,126
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,600	6,791
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,265	8,001
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	5,000	5,157
	CenterPoint Energy Inc.	3.600%	11/1/21	3,000	3,112
	CenterPoint Energy Inc.	2.500%	9/1/22	6,675	6,891
	CenterPoint Energy Inc.	3.850%	2/1/24	9,345	10,197
	CenterPoint Energy Inc.	2.500%	9/1/24	2,010	2,117
	CenterPoint Energy Inc.	4.250%	11/1/28	4,775	5,548
	CenterPoint Energy Inc.	2.950%	3/1/30	6,000	6,381
	CenterPoint Energy Inc.	3.700%	9/1/49	6,000	6,484
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,126	6,452
[6]	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	517
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,732	6,010
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	6,453
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	7,631
	CMS Energy Corp.	5.050%	3/15/22	1,280	1,352
	CMS Energy Corp.	3.000%	5/15/26	6,275	6,737
	CMS Energy Corp.	3.450%	8/15/27	1,710	1,872
	CMS Energy Corp.	4.875%	3/1/44	5,750	7,345
[4]	CMS Energy Corp.	4.750%	6/1/50	5,950	6,095
	Commonwealth Edison Co.	3.400%	9/1/21	5,440	5,579
	Commonwealth Edison Co.	2.550%	6/15/26	11,050	11,887
	Commonwealth Edison Co.	2.950%	8/15/27	4,700	5,149
	Commonwealth Edison Co.	3.700%	8/15/28	1,500	1,737
	Commonwealth Edison Co.	2.200%	3/1/30	2,800	2,938
	Commonwealth Edison Co.	5.900%	3/15/36	3,469	4,931
	Commonwealth Edison Co.	6.450%	1/15/38	8,098	12,135
	Commonwealth Edison Co.	3.800%	10/1/42	3,964	4,650
	Commonwealth Edison Co.	4.600%	8/15/43	5,570	7,173
	Commonwealth Edison Co.	4.700%	1/15/44	5,627	7,326
	Commonwealth Edison Co.	3.700%	3/1/45	9,850	11,469
	Commonwealth Edison Co.	4.350%	11/15/45	6,625	8,417
	Commonwealth Edison Co.	3.650%	6/15/46	12,892	15,020
	Commonwealth Edison Co.	3.750%	8/15/47	8,400	9,953
	Commonwealth Edison Co.	4.000%	3/1/48	9,890	12,104
	Commonwealth Edison Co.	4.000%	3/1/49	9,250	11,649
	Commonwealth Edison Co.	3.200%	11/15/49	5,450	6,043
	Commonwealth Edison Co.	3.000%	3/1/50	4,000	4,214
	Connecticut Light & Power Co.	2.500%	1/15/23	8,135	8,459
	Connecticut Light & Power Co.	3.200%	3/15/27	6,850	7,497
	Connecticut Light & Power Co.	4.300%	4/15/44	5,500	6,848

120

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Connecticut Light & Power Co.	4.150%	6/1/45	4,500	5,452
	Connecticut Light & Power Co.	4.000%	4/1/48	10,150	12,389
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,315	2,540
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,000	1,147
	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,350	1,579
	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	2,900	3,284
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	8,625
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,744	6,380
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,095	4,298
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	752
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,850	2,793
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10,282	14,015
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,825	10,878
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,795	3,192
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	22,038	26,843
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	13,575	16,792
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	15,010	17,166
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,750	8,942
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	10,102	12,151
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	5,654	6,699
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,197	6,626
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	3,580	4,314
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	3,975	4,612
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	7,560	9,464
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	6,478	7,430
	Consumers Energy Co.	2.850%	5/15/22	11,725	12,164
	Consumers Energy Co.	3.375%	8/15/23	7,210	7,796
	Consumers Energy Co.	3.800%	11/15/28	6,935	8,204
	Consumers Energy Co.	3.950%	5/15/43	4,343	5,244
	Consumers Energy Co.	3.250%	8/15/46	6,784	7,517
	Consumers Energy Co.	3.950%	7/15/47	3,975	4,911
	Consumers Energy Co.	4.050%	5/15/48	6,050	7,632
	Consumers Energy Co.	4.350%	4/15/49	6,890	9,171
	Consumers Energy Co.	3.100%	8/15/50	7,045	7,840
	Consumers Energy Co.	3.500%	8/1/51	16,433	19,204
	Consumers Energy Co.	2.500%	5/1/60	6,900	6,492
	Dayton Power & Light Co.	3.950%	6/15/49	1,483	1,587
	Delmarva Power & Light Co.	3.500%	11/15/23	4,805	5,201
	Delmarva Power & Light Co.	4.150%	5/15/45	7,500	9,083
	Dominion Energy Inc.	2.715%	8/15/21	3,100	3,167
	Dominion Energy Inc.	2.750%	1/15/22	6,775	7,020
	Dominion Energy Inc.	2.750%	9/15/22	600	622
	Dominion Energy Inc.	3.071%	8/15/24	3,360	3,570
	Dominion Energy Inc.	3.900%	10/1/25	8,915	10,018
	Dominion Energy Inc.	2.850%	8/15/26	3,204	3,376
	Dominion Energy Inc.	4.250%	6/1/28	4,945	5,691
	Dominion Energy Inc.	3.375%	4/1/30	24,134	26,659
	Dominion Energy Inc.	6.300%	3/15/33	6,200	8,588
	Dominion Energy Inc.	5.250%	8/1/33	1,134	1,372
	Dominion Energy Inc.	5.950%	6/15/35	3,569	4,677
	Dominion Energy Inc.	7.000%	6/15/38	4,752	6,758
	Dominion Energy Inc.	4.900%	8/1/41	10,655	13,146
	Dominion Energy Inc.	4.050%	9/15/42	7,881	8,881
	Dominion Energy Inc.	4.700%	12/1/44	3,226	4,007
	Dominion Energy Inc.	4.600%	3/15/49	6,400	8,050
[4]	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,425
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,029	8,676
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	6,260	8,959
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,345	4,621
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,160	7,905
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	5,830	8,524
	DTE Electric Co.	3.650%	3/15/24	9,250	10,151
	DTE Electric Co.	3.375%	3/1/25	7,750	8,583
	DTE Electric Co.	2.250%	3/1/30	10,317	10,842

121

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	DTE Electric Co.	2.625%	3/1/31	7,125	7,709
	DTE Electric Co.	4.000%	4/1/43	6,425	7,697
	DTE Electric Co.	3.700%	3/15/45	7,139	8,263
	DTE Electric Co.	3.700%	6/1/46	2,225	2,585
	DTE Electric Co.	3.750%	8/15/47	6,070	7,161
	DTE Electric Co.	4.050%	5/15/48	3,075	3,810
	DTE Electric Co.	3.950%	3/1/49	5,000	6,154
	DTE Electric Co.	2.950%	3/1/50	6,225	6,469
	DTE Energy Co.	2.600%	6/15/22	3,000	3,079
	DTE Energy Co.	2.250%	11/1/22	2,500	2,583
	DTE Energy Co.	3.700%	8/1/23	6,250	6,742
	DTE Energy Co.	3.850%	12/1/23	950	1,032
	DTE Energy Co.	3.500%	6/1/24	7,006	7,579
	DTE Energy Co.	2.529%	10/1/24	3,250	3,412
	DTE Energy Co.	2.850%	10/1/26	20,975	22,277
	DTE Energy Co.	3.800%	3/15/27	26,125	28,279
	DTE Energy Co.	3.400%	6/15/29	3,500	3,779
	DTE Energy Co.	2.950%	3/1/30	3,210	3,343
	DTE Energy Co.	6.375%	4/15/33	4,945	6,614
	Duke Energy Carolinas LLC	3.350%	5/15/22	1,800	1,883
	Duke Energy Carolinas LLC	2.500%	3/15/23	9,050	9,478
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,125	9,660
	Duke Energy Carolinas LLC	2.950%	12/1/26	7,598	8,427
	Duke Energy Carolinas LLC	3.950%	11/15/28	14,150	16,670
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,940	7,714
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,365	6,854
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,156	7,709
	Duke Energy Carolinas LLC	6.450%	10/15/32	4,390	6,153
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,831	15,465
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,120	10,518
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,461	6,422
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,951	12,402
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,962	7,320
	Duke Energy Carolinas LLC	4.000%	9/30/42	7,529	9,010
	Duke Energy Carolinas LLC	3.750%	6/1/45	11,135	12,941
	Duke Energy Carolinas LLC	3.875%	3/15/46	13,300	15,811
	Duke Energy Carolinas LLC	3.700%	12/1/47	9,146	10,856
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,500	1,847
	Duke Energy Carolinas LLC	3.200%	8/15/49	7,772	8,672
	Duke Energy Corp.	1.800%	9/1/21	280	284
	Duke Energy Corp.	3.550%	9/15/21	7,814	8,028
	Duke Energy Corp.	2.400%	8/15/22	10,855	11,234
	Duke Energy Corp.	3.050%	8/15/22	13,565	14,161
	Duke Energy Corp.	3.950%	10/15/23	4,750	5,188
	Duke Energy Corp.	2.650%	9/1/26	11,549	12,521
	Duke Energy Corp.	3.150%	8/15/27	16,279	18,016
	Duke Energy Corp.	3.400%	6/15/29	4,315	4,859
	Duke Energy Corp.	2.450%	6/1/30	5,000	5,216
	Duke Energy Corp.	4.800%	12/15/45	10,110	13,046
	Duke Energy Corp.	3.750%	9/1/46	21,757	24,796
	Duke Energy Corp.	3.950%	8/15/47	920	1,065
	Duke Energy Corp.	4.200%	6/15/49	7,850	9,587
	Duke Energy Florida LLC	3.100%	8/15/21	1,070	1,092
	Duke Energy Florida LLC	3.200%	1/15/27	3,300	3,682
	Duke Energy Florida LLC	3.800%	7/15/28	5,575	6,486
	Duke Energy Florida LLC	2.500%	12/1/29	15,250	16,469
	Duke Energy Florida LLC	1.750%	6/15/30	6,000	6,023
	Duke Energy Florida LLC	6.350%	9/15/37	9,995	14,919
	Duke Energy Florida LLC	6.400%	6/15/38	10,521	16,396
	Duke Energy Florida LLC	5.650%	4/1/40	1,655	2,337
	Duke Energy Florida LLC	3.850%	11/15/42	1,125	1,323
	Duke Energy Florida LLC	3.400%	10/1/46	8,635	9,722
	Duke Energy Florida LLC	4.200%	7/15/48	4,700	5,974
[4]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	2,630	2,640

122

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	4,306
	Duke Energy Indiana LLC	6.120%	10/15/35	5,798	7,758
	Duke Energy Indiana LLC	6.350%	8/15/38	9,464	13,997
	Duke Energy Indiana LLC	6.450%	4/1/39	3,425	5,100
	Duke Energy Indiana LLC	4.900%	7/15/43	3,677	4,880
	Duke Energy Indiana LLC	3.750%	5/15/46	20,670	24,182
	Duke Energy Indiana LLC	3.250%	10/1/49	4,380	4,836
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,200	1,308
	Duke Energy Ohio Inc.	3.650%	2/1/29	13,531	15,669
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,000	3,103
	Duke Energy Ohio Inc.	3.700%	6/15/46	6,775	7,891
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,100	1,409
	Duke Energy Progress LLC	3.000%	9/15/21	11,892	12,165
	Duke Energy Progress LLC	2.800%	5/15/22	3,345	3,466
	Duke Energy Progress LLC	3.375%	9/1/23	2,509	2,703
	Duke Energy Progress LLC	3.250%	8/15/25	12,150	13,500
	Duke Energy Progress LLC	3.700%	9/1/28	7,805	9,009
	Duke Energy Progress LLC	3.450%	3/15/29	10,511	12,029
	Duke Energy Progress LLC	6.300%	4/1/38	5,617	8,286
	Duke Energy Progress LLC	4.100%	5/15/42	3,621	4,344
	Duke Energy Progress LLC	4.100%	3/15/43	4,110	4,930
	Duke Energy Progress LLC	4.375%	3/30/44	14,365	17,968
	Duke Energy Progress LLC	4.150%	12/1/44	6,874	8,417
	Duke Energy Progress LLC	4.200%	8/15/45	7,477	9,275
	Duke Energy Progress LLC	3.700%	10/15/46	7,125	8,341
	Duke Energy Progress LLC	3.600%	9/15/47	7,100	8,243
	Edison International	2.400%	9/15/22	9,195	9,331
	Edison International	2.950%	3/15/23	1,100	1,125
	Edison International	3.550%	11/15/24	2,500	2,635
	Edison International	5.750%	6/15/27	1,150	1,316
	Edison International	4.125%	3/15/28	4,925	5,212
	El Paso Electric Co.	6.000%	5/15/35	2,875	3,747
	El Paso Electric Co.	5.000%	12/1/44	4,500	5,403
	Emera US Finance LP	3.550%	6/15/26	8,408	9,398
	Emera US Finance LP	4.750%	6/15/46	18,837	22,075
	Enel Americas SA	4.000%	10/25/26	4,000	4,244
	Enel Chile SA	4.875%	6/12/28	11,603	13,002
	Entergy Arkansas Inc.	3.500%	4/1/26	5,903	6,551
	Entergy Arkansas LLC	4.200%	4/1/49	4,575	5,765
	Entergy Corp.	4.000%	7/15/22	7,441	7,878
	Entergy Corp.	2.950%	9/1/26	8,671	9,490
	Entergy Corp.	2.800%	6/15/30	7,000	7,381
	Entergy Corp.	3.750%	6/15/50	7,750	8,655
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,146	4,924
	Entergy Louisiana LLC	4.050%	9/1/23	6,525	7,129
	Entergy Louisiana LLC	5.400%	11/1/24	3,775	4,468
	Entergy Louisiana LLC	2.400%	10/1/26	5,447	5,712
	Entergy Louisiana LLC	3.120%	9/1/27	6,000	6,546
	Entergy Louisiana LLC	3.250%	4/1/28	4,625	5,084
	Entergy Louisiana LLC	3.050%	6/1/31	16,039	17,555
	Entergy Louisiana LLC	4.000%	3/15/33	12,700	15,529
	Entergy Louisiana LLC	4.950%	1/15/45	12,285	13,387
	Entergy Louisiana LLC	4.200%	9/1/48	8,945	11,335
	Entergy Louisiana LLC	4.200%	4/1/50	8,850	11,183
	Entergy Louisiana LLC	2.900%	3/15/51	7,203	7,433
	Entergy Mississippi LLC	2.850%	6/1/28	11,959	12,840
	Entergy Mississippi LLC	3.850%	6/1/49	4,650	5,527
	Entergy Texas Inc.	4.500%	3/30/39	400	479
	Entergy Texas Inc.	3.550%	9/30/49	4,170	4,596
	Evergy Inc.	2.450%	9/15/24	1,600	1,680
	Evergy Inc.	2.900%	9/15/29	6,705	7,180
	Evergy Metro Inc.	2.250%	6/1/30	4,700	4,914
	Eversource Energy	2.500%	3/15/21	6,650	6,734
	Eversource Energy	2.750%	3/15/22	4,425	4,574

123

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Eversource Energy	3.800%	12/1/23	6,150	6,603
Eversource Energy	2.900%	10/1/24	3,825	4,102
Eversource Energy	3.150%	1/15/25	5,547	6,003
Eversource Energy	3.300%	1/15/28	6,715	7,360
Eversource Energy	4.250%	4/1/29	6,700	7,838
Exelon Corp.	5.150%	12/1/20	9,053	9,107
Exelon Corp.	3.497%	6/1/22	3,737	3,901
Exelon Corp.	3.950%	6/15/25	20,995	23,585
Exelon Corp.	3.400%	4/15/26	11,580	12,891
Exelon Corp.	4.050%	4/15/30	15,550	17,940
Exelon Corp.	4.950%	6/15/35	7,540	9,177
Exelon Corp.	5.625%	6/15/35	6,720	8,727
Exelon Corp.	5.100%	6/15/45	4,387	5,648
Exelon Corp.	4.450%	4/15/46	12,180	14,746
Exelon Corp.	4.700%	4/15/50	16,750	21,379
Exelon Generation Co. LLC	3.400%	3/15/22	14,011	14,551
Exelon Generation Co. LLC	4.250%	6/15/22	7,820	8,224
Exelon Generation Co. LLC	6.250%	10/1/39	12,246	14,850
Exelon Generation Co. LLC	5.750%	10/1/41	3,993	4,401
Exelon Generation Co. LLC	5.600%	6/15/42	11,628	12,975
FirstEnergy Corp.	2.850%	7/15/22	8,199	8,496
FirstEnergy Corp.	4.250%	3/15/23	6,549	7,086
FirstEnergy Corp.	3.900%	7/15/27	19,694	22,269
FirstEnergy Corp.	2.650%	3/1/30	2,000	2,073
FirstEnergy Corp.	2.250%	9/1/30	3,400	3,394
FirstEnergy Corp.	7.375%	11/15/31	17,605	25,646
FirstEnergy Corp.	4.850%	7/15/47	20,483	25,927
FirstEnergy Corp.	3.400%	3/1/50	8,300	8,772
Florida Power & Light Co.	2.750%	6/1/23	11,475	12,106
Florida Power & Light Co.	3.250%	6/1/24	11,215	12,182
Florida Power & Light Co.	2.850%	4/1/25	16,979	18,607
Florida Power & Light Co.	3.125%	12/1/25	15,479	17,215
Florida Power & Light Co.	5.625%	4/1/34	3,125	4,454
Florida Power & Light Co.	4.950%	6/1/35	645	894
Florida Power & Light Co.	5.650%	2/1/37	3,396	4,774
Florida Power & Light Co.	5.950%	2/1/38	8,235	12,234
Florida Power & Light Co.	5.960%	4/1/39	600	904
Florida Power & Light Co.	5.690%	3/1/40	200	294
Florida Power & Light Co.	5.250%	2/1/41	680	952
Florida Power & Light Co.	4.125%	2/1/42	16,098	20,017
Florida Power & Light Co.	4.050%	6/1/42	7,140	8,825
Florida Power & Light Co.	3.800%	12/15/42	5,145	6,185
Florida Power & Light Co.	4.050%	10/1/44	4,300	5,376
Florida Power & Light Co.	3.700%	12/1/47	8,285	10,051
Florida Power & Light Co.	3.950%	3/1/48	20,666	26,036
Florida Power & Light Co.	4.125%	6/1/48	4,422	5,714
Florida Power & Light Co.	3.990%	3/1/49	6,871	8,574
Florida Power & Light Co.	3.150%	10/1/49	14,138	16,019
Fortis Inc.	3.055%	10/4/26	11,735	12,597
Georgia Power Co.	2.850%	5/15/22	9,475	9,830
Georgia Power Co.	2.100%	7/30/23	8,025	8,353
Georgia Power Co.	2.200%	9/15/24	6,725	7,050
Georgia Power Co.	3.250%	4/1/26	6,800	7,256
Georgia Power Co.	3.250%	3/30/27	7,375	7,960
Georgia Power Co.	2.650%	9/15/29	9,332	9,801
Georgia Power Co.	4.750%	9/1/40	8,542	10,319
Georgia Power Co.	4.300%	3/15/42	10,075	11,710
Georgia Power Co.	4.300%	3/15/43	5,190	6,074
Georgia Power Co.	3.700%	1/30/50	3,000	3,331
Gulf Power Co.	3.300%	5/30/27	3,400	3,704
Iberdrola International BV	6.750%	7/15/36	3,450	4,762
Indiana Michigan Power Co.	3.850%	5/15/28	11,120	12,535
Indiana Michigan Power Co.	6.050%	3/15/37	7,350	10,201
Indiana Michigan Power Co.	4.550%	3/15/46	4,580	5,831

124

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Indiana Michigan Power Co.	3.750%	7/1/47	9,080	10,267
	Indiana Michigan Power Co.	4.250%	8/15/48	5,375	6,536
	Interstate Power & Light Co.	3.250%	12/1/24	12,725	13,833
	Interstate Power & Light Co.	4.100%	9/26/28	5,600	6,444
	Interstate Power & Light Co.	3.600%	4/1/29	5,200	5,695
	Interstate Power & Light Co.	2.300%	6/1/30	4,100	4,189
	Interstate Power & Light Co.	6.250%	7/15/39	3,345	4,794
	Interstate Power & Light Co.	3.700%	9/15/46	2,650	2,919
	Interstate Power & Light Co.	3.500%	9/30/49	250	273
	IPALCO Enterprises Inc.	3.700%	9/1/24	200	213
	ITC Holdings Corp.	2.700%	11/15/22	5,275	5,491
	ITC Holdings Corp.	3.650%	6/15/24	3,740	4,061
	ITC Holdings Corp.	3.250%	6/30/26	6,230	6,834
	ITC Holdings Corp.	3.350%	11/15/27	6,743	7,492
	ITC Holdings Corp.	5.300%	7/1/43	9,915	12,527
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,390	2,959
	Kansas City Power & Light Co.	3.150%	3/15/23	2,500	2,640
	Kansas City Power & Light Co.	5.300%	10/1/41	7,310	9,847
	Kansas City Power & Light Co.	4.200%	6/15/47	6,560	7,958
	Kansas City Power & Light Co.	4.200%	3/15/48	6,213	7,793
	Kentucky Utilities Co.	5.125%	11/1/40	8,981	11,812
	Kentucky Utilities Co.	4.375%	10/1/45	8,570	10,323
	Kentucky Utilities Co.	3.300%	6/1/50	10,600	11,344
	Louisville Gas & Electric Co.	3.300%	10/1/25	4,250	4,726
	Louisville Gas & Electric Co.	4.250%	4/1/49	11,857	14,383
	MidAmerican Energy Co.	3.500%	10/15/24	10,128	11,242
	MidAmerican Energy Co.	3.100%	5/1/27	4,625	5,120
	MidAmerican Energy Co.	3.650%	4/15/29	7,250	8,634
	MidAmerican Energy Co.	6.750%	12/30/31	9,264	13,681
	MidAmerican Energy Co.	5.750%	11/1/35	2,100	3,036
	MidAmerican Energy Co.	5.800%	10/15/36	10,180	14,407
	MidAmerican Energy Co.	4.800%	9/15/43	3,766	4,955
	MidAmerican Energy Co.	4.400%	10/15/44	1,175	1,491
	MidAmerican Energy Co.	4.250%	5/1/46	5,255	6,650
	MidAmerican Energy Co.	3.950%	8/1/47	3,850	4,737
	MidAmerican Energy Co.	3.650%	8/1/48	8,380	9,857
	MidAmerican Energy Co.	4.250%	7/15/49	6,069	7,862
	MidAmerican Energy Co.	3.150%	4/15/50	150	170
	Mississippi Power Co.	3.950%	3/30/28	1,750	1,977
	Mississippi Power Co.	4.250%	3/15/42	7,775	9,172
	National Rural Utilities Cooperative Finance Corp.	1.750%	1/21/22	2,250	2,299
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,662	2,748
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,540	6,742
	National Rural Utilities Cooperative Finance Corp.	2.300%	9/15/22	1,100	1,137
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	12,460	13,036
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	5,925	6,424
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	10,596	11,324
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	9,327	10,094
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	9,702	10,804
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,085	4,408
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	5,640	6,553
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,954	8,013
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,458	6,876
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	927
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	12,195	14,091
[4]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	3,097	3,097
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,115	6,408
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,600	11,103
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	11,945	15,276
	Nevada Power Co.	3.700%	5/1/29	11,250	13,012
	Nevada Power Co.	2.400%	5/1/30	6,035	6,412
	Nevada Power Co.	6.650%	4/1/36	5,650	8,042
	Nevada Power Co.	6.750%	7/1/37	7,922	11,916
	Nevada Power Co.	3.125%	8/1/50	6,090	6,680

125

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	12,500	12,750
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	9,640	10,007
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,108	6,417
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	6,200	6,694
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	15,010	16,262
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	3,300	3,689
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	16,731	18,840
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	5,133	5,812
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	3,927	4,226
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	24,000	24,607
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,075	8,337
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,000	4,360
	Northern States Power Co.	2.600%	5/15/23	2,000	2,092
	Northern States Power Co.	6.250%	6/1/36	3,670	5,345
	Northern States Power Co.	6.200%	7/1/37	4,643	6,907
	Northern States Power Co.	5.350%	11/1/39	8,146	11,402
	Northern States Power Co.	3.400%	8/15/42	4,133	4,671
	Northern States Power Co.	4.125%	5/15/44	700	869
	Northern States Power Co.	4.000%	8/15/45	3,120	3,816
	Northern States Power Co.	3.600%	5/15/46	300	349
	Northern States Power Co.	3.600%	9/15/47	410	483
	Northern States Power Co.	2.900%	3/1/50	3,930	4,279
	NorthWestern Corp.	4.176%	11/15/44	5,020	6,109
	NSTAR Electric Co.	2.375%	10/15/22	9,075	9,391
	NSTAR Electric Co.	3.200%	5/15/27	9,100	10,177
	NSTAR Electric Co.	3.250%	5/15/29	4,983	5,682
	NSTAR Electric Co.	5.500%	3/15/40	4,996	6,803
	NSTAR Electric Co.	4.400%	3/1/44	3,300	4,114
	Oglethorpe Power Corp.	5.950%	11/1/39	1,930	2,598
	Oglethorpe Power Corp.	5.375%	11/1/40	8,050	9,352
	Oglethorpe Power Corp.	5.250%	9/1/50	568	645
	Ohio Edison Co.	6.875%	7/15/36	1,870	2,537
	Ohio Power Co.	5.375%	10/1/21	6,266	6,637
	Ohio Power Co.	2.600%	4/1/30	100	107
	Ohio Power Co.	4.150%	4/1/48	4,295	5,290
	Ohio Power Co.	4.000%	6/1/49	4,884	5,903
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	6,399
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	3,800	4,163
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,975	3,442
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,979	4,434
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	350	370
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	10,000	10,647
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,172	11,048
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	6,556	7,744
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,600	2,065
[6]	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	5,850	6,390
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,440	7,983
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	4,425
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,771	2,899
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,900	8,028
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	5,775
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,975	6,986
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	12,044	14,331
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	4,215	5,092
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	2,700	3,403
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,000	9,694
	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	13,105	14,264
[6]	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,994	8,494
	Pacific Gas & Electric Co.	1.750%	6/16/22	29,500	29,532
[7]	Pacific Gas & Electric Co.	3.850%	11/15/23	5,000	5,513
[7]	Pacific Gas & Electric Co.	3.750%	2/15/24	3,028	3,361
[7]	Pacific Gas & Electric Co.	3.500%	6/15/25	2,300	2,527
[7]	Pacific Gas & Electric Co.	2.950%	3/1/26	5,000	5,388
	Pacific Gas & Electric Co.	2.100%	8/1/27	9,000	8,886

126

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[7]	Pacific Gas & Electric Co.	3.300%	12/1/27	20,500	22,243
	Pacific Gas & Electric Co.	2.500%	2/1/31	34,500	33,697
	Pacific Gas & Electric Co.	3.300%	8/1/40	13,675	13,311
[7]	Pacific Gas & Electric Co.	3.950%	12/1/47	9,300	9,765
	Pacific Gas & Electric Co.	3.500%	8/1/50	26,800	25,844
	PacifiCorp	2.950%	2/1/22	5,567	5,761
	PacifiCorp	2.950%	6/1/23	5,215	5,521
	PacifiCorp	3.600%	4/1/24	7,214	7,917
	PacifiCorp	3.500%	6/15/29	12,450	14,265
	PacifiCorp	2.700%	9/15/30	2,500	2,714
	PacifiCorp	7.700%	11/15/31	1,349	2,085
	PacifiCorp	5.250%	6/15/35	1,610	2,233
	PacifiCorp	6.100%	8/1/36	5,373	7,566
	PacifiCorp	5.750%	4/1/37	9,569	13,173
	PacifiCorp	6.250%	10/15/37	9,681	14,059
	PacifiCorp	6.350%	7/15/38	3,450	5,134
	PacifiCorp	6.000%	1/15/39	4,271	6,288
	PacifiCorp	4.100%	2/1/42	4,965	5,926
	PacifiCorp	4.125%	1/15/49	5,928	7,324
	PacifiCorp	4.150%	2/15/50	16,000	19,985
	PacifiCorp	3.300%	3/15/51	10,441	11,545
	PECO Energy Co.	2.375%	9/15/22	3,135	3,236
	PECO Energy Co.	3.150%	10/15/25	2,350	2,600
	PECO Energy Co.	3.900%	3/1/48	3,800	4,689
	PECO Energy Co.	3.000%	9/15/49	5,300	5,612
	PECO Energy Co.	2.800%	6/15/50	4,000	4,127
	Pinnacle West Capital Corp.	1.300%	6/15/25	6,500	6,558
	Potomac Electric Power Co.	3.600%	3/15/24	3,537	3,855
	Potomac Electric Power Co.	6.500%	11/15/37	7,732	11,341
	Potomac Electric Power Co.	4.150%	3/15/43	5,525	6,662
	PPL Capital Funding Inc.	4.200%	6/15/22	3,190	3,377
	PPL Capital Funding Inc.	3.500%	12/1/22	1,745	1,841
	PPL Capital Funding Inc.	3.400%	6/1/23	3,895	4,123
	PPL Capital Funding Inc.	3.950%	3/15/24	815	885
	PPL Capital Funding Inc.	3.100%	5/15/26	9,026	9,757
	PPL Capital Funding Inc.	4.125%	4/15/30	200	228
	PPL Capital Funding Inc.	4.700%	6/1/43	4,186	4,768
	PPL Capital Funding Inc.	5.000%	3/15/44	12,493	14,800
	PPL Capital Funding Inc.	4.000%	9/15/47	7,525	8,014
	PPL Electric Utilities Corp.	3.000%	9/15/21	5,595	5,729
	PPL Electric Utilities Corp.	6.250%	5/15/39	5,467	8,138
	PPL Electric Utilities Corp.	4.125%	6/15/44	3,100	3,768
	PPL Electric Utilities Corp.	4.150%	10/1/45	5,505	6,758
	PPL Electric Utilities Corp.	3.950%	6/1/47	5,775	6,932
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,400	4,166
	Progress Energy Inc.	3.150%	4/1/22	17,465	18,118
	Progress Energy Inc.	7.750%	3/1/31	2,960	4,305
	Progress Energy Inc.	7.000%	10/30/31	3,025	4,202
	Progress Energy Inc.	6.000%	12/1/39	7,724	10,434
	PSEG Power LLC	3.850%	6/1/23	8,765	9,456
	PSEG Power LLC	8.625%	4/15/31	1,638	2,274
	Public Service Co. of Colorado	2.250%	9/15/22	6,200	6,370
	Public Service Co. of Colorado	3.700%	6/15/28	5,050	5,855
	Public Service Co. of Colorado	1.900%	1/15/31	4,550	4,608
	Public Service Co. of Colorado	3.600%	9/15/42	10,575	12,139
	Public Service Co. of Colorado	4.300%	3/15/44	1,562	1,970
	Public Service Co. of Colorado	3.800%	6/15/47	850	1,018
	Public Service Co. of Colorado	4.100%	6/15/48	4,375	5,487
	Public Service Co. of Colorado	4.050%	9/15/49	6,005	7,485
	Public Service Co. of Colorado	3.200%	3/1/50	3,035	3,378
	Public Service Co. of Colorado	2.700%	1/15/51	5,219	5,322
	Public Service Co. of New Hampshire	3.500%	11/1/23	4,054	4,388
	Public Service Co. of New Hampshire	3.600%	7/1/49	3,540	4,170
	Public Service Electric & Gas Co.	2.375%	5/15/23	4,500	4,703

127

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Public Service Electric & Gas Co.	3.250%	9/1/23	25	27
	Public Service Electric & Gas Co.	3.000%	5/15/25	11,318	12,419
	Public Service Electric & Gas Co.	2.250%	9/15/26	3,000	3,126
	Public Service Electric & Gas Co.	3.000%	5/15/27	6,050	6,621
	Public Service Electric & Gas Co.	3.700%	5/1/28	1,000	1,153
	Public Service Electric & Gas Co.	3.650%	9/1/28	500	576
	Public Service Electric & Gas Co.	3.200%	5/15/29	3,600	4,071
	Public Service Electric & Gas Co.	2.450%	1/15/30	3,243	3,472
	Public Service Electric & Gas Co.	5.800%	5/1/37	1,916	2,815
	Public Service Electric & Gas Co.	5.500%	3/1/40	100	142
	Public Service Electric & Gas Co.	3.950%	5/1/42	14,730	17,660
	Public Service Electric & Gas Co.	3.650%	9/1/42	1,111	1,277
	Public Service Electric & Gas Co.	3.800%	3/1/46	16,880	20,178
	Public Service Electric & Gas Co.	3.600%	12/1/47	5,190	6,107
	Public Service Electric & Gas Co.	3.850%	5/1/49	9,088	11,199
	Public Service Electric & Gas Co.	3.150%	1/1/50	3,000	3,315
	Public Service Electric & Gas Co.	2.700%	5/1/50	9,700	9,890
	Public Service Enterprise Group Inc.	2.650%	11/15/22	8,108	8,451
	Public Service Enterprise Group Inc.	2.875%	6/15/24	4,645	4,952
	Puget Energy Inc.	6.000%	9/1/21	6,776	7,094
	Puget Energy Inc.	5.625%	7/15/22	2,050	2,189
	Puget Energy Inc.	3.650%	5/15/25	11,049	11,504
[6]	Puget Energy Inc.	4.100%	6/15/30	5,150	5,626
	Puget Sound Energy Inc.	6.274%	3/15/37	3,625	5,202
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	9,673
	Puget Sound Energy Inc.	5.795%	3/15/40	1,824	2,543
	Puget Sound Energy Inc.	5.638%	4/15/41	3,318	4,573
	Puget Sound Energy Inc.	4.300%	5/20/45	12,750	15,547
	Puget Sound Energy Inc.	4.223%	6/15/48	6,736	8,480
	Puget Sound Energy Inc.	3.250%	9/15/49	5,425	5,841
	San Diego Gas & Electric Co.	3.000%	8/15/21	4,925	5,021
	San Diego Gas & Electric Co.	3.600%	9/1/23	7,382	7,958
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,075	1,158
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,829
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,645	6,970
	San Diego Gas & Electric Co.	3.750%	6/1/47	4,350	5,024
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,070	8,662
	San Diego Gas & Electric Co.	3.320%	4/15/50	3,000	3,317
	Sierra Pacific Power Co.	2.600%	5/1/26	13,650	14,757
[4]	Southern California Edison Co.	1.845%	2/1/22	1,557	1,556
	Southern California Edison Co.	2.400%	2/1/22	7,400	7,504
	Southern California Edison Co.	3.400%	6/1/23	8,345	8,782
	Southern California Edison Co.	3.500%	10/1/23	7,927	8,481
	Southern California Edison Co.	3.700%	8/1/25	16,125	17,798
	Southern California Edison Co.	3.650%	3/1/28	10,375	11,642
	Southern California Edison Co.	4.200%	3/1/29	6,805	7,921
	Southern California Edison Co.	6.650%	4/1/29	2,881	3,545
	Southern California Edison Co.	2.850%	8/1/29	6,875	7,257
	Southern California Edison Co.	2.250%	6/1/30	9,600	9,695
	Southern California Edison Co.	6.000%	1/15/34	5,535	7,417
	Southern California Edison Co.	5.750%	4/1/35	2,913	3,888
	Southern California Edison Co.	5.350%	7/15/35	9,028	11,621
	Southern California Edison Co.	5.625%	2/1/36	5,650	7,141
	Southern California Edison Co.	5.550%	1/15/37	6,125	7,758
	Southern California Edison Co.	5.950%	2/1/38	7,828	10,385
	Southern California Edison Co.	6.050%	3/15/39	2,910	3,943
	Southern California Edison Co.	5.500%	3/15/40	7,748	10,111
	Southern California Edison Co.	4.500%	9/1/40	4,650	5,516
	Southern California Edison Co.	4.050%	3/15/42	12,662	14,290
	Southern California Edison Co.	3.900%	3/15/43	5,340	5,889
	Southern California Edison Co.	4.650%	10/1/43	3,647	4,461
	Southern California Edison Co.	3.600%	2/1/45	10,345	11,164
	Southern California Edison Co.	4.000%	4/1/47	2,600	2,965
	Southern California Edison Co.	4.125%	3/1/48	18,930	22,078

128

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	4.875%	3/1/49	6,810	8,786
Southern California Edison Co.	3.650%	2/1/50	15,150	16,603
Southern Co.	2.350%	7/1/21	16,475	16,722
Southern Co.	2.950%	7/1/23	7,825	8,275
Southern Co.	3.250%	7/1/26	18,515	20,310
Southern Co.	3.700%	4/30/30	9,700	11,027
Southern Co.	4.250%	7/1/36	6,400	7,227
Southern Co.	4.400%	7/1/46	13,185	15,613
Southern Power Co.	2.500%	12/15/21	9,800	9,996
Southern Power Co.	4.150%	12/1/25	5,850	6,634
Southern Power Co.	5.150%	9/15/41	12,481	14,106
Southern Power Co.	5.250%	7/15/43	3,675	4,150
Southern Power Co.	4.950%	12/15/46	4,380	4,754
Southwestern Electric Power Co.	2.750%	10/1/26	5,210	5,553
Southwestern Electric Power Co.	4.100%	9/15/28	18,395	20,898
Southwestern Electric Power Co.	6.200%	3/15/40	8,113	10,655
Southwestern Electric Power Co.	3.900%	4/1/45	15,117	15,973
Southwestern Electric Power Co.	3.850%	2/1/48	7,150	7,570
Southwestern Public Service Co.	3.300%	6/15/24	2,990	3,220
Southwestern Public Service Co.	4.500%	8/15/41	6,268	7,623
Southwestern Public Service Co.	3.400%	8/15/46	21,590	23,411
Southwestern Public Service Co.	3.700%	8/15/47	7,095	8,090
Southwestern Public Service Co.	4.400%	11/15/48	13,581	17,119
Southwestern Public Service Co.	3.750%	6/15/49	6,060	6,941
Southwestern Public Service Co.	3.150%	5/1/50	6,175	6,616
Tampa Electric Co.	4.100%	6/15/42	602	705
Tampa Electric Co.	4.350%	5/15/44	5,935	7,253
Tampa Electric Co.	4.300%	6/15/48	4,440	5,470
Tampa Electric Co.	4.450%	6/15/49	5,185	6,634
Tampa Electric Co.	3.625%	6/15/50	4,020	4,691
Toledo Edison Co.	6.150%	5/15/37	3,530	5,055
Tucson Electric Power Co.	3.050%	3/15/25	2,484	2,695
Tucson Electric Power Co.	4.850%	12/1/48	185	238
Tucson Electric Power Co.	4.000%	6/15/50	913	1,092
Union Electric Co.	3.500%	4/15/24	8,630	9,363
Union Electric Co.	2.950%	6/15/27	6,275	6,853
Union Electric Co.	3.500%	3/15/29	4,900	5,627
Union Electric Co.	2.950%	3/15/30	4,000	4,465
Union Electric Co.	5.300%	8/1/37	3,570	4,709
Union Electric Co.	8.450%	3/15/39	1,775	2,948
Union Electric Co.	3.900%	9/15/42	2,940	3,426
Union Electric Co.	3.650%	4/15/45	6,055	6,871
Union Electric Co.	4.000%	4/1/48	5,000	6,027
Union Electric Co.	3.250%	10/1/49	5,050	5,480
Virginia Electric & Power Co.	2.950%	1/15/22	4,070	4,181
Virginia Electric & Power Co.	3.450%	9/1/22	5,590	5,876
Virginia Electric & Power Co.	2.750%	3/15/23	6,687	7,004
Virginia Electric & Power Co.	3.450%	2/15/24	6,320	6,832
Virginia Electric & Power Co.	3.100%	5/15/25	7,155	7,831
Virginia Electric & Power Co.	3.150%	1/15/26	13,790	15,337
Virginia Electric & Power Co.	2.950%	11/15/26	4,720	5,213
Virginia Electric & Power Co.	3.500%	3/15/27	30,703	34,766
Virginia Electric & Power Co.	3.800%	4/1/28	21,210	24,586
Virginia Electric & Power Co.	2.875%	7/15/29	2,870	3,156
Virginia Electric & Power Co.	6.000%	1/15/36	7,802	10,744
Virginia Electric & Power Co.	6.000%	5/15/37	5,557	7,792
Virginia Electric & Power Co.	6.350%	11/30/37	5,030	7,662
Virginia Electric & Power Co.	8.875%	11/15/38	1,900	3,398
Virginia Electric & Power Co.	4.000%	1/15/43	9,056	10,782
Virginia Electric & Power Co.	4.650%	8/15/43	8,430	10,728
Virginia Electric & Power Co.	4.450%	2/15/44	11,380	14,173
Virginia Electric & Power Co.	4.200%	5/15/45	6,425	7,801
Virginia Electric & Power Co.	4.000%	11/15/46	8,034	9,651
Virginia Electric & Power Co.	3.800%	9/15/47	7,224	8,483

129

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Virginia Electric & Power Co.	4.600%	12/1/48	19,145	24,972
	Virginia Electric & Power Co.	3.300%	12/1/49	13,900	15,392
	WEC Energy Group Inc.	3.550%	6/15/25	3,139	3,503
	Westar Energy Inc.	2.550%	7/1/26	7,875	8,265
	Westar Energy Inc.	3.100%	4/1/27	13,010	13,801
	Westar Energy Inc.	4.125%	3/1/42	8,362	9,866
	Westar Energy Inc.	4.100%	4/1/43	5,475	6,476
	Westar Energy Inc.	4.250%	12/1/45	3,872	4,716
	Westar Energy Inc.	3.250%	9/1/49	4,050	4,280
	Wisconsin Electric Power Co.	2.950%	9/15/21	2,515	2,571
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,905	2,006
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	1,023
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,456
	Wisconsin Electric Power Co.	4.300%	10/15/48	3,475	4,296
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,200	2,375
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,225	5,883
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,250	5,009
	Wisconsin Public Service Corp.	3.350%	11/21/21	6,072	6,327
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,375	3,699
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,000	6,301
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,050	1,152
	Xcel Energy Inc.	2.400%	3/15/21	4,390	4,429
	Xcel Energy Inc.	2.600%	3/15/22	5,225	5,375
	Xcel Energy Inc.	3.300%	6/1/25	7,050	7,745
	Xcel Energy Inc.	3.350%	12/1/26	2,675	2,992
	Xcel Energy Inc.	4.000%	6/15/28	5,306	6,194
	Xcel Energy Inc.	2.600%	12/1/29	5,200	5,490
	Xcel Energy Inc.	3.400%	6/1/30	5,790	6,572
	Xcel Energy Inc.	6.500%	7/1/36	7,956	11,391
	Xcel Energy Inc.	3.500%	12/1/49	4,390	4,827
	Natural Gas (0.2%)
	Atmos Energy Corp.	3.000%	6/15/27	7,400	8,102
	Atmos Energy Corp.	2.625%	9/15/29	2,514	2,723
	Atmos Energy Corp.	5.500%	6/15/41	10,250	14,422
	Atmos Energy Corp.	4.150%	1/15/43	5,550	6,790
	Atmos Energy Corp.	4.125%	10/15/44	3,100	3,837
	Atmos Energy Corp.	3.375%	9/15/49	19,020	21,377
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	16,567	16,753
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,000	3,195
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,350	3,775
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,750	9,065
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,200	3,520
[6]	East Ohio Gas Co.	3.000%	6/15/50	2,500	2,497
	KeySpan Corp.	5.803%	4/1/35	2,800	3,683
	NiSource Finance Corp.	3.490%	5/15/27	11,196	12,606
	NiSource Finance Corp.	5.950%	6/15/41	9,065	12,500
	NiSource Finance Corp.	5.250%	2/15/43	1,471	1,889
	NiSource Finance Corp.	4.800%	2/15/44	2,252	2,764
	NiSource Finance Corp.	5.650%	2/1/45	2,510	3,391
	NiSource Finance Corp.	4.375%	5/15/47	20,235	24,606
	NiSource Finance Corp.	3.950%	3/30/48	501	578
	NiSource Inc.	2.650%	11/17/22	5,255	5,471
	NiSource Inc.	3.650%	6/15/23	3,985	4,293
	NiSource Inc.	2.950%	9/1/29	7,726	8,412
	NiSource Inc.	3.600%	5/1/30	600	685
	ONE Gas Inc.	2.000%	5/15/30	3,000	3,066
	ONE Gas Inc.	4.658%	2/1/44	4,325	5,416
	ONE Gas Inc.	4.500%	11/1/48	7,610	9,661
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,750	6,533
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,985
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,215	4,675
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	5,000	5,411
	Sempra Energy	2.875%	10/1/22	6,125	6,346

130

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sempra Energy	2.900%	2/1/23	6,925	7,236
Sempra Energy	4.050%	12/1/23	11,435	12,447
Sempra Energy	3.550%	6/15/24	1,400	1,519
Sempra Energy	3.750%	11/15/25	5,450	6,013
Sempra Energy	3.250%	6/15/27	9,730	10,684
Sempra Energy	3.400%	2/1/28	10,880	11,904
Sempra Energy	3.800%	2/1/38	14,990	16,215
Sempra Energy	6.000%	10/15/39	22,845	31,481
Sempra Energy	4.000%	2/1/48	9,935	11,283
Southern California Gas Co.	3.150%	9/15/24	4,045	4,403
Southern California Gas Co.	3.200%	6/15/25	1,520	1,673
Southern California Gas Co.	2.600%	6/15/26	13,950	14,923
Southern California Gas Co.	2.550%	2/1/30	7,805	8,434
Southern California Gas Co.	3.750%	9/15/42	3,845	4,361
Southern California Gas Co.	4.125%	6/1/48	5,075	6,239
Southern California Gas Co.	4.300%	1/15/49	500	635
Southern California Gas Co.	3.950%	2/15/50	4,125	5,001
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,975	3,052
Southern Co. Gas Capital Corp.	2.450%	10/1/23	1,251	1,309
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,105	5,462
Southern Co. Gas Capital Corp.	5.875%	3/15/41	4,295	5,597
Southern Co. Gas Capital Corp.	4.400%	6/1/43	4,806	5,554
Southern Co. Gas Capital Corp.	3.950%	10/1/46	5,950	6,553
Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,560	22,200
Southwest Gas Corp.	3.700%	4/1/28	7,425	8,250
Southwest Gas Corp.	3.800%	9/29/46	885	961
Southwest Gas Corp.	4.150%	6/1/49	3,475	3,956
Washington Gas Light Co.	3.796%	9/15/46	4,675	5,206
Washington Gas Light Co.	3.650%	9/15/49	6,000	6,698
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	6,450	7,118
American Water Capital Corp.	3.400%	3/1/25	6,060	6,727
American Water Capital Corp.	2.950%	9/1/27	8,200	8,962
American Water Capital Corp.	3.750%	9/1/28	6,717	7,729
American Water Capital Corp.	3.450%	6/1/29	7,175	8,131
American Water Capital Corp.	2.800%	5/1/30	4,000	4,356
American Water Capital Corp.	6.593%	10/15/37	8,141	12,115
American Water Capital Corp.	4.300%	12/1/42	60	73
American Water Capital Corp.	4.300%	9/1/45	7,122	8,860
American Water Capital Corp.	4.000%	12/1/46	1,265	1,520
American Water Capital Corp.	3.750%	9/1/47	12,125	14,050
American Water Capital Corp.	4.200%	9/1/48	10,045	12,425
American Water Capital Corp.	4.150%	6/1/49	6,890	8,533
American Water Capital Corp.	3.450%	5/1/50	6,300	7,131
Essential Utilities Inc.	3.566%	5/1/29	3,873	4,286
Essential Utilities Inc.	2.704%	4/15/30	4,000	4,192
Essential Utilities Inc.	4.276%	5/1/49	5,020	6,058
Essential Utilities Inc.	3.351%	4/15/50	5,100	5,322
United Utilities plc	6.875%	8/15/28	960	1,210
Veolia Environnement SA	6.750%	6/1/38	1,690	2,389
				6,231,942
Total Corporate Bonds (Cost $72,908,577)				79,895,820
Sovereign Bonds (3.9%)
African Development Bank	1.250%	7/26/21	7,810	7,890
African Development Bank	2.375%	9/23/21	28,100	28,810
African Development Bank	1.625%	9/16/22	30,730	31,620
African Development Bank	2.125%	11/16/22	46,810	48,787
African Development Bank	0.750%	4/3/23	4,000	4,048
African Development Bank	3.000%	9/20/23	17,560	19,038
Asian Development Bank	2.125%	11/24/21	13,000	13,331
Asian Development Bank	2.000%	2/16/22	76,176	78,287
Asian Development Bank	1.875%	2/18/22	29,550	30,312

131

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Asian Development Bank	0.625%	4/7/22	23,750	23,891
Asian Development Bank	1.875%	7/19/22	52,750	54,470
Asian Development Bank	1.875%	8/10/22	1,000	1,033
Asian Development Bank	1.750%	9/13/22	42,818	44,180
Asian Development Bank	1.625%	1/24/23	22,850	23,618
Asian Development Bank	2.750%	3/17/23	65,086	69,355
Asian Development Bank	2.625%	1/30/24	6,859	7,409
Asian Development Bank	1.500%	10/18/24	40,330	42,186
Asian Development Bank	2.000%	1/22/25	16,465	17,601
Asian Development Bank	2.125%	3/19/25	3,285	3,539
Asian Development Bank	0.625%	4/29/25	40,128	40,390
Asian Development Bank	2.000%	4/24/26	11,450	12,382
Asian Development Bank	1.750%	8/14/26	1,225	1,303
Asian Development Bank	2.625%	1/12/27	21,100	23,669
Asian Development Bank	6.220%	8/15/27	475	643
Asian Development Bank	2.500%	11/2/27	42,747	48,064
Asian Development Bank	2.750%	1/19/28	23,142	26,508
Asian Development Bank	5.820%	6/16/28	2,390	3,259
Asian Development Bank	3.125%	9/26/28	8,500	10,007
Asian Development Bank	1.750%	9/19/29	30,900	33,139
Asian Development Bank	1.875%	1/24/30	19,000	20,625
Asian Infrastructure Investment Bank	2.250%	5/16/24	33,360	35,705
Asian Infrastructure Investment Bank	0.500%	5/28/25	19,000	18,956
Canada	2.625%	1/25/22	33,955	35,215
Canada	2.000%	11/15/22	35,410	36,894
Canada	1.625%	1/22/25	30,900	32,553
CNOOC Curtis Funding No. 1 Pty Ltd.	4.500%	10/3/23	5,000	5,474
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	13,760	14,356
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	5,850	6,195
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,500	2,961
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,550	9,981
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,500	5,348
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	33,760	36,803
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	10,000	11,619
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	37,370	40,998
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	6,465	8,528
Corp. Andina de Fomento	2.125%	9/27/21	6,050	6,095
Corp. Andina de Fomento	3.250%	2/11/22	1,697	1,738
Corp. Andina de Fomento	4.375%	6/15/22	20,070	21,066
Corp. Andina de Fomento	2.750%	1/6/23	21,879	22,422
Corp. Andina de Fomento	2.375%	5/12/23	3,700	3,753
Corp. Andina de Fomento	3.750%	11/23/23	13,643	14,581
Council of Europe Development Bank	1.750%	9/26/22	9,300	9,599
Council of Europe Development Bank	2.625%	2/13/23	23,255	24,652
Council of Europe Development Bank	0.250%	6/10/23	2,400	2,397
Council of Europe Development Bank	2.500%	2/27/24	2,800	3,014
Council of Europe Development Bank	1.375%	2/27/25	13,000	13,536
Ecopetrol SA	5.875%	9/18/23	12,870	13,787
Ecopetrol SA	4.125%	1/16/25	26,203	26,105
Ecopetrol SA	5.375%	6/26/26	23,184	24,401
Ecopetrol SA	6.875%	4/29/30	20,312	23,359
Ecopetrol SA	7.375%	9/18/43	9,446	11,359
Ecopetrol SA	5.875%	5/28/45	24,836	26,109
Equinor ASA	2.750%	11/10/21	18,460	18,991
Equinor ASA	3.150%	1/23/22	11,117	11,566
Equinor ASA	2.450%	1/17/23	22,700	23,689
Equinor ASA	7.750%	6/15/23	25	30
Equinor ASA	2.650%	1/15/24	24,462	26,012
Equinor ASA	3.700%	3/1/24	14,637	16,200
Equinor ASA	3.250%	11/10/24	13,505	14,917
Equinor ASA	2.875%	4/6/25	282	304
Equinor ASA	1.750%	1/22/26	450	460
Equinor ASA	7.250%	9/23/27	7,605	10,202
Equinor ASA	3.625%	9/10/28	8,075	9,244

132

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[6]	Equinor ASA	6.500%	12/1/28	975	1,279
	Equinor ASA	3.125%	4/6/30	20,700	22,837
	Equinor ASA	2.375%	5/22/30	2,500	2,593
	Equinor ASA	5.100%	8/17/40	5,886	7,521
	Equinor ASA	4.250%	11/23/41	9,009	10,739
	Equinor ASA	3.950%	5/15/43	9,367	10,860
	Equinor ASA	4.800%	11/8/43	8,046	10,400
	Equinor ASA	3.250%	11/18/49	11,695	12,302
	Equinor ASA	3.700%	4/6/50	23,125	26,568
	European Bank for Reconstruction & Development	1.875%	7/15/21	6,375	6,480
	European Bank for Reconstruction & Development	1.500%	11/2/21	12,300	12,497
	European Bank for Reconstruction & Development	1.875%	2/23/22	14,800	15,185
	European Bank for Reconstruction & Development	2.125%	3/7/22	1,040	1,072
	European Bank for Reconstruction & Development	2.750%	3/7/23	24,194	25,765
	European Bank for Reconstruction & Development	0.250%	7/10/23	27,000	26,987
	European Bank for Reconstruction & Development	1.625%	9/27/24	6,730	7,068
	European Bank for Reconstruction & Development	1.500%	2/13/25	2,200	2,304
	European Bank for Reconstruction & Development	0.500%	5/19/25	29,065	29,096
	European Investment Bank	1.375%	9/15/21	6,735	6,825
	European Investment Bank	2.125%	10/15/21	27,540	28,200
	European Investment Bank	2.875%	12/15/21	67,182	69,742
	European Investment Bank	2.250%	3/15/22	84,860	87,747
	European Investment Bank	2.625%	5/20/22	13,950	14,573
	European Investment Bank	2.375%	6/15/22	71,130	74,078
	European Investment Bank	2.250%	8/15/22	24,915	25,970
	European Investment Bank	1.375%	9/6/22	27,890	28,573
	European Investment Bank	2.000%	12/15/22	8,935	9,316
	European Investment Bank	2.500%	3/15/23	29,373	31,139
	European Investment Bank	1.375%	5/15/23	30,000	30,942
	European Investment Bank	2.875%	8/15/23	48,254	52,131
	European Investment Bank	0.250%	9/15/23	40,000	39,967
	European Investment Bank	3.125%	12/14/23	42,300	46,390
	European Investment Bank	3.250%	1/29/24	49,490	54,611
	European Investment Bank	2.625%	3/15/24	33,956	36,798
	European Investment Bank	2.250%	6/24/24	51,915	55,791
	European Investment Bank	2.500%	10/15/24	25,610	27,896
	European Investment Bank	1.875%	2/10/25	54,201	57,774
	European Investment Bank	1.625%	3/14/25	57,847	61,066
	European Investment Bank	0.625%	7/25/25	19,200	19,361
	European Investment Bank	2.125%	4/13/26	52,745	57,455
	European Investment Bank	2.375%	5/24/27	13,460	14,991
	European Investment Bank	1.625%	10/9/29	12,190	12,999
	European Investment Bank	0.875%	5/17/30	7,300	7,291
	European Investment Bank	4.875%	2/15/36	20,990	31,764
	Export Development Canada	1.375%	10/21/21	14,300	14,495
	Export Development Canada	2.000%	5/17/22	1,500	1,548
	Export Development Canada	1.750%	7/18/22	11,200	11,529
	Export Development Canada	2.500%	1/24/23	12,540	13,224
	Export Development Canada	1.375%	2/24/23	42,670	43,734
	Export Development Canada	2.750%	3/15/23	8,990	9,571
	Export Development Canada	2.625%	2/21/24	10,625	11,482
	Export-Import Bank of Korea	4.375%	9/15/21	4,295	4,478
	Export-Import Bank of Korea	1.875%	10/21/21	13,525	13,717
	Export-Import Bank of Korea	3.500%	11/27/21	8,900	9,232
	Export-Import Bank of Korea	2.750%	1/25/22	23,060	23,744
	Export-Import Bank of Korea	5.000%	4/11/22	6,100	6,549
	Export-Import Bank of Korea	3.000%	11/1/22	8,664	9,104
	Export-Import Bank of Korea	3.625%	11/27/23	13,664	14,920
	Export-Import Bank of Korea	4.000%	1/14/24	33,525	37,011
	Export-Import Bank of Korea	1.875%	2/12/25	15,100	15,668
	Export-Import Bank of Korea	3.250%	11/10/25	6,580	7,336
	Export-Import Bank of Korea	2.625%	5/26/26	12,975	14,115
	Export-Import Bank of Korea	3.250%	8/12/26	725	817
	Export-Import Bank of Korea	2.375%	4/21/27	100	106

133

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	FMS Wertmanagement	2.000%	8/1/22	54,160	56,062
	FMS Wertmanagement	2.750%	1/30/24	2,000	2,169
	Hydro-Quebec	8.400%	1/15/22	8,202	9,163
	Hydro-Quebec	8.050%	7/7/24	9,060	11,496
	Hydro-Quebec	8.500%	12/1/29	5,546	8,847
	Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	1,230	1,250
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	8,810	9,138
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,600	9,498
	Inter-American Development Bank	1.875%	7/23/21	13,695	13,925
	Inter-American Development Bank	2.125%	1/18/22	66,350	68,228
	Inter-American Development Bank	1.750%	4/14/22	30,640	31,437
	Inter-American Development Bank	1.750%	9/14/22	29,578	30,527
	Inter-American Development Bank	3.000%	9/26/22	27,796	29,467
	Inter-American Development Bank	2.500%	1/18/23	58,970	62,247
	Inter-American Development Bank	0.500%	5/24/23	9,100	9,154
	Inter-American Development Bank	3.000%	10/4/23	12,525	13,605
	Inter-American Development Bank	2.625%	1/16/24	15,545	16,779
	Inter-American Development Bank	3.000%	2/21/24	29,957	32,791
	Inter-American Development Bank	2.125%	1/15/25	29,620	31,807
	Inter-American Development Bank	1.750%	3/14/25	48,415	51,274
	Inter-American Development Bank	0.875%	4/3/25	33,100	33,701
	Inter-American Development Bank	7.000%	6/15/25	5,249	6,788
	Inter-American Development Bank	0.625%	7/15/25	60,000	60,349
	Inter-American Development Bank	2.000%	6/2/26	33,320	35,981
	Inter-American Development Bank	2.000%	7/23/26	23,965	25,864
	Inter-American Development Bank	2.375%	7/7/27	47,250	52,544
	Inter-American Development Bank	3.125%	9/18/28	37,179	43,816
	Inter-American Development Bank	2.250%	6/18/29	19,050	21,229
	Inter-American Development Bank	3.875%	10/28/41	1,345	1,868
	Inter-American Development Bank	3.200%	8/7/42	7,302	9,304
	Inter-American Development Bank	4.375%	1/24/44	8,725	13,229
	International Bank for Reconstruction & Development	2.750%	7/23/21	79,086	81,168
	International Bank for Reconstruction & Development	1.375%	9/20/21	63,570	64,433
	International Bank for Reconstruction & Development	2.125%	12/13/21	14,155	14,535
	International Bank for Reconstruction & Development	2.000%	1/26/22	72,905	74,880
	International Bank for Reconstruction & Development	1.625%	2/10/22	61,735	63,079
	International Bank for Reconstruction & Development	2.125%	7/1/22	46,272	47,974
	International Bank for Reconstruction & Development	1.875%	10/7/22	5,500	5,698
	International Bank for Reconstruction & Development	7.625%	1/19/23	16,100	19,079
	International Bank for Reconstruction & Development	1.750%	4/19/23	10,465	10,886
	International Bank for Reconstruction & Development	1.875%	6/19/23	64,550	67,556
	International Bank for Reconstruction & Development	3.000%	9/27/23	64,800	70,396
	International Bank for Reconstruction & Development	2.500%	3/19/24	42,700	46,072
	International Bank for Reconstruction & Development	1.500%	8/28/24	49,995	52,243
	International Bank for Reconstruction & Development	2.500%	11/25/24	69,788	76,081
	International Bank for Reconstruction & Development	1.625%	1/15/25	37,775	39,770
	International Bank for Reconstruction & Development	2.125%	3/3/25	1,996	2,150
	International Bank for Reconstruction & Development	0.750%	3/11/25	15,000	15,196
	International Bank for Reconstruction & Development	0.625%	4/22/25	57,100	57,526
	International Bank for Reconstruction & Development	2.500%	7/29/25	24,600	27,065
	International Bank for Reconstruction & Development	3.125%	11/20/25	5,015	5,708
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,510
	International Bank for Reconstruction & Development	1.875%	10/27/26	7,536	8,103
	International Bank for Reconstruction & Development	2.500%	11/22/27	19,669	22,149
	International Bank for Reconstruction & Development	1.750%	10/23/29	13,850	14,889
	International Bank for Reconstruction & Development	0.875%	5/14/30	25,400	25,322
	International Bank for Reconstruction & Development	4.750%	2/15/35	10,708	15,741
	International Finance Corp.	1.125%	7/20/21	3,550	3,582
	International Finance Corp.	2.000%	10/24/22	36,600	38,035
	International Finance Corp.	2.875%	7/31/23	30,500	32,898
	International Finance Corp.	1.375%	10/16/24	20,455	21,286
	International Finance Corp.	2.125%	4/7/26	23,800	25,916
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	8,925	9,174
[8]	Japan Bank for International Cooperation	1.500%	7/21/21	24,125	24,389

134

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[8]	Japan Bank for International Cooperation	2.000%	11/4/21	6,880	7,020
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	9,200	9,553
[8]	Japan Bank for International Cooperation	2.375%	7/21/22	11,200	11,629
[8]	Japan Bank for International Cooperation	1.625%	10/17/22	11,000	11,280
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	34,280	35,309
[8]	Japan Bank for International Cooperation	1.750%	1/23/23	23,900	24,643
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	17,000	17,053
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	4,965	5,369
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	1,400	1,520
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	24,400	26,639
[8]	Japan Bank for International Cooperation	2.500%	5/23/24	22,000	23,590
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	19,690	21,466
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	13,000	13,583
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	38,109	40,534
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	5,720	6,324
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	2,110	2,294
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	30,850	33,404
[8]	Japan Bank for International Cooperation	2.875%	6/1/27	30,695	34,611
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	9,250	10,446
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	30,720	34,583
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	14,935	17,455
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	20,625	24,611
[8]	Japan Bank for International Cooperation	2.000%	10/17/29	12,000	12,921
[8]	Japan International Cooperation Agency	2.750%	4/27/27	11,600	12,852
[8]	Japan International Cooperation Agency	3.375%	6/12/28	5,250	6,153
[9]	KFW	1.500%	6/15/21	22,000	22,260
[9]	KFW	2.375%	8/25/21	19,075	19,535
[9]	KFW	1.750%	9/15/21	67,076	68,262
[9]	KFW	2.000%	11/30/21	21,990	22,523
[9]	KFW	3.125%	12/15/21	69,285	72,134
[9]	KFW	2.625%	1/25/22	21,440	22,229
[9]	KFW	2.500%	2/15/22	57,050	59,127
[9]	KFW	2.125%	3/7/22	76,050	78,432
[9]	KFW	2.125%	6/15/22	64,090	66,422
[9]	KFW	1.750%	8/22/22	84,830	87,532
[9]	KFW	2.000%	9/29/22	7,190	7,470
[9]	KFW	2.000%	10/4/22	25,550	26,540
[9]	KFW	2.375%	12/29/22	45,090	47,439
[9]	KFW	2.125%	1/17/23	48,735	51,003
[9]	KFW	1.625%	2/15/23	58,705	60,677
[9]	KFW	2.625%	2/28/24	20,100	21,761
[9]	KFW	1.375%	8/5/24	31,405	32,532
[9]	KFW	2.500%	11/20/24	48,946	53,368
[9]	KFW	2.000%	5/2/25	16,368	17,573
[9]	KFW	2.875%	4/3/28	6,775	7,875
[9]	KFW	1.750%	9/14/29	16,540	17,780
[9]	KFW	0.000%	4/18/36	16,942	13,580
[9]	KFW	0.000%	6/29/37	33,925	26,696
	Korea Development Bank	4.625%	11/16/21	7,425	7,806
	Korea Development Bank	2.625%	2/27/22	20,180	20,758
	Korea Development Bank	3.000%	3/19/22	2,360	2,445
	Korea Development Bank	3.000%	9/14/22	17,400	18,231
	Korea Development Bank	3.375%	3/12/23	37,000	39,391
	Korea Development Bank	2.750%	3/19/23	9,600	10,064
	Korea Development Bank	3.750%	1/22/24	23,490	25,742
	Korea Development Bank	3.250%	2/19/24	3,000	3,239
	Korea Development Bank	2.125%	10/1/24	5,700	5,967
	Korea Development Bank	2.000%	9/12/26	1,500	1,577
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,580	1,763
[9]	Landwirtschaftliche Rentenbank	1.750%	9/24/21	13,160	13,391
[9]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	340	348
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	14,350	15,667
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	41,825	44,675
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	12,300	12,313

135

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	25,425	27,738
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	17,675	18,789
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	19,024	21,413
	Nexen Energy ULC	7.875%	3/15/32	12,915	19,461
	Nexen Energy ULC	5.875%	3/10/35	5,124	6,997
	Nexen Energy ULC	6.400%	5/15/37	13,164	18,639
	Nexen Energy ULC	7.500%	7/30/39	7,748	12,512
	Nordic Investment Bank	1.250%	8/2/21	7,590	7,667
	Nordic Investment Bank	2.250%	9/30/21	1,000	1,024
	Nordic Investment Bank	2.125%	2/1/22	4,335	4,460
	Nordic Investment Bank	1.375%	10/17/22	11,800	12,088
	Nordic Investment Bank	0.375%	5/19/23	25,100	25,121
	Nordic Investment Bank	2.875%	7/19/23	13,500	14,550
	Nordic Investment Bank	2.250%	5/21/24	12,000	12,775
	North American Development Bank	2.400%	10/26/22	1,658	1,720
[10]	Oesterreichische Kontrollbank AG	2.875%	9/7/21	2,000	2,060
[10]	Oesterreichische Kontrollbank AG	2.375%	10/1/21	10,450	10,712
[10]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	6,635	6,876
[10]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	5,400	5,553
[10]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	12,595	13,435
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	11,971	13,060
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	14,400	14,983
[4]	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,280
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	17,345	18,966
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	27,244	31,195
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	12,884	15,091
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	5,506	8,342
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	12,825	14,813
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	46,306	59,735
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	30,961	39,669
[4]	Petroleos Mexicanos	2.290%	2/15/24	950	974
	Petroleos Mexicanos	2.378%	4/15/25	1,413	1,462
	Province of Alberta	2.200%	7/26/22	24,870	25,729
	Province of Alberta	3.350%	11/1/23	29,015	31,604
	Province of Alberta	2.950%	1/23/24	14,235	15,386
	Province of Alberta	1.875%	11/13/24	27,635	28,897
	Province of Alberta	1.000%	5/20/25	19,305	19,445
	Province of Alberta	3.300%	3/15/28	17,990	20,801
	Province of British Columbia	2.650%	9/22/21	20,260	20,839
	Province of British Columbia	2.000%	10/23/22	13,731	14,259
	Province of British Columbia	1.750%	9/27/24	7,875	8,262
	Province of British Columbia	6.500%	1/15/26	266	344
	Province of British Columbia	2.250%	6/2/26	8,075	8,756
	Province of Manitoba	2.050%	11/30/20	1,750	1,761
	Province of Manitoba	2.125%	5/4/22	1,400	1,443
	Province of Manitoba	2.100%	9/6/22	12,070	12,488
	Province of Manitoba	2.600%	4/16/24	19,500	20,945
	Province of Manitoba	3.050%	5/14/24	2,000	2,183
	Province of Manitoba	2.125%	6/22/26	6,575	7,063
	Province of New Brunswick	2.500%	12/12/22	1,675	1,756
	Province of New Brunswick	3.625%	2/24/28	8,500	9,976
	Province of Ontario	2.500%	9/10/21	34,170	35,018
	Province of Ontario	2.400%	2/8/22	19,007	19,619
	Province of Ontario	2.550%	4/25/22	35,310	36,682
	Province of Ontario	2.250%	5/18/22	41,575	43,014
	Province of Ontario	2.450%	6/29/22	15,085	15,683
	Province of Ontario	2.200%	10/3/22	10,500	10,902
	Province of Ontario	1.750%	1/24/23	5,600	5,792
	Province of Ontario	3.400%	10/17/23	54,220	59,270
	Province of Ontario	3.050%	1/29/24	17,865	19,438
	Province of Ontario	3.200%	5/16/24	5,050	5,549
	Province of Ontario	2.500%	4/27/26	17,045	18,610
	Province of Ontario	2.300%	6/15/26	43,375	46,643
	Province of Ontario	2.000%	10/2/29	32,560	34,576

136

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Quebec	2.750%	8/25/21	27,645	28,402
	Province of Quebec	2.375%	1/31/22	19,250	19,845
	Province of Quebec	2.625%	2/13/23	26,975	28,514
	Province of Quebec	7.500%	7/15/23	300	361
	Province of Quebec	7.125%	2/9/24	11,272	13,825
	Province of Quebec	2.500%	4/9/24	800	858
	Province of Quebec	2.875%	10/16/24	17,375	19,025
	Province of Quebec	1.500%	2/11/25	11,640	11,946
	Province of Quebec	2.500%	4/20/26	23,200	25,420
	Province of Quebec	2.750%	4/12/27	45,965	51,326
	Province of Quebec	7.500%	9/15/29	17,395	26,803
	Province of Quebec	1.350%	5/28/30	11,800	11,879
	Province of Saskatchewan	8.500%	7/15/22	3,374	3,908
	Republic of Chile	3.250%	9/14/21	5,743	5,908
	Republic of Chile	2.250%	10/30/22	2,385	2,462
	Republic of Chile	3.125%	3/27/25	6,870	7,463
	Republic of Chile	3.125%	1/21/26	11,468	12,525
[4]	Republic of Chile	3.240%	2/6/28	17,254	18,910
	Republic of Chile	2.450%	1/31/31	12,300	12,650
[4]	Republic of Chile	2.550%	1/27/32	11,475	11,912
	Republic of Chile	3.625%	10/30/42	1,300	1,471
	Republic of Chile	3.860%	6/21/47	16,707	19,671
[4]	Republic of Chile	3.500%	1/25/50	28,156	31,522
	Republic of Colombia	4.375%	7/12/21	15,890	16,326
[4]	Republic of Colombia	2.625%	3/15/23	20,485	20,763
	Republic of Colombia	4.000%	2/26/24	28,050	29,454
	Republic of Colombia	8.125%	5/21/24	6,362	7,633
[4]	Republic of Colombia	4.500%	1/28/26	24,763	26,765
[4]	Republic of Colombia	3.875%	4/25/27	38,850	40,820
[4]	Republic of Colombia	4.500%	3/15/29	23,425	25,460
[4]	Republic of Colombia	3.000%	1/30/30	11,850	11,625
[4]	Republic of Colombia	3.125%	4/15/31	2,800	2,752
	Republic of Colombia	10.375%	1/28/33	5,750	8,814
	Republic of Colombia	7.375%	9/18/37	20,452	27,802
	Republic of Colombia	6.125%	1/18/41	27,150	33,466
[4]	Republic of Colombia	5.625%	2/26/44	28,882	34,154
[4]	Republic of Colombia	5.000%	6/15/45	58,914	65,586
	Republic of Colombia	5.200%	5/15/49	19,300	22,291
[4]	Republic of Colombia	4.125%	5/15/51	16,200	15,976
	Republic of Finland	6.950%	2/15/26	1,905	2,511
	Republic of Hungary	6.375%	3/29/21	43,333	45,067
	Republic of Hungary	5.375%	2/21/23	23,577	25,817
	Republic of Hungary	5.750%	11/22/23	4,941	5,614
	Republic of Hungary	5.375%	3/25/24	21,473	24,373
	Republic of Hungary	7.625%	3/29/41	17,290	28,987
	Republic of Indonesia	2.950%	1/11/23	5,450	5,600
	Republic of Indonesia	4.450%	2/11/24	9,775	10,569
	Republic of Indonesia	3.500%	1/11/28	16,550	17,563
	Republic of Indonesia	4.100%	4/24/28	13,780	15,261
	Republic of Indonesia	4.750%	2/11/29	18,615	21,547
	Republic of Indonesia	3.400%	9/18/29	5,600	5,943
	Republic of Indonesia	2.850%	2/14/30	5,450	5,566
	Republic of Indonesia	3.850%	10/15/30	12,700	14,113
[6]	Republic of Indonesia	4.750%	7/18/47	6,315	7,381
	Republic of Indonesia	4.350%	1/11/48	34,150	38,465
	Republic of Indonesia	5.350%	2/11/49	13,700	17,758
	Republic of Indonesia	3.700%	10/30/49	6,400	6,656
	Republic of Indonesia	3.500%	2/14/50	1,216	1,249
	Republic of Indonesia	4.200%	10/15/50	19,990	22,364
	Republic of Indonesia	4.450%	4/15/70	12,315	14,147
	Republic of Italy	6.875%	9/27/23	33,475	38,759
	Republic of Italy	2.375%	10/17/24	31,600	32,088
	Republic of Italy	2.875%	10/17/29	20,500	20,511
	Republic of Italy	5.375%	6/15/33	30,740	38,423

137

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Italy	4.000%	10/17/49	30,900	31,515
	Republic of Korea	3.875%	9/11/23	1,750	1,918
	Republic of Korea	5.625%	11/3/25	525	649
	Republic of Korea	2.750%	1/19/27	51,175	55,624
	Republic of Korea	4.125%	6/10/44	7,137	9,869
	Republic of Korea	3.875%	9/20/48	8,013	10,997
[4]	Republic of Panama	4.000%	9/22/24	15,914	17,267
[4]	Republic of Panama	3.750%	3/16/25	24,147	26,115
	Republic of Panama	7.125%	1/29/26	11,524	14,520
	Republic of Panama	8.875%	9/30/27	7,279	10,327
[4]	Republic of Panama	3.875%	3/17/28	16,830	18,913
	Republic of Panama	9.375%	4/1/29	10,920	16,557
[4]	Republic of Panama	3.160%	1/23/30	6,115	6,581
[4]	Republic of Panama	6.700%	1/26/36	25,504	36,630
[4]	Republic of Panama	4.500%	5/15/47	14,155	17,358
[4]	Republic of Panama	4.500%	4/16/50	35,528	43,389
[4]	Republic of Panama	4.300%	4/29/53	18,500	22,084
[4]	Republic of Panama	4.500%	4/1/56	31,625	38,741
[4]	Republic of Panama	3.870%	7/23/60	5,450	6,179
	Republic of Peru	7.350%	7/21/25	7,239	9,208
[4]	Republic of Peru	2.392%	1/23/26	3,400	3,549
	Republic of Peru	4.125%	8/25/27	1,699	1,947
	Republic of Peru	2.844%	6/20/30	5,650	6,059
[4]	Republic of Peru	2.783%	1/23/31	18,760	19,955
	Republic of Peru	8.750%	11/21/33	35,914	59,865
[4]	Republic of Peru	6.550%	3/14/37	15,341	23,299
	Republic of Peru	5.625%	11/18/50	33,723	53,170
	Republic of Poland	5.125%	4/21/21	19,845	20,564
	Republic of Poland	5.000%	3/23/22	23,555	25,264
	Republic of Poland	3.000%	3/17/23	23,036	24,394
	Republic of Poland	4.000%	1/22/24	15,214	16,849
	Republic of Poland	3.250%	4/6/26	24,835	27,826
	Republic of the Philippines	4.200%	1/21/24	1,000	1,086
	Republic of the Philippines	9.500%	10/21/24	1,150	1,502
	Republic of the Philippines	10.625%	3/16/25	19,796	27,665
	Republic of the Philippines	5.500%	3/30/26	24,025	28,860
	Republic of the Philippines	3.000%	2/1/28	17,430	18,793
	Republic of the Philippines	3.750%	1/14/29	20,150	23,009
	Republic of the Philippines	9.500%	2/2/30	21,628	35,146
	Republic of the Philippines	2.457%	5/5/30	5,000	5,237
	Republic of the Philippines	7.750%	1/14/31	24,670	36,851
	Republic of the Philippines	6.375%	1/15/32	7,900	10,912
	Republic of the Philippines	6.375%	10/23/34	39,640	57,032
	Republic of the Philippines	5.000%	1/13/37	1,645	2,116
	Republic of the Philippines	3.950%	1/20/40	40,538	47,018
	Republic of the Philippines	3.700%	3/1/41	9,737	11,064
	Republic of the Philippines	3.700%	2/2/42	19,995	22,947
	Republic of the Philippines	2.950%	5/5/45	32,465	33,835
	State of Israel	4.000%	6/30/22	16,130	17,164
	State of Israel	3.150%	6/30/23	11,100	11,847
	State of Israel	2.875%	3/16/26	31,300	34,145
	State of Israel	3.250%	1/17/28	7,500	8,491
	State of Israel	2.500%	1/15/30	140	151
	State of Israel	2.750%	7/3/30	6,030	6,611
	State of Israel	4.500%	1/30/43	14,150	18,182
	State of Israel	4.125%	1/17/48	10,850	13,454
	State of Israel	3.375%	1/15/50	39,550	43,034
	State of Israel	3.875%	7/3/50	24,000	28,266
	State of Israel	4.500%	4/3/20	12,300	15,638
	Svensk Exportkredit AB	1.625%	9/12/21	19,350	19,640
	Svensk Exportkredit AB	3.125%	11/8/21	12,000	12,442
	Svensk Exportkredit AB	2.375%	3/9/22	4,600	4,751
	Svensk Exportkredit AB	2.000%	8/30/22	17,000	17,568
	Svensk Exportkredit AB	1.625%	11/14/22	15,000	15,420

138

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Svensk Exportkredit AB	2.875%	3/14/23	13,950	14,862
	Svensk Exportkredit AB	0.750%	4/6/23	7,277	7,338
	Svensk Exportkredit AB	0.625%	5/14/25	9,800	9,822
	Syngenta Finance NV	3.125%	3/28/22	6,535	6,609
	United Mexican States	3.625%	3/15/22	40,540	42,138
	United Mexican States	4.000%	10/2/23	24,706	26,283
	United Mexican States	3.600%	1/30/25	41,067	43,365
[4]	United Mexican States	3.900%	4/27/25	14,450	15,418
	United Mexican States	4.125%	1/21/26	32,285	34,789
	United Mexican States	4.150%	3/28/27	46,840	50,239
	United Mexican States	3.750%	1/11/28	30,190	31,388
	United Mexican States	4.500%	4/22/29	36,250	39,184
[4]	United Mexican States	3.250%	4/16/30	17,800	17,525
	United Mexican States	8.300%	8/15/31	3,680	5,200
[4]	United Mexican States	4.750%	4/27/32	49,990	55,114
	United Mexican States	7.500%	4/8/33	14,865	20,172
	United Mexican States	6.750%	9/27/34	10,938	14,349
	United Mexican States	6.050%	1/11/40	34,494	41,695
	United Mexican States	4.750%	3/8/44	70,849	73,847
	United Mexican States	5.550%	1/21/45	13,558	15,796
	United Mexican States	4.600%	1/23/46	32,754	33,484
	United Mexican States	4.350%	1/15/47	34,290	33,990
	United Mexican States	4.600%	2/10/48	28,788	29,416
[4]	United Mexican States	4.500%	1/31/50	30,075	30,932
[4]	United Mexican States	5.000%	4/27/51	36,950	39,838
	United Mexican States	5.750%	10/12/10	40,901	44,881
Total Sovereign Bonds (Cost $10,090,710)					10,763,137
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	3,520	3,720
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	3,443
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	7,140
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	2,300	3,743
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	1,000	1,449
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	8,475	12,471
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	2,175	3,046
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	1,550	2,516
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	8,225	14,847
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,000	4,303
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	6,436
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	31,416
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,900	5,196
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,230	18,363
	California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	12,550	12,874
	California GO	5.700%	11/1/21	24,125	25,769
	California GO	2.367%	4/1/22	2,000	2,061
	California GO	3.375%	4/1/25	5,450	6,103
	California GO	2.650%	4/1/26	5,000	5,453

139

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	3.500%	4/1/28	7,635	8,875
California GO	3.050%	4/1/29	600	680
California GO	2.500%	10/1/29	9,035	9,829
California GO	4.500%	4/1/33	11,590	13,693
California GO	7.500%	4/1/34	42,720	69,665
California GO	4.600%	4/1/38	17,500	20,450
California GO	7.550%	4/1/39	35,960	64,034
California GO	7.300%	10/1/39	6,571	10,986
California GO	7.350%	11/1/39	27,070	45,536
California GO	7.625%	3/1/40	15,125	26,699
California GO	7.600%	11/1/40	15,755	28,923
California State University Systemwide Revenue	3.899%	11/1/47	3,320	4,090
California State University Systemwide Revenue	2.975%	11/1/51	5,460	5,848
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	2,006
Chicago IL GO	7.045%	1/1/29	3,000	3,145
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,450	10,765
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	2,602
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	5,676
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	7,135	9,826
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,844
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	7,000	8,241
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	6,740
Commonwealth of Massachusetts	2.514%	7/1/41	6,800	6,825
Connecticut GO	5.090%	10/1/30	8,770	10,494
Connecticut GO	5.850%	3/15/32	6,410	8,681
Cook County IL GO	6.229%	11/15/34	4,625	6,506
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	3,054
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	3,356
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	6,049
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	4,490	5,654
Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,854
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	6,675	6,920
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	4,564
District of Columbia Income Tax Revenue	5.591%	12/1/34	4,175	5,543
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	17,250	24,737
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,280	6,440
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	95	99
Florida Board of Administration Finance Corp. Revenue	2.638%	7/1/21	7,330	7,481
Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	4,350	4,467
George Washington University	4.300%	9/15/44	5,500	6,371
George Washington University	4.868%	9/15/45	4,105	5,313
George Washington University	4.126%	9/15/48	10,235	12,561
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	12,991	18,893
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,604	9,679
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,645	5,247
Grand Parkway Texas Transportation Corp.	3.236%	10/1/52	12,705	13,239
Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	4,100	4,374
Great Lakes Michigan Water Authority Water Supply System Revenue	3.473%	7/1/41	1,000	1,045
Houston TX GO	6.290%	3/1/32	14,080	18,074
Houston TX GO	3.961%	3/1/47	230	279
Illinois GO	4.950%	6/1/23	10,583	10,691
Illinois GO	5.100%	6/1/33	66,019	66,973

140

Vanguard® Total Bond Market Index Fund

Schedule of Investments

June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Illinois GO	6.630%	2/1/35	8,155	8,992
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	7,137
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	7,080
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	4,100	5,116
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	4,430
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,900	2,428
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	1,183
[11]	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	4,300	5,517
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	5,344
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,925	5,936
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	1,550	1,550
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	4,647
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	9,046
	Los Angeles CA Unified School District GO	5.755%	7/1/29	350	446
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,200	14,103
	Los Angeles CA Unified School District GO	6.758%	7/1/34	14,910	22,059
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	10,926
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,686
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	3,402
	Massachusetts GO	4.200%	12/1/21	4,520	4,635
	Massachusetts GO	4.500%	8/1/31	400	493
	Massachusetts GO	5.456%	12/1/39	5,350	7,579
	Massachusetts GO	2.813%	9/1/43	10,415	11,174
	Massachusetts GO	2.900%	9/1/49	5,415	5,904
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	4,295
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	5,695	5,809
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	6,103
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	3,433
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	10,399
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	6,631
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	2,025	2,146
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	4,839
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	6,865
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,941
	Mississippi GO	5.245%	11/1/34	1,375	1,864
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	7,108
[12]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,525	18,760
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	5,035	4,729
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	5,410	5,039

141

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	13,127
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	7,805	7,986
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	9,782
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	16,050	27,199
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	15,940	26,336
	New York City NY GO	6.246%	6/1/35	2,700	2,713
	New York City NY GO	5.517%	10/1/37	7,150	10,162
	New York City NY GO	6.271%	12/1/37	3,200	4,937
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.709%	2/15/48	150	161
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	2,201
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	610
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	4,447
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,624
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,400	6,627
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	30,136
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,675	6,169
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	11,965
	New York Metropolitan Transportation Authority Revenue	5.175%	11/15/49	9,375	10,936
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	32,513
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	1,950	2,301
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	200	257
	New York State Dormitory Authority Revenue	3.142%	7/1/43	11,425	11,775
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,650	2,820
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,815
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,233
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	9,795	10,659
	New York State Thruway Authority	2.900%	1/1/35	2,675	2,872
	New York State Thruway Authority	3.500%	1/1/42	2,000	2,041
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	4,575
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	7,332
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	19,150
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,260	13,196
	Ohio State University General Receipts Revenue	3.798%	12/1/46	2,860	3,591
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	5,879
	Ohio Turnpike Commision Revenue	3.216%	2/15/48	8,675	8,982
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	3,017
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	8,790
	Oregon GO	5.892%	6/1/27	5,230	6,538
[11]	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,432
[12]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,934

142

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	2,617	3,127
	Pennsylvania State University	2.790%	9/1/43	7,400	7,620
	Pennsylvania State University	2.840%	9/1/50	3,415	3,560
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,290	6,603
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	3,468
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	6,355	9,070
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	17,162
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	8,748
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	5,123
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	2,663
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	3,223
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	27,900	37,038
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	7,406
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	5,716
	Princeton University	5.700%	3/1/39	9,315	14,423
[4]	Princeton University	2.516%	7/1/50	7,925	8,272
	Regents of the University of California Medical Center Pooled Revenue	3.006%	5/15/50	7,270	7,361
	Regents of the University of California Medical Center Pooled Revenue	3.256%	5/15/60	6,730	6,996
	Regents of the University of California Medical Center Pooled Revenue	3.706%	5/15/20	3,600	3,731
	Regents of the University of California Revenue	3.063%	7/1/25	10,500	11,512
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,200	5,358
	Riverside County CA Pension Revenue	3.818%	2/15/38	975	1,090
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	4,385
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,394
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	3,900	4,744
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	8,952
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,790
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	2,214
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	5,358
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	6,055
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	10,114
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	6,514
	San Diego CA Regional Transportation Commission Revenue	3.248%	4/1/48	1,225	1,304
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	6,028
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	18,097
	San Francisco CA City & County Public Utilities Commission Water Revenue	3.303%	11/1/39	6,605	7,035
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	8,816
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	6,437
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	11,103
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,300	2,353
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	13,521
	Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	5,715	5,918
	Texas GO	5.517%	4/1/39	8,265	12,004
	Texas GO	3.211%	4/1/44	6,000	6,357
	Texas Private Activity Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	9,870	10,160
	Texas Transportation Commission GO	2.562%	4/1/42	11,375	11,547
	Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	6,451
	Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,765
	University of California Regents Medical Center Revenue	6.548%	5/15/48	3,950	6,312

143

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of California Regents Medical Center Revenue	6.583%	5/15/49	2,575	4,049
University of California Revenue	4.601%	5/15/31	4,500	5,462
University of California Revenue	5.946%	5/15/45	13,025	19,167
University of California Revenue	4.858%	5/15/12	16,990	23,549
University of California Revenue	4.767%	5/15/15	6,825	9,224
University of Michigan	2.437%	4/1/40	5,110	5,272
University of Michigan	2.562%	4/1/50	2,850	2,952
University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,250	3,624
University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education	3.555%	9/15/19	14,580	17,125
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	6,812
University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,710	2,310
University of Texas System Revenue Financing System Revenue	3.354%	8/15/47	3,200	3,745
University of Texas System Revenue Financing System Revenue	2.439%	8/15/49	5,110	5,031
University of Virginia Revenue	4.179%	9/1/17	3,425	4,664
University of Virginia Revenue	3.227%	9/1/19	935	992
Utah GO	4.554%	7/1/24	1,915	2,035
Utah GO	3.539%	7/1/25	8,410	9,004
Washington GO	5.140%	8/1/40	4,410	6,432
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	17,970	19,641
Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,443
[11] Wisconsin GO	5.700%	5/1/26	1,125	1,293
Total Taxable Municipal Bonds (Cost $1,584,850)				1,922,383

			Shares
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
[13] Vanguard Market Liquidity Fund (Cost $9,943,383)	0.227%		99,446,461	9,944,646
Total Investments (102.8%) (Cost $264,179,482)				284,925,783
Other Assets and Liabilities–Net (-2.8%)				(7,871,475)
Net Assets (100%)				277,054,308

Cost is in $000.
¤	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2020.
1	Securities with a value of $4,630,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $3,116,887,000, representing 1.1% of net assets.
7	Non-income-producing security—security in default.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

144

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2020

13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

145

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA842 082020

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY CHIEF EXECUTIVE OFFICER

Date: August 19, 2020

VANGUARD BOND INDEX FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL CHIEF FINANCIAL OFFICER

Date: August 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018  (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019  (see file Number 811-02554), Incorporated by Reference.